UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant's semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

February 29, 2020

BKLN Invesco Senior Loan ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Senior Loan ETF (BKLN)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Variable Rate Senior Loan Interests-94.20%(a)(b)
Aerospace & Defense-1.78%
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.85%	05/30/2025	$35,209	$ 34,471,796
Term Loan F (1 mo. USD LIBOR + 2.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.85%	06/09/2023	48,540	47,568,931
				82,040,727
Air Transport-0.58%
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . .	3.40%	01/15/2025	26,939	26,728,942
Automotive-1.35%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.50%) . . . . . . . . . . . . . .	5.10%	04/30/2026	63,808	62,292,751
Building & Development-2.32%
DTZ U.S. Borrower, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%). . . . . . . . . . . . . . . . . . . . . . . . . .	4.35%	08/21/2025	38,884	38,300,851
Pisces Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.41%	04/12/2025	33,826	32,979,987
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . .	4.10%	11/15/2023	35,914	35,375,500
				106,656,338
Business Equipment & Services-13.28%
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.10%	08/04/2025	55,133	55,408,777
Term Loan B-6 (1 mo. USD LIBOR + 3.00%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.60%	11/03/2023	61,693	61,256,295
Term Loan B-7 (1 mo. USD LIBOR + 3.00%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.60%	11/03/2024	22,616	22,456,205
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%) . . . . . . . . . .	6.12%	06/21/2024	39,284	38,567,235
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%). . . . . . . . . . . . . . . . . . . .	4.10%	03/01/2024	59,020	58,024,326
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%) . . . . . . . . . . . . . . . . . . . . . . .	5.61%	02/06/2026	37,922	38,087,691
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%). . . . . . . . . . . . . . . . . . .	4.76%	11/01/2023	35,369	35,181,647
Prime Secuirty Services Borrower LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.25%). . . . . . . . . . . .	4.91%	09/23/2026	35,236	34,398,758
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . .	4.11%	11/08/2024	31,416	30,925,139
Refinitiv US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . . . . . . . . . . . . .	4.85%	10/01/2025	100,551	100,467,475
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.35%	05/01/2024	41,946	41,513,322
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	11/16/2026	20,000	19,875,000
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (3 mo. USD LIBOR + 5.00%).	6.94%	05/30/2026	52,209	40,494,403
West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.60%	10/10/2024	42,887	34,345,793
				611,002,066
Cable & Satellite Television-7.24%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.36%	04/30/2025	3,000	2,976,750
Term Loan B-2 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.36%	02/01/2027	91,760	90,699,089
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.91%	07/17/2025	54,585	54,083,764
Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.16%	04/15/2027	12,015	11,909,869
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (1 mo. USD LIBOR + 4.00%) . . . . . .	5.66%	08/14/2026	38,269	37,598,938
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%). . . . . . . . . . . . . . . . . . . . . .	3.66%	08/15/2026	42,314	41,177,094
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%) . . . . . . . . . .	4.16%	01/31/2028	40,428	39,855,527
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . . . . . . . . .	4.89%	08/18/2023	30,014	29,113,985
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . .	4.16%	04/15/2025	26,367	25,641,581
				333,056,597
Chemicals & Plastics-2.31%
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%) . . . . . . . . .	3.69%	06/01/2024	24,160	23,747,319
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . .	4.44%	03/02/2026	24,397	24,045,972
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.67%	10/01/2025	60,256	58,448,140
				106,241,431
Containers & Glass Products-3.21%
Berry Global, Inc., Term Loan Y (1 mo. USD LIBOR + 2.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.67%	07/01/2026	62,471	61,572,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Containers & Glass Products-(continued)
Reynolds Consumer Products LLC, Term Loan B (3 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . . .	3.50%	01/29/2027	$38,158	$ 37,818,561
Reynolds Group Issuer, Inc./LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.75%) . . . . . . . . . .	4.35%	02/05/2023	48,633	48,278,404
				147,669,849
Drugs-4.52%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%) . . . . . . . . . . . . . . . . . . . . . . .	5.13%	05/04/2025	42,665	38,043,032
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.88%	04/29/2024	51,440	49,371,942
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%) . . . . . . . . . . . . .	3.58%	11/15/2027	35,545	35,303,363
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . .	4.10%	08/18/2022	28,487	28,362,565
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%) . . .	4.66%	06/02/2025	57,114	56,878,614
				207,959,516
Ecological Services & Equipment-0.81%
GFL Environmental, Inc., Incremental Term Loan (Canada) (1 mo. USD LIBOR + 3.00%). . . . . . . . .	4.60%	05/30/2025	37,806	37,205,206
Electronics & Electrical-10.30%
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.85%	10/02/2025	50,751	48,911,733
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.85%	04/06/2026	37,524	37,007,850
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.38%	03/13/2024	28,875	28,834,431
Term Loan B-1 (1 mo. USD LIBOR + 2.00%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.61%	09/19/2025	78,545	77,784,126
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%). . . . . . . . .	5.28%	06/13/2024	51,526	49,303,948
MA Finance Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.10%	06/21/2024	1,432	1,364,251
McAfee LLC, Term Loan B (3 mo. USD LIBOR + 3.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.35%	09/30/2024	46,002	45,700,596
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%). . . . . . . . . . . . . . . . . . . . . . . .	5.35%	09/13/2024	35,938	35,129,360
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.10%	06/21/2024	32,683	31,130,608
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.40%	04/16/2025	11,066	10,949,294
Term Loan B-4 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.40%	04/16/2025	7,902	7,818,268
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%) . . . . . . . . . . . . . .	5.35%	05/04/2026	31,080	31,041,588
Western Digital Corp.
Term Loan A-1 (1 mo. USD LIBOR + 1.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.10%	02/27/2023	61,105	60,895,499
Term Loan B-4 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	04/29/2023	8,495	8,388,711
				474,260,263
Financial Intermediaries-1.20%
RPI Finance Trust, Term Loan B (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	02/11/2027	55,000	55,034,375
Food Service-2.64%
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.38%	02/05/2025	36,622	35,844,272
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	11/19/2026	81,408	80,187,255
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	06/27/2023	5,694	5,643,992
				121,675,519
Health Care-10.09%
athenahealth, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%) . . . . . . . . . . . . . . . . . . . . . .	6.16%	02/11/2026	56,088	55,597,136
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . .	3.35%	08/12/2026	38,314	37,985,649
Elanco Animal Health, Inc., Term Loan (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	02/04/2027	17,610	17,463,000
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%) . . . . . . . . . . . . . . . . . . . . . . . . . .	5.35%	10/10/2025	90,447	73,397,407
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . .	4.88%	07/02/2025	34,111	33,897,466
LifePoint Health, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.35%	11/16/2025	61,350	60,915,275
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . .	4.69%	06/07/2023	40,046	38,260,835
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . . . . . . . . .	4.91%	06/30/2025	28,655	27,365,623
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 4.25%) . . . . . . . .	6.19%	07/23/2026	35,562	35,040,178
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . . . . .	4.35%	02/06/2024	47,373	36,240,529
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) . . . . . . . . . . . . . . . . . . . . . . . . . .	6.10%	08/27/2025	48,112	48,021,842
				464,184,940
Insurance-3.86%
Acrisure LLC, Term Loan B (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	01/31/2027	65,000	64,187,500
Hub International Ltd., Term Loan (2 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.39%	04/25/2025	45,653	44,540,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Insurance-(continued)
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%) . . . . . . . . . .	4.85%	12/31/2025	$ 32,421	$ 31,772,931
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.94%	05/16/2024	37,843	37,086,100
				177,587,313
Leisure Goods, Activities & Movies-4.03%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . .	4.10%	02/01/2024	43,640	42,276,146
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.85%	02/28/2025	43,796	40,722,898
Playtika Holding Corp., Term Loan B (1 mo. USD LIBOR + 6.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.60%	12/03/2024	33,000	33,092,895
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.86%	04/29/2026	31,402	31,111,593
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR +
2.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.36%	05/16/2025	39,509	38,339,972
				185,543,504
Lodging & Casinos-5.66%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . .	4.35%	12/23/2024	71,276	69,137,517
Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.40%	10/04/2023	51,170	50,338,963
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . . . . .	3.38%	06/22/2026	37,977	37,665,738
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . .	4.35%	08/14/2024	54,889	53,397,039
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%) . . . . . . . . . . . . . . . . . .	5.44%	07/10/2025	43,635	43,621,123
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.38%	12/20/2024	6,195	6,098,203
				260,258,583
Oil & Gas-2.31%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.41%	09/30/2024	38,210	37,536,691
Hercules Merger Sub LLC, Term Loan B (1 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . . . .	4.41%	11/02/2026	32,301	32,004,661
McDermott Technology (Americas), Inc., Term Loan (3 mo. USD LIBOR + 5.00%)(d) . . . . . . . . . . . .	6.94%	05/09/2025	36,243	21,394,758
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.94%	02/21/2021	48,726	15,543,611
				106,479,721
Publishing-0.68%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.67%	10/04/2023	31,609	31,381,858
Radio & Television-2.62%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%). . . . . . . . . . . . . . . . . . . . .	4.88%	08/24/2026	54,175	49,772,840
Nexstar Broadcasting, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.75%) . . . . . . . . . . . . . . . . . . . . . .	4.40%	09/18/2026	43,744	43,492,113
Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%). . . . . . . . . . . . .	4.35%	03/15/2024	28,415	27,434,470
				120,699,423
Retailers (except Food & Drug)-3.61%
Bass Pro Group LLC, Term Loan (1 mo. USD LIBOR + 5.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.60%	09/25/2024	65,024	62,423,177
Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.10%	01/30/2023	34,365	31,272,343
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%) . . . . . . . . . . . . . . . . . . . . . . . . .	5.03%	01/26/2023	38,092	30,568,438
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.66%	03/11/2022	42,431	42,027,438
				166,291,396
Telecommunications-8.23%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.90%	12/15/2024	37,684	35,988,172
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.85%	03/15/2027	92,326	89,826,245
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	03/01/2027	44,915	44,016,221
Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%) . . . . . . . . . . . . . . . . . . . . . . . . . .	4.76%	11/03/2023	42,912	41,153,078
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.60%	02/01/2024	40,578	39,859,845
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%). . . . . . . . . . . . . . . . . . . . . . . . . .	3.36%	04/11/2025	31,225	30,935,388
Sprint Communications, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) . . . . . . . . . . . . . . . . . . . . . . . .	4.13%	02/02/2024	73,075	72,527,244
Zayo Group LLC, Term Loan (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	02/20/2027	25,000	24,495,625
				378,801,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)

February 29, 2020 (Unaudited)

						Principal
	Interest		Maturity			Amount
	Rate		Date			(000)	Value
Utilities-1.57%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%) . . . . . . . . . . . . . .	4.60%	08/01/2025				$43,140	$ 42,456,796
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%) . . . . . . . . . . . . . . .	3.35%	12/31/2025				30,000	29,712,450
							72,169,246
Total Variable Rate Senior Loan Interests
(Cost $4,452,574,334) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	. . .	. . . . . . . . . . .	. . .	. .	. . . . . . . . . .	4,335,221,382

U.S. Dollar Denominated Bonds & Notes-2.59%

Aerospace & Defense-0.33%

TransDigm, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.25%	03/15/2026	14,081	14,934,675
Commercial Services & Supplies-0.25%
Prime Security Services Borrower LLC/Prime Finance, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.75%	04/15/2026	11,160	11,512,366
Diversified Telecommunication Services-0.18%
CommScope, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.00%	03/01/2026	8,250	8,483,508
Hotels, Restaurants & Leisure-0.19%
Scientific Games International, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2025	8,900	8,944,500
Household Products-0.07%
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(e)(f). . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.33%	07/15/2021	3,000	2,997,000
Media-1.05%
Univision Communications, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.75%	09/15/2022	1,874	1,893,325
Univision Communications, Inc.(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.13%	05/15/2023	34,598	33,456,266
Virgin Media Secured Finance PLC (United Kingdom)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	08/15/2026	5,000	5,156,950
Ziggo B.V. (Netherlands)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	01/15/2027	7,750	7,997,147
				48,503,688
Technology Hardware, Storage & Peripherals-0.52%
Dell International LLC/EMC Corp.(e). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.45%	06/15/2023	21,793	24,040,669
Total U.S. Dollar Denominated Bonds & Notes
(Cost $117,029,980) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	. . . . . . . . . . . . . .	. . . . . . . . . . . .	119,416,406
			Shares
Money Market Funds-1.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.46%(g)
(Cost $56,975,131) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			56,975,131	56,975,131
TOTAL INVESTMENTS IN SECURITIES-98.03%
(Cost $4,626,579,445) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	. . . . . . . . . . . . . .	. . . . . . . . . . . .	4,511,612,919
OTHER ASSETS LESS LIABILITIES-1.97% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	. . . . . . . . . . . . . .	. . . . . . . . . . . .	90,594,230

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $4,602,207,149

Investment Abbreviations:

LIBOR -London Interbank Offered Rate

USD -U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)This variable rate interest will settle after February 29, 2020, at which time the interest rate will be determined.

(d)The borrower has filed for protection in federal bankruptcy court.

(e)Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $119,416,406, which represented 2.59% of the Fund's Net Assets.

(f)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(g)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Credit Quality Rating Breakdown*

(% of the Fund's Net Assets)

as of February 29, 2020

Baa2	2.08
Baa3	5.89

Ba1	6.53
Ba2	10.01

Ba3	16.93
B1	21.09

B2	28.03
B3	3.91

Caa3	0.34
NR	1.98

Money Market Fund Plus Other Assets
Less Liabilities	3.21

*Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Rating Methodologies" under Research and Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Senior
Loan ETF
(BKLN)
Assets:
Unaffiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,454,637,788
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56,975,131
Receivable for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,939,199
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	892,150,945
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	688,776
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,416,391,839
Liabilities:
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,339,474
Payable for:
Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	471,477,990
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	311,468,681
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,836,073
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,472
Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	814,184,690
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,602,207,149
Net assets consist of:

Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,363,184,057
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(760,976,908)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,602,207,149

Shares outstanding (unlimited amount authorized, $0.01 par value). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207,400,000
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22.19

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21.97

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,569,604,314

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$56,975,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:

Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expenses:

Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Tax expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Invesco Senior

Loan ETF

(BKLN)

$130,472,961 137,846 6,017,020

136,627,827

17,383,940

4,142

17,388,082

(696,088)

16,691,994

119,935,833

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(33,885,794)

Change in net unrealized appreciation (depreciation) on investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(58,001,993)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(91,887,787)

Net increase in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$ 28,048,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$119,935,833	$258,829,915
Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(33,885,794)	(145,038,503)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(58,001,993)	(12,819,429)

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,048,046	100,971,983
Distributions to Shareholders from:
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(125,175,524)	(268,253,366)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(3,596,395)

Total distributions to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(125,175,524)	(271,849,761)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,348,700,303	2,667,505,331
Value of shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,057,707,317)	(5,486,757,971)
Transaction fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,396,821	13,848,677

Net increase (decrease) in net assets resulting from share transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	297,389,807	(2,805,403,963)

Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,262,329	(2,976,281,741)
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,401,944,820	7,378,226,561

End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,602,207,149	$4,401,944,820
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	103,600,000	116,700,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(91,200,000)	(240,900,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	195,000,000	319,200,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207,400,000	195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at
beginning of period. . . .	$22.57	$23.11	$23.15	$23.16	$23.05	$24.43	$24.78
Net investment
income(a) . . . . . . . . . . . .	0.50	1.07	0.77	0.82	0.99	0.92	1.00
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(0.39)	(0.53)	(0.08)	(0.02)	0.15	(1.39)	(0.36)
Total from investment
operations . . . . . . . . .	0.11	0.54	0.69	0.80	1.14	(0.47)	0.64
Distributions to
shareholders from:
Net investment income . .	(0.52)	(1.12)	(0.74)	(0.82)	(0.99)	(0.92)	(1.00)
Return of capital . . . . . . . .	-	(0.02)	-	-	(0.08)	(0.00)(b)	(0.00)(b)

Total distributions . . . . .	(0.52)	(1.14)	(0.74)	(0.82)	(1.07)	(0.92)	(1.00)
Transaction fees(a) . . . . . .	0.03	0.06	0.01	0.01	0.04	0.01	0.01
Net asset value at end of
period. . . . . . . . . . . . . . .	$22.19	$22.57	$23.11	$23.15	$23.16	$23.05	$24.43
Market price at end of

period(c) . . . . . . . . . . . . .	$21.97	$22.61	$23.05	$23.12	$23.19	$23.01	$24.37
Net Asset Value Total

Return(d) . . . . . . . . . . . . . .	0.61%	2.68%	3.07%	3.54%	5.32%	(1.96)%	2.66%
Market Price Total
Return(d) . . . . . . . . . . . . . .	(0.56)%	3.15%	2.93%	3.27%	5.64%	(1.89)%	2.21%
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted) .	$4,602,207	$4,401,945	$7,378,227	$8,763,831	$6,458,747	$4,808,978	$6,270,919
Ratio to average net
assets of:
Expenses, after	0.62%(e)(f)	0.64%(f)	0.63%(e)(f)	0.63%(f)	0.64%	0.65%(f)	0.64%
Waivers . . . . . . . . . . .
Expenses, prior to	0.65%(e)(f)	0.65%(f)	0.65%(e)(f)	0.65%(f)	0.65%	0.65%(f)	0.65%
Waivers . . . . . . . . . . .
Net investment	4.48%(e)	4.66%	3.99%(e)	3.52%	4.33%	3.82%	4.03%
income . . . . . . . . . . . .
Portfolio turnover rate(g) .	57%	78%	74%	71%	81%	43%	61%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolio:

Full Name	Short Name

Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"

The portfolio (the "Fund") represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund's Shares." The Fund's Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "Underlying Index").

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain

12

foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund is traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, the Fund currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between the Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board ("FRB") keeping the federal funds rates at, near or below zero. The "tapering" in 2015 of the FRB's quantitative easing program, combined with the FRB's changes to the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund's transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the

13

general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to the Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Liquidity Risk. For the Fund, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund's NAV.

Non-Correlation Risk. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. The Fund invests in non-investment grade securities. The risk of investing in non-investment grade securities is a form of credit risk. Securities that are rated non-investment grade, commonly referred to as "junk bonds," are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be

14

required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Sampling Risk. The Fund's use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of the financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the "SEC") or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund's ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

15

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's NAV and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from the Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from the Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the "Sub-Adviser"), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out

16

of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund's average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund. Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees of $696,088.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the "Licensor").

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$4,335,221,382	$-	$4,335,221,382

U.S. Dollar Denominated Bonds & Notes	-	119,416,406	-	119,416,406
Money Market Funds	56,975,131	-	-	56,975,131

Total Investments	$56,975,131	$4,454,637,788	$-	$4,511,612,919

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of August 31, 2019, as follows:

No expiration

Short-Term Long-Term Total*

$138,073,482 $440,281,493 $578,354,975

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $3,195,754,875 and $2,767,405,999, respectively.

At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$8,969,204
Aggregate unrealized (depreciation) of investments	(152,465,651)

Net unrealized appreciation (depreciation) of investments	$(143,496,447)
Cost of investments for tax purposes is $4,655,109,366.

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund's unitary management fee, pays for such compensation for the Fund. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8—Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the

18

borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the fiscal year ended February 29, 2020, there were no interests in senior loans purchased by the Fund on a participation basis.

NOTE 9—Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $750,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the fiscal year ended February 29, 2020, there were no outstanding borrowings from the line of credit.

NOTE 10—Capital

Shares are issued and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit of delivery of a basket of securities ("Deposit Securities").

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund's Shares are disclosed in detail in the Statement of Changes in Net Assets.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund's investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

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Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Senior Loan ETF (the "Fund"), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)
Actual	$1,000.00	$1,006.10	0.62%	$3.09

Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.62	3.12

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

KBWB Invesco KBW Bank ETF

KBWD Invesco KBW High Dividend Yield Financial ETF

KBWY Invesco KBW Premium Yield Equity REIT ETF

KBWP Invesco KBW Property & Casualty Insurance ETF

KBWR Invesco KBW Regional Banking ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco KBW Bank ETF (KBWB)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares          Value          Shares               Value

Common Stocks & Other Equity Interests-99.93%			Regional Banks-(continued)
Asset Management & Custody Banks-12.16%			First Republic Bank . . . . . . . . . . . . . . . . . . . . . . . .	173,177	$17,416,411
Bank of New York Mellon Corp. (The). . . . . . . . .	402,280	$16,050,972	Huntington Bancshares, Inc. . . . . . . . . . . . . . . . .	1,067,441	13,097,501
Northern Trust Corp. . . . . . . . . . . . . . . . . . . . . . .	183,687	16,120,371	KeyCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,015,971	16,611,126
State Street Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	262,294	17,864,844	M&T Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	119,588	16,787,763
			People's United Financial, Inc	459,035	6,421,900
		50,036,187
			PNC Financial Services Group, Inc. (The)	128,578	16,252,259
Consumer Finance-4.22%
			Regions Financial Corp. . . . . . . . . . . . . . . . . . . . .	997,049	13,480,103
Capital One Financial Corp. . . . . . . . . . . . . . . . . .	196,979	17,385,366
			SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . . .	53,310	11,097,010
Diversified Banks-39.32%
			Truist Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	360,012	16,610,954
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . .	1,182,449	33,699,796	Zions Bancorporation N.A. . . . . . . . . . . . . . . . . . .	176,181	7,038,431
. . . . . . . . . . . . . . . . . . . . . . . . . . . . .Citigroup, Inc	524,500	33,284,770			176,705,637
JPMorgan Chase & Co	299,028	34,720,141
			Thrifts & Mortgage Finance-1.27%
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	656,333	30,480,105
			New York Community Bancorp, Inc. . . . . . . . . . .	483,054	5,221,814
Wells Fargo & Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	723,453	29,553,055
			TOTAL INVESTMENTS IN SECURITIES-99.93%

		161,737,867
			(Cost $517,528,354)		411,086,871
Regional Banks-42.96%				. . . . . . . . . .
			OTHER ASSETS LESS LIABILITIES-0.07% . . . . .		271,153
CIT Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	97,891	3,887,252		. . . . . . . . . .
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . .		$411,358,024
Citizens Financial Group, Inc. . . . . . . . . . . . . . . . .	449,334	14,239,394		. . . . . . . . . .
Comerica, Inc	149,007	7,843,728

Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	652,533	15,921,805

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Regional Banks	42.96
Diversified Banks	39.32

Asset Management & Custody Banks	12.16
Consumer Finance	4.22

Thrifts & Mortgage Finance	1.27
Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Asset Management & Custody Banks-35.90%
Apollo Global Management, Inc. . . . . . . . . . . . .	89,928	$ 3,746,401
Apollo Investment Corp.. . . . . . . . . . . . . . . . . . .	544,930	8,304,733
Artisan Partners Asset Management, Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254,773	7,281,412
BlackRock TCP Capital Corp. . . . . . . . . . . . . . . .	592,435	7,754,974
FS KKR Capital Corp. . . . . . . . . . . . . . . . . . . . . .	1,620,740	8,589,922
Invesco Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	346,886	4,995,159
Janus Henderson Group PLC (United
Kingdom)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	192,535	4,081,742
New Mountain Finance Corp.. . . . . . . . . . . . . . .	643,704	8,232,974
Newtek Business Services Corp.(c) . . . . . . . . . .	448,553	8,504,565
Oxford Square Capital Corp.(c) . . . . . . . . . . . . .	1,433,701	7,483,919
PennantPark Investment Corp. . . . . . . . . . . . . .	1,626,184	9,318,034
Prospect Capital Corp.(c) . . . . . . . . . . . . . . . . . .	1,460,996	8,050,088
TCG BDC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	694,316	8,428,996
Waddell & Reed Financial, Inc., Class A(c) . . . . .	330,729	4,550,831
		99,323,750
Consumer Finance-1.09%
Navient Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	268,094	3,010,696
Diversified Banks-1.27%
Bank of NT Butterfield & Son Ltd. (The)
(Bermuda) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127,185	3,520,481
Investment Banking & Brokerage-7.70%
BGC Partners, Inc., Class A . . . . . . . . . . . . . . . .	1,435,975	6,691,643
Lazard Ltd., Class A . . . . . . . . . . . . . . . . . . . . . .	108,616	3,890,625
Moelis & Co., Class A. . . . . . . . . . . . . . . . . . . . . .	158,808	5,075,504
Virtu Financial, Inc., Class A(c). . . . . . . . . . . . . .	300,515	5,652,687
		21,310,459
Life & Health Insurance-2.08%
Principal Financial Group, Inc. . . . . . . . . . . . . . .	62,507	2,774,686
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . .	39,368	2,970,315
		5,745,001
Mortgage REITs-42.96%
AGNC Investment Corp. . . . . . . . . . . . . . . . . . . .	552,104	9,407,852
Annaly Capital Management, Inc. . . . . . . . . . . .	990,945	8,779,773
Apollo Commercial Real Estate Finance, Inc.. .	475,506	7,703,197
ARMOUR Residential REIT, Inc. . . . . . . . . . . . . .	590,691	10,679,693
Dynex Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . .	544,286	9,307,291
Invesco Mortgage Capital, Inc.(b). . . . . . . . . . . .	588,724	9,466,682

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Mortgage REITs-(continued)
MFA Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,176,108	$ 8,503,261
New Residential Investment Corp. . . . . . . . . . .	718,090	11,173,480
New York Mortgage Trust, Inc. . . . . . . . . . . . . .	1,777,984	10,134,509
Orchid Island Capital, Inc.(c) . . . . . . . . . . . . . . . .	2,566,776	14,707,626
Two Harbors Investment Corp. . . . . . . . . . . . . .	652,836	8,845,928
Western Asset Mortgage Capital Corp.. . . . . . .	1,012,164	10,141,883
		118,851,175
Property & Casualty Insurance-1.42%
Mercury General Corp. . . . . . . . . . . . . . . . . . . . .	90,611	3,924,362
Regional Banks-4.42%
Hanmi Financial Corp.. . . . . . . . . . . . . . . . . . . . .	214,906	3,352,534
PacWest Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	149,282	4,723,282
Umpqua Holdings Corp. . . . . . . . . . . . . . . . . . . .	270,391	4,161,318
		12,237,134
Thrifts & Mortgage Finance-1.61%
New York Community Bancorp, Inc. . . . . . . . . .	412,828	4,462,671
Trading Companies & Distributors-1.55%
Triton International Ltd. (Bermuda) . . . . . . . . .	125,042	4,297,694
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-100.00%
(Cost $299,809,018). . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	276,683,423

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.33%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e). . . . . . . . . . . .	15,203,794	15,203,794
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . .	5,065,428	5,067,961
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $20,271,404) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	20,271,755
TOTAL INVESTMENTS IN SECURITIES-107.33%
(Cost $320,080,422). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	296,955,178
OTHER ASSETS LESS LIABILITIES-(7.33)% . . . .	. . . . . . . . . . .	(20,273,580)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$276,681,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	(Loss)	February 29, 2020	Income

Invesco Ltd.	$ 3,906,490	$3,589,231	$(1,952,664)	$549,350	$(1,097,248)	$ 4,995,159	$225,758
Invesco Mortgage Capital, Inc.	8,751,037	2,361,449	(2,304,169)	507,623	150,742	9,466,682	561,598

Total Investments in Affiliates	$12,657,527	$5,950,680	$(4,256,833)	$1,056,973	$(946,506)	$14,461,841	$787,356

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Mortgage REITs	42.96
Asset Management & Custody Banks	35.90

Investment Banking & Brokerage	7.70
Regional Banks	4.42

Sub-Industry Types Each Less Than 3%	9.02
Money Market Funds Plus Other Assets
Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Diversified REITs-6.61%
Gladstone Commercial Corp. . . . . . . . . . . . . . . .	353,739	$6,675,055
Global Net Lease, Inc.. . . . . . . . . . . . . . . . . . . . .	589,056	10,868,083
		17,543,138
Health Care REITs-11.54%
Diversified Healthcare Trust . . . . . . . . . . . . . . .	1,370,341	8,619,445
Global Medical REIT, Inc. . . . . . . . . . . . . . . . . . .	505,255	7,058,412
New Senior Investment Group, Inc. . . . . . . . . .	1,032,677	6,268,350
Sabra Health Care REIT, Inc. . . . . . . . . . . . . . . .	443,755	8,675,410
		30,621,617
Hotel & Resort REITs-17.18%
Apple Hospitality REIT, Inc. . . . . . . . . . . . . . . . .	555,447	7,259,692
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . .	482,361	6,724,112
CorePoint Lodging, Inc. . . . . . . . . . . . . . . . . . . .	957,835	7,624,367
Hersha Hospitality Trust. . . . . . . . . . . . . . . . . . .	681,654	7,859,471
RLJ Lodging Trust . . . . . . . . . . . . . . . . . . . . . . .	553,082	7,306,213
Service Properties Trust . . . . . . . . . . . . . . . . . .	487,323	8,810,800
		45,584,655
Industrial REITs-2.69%
Industrial Logistics Properties Trust . . . . . . . . .	344,953	7,126,729
Office REITs-7.44%
Brandywine Realty Trust . . . . . . . . . . . . . . . . . .	390,647	5,304,986
City Office REIT, Inc.. . . . . . . . . . . . . . . . . . . . . .	637,792	7,398,387
Office Properties Income Trust . . . . . . . . . . . . .	241,919	7,047,101
		19,750,474
Residential REITs-6.48%
Bluerock Residential Growth REIT, Inc. . . . . . .	529,217	5,498,565
Independence Realty Trust, Inc. . . . . . . . . . . . .	394,761	5,234,531
Preferred Apartment Communities, Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	677,678	6,465,048
		17,198,144
Retail REITs-24.59%
American Finance Trust, Inc.. . . . . . . . . . . . . . .	615,403	6,400,191

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Retail REITs-(continued)
Brookfield Property REIT, Inc., Class A(b). . . . .	446,536	$ 7,283,002
Macerich Co. (The)(b) . . . . . . . . . . . . . . . . . . . . .	504,475	10,301,379
Pennsylvania REIT(b) . . . . . . . . . . . . . . . . . . . . . .	3,087,619	7,286,781
Tanger Factory Outlet Centers, Inc.(b) . . . . . . .	750,168	8,987,013
Taubman Centers, Inc. . . . . . . . . . . . . . . . . . . . .	313,199	16,305,140
Whitestone REIT . . . . . . . . . . . . . . . . . . . . . . . . .	707,740	8,698,125
		65,261,631
Specialized REITs-23.13%
CoreCivic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	935,121	13,849,142
EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . .	109,490	6,486,187
GEO Group, Inc. (The) . . . . . . . . . . . . . . . . . . . .	1,218,858	17,844,081
Uniti Group, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	2,376,413	23,193,791
		61,373,201
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.66%
(Cost $311,382,237). . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	264,459,589

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.31%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . . .	26,400,627	26,400,627
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . .	8,910,078	8,914,533
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $35,314,102) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	35,315,160
TOTAL INVESTMENTS IN SECURITIES-112.97%
(Cost $346,696,339). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	299,774,749
OTHER ASSETS LESS LIABILITIES-(12.97)% . . .	. . . . . . . . . . .	(34,417,612)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$265,357,137

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

REIT Sub-Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Retail REITs	24.59
Specialized REITs	23.13

Hotel & Resort REITs	17.18
Health Care REITs	11.54

Office REITs	7.44
Diversified REITs	6.61

Residential REITs	6.48
Industrial REITs	2.69

Money Market Funds Plus Other Assets
Less Liabilities	0.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares               ValueShares          Value

Common Stocks & Other Equity Interests-99.91%			Property & Casualty Insurance-(continued)
Multi-line Insurance-20.04%			Universal Insurance Holdings, Inc. . . . . . . . . . . . . . .	31,078	$643,004
American Financial Group, Inc.. . . . . . . . . . . . . . . . .	37,578	$3,472,959	W.R. Berkley Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	60,627	4,070,497
. . . . . . . . . . . . . .American International Group, Inc	156,575	6,601,202			66,023,104
Assurant, Inc	31,028	3,741,666
			Reinsurance-8.90%
Hartford Financial Services Group, Inc. (The). . . . .	66,644	3,328,868
			Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . .	15,198	3,767,280
Horace Mann Educators Corp. . . . . . . . . . . . . . . . . .	38,572	1,501,608
			RenaissanceRe Holdings Ltd. (Bermuda)	21,891	3,730,227

		18,646,303
			Third Point Reinsurance Ltd. (Bermuda)(b). . . . . . .	88,167	786,450
Property & Casualty Insurance-70.97%
					8,283,957
Allstate Corp. (The)	74,048	7,793,552
			Total Common Stocks & Other Equity Interests
Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	98,228	3,971,358			92,953,364
AXIS Capital Holdings Ltd. . . . . . . . . . . . . . . . . . . . .	69,662	3,909,431	(Cost $96,002,943) . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .

Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,431	7,894,128	Money Market Funds-0.00%
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . .	38,511	3,590,766
			Invesco Premier U.S. Government Money
Hanover Insurance Group, Inc. (The) . . . . . . . . . . .	30,329	3,595,200
			Portfolio, Institutional Class, 1.46%(c)
James River Group Holdings Ltd. . . . . . . . . . . . . . .	28,452	1,149,745
			(Cost $772) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	772	772
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,771	3,839,276
Mercury General Corp. . . . . . . . . . . . . . . . . . . . . . . .	51,798	2,243,371	TOTAL INVESTMENTS IN SECURITIES-99.91%
ProAssurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	50,336	1,366,622	(Cost $96,003,715) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	92,954,136
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . .	112,871	8,257,642	OTHER ASSETS LESS LIABILITIES-0.09% . . . . . . . . . .	. . . . . . . .	82,503
RLI Corp	41,956	3,372,423
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$93,036,639
Selective Insurance Group, Inc. . . . . . . . . . . . . . . . .	55,586	3,100,587		. . . . . . . .

Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . .	60,308	7,225,502

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Property & Casualty Insurance	70.97
Multi-line Insurance	20.04

Reinsurance	8.90
Money Market Funds Plus Other Assets
Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Regional Banking ETF (KBWR)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares          Value         Shares          Value

Common Stocks & Other Equity Interests-99.88%			Regional Banks-(continued)
Regional Banks-96.98%			PacWest Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,002	$1,012,543
Associated Banc-Corp. . . . . . . . . . . . . . . . . . . . . . . .	55,585	$941,054	Pinnacle Financial Partners, Inc. . . . . . . . . . . . . . . .	19,403	1,021,374
BancorpSouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . .	38,320	937,690	Popular, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,546	1,033,777
Bank of Hawaii Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	13,225	984,205	Prosperity Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	16,964	1,095,874
Bank OZK . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,153	1,019,485	Signature Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,332	2,168,233
BankUnited, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,991	1,009,533	Sterling Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58,361	967,625
Boston Private Financial Holdings, Inc. . . . . . . . . . .	33,460	326,402	Synovus Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	31,287	907,949
Brookline Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	32,064	444,728	TCF Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	49,247	1,794,561
Cadence BanCorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,457	726,573	Texas Capital Bancshares, Inc.(b) . . . . . . . . . . . . . . .	20,227	952,287
Cathay General Bancorp . . . . . . . . . . . . . . . . . . . . . .	32,039	986,160	Trustmark Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,830	694,827
Columbia Banking System, Inc. . . . . . . . . . . . . . . . .	28,996	962,667	UMB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	17,716	1,030,185
Commerce Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	36,173	2,208,000	Umpqua Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	72,800	1,120,392
Community Bank System, Inc. . . . . . . . . . . . . . . . . .	17,564	1,068,067	United Bankshares, Inc. . . . . . . . . . . . . . . . . . . . . . .	31,469	908,825
Cullen/Frost Bankers, Inc.. . . . . . . . . . . . . . . . . . . . .	20,085	1,574,463	United Community Banks, Inc. . . . . . . . . . . . . . . . . .	31,748	786,398
CVB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	55,793	1,034,402	Valley National Bancorp . . . . . . . . . . . . . . . . . . . . . .	125,074	1,163,188
East West Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	46,749	1,811,056	Webster Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	24,476	929,354
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	95,953	968,166	Western Alliance Bancorp . . . . . . . . . . . . . . . . . . . . .	22,848	1,051,922
First Commonwealth Financial Corp. . . . . . . . . . . . .	39,520	466,336	Wintrust Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	17,549	937,292
. . . . . . . . . . . . . . . . . . . . . . .First Financial Bancorp	39,948	822,929			49,345,623
First Financial Bankshares, Inc	34,473	990,754
			Thrifts & Mortgage Finance-2.90%
First Hawaiian, Inc. . . . . . . . . . . . . . . .	41,757	1,000,080
			Provident Financial Services, Inc.. . . . . . . . . . . . . . .	26,525	529,969
First Horizon National Corp. . . . . . . . .	74,113	987,926
			Washington Federal, Inc.. . . . . . . . . . . . . . . . . . . . . .	31,533	945,675
First Midwest Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	44,204	802,303
					1,475,644
Fulton Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	65,971	953,281
. . . . . . . . . . .Glacier Bancorp, Inc. . . . . . . . . . . . . . .	27,178	1,013,468	TOTAL INVESTMENTS IN SECURITIES-99.88%
Hancock Whitney Corp. . . . . . . . . . . . . . . . . . . . . . . .	29,346	983,091	(Cost $67,919,465) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	50,821,267
Home BancShares, Inc. . . . . . . . . . . . . . . . . . . . . . . .	63,323	1,061,294	OTHER ASSETS LESS LIABILITIES-0.12% . . . . . . .		63,063
Hope Bancorp, Inc	50,928	621,831		. . . . . . . .
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .		$50,884,330
IBERIABANK Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	16,327	982,722		. . . . . . . .

. . . . . . . . . . .Investors Bancorp, Inc. . . . . . . . . . . . .	98,817	1,041,531
Old National Bancorp. . . . . . . . . . . . . . . . . . . . . . . . .	65,915	1,038,820

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Regional Banks	96.98
Thrifts & Mortgage Finance	2.90

Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

				Invesco KBW
		Invesco KBW High	Invesco KBW	Property &
	Invesco KBW	Dividend Yield	Premium Yield	Casualty	Invesco KBW
	Bank ETF	Financial ETF	Equity REIT ETF	Insurance ETF	Regional Banking
	(KBWB)	(KBWD)	(KBWY)	(KBWP)	ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a) . . . .	$411,086,871	$262,221,582	$264,459,589	$92,953,364	$50,821,267
Affiliated investments in securities, at value. . . . . . . .	-	34,733,596	35,315,160	772	-
Receivable for:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	761,394	1,336,720	1,272,140	118,355	103,868
Securities lending. . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	18,387	121,155	-	-
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,989,699	-	-	-	-
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	3,354,682	-

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	423,837,964	298,310,285	301,168,044	96,427,173	50,925,135
Liabilities:
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	324,639	742,002	402,281	-	16,556
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . .	-	519,071	-	3,353,979	-
Collateral upon return of securities loaned. . . . . . .	-	20,271,404	35,314,102	-	-
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . .	11,995,834	-	-	-	-
Accrued unitary management fees . . . . . . . . . . . . . . .	146,180	85,826	83,778	28,560	16,492
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,287	10,384	10,746	7,995	7,757

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,479,940	21,628,687	35,810,907	3,390,534	40,805
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$411,358,024	$276,681,598	$265,357,137	$93,036,639	$50,884,330
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . .	$505,194,680	$399,120,751	$377,218,175	$92,691,842	$74,101,973
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . .	(93,836,656)	(122,439,153)	(111,861,038)	344,797	(23,217,643)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$411,358,024	$276,681,598	$265,357,137	$93,036,639	$50,884,330
Shares outstanding (unlimited amount authorized,

$0.01 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,700,000	14,000,000	9,800,000	1,450,000	1,150,000
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$47.28	$19.76	$27.08	$64.16	$44.25

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$46.58	$19.63	$26.95	$63.61	$43.85

Unaffiliated investments in securities, at cost . . . . . .	$517,528,354	$284,096,216	$311,382,237	$96,002,943	$67,919,465

Affiliated investments in securities, at cost . . . . . . . .	$-	$35,984,206	$35,314,102	$772	$-
(a)Includes securities on loan with an aggregate

value of: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$-	$18,796,251	$32,985,735	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

				Invesco KBW
		Invesco KBW High	Invesco KBW	Property &
	Invesco KBW	Dividend Yield	Premium Yield	Casualty	Invesco KBW
	Bank ETF	Financial ETF	Equity REIT ETF	Insurance ETF	Regional Banking
	(KBWB)	(KBWD)	(KBWY)	(KBWP)	ETF (KBWR)
Investment income:
Unaffiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,088,837	$ 12,996,149	$15,019,053	$1,415,292	$947,531
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,596	788,632	5,674	480	443
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	55,503	746,108	-	1,663
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	(1,795)

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,091,433	13,840,284	15,770,835	1,415,772	947,842
Expenses:
Unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	984,414	513,118	549,017	185,874	115,002

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(291)	(193)	(655)	(47)	(50)

Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	984,123	512,925	548,362	185,827	114,952

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,107,310	13,327,359	15,222,473	1,229,945	832,890
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . .	(3,557,631)	(15,348,849)	(20,556,867)	(90,413)	(743,486)
Affiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . .	-	(1,084,598)	-	-	-
Unaffiliated in-kind redemptions. . . . . . . . . . . . . . . . . . . . . . .	15,932,879	9,698,271	16,261,428	7,389,034	(1,042,081)
Affiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . .	-	138,091	-	-	-

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,375,248	(6,597,085)	(4,295,439)	7,298,621	(1,785,567)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . .	(5,157,389)	3,900,962	(18,751,106)	(17,321,099)	(865,551)
Affiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . .	-	1,057,324	801	-	-

Change in net unrealized appreciation (depreciation) . . . . . . .	(5,157,389)	4,958,286	(18,750,305)	(17,321,099)	(865,551)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . .	7,217,859	(1,638,799)	(23,045,744)	(10,022,478)	(2,651,118)
Net increase (decrease) in net assets resulting from
operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$14,325,169	$ 11,688,560	$(7,823,271)	$(8,792,533)	$(1,818,228)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

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12

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

			Invesco KBW High Dividend Yield
	Invesco KBW Bank ETF (KBWB)		Financial ETF (KBWD)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7,107,310	$17,150,254	$ 13,327,359	$22,014,767
Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,375,248	(56,856,971)	(6,597,085)	(21,394,770)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . .	(5,157,389)	(84,126,403)	4,958,286	(31,822,333)

Net increase (decrease) in net assets resulting from operations . . . . .	14,325,169	(123,833,120)	11,688,560	(31,202,336)
Distributions to Shareholders from:
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,635,024)	(18,039,786)	(13,221,029)	(24,710,760)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	524,037,732	1,393,839,744	54,599,721	28,111,323
Value of shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(681,763,173)	(1,711,833,157)	(46,775,181)	(46,365,139)
Net increase (decrease) in net assets resulting from share
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(157,725,441)	(317,993,413)	7,824,540	(18,253,816)

Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .	(152,035,296)	(459,866,319)	6,292,071	(74,166,912)
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	563,393,320	1,023,259,639	270,389,527	344,556,439
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$411,358,024	$563,393,320	$276,681,598	$270,389,527
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,800,000	28,050,000	2,500,000	1,300,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12,800,000)	(34,300,000)	(2,150,000)	(2,200,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,700,000	17,950,000	13,650,000	14,550,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,700,000	11,700,000	14,000,000	13,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco KBW Premium Yield		Invesco KBW Property & Casualty
Equity REIT ETF (KBWY)		Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019
$15,222,473	$13,979,490	$1,229,945	$1,508,168	$832,890	$2,434,167
(4,295,439)	(32,285,480)	7,298,621	(754,483)	(1,785,567)	(8,793,542)
(18,750,305)	(40,138,634)	(17,321,099)	7,881,520	(865,551)	(23,157,162)

(7,823,271)	(58,444,624)	(8,792,533)	8,635,205	(1,818,228)	(29,516,537)

(10,802,063)	(21,935,164)	(906,062)	(1,692,235)	(1,011,744)	(2,779,862)

66,315,993	39,271,834	24,843,748	38,563,108	-	8,317,576
(99,723,097)	(83,628,921)	(31,738,854)	(2,915,566)	(15,332,537)	(102,311,944)

(33,407,104)	(44,357,087)	(6,895,106)	35,647,542	(15,332,537)	(93,994,368)

(52,032,438)	(124,736,875)	(16,593,701)	42,590,512	(18,162,509)	(126,290,767)

317,389,575	442,126,450	109,630,340	67,039,828	69,046,839	195,337,606

$265,357,137	$317,389,575	$93,036,639	$109,630,340	$50,884,330	$69,046,839

2,150,000	1,300,000	350,000	550,000	-	150,000
(3,200,000)	(2,800,000)	(450,000)	(50,000)	(300,000)	(2,000,000)
10,850,000	12,350,000	1,550,000	1,050,000	1,450,000	3,300,000

9,800,000	10,850,000	1,450,000	1,550,000	1,150,000	1,450,000

14

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$48.15	$57.01	$52.36	$38.40	$37.43	$37.12	$33.00
Net investment income(a) . . . . . . .
	0.69	1.27	0.83	0.77	0.68	0.66	0.55
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	(0.74)	(8.86)	4.51	13.92	0.98	0.22	4.11
Total from investment
operations . . . . . . . . . . . . . . . .	(0.05)	(7.59)	5.34	14.69	1.66	0.88	4.66
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.82)	(1.27)	(0.69)	(0.73)	(0.69)	(0.55)	(0.54)
Net realized gains . . . . . . . . . . . . . .	-	-	-	-	-	(0.02)	-

Total distributions. . . . . . . . . . . .	(0.82)	(1.27)	(0.69)	(0.73)	(0.69)	(0.57)	(0.54)

Net asset value at end of period . .	$47.28	$48.15	$57.01	$52.36	$38.40	$37.43	$37.12
Market price at end of period(b) . .
	$46.58	$48.22	$57.01	$52.39	$38.44	$37.49	$37.13
Net Asset Value Total Return(c) . .
	(0.34)%	(13.30)%	10.24%	38.42%	4.61%	2.35%	14.16%
Market Price Total Return(c) . . . . . .	(1.96)%	(13.18)%	10.18%	38.36%	4.55%	2.49%	14.09%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$411,358	$563,393	$1,023,260	$932,052	$430,134	$559,632	$289,536
Ratio to average net assets of:	0.35%(d)	0.35%	0.35%(d)	0.35%	0.35%	0.35%	0.35%
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . .	2.53%(d)	2.51%	1.78%(d)	1.60%	1.92%	1.74%	1.55%
Portfolio turnover rate(e) . . . . . . . .	9%	13%	7%	9%	12%	17%	5%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights—(continued)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$19.81	$23.68	$23.43	$21.49	$22.39	$25.81	$25.20

Net investment income(a) . . . . . . .	0.97	1.59	1.23	1.84	1.57	1.75	2.04(b)
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	(0.05)	(3.67)	0.69	2.16	(0.53)	(3.22)	0.62
Total from investment
operations . . . . . . . . . . . . . . . .	0.92	(2.08)	1.92	4.00	1.04	(1.47)	2.66
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.97)	(1.79)	(1.67)	(1.88)	(1.81)	(1.87)	(2.05)
Return of capital. . . . . . . . . . . . . . .	-	-	-	(0.18)	(0.13)	(0.08)	-

Total distributions. . . . . . . . . . . .	(0.97)	(1.79)	(1.67)	(2.06)	(1.94)	(1.95)	(2.05)

Net asset value at end of period . .	$19.76	$19.81	$23.68	$23.43	$21.49	$22.39	$25.81
Market price at end of period(c) . .
	$19.63	$19.80	$23.69	$23.46	$21.51	$22.39	$25.82
Net Asset Value Total Return(d) . .
	4.31%	(9.06)%	8.57%	18.95%	5.46%	(6.08)%	11.05%
Market Price Total Return(d). . . . . .	3.67%	(9.15)%	8.47%	18.99%	5.56%	(6.12)%	10.91%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$276,682	$270,390	$344,556	$319,788	$221,379	$277,692	$272,257
Ratio to average net assets of:
Expenses(e) . . . . . . . . . . . . . . . . .	0.35%(f)	0.35%	0.35%(f)	0.35%	0.35%	0.35%	0.35%
Net investment income . . . . . . .	9.09%(f)	7.32%	6.36%(f)	7.77%	7.45%	7.15%	8.00%(b)
Portfolio turnover rate(g) . . . . . . . .	39%	54%	46%	52%	113%	49%	30%

(a)Based on average shares outstanding.

(b)Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.90 and 7.47%, respectively.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights—(continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . .	$29.25	$35.80	$36.64	$33.95	$31.51	$33.83	$31.32
Net investment income(a). . . . . . . . .
	1.49	1.21	1.45	1.49	1.40	1.19	1.07
Net realized and unrealized gain
(loss) on investments . . . . . . . . . .	(2.60)	(5.86)	(0.18)	3.78	3.36	(1.80)	3.01
Total from investment
operations . . . . . . . . . . . . . . . . .	(1.11)	(4.65)	1.27	5.27	4.76	(0.61)	4.08
Distributions to shareholders
from:
Net investment income . . . . . . . . . .	(1.06)	(1.90)	(2.11)	(2.58)	(2.32)	(1.71)	(1.57)

Net asset value at end of period . . .	$27.08	$29.25	$35.80	$36.64	$33.95	$31.51	$33.83
Market price at end of period(b). . . .
	$26.95	$29.26	$35.80	$36.67	$33.95	$31.52	$33.82
Net Asset Value Total Return(c). . . .
	(4.21)%	(12.94)%	4.05%	15.71%	15.68%	(1.94)%	13.51%
Market Price Total Return(c) . . . . . . .	(4.69)%	(12.91)%	3.95%	15.79%	15.64%	(1.88)%	13.27%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . .	$265,357	$317,390	$442,126	$381,021	$188,425	$110,279	$98,103
Ratio to average net assets of:	0.35%(d)	0.35%	0.35%(d)	0.35%	0.35%	0.35%	0.35%
Expenses . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . .	9.70%(d)	3.94%	5.16%(d)	4.04%	4.18%	3.58%	3.39%
Portfolio turnover rate(e) . . . . . . . . .	47%	69%	53%	61%	87%	25%	27%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights—(continued)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$70.73	$63.85	$59.67	$50.41	$48.24	$41.27	$38.07
Net investment income(a) . . . . . . . . . . . .	0.83	1.35	1.22	1.12	1.08	0.75	0.88
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	(6.79)	7.06	4.06	9.23	2.06	7.10	3.29

Total from investment operations . . .	(5.96)	8.41	5.28	10.35	3.14	7.85	4.17
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.61)	(1.53)	(1.10)	(1.09)	(0.93)	(0.78)	(0.92)
Net realized gains. . . . . . . . . . . . . . . . . . .	-	-	-	-	(0.04)	(0.10)	(0.05)

Total distributions . . . . . . . . . . . . . . . .	(0.61)	(1.53)	(1.10)	(1.09)	(0.97)	(0.88)	(0.97)
Net asset value at end of period. . . . . . .	$64.16	$70.73	$63.85	$59.67	$50.41	$48.24	$41.27
Market price at end of period(b) . . . . . . .
	$63.61	$70.78	$63.92	$59.68	$50.44	$48.36	$41.27
Net Asset Value Total Return(c) . . . . . . .
	(8.51)%	13.54%	8.99%	20.68%	6.63%	19.31%	11.17%
Market Price Total Return(c) . . . . . . . . . .	(9.36)%	13.50%	9.09%	20.63%	6.43%	19.60%	11.12%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$93,037	$109,630	$67,040	$98,462	$63,010	$86,828	$10,319
Ratio to average net assets of:	0.35%(d)	0.36%(e)	0.35%(d)	0.35%	0.35%	0.35%	0.35%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	2.32%(d)	2.09%(e)	2.41%(d)	1.97%	2.23%	1.69%	2.30%
Portfolio turnover rate(f) . . . . . . . . . . . . .	4%	14%	22%	16%	20%	35%	4%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . . .	$47.62	$59.19	$55.13	$44.09	$42.40	$39.21	$36.92
Net investment income(a) . . . . . . . . . .
	0.65	1.20	0.89	0.94	0.87	0.80	0.68
Net realized and unrealized gain
(loss) on investments . . . . . . . . . . .	(3.25)	(11.52)	3.94	10.96	1.63	3.17	2.28

Total from investment operations.	(2.60)	(10.32)	4.83	11.90	2.50	3.97	2.96
Distributions to shareholders
from:
Net investment income. . . . . . . . . . . .	(0.77)	(1.25)	(0.77)	(0.86)	(0.81)	(0.78)	(0.67)

Net asset value at end of period . . . .	$44.25	$47.62	$59.19	$55.13	$44.09	$42.40	$39.21
Market price at end of period(b) . . . . .
	$43.85	$47.61	$59.19	$55.20	$44.15	$42.42	$39.21
Net Asset Value Total Return(c) . . . . .
	(5.71)%	(17.48)%	8.79%	27.06%	6.05%	10.24%	8.03%
Market Price Total Return(c) . . . . . . . .	(6.55)%	(17.50)%	8.65%	27.05%	6.14%	10.29%	7.91%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . .	$50,884	$69,047	$195,338	$148,854	$136,682	$52,996	$35,292
Ratio to average net assets of:	0.35%(d)	0.36%(e)	0.35%(d)	0.35%	0.35%	0.35%	0.35%
Expenses. . . . . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . . . . .	2.53%(d)	2.33%(e)	1.85%(d)	1.75%	2.11%	1.97%	1.80%
Portfolio turnover rate(f). . . . . . . . . . .	7%	15%	14%	21%	23%	25%	13%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"

Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"

Invesco KBW Regional Banking ETF (KBWR)	"KBW Regional Banking ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

KBW Bank ETF	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index

KBW Premium Yield Equity REIT ETF	KBW Nasdaq PremiumYield Equity REIT Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index

KBW Regional Banking ETF	KBW Nasdaq Regional Banking Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance

20

on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a

21

company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies' dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. In addition to the risks pertaining to real estate investments more generally, such as declining property values or rising interest rates, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT's shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT's shareholders will incur a proportionate share of those expenses.

Small-and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as

23

defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%

KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%

KBW Regional Banking ETF	0.35%

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

KBW Bank ETF	$291
KBW High Dividend Yield Financial ETF	193

KBW Premium Yield Equity REIT ETF	655
KBW Property & Casualty Insurance ETF	47

KBW Regional Banking ETF	50

24

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the "Licensor").

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

KBW Bank ETF	$-	$ 966,660	$ 966,660
KBW High Dividend Yield Financial ETF	21,028,458	65,464,627	86,493,085

KBW Premium Yield Equity REIT ETF	19,743,549	37,578,697	57,322,246
KBW Property & Casualty Insurance ETF	680,604	3,023,318	3,703,922

KBW Regional Banking ETF	1,597,528	2,583,372	4,180,900

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

25

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank ETF	$ 47,957,721	$ 51,878,089
KBW High Dividend Yield Financial ETF	117,430,253	111,573,085

KBW Premium Yield Equity REIT ETF	149,190,040	143,906,993
KBW Property & Casualty Insurance ETF	4,249,555	5,954,381

KBW Regional Banking ETF	4,414,440	4,469,414

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

KBW Bank ETF	$515,322,216	$670,334,466
KBW High Dividend Yield Financial ETF	48,740,668	45,933,813

KBW Premium Yield Equity REIT ETF	65,546,026	98,265,880
KBW Property & Casualty Insurance ETF	24,065,358	28,910,515

KBW Regional Banking ETF	-	15,326,090

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

KBW Bank ETF	$-	$(107,245,019)	$(107,245,019)	$518,331,890
KBW High Dividend Yield Financial ETF	4,859,583	(34,314,896)	(29,455,313)	326,410,491

KBW Premium Yield Equity REIT ETF	15,015,844	(69,679,607)	(54,663,763)	354,438,512
KBW Property & Casualty Insurance ETF	3,920,137	(7,520,243)	(3,600,106)	96,554,242

KBW Regional Banking ETF	280,270	(17,782,235)	(17,501,965)	68,323,232

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have

26

not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

27

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the "Portfolio") bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies' expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies' expenses that the Portfolio bears indirectly are included in the Portfolio's total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco KBW Bank ETF (KBWB)

Actual	$1,000.00	$ 996.60	0.35%	$1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco KBW High Dividend Yield Financial ETF (KBWD)
Actual	1,000.00	1,043.10	0.35	1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Actual	1,000.00	957.90	0.35	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

28

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Actual	$1,000.00	$ 914.90	0.35%	$1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco KBW Regional Banking ETF (KBWR)

Actual	1,000.00	942.90	0.35	1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

29

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

PBUS Invesco PureBetaSM MSCI USA ETF

PBSM Invesco PureBetaSM MSCI USA Small Cap ETF

PBND Invesco PureBetaSM US Aggregate Bond ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents
Schedules of Investments
Invesco PureBetaSM MSCI USA ETF (PBUS) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10
Invesco PureBetaSM US Aggregate Bond ETF (PBND). . . . . . . . . . . . . . . . . . . . . . . . . . . .	27
Statements of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32
Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40
Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49

2

Invesco PureBetaSM MSCI USA ETF (PBUS)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares ValueShares Value

Common Stocks & Other Equity Interests-99.96%			Consumer Discretionary-(continued)
Communication Services-10.69%			CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	$1,659
Activision Blizzard, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	88	$5,115	Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	1,606
Alphabet, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	34	45,534	Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . . . . . .	3	2,321
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . . . .	35	46,877	D.R. Horton, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	2,184
Altice USA, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	17	440	Darden Restaurants, Inc.. . . . . . . . . . . . . . . . . . . . . . .	14	1,365
AT&T, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	842	29,655	Dollar General Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	29	4,359
CenturyLink, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	1,340	Dollar Tree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,242
Charter Communications, Inc., Class A(b) . . . . . . . . .	18	8,877	Domino's Pizza, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	1,697
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . .	523	21,145	eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	3,152
Discovery, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	18	463	Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,578
Discovery, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . . .	43	1,079	Ford Motor Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	447	3,111
DISH Network Corp., Class A(b). . . . . . . . . . . . . . . . . .	29	972	Gap, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	373
Electronic Arts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	33	3,345	Garmin Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,326
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	277	53,314	General Motors Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	146	4,453
Fox Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,230	Genuine Parts Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	1,483
Fox Corp., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	609	Grubhub, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	481
IAC/InterActiveCorp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	9	1,835	Hanesbrands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	543
Interpublic Group of Cos., Inc. (The) . . . . . . . . . . . . .	44	940	Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	19	579
Liberty Broadband Corp., Class C(b) . . . . . . . . . . . . . .	12	1,511	Hasbro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,081
Liberty Global PLC, Class A (United Kingdom)(b)(c). .	21	410	Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . . . . . .	31	3,013
Liberty Global PLC, Class C (United Kingdom)(b) . . .	47	874	Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	125	27,230
Liberty Media Corp.-Liberty Formula One,			Kohl's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	744
Class C(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	898	Las Vegas Sands Corp. . . . . . . . . . . . . . . . . . . . . . . . .	40	2,332
Liberty Media Corp.-Liberty SiriusXM, Class A(b) . . .	10	447	Lear Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	778
Liberty Media Corp.-Liberty SiriusXM, Series C(b) . .	20	892	Leggett & Platt, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	595
Live Nation Entertainment, Inc.(b) . . . . . . . . . . . . . . .	17	1,033	Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,991
Match Group, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	6	390	LKQ Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	1,065
Netflix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	18,452	Lowe's Cos., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88	9,378
News Corp., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .	44	531	lululemon athletica, inc.(b) . . . . . . . . . . . . . . . . . . . . . .	13	2,826
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	25	1,732	Marriott International, Inc., Class A . . . . . . . . . . . . . .	32	3,968
Pinterest, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	38	741	McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	16,699
Roku, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	1,137	MercadoLibre, Inc. (Argentina)(b) . . . . . . . . . . . . . . . .	5	3,080
Sirius XM Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	177	1,122	MGM Resorts International . . . . . . . . . . . . . . . . . . . . .	57	1,400
Snap, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	81	1,148	Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	7	848
Sprint Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	93	855	Newell Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	710
Take-Two Interactive Software, Inc.(b) . . . . . . . . . . . .	13	1,397	NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .	142	12,692
T-Mobile US, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	3,516	Nordstrom, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	451
TripAdvisor, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	281	Norwegian Cruise Line Holdings Ltd.(b) . . . . . . . . . . .	25	932
Twitter, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	2,789	O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	9	3,318
Verizon Communications, Inc. . . . . . . . . . . . . . . . . . .	476	25,780	Polaris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	578
ViacomCBS, Inc., Class B. . . . . . . . . . . . . . . . . . . . . . .	64	1,575	PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,206
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	205	24,118	PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	667
Zayo Group Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	27	945	Ralph Lauren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	633
Zillow Group, Inc., Class C(b)(c) . . . . . . . . . . . . . . . . . .	14	781	Ross Stores, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	4,460
			Royal Caribbean Cruises Ltd	20	1,608
		316,125
			Starbucks Corp	136	10,666
Consumer Discretionary-10.17%
			Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	774
Advance Auto Parts, Inc.. . . . . . . . . . . . . . . . . . . . . . .	8	1,064
			Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58	5,974
Amazon.com, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	48	90,420
			Tesla, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	10,020
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	2,265	Tiffany & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,603
Aramark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	973
			TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	138	8,252
Autoliv, Inc. (Sweden) . . . . . . . . . . . . . . . . . . . . . . . . .	9	601
			Tractor Supply Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,239
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3	3,098
			Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	1,543
Best Buy Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,043	Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . . . . . .	21	298
Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	5	8,478	(b)	22	275
BorgWarner, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	758	Under Armour, Inc., Class C . . . . . . . . . . . . . . . . . .
			Vail Resorts, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	1,063
Burlington Stores, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	8	1,730
			VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	2,736
Capri Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	17	439
			Wayfair, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . . .	7	442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	$895
Wynn Resorts Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	1,188
Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	3,124
		300,756
Consumer Staples-6.98%
Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	212	8,558
Archer-Daniels-Midland Co.. . . . . . . . . . . . . . . . . . . . .	64	2,410
Brown-Forman Corp., Class B. . . . . . . . . . . . . . . . . . .	35	2,149
Bunge Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	751
Campbell Soup Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	857
Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . . . . . . .	28	1,947
Clorox Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	2,232
Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	469	25,087
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . . . .	93	6,284
Conagra Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	55	1,468
Constellation Brands, Inc., Class A. . . . . . . . . . . . . . .	19	3,275
Costco Wholesale Corp.. . . . . . . . . . . . . . . . . . . . . . . .	51	14,338
Coty, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	314
Estee Lauder Cos., Inc. (The), Class A. . . . . . . . . . . .	25	4,590
General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	3,332
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	2,448
Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,373
Ingredion, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	666
JM Smucker Co. (The). . . . . . . . . . . . . . . . . . . . . . . . .	13	1,339
Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,814
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	39	5,116
Kraft Heinz Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . .	76	1,883
Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	2,560
Lamb Weston Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	17	1,477
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	14	2,047
Molson Coors Beverage Co., Class B . . . . . . . . . . . . .	22	1,091
Mondelez International, Inc., Class A . . . . . . . . . . . . .	165	8,712
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . . . . . .	47	2,933
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	159	20,993
Philip Morris International, Inc. . . . . . . . . . . . . . . . . . .	177	14,491
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . . . .	287	32,497
Sysco Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	3,666
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	33	2,238
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . . . .	88	4,027
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	162	17,444
		206,407
Energy-3.46%
Apache Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	1,072
Baker Hughes Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72	1,159
Cabot Oil & Gas Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	49	683
Cheniere Energy, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	27	1,385
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	216	20,161
Concho Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	23	1,564
ConocoPhillips. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127	6,149
Continental Resources, Inc.. . . . . . . . . . . . . . . . . . . . .	11	208
Devon Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	46	747
Diamondback Energy, Inc.. . . . . . . . . . . . . . . . . . . . . .	18	1,116
EOG Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	66	4,175
Exxon Mobil Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	488	25,103
Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100	1,696
Hess Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,685
HollyFrontier Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	640
Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	231	4,428
Marathon Oil Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	94	778
	Shares	Value
Energy-(continued)
Marathon Petroleum Corp. . . . . . . . . . . . . . . . . . . . . .	75	$3,557
National Oilwell Varco, Inc. . . . . . . . . . . . . . . . . . . . . .	44	823
Noble Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	871
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . .	102	3,340
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	3,136
Phillips 66 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	3,818
Pioneer Natural Resources Co.. . . . . . . . . . . . . . . . . .	19	2,333
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	157	4,253
Targa Resources Corp. . . . . . . . . . . . . . . . . . . . . . . . .	26	842
TechnipFMC PLC (United Kingdom) . . . . . . . . . . . . . .	49	727
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	47	3,114
Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	138	2,629
		102,192
Financials-12.18%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85	3,642
AGNC Investment Corp. . . . . . . . . . . . . . . . . . . . . . . .	60	1,022
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2	1,345
Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	3,894
Ally Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	1,103
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . . .	80	8,794
American Financial Group, Inc.. . . . . . . . . . . . . . . . . .	9	832
American International Group, Inc. . . . . . . . . . . . . . .	99	4,174
Ameriprise Financial, Inc. . . . . . . . . . . . . . . . . . . . . . .	15	2,120
Annaly Capital Management, Inc.. . . . . . . . . . . . . . . .	165	1,462
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	5,616
Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	46	1,860
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . . . .	21	2,047
Assurant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	844
Athene Holding Ltd., Class A(b) . . . . . . . . . . . . . . . . .	18	743
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . .	986	28,101
Bank of New York Mellon Corp. (The) . . . . . . . . . . . .	96	3,830
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . . . . .	150	30,951
BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	6,019
Blackstone Group, Inc. (The), Class A . . . . . . . . . . . .	75	4,038
Brown & Brown, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,161
Capital One Financial Corp. . . . . . . . . . . . . . . . . . . . . .	53	4,678
Cboe Global Markets, Inc. . . . . . . . . . . . . . . . . . . . . . .	13	1,482
Charles Schwab Corp. (The) . . . . . . . . . . . . . . . . . . . .	134	5,460
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	7,542
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	18	1,678
Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	256	16,246
Citizens Financial Group, Inc. . . . . . . . . . . . . . . . . . . .	51	1,616
CME Group, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . .	41	8,152
Comerica, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	895
Discover Financial Services . . . . . . . . . . . . . . . . . . . . .	36	2,361
E*TRADE Financial Corp.. . . . . . . . . . . . . . . . . . . . . . .	27	1,236
East West Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	16	620
Eaton Vance Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	536
Equitable Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	49	1,049
Erie Indemnity Co., Class A. . . . . . . . . . . . . . . . . . . . .	3	429
Everest Re Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	5	1,239
FactSet Research Systems, Inc. . . . . . . . . . . . . . . . . .	4	1,064
Fidelity National Financial, Inc. . . . . . . . . . . . . . . . . . .	31	1,202
Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	2,025
First Republic Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,911
Franklin Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	35	762
Globe Life, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,112
Goldman Sachs Group, Inc. (The). . . . . . . . . . . . . . . .	37	7,428
Hartford Financial Services Group, Inc. (The). . . . . .	41	2,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Financials-(continued)			Health Care-(continued)
Huntington Bancshares, Inc.. . . . . . . . . . . . . . . . . . . .	121	$1,485	Becton, Dickinson and Co.. . . . . . . . . . . . . . . . . . . . . .	31	$7,372
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . . . .	64	5,710	Biogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	6,476
Invesco Ltd.(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	677	BioMarin Pharmaceutical, Inc.(b). . . . . . . . . . . . . . . . .	20	1,807
Jefferies Financial Group, Inc. . . . . . . . . . . . . . . . . . .	28	552	Bio-Rad Laboratories, Inc., Class A(b) . . . . . . . . . . . .	3	1,056
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . . .	363	42,148	Boston Scientific Corp.(b). . . . . . . . . . . . . . . . . . . . . . .	157	5,870
KeyCorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	1,864	Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . . . . . .	266	15,710
KKR & Co., Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . .	55	1,573	Cardinal Health, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,772
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,089	Centene Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	3,552
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,369	Cerner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	2,494
M&T Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,965	Cigna Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	7,866
Markel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2	2,363	Cooper Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	6	1,947
MarketAxess Holdings, Inc. . . . . . . . . . . . . . . . . . . . . .	4	1,297	CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	147	8,700
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . . . .	57	5,960	Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	10,265
MetLife, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	3,845	DaVita, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	931
Moody's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	4,561	DENTSPLY SIRONA, Inc. . . . . . . . . . . . . . . . . . . . . . . .	25	1,231
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141	6,349	DexCom, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	2,760
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	2,954	Edwards Lifesciences Corp.(b). . . . . . . . . . . . . . . . . . .	24	4,916
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,333	Elanco Animal Health, Inc.(b). . . . . . . . . . . . . . . . . . . .	40	1,096
Northern Trust Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	23	2,018	Eli Lilly and Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99	12,487
People's United Financial, Inc. . . . . . . . . . . . . . . . . . .	50	700	Exact Sciences Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	17	1,376
PNC Financial Services Group, Inc. (The) . . . . . . . . .	51	6,446	Gilead Sciences, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	145	10,057
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . . .	32	1,420	HCA Healthcare, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	31	3,937
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . . .	66	4,829	Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	17	1,036
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . .	46	3,471	Hologic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,414
Raymond James Financial, Inc. . . . . . . . . . . . . . . . . .	14	1,171	Humana, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	4,795
Regions Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	113	1,528	IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	10	2,545
Reinsurance Group of America, Inc. . . . . . . . . . . . . .	7	854	Illumina, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	4,516
RenaissanceRe Holdings Ltd. (Bermuda) . . . . . . . . .	5	852	Incyte Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	1,584
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	7,445	Insulet Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	1,330
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	821	Intuitive Surgical, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	13	6,942
Signature Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	751	Ionis Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . . . .	15	762
State Street Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	2,861	IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	19	2,650
SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . . . . . . .	6	1,249	Jazz Pharmaceuticals PLC(b) . . . . . . . . . . . . . . . . . . .	6	688
Synchrony Financial. . . . . . . . . . . . . . . . . . . . . . . . . . .	68	1,979	Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . . .	302	40,613
T. Rowe Price Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	27	3,186	Laboratory Corp. of America Holdings(b) . . . . . . . . .	11	1,933
TD Ameritrade Holding Corp. . . . . . . . . . . . . . . . . . . .	32	1,351	McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	2,937
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	30	3,594	Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	15,302
Truist Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	152	7,013	Merck & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	22,279
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	171	7,941	Mettler-Toledo International, Inc.(b) . . . . . . . . . . . . . .	3	2,105
Unum Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	583	Mylan N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,014
Voya Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	842	Neurocrine Biosciences, Inc.(b) . . . . . . . . . . . . . . . . . .	10	947
W.R. Berkley Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,074	PerkinElmer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,124
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	463	18,914	Perrigo Co. PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	760
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . . . . . .	15	2,839	Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	638	21,322
Zions Bancorporation N.A. . . . . . . . . . . . . . . . . . . . . .	20	799	Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	15	1,591
		359,994	Regeneron Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	9	4,001
			ResMed, Inc	16	2,543
Health Care-13.92%
			Sarepta Therapeutics, Inc.(b). . . . . . . . . . . . . . . . . . . .	8	916
Abbott Laboratories. . . . . . . . . . . . . . . . . . . . . . . . . . .	201	15,483	Seattle Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	13	1,480
AbbVie, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	14,399	STERIS PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	1,586
ABIOMED, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	751
			Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	7,242
Agilent Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . .	35	2,697
			Teleflex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	1,675
Alexion Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . .	25	2,351
			Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . . . . . . .	46	13,377
Align Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	9	1,965
			UnitedHealth Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	108	27,536
Allergan PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	7,055
			Universal Health Services, Inc., Class B. . . . . . . . . . .	9	1,114
Alnylam Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . .	13	1,530
			Varian Medical Systems, Inc.(b). . . . . . . . . . . . . . . . . .	10	1,230
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . . . . . .	18	1,518	Veeva Systems, Inc., Class A(b) . . . . . . . . . . . . . . . . .	15	2,130
Amgen, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	13,582	Vertex Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . . . . .	29	6,497
Anthem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	7,456	Waters Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	1,559
Baxter International, Inc.. . . . . . . . . . . . . . . . . . . . . . .	55	4,591	West Pharmaceutical Services, Inc. . . . . . . . . . . . . . .	8	1,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.. . . . . . . . . . . . . . . . . . .	23	$3,131
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	7,194
		411,661
Industrials-8.89%
3M Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	9,701
A.O. Smith Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	633
Acuity Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	514
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	1,265
AMERCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1	323
American Airlines Group, Inc. . . . . . . . . . . . . . . . . . . .	13	248
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	2,236
Arconic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	1,321
Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61	16,782
C.H. Robinson Worldwide, Inc. . . . . . . . . . . . . . . . . . .	15	1,033
Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	7,951
Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	2,667
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,943
CoStar Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4	2,670
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	6,059
Cummins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	2,572
Deere & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	5,320
Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	876
Dover Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,644
Eaton Corp. PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	4,355
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	70	4,488
Equifax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,989
Expeditors International of Washington, Inc.. . . . . . .	19	1,338
Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	2,259
FedEx Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	3,953
Flowserve Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	603
Fortive Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,351
Fortune Brands Home & Security, Inc.. . . . . . . . . . . .	16	988
General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . . . .	28	4,471
General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	991	10,782
HD Supply Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	20	760
HEICO Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	539
HEICO Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	9	795
Honeywell International, Inc.. . . . . . . . . . . . . . . . . . . .	82	13,298
Huntington Ingalls Industries, Inc. . . . . . . . . . . . . . . .	5	1,028
IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	1,332
IHS Markit Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	3,063
Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	37	6,208
Ingersoll-Rand PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	3,484
J.B. Hunt Transport Services, Inc. . . . . . . . . . . . . . . .	10	964
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . . . .	15	1,385
Johnson Controls International PLC . . . . . . . . . . . . .	90	3,291
Kansas City Southern . . . . . . . . . . . . . . . . . . . . . . . . .	11	1,657
Knight-Swift Transportation Holdings, Inc. . . . . . . . .	15	479
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	25	4,943
Lennox International, Inc. . . . . . . . . . . . . . . . . . . . . . .	4	913
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . . . . .	29	10,726
ManpowerGroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	7	532
Masco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,364
Middleby Corp. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . .	6	671
Nielsen Holdings PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	40	728
Norfolk Southern Corp. . . . . . . . . . . . . . . . . . . . . . . . .	30	5,470
Northrop Grumman Corp. . . . . . . . . . . . . . . . . . . . . . .	18	5,919
Old Dominion Freight Line, Inc. . . . . . . . . . . . . . . . . .	7	1,357
Owens Corning . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	678
	Shares	Value
Industrials-(continued)
PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	$2,609
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	15	2,772
Pentair PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	748
Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	6,034
Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	25	2,256
Robert Half International, Inc. . . . . . . . . . . . . . . . . . .	14	706
Rockwell Automation, Inc.. . . . . . . . . . . . . . . . . . . . . .	13	2,385
Rollins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	636
Roper Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .	12	4,220
Sensata Technologies Holding PLC(b) . . . . . . . . . . . .	19	775
Snap-on, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	869
Southwest Airlines Co.. . . . . . . . . . . . . . . . . . . . . . . . .	16	739
Spirit AeroSystems Holdings, Inc., Class A . . . . . . . .	12	634
Stanley Black & Decker, Inc. . . . . . . . . . . . . . . . . . . . .	17	2,443
Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	4	1,349
Textron, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,056
TransDigm Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	6	3,347
TransUnion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	1,867
Uber Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	52	1,761
Union Pacific Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	80	12,785
United Airlines Holdings, Inc.(b). . . . . . . . . . . . . . . . . .	7	431
United Parcel Service, Inc., Class B . . . . . . . . . . . . . .	79	7,149
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	9	1,192
United Technologies Corp. . . . . . . . . . . . . . . . . . . . . .	93	12,145
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	18	2,792
W.W. Grainger, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	1,388
WABCO Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	6	811
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	1,443
Waste Connections, Inc. . . . . . . . . . . . . . . . . . . . . . . .	30	2,895
Waste Management, Inc.. . . . . . . . . . . . . . . . . . . . . . .	48	5,319
XPO Logistics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	10	740
Xylem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,547
		262,762
Information Technology-24.43%
Accenture PLC, Class A. . . . . . . . . . . . . . . . . . . . . . . .	72	13,002
Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	18,982
Advanced Micro Devices, Inc.(b) . . . . . . . . . . . . . . . . .	124	5,639
Akamai Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . .	19	1,644
Alliance Data Systems Corp. . . . . . . . . . . . . . . . . . . . .	5	429
Amphenol Corp., Class A. . . . . . . . . . . . . . . . . . . . . . .	34	3,117
Analog Devices, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	42	4,580
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	2,422
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	510	139,414
Applied Materials, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	105	6,103
Arista Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	6	1,159
Arrow Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	9	604
Autodesk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	4,772
Automatic Data Processing, Inc. . . . . . . . . . . . . . . . .	49	7,582
Black Knight, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	1,134
Booz Allen Hamilton Holding Corp. . . . . . . . . . . . . . .	16	1,141
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	12,268
Broadridge Financial Solutions, Inc. . . . . . . . . . . . . . .	13	1,357
Cadence Design Systems, Inc.(b) . . . . . . . . . . . . . . . .	32	2,116
CDK Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	644
CDW Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,827
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	487	19,446
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,551
Cognex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	891
Cognizant Technology Solutions Corp., Class A . . . .	63	3,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Corning, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	$2,171
Dell Technologies, Inc., Class C(b) . . . . . . . . . . . . . . . .	18	728
DocuSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,036
Dropbox, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	27	528
DXC Technology Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	30	723
EPAM Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	6	1,339
F5 Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	840
Fidelity National Information Services, Inc. . . . . . . . .	70	9,780
Fiserv, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	7,218
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	10	2,658
Flex Ltd.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	667
FLIR Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	679
Fortinet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,633
Gartner, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	1,294
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	34	6,255
GoDaddy, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	20	1,400
Guidewire Software, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	9	986
Hewlett Packard Enterprise Co. . . . . . . . . . . . . . . . . .	148	1,893
HP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	3,493
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	503	27,927
International Business Machines Corp. . . . . . . . . . . .	101	13,145
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	7,975
IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	4	511
Jack Henry & Associates, Inc.. . . . . . . . . . . . . . . . . . .	9	1,366
Juniper Networks, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	39	828
Keysight Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	21	1,990
KLA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	2,767
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	17	4,988
Leidos Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,642
Marvell Technology Group Ltd.. . . . . . . . . . . . . . . . . .	71	1,512
Mastercard, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . .	103	29,896
Maxim Integrated Products, Inc.. . . . . . . . . . . . . . . . .	31	1,724
Microchip Technology, Inc.(c) . . . . . . . . . . . . . . . . . . .	27	2,449
Micron Technology, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	126	6,623
Microsoft Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	830	134,468
MongoDB, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	762
Motorola Solutions, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	19	3,148
NetApp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,261
NortonLifeLock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	70	1,332
NVIDIA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	17,825
Okta, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,537
ON Semiconductor Corp.(b) . . . . . . . . . . . . . . . . . . . . .	48	896
Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	266	13,156
Palo Alto Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	11	2,031
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	2,867
Paycom Software, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	6	1,696
PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	127	13,715
PTC, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	907
Qorvo, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,307
QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	138	10,805
RingCentral, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	8	1,886
Sabre Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	422
salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	95	16,188
Seagate Technology PLC . . . . . . . . . . . . . . . . . . . . . .	27	1,295
ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	7,174
Skyworks Solutions, Inc. . . . . . . . . . . . . . . . . . . . . . . .	19	1,903
Splunk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	2,505
Square, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	39	3,250
SS&C Technologies Holdings, Inc. . . . . . . . . . . . . . . .	26	1,443
Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	2,345
	Shares	Value
Information Technology-(continued)
TE Connectivity Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	38	$3,149
Teradyne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,116
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	106	12,099
Trimble, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	1,145
Twilio, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,464
Tyler Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4	1,253
VeriSign, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	2,277
Visa, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196	35,625
VMware, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . . . . .	9	1,085
Western Digital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,833
Western Union Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	50	1,119
Workday, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . .	19	3,292
Xerox Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	24	773
Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	2,421
Zebra Technologies Corp., Class A(b) . . . . . . . . . . . . .	6	1,266
		722,368
Materials-2.48%
Air Products and Chemicals, Inc. . . . . . . . . . . . . . . . .	25	5,490
Albemarle Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	982
Amcor PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	183	1,706
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	10	1,145
Axalta Coating Systems Ltd.(b) . . . . . . . . . . . . . . . . . .	24	598
Ball Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	2,607
Celanese Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,312
CF Industries Holdings, Inc.. . . . . . . . . . . . . . . . . . . . .	26	958
Corteva, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85	2,312
Crown Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	15	1,058
Dow, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	3,394
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . . . . . .	85	3,647
Eastman Chemical Co. . . . . . . . . . . . . . . . . . . . . . . . . .	16	984
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	5,233
FMC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,397
Freeport-McMoRan, Inc. . . . . . . . . . . . . . . . . . . . . . . .	164	1,633
International Flavors & Fragrances, Inc.(c) . . . . . . . . .	12	1,437
International Paper Co. . . . . . . . . . . . . . . . . . . . . . . . .	42	1,552
Linde PLC (United Kingdom). . . . . . . . . . . . . . . . . . . .	61	11,652
LyondellBasell Industries N.V., Class A . . . . . . . . . . .	30	2,144
Martin Marietta Materials, Inc. . . . . . . . . . . . . . . . . . .	7	1,593
Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	715
Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	93	4,151
Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,406
Packaging Corp. of America . . . . . . . . . . . . . . . . . . . .	11	997
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,820
RPM International, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	15	962
Sealed Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	546
Sherwin-Williams Co. (The) . . . . . . . . . . . . . . . . . . . . .	10	5,168
Steel Dynamics, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	26	692
Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,804
Westlake Chemical Corp. . . . . . . . . . . . . . . . . . . . . . . .	4	223
Westrock Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	964
		73,282
Real Estate-3.35%
Alexandria Real Estate Equities, Inc. . . . . . . . . . . . . .	13	1,974
American Tower Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	51	11,567
AvalonBay Communities, Inc. . . . . . . . . . . . . . . . . . . .	16	3,209
Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	18	2,321
Camden Property Trust. . . . . . . . . . . . . . . . . . . . . . . .	11	1,166
CBRE Group, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	37	2,077
Crown Castle International Corp. . . . . . . . . . . . . . . . .	47	6,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	24	$2,883
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,331
Equinix, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	5,728
Equity LifeStyle Properties, Inc. . . . . . . . . . . . . . . . . .	20	1,367
Equity Residential. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	3,154
Essex Property Trust, Inc.. . . . . . . . . . . . . . . . . . . . . .	8	2,267
Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . . . . .	14	1,405
Federal Realty Investment Trust . . . . . . . . . . . . . . . .	8	931
Healthpeak Properties, Inc.. . . . . . . . . . . . . . . . . . . . .	56	1,772
Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . . . .	84	1,216
Invitation Homes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	61	1,750
Iron Mountain, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	943
Jones Lang LaSalle, Inc. . . . . . . . . . . . . . . . . . . . . . . .	6	887
Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	833
Medical Properties Trust, Inc. . . . . . . . . . . . . . . . . . . .	58	1,226
Mid-America Apartment Communities, Inc. . . . . . . .	13	1,680
National Retail Properties, Inc. . . . . . . . . . . . . . . . . . .	18	915
Omega Healthcare Investors, Inc. . . . . . . . . . . . . . . .	25	990
Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	6,995
Public Storage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	3,764
Realty Income Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	36	2,606
Regency Centers Corp. . . . . . . . . . . . . . . . . . . . . . . . .	19	1,091
SBA Communications Corp., Class A . . . . . . . . . . . . .	13	3,446
Simon Property Group, Inc. . . . . . . . . . . . . . . . . . . . .	35	4,308
SL Green Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	9	706
Sun Communities, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	10	1,529
UDR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,484
Ventas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	2,312
VEREIT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	1,031
VICI Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	1,328
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,018
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	3,442
Weyerhaeuser Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85	2,208
WP Carey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,548
		99,143
Utilities-3.41%
AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75	1,255
Alliant Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,407
Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	2,212
American Electric Power Co., Inc. . . . . . . . . . . . . . . .	56	4,999
American Water Works Co., Inc.. . . . . . . . . . . . . . . . .	21	2,597
Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,342
CenterPoint Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .	57	1,312
CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,933
Consolidated Edison, Inc.. . . . . . . . . . . . . . . . . . . . . . .	38	2,995
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	93	7,271
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	2,345
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	7,611
Edison International . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	2,755
	Shares	Value
Utilities-(continued)
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	$2,689
Essential Utilities, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	25	1,075
Evergy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,764
Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	3,199
Exelon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110	4,742
FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	2,761
NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	57	14,407
NiSource, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	1,135
NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	963
OGE Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	876
Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . . . . .	13	1,163
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	2,461
Public Service Enterprise Group, Inc.. . . . . . . . . . . . .	57	2,925
Sempra Energy. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	4,613
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	7,183
UGI Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	901
Vistra Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	808
WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	36	3,324
Xcel Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58	3,615
		100,638
Total Common Stocks & Other Equity Interests
(Cost $2,504,855) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2,955,328

Money Market Funds-0.38%

Invesco Premier U.S. Government Money Portfolio,

Institutional Class, 1.46%(e)
(Cost $11,135) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,135	11,135
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.34%
(Cost $2,515,990) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	2,966,463

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.39%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f). . . . . . . . . . . . . . . . .	8,659	8,659
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,910	2,911
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $11,570) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	11,570
TOTAL INVESTMENTS IN SECURITIES-100.73%
(Cost $2,527,560) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	2,978,033
OTHER ASSETS LESS LIABILITIES-(0.73)% . . . . . . . . . . .	. . . . . . .	(21,527)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	$2,956,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

					Change in
					Unrealized
	Value		Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31,	2019	at Cost	from Sales	(Depreciation)	Gain	February 29, 2020	Income

Invesco Ltd.	$738		$-	$-	$(61)	$-	$677	$29

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	24.43
Health Care	13.92

Financials	12.18
Communication Services	10.69

Consumer Discretionary	10.17
Industrials	8.89

Consumer Staples	6.98
Energy	3.46

Utilities	3.41
Real Estate	3.35

Materials	2.48
Money Market Funds Plus Other Assets
Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.90%
AMC Entertainment Holdings, Inc., Class A(b) . . . . . .	41	$257
AMC Networks, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	36	1,116
ANGI Homeservices, Inc., Class A(b)(c) . . . . . . . . . . . .	66	471
Anterix, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	469
ATN International, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	9	485
Bandwidth, Inc., Class A(c). . . . . . . . . . . . . . . . . . . . . .	13	818
Boingo Wireless, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	36	456
Boston Omaha Corp., Class A(c) . . . . . . . . . . . . . . . . .	7	136
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	6,292
Cardlytics, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,270
Cargurus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	1,580
Cars.com, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	463
Cinemark Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	90	2,336
Clear Channel Worldwide Holdings, Inc.(c) . . . . . . . . .	324	671
Cogent Communications Holdings, Inc. . . . . . . . . . . .	36	2,628
Consolidated Communications Holdings, Inc. . . . . . .	76	473
E.W. Scripps Co. (The), Class A . . . . . . . . . . . . . . . . .	38	452
Emerald Holding, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	20	137
Entercom Communications Corp., Class A . . . . . . . .	97	337
Eventbrite, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . .	34	497
EverQuote, Inc., Class A(c). . . . . . . . . . . . . . . . . . . . . .	6	244
Gannett Co., Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	93	391
GCI Liberty, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78	5,391
Globalstar, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	630	257
Glu Mobile, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	641
Gogo, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	213
Gray Television, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	76	1,438
Hemisphere Media Group, Inc.(c) . . . . . . . . . . . . . . . .	14	177
iHeartCommunications, Inc., Class A(c) . . . . . . . . . . .	46	695
IMAX Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	701
Iridium Communications, Inc.(c) . . . . . . . . . . . . . . . . .	95	2,572
John Wiley & Sons, Inc., Class A. . . . . . . . . . . . . . . . .	36	1,339
Liberty Latin America Ltd., Class A (Chile)(c) . . . . . .	34	515
Liberty Latin America Ltd., Class C (Chile)(c) . . . . . .	95	1,443
Liberty Media Corp.-Liberty Braves, Class A(c) . . . . .	7	182
Liberty Media Corp.-Liberty Braves, Class C(c) . . . . .	28	727
Liberty TripAdvisor Holdings, Inc., Class A(c) . . . . . .	57	248
Lions Gate Entertainment Corp., Class A(b)(c) . . . . . .	45	358
Lions Gate Entertainment Corp., Class B(c) . . . . . . . .	93	688
Loral Space & Communications, Inc.(c) . . . . . . . . . . .	10	311
Madison Square Garden Co. (The), Class A(c) . . . . . .	13	3,482
Marcus Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	428
Meredith Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	843
MSG Networks, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	36	455
National CineMedia, Inc. . . . . . . . . . . . . . . . . . . . . . . .	49	377
New York Times Co. (The), Class A . . . . . . . . . . . . . .	120	4,495
Nexstar Media Group, Inc., Class A . . . . . . . . . . . . . .	38	4,369
ORBCOMM, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	195
QuinStreet, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	477
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	770
Shenandoah Telecommunications Co.. . . . . . . . . . . .	38	1,688
Sinclair Broadcast Group, Inc., Class A . . . . . . . . . . .	54	1,253
TechTarget, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	439
TEGNA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	2,506
Telephone & Data Systems, Inc. . . . . . . . . . . . . . . . . .	82	1,651
Tribune Publishing Co.(b) . . . . . . . . . . . . . . . . . . . . . . .	13	149
TrueCar, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	181
	Shares	Value
Communication Services-(continued)
United States Cellular Corp.(c) . . . . . . . . . . . . . . . . . .	11	$346
Vonage Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	186	1,667
WideOpenWest, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	19	120
World Wrestling Entertainment, Inc., Class A . . . . . .	38	1,777
Yelp, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57	1,782
Zynga, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . .	685	4,596
		73,921
Consumer Discretionary-11.96%
1-800-Flowers.com, Inc., Class A(c) . . . . . . . . . . . . . .	20	361
Aaron's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	2,163
Abercrombie & Fitch Co., Class A. . . . . . . . . . . . . . . .	52	683
Acushnet Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . .	31	789
Adient PLC(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73	1,747
Adtalem Global Education, Inc.(c) . . . . . . . . . . . . . . . .	45	1,389
American Axle & Manufacturing Holdings, Inc.(c) . . .	88	557
American Eagle Outfitters, Inc.. . . . . . . . . . . . . . . . . .	131	1,687
American Outdoor Brands Corp.(c). . . . . . . . . . . . . . .	43	428
American Public Education, Inc.(c) . . . . . . . . . . . . . . .	13	289
America's Car-Mart, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	5	514
Asbury Automotive Group, Inc.(c). . . . . . . . . . . . . . . .	16	1,418
At Home Group, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . .	45	225
AutoNation, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	1,837
BBX Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	174
Beazer Homes USA, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	24	294
Bed Bath & Beyond, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	108	1,167
Big Lots, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	490
BJ's Restaurants, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	17	560
Bloomin' Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	68	1,223
Boot Barn Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	23	705
Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	1,896
Bright Horizons Family Solutions, Inc.(c) . . . . . . . . . .	48	7,543
Brinker International, Inc. . . . . . . . . . . . . . . . . . . . . . .	30	1,031
Brunswick Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	3,671
Buckle, Inc. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	520
Caesars Entertainment Corp.(c) . . . . . . . . . . . . . . . . .	439	5,580
Caleres, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	392
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72	1,223
Camping World Holdings, Inc., Class A . . . . . . . . . . .	32	438
Carriage Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	14	296
Carrols Restaurant Group, Inc.(c) . . . . . . . . . . . . . . . .	28	116
Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	3,293
Carvana Co.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	3,151
Cato Corp. (The), Class A . . . . . . . . . . . . . . . . . . . . . .	18	291
Cavco Industries, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	7	1,412
Century Communities, Inc.(c) . . . . . . . . . . . . . . . . . . .	20	667
Cheesecake Factory, Inc. (The)(b) . . . . . . . . . . . . . . .	34	1,211
Chegg, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	3,411
Chico's FAS, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99	397
Children's Place, Inc. (The)(b) . . . . . . . . . . . . . . . . . . .	13	749
Choice Hotels International, Inc.. . . . . . . . . . . . . . . . .	29	2,647
Churchill Downs, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	29	3,644
Chuy's Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	13	279
Columbia Sportswear Co. . . . . . . . . . . . . . . . . . . . . . .	25	2,032
Conn's, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	122
Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . . . . . . .	41	1,045
Cooper-Standard Holdings, Inc.(c) . . . . . . . . . . . . . . .	14	242
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . . . . . .	36	828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Discretionary-(continued)			Consumer Discretionary-(continued)
Cracker Barrel Old Country Store, Inc. . . . . . . . . . . .	17	$2,437	Lands' End, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	$95
Crocs, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	1,361	Laureate Education, Inc., Class A(c) . . . . . . . . . . . . . .	86	1,608
Dana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	116	1,668	La-Z-Boy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	1,060
Dave & Buster's Entertainment, Inc. . . . . . . . . . . . . .	25	825	LCI Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,931
Deckers Outdoor Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	23	3,997	Levi Strauss & Co., Class A(b) . . . . . . . . . . . . . . . . . . .	38	646
Del Taco Restaurants, Inc.(c) . . . . . . . . . . . . . . . . . . . .	25	160	LGI Homes, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,206
Delphi Technologies PLC . . . . . . . . . . . . . . . . . . . . . . .	74	1,045	Lindblad Expeditions Holdings, Inc.(c). . . . . . . . . . . . .	20	238
Denny's Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	836	Lithia Motors, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	18	2,145
Designer Brands, Inc., Class A . . . . . . . . . . . . . . . . . .	54	730	Lumber Liquidators Holdings, Inc.(c) . . . . . . . . . . . . .	31	304
Dick's Sporting Goods, Inc. . . . . . . . . . . . . . . . . . . . . .	53	1,930	M.D.C. Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,574
Dillard's, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	9	507	M/I Homes, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	819
Dine Brands Global, Inc. . . . . . . . . . . . . . . . . . . . . . . .	13	1,064	Macy's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250	3,307
Dorman Products, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	23	1,395	Malibu Boats, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . .	17	747
Duluth Holdings, Inc., Class B(b)(c) . . . . . . . . . . . . . . .	15	103	Marine Products Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	7	88
Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . . . . . . . .	67	4,457	MarineMax, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	305
El Pollo Loco Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . .	18	232	Marriott Vacations Worldwide Corp. . . . . . . . . . . . . .	30	2,903
Eldorado Resorts, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	56	2,810	MasterCraft Boat Holdings, Inc.(c) . . . . . . . . . . . . . . .	15	243
Ethan Allen Interiors, Inc. . . . . . . . . . . . . . . . . . . . . . .	20	264	Mattel, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	279	3,289
Etsy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	5,550	Meritage Homes Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	29	1,840
Everi Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	72	749	Michaels Cos., Inc. (The)(b)(c) . . . . . . . . . . . . . . . . . . .	83	356
Extended Stay America, Inc. . . . . . . . . . . . . . . . . . . . .	152	1,669	Modine Manufacturing Co.(c). . . . . . . . . . . . . . . . . . . .	40	298
Five Below, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	4,363	Monarch Casino & Resort, Inc.(c) . . . . . . . . . . . . . . . .	10	473
Floor & Decor Holdings, Inc., Class A(c) . . . . . . . . . . .	56	2,859	Monro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,515
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	89	3,226	Motorcar Parts of America, Inc.(c) . . . . . . . . . . . . . . .	15	251
Fossil Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	161	Movado Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	191
Fox Factory Holding Corp.(c) . . . . . . . . . . . . . . . . . . . .	31	1,965	Murphy USA, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	2,437
frontdoor, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	2,883	National Vision Holdings, Inc.(c) . . . . . . . . . . . . . . . . .	63	2,194
Funko, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . .	15	122	Office Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	480	1,128
GameStop Corp., Class A(b). . . . . . . . . . . . . . . . . . . . .	86	310	Ollie's Bargain Outlet Holdings, Inc.(b)(c) . . . . . . . . . .	46	2,340
Garrett Motion, Inc. (Switzerland)(c) . . . . . . . . . . . . .	58	403	OneSpaWorld Holdings Ltd. (Bahamas). . . . . . . . . . .	37	452
Genesco, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	447	Overstock.com, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	20	129
Gentex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	5,500	Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	14	845
Gentherm, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,101	Papa John's International, Inc. . . . . . . . . . . . . . . . . . .	17	979
G-III Apparel Group Ltd.(c) . . . . . . . . . . . . . . . . . . . . . .	33	738	Party City Holdco, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	44	88
Golden Entertainment, Inc.(c) . . . . . . . . . . . . . . . . . . .	15	244	Penn National Gaming, Inc.(c) . . . . . . . . . . . . . . . . . . .	89	2,632
Goodyear Tire & Rubber Co. (The) . . . . . . . . . . . . . . .	188	1,821	Penske Automotive Group, Inc. . . . . . . . . . . . . . . . . .	30	1,381
GoPro, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	101	383	Perdoceo Education Corp.(c) . . . . . . . . . . . . . . . . . . . .	57	851
Graham Holdings Co., Class B. . . . . . . . . . . . . . . . . . .	4	2,012	PetMed Express, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	16	422
Grand Canyon Education, Inc.(c) . . . . . . . . . . . . . . . . .	39	3,147	Planet Fitness, Inc., Class A(c). . . . . . . . . . . . . . . . . . .	68	4,589
Green Brick Partners, Inc.(c) . . . . . . . . . . . . . . . . . . . .	20	219	Playa Hotels & Resorts N.V.(c). . . . . . . . . . . . . . . . . . .	46	244
Group 1 Automotive, Inc. . . . . . . . . . . . . . . . . . . . . . .	14	1,193	PlayAGS, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	213
Groupon, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	358	480	Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	6,962
Guess?, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	713	Quotient Technology, Inc.(c) . . . . . . . . . . . . . . . . . . . .	63	564
H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	162	3,349	Qurate Retail, Inc., Class A(c) . . . . . . . . . . . . . . . . . . .	314	2,141
Hamilton Beach Brands Holding Co., Class A . . . . . .	5	58	RealReal, Inc. (The)(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	17	238
Haverty Furniture Cos., Inc. . . . . . . . . . . . . . . . . . . . .	14	235	Red Robin Gourmet Burgers, Inc.(c) . . . . . . . . . . . . . .	10	275
Helen of Troy Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	21	3,457	Red Rock Resorts, Inc., Class A . . . . . . . . . . . . . . . . .	57	1,175
Hibbett Sports, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	14	273	Regis Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	281
Hilton Grand Vacations, Inc.(c) . . . . . . . . . . . . . . . . . .	69	1,840	Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	766
Hooker Furniture Corp. . . . . . . . . . . . . . . . . . . . . . . . .	9	169	Revolve Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	11	179
Houghton Mifflin Harcourt Co.(c) . . . . . . . . . . . . . . . .	82	449	RH(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	2,540
Installed Building Products, Inc.(c) . . . . . . . . . . . . . . .	18	1,189	Rubicon Project, Inc. (The)(c) . . . . . . . . . . . . . . . . . . .	36	409
iRobot Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,104	Ruth's Hospitality Group, Inc. . . . . . . . . . . . . . . . . . . .	23	440
J.C. Penney Co., Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	306	211	Sally Beauty Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . .	98	1,219
Jack in the Box, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,308	Scientific Games Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	45	821
Johnson Outdoors, Inc., Class A . . . . . . . . . . . . . . . .	5	312	SeaWorld Entertainment, Inc.(c) . . . . . . . . . . . . . . . . .	41	1,116
K12, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	596	Service Corp. International . . . . . . . . . . . . . . . . . . . . .	148	7,073
KB Home . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	2,086	ServiceMaster Global Holdings, Inc.(c) . . . . . . . . . . . .	110	3,935
Kontoor Brands, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	39	1,316	Shake Shack, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . .	23	1,367
L Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	190	4,115	Shoe Carnival, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Discretionary-(continued)			Consumer Staples-(continued)
Shutterstock, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	$617	elf Beauty, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	$271
Signet Jewelers Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	45	1,049	Energizer Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	53	2,278
Six Flags Entertainment Corp. . . . . . . . . . . . . . . . . . .	61	1,542	Farmer Brothers Co.(c). . . . . . . . . . . . . . . . . . . . . . . . .	9	111
Skechers U.S.A., Inc., Class A(c) . . . . . . . . . . . . . . . . .	108	3,573	Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	154	3,316
Skyline Champion Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	45	1,147	Fresh Del Monte Produce, Inc. . . . . . . . . . . . . . . . . . .	25	686
Sleep Number Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,057	Freshpet, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,728
Sonic Automotive, Inc., Class A . . . . . . . . . . . . . . . . .	19	532	Grocery Outlet Holding Corp.(c) . . . . . . . . . . . . . . . . .	43	1,361
Sonos, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	185	Hain Celestial Group, Inc. (The)(c) . . . . . . . . . . . . . . .	76	1,803
Stamps.com, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	1,834	Herbalife Nutrition Ltd.(c) . . . . . . . . . . . . . . . . . . . . . .	86	2,783
Standard Motor Products, Inc. . . . . . . . . . . . . . . . . . .	16	704	Hostess Brands, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	98	1,246
Steven Madden Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	65	2,125	Ingles Markets, Inc., Class A . . . . . . . . . . . . . . . . . . . .	10	358
Stitch Fix, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . .	38	913	Inter Parfums, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	841
Stoneridge, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	486	J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . . . . . . .	13	2,091
Strategic Education, Inc. . . . . . . . . . . . . . . . . . . . . . . .	18	2,653	John B. Sanfilippo & Son, Inc. . . . . . . . . . . . . . . . . . . .	7	491
Sturm Ruger & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . .	14	673	Lancaster Colony Corp. . . . . . . . . . . . . . . . . . . . . . . . .	16	2,311
Taylor Morrison Home Corp., Class A(c) . . . . . . . . . .	104	2,342	Landec Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	215
Tempur Sealy International, Inc.(c) . . . . . . . . . . . . . . .	38	2,840	Medifast, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	831
Tenneco, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	47	431	MGP Ingredients, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	11	316
Texas Roadhouse, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	56	3,148	National Beverage Corp.(b)(c) . . . . . . . . . . . . . . . . . . .	9	381
Thor Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	3,393	Nu Skin Enterprises, Inc., Class A. . . . . . . . . . . . . . . .	45	1,103
Toll Brothers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	4,110	Performance Food Group Co.(c) . . . . . . . . . . . . . . . . .	97	4,113
TopBuild Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	2,828	Pilgrim's Pride Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . .	54	1,143
TRI Pointe Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	115	1,763	Post Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	54	5,468
Tupperware Brands Corp. . . . . . . . . . . . . . . . . . . . . . .	43	123	PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,058
Twin River Worldwide Holdings, Inc.(b) . . . . . . . . . . .	23	598	Primo Water Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	26	364
Unifi, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	235	Rite Aid Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	654
Universal Electronics, Inc.(c) . . . . . . . . . . . . . . . . . . . .	11	464	Sanderson Farms, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,977
Urban Outfitters, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	54	1,270	Simply Good Foods Co. (The)(c) . . . . . . . . . . . . . . . . .	72	1,588
Veoneer, Inc. (Sweden)(b)(c) . . . . . . . . . . . . . . . . . . . .	86	1,059	SpartanNash Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	348
Vera Bradley, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	157	Spectrum Brands Holdings, Inc. . . . . . . . . . . . . . . . . .	35	1,886
Vista Outdoor, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	47	345	Sprouts Farmers Market, Inc.(c) . . . . . . . . . . . . . . . . .	97	1,550
Visteon Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,496	Tootsie Roll Industries, Inc.(b) . . . . . . . . . . . . . . . . . . .	14	449
Wendy's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	149	2,813	TreeHouse Foods, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	45	1,715
Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	63	3,931	Turning Point Brands, Inc.(b) . . . . . . . . . . . . . . . . . . . .	9	235
Wingstop, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	2,027	United Natural Foods, Inc.(c) . . . . . . . . . . . . . . . . . . . .	46	298
Winmark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3	600	Universal Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	987
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	24	1,245	US Foods Holding Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	182	6,122
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . . .	66	1,735	USANA Health Sciences, Inc.(c). . . . . . . . . . . . . . . . . .	11	727
WW International, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	38	1,140	Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	1,116
Wyndham Destinations, Inc. . . . . . . . . . . . . . . . . . . . .	75	2,992	Village Super Market, Inc., Class A. . . . . . . . . . . . . . .	7	144
Wyndham Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . .	78	3,974	WD-40 Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	1,897
YETI Holdings, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	48	1,452	Weis Markets, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	484
Zumiez, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	424			79,539

		305,154	Energy-2.59%

Consumer Staples-3.12%			Antero Midstream Corp.(b) . . . . . . . . . . . . . . . . . . . . .	200	872
Andersons, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	24	441	Antero Resources Corp.(b)(c) . . . . . . . . . . . . . . . . . . . .	206	330
B&G Foods, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	755	Apergy Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63	1,172
Beyond Meat, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,076	Arch Coal, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . .	13	655
BJ's Wholesale Club Holdings, Inc.(c) . . . . . . . . . . . . .	93	1,791	Archrock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102	719
Boston Beer Co., Inc. (The), Class A(c) . . . . . . . . . . .	7	2,596	Berry Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	325
Calavo Growers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,014	Bonanza Creek Energy, Inc.(c) . . . . . . . . . . . . . . . . . .	12	195
Cal-Maine Foods, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	25	872	Brigham Minerals, Inc., Class A . . . . . . . . . . . . . . . . .	27	431
Casey's General Stores, Inc. . . . . . . . . . . . . . . . . . . . .	30	4,891	Cactus, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .	38	1,038
Central Garden & Pet Co.(c) . . . . . . . . . . . . . . . . . . . . .	9	241	California Resources Corp.(b)(c). . . . . . . . . . . . . . . . . .	38	241
Central Garden & Pet Co., Class A(c) . . . . . . . . . . . . .	33	835	Callon Petroleum Co.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	341	774
Chefs' Warehouse, Inc. (The)(c) . . . . . . . . . . . . . . . . .	21	643	Centennial Resource Development, Inc., Class A(c) .	161	382
Coca-Cola Consolidated, Inc.. . . . . . . . . . . . . . . . . . . .	4	786	Chesapeake Energy Corp.(c) . . . . . . . . . . . . . . . . . . . .	896	246
Darling Ingredients, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	133	3,418	Cimarex Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	2,710
Edgewell Personal Care Co.(c) . . . . . . . . . . . . . . . . . . .	44	1,336	Clean Energy Fuels Corp.(c). . . . . . . . . . . . . . . . . . . . .	112	253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

		Shares	Value		Shares	Value
Energy-(continued)				Energy-(continued)
CNX Resources Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . .		156	$828	Talos Energy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	$241
CONSOL Energy, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .		22	125	Tellurian, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75	135
Contura Energy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .		15	85	Texas Pacific Land Trust . . . . . . . . . . . . . . . . . . . . . . .	5	3,479
Core Laboratories N.V. . . . .	. . . . . . . . . . . . . . . . . . . .	36	966	Tidewater, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	486
CVR Energy, Inc. . . . . . . . . .	. . . . . . . . . . . . . . . . . . . .	24	682	Transocean Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	421	1,410
Delek US Holdings, Inc. . . . .	. . . . . . . . . . . . . . . . . . . .	61	1,304	US Silica Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	54	248
Denbury Resources, Inc.(c) . . . . . . . . . . . . . . . . . . . . .		380	286	Valaris PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	170	627
Diamond Offshore Drilling, Inc.(b)(c) . . . . . . . . . . . . . .		54	165	Viper Energy Partners L.P. . . . . . . . . . . . . . . . . . . . . .	51	909
Diamond S Shipping, Inc.(c) . . . . . . . . . . . . . . . . . . . . .		18	185	W&T Offshore, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	77	200
DMC Global, Inc. . . . . . . . . . .	. . . . . . . . . . . . . . . . . . . .	12	433	Whiting Petroleum Corp.(b)(c) . . . . . . . . . . . . . . . . . . .	71	131
Dril-Quip, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		29	1,033	World Fuel Services Corp. . . . . . . . . . . . . . . . . . . . . . .	53	1,499
EnLink Midstream LLC. . . . .	. . . . . . . . . . . . . . . . . . . .	217	827	WPX Energy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	342	3,191
. . . . . . . . . . . . . . . .EQT Corp	. . . . . . . . . . . . . . . . . . . .	207	1,215			66,035
Equitrans Midstream Corp		175	1,236
	. . . . . . . . . . . . . . . . . . . .			Financials-16.31%
Exterran Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		24	122
Extraction Oil & Gas, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .		87	60	1st Source Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	589
Frank's International N.V.(c) . . . . . . . . . . . . . . . . . . . .		70	274	Affiliated Managers Group, Inc. . . . . . . . . . . . . . . . . .	41	3,084
Gran Tierra Energy, Inc. (Canada)(c) . . . . . . . . . . . . .		304	233	AG Mortgage Investment Trust, Inc. . . . . . . . . . . . . .	25	374
Green Plains, Inc. . . . . . . . . .		31	372	Allegiance Bancshares, Inc.. . . . . . . . . . . . . . . . . . . . .	9	299
	. . . . . . . . . . . . . . . . . . . .			Amalgamated Bank, Class A . . . . . . . . . . . . . . . . . . . .	11	176
Gulfport Energy Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .		147	120
Helix Energy Solutions Group, Inc.(c) . . . . . . . . . . . . .		111	745	Ambac Financial Group, Inc.(c) . . . . . . . . . . . . . . . . . .	36	692
Helmerich & Payne, Inc.. . . .		89	3,283	American Equity Investment Life Holding Co. . . . . .	74	1,871
	. . . . . . . . . . . . . . . . . . . .			American National Insurance Co. . . . . . . . . . . . . . . . .	7	689
International Seaways, Inc.(c) . . . . . . . . . . . . . . . . . . .		16	318
Kosmos Energy Ltd. (Ghana)		227	692	Ameris Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	1,812
				AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	1,043
Laredo Petroleum, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .		153	165
Liberty Oilfield Services, Inc., Class A		44	294	Anworth Mortgage Asset Corp. . . . . . . . . . . . . . . . . .	77	252
				Apollo Commercial Real Estate Finance, Inc. . . . . . .	118	1,912
Magnolia Oil & Gas Corp., Class A(c) . . . . . . . . . . . . . .		95	713
(b)(c)	. . . . . . . . . . . . . . . . . . . .	90	868	Arbor Realty Trust, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	65	789
Matador Resources Co.				Ares Commercial Real Estate Corp. . . . . . . . . . . . . . .	20	305
Matrix Service Co.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .		21	254
Murphy Oil Corp. . . . . . . . . .		128	2,413	Ares Management Corp., Class A. . . . . . . . . . . . . . . .	65	2,248
	. . . . . . . . . . . . . . . . . . . .			Argo Group International Holdings Ltd.. . . . . . . . . . .	28	1,575
Nabors Industries Ltd. . . . . .		309	544
	. . . . . . . . . . . . . . . . . . . .			ARMOUR Residential REIT, Inc. . . . . . . . . . . . . . . . . .	48	868
NACCO Industries, Inc., Class A		3	124
				Arrow Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	11	348
Newpark Resources, Inc.(c) . . . . . . . . . . . . . . . . . . . . .		71	249
NexTier Oilfield Solutions, Inc.(c) . . . . . . . . . . . . . . . .		133	620	Artisan Partners Asset Management, Inc., Class A .	43	1,229
Noble Corp. PLC(c) . . . . . . . .	. . . . . . . . . . . . . . . . . . . .	195	137	Assetmark Financial Holdings, Inc.(c) . . . . . . . . . . . . .	12	318
Northern Oil and Gas, Inc.(c) . . . . . . . . . . . . . . . . . . . .		163	236	Associated Banc-Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	131	2,218
Oasis Petroleum, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .		225	368	Associated Capital Group, Inc., Class A . . . . . . . . . . .	3	123
Oceaneering International, Inc.(c) . . . . . . . . . . . . . . . .		80	843	Assured Guaranty Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	81	3,306
Oil States International, Inc.(c) . . . . . . . . . . . . . . . . . .		45	356	Atlantic Capital Bancshares, Inc.(c). . . . . . . . . . . . . . .	20	363
Par Pacific Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .		27	448	Atlantic Union Bankshares Corp. . . . . . . . . . . . . . . . .	60	1,784
Parsley Energy, Inc., Class A		249	3,337	AXIS Capital Holdings Ltd.. . . . . . . . . . . . . . . . . . . . . .	68	3,816
				Axos Financial, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	45	1,121
Patterson-UTI Energy, Inc. .		168	963
	. . . . . . . . . . . . . . . . . . . .			B. Riley Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10	237
PBF Energy, Inc., Class A . .		92	2,060
	. . . . . . . . . . . . . . . . . . . .			Banc of California, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	35	537
PDC Energy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		82	1,560
Peabody Energy Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .		59	345	BancFirst Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	769
Penn Virginia Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . .		8	127	Bancorp, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	40	487
Plains GP Holdings L.P., Class A		140	1,928	BancorpSouth Bank . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	2,031
				Bank of Hawaii Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	33	2,456
ProPetro Holding Corp.(c) . . . . . . . . . . . . . . . . . . . . . .		67	587
QEP Resources, Inc.. . . . . . .		185	416	Bank of Marin Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	10	381
	. . . . . . . . . . . . . . . . . . . .			Bank OZK. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	104	2,641
Range Resources Corp.(b) . . . . . . . . . . . . . . . . . . . . . .		189	524
Rattler Midstream L.P. . . . .		35	441	BankUnited, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77	2,287
	. . . . . . . . . . . . . . . . . . . .			Banner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	1,278
Renewable Energy Group, Inc.(c) . . . . . . . . . . . . . . . .		32	846
REX American Resources Corp.(c) . . . . . . . . . . . . . . .		5	350	Bar Harbor Bankshares . . . . . . . . . . . . . . . . . . . . . . . .	12	245
RPC, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		67	231	Berkshire Hills Bancorp, Inc. . . . . . . . . . . . . . . . . . . . .	34	830
SEACOR Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .		15	560	BGC Partners, Inc., Class A. . . . . . . . . . . . . . . . . . . . .	218	1,016
Select Energy Services, Inc., Class A(c) . . . . . . . . . . .		47	306	Blackstone Mortgage Trust, Inc., Class A . . . . . . . . .	103	3,714
SM Energy Co. . . . . . . . . . . .		84	552	Blucora, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	696
	. . . . . . . . . . . . . . . . . . . .			BOK Financial Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,882
Solaris Oilfield Infrastructure, Inc., Class A		24	254
				Boston Private Financial Holdings, Inc. . . . . . . . . . . .	66	644
Southwestern Energy Co.(b)(c) . . . . . . . . . . . . . . . . . .		464	659
Tallgrass Energy, L.P., Class A		130	2,869	Bridge Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	13	358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Financials-(continued)			Financials-(continued)
Brighthouse Financial, Inc.(c). . . . . . . . . . . . . . . . . . . .	90	$3,226	Federal Agricultural Mortgage Corp., Class C . . . . . .	7	$525
Brightsphere Investment Group, Inc. . . . . . . . . . . . . .	61	570	Federated Hermes, Inc., Class B. . . . . . . . . . . . . . . . .	78	2,250
Brookline Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	63	874	FGL Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	134	1,533
Bryn Mawr Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	16	532	Financial Institutions, Inc. . . . . . . . . . . . . . . . . . . . . . .	12	323
Byline Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	228	First American Financial Corp. . . . . . . . . . . . . . . . . . .	91	5,196
Cadence BanCorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	104	1,468	First Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	176	1,397
Camden National Corp. . . . . . . . . . . . . . . . . . . . . . . . .	12	492	First Bancorp/Southern Pines NC . . . . . . . . . . . . . . .	24	770
Cannae Holdings, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . .	50	1,864	First Bancshares, Inc. (The) . . . . . . . . . . . . . . . . . . . .	13	388
Capital City Bank Group, Inc. . . . . . . . . . . . . . . . . . . .	10	267	First Busey Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	861
Capitol Federal Financial, Inc. . . . . . . . . . . . . . . . . . . .	109	1,330	First Citizens BancShares, Inc., Class A. . . . . . . . . . .	5	2,267
Capstead Mortgage Corp. . . . . . . . . . . . . . . . . . . . . . .	76	540	First Commonwealth Financial Corp. . . . . . . . . . . . . .	80	944
Carolina Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . .	21	680	First Community Bancshares, Inc. . . . . . . . . . . . . . . .	16	419
Carter Bank & Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	321	First Defiance Financial Corp. . . . . . . . . . . . . . . . . . . .	13	311
Cathay General Bancorp . . . . . . . . . . . . . . . . . . . . . . .	61	1,878	First Financial Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	80	1,648
CBTX, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	374	First Financial Bankshares, Inc. . . . . . . . . . . . . . . . . .	99	2,845
CenterState Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . .	94	1,902	First Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	360
Central Pacific Financial Corp. . . . . . . . . . . . . . . . . . .	23	550	First Foundation, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	30	434
Century Bancorp, Inc., Class A . . . . . . . . . . . . . . . . . .	2	145	First Hawaiian, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	2,587
Chimera Investment Corp. . . . . . . . . . . . . . . . . . . . . .	151	2,967	First Horizon National Corp. . . . . . . . . . . . . . . . . . . . .	253	3,372
CIT Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77	3,058	First Interstate BancSystem, Inc., Class A. . . . . . . . .	33	1,124
Citizens, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	222	First Merchants Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,399
City Holding Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	909	First Mid Bancshares, Inc. . . . . . . . . . . . . . . . . . . . . . .	11	310
CNB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	301	First Midwest Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .	93	1,688
CNO Financial Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	126	2,019	First of Long Island Corp. (The) . . . . . . . . . . . . . . . . .	20	414
Cohen & Steers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	19	1,190	FirstCash, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	2,692
Colony Credit Real Estate, Inc. . . . . . . . . . . . . . . . . . .	68	866	Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	31	988
Columbia Banking System, Inc. . . . . . . . . . . . . . . . . .	59	1,959	Flushing Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . .	21	381
Columbia Financial, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	47	729	Focus Financial Partners, Inc., Class A(c) . . . . . . . . . .	21	571
Commerce Bancshares, Inc. . . . . . . . . . . . . . . . . . . . .	84	5,127	Franklin Financial Network, Inc. . . . . . . . . . . . . . . . . .	11	368
Community Bank System, Inc. . . . . . . . . . . . . . . . . . .	42	2,554	Fulton Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	133	1,922
Community Trust Bancorp, Inc. . . . . . . . . . . . . . . . . .	13	503	GAMCO Investors, Inc., Class A . . . . . . . . . . . . . . . . .	5	78
ConnectOne Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . .	26	546	Genworth Financial, Inc., Class A(c) . . . . . . . . . . . . . .	407	1,587
Cowen, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .	21	314	German American Bancorp, Inc.. . . . . . . . . . . . . . . . .	20	597
Crawford & Co., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	13	97	Glacier Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	70	2,610
Credit Acceptance Corp.(b)(c) . . . . . . . . . . . . . . . . . . .	8	3,226	Global Indemnity Ltd. (Cayman Islands) . . . . . . . . . .	7	222
Cullen/Frost Bankers, Inc. . . . . . . . . . . . . . . . . . . . . . .	48	3,763	Goosehead Insurance, Inc., Class A . . . . . . . . . . . . . .	10	542
Curo Group Holdings Corp. . . . . . . . . . . . . . . . . . . . . .	11	102	Granite Point Mortgage Trust, Inc.. . . . . . . . . . . . . . .	44	722
Customers Bancorp, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	23	467	Great Southern Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	9	462
CVB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	91	1,687	Great Western Bancorp, Inc.. . . . . . . . . . . . . . . . . . . .	46	1,236
Diamond Hill Investment Group, Inc. . . . . . . . . . . . . .	3	380	Green Dot Corp., Class A(c) . . . . . . . . . . . . . . . . . . . . .	39	1,332
Dime Community Bancshares, Inc.. . . . . . . . . . . . . . .	24	403	Greenhill & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	190
Donegal Group, Inc., Class A. . . . . . . . . . . . . . . . . . . .	10	143	Greenlight Capital Re Ltd., Class A(c) . . . . . . . . . . . . .	22	186
Donnelley Financial Solutions, Inc.(c) . . . . . . . . . . . . .	25	218	Hamilton Lane, Inc., Class A . . . . . . . . . . . . . . . . . . . .	15	932
Dynex Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	342	Hancock Whitney Corp. . . . . . . . . . . . . . . . . . . . . . . . .	73	2,445
Eagle Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,010	Hanmi Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	24	374
eHealth, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	1,995	Hanover Insurance Group, Inc. (The). . . . . . . . . . . . .	32	3,793
Ellington Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	40	661	HarborOne Bancorp, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	19	190
Employers Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	26	1,002	HCI Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	255
Encore Capital Group, Inc.(c) . . . . . . . . . . . . . . . . . . . .	21	780	Heartland Financial USA, Inc. . . . . . . . . . . . . . . . . . . .	28	1,200
Enova International, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	28	538	Heritage Commerce Corp.. . . . . . . . . . . . . . . . . . . . . .	51	523
Enstar Group Ltd. (Bermuda)(c) . . . . . . . . . . . . . . . . .	10	1,784	Heritage Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	29	673
Enterprise Financial Services Corp. . . . . . . . . . . . . . .	21	804	Heritage Insurance Holdings, Inc.. . . . . . . . . . . . . . . .	22	246
Equity Bancshares, Inc., Class A(c) . . . . . . . . . . . . . . .	12	314	Hilltop Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,229
Essent Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76	3,317	Home BancShares, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	129	2,162
Evercore, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . .	32	2,132	HomeStreet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	542
Exantas Capital Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	25	286	HomeTrust Bancshares, Inc.. . . . . . . . . . . . . . . . . . . .	14	333
EZCORP, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . .	41	197	Hope Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	102	1,245
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	263	2,654	Horace Mann Educators Corp. . . . . . . . . . . . . . . . . . .	33	1,285
FB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	456	Horizon Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	33	496
FBL Financial Group, Inc., Class A . . . . . . . . . . . . . . .	9	430	Houlihan Lokey, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Financials-(continued)			Financials-(continued)
IBERIABANK Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	$2,588	Pacific Premier Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	44	$1,137
Independence Holding Co.. . . . . . . . . . . . . . . . . . . . . .	4	148	PacWest Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	3,037
Independent Bank Corp. . . . . . . . . . . . . . . . . . . . . . . .	28	1,891	Palomar Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	16	813
Independent Bank Corp. . . . . . . . . . . . . . . . . . . . . . . .	17	333	Park National Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	1,048
Independent Bank Group, Inc. . . . . . . . . . . . . . . . . . .	28	1,296	Peapack-Gladstone Financial Corp. . . . . . . . . . . . . . .	13	357
Interactive Brokers Group, Inc., Class A . . . . . . . . . .	59	3,015	PennyMac Financial Services, Inc. . . . . . . . . . . . . . . .	51	1,798
International Bancshares Corp. . . . . . . . . . . . . . . . . .	45	1,534	PennyMac Mortgage Investment Trust . . . . . . . . . . .	71	1,470
INTL. FCStone, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	13	592	Peoples Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	16	457
Invesco Mortgage Capital, Inc.(d) . . . . . . . . . . . . . . . .	137	2,203	People's Utah Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	12	288
Investors Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	191	2,013	Pinnacle Financial Partners, Inc.. . . . . . . . . . . . . . . . .	59	3,106
James River Group Holdings Ltd.. . . . . . . . . . . . . . . .	25	1,010	Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	771
Janus Henderson Group PLC (United Kingdom). . . .	131	2,777	PJT Partners, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	17	764
Kearny Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	69	753	Popular, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78	3,742
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	3,167	PRA Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	1,436
Kinsale Capital Group, Inc. . . . . . . . . . . . . . . . . . . . . .	17	2,065	Preferred Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	614
KKR Real Estate Finance Trust, Inc.. . . . . . . . . . . . . .	21	412	Primerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	3,786
Ladder Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	74	1,128	ProAssurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	43	1,167
Lakeland Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	39	562	ProSight Global, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	9	121
Lakeland Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	21	858	Prosperity Bancshares, Inc. . . . . . . . . . . . . . . . . . . . .	78	5,039
Legg Mason, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	70	3,487	Provident Financial Services, Inc.. . . . . . . . . . . . . . . .	51	1,019
LendingClub Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	47	517	Pzena Investment Management, Inc., Class A . . . . .	14	91
LendingTree, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	1,655	QCR Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	457
Live Oak Bancshares, Inc. . . . . . . . . . . . . . . . . . . . . . .	19	292	Radian Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	167	3,547
LPL Financial Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	67	5,325	Ready Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	536
Luther Burbank Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	15	156	Redwood Trust, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	91	1,554
MBIA, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	530	Renasant Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	1,077
Mercantile Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	12	344	Republic Bancorp, Inc., Class A . . . . . . . . . . . . . . . . .	8	286
Merchants Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	126	Republic First Bancorp, Inc.(c) . . . . . . . . . . . . . . . . . . .	37	112
Mercury General Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	22	953	RLI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	2,492
Meridian Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	40	660	S&T Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,052
Meta Financial Group, Inc.. . . . . . . . . . . . . . . . . . . . . .	28	920	Safety Insurance Group, Inc.. . . . . . . . . . . . . . . . . . . .	12	945
MFA Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	364	2,632	Sandy Spring Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .	29	892
MGIC Investment Corp. . . . . . . . . . . . . . . . . . . . . . . . .	286	3,441	Seacoast Banking Corp. of Florida(c) . . . . . . . . . . . . .	42	1,046
Midland States Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	17	405	Selective Insurance Group, Inc. . . . . . . . . . . . . . . . . .	48	2,677
MidWestOne Financial Group, Inc. . . . . . . . . . . . . . . .	12	345	ServisFirst Bancshares, Inc. . . . . . . . . . . . . . . . . . . . .	37	1,278
Moelis & Co., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,278	Simmons First National Corp., Class A . . . . . . . . . . .	78	1,668
Morningstar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	2,350	SLM Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	334	3,464
Mr Cooper Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	57	731	South State Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	1,907
National Bank Holdings Corp., Class A. . . . . . . . . . . .	24	734	Southside Bancshares, Inc. . . . . . . . . . . . . . . . . . . . . .	26	838
National General Holdings Corp. . . . . . . . . . . . . . . . . .	55	1,071	Starwood Property Trust, Inc. . . . . . . . . . . . . . . . . . .	228	5,057
National Western Life Group, Inc., Class A . . . . . . . .	2	478	State Auto Financial Corp. . . . . . . . . . . . . . . . . . . . . .	14	350
Navient Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	173	1,943	Sterling Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	170	2,819
NBT Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	1,179	Sterling Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	12	84
Nelnet, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .	16	850	Stewart Information Services Corp.. . . . . . . . . . . . . .	19	687
New Residential Investment Corp. . . . . . . . . . . . . . . .	344	5,353	Stifel Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	56	3,049
New York Community Bancorp, Inc. . . . . . . . . . . . . .	378	4,086	Stock Yards Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	17	594
New York Mortgage Trust, Inc.. . . . . . . . . . . . . . . . . .	275	1,567	Synovus Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	119	3,453
Nicolet Bankshares, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	7	465	TCF Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	124	4,519
NMI Holdings, Inc., Class A(c) . . . . . . . . . . . . . . . . . . .	55	1,284	Texas Capital Bancshares, Inc.(c) . . . . . . . . . . . . . . . .	41	1,930
Northfield Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	35	495	TFS Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	899
Northwest Bancshares, Inc. . . . . . . . . . . . . . . . . . . . .	82	1,139	Third Point Reinsurance Ltd. (Bermuda)(c) . . . . . . . .	59	526
OceanFirst Financial Corp. . . . . . . . . . . . . . . . . . . . . .	50	1,022	Tompkins Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	11	874
Ocwen Financial Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	89	111	Towne Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,361
OFG Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	703	TPG RE Finance Trust, Inc. . . . . . . . . . . . . . . . . . . . . .	35	673
Old National Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	124	1,954	Tradeweb Markets, Inc., Class A . . . . . . . . . . . . . . . .	51	2,459
Old Republic International Corp.. . . . . . . . . . . . . . . . .	233	4,595	TriCo Bancshares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	744
On Deck Capital, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	41	143	TriState Capital Holdings, Inc.(c) . . . . . . . . . . . . . . . . .	18	358
OneMain Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	66	2,425	Triumph Bancorp, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	20	677
Opus Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	497	Trupanion, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	738
Origin Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	423	TrustCo Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	76	521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Trustmark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	$1,318
Two Harbors Investment Corp.. . . . . . . . . . . . . . . . . .	222	3,008
UMB Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	38	2,210
Umpqua Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . .	178	2,739
United Bankshares, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	82	2,368
United Community Banks, Inc. . . . . . . . . . . . . . . . . . .	64	1,585
United Fire Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	17	652
United Insurance Holdings Corp. . . . . . . . . . . . . . . . .	17	160
Universal Insurance Holdings, Inc. . . . . . . . . . . . . . . .	26	538
Univest Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	23	538
Valley National Bancorp . . . . . . . . . . . . . . . . . . . . . . .	319	2,967
Veritex Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	34	818
Victory Capital Holdings, Inc., Class A . . . . . . . . . . . .	10	198
Virtu Financial, Inc., Class A . . . . . . . . . . . . . . . . . . . .	43	809
Virtus Investment Partners, Inc.. . . . . . . . . . . . . . . . .	6	662
Waddell & Reed Financial, Inc., Class A . . . . . . . . . . .	60	826
Walker & Dunlop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,556
Washington Federal, Inc.. . . . . . . . . . . . . . . . . . . . . . .	64	1,919
Washington Trust Bancorp, Inc. . . . . . . . . . . . . . . . . .	13	558
Waterstone Financial, Inc. . . . . . . . . . . . . . . . . . . . . . .	20	333
Watford Holdings Ltd., Class A (Bermuda)(c) . . . . . .	17	388
Webster Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . .	75	2,848
WesBanco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	1,592
Westamerica Bancorporation . . . . . . . . . . . . . . . . . . .	22	1,272
Western Alliance Bancorp . . . . . . . . . . . . . . . . . . . . . .	80	3,683
Western Asset Mortgage Capital Corp. . . . . . . . . . . .	42	421
Westwood Holdings Group, Inc. . . . . . . . . . . . . . . . . .	6	152
White Mountains Insurance Group Ltd. . . . . . . . . . . .	3	2,970
Wintrust Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	46	2,457
WisdomTree Investments, Inc. . . . . . . . . . . . . . . . . . .	96	390
World Acceptance Corp.(c) . . . . . . . . . . . . . . . . . . . . .	6	469
WSFS Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,413
		416,137
Health Care-14.25%
Acadia Healthcare Co., Inc.(c) . . . . . . . . . . . . . . . . . . .	72	2,131
ACADIA Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . .	96	4,103
Accelerate Diagnostics, Inc.(b)(c) . . . . . . . . . . . . . . . . .	23	295
Acceleron Pharma, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	36	3,093
Addus HomeCare Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	12	915
Adverum Biotechnologies, Inc.(c) . . . . . . . . . . . . . . . .	44	542
Aerie Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . . . . . . .	34	595
Agenus, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	220
Agios Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . . . . . . .	49	2,327
Aimmune Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . .	34	810
Akcea Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	14	238
Akebia Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . . .	62	550
Akorn, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98	114
Alder Biopharmaceuticals, Inc., CVR(c)(e). . . . . . . . . .	48	42
Alkermes PLC(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127	2,647
Allakos, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,247
Allogene Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . .	19	513
Allscripts Healthcare Solutions, Inc.(c) . . . . . . . . . . . .	134	1,010
AMAG Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . .	27	209
Amedisys, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	4,524
Amicus Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . .	206	1,966
AMN Healthcare Services, Inc.(c) . . . . . . . . . . . . . . . .	38	2,797
Amneal Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . .	101	389
Amphastar Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . .	29	446
AnaptysBio, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	284
	Shares	Value
Health Care-(continued)
AngioDynamics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	29	$333
ANI Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . . . .	7	336
Anika Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	11	459
Antares Pharma, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	125	387
Apellis Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . .	49	1,696
Apollo Medical Holdings, Inc.(c) . . . . . . . . . . . . . . . . . .	20	349
Arcus Biosciences, Inc.(c). . . . . . . . . . . . . . . . . . . . . . .	17	259
Arena Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . .	40	1,784
Arrowhead Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . .	69	2,440
Arvinas, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	707
Assembly Biosciences, Inc.(c) . . . . . . . . . . . . . . . . . . .	24	435
Atara Biotherapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	38	462
Athenex, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	464
AtriCure, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,229
Atrion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1	616
Avanos Medical, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . .	39	1,264
Avrobio, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	347
AxoGen, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	359
Axonics Modulation Technologies, Inc.(b)(c) . . . . . . . .	13	461
Axsome Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	21	1,638
BioCryst Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . .	120	360
BioDelivery Sciences International, Inc.(c) . . . . . . . . .	65	316
Biohaven Pharmaceutical Holding Co. Ltd.(c) . . . . . .	36	1,590
BioSpecifics Technologies Corp.(c) . . . . . . . . . . . . . . .	4	221
Bio-Techne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	5,856
BioTelemetry, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,153
Bluebird Bio, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	3,255
Blueprint Medicines Corp.(c) . . . . . . . . . . . . . . . . . . . .	38	2,057
Brookdale Senior Living, Inc.(c) . . . . . . . . . . . . . . . . . .	132	867
Bruker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88	3,833
Cantel Medical Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,893
Cara Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	33	496
Cardiovascular Systems, Inc.(c). . . . . . . . . . . . . . . . . .	29	1,091
CareDx, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	723
Catalent, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118	6,081
Catalyst Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . .	73	307
Cerus Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107	550
Change Healthcare, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	40	544
Charles River Laboratories International, Inc.(c) . . . .	40	6,223
Chemed Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	5,429
ChemoCentryx, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	31	1,387
Codexis, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	524
Coherus Biosciences, Inc.(c) . . . . . . . . . . . . . . . . . . . .	42	813
Collegium Pharmaceutical, Inc.(c) . . . . . . . . . . . . . . . .	21	499
Community Health Systems, Inc.(b)(c) . . . . . . . . . . . .	97	478
Computer Programs & Systems, Inc. . . . . . . . . . . . . .	10	268
CONMED Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	2,177
Corcept Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . .	81	1,022
CorVel Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	552
Covetrus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	911
Crinetics Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . .	8	165
CRISPR Therapeutics AG (Switzerland)(c) . . . . . . . . .	22	1,176
Cross Country Healthcare, Inc.(c) . . . . . . . . . . . . . . . .	28	265
CryoLife, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	743
CryoPort, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	484
Cutera, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	223
Cyclerion Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . .	11	47
Cymabay Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . .	48	80
Cytokinetics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	40	558
CytomX Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . .	35	234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Health Care-(continued)			Health Care-(continued)
Deciphera Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	20	$1,065	Ironwood Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	127	$1,529
Denali Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	50	988	Karyopharm Therapeutics, Inc.(c) . . . . . . . . . . . . . . . .	40	654
Dicerna Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . .	41	809	Kodiak Sciences, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	22	1,407
Dynavax Technologies Corp.(b)(c) . . . . . . . . . . . . . . . .	68	268	Krystal Biotech, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	9	481
Eagle Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . . .	9	413	Kura Oncology, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	27	326
Editas Medicine, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	36	798	Lannett Co., Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	226
Eidos Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	6	303	Lantheus Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	30	466
Emergent BioSolutions, Inc.(c) . . . . . . . . . . . . . . . . . .	35	2,054	LeMaitre Vascular, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	14	399
Enanta Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . .	12	611	Lexicon Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . . . . .	63	175
Encompass Health Corp. . . . . . . . . . . . . . . . . . . . . . . .	80	5,987	LHC Group, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	3,036
Endo International PLC(c) . . . . . . . . . . . . . . . . . . . . . .	165	911	Ligand Pharmaceuticals, Inc.(c). . . . . . . . . . . . . . . . . .	14	1,310
Ensign Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	41	1,824	LivaNova PLC(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	2,719
Envista Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	125	3,172	Luminex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	792
Epizyme, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,264	MacroGenics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	316
Esperion Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	20	1,010	Madrigal Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . .	7	603
Evolent Health, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	61	564	Magellan Health, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	19	1,140
Evolus, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	155	Masimo Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	6,697
Exelixis, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	4,555	MEDNAX, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	1,179
Fate Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . . . . .	52	1,518	Medpace Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	23	2,069
FibroGen, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63	2,633	MeiraGTx Holdings PLC(c) . . . . . . . . . . . . . . . . . . . . . .	12	194
Flexion Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	25	395	Meridian Bioscience, Inc. . . . . . . . . . . . . . . . . . . . . . . .	33	264
Fluidigm Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	179	Merit Medical Systems, Inc.(c) . . . . . . . . . . . . . . . . . . .	45	1,620
Forty Seven, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	1,450	Mesa Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	3	718
G1 Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	20	359	Mirati Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	21	1,879
GenMark Diagnostics, Inc.(c) . . . . . . . . . . . . . . . . . . . .	40	140	Molina Healthcare, Inc.(c). . . . . . . . . . . . . . . . . . . . . . .	49	6,005
Geron Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	146	168	Momenta Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	95	2,688
Glaukos Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,407	MyoKardia, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	2,219
Global Blood Therapeutics, Inc.(c) . . . . . . . . . . . . . . . .	50	3,198	Myovant Sciences Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . .	33	340
Globus Medical, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	62	2,804	Myriad Genetics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	60	1,057
Gossamer Bio., Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	15	197	NanoString Technologies, Inc.(c). . . . . . . . . . . . . . . . .	27	963
Guardant Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	30	2,609	Natera, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,554
Haemonetics Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	41	4,442	National HealthCare Corp.. . . . . . . . . . . . . . . . . . . . . .	9	668
Halozyme Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . .	107	2,094	National Research Corp. . . . . . . . . . . . . . . . . . . . . . . .	10	550
Hanger, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	600	Natus Medical, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	28	753
Health Catalyst, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	7	213	Nektar Therapeutics(c) . . . . . . . . . . . . . . . . . . . . . . . . .	142	2,955
HealthEquity, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	57	4,046	Neogen Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	2,551
HealthStream, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	20	486	NeoGenomics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	82	2,323
Heron Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	68	1,268	Nevro Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	3,254
Heska Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	573	NextGen Healthcare, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	40	523
Hill-Rom Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	54	5,187	Novocure Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	4,656
HMS Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	71	1,631	NuVasive, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	2,764
Homology Medicines, Inc.(c) . . . . . . . . . . . . . . . . . . . .	15	240	Odonate Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	12	355
Horizon Therapeutics PLC(c) . . . . . . . . . . . . . . . . . . . .	151	5,167	Omeros Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	441
ICU Medical, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	3,133	Omnicell, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,770
ImmunoGen, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	163	725	OPKO Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	274	411
Immunomedics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	124	1,984	Optinose, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	139
Innoviva, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56	754	Option Care Health, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	28	413
Inogen, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	687	OraSure Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . .	48	289
Inovalon Holdings, Inc., Class A(c) . . . . . . . . . . . . . . .	54	1,052	Orthofix Medical, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	15	530
Insmed, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	1,718	OrthoPediatrics Corp.(c). . . . . . . . . . . . . . . . . . . . . . . .	11	511
Inspire Medical Systems, Inc.(c). . . . . . . . . . . . . . . . . .	10	859	Owens & Minor, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	348
Integer Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	28	2,525	Pacific Biosciences of California, Inc.(c) . . . . . . . . . . .	101	343
Integra LifeSciences Holdings Corp.(c) . . . . . . . . . . . .	59	3,074	Pacira BioSciences, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	30	1,301
Intellia Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	28	374	Patterson Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	1,641
Intercept Pharmaceuticals, Inc.(c). . . . . . . . . . . . . . . .	22	2,023	PDL BioPharma, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . .	114	388
Intersect ENT, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	24	573	Pennant Group, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . .	24	652
Intra-Cellular Therapies, Inc.(c) . . . . . . . . . . . . . . . . . .	51	1,076	Penumbra, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	4,312
Invitae Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73	1,488	PetIQ, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	466
Iovance Biotherapeutics, Inc.(c) . . . . . . . . . . . . . . . . .	85	2,797	Phibro Animal Health Corp., Class A . . . . . . . . . . . . .	16	404
iRhythm Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . .	20	1,739	Phreesia, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Portola Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . . . . .	60	$607
PRA Health Sciences, Inc.(c) . . . . . . . . . . . . . . . . . . . .	51	4,804
Precigen, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	224
Premier, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . .	51	1,501
Prestige Consumer Healthcare, Inc.(c) . . . . . . . . . . . .	41	1,532
Principia Biopharma, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	18	1,162
Progenics Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	66	312
Prothena Corp. PLC (Ireland)(c) . . . . . . . . . . . . . . . . .	32	341
Providence Service Corp. (The)(c) . . . . . . . . . . . . . . .	9	556
PTC Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	43	2,358
Puma Biotechnology, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	34	366
Quanterix Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	251
Quidel Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	2,317
Quotient Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57	347
R1 RCM, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73	896
Ra Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	25	1,169
Radius Health, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	34	716
RadNet, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	674
Reata Pharmaceuticals, Inc., Class A(b)(c) . . . . . . . . .	18	3,505
REGENXBIO, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,080
Repligen Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	3,253
Retrophin, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	449
Revance Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	42	971
Rhythm Pharmaceuticals, Inc.(c). . . . . . . . . . . . . . . . .	27	515
Rigel Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . . .	131	278
Rocket Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . .	26	507
Rubius Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . . .	25	209
Sage Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	42	1,974
Sangamo Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . .	94	802
Scholar Rock Holding Corp.(c) . . . . . . . . . . . . . . . . . . .	15	212
Select Medical Holdings Corp.(c) . . . . . . . . . . . . . . . . .	93	2,226
Shockwave Medical, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	6	241
SIGA Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	43	215
Silk Road Medical, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	15	598
Simulations Plus, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	10	326
Solid Biosciences, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	21	69
Spectrum Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	82	235
STAAR Surgical Co.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	27	847
Stemline Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . .	43	259
Stoke Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	7	173
Supernus Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . .	41	738
Surgery Partners, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	15	246
SurModics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	384
Syneos Health, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	50	3,167
Tabula Rasa HealthCare, Inc.(c) . . . . . . . . . . . . . . . . .	15	843
Tactile Systems Technology, Inc.(c) . . . . . . . . . . . . . .	14	706
Tandem Diabetes Care, Inc.(c). . . . . . . . . . . . . . . . . . .	43	3,210
Teladoc Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	56	6,998
Tenet Healthcare Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	71	1,866
TG Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	69	866
TherapeuticsMD, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	226	382
Theravance Biopharma, Inc.(c) . . . . . . . . . . . . . . . . . .	33	804
Tilray, Inc., Class 2 (Canada)(b)(c) . . . . . . . . . . . . . . . .	19	274
Tivity Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	39	494
Translate Bio, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	129
Tricida, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	508
Triple-S Management Corp., Class B(c) . . . . . . . . . . .	20	300
Turning Point Therapeutics, Inc.(c) . . . . . . . . . . . . . . .	14	694
Twist Bioscience Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	25	765
Ultragenyx Pharmaceutical, Inc.(c) . . . . . . . . . . . . . . .	44	2,468
	Shares	Value
Health Care-(continued)
uniQure N.V. (Netherlands)(c) . . . . . . . . . . . . . . . . . . .	28	$1,441
United Therapeutics Corp.(c) . . . . . . . . . . . . . . . . . . . .	37	3,810
US Physical Therapy, Inc. . . . . . . . . . . . . . . . . . . . . . .	11	1,146
Vanda Pharmaceuticals, Inc.(c) . . . . . . . . . . . . . . . . . .	39	430
Varex Imaging Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . .	30	697
Veracyte, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	889
Vericel Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	510
ViewRay, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	109	313
Viking Therapeutics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	50	296
Vocera Communications, Inc.(c) . . . . . . . . . . . . . . . . .	24	585
Voyager Therapeutics, Inc.(c) . . . . . . . . . . . . . . . . . . .	22	240
WaVe Life Sciences Ltd.(c) . . . . . . . . . . . . . . . . . . . . .	14	118
Wright Medical Group N.V.(c) . . . . . . . . . . . . . . . . . . .	97	2,934
Xencor, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,332
Y-mAbs Therapeutics, Inc.(c). . . . . . . . . . . . . . . . . . . .	18	530
ZIOPHARM Oncology, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	107	331
Zogenix, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	828
		363,463
Industrials-14.71%
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,870
AAR Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	933
ABM Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	1,778
ACCO Brands Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	80	641
ADT, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	760
Advanced Disposal Services, Inc.(c) . . . . . . . . . . . . . .	61	2,017
Advanced Drainage Systems, Inc. . . . . . . . . . . . . . . .	42	1,758
AECOM(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128	5,752
Aegion Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	450
Aerojet Rocketdyne Holdings, Inc.(c) . . . . . . . . . . . . .	57	2,809
AeroVironment, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	17	874
AGCO Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	3,263
Air Lease Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	3,299
Air Transport Services Group, Inc.(c) . . . . . . . . . . . . .	12	215
Aircastle Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	1,561
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	886
Albany International Corp., Class A . . . . . . . . . . . . . .	25	1,602
Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	542
Allison Transmission Holdings, Inc. . . . . . . . . . . . . . .	94	3,816
Altra Industrial Motion Corp.. . . . . . . . . . . . . . . . . . . .	52	1,566
Ameresco, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . .	16	361
American Woodmark Corp.(c) . . . . . . . . . . . . . . . . . . .	12	1,005
Apogee Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . . .	20	604
Applied Industrial Technologies, Inc. . . . . . . . . . . . . .	31	1,829
ArcBest Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	396
Arcosa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	1,504
Argan, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	459
Armstrong World Industries, Inc. . . . . . . . . . . . . . . . .	38	3,806
ASGN, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	2,181
Astec Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	17	638
Astronics Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	405
Atkore International Group, Inc.(c) . . . . . . . . . . . . . . .	38	1,403
Atlas Air Worldwide Holdings, Inc.(c) . . . . . . . . . . . . .	5	134
Avis Budget Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	52	1,683
Axon Enterprise, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	48	3,714
AZZ, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	775
Barnes Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	2,094
Barrett Business Services, Inc. . . . . . . . . . . . . . . . . . .	6	359
Beacon Roofing Supply, Inc.(c) . . . . . . . . . . . . . . . . . .	55	1,633
Bloom Energy Corp., Class A(b)(c) . . . . . . . . . . . . . . . .	51	463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Industrials-(continued)
Blue Bird Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	$197	Graco, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	135	$6,658
BMC Stock Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	53	1,300	GrafTech International Ltd.(b) . . . . . . . . . . . . . . . . . . .	57	465
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,894	Granite Construction, Inc.(b) . . . . . . . . . . . . . . . . . . . .	37	752
Briggs & Stratton Corp. . . . . . . . . . . . . . . . . . . . . . . . .	45	143	Great Lakes Dredge & Dock Corp.(c). . . . . . . . . . . . . .	44	427
BrightView Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	25	350	Greenbrier Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . .	30	727
Brink's Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	3,288	Griffon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	505
Builders FirstSource, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	93	2,112	H&E Equipment Services, Inc.. . . . . . . . . . . . . . . . . . .	26	618
BWX Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	77	4,223	Harsco Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	779
CAI International, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . .	14	346	Hawaiian Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	9	188
Carlisle Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	6,683	Healthcare Services Group, Inc. . . . . . . . . . . . . . . . . .	60	1,652
Casella Waste Systems, Inc., Class A(c) . . . . . . . . . . .	36	1,744	Heartland Express, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	35	627
CBIZ, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,068	Heidrick & Struggles International, Inc. . . . . . . . . . . .	15	334
Chart Industries, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	28	1,594	Helios Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .	23	914
Cimpress PLC (Ireland)(c) . . . . . . . . . . . . . . . . . . . . . .	17	1,979	Herc Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	17	624
CIRCOR International, Inc.(c) . . . . . . . . . . . . . . . . . . . .	14	504	Heritage-Crystal Clean, Inc.(c) . . . . . . . . . . . . . . . . . . .	12	316
Clean Harbors, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	43	2,989	Herman Miller, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	48	1,644
Colfax Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	2,376	Hertz Global Holdings, Inc.(c). . . . . . . . . . . . . . . . . . . .	69	882
Columbus McKinnon Corp. . . . . . . . . . . . . . . . . . . . . .	18	560	Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	4,459
Comfort Systems USA, Inc.. . . . . . . . . . . . . . . . . . . . .	30	1,267	Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	1,404
Construction Partners, Inc.(c) . . . . . . . . . . . . . . . . . . .	15	255	HNI Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	1,149
Cornerstone Building Brands, Inc.(c) . . . . . . . . . . . . .	54	397	Hub Group, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . .	27	1,248
Covanta Holding Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	96	1,283	Hubbell, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	5,863
Covenant Transportation Group, Inc., Class A(c) . . .	10	121	Huron Consulting Group, Inc.(c) . . . . . . . . . . . . . . . . .	19	1,127
Crane Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	2,650	Hyster-Yale Materials Handling, Inc. . . . . . . . . . . . . .	5	241
CSW Industrials, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	12	790	IAA, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	4,614
Cubic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,307	ICF International, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,140
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	33	3,958	IES Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	163
Deluxe Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	1,165	Insperity, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	2,153
Donaldson Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	103	4,643	Insteel Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	14	278
Douglas Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	18	784	Interface, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	686
Ducommun, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	402	ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	4,271
DXP Enterprises, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	14	397	JELD-WEN Holding, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	53	996
Dycom Industries, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	25	739	John Bean Technologies Corp.. . . . . . . . . . . . . . . . . .	26	2,518
Echo Global Logistics, Inc.(c) . . . . . . . . . . . . . . . . . . . .	22	406	Kadant, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	817
EMCOR Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	3,615	Kaman Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,109
Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	832	KAR Auction Services, Inc. . . . . . . . . . . . . . . . . . . . . .	108	2,079
Energy Recovery, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	25	246	Kelly Services, Inc., Class A . . . . . . . . . . . . . . . . . . . .	25	415
Enerpac Tool Group Corp.. . . . . . . . . . . . . . . . . . . . . .	50	1,068	Kennametal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	1,863
EnerSys . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,094	Kforce, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18	548
Ennis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	402	Kimball International, Inc., Class B . . . . . . . . . . . . . . .	29	469
EnPro Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	16	863	Kirby Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	765
ESCO Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .	21	1,909	Knoll, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	688
Evoqua Water Technologies Corp.(c) . . . . . . . . . . . . .	65	1,363	Korn Ferry. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	1,609
Exponent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	3,093	Kratos Defense & Security Solutions, Inc.(c) . . . . . . .	73	1,187
Federal Signal Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	49	1,421	Landstar System, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	32	3,231
Fluor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	1,007	Lincoln Electric Holdings, Inc. . . . . . . . . . . . . . . . . . . .	49	4,013
Forrester Research, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	9	325	Lindsay Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	891
Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,357	Luxfer Holdings PLC (United Kingdom) . . . . . . . . . . .	22	341
Foundation Building Materials, Inc.(c). . . . . . . . . . . . .	17	265	Lydall, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	167
Franklin Covey Co.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	8	252	Macquarie Infrastructure Corp. . . . . . . . . . . . . . . . . .	61	2,394
Franklin Electric Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	32	1,654	Manitowoc Co., Inc. (The)(c) . . . . . . . . . . . . . . . . . . . .	28	349
FTI Consulting, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	31	3,490	Marten Transport Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	32	625
Gardner Denver Holdings, Inc.(c) . . . . . . . . . . . . . . . .	108	3,541	Masonite International Corp.(c) . . . . . . . . . . . . . . . . . .	20	1,470
Gates Industrial Corp. PLC(c). . . . . . . . . . . . . . . . . . . .	45	471	MasTec, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	2,405
GATX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	2,074	Matson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	299
Genco Shipping & Trading Ltd. . . . . . . . . . . . . . . . . . .	13	100	Matthews International Corp., Class A. . . . . . . . . . . .	25	739
Generac Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	52	5,355	Maxar Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .	48	730
Gibraltar Industries, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	26	1,317	McGrath RentCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,389
GMS, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	800	Mercury Systems, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	45	3,306
Gorman-Rupp Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	15	480	Meritor, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Mistras Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	15	$118
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	1,404
Moog, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	2,005
MRC Global, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	574
MSA Safety, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	3,650
MSC Industrial Direct Co., Inc., Class A . . . . . . . . . . .	36	2,225
Mueller Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	44	1,231
Mueller Water Products, Inc., Class A . . . . . . . . . . . .	127	1,391
MYR Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	332
National Presto Industries, Inc.. . . . . . . . . . . . . . . . . .	4	314
Navistar International Corp.(c) . . . . . . . . . . . . . . . . . .	36	1,307
NN, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	263
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	6,103
NOW, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88	777
NV5 Global, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	8	428
nVent Electric PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125	3,001
Omega Flex, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3	235
Oshkosh Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57	4,113
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	14	195
Park-Ohio Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	7	172
Parsons Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	782
Patrick Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	18	951
PGT Innovations, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	46	698
Pitney Bowes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	159	544
Plug Power, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	276	1,198
Powell Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	8	267
Primoris Services Corp. . . . . . . . . . . . . . . . . . . . . . . . .	34	645
Proto Labs, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	1,840
Quad/Graphics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	125
Quanex Building Products Corp.. . . . . . . . . . . . . . . . .	26	437
Quanta Services, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	115	4,385
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	29	833
RBC Bearings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	20	3,424
Regal Beloit Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,640
Resideo Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . .	108	1,161
Resources Connection, Inc.. . . . . . . . . . . . . . . . . . . . .	24	301
REV Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	172
Rexnord Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	101	2,945
RR Donnelley & Sons Co.. . . . . . . . . . . . . . . . . . . . . . .	70	133
Rush Enterprises, Inc., Class A . . . . . . . . . . . . . . . . . .	23	964
Rush Enterprises, Inc., Class B . . . . . . . . . . . . . . . . . .	3	126
Ryder System, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	1,636
Saia, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	1,833
Schneider National, Inc., Class B . . . . . . . . . . . . . . . .	41	734
Simpson Manufacturing Co., Inc. . . . . . . . . . . . . . . . .	33	2,621
SiteOne Landscape Supply, Inc.(c) . . . . . . . . . . . . . . .	32	3,176
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	454
SP Plus Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	694
Spartan Motors, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	26	383
Spirit Airlines, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	14	398
SPX Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	1,509
SPX FLOW, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,251
Standex International Corp. . . . . . . . . . . . . . . . . . . . .	10	634
Steelcase, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . .	72	1,168
Stericycle, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74	4,250
Sterling Construction Co., Inc.(c). . . . . . . . . . . . . . . . .	22	301
Sunrun, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	1,199
Systemax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	209
Team, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	280
Tennant Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,002
	Shares	Value
Industrials-(continued)
Terex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58	$1,277
Tetra Tech, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	3,558
Thermon Group Holdings, Inc.(c). . . . . . . . . . . . . . . . .	26	457
Timken Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	2,466
Titan Machinery, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	15	152
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	6,143
TPI Composites, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	22	522
Trex Co., Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	4,687
TriMas Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	913
TriNet Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	1,956
Trinity Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	89	1,811
Triton International Ltd. (Bermuda). . . . . . . . . . . . . .	43	1,478
Triumph Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	741
TrueBlue, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	461
Tutor Perini Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	449
UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	2,416
Univar Solutions, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	109	1,852
Universal Forest Products, Inc.. . . . . . . . . . . . . . . . . .	50	2,343
Universal Logistics Holdings, Inc. . . . . . . . . . . . . . . . .	7	108
Upwork, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	390
US Ecology, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	883
Valmont Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	18	2,092
Vectrus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	469
Viad Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	803
Vicor Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	649
Vivint Solar, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	33	371
VSE Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	206
Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . . .	43	472
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	4,238
Watts Water Technologies, Inc., Class A . . . . . . . . . .	24	2,254
Welbilt, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	1,428
Werner Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . . .	36	1,210
WESCO International, Inc.(c) . . . . . . . . . . . . . . . . . . . .	34	1,379
Willdan Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	8	246
WillScot Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	754
Woodward, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	4,644
		375,224
Information Technology-16.35%
2U, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	1,199
3D Systems Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	96	879
8x8, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	80	1,480
A10 Networks, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	41	275
Acacia Communications, Inc.(c). . . . . . . . . . . . . . . . . .	27	1,850
ACI Worldwide, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	94	2,620
ADTRAN, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	298
Advanced Energy Industries, Inc.(c) . . . . . . . . . . . . . .	31	1,844
Agilysys, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	514
Alarm.com Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	29	1,399
Alpha & Omega Semiconductor Ltd.(c) . . . . . . . . . . . .	15	163
Altair Engineering, Inc., Class A(b)(c) . . . . . . . . . . . . .	29	1,009
Alteryx, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . .	43	6,004
Ambarella, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,427
American Software, Inc., Class A . . . . . . . . . . . . . . . .	24	395
Amkor Technology, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	85	887
Anaplan, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	80	3,595
Anixter International, Inc.(c) . . . . . . . . . . . . . . . . . . . .	26	2,535
AppFolio, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . .	12	1,476
Appian Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	839
Arlo Technologies, Inc.(c). . . . . . . . . . . . . . . . . . . . . . .	81	266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Information Technology-(continued)			Information Technology-(continued)
Aspen Technology, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	56	$5,965	Extreme Networks, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	98	$493
Avaya Holdings Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	90	1,166	Fabrinet (Thailand)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	30	1,654
Avnet, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85	2,608	Fair Isaac Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	8,649
AVX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	870	FARO Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	14	801
Axcelis Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . . .	26	624	Fastly, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . .	31	614
Badger Meter, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,445	FireEye, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	174	2,303
Belden, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	1,477	First Solar, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	2,929
Benchmark Electronics, Inc. . . . . . . . . . . . . . . . . . . . .	30	815	Fitbit, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	184	1,176
Benefitfocus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	250	Five9, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	3,578
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	2,712	ForeScout Technologies, Inc.(c) . . . . . . . . . . . . . . . . .	28	911
Blackline, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31	1,940	FormFactor, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61	1,365
Bottomline Technologies (DE), Inc.(c). . . . . . . . . . . . .	35	1,550	GreenSky, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . .	41	327
Box, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	1,909	GTT Communications, Inc.(b)(c) . . . . . . . . . . . . . . . . . .	33	500
Brooks Automation, Inc. . . . . . . . . . . . . . . . . . . . . . . .	58	2,002	Hackett Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	20	308
Cabot Microelectronics Corp. . . . . . . . . . . . . . . . . . . .	24	3,343	Harmonic, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72	442
CACI International, Inc., Class A(c) . . . . . . . . . . . . . . .	20	4,900	HubSpot, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	5,922
CalAmp Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	260	Ichor Holdings Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	17	492
Cardtronics PLC, Class A(c) . . . . . . . . . . . . . . . . . . . . .	31	1,124	II-VI, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	69	2,049
Casa Systems, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	23	75	Impinj, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	400
Cass Information Systems, Inc. . . . . . . . . . . . . . . . . .	10	469	Infinera Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	131	891
Cerence, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	608	Inphi Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	2,464
Ceridian HCM Holding, Inc.(c) . . . . . . . . . . . . . . . . . . .	83	5,871	Insight Enterprises, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	29	1,598
CEVA, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	483	Instructure, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,268
ChannelAdvisor Corp.(c). . . . . . . . . . . . . . . . . . . . . . . .	20	190	InterDigital, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,375
Ciena Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	126	4,845	International Money Express, Inc.(c) . . . . . . . . . . . . . .	18	170
Cirrus Logic, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	3,226	Itron, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	2,199
Cloudera, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	1,575	j2 Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	3,319
Coherent, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	2,574	Jabil, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	3,558
Cohu, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	655	KBR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	2,959
CommScope Holding Co., Inc.(c) . . . . . . . . . . . . . . . . .	157	1,729	KEMET Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	1,174
CommVault Systems, Inc. . . . . . . . . . . . . . . . . . . . . . .	35	1,459	Kimball Electronics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	20	271
Comtech Telecommunications Corp. . . . . . . . . . . . . .	20	560	Knowles Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74	1,230
Conduent, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141	461	Kulicke & Soffa Industries, Inc. (Singapore). . . . . . . .	52	1,187
CoreLogic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	2,949	Lattice Semiconductor Corp.(c). . . . . . . . . . . . . . . . . .	102	1,831
Cornerstone OnDemand, Inc.(c) . . . . . . . . . . . . . . . . .	42	1,723	Limelight Networks, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	90	454
Coupa Software, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	52	7,787	Littelfuse, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	3,194
Cree, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	3,891	LivePerson, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	1,323
CSG Systems International, Inc. . . . . . . . . . . . . . . . . .	27	1,195	LiveRamp Holdings, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	52	1,843
CTS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	626	LogMeIn, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	3,409
Cypress Semiconductor Corp. . . . . . . . . . . . . . . . . . .	299	6,904	Lumentum Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	62	4,825
Daktronics, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	148	MACOM Technology Solutions Holdings, Inc.(c) . . . .	43	1,087
Diebold Nixdorf, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	57	400	Manhattan Associates, Inc.(c) . . . . . . . . . . . . . . . . . . .	52	3,503
Digimarc Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	200	ManTech International Corp., Class A . . . . . . . . . . . .	22	1,648
Digital Turbine, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	60	368	MAXIMUS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	3,277
Diodes, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	1,540	MaxLinear, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	850
Dolby Laboratories, Inc., Class A . . . . . . . . . . . . . . . .	52	3,416	Medallia, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	521
Domo, Inc., Class B(c). . . . . . . . . . . . . . . . . . . . . . . . . .	8	169	Mellanox Technologies Ltd.(c) . . . . . . . . . . . . . . . . . . .	38	4,538
Ebix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	529	Methode Electronics, Inc. . . . . . . . . . . . . . . . . . . . . . .	30	920
EchoStar Corp., Class A(c) . . . . . . . . . . . . . . . . . . . . . .	40	1,397	MicroStrategy, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	7	946
Elastic N.V.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	1,625	Mimecast Ltd.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	1,584
Endurance International Group Holdings, Inc.(c) . . . .	51	190	Mitek Systems, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . .	30	261
Enphase Energy, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	69	3,379	MKS Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	44	4,408
Entegris, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	109	5,812	MobileIron, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	202
Envestnet, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	3,170	Model N, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	551
ePlus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	833	Monolithic Power Systems, Inc. . . . . . . . . . . . . . . . . .	34	5,394
Euronet Worldwide, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	45	5,582	MTS Systems Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	642
Everbridge, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	2,747	Napco Security Technologies, Inc.(c) . . . . . . . . . . . . .	10	203
EVERTEC, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	1,573	National Instruments Corp. . . . . . . . . . . . . . . . . . . . . .	101	4,068
Evo Payments, Inc., Class A(c) . . . . . . . . . . . . . . . . . .	36	910	NCR Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97	2,444
ExlService Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	28	2,090	NETGEAR, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
NetScout Systems, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	61	$1,568
New Relic, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	2,250
NIC, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	988
nLight, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	363
Novanta, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30	2,676
Nuance Communications, Inc.(c) . . . . . . . . . . . . . . . . .	235	5,081
Nutanix, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . .	145	3,457
NVE Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	253
OneSpan, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	413
Onto Innovation, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	40	1,223
OSI Systems, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	1,138
PagerDuty, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	247
Paylocity Holding Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	28	3,627
Paysign, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	185
PC Connection, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10	407
PDF Solutions, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	22	322
Pegasystems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	2,896
Perficient, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,106
Perspecta, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118	2,946
Photronics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	660
Plantronics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	357
Plexus Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24	1,592
Pluralsight, Inc., Class A(c). . . . . . . . . . . . . . . . . . . . . .	60	1,070
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . . . . . .	24	2,089
Progress Software Corp. . . . . . . . . . . . . . . . . . . . . . . .	36	1,342
Proofpoint, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	4,906
PROS Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	29	1,328
Pure Storage, Inc., Class A(c) . . . . . . . . . . . . . . . . . . .	183	2,793
Q2 Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	2,638
QAD, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	441
Qualys, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,165
Rambus, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	1,258
Rapid7, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,574
RealPage, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	4,166
Repay Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . .	25	438
Ribbon Communications, Inc.(c) . . . . . . . . . . . . . . . . .	42	136
Rogers Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	1,740
Rosetta Stone, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	16	276
SailPoint Technologies Holding, Inc.(c) . . . . . . . . . . . .	65	1,646
Sanmina Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56	1,472
ScanSource, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	569
Science Applications International Corp. . . . . . . . . . .	42	3,365
SecureWorks Corp., Class A(c) . . . . . . . . . . . . . . . . . .	6	83
Semtech Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	2,132
Silicon Laboratories, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	35	3,104
SMART Global Holdings, Inc.(c) . . . . . . . . . . . . . . . . . .	11	295
Smartsheet Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . .	72	3,334
SolarEdge Technologies, Inc.(c). . . . . . . . . . . . . . . . . .	35	4,365
SPS Commerce, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	29	1,525
SunPower Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	73	626
SVMK, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	401
Switch, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .	45	645
Sykes Enterprises, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	32	1,014
Synaptics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	1,783
SYNNEX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	4,376
Tech Data Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	4,129
Tenable Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	23	564
Teradata Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92	1,834
TiVo Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98	742
Trade Desk, Inc. (The), Class A(c) . . . . . . . . . . . . . . . .	30	8,617
	Shares	Value
Information Technology-(continued)
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	$487
TTM Technologies, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	81	1,052
Tucows, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . . . . . .	8	409
Ultra Clean Holdings, Inc.(c). . . . . . . . . . . . . . . . . . . . .	31	648
Unisys Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	776
Universal Display Corp. . . . . . . . . . . . . . . . . . . . . . . . .	35	5,558
Upland Software, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	17	661
Varonis Systems, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . .	25	2,005
Veeco Instruments, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	38	509
Verint Systems, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	53	2,909
Verra Mobility Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	87	1,318
ViaSat, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,840
Viavi Solutions, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	185	2,440
Virtusa Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	1,015
Vishay Intertechnology, Inc. . . . . . . . . . . . . . . . . . . . .	107	2,001
Vishay Precision Group, Inc.(c) . . . . . . . . . . . . . . . . . .	9	247
WEX, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	6,553
Workiva, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	1,111
Xperi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	688
Yext, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	819
Zendesk, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	7,138
Zscaler, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	2,651
Zuora, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	874
		417,266
Materials-4.47%
A. Schulman, Inc., CVR(c)(e) . . . . . . . . . . . . . . . . . . . .	23	12
AdvanSix, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23	334
AK Steel Holding Corp.(c). . . . . . . . . . . . . . . . . . . . . . .	248	573
Alcoa Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150	2,081
Allegheny Technologies, Inc.(c) . . . . . . . . . . . . . . . . . .	102	1,743
American Vanguard Corp.. . . . . . . . . . . . . . . . . . . . . .	21	320
Amyris, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	134
AptarGroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52	5,256
Ashland Global Holdings, Inc. . . . . . . . . . . . . . . . . . . .	49	3,505
Balchem Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26	2,456
Berry Global Group, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	107	4,062
Boise Cascade Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,135
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	1,757
Carpenter Technology Corp.. . . . . . . . . . . . . . . . . . . .	39	1,433
Century Aluminum Co.(c) . . . . . . . . . . . . . . . . . . . . . . .	53	307
Chase Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6	533
Chemours Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . .	132	1,962
Clearwater Paper Corp.(c) . . . . . . . . . . . . . . . . . . . . . .	13	355
Cleveland-Cliffs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	229	1,330
Coeur Mining, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	180	749
Commercial Metals Co. . . . . . . . . . . . . . . . . . . . . . . . .	95	1,735
Compass Minerals International, Inc. . . . . . . . . . . . . .	27	1,473
Domtar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	1,467
Eagle Materials, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,684
Element Solutions, Inc.(c). . . . . . . . . . . . . . . . . . . . . . .	187	1,943
Ferro Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	720
Forterra, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	217
FutureFuel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	214
GCP Applied Technologies, Inc.(c) . . . . . . . . . . . . . . . .	53	1,032
Graphic Packaging Holding Co.. . . . . . . . . . . . . . . . . .	238	3,218
Greif, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	742
Greif, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	160
H.B. Fuller Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	1,608
Hawkins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Materials-(continued)			Real Estate-(continued)
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . . .	10	$253	American Assets Trust, Inc. . . . . . . . . . . . . . . . . . . . .	41	$1,699
Hecla Mining Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	397	1,048	American Campus Communities, Inc. . . . . . . . . . . . .	111	4,822
Huntsman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	167	3,163	American Finance Trust, Inc. . . . . . . . . . . . . . . . . . . .	86	894
Ingevity Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	1,531	American Homes 4 Rent, Class A . . . . . . . . . . . . . . .	219	5,670
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,731	Americold Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	147	4,508
Intrepid Potash, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	77	136	Apartment Investment & Management Co.,
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . . . . . . .	13	1,229	Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	122	5,836
Koppers Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	17	372	Apple Hospitality REIT, Inc. . . . . . . . . . . . . . . . . . . . . .	172	2,248
Kraton Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25	253	Armada Hoffler Properties, Inc. . . . . . . . . . . . . . . . . .	43	721
Kronos Worldwide, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	18	180	Ashford Hospitality Trust, Inc. . . . . . . . . . . . . . . . . . .	75	162
Livent Corp.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	1,018	Braemar Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . . .	22	162
Louisiana-Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . . .	100	2,845	Brandywine Realty Trust . . . . . . . . . . . . . . . . . . . . . . .	143	1,942
Materion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	771	Brixmor Property Group, Inc. . . . . . . . . . . . . . . . . . . .	241	4,389
McEwen Mining, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	259	233	CareTrust REIT, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	80	1,670
Mercer International, Inc. (Germany). . . . . . . . . . . . .	33	292	CatchMark Timber Trust, Inc., Class A. . . . . . . . . . . .	39	358
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . . . .	28	1,256	Cedar Realty Trust, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	70	181
Myers Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	25	339	Chatham Lodging Trust. . . . . . . . . . . . . . . . . . . . . . . .	37	516
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	809	City Office REIT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	44	510
NewMarket Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	2,720	Colony Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	374	1,481
O-I Glass, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	126	1,361	Columbia Property Trust, Inc.. . . . . . . . . . . . . . . . . . .	95	1,792
Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	133	2,153	Community Healthcare Trust, Inc. . . . . . . . . . . . . . . .	15	714
OMNOVA Solutions, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	35	354	CoreCivic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	1,422
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	499	CorEnergy Infrastructure Trust, Inc. . . . . . . . . . . . . .	11	384
PolyOne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77	1,907	CorePoint Lodging, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	33	263
PQ Group Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	32	425	CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	30	3,112
Quaker Chemical Corp. . . . . . . . . . . . . . . . . . . . . . . . .	11	1,733	Corporate Office Properties Trust . . . . . . . . . . . . . . .	91	2,306
Rayonier Advanced Materials, Inc.. . . . . . . . . . . . . . .	62	152	Cousins Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	118	4,211
Reliance Steel & Aluminum Co.. . . . . . . . . . . . . . . . . .	54	5,524	CubeSmart . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156	4,722
Royal Gold, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	5,113	Cushman & Wakefield PLC(c) . . . . . . . . . . . . . . . . . . . .	79	1,437
Ryerson Holding Corp.(c) . . . . . . . . . . . . . . . . . . . . . . .	13	108	CyrusOne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92	5,573
Schnitzer Steel Industries, Inc., Class A. . . . . . . . . . .	21	346	DiamondRock Hospitality Co. . . . . . . . . . . . . . . . . . . .	162	1,477
Schweitzer-Mauduit International, Inc., Class A . . . .	25	843	Diversified Healthcare Trust . . . . . . . . . . . . . . . . . . . .	192	1,208
Scotts Miracle-Gro Co. (The). . . . . . . . . . . . . . . . . . . .	34	3,604	Douglas Emmett, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	135	5,154
Sensient Technologies Corp.. . . . . . . . . . . . . . . . . . . .	34	1,672	Easterly Government Properties, Inc. . . . . . . . . . . . .	57	1,355
Silgan Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	63	1,804	EastGroup Properties, Inc. . . . . . . . . . . . . . . . . . . . . .	31	3,898
Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	81	3,905	Empire State Realty Trust, Inc., Class A . . . . . . . . . .	122	1,427
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	1,493	EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63	3,732
Summit Materials, Inc., Class A(c). . . . . . . . . . . . . . . .	91	1,778	Equity Commonwealth. . . . . . . . . . . . . . . . . . . . . . . . .	99	3,115
SunCoke Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	71	327	Essential Properties Realty Trust, Inc.. . . . . . . . . . . .	62	1,420
TimkenSteel Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	30	152	eXp World Holdings, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	17	163
Tredegar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	358	First Industrial Realty Trust, Inc. . . . . . . . . . . . . . . . .	102	3,927
Trinseo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	722	Five Point Holdings LLC, Class A(b)(c). . . . . . . . . . . . .	39	292
Tronox Holdings PLC, Class A. . . . . . . . . . . . . . . . . . .	74	543	Forestar Group, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	13	233
United States Lime & Minerals, Inc. . . . . . . . . . . . . . .	2	161	Four Corners Property Trust, Inc. . . . . . . . . . . . . . . .	61	1,750
United States Steel Corp.(b) . . . . . . . . . . . . . . . . . . . .	138	1,107	Franklin Street Properties Corp.. . . . . . . . . . . . . . . . .	84	599
US Concrete, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	349	Front Yard Residential Corp.. . . . . . . . . . . . . . . . . . . .	40	507
Valvoline, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	2,964	FRP Holdings, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	6	271
Venator Materials PLC(c) . . . . . . . . . . . . . . . . . . . . . . .	43	115	Gaming and Leisure Properties, Inc. . . . . . . . . . . . . .	165	7,371
Verso Corp., Class A(c). . . . . . . . . . . . . . . . . . . . . . . . .	27	440	GEO Group, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	98	1,435
W.R. Grace & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	2,771	Getty Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	794
Warrior Met Coal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	38	673	Gladstone Commercial Corp. . . . . . . . . . . . . . . . . . . .	25	472
Worthington Industries, Inc. . . . . . . . . . . . . . . . . . . . .	32	1,018	Global Medical REIT, Inc. . . . . . . . . . . . . . . . . . . . . . . .	39	545
			Global Net Lease, Inc	68	1,255
		114,189
			Hannon Armstrong Sustainable Infrastructure
Real Estate-10.45%
			Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	1,799
Acadia Realty Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	1,553
			Healthcare Realty Trust, Inc. . . . . . . . . . . . . . . . . . . .	105	3,601
Agree Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	34	2,442
			Healthcare Trust of America, Inc., Class A . . . . . . . .	166	5,169
Alexander & Baldwin, Inc. . . . . . . . . . . . . . . . . . . . . . .	56	1,053
			Hersha Hospitality Trust . . . . . . . . . . . . . . . . . . . . . . .	29	334
Alexander's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2	622
			Highwoods Properties, Inc. . . . . . . . . . . . . . . . . . . . . .	84	3,770
Altisource Portfolio Solutions S.A.(c) . . . . . . . . . . . . .	5	79
			(c)	33	3,560
			Howard Hughes Corp. (The) . . . . . . . . . . . . . . . . . .

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Hudson Pacific Properties, Inc.. . . . . . . . . . . . . . . . . .	125	$4,035
Independence Realty Trust, Inc. . . . . . . . . . . . . . . . . .	73	968
Industrial Logistics Properties Trust . . . . . . . . . . . . .	53	1,095
Innovative Industrial Properties, Inc.(b) . . . . . . . . . . .	14	1,287
Investors Real Estate Trust . . . . . . . . . . . . . . . . . . . . .	9	634
iStar, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	802
JBG SMITH Properties . . . . . . . . . . . . . . . . . . . . . . . . .	103	3,778
Jernigan Capital, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	18	323
Kennedy-Wilson Holdings, Inc. . . . . . . . . . . . . . . . . . .	104	2,102
Kilroy Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	6,324
Kite Realty Group Trust. . . . . . . . . . . . . . . . . . . . . . . .	68	1,098
Lamar Advertising Co., Class A . . . . . . . . . . . . . . . . .	70	5,862
Lexington Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	171	1,773
Life Storage, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38	4,101
LTC Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	1,435
Macerich Co. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	91	1,858
Mack-Cali Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	73	1,386
Marcus & Millichap, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	19	607
MGM Growth Properties LLC, Class A . . . . . . . . . . . .	92	2,640
Monmouth Real Estate Investment Corp. . . . . . . . . .	73	1,037
National Health Investors, Inc. . . . . . . . . . . . . . . . . . .	35	2,861
National Storage Affiliates Trust . . . . . . . . . . . . . . . .	48	1,620
New Senior Investment Group, Inc. . . . . . . . . . . . . . .	64	388
Newmark Group, Inc., Class A . . . . . . . . . . . . . . . . . .	120	1,146
NexPoint Residential Trust, Inc. . . . . . . . . . . . . . . . . .	15	668
Office Properties Income Trust. . . . . . . . . . . . . . . . . .	39	1,136
One Liberty Properties, Inc. . . . . . . . . . . . . . . . . . . . .	11	265
Outfront Media, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	116	3,055
Paramount Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	151	1,835
Park Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . . . .	194	3,542
Pebblebrook Hotel Trust . . . . . . . . . . . . . . . . . . . . . . .	106	2,142
Pennsylvania REIT(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	60	142
Physicians Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	150	2,829
Piedmont Office Realty Trust, Inc., Class A . . . . . . .	102	2,202
PotlatchDeltic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	1,984
Preferred Apartment Communities, Inc., Class A. . .	36	343
PS Business Parks, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	17	2,525
QTS Realty Trust, Inc., Class A. . . . . . . . . . . . . . . . . .	45	2,528
Rayonier, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	105	2,786
RE/MAX Holdings, Inc., Class A . . . . . . . . . . . . . . . . .	14	408
Realogy Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . .	100	927
Redfin Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	1,597
Retail Opportunity Investments Corp. . . . . . . . . . . . .	92	1,380
Retail Properties of America, Inc., Class A . . . . . . . .	173	1,811
Retail Value, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	361
Rexford Industrial Realty, Inc.. . . . . . . . . . . . . . . . . . .	89	4,163
RLJ Lodging Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139	1,836
RMR Group, Inc. (The), Class A . . . . . . . . . . . . . . . . .	12	447
RPT Realty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63	816
Ryman Hospitality Properties, Inc. . . . . . . . . . . . . . . .	40	2,780
Sabra Health Care REIT, Inc.. . . . . . . . . . . . . . . . . . . .	153	2,991
Safehold, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8	437
Saul Centers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11	473
Seritage Growth Properties, Class A . . . . . . . . . . . . .	28	963
Service Properties Trust . . . . . . . . . . . . . . . . . . . . . . .	133	2,405
SITE Centers Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	117	1,347
Spirit Realty Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . .	83	3,776
St. Joe Co. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	551
STAG Industrial, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	103	2,882
STORE Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	180	5,915
	Shares	Value
Real Estate-(continued)
Summit Hotel Properties, Inc.. . . . . . . . . . . . . . . . . . .	85	$788
Sunstone Hotel Investors, Inc. . . . . . . . . . . . . . . . . . .	182	1,993
Tanger Factory Outlet Centers, Inc.(b) . . . . . . . . . . . .	74	887
Taubman Centers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	50	2,603
Tejon Ranch Co.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	256
Terreno Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	53	2,908
UMH Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	27	392
Uniti Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156	1,523
Universal Health Realty Income Trust . . . . . . . . . . . .	11	1,185
Urban Edge Properties . . . . . . . . . . . . . . . . . . . . . . . .	100	1,620
Urstadt Biddle Properties, Inc., Class A . . . . . . . . . . .	23	474
Washington Prime Group, Inc.(b) . . . . . . . . . . . . . . . .	146	402
Washington REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65	1,745
Weingarten Realty Investors . . . . . . . . . . . . . . . . . . . .	99	2,666
Whitestone REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	344
Xenia Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . . .	91	1,361
		266,642
Utilities-2.89%
ALLETE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42	2,898
American States Water Co.. . . . . . . . . . . . . . . . . . . . .	30	2,298
AquaVenture Holdings Ltd.(c) . . . . . . . . . . . . . . . . . . .	16	433
Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	2,499
Black Hills Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	3,682
California Water Service Group. . . . . . . . . . . . . . . . . .	39	1,870
Chesapeake Utilities Corp.. . . . . . . . . . . . . . . . . . . . . .	13	1,111
Clearway Energy, Inc., Class A . . . . . . . . . . . . . . . . . .	27	548
Clearway Energy, Inc., Class C . . . . . . . . . . . . . . . . . .	59	1,241
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	2,240
Hawaiian Electric Industries, Inc. . . . . . . . . . . . . . . . .	88	3,770
IDACORP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	3,962
MDU Resources Group, Inc. . . . . . . . . . . . . . . . . . . . .	161	4,465
MGE Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28	1,997
Middlesex Water Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	13	773
National Fuel Gas Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	63	2,306
New Jersey Resources Corp. . . . . . . . . . . . . . . . . . . .	73	2,578
NextEra Energy Partners L.P.(b) . . . . . . . . . . . . . . . . .	51	2,941
Northwest Natural Holding Co. . . . . . . . . . . . . . . . . . .	25	1,644
NorthWestern Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	2,884
ONE Gas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	3,532
Ormat Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . .	31	2,160
Otter Tail Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	1,410
Pattern Energy Group, Inc., Class A. . . . . . . . . . . . . .	72	1,948
PNM Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	64	3,013
Portland General Electric Co. . . . . . . . . . . . . . . . . . . .	72	3,917
SJW Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	1,224
South Jersey Industries, Inc.(b). . . . . . . . . . . . . . . . . .	75	2,029
Southwest Gas Holdings, Inc. . . . . . . . . . . . . . . . . . . .	44	2,846
Spire, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41	3,077
Star Group L.P.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39	350
TerraForm Power, Inc., Class A . . . . . . . . . . . . . . . . .	49	921
Unitil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	676
York Water Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . .	10	423
		73,666
Total Common Stocks & Other Equity Interests
(Cost $2,556,766) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2,551,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

Shares	Value	Shares	Value

Money Market Funds-0.22%

Invesco Premier U.S. Government Money Portfolio,
Institutional Class, 1.46%(f)
(Cost $5,644). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,644	$5,644
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.22%
(Cost $2,562,410) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	2,556,880

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.74%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(f)(g). . . . . . . . . . . . . . . . .	71,785	71,785

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Money Market Funds-(continued)

Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(f)(g). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,559	$23,571
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $95,353) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	95,356
TOTAL INVESTMENTS IN SECURITIES-103.96%
(Cost $2,657,763) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	2,652,236
OTHER ASSETS LESS LIABILITIES-(3.96)% . . . . . . . . . .	. . . . . . . .	(100,936)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$2,551,300

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Non-income producing security.

(d)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	Gain	February 29, 2020	Income

Invesco Mortgage Capital, Inc.	$1,503	$583	$-	$117	$-	$2,203	$103

(e)Security valued using significant unobservable inputs (Level 3). See Note 4.

(f)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(g)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	16.35
Financials	16.31

Industrials	14.71
Health Care	14.25

Consumer Discretionary	11.96
Real Estate	10.45

Materials	4.47
Consumer Staples	3.12

Sector Types Each Less Than 3%	8.38
Money Market Funds Plus Other Assets
Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Principal		Principal
Amount	Value	Amount	Value
U.S. Treasury Securities-40.79%			U.S. Treasury Notes-(continued)
U.S. Treasury Bonds-11.19%			2.38%, 02/29/2024 . . . . . . . . . . . . . . . . . . . . . . .	$100,000	$ 105,766
7.63%, 11/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	$ 75,000	$88,534	2.13%, 03/31/2024 . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,443
6.25%, 08/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	100,000	118,234	2.50%, 05/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,557
6.50%, 11/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	20,000	27,167	2.00%, 05/31/2024 . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,265
6.63%, 02/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	50,000	68,990	1.75% - 2.00%, 06/30/2024. . . . . . . . . . . . . . . .	240,000	250,686
6.25%, 05/15/2030 . . . . . . . . . . . . . . . . . . . . . . .	25,000	37,358	1.75%, 07/31/2024 . . . . . . . . . . . . . . . . . . . . . . .	100,000	103,623
5.38%, 02/15/2031 . . . . . . . . . . . . . . . . . . . . . . .	50,000	71,701	2.38%, 08/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	212,754
4.50%, 02/15/2036 . . . . . . . . . . . . . . . . . . . . . . .	25,000	36,401	2.25%, 11/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	150,000	159,161
4.25%, 05/15/2039 . . . . . . . . . . . . . . . . . . . . . . .	200,000	294,094	1.75%, 12/31/2024 . . . . . . . . . . . . . . . . . . . . . . .	50,000	51,964
4.50%, 08/15/2039 . . . . . . . . . . . . . . . . . . . . . . .	100,000	151,641	1.38%, 01/31/2025 . . . . . . . . . . . . . . . . . . . . . . .	50,000	51,104
4.38%, 11/15/2039 . . . . . . . . . . . . . . . . . . . . . . .	100,000	149,672	2.00%, 02/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,387
4.63%, 02/15/2040 . . . . . . . . . . . . . . . . . . . . . . .	25,000	38,635	2.88%, 04/30/2025 . . . . . . . . . . . . . . . . . . . . . . .	75,000	82,301
4.75%, 02/15/2041 . . . . . . . . . . . . . . . . . . . . . . .	100,000	157,949	2.13%, 05/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,002
2.75%, 08/15/2042 . . . . . . . . . . . . . . . . . . . . . . .	100,000	121,383	2.00%, 08/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	100,000	105,506
2.88%, 05/15/2043 . . . . . . . . . . . . . . . . . . . . . . .	100,000	123,910	2.25%, 11/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	200,000	214,113
3.75%, 11/15/2043 . . . . . . . . . . . . . . . . . . . . . . .	50,000	70,790	1.63%, 02/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	100,000	103,645
3.63%, 02/15/2044 . . . . . . . . . . . . . . . . . . . . . . .	155,000	215,807	1.63%, 05/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	50,000	51,854
2.88%, 08/15/2045 . . . . . . . . . . . . . . . . . . . . . . .	155,000	193,423	1.50%, 08/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,973
2.25%, 08/15/2046 . . . . . . . . . . . . . . . . . . . . . . .	200,000	224,215	2.00%, 11/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	200,000	212,520
3.00%, 05/15/2047 . . . . . . . . . . . . . . . . . . . . . . .	150,000	193,506	2.25%, 02/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	50,000	54,071
2.75%, 08/15/2047 . . . . . . . . . . . . . . . . . . . . . . .	100,000	123,627	2.38%, 05/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	100,000	109,260
3.13%, 05/15/2048 . . . . . . . . . . . . . . . . . . . . . . .	50,000	66,398	2.25%, 08/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	150,000	162,929
3.00%, 08/15/2048 . . . . . . . . . . . . . . . . . . . . . . .	50,000	65,126	2.25%, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	50,000	54,411
3.38%, 11/15/2048 . . . . . . . . . . . . . . . . . . . . . . .	60,000	83,546	2.75%, 02/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	100,000	112,875
3.00%, 02/15/2049 . . . . . . . . . . . . . . . . . . . . . . .	50,000	65,402	2.88%, 05/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	100,000	114,129
2.88%, 05/15/2049 . . . . . . . . . . . . . . . . . . . . . . .	25,000	32,019	2.88%, 08/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	50,000	57,221
2.25%, 08/15/2049 . . . . . . . . . . . . . . . . . . . . . . .	55,000	62,466	3.13%, 11/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	50,000	58,407
2.38%, 11/15/2049 . . . . . . . . . . . . . . . . . . . . . . .	65,000	75,818	2.63%, 02/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	100,000	112,936
		2,957,812	. . . . . . . . . . . . . . . . . . . . . . .2.38%, 05/15/2029	100,000	110,998
			1.63%, 08/15/2029	100,000	104,502
U.S. Treasury Notes-29.60%
			1.75%, 11/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,840
2.50%, 02/28/2021	100,000	101,414
					7,828,611
1.25% - 2.25%, 03/31/2021. . . . . . . . . . . . . . . .	315,000	316,898

2.25%, 04/30/2021 . . . . . . . . . . . . . . . . . . . . . . .	70,000	70,986	Total U.S. Treasury Securities
3.13%, 05/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,502	(Cost $9,965,621) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	10,786,423
. . . . . . . . . . . . . . . .1.13% - 1.63%, 06/30/2021	300,000	301,109	U.S. Dollar Denominated Bonds & Notes-30.90%
2.13%, 08/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,664
1.13%, 09/30/2021 . . . . . . . . . . . . . . . . . . . . . . .	200,000	200,523	Aerospace & Defense-0.49%
2.00%, 11/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,816	United Technologies Corp., 4.50%, 06/01/2042 .	100,000	128,486
. . . . . . . . . . . . . . .1.75% - 1.88%, 11/30/2021	400,000	406,195	Agricultural & Farm Machinery-0.40%
2.00% - 2.50%, 02/15/2022. . . . . . . . . .	250,000	255,835
			CNH Industrial Capital LLC, 4.38%, 04/05/2022 .	100,000	105,058
1.88%, 03/31/2022	200,000	204,043
			Air Freight & Logistics-0.21%
1.75% - 2.13%, 05/15/2022. . . . . . . . . .	300,000	306,515
			United Parcel Service, Inc., 3.63%, 10/01/2042 .	50,000	54,708
2.13%, 06/30/2022 . . . . . . . . . . . . . . . . . . . . . . .	200,000	205,738
			Asset Management & Custody Banks-0.42%
1.50% - 1.63%, 08/15/2022. . . . . . . . . . . . . . . .	160,000	162,746
1.50%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	50,000	50,789	Apollo Management Holdings L.P., 4.87%,
1.63%, 11/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,986	02/15/2029(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	58,927
2.00%, 11/30/2022 . . . . . . . . . . . . . . . . . . . . . . .	100,000	103,033	Bank of New York Mellon Corp. (The), 2.20%,
2.13%, 12/31/2022 . . . . . . . . . . . . . . . . . . . . . . .	100,000	103,488	08/16/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	51,269
. . . . . . . . . . . . . . . .1.38% - 2.00%, 02/15/2023	150,000	154,030			110,196
1.50% - 2.63%, 02/28/2023	300,000	308,851
			Automobile Manufacturers-0.82%
1.75%, 05/15/2023 . . . . . . . . . . . . . . . . .	100,000	102,729
			General Motors Financial Co., Inc., 3.20%,
2.50%, 08/15/2023 . . . . . . . . . . . . . . . . .	100,000	105,475
			07/06/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,207
2.75%, 11/15/2023 . . . . . . . . . . . . . . . . .	200,000	213,500
			Toyota Motor Corp. (Japan), 3.67%,
2.63%, 12/31/2023 . . . . . . . . . . . . . . . . .	40,000	42,591
			07/20/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	115,385
2.25%, 01/31/2024 . . . . . . . . . . . . . . . . . . . . . . .	200,000	210,363
					216,592
2.75%, 02/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	50,000	53,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)

February 29, 2020

(Unaudited)

Principal

Amount

Biotechnology-0.67%

AbbVie, Inc., 3.60%, 05/14/2025. . . . . . . . . . . . . . $ 50,000 Amgen, Inc., 4.66%, 06/15/2051. . . . . . . . . . . . . . 100,000

Brewers-0.41%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium), 3.65%,
02/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000
Broadcasting-0.21%
Discovery Communications LLC, 3.95%,
03/20/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000
Cable & Satellite-0.64%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp.,
4.91%, 07/23/2025 . . . . . . . . . . . . . . . . . . . . . . .	50,000
Comcast Corp.
4.15%, 10/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	50,000
3.25%, 11/01/2039 . . . . . . . . . . . . . . . . . . . . . . .	50,000
Consumer Finance-0.59%
American Express Credit Corp., 2.70%,
03/03/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000
Capital One Financial Corp., 3.75%, 07/28/2026 .	50,000
Diversified Banks-5.24%
Asian Development Bank (Supranational), 1.75%,
06/08/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000
Bank of America Corp., 3.88%, 08/01/2025. . . . .	100,000
Bank of Montreal (Canada), 4.34% (5 yr.
U.S. Swap Rate + 1.28%), 10/05/2028(c) . . . . .	50,000
Citigroup, Inc., 8.13%, 07/15/2039 . . . . . . . . . . . .	50,000
European Investment Bank (Supranational),
2.25%, 03/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	100,000
HSBC Holdings PLC (United Kingdom), 4.58% (3
mo. USD LIBOR + 1.53%), 06/19/2029(c) . . . . .	200,000
Inter-American Development Bank
(Supranational), 3.00%, 02/21/2024. . . . . . . . .	100,000
JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR
+ 1.38%), 11/15/2048(c) . . . . . . . . . . . . . . . . . . .	100,000
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.76%, 07/26/2023 . . . . . . . . . . . . . . . . . . . . . . .	100,000
Royal Bank of Scotland Group PLC (The) (United
Kingdom), 6.00%, 12/19/2023. . . . . . . . . . . . . .	50,000
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.93%, 03/09/2021 . . . . . . . . . . . . . . . . . . . . . . .	100,000
Toronto-Dominion Bank (The) (Canada), 3.63%
(5 yr. U.S. Swap Rate + 2.21%),
09/15/2031(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000
U.S. Bancorp, 3.38%, 02/05/2024 . . . . . . . . . . . . .	50,000
Wells Fargo & Co., 3.07%, 01/24/2023 . . . . . . . . .	100,000
Diversified Chemicals-0.42%
Dow Chemical Co. (The), 4.38%, 11/15/2042 . . .	100,000
Electric Utilities-1.33%
Duke Energy Corp., 3.75%, 09/01/2046 . . . . . . . .	100,000

Value

$53,969

124,002

177,971

109,445

54,701

56,302

58,037

54,123

168,462

102,466

53,084

155,550

100,829

110,801

53,913

86,650

102,565

227,263

107,821

119,917

107,100

56,020

101,138

54,494

53,596

102,610

1,384,717

110,760

111,051

	Principal
	Amount	Value
Electric Utilities-(continued)
Entergy Louisiana LLC, 4.00%, 03/15/2033. . . . .	$100,000	$ 121,012
Georgia Power Co., 4.30%, 03/15/2043 . . . . . . . .	100,000	119,467
		351,530
Environmental & Facilities Services-0.21%
Waste Management, Inc., 3.45%, 06/15/2029 . . .	50,000	55,368
Health Care Equipment-0.53%
Abbott Laboratories, 4.90%, 11/30/2046. . . . . . .	100,000	139,465
Health Care Services-0.39%
CVS Health Corp., 2.88%, 06/01/2026 . . . . . . . . .	100,000	103,807
Home Improvement Retail-0.55%
Home Depot, Inc. (The), 5.88%, 12/16/2036 . . . .	100,000	144,562
Industrial Conglomerates-0.51%
General Electric Co., 6.75%, 03/15/2032 . . . . . . .	100,000	136,165
Integrated Oil & Gas-1.28%
BP Capital Markets PLC (United Kingdom),
3.12%, 05/04/2026 . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,945
Exxon Mobil Corp., 2.73%, 03/01/2023. . . . . . . . .	100,000	103,653
Petroleos Mexicanos (Mexico), 6.84%,
01/23/2030(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,287
Shell International Finance B.V. (Netherlands),
6.38%, 12/15/2038 . . . . . . . . . . . . . . . . . . . . . . .	50,000	75,430
		338,315
Integrated Telecommunication Services-0.93%
AT&T, Inc., 3.40%, 05/15/2025 . . . . . . . . . . . . . . .	100,000	106,593
Verizon Communications, Inc., 5.01%,
04/15/2049 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	138,230
		244,823
Internet & Direct Marketing Retail-0.39%
Amazon.com, Inc., 2.50%, 11/29/2022 . . . . . . . .	100,000	103,085
Investment Banking & Brokerage-0.82%
Goldman Sachs Group, Inc. (The), 4.25%,
10/21/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	109,298
Morgan Stanley, Series F, 3.88%, 04/29/2024. . .	100,000	108,641
		217,939
IT Consulting & Other Services-0.50%
International Business Machines Corp., 6.50%,
01/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	132,097
Life & Health Insurance-0.67%
MetLife, Inc., 6.40%, 12/15/2036 . . . . . . . . . . . . .	100,000	123,657
Prudential Financial, Inc., 5.20%, 03/15/2044 . . .	50,000	53,456
		177,113
Managed Health Care-0.38%
UnitedHealth Group, Inc., 2.13%, 03/15/2021 . . .	100,000	100,463
Multi-Sector Holdings-0.60%
Berkshire Hathaway Energy Co., 3.75%,
11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	107,911
Berkshire Hathaway, Inc., 2.75%, 03/15/2023. . .	50,000	51,990
		159,901
Multi-Utilities-0.40%
Delmarva Power & Light Co., 3.50%,
11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	106,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Office REITs-0.41%
Boston Properties L.P., 3.80%, 02/01/2024. . . . .	$100,000	$ 107,992
Oil & Gas Exploration & Production-0.22%
ConocoPhillips Co., 4.95%, 03/15/2026 . . . . . . . .	50,000	58,502
Oil & Gas Refining & Marketing-0.40%
Valero Energy Corp., 3.40%, 09/15/2026. . . . . . .	100,000	106,864
Oil & Gas Storage & Transportation-0.87%
Energy Transfer Operating L.P., 6.13%,
12/15/2045 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	112,987
TransCanada PipeLines Ltd. (Canada), 4.63%,
03/01/2034 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	117,331
		230,318
Packaged Foods & Meats-0.44%
Conagra Brands, Inc., 3.80%, 10/22/2021 . . . . . .	50,000	51,997
Tyson Foods, Inc, 5.10%, 09/28/2048. . . . . . . . . .	50,000	65,237
		117,234
Pharmaceuticals-1.06%
Bayer US Finance II LLC (Germany), 2.75%,
07/15/2021(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	101,616
Bristol-Myers Squibb Co., 5.88%, 11/15/2036 . . .	50,000	70,375
Pfizer, Inc., 3.40%, 05/15/2024 . . . . . . . . . . . . . . .	100,000	108,200
		280,191
Property & Casualty Insurance-0.24%
Liberty Mutual Group, Inc., 4.85%,
08/01/2044(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	63,637
Railroads-0.46%
Union Pacific Corp., 4.50%, 09/10/2048. . . . . . . .	100,000	122,487
Retail REITs-0.21%
Simon Property Group L.P., 3.38%, 12/01/2027.	50,000	54,991
Semiconductors-0.20%
Intel Corp., 2.70%, 12/15/2022 . . . . . . . . . . . . . . .	50,000	51,858

Soft Drinks-0.20%

	Principal
	Amount	Value
Systems Software-0.84%
Microsoft Corp., 3.70%, 08/08/2046 . . . . . . . . . . .	$100,000	$ 121,612
Oracle Corp., 1.90%, 09/15/2021 . . . . . . . . . . . . .	100,000	100,816
		222,428
Technology Hardware, Storage & Peripherals-0.39%
Apple, Inc., 2.40%, 05/03/2023 . . . . . . . . . . . . . . .	100,000	103,304
Tobacco-0.22%
Philip Morris International, Inc., 4.13%,
03/04/2043 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	56,867
Trading Companies & Distributors-0.40%
Air Lease Corp., 3.63%, 04/01/2027. . . . . . . . . . .	100,000	106,146
Total U.S. Dollar Denominated Bonds & Notes
(Cost $7,604,878) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		8,171,586

U.S. Government Sponsored Agency Mortgage-Backed Securities-23.82%

Federal Home Loan Bank (FHLB)-0.39%
2.13%, 06/09/2023 . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	103,884
Federal Home Loan Mortgage Corp. (FHLMC)-7.07%
2.38%, 01/13/2022 . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,606
2.50%, 09/01/2028 . . . . . . . . . . . . . . . . . . . . . . . . .	90,312	93,335
3.00%, 11/01/2028 to 09/01/2049 . . . . . . . . . . .	568,213	593,505
3.50%, 02/01/2043 to 10/01/2047 . . . . . . . . . . .	493,841	525,576
4.00%, 08/01/2047 to 09/01/2049 . . . . . . . . . . .	408,781	435,064
4.50%, 03/01/2049 . . . . . . . . . . . . . . . . . . . . . . . . .	110,316	118,908
		1,868,994
Federal National Mortgage Association (FNMA)-9.88%
2.63%, 09/06/2024 . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	107,271
3.50%, 12/01/2028 to 07/01/2048 . . . . . . . . . . .	803,577	849,234
2.50%, 02/01/2032 . . . . . . . . . . . . . . . . . . . . . . . . .	110,470	113,973
3.00%, 09/01/2032 to 10/01/2049 . . . . . . . . . . .	788,098	825,492
4.00%, 09/01/2047 to 06/01/2049 . . . . . . . . . . .	613,285	653,318
5.00%, 05/01/2048 . . . . . . . . . . . . . . . . . . . . . . . . .	60,164	65,241
PepsiCo, Inc., 2.63%, 07/29/2029(d) . . . . . . . . . . .	50,000	53,419
Sovereign Debt-3.49%
Hungary Government International Bond
(Hungary), 5.38%, 02/21/2023 . . . . . . . . . . . . .	200,000	219,719
Indonesia Government International Bond
(Indonesia), 8.50%, 10/12/2035(b). . . . . . . . . . .	100,000	162,229
International Bank for Reconstruction &
Development (Supranational), 2.75%,
07/23/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,384
Japan Bank for International Cooperation
(Japan), 2.88%, 06/01/2027 . . . . . . . . . . . . . . .	200,000	221,120
Mexico Government International Bond (Mexico),
4.75%, 03/08/2044 . . . . . . . . . . . . . . . . . . . . . . .	100,000	116,093
Province of Alberta Canada (Canada), 2.20%,
07/26/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	102,663
		924,208
Specialized REITs-0.40%
American Tower Corp., 3.50%, 01/31/2023. . . . .	100,000	105,465
Steel-0.44%
Vale Overseas Ltd. (Brazil), 6.25%, 08/10/2026 .	100,000	117,516

Government National Mortgage Association (GNMA)-6.48%

3.50%, 04/20/2033 to 09/20/2047 . . . . . . . . . . . 646,826 4.00%, 11/15/2046 to 02/20/2049 . . . . . . . . . . . 266,225 3.00%, 11/20/2046 to 06/20/2049 . . . . . . . . . . . 497,403 5.00%, 05/20/2048 . . . . . . . . . . . . . . . . . . . . . . . . . 49,127 4.50%, 01/20/2049 to 07/20/2049 . . . . . . . . . . . 174,571

Total U.S. Government Sponsored Agency Mortgage- Backed Securities

(Cost $6,138,333) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Asset-Backed Securities-3.24%

Citibank Credit Card Issuance Trust, Series 2017-

A3, Class A3, 1.92%, 04/07/2022 . . . . . . . . . . .	100,000
COMM Mortgage Trust, Series 2015-CR22,
Class A5, 3.31%, 03/10/2048. . . . . . . . . . . . . . .	100,000
Ford Credit Auto Owner Trust, Series 2018-1,
Class A, 3.19%, 07/15/2031(b) . . . . . . . . . . . . . .	100,000
Hertz Vehicle Financing II L.P., Series 2018-1A,
Class B, 3.60%, 02/25/2024(b) . . . . . . . . . . . . . .	100,000
Verizon Owner Trust, Series 2017-3A, Class A1A,
2.06%, 04/20/2022(b) . . . . . . . . . . . . . . . . . . . . .	59,296

2,614,529

680,467

281,725

514,505

53,003

183,929

1,713,629

6,301,036

100,032

107,860

107,538

104,278

59,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%,
04/15/2050 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$100,000	$ 107,184
Series 2015-NXS2, Class A4, 3.50%,
07/15/2058 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	217,426
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class C, 4.54%,
11/15/2045(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,228
Total Asset-Backed Securities
(Cost $820,435) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		856,017

Municipal Obligations-0.65%

California (State of), Series 2009, GO Bonds,

7.55%, 04/01/2039
(Cost $150,023) . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	171,938

Shares

	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-0.19%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(f)(g). . . . . . . . . . . . . . . .	37,013	$37,013
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(f)(g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,032	12,038
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $49,050) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		49,051
TOTAL INVESTMENTS IN SECURITIES-99.70%
(Cost $24,758,518) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		26,366,229
OTHER ASSETS LESS LIABILITIES-0.30% . . . . . . . . . . . . . . . . . .		80,448
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$26,446,677

Money Market Funds-0.11%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(f)
(Cost $30,178) . . . . . . . . . . . . . . . . . . . . . . . . . . .		30,178	30,178
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.51%
(Cost $24,709,468) . . . . . . . . . . . . . . . . . . . . . . . . . . .		. . . . . . .	26,317,178
Investment Abbreviations:
GO	-General Obligation
LIBOR -London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $709,983, which represented 2.68% of the Fund's Net Assets.

(c)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(d)All or a portion of this security was out on loan at February 29, 2020.

(e)Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2020.

(f)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(g)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Security Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

U.S. Treasury Securities	40.79
Corporate Bonds and Notes	30.90

U.S. Government Sponsored Agency
Mortgage-Backed Securities	23.82
Asset-Backed Securities	3.24

Municipal Obligations	0.65
Money Market Funds Plus Other Assets
Less Liabilities	0.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

		Invesco	Invesco
	Invesco	PureBetaSM	PureBetaSM
	PureBetaSM	MSCI USA	US Aggregate
	MSCI USA ETF	Small Cap ETF	Bond ETF
	(PBUS)	(PBSM)	(PBND)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,954,651	$2,549,033	$26,287,000
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,382	103,203	79,229
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	-	5,250
Receivable for:
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,590	2,544	142,758
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3	104	5
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,096	9,155	538,261

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,985,805	2,664,039	27,052,503
Liabilities:
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,746	10,374	548,596
Collateral upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,570	95,353	49,050
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	103	135	1,027
Accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,880	6,877	7,153
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,299	112,739	605,826
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,956,506	$2,551,300	$26,446,677
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,500,025	$2,500,025	$24,979,616
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	456,481	51,275	1,467,061
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$2,956,506	$2,551,300	$26,446,677

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,001	100,001	1,000,001
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29.56	$25.51	$26.45

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29.10	$25.20	$26.48

Unaffiliated investments in securities, at cost. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,503,308	$2,554,494	$24,679,290

Affiliated investments in securities, at cost. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24,252	$103,269	$79,228
(a)Includes securities on loan with an aggregate value of: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$11,295	$92,812	$48,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco	Invesco
	Invesco	PureBetaSM	PureBetaSM
	PureBetaSM	MSCI USA	US Aggregate
	MSCI USA ETF	Small Cap ETF	Bond ETF
	(PBUS)	(PBSM)	(PBND)
Investment income:
Unaffiliated interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$-	$-	$327,355
Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,275	23,021	1
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90	194	309
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19	796	36
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2)	(14)	-

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,382	23,997	327,701
Expenses:
Unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	621	829	6,404

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7)	(10)	(37)

Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	614	819	6,367

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,768	23,178	321,334
Realized and unrealized gain (loss) from:
Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(887)	65,631	58,574
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,032	(134,538)	479,246
Affiliated investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(61)	119	1

Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,971	(134,419)	479,247

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,084	(68,788)	537,821

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$65,852	$(45,610)	$859,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

(This Page Intentionally Left Blank)

34

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

Invesco PureBetaSM

MSCI USA ETF (PBUS)

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29,768	$47,560
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(887)	(1,083)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,971	19,713

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,852	66,190
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(25,203)	(59,334)
Shareholder Transactions:
Net increase in net assets resulting from share transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-
Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,649	6,856
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,915,857	2,909,001

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,956,506	$2,915,857
Changes in Shares Outstanding:

Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,001	100,001

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,001	100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco PureBetaSM		Invesco PureBetaSM
MSCI USA Small Cap ETF (PBSM)		US Aggregate Bond ETF (PBND)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019
$23,178	$30,840	$321,334	$666,029
65,631	(7,557)	58,574	(93,021)
(134,419)	(297,294)	479,247	1,832,143

(45,610)	(274,011)	859,155	2,405,151

(19,736)	(120,640)	(352,770)	(698,051)
-	-	-	-
(65,346)	(394,651)	506,385	1,707,100

2,616,646	3,011,297	25,940,292	24,233,192

$2,551,300	$2,616,646	$26,446,677	$25,940,292

100,001	100,001	1,000,001	1,000,001

100,001	100,001	1,000,001	1,000,001

36

Financial Highlights

Invesco PureBetaSM MSCI USA ETF (PBUS)

				For the Period
	Six Months Ended			September 19, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . .	$29.16	$29.09	$25.70	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.30	0.48	0.43	0.04
Net realized and unrealized gain on investments . . . .	0.35	0.19	3.32	0.66

Total from investment operations. . . . . . . . . . . . . . .	0.65	0.67	3.75	0.70
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .	(0.25)	(0.53)	(0.36)	-
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(0.07)	-	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.25)	(0.60)	(0.36)	-

Net asset value at end of period . . . . . . . . . . . . . . . . . .	$29.56	$29.16	$29.09	$25.70
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$29.10	$29.16	$29.09	$25.70

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .	2.19%	2.48%	14.68%	2.80%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . .	0.60%	2.48%	14.68%	2.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . .	$2,957	$2,916	$2,909	$2,570
Ratio to average net assets of:	0.04%(f)	0.29%(g)	0.04%(f)	0.04%(f)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .	1.92%(f)	1.70%(g)	1.91%(f)	1.31%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . .	2%	5%	4%	0%(i)

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.25%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(i)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

				For the Period
	Six Months Ended			September 19, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . .	$26.17	$30.11	$26.06	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.23	0.31	0.32	0.04
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.70)	(3.05)	4.00	1.02

Total from investment operations. . . . . . . . . . . . . . .	(0.47)	(2.74)	4.32	1.06
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .	(0.18)	(0.38)	(0.27)	-
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.01)	(0.82)	-	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.19)	(1.20)	(0.27)	-

Net asset value at end of period . . . . . . . . . . . . . . . . . .	$25.51	$26.17	$30.11	$26.06
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$25.20	$26.21	$30.11	$26.08

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .	(1.84)%	(8.54)%	16.66%	4.24%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . .	(3.18)%	(8.40)%	16.57%	4.32%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . .	$2,551	$2,617	$3,011	$2,606
Ratio to average net assets of:	0.06%(f)	0.32%(g)	0.06%(f)	0.06%(f)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .	1.68%(f)	1.16%(g)	1.39%(f)	1.21%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . .	8%	17%	15%	1%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.26%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

				For the Period
	Six Months Ended			September 27, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . .	$25.94	$24.23	$24.96	$25.00
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.32	0.67	0.52	0.06
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.54	1.74	(0.70)	(0.05)

Total from investment operations. . . . . . . . . . . . . . .	0.86	2.41	(0.18)	0.01
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .	(0.35)	(0.70)	(0.54)	(0.05)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	(0.01)	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.35)	(0.70)	(0.55)	(0.05)

Net asset value at end of period . . . . . . . . . . . . . . . . . .	$26.45	$25.94	$24.23	$24.96
Market price at end of period(c) . . . . . . . . . . . . . . . . . . .
	$26.48	$25.96	$24.25	$24.96

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .	3.37%	10.14%	(0.72)%	0.05%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . .	3.40%	10.14%	(0.64)%	0.05%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . .	$26,447	$25,940	$24,233	$24,964
Ratio to average net assets of:	0.05%(f)	0.08%(g)	0.05%(f)	0.04%(f)
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers. . . . . . . . . . . . . . . . . . . . .	0.05%(f)	0.08%(g)	0.05%(f)	0.05%(f)
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .	2.51%(f)	2.71%(g)	2.55%(f)	2.44%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . .	13%	29%	20%	0%(i)

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.03%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(i)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM MSCI USA ETF (PBUS)	"PureBetaSM MSCI USA ETF"
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	"PureBetaSM MSCI USA Small Cap ETF"
Invesco PureBetaSM US Aggregate Bond ETF (PBND)	"PureBetaSM US Aggregate Bond ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

PureBetaSM MSCI USA ETF	MSCI USA Index
PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index
PureBetaSM US Aggregate Bond ETF	ICE BofAML US Broad Market IndexSM

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

40

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund's net investment income could fall.

Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board ("FRB") keeping the federal funds rates at, near or below zero. The "tapering" in 2015 of the FRB's quantitative easing program, combined with the FRB's changes to the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price

41

may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and each Fund's transaction costs.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Liquidity Risk. For certain Funds, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund's returns.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Sampling Risk. Certain Funds' use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the

42

Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small-and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the

U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's

43

taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

K.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy

44

of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

PureBetaSM MSCI USA ETF	0.04%
PureBetaSM MSCI USA Small Cap ETF	0.06%
PureBetaSM US Aggregate Bond ETF	0.05%

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM MSCI USA ETF	$ 7
PureBetaSM MSCI USA Small Cap ETF	10
PureBetaSM US Aggregate Bond ETF	37

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor

PureBetaSM MSCI USA ETF	MSCI Inc.
PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.
PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

45

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM MSCI USA Small Cap ETF
Investments in Securities

Common Stocks & Other Equity Interests	$2,551,182	$-	$54	$2,551,236
Money Market Funds	101,000	-	-	101,000

Total Investments	$2,652,182	$-	$54	$2,652,236
PureBetaSM US Aggregate Bond ETF

Investments in Securities
U.S. Treasury Securities	$-	$10,786,423	$-	$10,786,423

U.S. Dollar Denominated Bonds & Notes	-	8,171,586	-	8,171,586
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	6,301,036	-	6,301,036

Asset-Backed Securities	-	856,017	-	856,017
Municipal Obligations	-	171,938	-	171,938

Money Market Funds	79,229	-	-	79,229

Total Investments	$79,229	$26,287,000	$-	$26,366,229

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

46

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

No expiration
	Short-Term	Long-Term	Total*

PureBetaSM MSCI USA ETF	$-	$-	$-
PureBetaSM MSCI USA Small Cap ETF	-	-	-
PureBetaSM US Aggregate Bond ETF	69,927	97,861	167,788

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM MSCI USA ETF	$ 64,345	$ 55,109
PureBetaSM MSCI USA Small Cap ETF	247,457	222,771
PureBetaSM US Aggregate Bond ETF	2,261,287	2,329,387

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for PureBetaSM US Aggregate Bond ETF amounted to $1,182,233 and $1,098,868, respectively.

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

PureBetaSM MSCI USA ETF	$ 632,143	$(183,509)	$ 448,634	$ 2,529,399
PureBetaSM MSCI USA Small Cap ETF	379,427	(389,419)	(9,992)	2,662,228
PureBetaSM US Aggregate Bond ETF	1,610,384	(2,673)	1,607,711	24,758,518

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for PureBetaSM US Aggregate Bond ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

47

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

48

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Actual	$1,000.00	$1,021.90	0.04%	$0.20

Hypothetical (5% return before expenses)	1,000.00	1,024.66	0.04	0.20
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Actual	1,000.00	981.60	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.57	0.06	0.30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Actual	1,000.00	1,033.70	0.05	0.25

Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.05	0.25

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

49

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

DWAS Invesco DWA SmallCap Momentum ETF

PSCD Invesco S&P SmallCap Consumer Discretionary ETF

PSCC Invesco S&P SmallCap Consumer Staples ETF

PSCE Invesco S&P SmallCap Energy ETF

PSCF Invesco S&P SmallCap Financials ETF

PSCH Invesco S&P SmallCap Health Care ETF

PSCI Invesco S&P SmallCap Industrials ETF

PSCT Invesco S&P SmallCap Information Technology ETF

PSCM Invesco S&P SmallCap Materials ETF

PSCU Invesco S&P SmallCap Utilities & Communication Services ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco DWA SmallCap Momentum ETF (DWAS)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.78%
Bandwidth, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	15,536	$977,059
Cardlytics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	23,954	1,901,708
comScore, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	194,451	680,578
EverQuote, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	67,948	2,760,048
		6,319,393
Consumer Discretionary-10.45%
America's Car-Mart, Inc.(b) . . . . . . . . . . . . . . . . . .	10,027	1,030,475
Boot Barn Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	45,680	1,401,005
Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . .	30,699	819,970
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . . .	44,208	750,652
Carvana Co.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	10,001	829,183
Cavco Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . .	4,787	965,634
Crocs, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,333	1,186,365
Eldorado Resorts, Inc.(b) . . . . . . . . . . . . . . . . . . . .	59,805	3,001,015
Everi Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	69,442	722,197
Hibbett Sports, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	33,692	657,668
KB Home . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,161	917,767
Lands' End, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	50,918	536,676
Lithia Motors, Inc., Class A. . . . . . . . . . . . . . . . . .	5,876	700,184
Malibu Boats, Inc., Class A(b) . . . . . . . . . . . . . . . .	22,878	1,005,259
RH(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,222	765,871
Sleep Number Corp.(b) . . . . . . . . . . . . . . . . . . . . .	19,031	838,315
Sonic Automotive, Inc., Class A. . . . . . . . . . . . . .	29,256	819,168
Sportsman's Warehouse Holdings, Inc.(b) . . . . . .	113,626	681,756
Stoneridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	35,325	780,682
TopBuild Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,723	1,184,023
Winmark Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,871	974,200
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . .	17,929	930,336
WW International, Inc.(b) . . . . . . . . . . . . . . . . . . . .	22,320	669,600
YETI Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	26,845	812,061
Zumiez, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,226	775,366
		23,755,428
Consumer Staples-3.52%
Darling Ingredients, Inc.(b) . . . . . . . . . . . . . . . . . .	33,609	863,751
Freshpet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,072	2,796,105
J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . . .	4,970	799,276
John B. Sanfilippo & Son, Inc. . . . . . . . . . . . . . . .	22,421	1,573,730
Lifevantage Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	90,620	1,079,284
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,122	883,494
		7,995,640
Energy-1.88%
DMC Global, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	37,050	1,336,023
Dorian LPG Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	63,413	705,152
International Seaways, Inc.(b). . . . . . . . . . . . . . . .	32,219	640,836
Renewable Energy Group, Inc.(b) . . . . . . . . . . . . .	37,465	990,949
World Fuel Services Corp. . . . . . . . . . . . . . . . . . .	21,499	607,992
		4,280,952
Financials-10.30%
Ameris Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . . .	21,692	741,433
Cannae Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	24,907	928,782
Capital City Bank Group, Inc. . . . . . . . . . . . . . . . .	30,659	817,062
eHealth, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,823	3,499,729
Federal Agricultural Mortgage Corp., Class C . .	11,013	826,636
First Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92,642	735,578
	Shares	Value
Financials-(continued)
First Bancorp/Southern Pines NC . . . . . . . . . . . .	22,759	$730,564
First Defiance Financial Corp. . . . . . . . . . . . . . . .	30,664	733,330
Hamilton Lane, Inc., Class A . . . . . . . . . . . . . . . .	16,702	1,037,862
Meridian Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . .	45,172	745,790
Nicolet Bankshares, Inc.(b) . . . . . . . . . . . . . . . . . .	13,713	911,229
NMI Holdings, Inc., Class A(b) . . . . . . . . . . . . . . . .	44,242	1,032,608
OFG Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,576	712,722
Pacific Premier Bancorp, Inc.. . . . . . . . . . . . . . . .	39,247	1,013,750
Palomar Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	17,598	894,154
PennyMac Financial Services, Inc.. . . . . . . . . . . .	27,011	952,408
Preferred Bank . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,678	1,159,526
QCR Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	22,629	861,260
Triumph Bancorp, Inc.(b). . . . . . . . . . . . . . . . . . . .	24,252	821,415
United Community Banks, Inc.. . . . . . . . . . . . . . .	30,386	752,661
Victory Capital Holdings, Inc., Class A(c) . . . . . . .	44,601	881,762
Walker & Dunlop, Inc. . . . . . . . . . . . . . . . . . . . . . .	16,685	1,082,022
Waterstone Financial, Inc. . . . . . . . . . . . . . . . . . .	92,789	1,543,081
		23,415,364
Health Care-33.61%
ACADIA Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	25,605	1,094,358
Addus HomeCare Corp.(b) . . . . . . . . . . . . . . . . . .	13,395	1,021,637
Alphatec Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	248,849	1,455,767
AMN Healthcare Services, Inc.(b) . . . . . . . . . . . . .	20,710	1,524,256
Applied Therapeutics, Inc.(b) . . . . . . . . . . . . . . . .	39,767	1,652,319
Arrowhead Pharmaceuticals, Inc.(b) . . . . . . . . . .	60,835	2,151,126
Arvinas, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,822	1,122,731
Assembly Biosciences, Inc.(b) . . . . . . . . . . . . . . . .	44,277	802,299
Avid Bioservices, Inc.(b) . . . . . . . . . . . . . . . . . . . .	135,012	850,576
Axsome Therapeutics, Inc.(b) . . . . . . . . . . . . . . . .	36,939	2,881,242
BioDelivery Sciences International, Inc.(b) . . . . .	182,015	884,593
Biohaven Pharmaceutical Holding Co. Ltd.(b). . .	18,067	797,839
CEL-SCI Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	116,596	1,279,058
ChemoCentryx, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	43,846	1,962,108
Clovis Oncology, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	101,509	764,363
CONMED Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,428	797,626
Constellation Pharmaceuticals, Inc.(b)(c) . . . . . . .	46,626	1,647,763
Cortexyme, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	15,128	760,182
CRISPR Therapeutics AG (Switzerland)(b) . . . . . .	13,716	733,120
Cue Biopharma, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	57,668	1,008,613
Deciphera Pharmaceuticals, Inc.(b) . . . . . . . . . . .	15,582	829,586
Dicerna Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	39,965	788,909
Dynavax Technologies Corp.(b)(c). . . . . . . . . . . . .	137,921	544,098
Forty Seven, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	65,700	3,810,600
Global Blood Therapeutics, Inc.(b) . . . . . . . . . . . .	12,113	774,747
Globus Medical, Inc., Class A(b) . . . . . . . . . . . . . .	16,555	748,783
Hanger, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92,390	2,131,437
Harrow Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	201,796	1,113,914
Heska Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,114	3,543,274
ImmunoGen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	178,111	792,594
Inovalon Holdings, Inc., Class A(b) . . . . . . . . . . . .	50,414	982,065
Inspire Medical Systems, Inc.(b) . . . . . . . . . . . . . .	13,721	1,178,222
Integer Holdings Corp.(b) . . . . . . . . . . . . . . . . . . .	12,887	1,162,021
Iovance Biotherapeutics, Inc.(b) . . . . . . . . . . . . . .	35,191	1,158,136
iRadimed Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	37,206	883,270
Jounce Therapeutics, Inc.(b) . . . . . . . . . . . . . . . .	114,535	517,698
Karyopharm Therapeutics, Inc.(b) . . . . . . . . . . . .	74,761	1,221,595
Kodiak Sciences, Inc.(b). . . . . . . . . . . . . . . . . . . . .	46,054	2,946,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Krystal Biotech, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	37,606	$ 2,010,041
MeiraGTx Holdings PLC(b). . . . . . . . . . . . . . . . . . .	44,707	724,253
Molecular Templates, Inc.(b) . . . . . . . . . . . . . . . . .	81,046	1,304,030
National Research Corp.. . . . . . . . . . . . . . . . . . . .	19,589	1,077,199
NeoGenomics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	39,682	1,124,191
Nevro Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,417	1,095,472
OrthoPediatrics Corp.(b) . . . . . . . . . . . . . . . . . . . .	22,293	1,034,841
Pfenex, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,792	983,587
Precision BioSciences, Inc.(b) . . . . . . . . . . . . . . . .	64,982	520,506
Principia Biopharma, Inc.(b) . . . . . . . . . . . . . . . . .	15,833	1,022,178
Provention Bio, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	148,998	1,784,996
Quidel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,705	1,135,814
R1 RCM, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	159,142	1,954,264
RadNet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,300	1,048,059
Reata Pharmaceuticals, Inc., Class A(b) . . . . . . .	14,008	2,728,058
Recro Pharma, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	54,695	784,326
STAAR Surgical Co.(b) . . . . . . . . . . . . . . . . . . . . . .	41,237	1,294,017
Surgery Partners, Inc.(b) . . . . . . . . . . . . . . . . . . . .	58,930	967,631
Tenet Healthcare Corp.(b). . . . . . . . . . . . . . . . . . .	24,010	630,983
Turning Point Therapeutics, Inc.(b) . . . . . . . . . . .	14,719	729,621
Utah Medical Products, Inc. . . . . . . . . . . . . . . . . .	8,575	749,455
Veracyte, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,772	1,352,321
		76,374,442
Industrials-13.20%
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,549	1,240,420
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,275	1,138,162
Ameresco, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	58,232	1,312,549
Arcosa, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,571	883,730
ASGN, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,560	2,310,348
Atkore International Group, Inc.(b) . . . . . . . . . . .	22,897	845,128
Barrett Business Services, Inc. . . . . . . . . . . . . . .	10,195	610,681
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . .	16,173	765,630
Builders FirstSource, Inc.(b) . . . . . . . . . . . . . . . . .	42,250	959,497
CAI International, Inc.(b) . . . . . . . . . . . . . . . . . . . .	39,383	974,335
CBIZ, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,032	886,193
Comfort Systems USA, Inc. . . . . . . . . . . . . . . . . .	18,736	791,034
Cornerstone Building Brands, Inc.(b) . . . . . . . . . .	106,913	785,811
Douglas Dynamics, Inc.. . . . . . . . . . . . . . . . . . . . .	16,971	738,748
Ducommun, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	18,436	823,167
Exponent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,343	982,712
Foundation Building Materials, Inc.(b) . . . . . . . . .	49,664	774,758
Franklin Covey Co.(b). . . . . . . . . . . . . . . . . . . . . . .	27,042	850,471
Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . . .	18,521	938,459
Heritage-Crystal Clean, Inc.(b) . . . . . . . . . . . . . . .	30,275	797,141
ICF International, Inc. . . . . . . . . . . . . . . . . . . . . . .	10,100	767,398
Lawson Products, Inc.(b) . . . . . . . . . . . . . . . . . . . .	18,349	733,960
McGrath RentCorp . . . . . . . . . . . . . . . . . . . . . . . .	12,036	835,900
Meritor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,853	904,265
Northwest Pipe Co.(b) . . . . . . . . . . . . . . . . . . . . . .	28,313	893,275
Red Violet, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	67,701	1,628,209
SiteOne Landscape Supply, Inc.(b). . . . . . . . . . . .	10,331	1,025,352
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,079	1,320,187
UniFirst Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,484	833,172
Vectrus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,278	952,101
Viad Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,771	691,304
		29,994,097
Information Technology-15.81%
	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	14,219	$856,126
Bottomline Technologies (DE), Inc.(b) . . . . . . . . .	17,453	772,819
Brooks Automation, Inc.. . . . . . . . . . . . . . . . . . . .	26,052	899,054
Cirrus Logic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	11,490	788,674
Comtech Telecommunications Corp. . . . . . . . . .	27,450	769,149
Digital Turbine, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	439,038	2,691,303
Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,653	776,909
Enphase Energy, Inc.(b). . . . . . . . . . . . . . . . . . . . .	100,223	4,907,920
Everbridge, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	16,461	1,739,269
EVERTEC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,835	826,143
ExlService Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	13,148	981,498
Fabrinet (Thailand)(b) . . . . . . . . . . . . . . . . . . . . . .	14,505	799,516
FormFactor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	35,876	802,546
Harmonic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	118,107	725,177
Infinera Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	124,892	849,266
Inphi Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,955	967,220
Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . .	13,529	745,313
Itron, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,123	843,568
Lattice Semiconductor Corp.(b) . . . . . . . . . . . . . .	59,685	1,071,346
LiveRamp Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	18,787	665,811
ManTech International Corp., Class A. . . . . . . . .	11,527	863,372
Model N, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,536	972,544
PAR Technology Corp.(b) . . . . . . . . . . . . . . . . . . .	72,126	1,910,618
PDF Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	57,169	836,954
Perficient, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	20,442	837,509
Semtech Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	18,098	714,690
SPS Commerce, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	16,295	857,117
Synaptics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	13,724	906,470
Ultra Clean Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	39,888	834,058
		35,932,890
Materials-3.27%
Chase Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,542	1,202,394
Coeur Mining, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	133,936	557,174
Forterra, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	85,182	1,153,364
Innospec, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,127	2,347,571
Louisiana-Pacific Corp. . . . . . . . . . . . . . . . . . . . . .	31,496	896,061
Verso Corp., Class A(b) . . . . . . . . . . . . . . . . . . . . .	78,705	1,283,679
		7,440,243
Real Estate-4.04%
CorEnergy Infrastructure Trust, Inc.. . . . . . . . . .	20,990	732,551
Global Medical REIT, Inc.. . . . . . . . . . . . . . . . . . . .	304,883	4,259,216
National Storage Affiliates Trust . . . . . . . . . . . . .	28,481	960,949
NexPoint Residential Trust, Inc.. . . . . . . . . . . . . .	21,925	975,662
Safehold, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,540	1,285,755
Terreno Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	17,482	959,237
		9,173,370
Utilities-1.13%
American States Water Co. . . . . . . . . . . . . . . . . .	10,914	835,903
Middlesex Water Co. . . . . . . . . . . . . . . . . . . . . . . .	14,803	880,334
Ormat Technologies, Inc. . . . . . . . . . . . . . . . . . . .	12,220	851,490
		2,567,727
Total Common Stocks & Other Equity Interests
(Cost $221,802,844). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		227,249,546
Agilysys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,903	1,153,563
AppFolio, Inc., Class A(b). . . . . . . . . . . . . . . . . . . .	20,878	2,567,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)

February 29, 2020

(Unaudited)

Shares	Value	Shares	Value

Money Market Funds-0.03%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $76,828) . . . . . . . . . . . . . . . . . . . . . . . . .	76,828	$76,828

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-100.02%

(Cost $221,879,672). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 227,326,374

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.85%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . 4,564,337	4,564,337

Investment Abbreviations:

REIT -Real Estate Investment Trust

Money Market Funds-(continued)

Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	1,904,378	$1,905,330
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $6,469,477) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	6,469,667
TOTAL INVESTMENTS IN SECURITIES-102.87%
(Cost $228,349,149). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	233,796,041
OTHER ASSETS LESS LIABILITIES-(2.87)% . . . . .	. . . . . . . . . .	(6,533,131)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$227,262,910

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Health Care	33.61
Information Technology	15.81

Industrials	13.20
Consumer Discretionary	10.45

Financials	10.30
Real Estate	4.04

Consumer Staples	3.52
Materials	3.27

Sector Types Each Less Than 3%	5.79
Money Market Funds Plus Other Assets
Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Auto Components-13.16%
American Axle & Manufacturing Holdings, Inc.(b) . .	23,800	$150,654
Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . . . . . .	10,619	270,678
Cooper-Standard Holdings, Inc.(b) . . . . . . . . . . . . . .	3,563	61,569
Dorman Products, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	6,165	373,846
Fox Factory Holding Corp.(b) . . . . . . . . . . . . . . . . . .	8,144	516,329
Garrett Motion, Inc. (Switzerland)(b) . . . . . . . . . . . .	15,833	109,881
Gentherm, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,928	282,524
LCI Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,291	510,846
Motorcar Parts of America, Inc.(b) . . . . . . . . . . . . . .	4,012	67,161
Standard Motor Products, Inc. . . . . . . . . . . . . . . . . .	4,277	188,188
		2,531,676
Automobiles-1.92%
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . . . .	7,118	369,353
Distributors-1.15%
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . . . . .	9,642	221,862
Diversified Consumer Services-5.43%
American Public Education, Inc.(b) . . . . . . . . . . . . . .	3,258	72,523
Perdoceo Education Corp.(b) . . . . . . . . . . . . . . . . . .	14,892	222,338
Regis Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,115	65,267
Strategic Education, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,644	684,433
		1,044,561
Hotels, Restaurants & Leisure-12.28%
BJ's Restaurants, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,055	133,612
Bloomin' Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	18,355	330,206
Chuy's Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	3,516	75,383
Dave & Buster's Entertainment, Inc.(c). . . . . . . . . . .	6,524	215,357
Dine Brands Global, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,553	290,813
El Pollo Loco Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	4,134	53,329
Fiesta Restaurant Group, Inc.(b) . . . . . . . . . . . . . . . .	4,535	43,808
Monarch Casino & Resort, Inc.(b) . . . . . . . . . . . . . . .	2,525	119,382
Red Robin Gourmet Burgers, Inc.(b). . . . . . . . . . . . .	2,738	75,295
Ruth's Hospitality Group, Inc. . . . . . . . . . . . . . . . . . .	5,743	109,864
Shake Shack, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	6,563	390,105
Wingstop, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,226	525,786
		2,362,940
Household Durables-19.84%
Cavco Industries, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	1,814	365,920
Century Communities, Inc.(b) . . . . . . . . . . . . . . . . . .	6,013	200,413
Ethan Allen Interiors, Inc. . . . . . . . . . . . . . . . . . . . . .	5,176	68,323
Installed Building Products, Inc.(b) . . . . . . . . . . . . . .	4,504	297,489
iRobot Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,982	287,076
La-Z-Boy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,800	280,770
LGI Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,219	317,902
M.D.C. Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,584	416,375
M/I Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,955	221,705
Meritage Homes Corp.(b). . . . . . . . . . . . . . . . . . . . . .	7,610	482,931
TopBuild Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,179	725,079
Tupperware Brands Corp.. . . . . . . . . . . . . . . . . . . . .	10,347	29,489
Universal Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . .	2,947	124,422
		3,817,894
Internet & Direct Marketing Retail-4.03%
Liquidity Services, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	5,697	22,332
PetMed Express, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	4,269	112,702
	Shares	Value
Internet & Direct Marketing Retail-(continued)
Shutterstock, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,052	$ 156,164
Stamps.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,428	483,725
		774,923
Leisure Products-3.10%
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,886	337,664
Sturm Ruger & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	3,515	168,860
Vista Outdoor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	12,236	89,935
		596,459
Multiline Retail-0.91%
Big Lots, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,256	130,527
J.C. Penney Co., Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	63,649	43,918
		174,445
Specialty Retail-26.08%
Abercrombie & Fitch Co., Class A. . . . . . . . . . . . . . .	13,280	174,366
America's Car-Mart, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,306	134,218
Asbury Automotive Group, Inc.(b) . . . . . . . . . . . . . .	4,089	362,449
Barnes & Noble Education, Inc.(b). . . . . . . . . . . . . . .	8,176	27,063
Boot Barn Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	6,044	185,369
Buckle, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,041	136,708
Caleres, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,615	99,331
Cato Corp. (The), Class A . . . . . . . . . . . . . . . . . . . . .	4,598	74,350
Chico's FAS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,100	100,651
Children's Place, Inc. (The)(c) . . . . . . . . . . . . . . . . . .	3,295	189,792
Conn's, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,037	32,902
Designer Brands, Inc., Class A . . . . . . . . . . . . . . . . .	11,675	157,729
Express, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,234	52,666
GameStop Corp., Class A(c) . . . . . . . . . . . . . . . . . . .	13,949	50,216
Genesco, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,015	103,746
Group 1 Automotive, Inc. . . . . . . . . . . . . . . . . . . . . .	3,703	315,607
Guess?, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,028	146,254
Haverty Furniture Cos., Inc. . . . . . . . . . . . . . . . . . . .	3,828	64,387
Hibbett Sports, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,731	72,829
Lithia Motors, Inc., Class A . . . . . . . . . . . . . . . . . . . .	4,787	570,419
Lumber Liquidators Holdings, Inc.(b)(c) . . . . . . . . . .	6,075	59,535
MarineMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,540	76,862
Michaels Cos., Inc. (The)(b)(c) . . . . . . . . . . . . . . . . . .	16,151	69,288
Monro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,032	394,636
Office Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	115,638	271,749
Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,428	222,012
Shoe Carnival, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,892	56,590
Signet Jewelers Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	11,060	257,919
Sleep Number Corp.(b). . . . . . . . . . . . . . . . . . . . . . . .	6,015	264,961
Sonic Automotive, Inc., Class A . . . . . . . . . . . . . . . .	5,134	143,752
Tailored Brands, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	10,716	35,041
Zumiez, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,314	114,450
		5,017,847
Textiles, Apparel & Luxury Goods-12.07%
Crocs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,501	379,491
Fossil Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	9,834	45,138
G-III Apparel Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	9,108	203,655
Kontoor Brands, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	9,866	332,879
Movado Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,473	51,053
Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,605	217,706
Steven Madden Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	16,356	534,841
Unifi, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,092	66,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods-(continued)
Vera Bradley, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	4,963	$40,994
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . .	17,095	449,428
		2,321,261
Total Common Stocks & Other Equity Interests
(Cost $25,526,384) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		19,233,221

Money Market Funds-0.04%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $8,449) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,449	8,449
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.01%
(Cost $25,534,833) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	19,241,670
	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-4.89%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	705,878	$705,878
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .	235,185	235,303
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $941,165) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		941,181
TOTAL INVESTMENTS IN SECURITIES-104.90%
(Cost $26,475,998) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		20,182,851
OTHER ASSETS LESS LIABILITIES-(4.90)%. . . . . . . . . . . . . . . . .		(942,906)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$19,239,945

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Specialty Retail	26.08
Household Durables	19.84

Auto Components	13.16
Hotels, Restaurants & Leisure	12.28

Textiles, Apparel & Luxury Goods	12.07
Diversified Consumer Services	5.43

Internet & Direct Marketing Retail	4.03
Leisure Products	3.10

Industry Types Each Less Than 3%	3.98
Money Market Funds Plus Other Assets
Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.92%
Beverages-8.31%
Coca-Cola Consolidated, Inc. . . . . . . . . . . . . . . . . .	8,564	$1,681,798
MGP Ingredients, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	24,505	704,764
National Beverage Corp.(b)(c) . . . . . . . . . . . . . . . . .	21,478	908,305
		3,294,867
Food & Staples Retailing-15.88%
Andersons, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	60,150	1,104,956
Chefs' Warehouse, Inc. (The)(c) . . . . . . . . . . . . . . .	47,012	1,439,507
PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,041	2,285,573
SpartanNash Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,063	833,593
United Natural Foods, Inc.(c). . . . . . . . . . . . . . . . . .	98,378	636,506
		6,300,135
Food Products-33.63%
B&G Foods, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	118,168	1,748,886
Calavo Growers, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	30,192	2,187,411
Cal-Maine Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . .	53,720	1,874,291
Fresh Del Monte Produce, Inc. . . . . . . . . . . . . . . . .	55,891	1,532,531
J & J Snack Foods Corp.. . . . . . . . . . . . . . . . . . . . .	27,487	4,420,459
John B. Sanfilippo & Son, Inc. . . . . . . . . . . . . . . . .	16,222	1,138,622
Seneca Foods Corp., Class A(c) . . . . . . . . . . . . . . .	12,625	438,340
		13,340,540
Household Products-16.92%
Central Garden & Pet Co.(c) . . . . . . . . . . . . . . . . . .	18,095	484,584
Central Garden & Pet Co., Class A(c) . . . . . . . . . . .	74,136	1,876,382
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,230	4,351,923
		6,712,889
Personal Products-13.27%
Inter Parfums, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	32,511	1,952,611
Medifast, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,431	1,781,130
USANA Health Sciences, Inc.(c) . . . . . . . . . . . . . . .	23,161	1,530,942
		5,264,683
	Shares	Value
Tobacco-10.91%
Universal Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,949	$ 1,922,133
Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	206,901	2,404,190
		4,326,323
Total Common Stocks & Other Equity Interests
(Cost $49,906,459) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		39,239,437

Money Market Funds-0.07%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)
(Cost $27,749) . . . . . . . . . . . . . . . . . . . . . . . . . .	27,749	27,749
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-98.99%
(Cost $49,934,208) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	39,267,186

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.65%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . .	2,869,771	2,869,771
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e). . . . . . . . . . . . . . . . . . . . . . . . .	956,105	956,583
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $3,826,266) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	3,826,354
TOTAL INVESTMENTS IN SECURITIES-108.64%
(Cost $53,760,474) . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	43,093,540
OTHER ASSETS LESS LIABILITIES-(8.64)%. . . . . . .	. . . . . . . . . .	(3,425,562)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$39,667,978

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Non-income producing security.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Food Products	33.63
Household Products	16.92

Food & Staples Retailing	15.88
Personal Products	13.27

Tobacco	10.91
Beverages	8.31

Money Market Funds Plus Other Assets
Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Energy Equipment & Services-49.09%
Archrock, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99,423	$700,932
Diamond Offshore Drilling, Inc.(b)(c) . . . . . . . . . . . .	50,294	153,397
DMC Global, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,382	410,435
Dril-Quip, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,181	1,003,807
Era Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,387	150,793
Exterran Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,867	111,522
Geospace Technologies Corp.(b) . . . . . . . . . . . . . . .	10,597	130,661
Helix Energy Solutions Group, Inc.(b) . . . . . . . . . . .	110,130	738,972
KLX Energy Services Holdings, Inc.(b) . . . . . . . . . .	16,329	39,516
Matrix Service Co.(b) . . . . . . . . . . . . . . . . . . . . . . . .	21,109	254,997
Nabors Industries Ltd.. . . . . . . . . . . . . . . . . . . . . . .	262,659	462,280
Newpark Resources, Inc.(b) . . . . . . . . . . . . . . . . . . .	69,717	244,707
Noble Corp. PLC(b). . . . . . . . . . . . . . . . . . . . . . . . . .	193,666	135,799
Oceaneering International, Inc.(b) . . . . . . . . . . . . .	77,067	812,286
Oil States International, Inc.(b) . . . . . . . . . . . . . . . .	47,016	371,896
ProPetro Holding Corp.(b) . . . . . . . . . . . . . . . . . . . .	64,177	562,190
RPC, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,009	137,631
SEACOR Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	13,645	508,958
TETRA Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	97,564	122,931
US Silica Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	57,176	262,438
Valaris PLC(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	154,170	568,887
		7,885,035
Oil, Gas & Consumable Fuels-50.90%
Bonanza Creek Energy, Inc.(b) . . . . . . . . . . . . . . . .	14,432	235,097
Callon Petroleum Co.(b)(c) . . . . . . . . . . . . . . . . . . . .	304,212	690,561
CONSOL Energy, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	20,131	114,545
Denbury Resources, Inc.(b) . . . . . . . . . . . . . . . . . . .	382,903	288,096
Dorian LPG Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	22,488	250,067
Green Plains, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	26,268	314,953
Gulfport Energy Corp.(b) . . . . . . . . . . . . . . . . . . . . .	112,947	92,571
HighPoint Resources Corp.(b) . . . . . . . . . . . . . . . . .	84,686	57,646
Laredo Petroleum, Inc.(b) . . . . . . . . . . . . . . . . . . . .	140,059	151,264
Oasis Petroleum, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	224,734	367,440
Par Pacific Holdings, Inc.(b). . . . . . . . . . . . . . . . . . .	28,717	476,415
PDC Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	75,567	1,438,040
Penn Virginia Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	10,463	166,362
QEP Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	184,797	415,793
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Range Resources Corp.(c) . . . . . . . . . . . . . . . . . . . .	162,175	$ 449,225
Renewable Energy Group, Inc.(b) . . . . . . . . . . . . . .	30,357	802,943
REX American Resources Corp.(b) . . . . . . . . . . . . .	4,352	304,684
Ring Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	46,374	65,387
SM Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82,651	543,017
Southwestern Energy Co.(b)(c) . . . . . . . . . . . . . . . .	421,857	599,037
Talos Energy, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	15,585	221,307
Whiting Petroleum Corp.(b)(c) . . . . . . . . . . . . . . . . .	70,951	131,259
		8,175,709
Total Common Stocks & Other Equity Interests
(Cost $32,141,197) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		16,060,744

Money Market Funds-0.08%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)
(Cost $12,192) . . . . . . . . . . . . . . . . . . . . . . . . . .	12,192	12,192
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.07%
(Cost $32,153,389) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	16,072,936

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.47%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . .	1,743,775	1,743,775
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e). . . . . . . . . . . . . . . . . . . . . . . . .	580,971	581,261
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $2,324,983) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	2,325,036
TOTAL INVESTMENTS IN SECURITIES-114.54%
(Cost $34,478,372) . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	18,397,972
OTHER ASSETS LESS LIABILITIES-(14.54)% . . . . .	. . . . . . . . . .	(2,335,082)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$16,062,890

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Oil, Gas & Consumable Fuels	50.90
Energy Equipment & Services	49.09

Money Market Funds Plus Other Assets
Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.11%
Banks-34.73%
Allegiance Bancshares, Inc. . . . . . . . . . . . . . . . . . .	6,417	$ 212,852
Ameris Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,826	746,013
Banc of California, Inc. . . . . . . . . . . . . . . . . . . . . . .	15,040	230,563
Banner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,541	572,371
Berkshire Hills Bancorp, Inc.. . . . . . . . . . . . . . . . . .	14,438	352,432
Boston Private Financial Holdings, Inc. . . . . . . . . .	27,615	269,384
Brookline Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	26,489	367,402
Cadence BanCorp . . . . . . . . . . . . . . . . . . . . . . . . . .	43,024	607,499
Central Pacific Financial Corp. . . . . . . . . . . . . . . . .	9,516	227,623
City Holding Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,487	383,651
Columbia Banking System, Inc. . . . . . . . . . . . . . . .	24,046	798,327
Community Bank System, Inc. . . . . . . . . . . . . . . . .	17,246	1,048,729
Customers Bancorp, Inc.(b) . . . . . . . . . . . . . . . . . . .	9,657	195,941
CVB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	44,387	822,935
Dime Community Bancshares, Inc. . . . . . . . . . . . .	10,262	172,196
Eagle Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	11,270	421,723
First Bancorp (Puerto Rico) . . . . . . . . . . . . . . . . . .	73,047	579,993
First Commonwealth Financial Corp.. . . . . . . . . . .	33,057	390,073
First Financial Bancorp . . . . . . . . . . . . . . . . . . . . . .	33,134	682,560
First Midwest Bancorp, Inc. . . . . . . . . . . . . . . . . . .	36,661	665,397
Franklin Financial Network, Inc. . . . . . . . . . . . . . . .	4,445	148,863
Glacier Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	28,607	1,066,755
Great Western Bancorp, Inc. . . . . . . . . . . . . . . . . .	18,922	508,434
Hanmi Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	10,361	161,632
Heritage Financial Corp. . . . . . . . . . . . . . . . . . . . . .	12,149	281,735
Hope Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	42,159	514,761
Independent Bank Corp. . . . . . . . . . . . . . . . . . . . . .	11,463	774,096
National Bank Holdings Corp., Class A . . . . . . . . .	10,333	316,086
NBT Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	14,777	497,837
OFG Bancorp (Puerto Rico) . . . . . . . . . . . . . . . . . .	17,037	285,199
Old National Bancorp . . . . . . . . . . . . . . . . . . . . . . .	56,709	893,734
Opus Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,183	170,022
Pacific Premier Bancorp, Inc. . . . . . . . . . . . . . . . . .	19,749	510,117
Preferred Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,574	233,869
S&T Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	12,945	425,502
Seacoast Banking Corp. of Florida(b) . . . . . . . . . . .	17,294	430,621
ServisFirst Bancshares, Inc. . . . . . . . . . . . . . . . . . .	15,338	529,928
Simmons First National Corp., Class A . . . . . . . . .	38,003	812,504
Southside Bancshares, Inc.. . . . . . . . . . . . . . . . . . .	10,550	339,921
Tompkins Financial Corp. . . . . . . . . . . . . . . . . . . . .	4,067	323,245
Triumph Bancorp, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	7,857	266,117
United Community Banks, Inc. . . . . . . . . . . . . . . . .	26,318	651,897
Veritex Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	15,850	381,510
Westamerica Bancorporation . . . . . . . . . . . . . . . . .	9,002	520,496
		20,792,545
Capital Markets-3.05%
Blucora, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,245	282,663
Donnelley Financial Solutions, Inc.(b) . . . . . . . . . . .	10,809	94,038
Greenhill & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	5,155	75,366
INTL. FCStone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	5,471	249,204
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,363	375,839
Virtus Investment Partners, Inc. . . . . . . . . . . . . . .	2,436	268,935
Waddell & Reed Financial, Inc., Class A(c) . . . . . . .	23,351	321,310
WisdomTree Investments, Inc. . . . . . . . . . . . . . . . .	39,154	158,965
		1,826,320
	Shares	Value
Consumer Finance-3.21%
Encore Capital Group, Inc.(b) . . . . . . . . . . . . . . . . .	9,158	$ 340,311
Enova International, Inc.(b) . . . . . . . . . . . . . . . . . . .	11,313	217,436
EZCORP, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	18,214	87,427
Green Dot Corp., Class A(b) . . . . . . . . . . . . . . . . . .	15,989	546,184
PRA Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	15,107	586,454
World Acceptance Corp.(b) . . . . . . . . . . . . . . . . . . .	1,811	141,439
		1,919,251
Diversified Financial Services-0.84%
FGL Holdings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,922	502,468
Equity REITs-31.18%
Acadia Realty Trust . . . . . . . . . . . . . . . . . . . . . . . . .	29,248	668,024
Agree Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	15,170	1,089,509
Alexander & Baldwin, Inc. . . . . . . . . . . . . . . . . . . . .	22,734	427,399
American Assets Trust, Inc. . . . . . . . . . . . . . . . . . .	15,984	662,537
Armada Hoffler Properties, Inc.. . . . . . . . . . . . . . .	18,391	308,233
CareTrust REIT, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	32,150	670,971
CBL & Associates Properties, Inc.(c). . . . . . . . . . . .	60,125	31,914
Cedar Realty Trust, Inc. . . . . . . . . . . . . . . . . . . . . .	29,778	77,125
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . . . .	15,753	219,597
Community Healthcare Trust, Inc.. . . . . . . . . . . . .	6,371	303,451
DiamondRock Hospitality Co. . . . . . . . . . . . . . . . . .	67,270	613,502
Easterly Government Properties, Inc. . . . . . . . . . .	24,684	586,739
Essential Properties Realty Trust, Inc. . . . . . . . . .	29,315	671,607
Four Corners Property Trust, Inc. . . . . . . . . . . . . .	22,978	659,239
Franklin Street Properties Corp. . . . . . . . . . . . . . .	35,997	256,659
Getty Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	11,363	322,027
Global Net Lease, Inc. . . . . . . . . . . . . . . . . . . . . . . .	29,774	549,330
Hersha Hospitality Trust . . . . . . . . . . . . . . . . . . . . .	11,906	137,276
Independence Realty Trust, Inc.(c) . . . . . . . . . . . . .	30,512	404,589
Industrial Logistics Properties Trust . . . . . . . . . . .	21,898	452,413
Innovative Industrial Properties, Inc.(c) . . . . . . . . .	5,724	526,265
Investors Real Estate Trust . . . . . . . . . . . . . . . . . .	3,883	273,557
iStar, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,780	374,921
Kite Realty Group Trust . . . . . . . . . . . . . . . . . . . . .	28,211	455,608
Lexington Realty Trust . . . . . . . . . . . . . . . . . . . . . .	82,648	857,060
LTC Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	13,232	593,191
National Storage Affiliates Trust . . . . . . . . . . . . . .	19,956	673,315
NexPoint Residential Trust, Inc. . . . . . . . . . . . . . . .	7,594	337,933
Office Properties Income Trust . . . . . . . . . . . . . . .	16,190	471,615
Pennsylvania REIT(c) . . . . . . . . . . . . . . . . . . . . . . . .	20,703	48,859
Retail Opportunity Investments Corp. . . . . . . . . . .	39,020	585,300
RPT Realty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,681	345,786
Safehold, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,142	226,236
Saul Centers, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,922	168,685
Summit Hotel Properties, Inc. . . . . . . . . . . . . . . . .	34,933	323,829
Tanger Factory Outlet Centers, Inc.(c). . . . . . . . . .	31,314	375,142
Uniti Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,023	634,624
Universal Health Realty Income Trust . . . . . . . . . .	4,250	457,810
Urstadt Biddle Properties, Inc., Class A . . . . . . . .	10,015	206,409
Washington Prime Group, Inc.(c) . . . . . . . . . . . . . .	62,243	171,168
Washington REIT . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,872	721,513
Whitestone REIT. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,527	166,247
Xenia Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . .	37,525	561,374
		18,668,588
Insurance-10.87%
Ambac Financial Group, Inc.(b) . . . . . . . . . . . . . . . .	15,100	290,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Insurance-(continued)
American Equity Investment Life Holding Co. . . .	30,348	$ 767,197
AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,491	423,019
eHealth, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,781	795,750
Employers Holdings, Inc.. . . . . . . . . . . . . . . . . . . . .	10,692	412,070
HCI Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,222	94,479
Horace Mann Educators Corp. . . . . . . . . . . . . . . . .	13,720	534,120
James River Group Holdings Ltd. . . . . . . . . . . . . .	10,186	411,616
Kinsale Capital Group, Inc. . . . . . . . . . . . . . . . . . . .	6,878	835,471
ProAssurance Corp. . . . . . . . . . . . . . . . . . . . . . . . .	17,895	485,849
Safety Insurance Group, Inc. . . . . . . . . . . . . . . . . .	4,909	386,535
Stewart Information Services Corp. . . . . . . . . . . .	7,862	284,447
Third Point Reinsurance Ltd. (Bermuda)(b). . . . . .	26,939	240,296
United Fire Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	7,051	270,335
United Insurance Holdings Corp. . . . . . . . . . . . . . .	7,190	67,586
Universal Insurance Holdings, Inc. . . . . . . . . . . . . .	10,258	212,238
		6,511,230
Mortgage REITs-8.13%
Apollo Commercial Real Estate Finance, Inc. . . . .	47,605	771,201
ARMOUR Residential REIT, Inc. . . . . . . . . . . . . . . .	19,569	353,808
Capstead Mortgage Corp.. . . . . . . . . . . . . . . . . . . .	31,765	225,531
Granite Point Mortgage Trust, Inc. . . . . . . . . . . . .	18,177	298,466
Invesco Mortgage Capital, Inc.(d) . . . . . . . . . . . . . .	53,601	861,904
KKR Real Estate Finance Trust, Inc. . . . . . . . . . . .	8,016	157,434
New York Mortgage Trust, Inc. . . . . . . . . . . . . . . .	121,691	693,639
PennyMac Mortgage Investment Trust . . . . . . . . .	33,381	690,987
Ready Capital Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	11,769	170,651
Redwood Trust, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	37,873	646,871
		4,870,492
Real Estate Management & Development-1.65%
Marcus & Millichap, Inc.(b) . . . . . . . . . . . . . . . . . . . .	7,882	251,909
RE/MAX Holdings, Inc., Class A(c) . . . . . . . . . . . . .	5,977	174,229
Realogy Holdings Corp.(c) . . . . . . . . . . . . . . . . . . . .	38,355	355,551
St. Joe Co. (The)(b) . . . . . . . . . . . . . . . . . . . . . . . . .	10,545	207,420
		989,109
Thrifts & Mortgage Finance-6.45%
Axos Financial, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	17,913	446,213
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	11,455	365,186

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Thrifts & Mortgage Finance-(continued)
HomeStreet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,198	$ 222,084
Meta Financial Group, Inc. . . . . . . . . . . . . . . . . . . .	11,593	380,830
NMI Holdings, Inc., Class A(b) . . . . . . . . . . . . . . . . .	22,641	528,441
Northfield Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . .	14,502	204,913
Northwest Bancshares, Inc. . . . . . . . . . . . . . . . . . .	33,663	467,579
Provident Financial Services, Inc. . . . . . . . . . . . . .	20,142	402,437
TrustCo Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	32,527	223,135
Walker & Dunlop, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,554	619,577
		3,860,395
Total Common Stocks & Other Equity Interests
(Cost $68,293,045) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		59,940,398

Money Market Funds-0.08%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $47,295) . . . . . . . . . . . . . . . . . . . . . . . . . .	47,295	47,295
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.19%
(Cost $68,340,340) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	59,987,693

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.51%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . .	2,024,116	2,024,116
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . .	674,373	674,711
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $2,698,771) . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	2,698,827
TOTAL INVESTMENTS IN SECURITIES-104.70%
(Cost $71,039,111) . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	62,686,520
OTHER ASSETS LESS LIABILITIES-(4.70)%. . . . . . .	. . . . . . . . . .	(2,812,813)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$59,873,707

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	Gain	February 29, 2020	Income

Invesco Mortgage Capital, Inc.	$1,486,407	$351,947	$(1,174,852)	$162,986	$35,416	$861,904	$89,819

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Banks	34.73
Equity REITs	31.18

Insurance	10.87
Mortgage REITs	8.13

Thrifts & Mortgage Finance	6.45
Consumer Finance	3.21

Capital Markets	3.05
Industry Types Each Less Than 3%	2.49

Money Market Funds Plus Other Assets
Less Liabilities	(0.11)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Biotechnology-17.27%
Acorda Therapeutics, Inc.(b) . . . . . . . . . . . . . . .	268,212	$386,225
AMAG Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	189,397	1,467,827
Anika Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . .	79,682	3,327,520
Cytokinetics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	329,931	4,599,238
Eagle Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	56,494	2,593,075
Emergent BioSolutions, Inc.(b) . . . . . . . . . . . . . .	245,852	14,426,595
Enanta Pharmaceuticals, Inc.(b). . . . . . . . . . . . .	89,226	4,539,819
Momenta Pharmaceuticals, Inc.(b). . . . . . . . . . .	635,844	17,988,027
Myriad Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	417,135	7,349,919
Progenics Pharmaceuticals, Inc.(b) . . . . . . . . . .	482,605	2,277,896
REGENXBIO, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	175,789	7,031,560
Spectrum Pharmaceuticals, Inc.(b) . . . . . . . . . .	630,872	1,804,294
Vanda Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	297,848	3,285,263
Xencor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	276,627	8,987,611
		80,064,869
Health Care Equipment & Supplies-26.91%
AngioDynamics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	210,080	2,413,819
Cardiovascular Systems, Inc.(b) . . . . . . . . . . . . .	197,370	7,425,059
CONMED Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	158,972	15,045,110
CryoLife, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	209,433	5,367,768
Cutera, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,481	1,969,539
Heska Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,342	3,755,981
Inogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	101,959	4,667,683
Integer Holdings Corp.(b) . . . . . . . . . . . . . . . . . .	183,075	16,507,873
Invacare Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	188,045	1,425,381
Lantheus Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	219,171	3,408,109
LeMaitre Vascular, Inc.(c) . . . . . . . . . . . . . . . . . .	91,541	2,608,919
Meridian Bioscience, Inc. . . . . . . . . . . . . . . . . . .	238,684	1,907,085
Merit Medical Systems, Inc.(b) . . . . . . . . . . . . . .	309,328	11,138,901
Mesa Laboratories, Inc.(c) . . . . . . . . . . . . . . . . .	22,425	5,366,078
Natus Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	190,367	5,117,065
Neogen Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	293,544	17,832,798
OraSure Technologies, Inc.(b) . . . . . . . . . . . . . .	344,696	2,078,517
Orthofix Medical, Inc.(b) . . . . . . . . . . . . . . . . . . .	106,409	3,760,494
SurModics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	75,662	2,641,360
Tactile Systems Technology, Inc.(b) . . . . . . . . .	106,258	5,356,466
Varex Imaging Corp.(b) . . . . . . . . . . . . . . . . . . . .	214,275	4,975,466
		124,769,471
Health Care Providers & Services-28.62%
Addus HomeCare Corp.(b) . . . . . . . . . . . . . . . . .	75,929	5,791,105
AMN Healthcare Services, Inc.(b). . . . . . . . . . . .	261,583	19,252,509
BioTelemetry, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	190,563	8,140,851
Community Health Systems, Inc.(b) . . . . . . . . .	658,073	3,244,300
CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	50,020	3,448,379
Covetrus, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	544,729	6,051,939
Cross Country Healthcare, Inc.(b) . . . . . . . . . . .	205,931	1,952,226
Ensign Group, Inc. (The) . . . . . . . . . . . . . . . . . .	281,029	12,505,791
Hanger, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	208,506	4,810,233
LHC Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	165,856	20,144,870
Magellan Health, Inc.(b) . . . . . . . . . . . . . . . . . . .	122,147	7,330,042
Owens & Minor, Inc. . . . . . . . . . . . . . . . . . . . . . .	350,983	2,397,214
Pennant Group, Inc. (The)(b) . . . . . . . . . . . . . . .	146,174	3,971,548
Providence Service Corp. (The)(b). . . . . . . . . . .	64,109	3,960,654
	Shares	Value
Health Care Providers & Services-(continued)
RadNet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	233,008	$ 4,760,353
Select Medical Holdings Corp.(b) . . . . . . . . . . . .	602,128	14,414,944
Tivity Health, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	241,211	3,056,143
US Physical Therapy, Inc.. . . . . . . . . . . . . . . . . .	71,611	7,463,298
		132,696,399
Health Care Technology-9.82%
Computer Programs & Systems, Inc. . . . . . . . .	69,746	1,867,798
HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	142,838	3,473,820
HMS Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . .	493,757	11,341,598
NextGen Healthcare, Inc.(b) . . . . . . . . . . . . . . . .	270,394	3,536,754
Omnicell, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	234,840	19,132,415
Tabula Rasa HealthCare, Inc.(b)(c) . . . . . . . . . . .	109,778	6,166,230
		45,518,615
Life Sciences Tools & Services-7.80%
Luminex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	233,973	5,793,171
Medpace Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	153,439	13,800,304
NeoGenomics, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	584,763	16,566,336
		36,159,811
Pharmaceuticals-9.60%
Akorn, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	528,325	612,857
Amphastar Pharmaceuticals, Inc.(b) . . . . . . . . .	191,344	2,944,784
ANI Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . .	51,944	2,493,832
Corcept Therapeutics, Inc.(b) . . . . . . . . . . . . . . .	576,823	7,279,506
Endo International PLC(b) . . . . . . . . . . . . . . . . . .	1,127,078	6,221,471
Innoviva, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	373,277	5,028,041
Lannett Co., Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	186,951	1,626,474
Pacira BioSciences, Inc.(b) . . . . . . . . . . . . . . . . .	233,803	10,142,374
Phibro Animal Health Corp., Class A. . . . . . . . .	113,293	2,860,648
Supernus Pharmaceuticals, Inc.(b). . . . . . . . . . .	292,968	5,270,494
		44,480,481
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-100.02%
(Cost $566,115,416). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	463,689,646

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.38%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e). . . . . . . . . . . .	11,914,073	11,914,073
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . .	3,736,279	3,738,147
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $15,651,861) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	15,652,220
TOTAL INVESTMENTS IN SECURITIES-103.40%
(Cost $581,767,277). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	479,341,866
OTHER ASSETS LESS LIABILITIES-(3.40)% . . . .	. . . . . . . . . . .	(15,740,394)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$463,601,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Health Care Providers & Services	28.62
Health Care Equipment & Supplies	26.91

Biotechnology	17.27
Health Care Technology	9.82

Pharmaceuticals	9.60
Life Sciences Tools & Services	7.80

Money Market Funds Plus Other Assets
Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-9.55%
AAR Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,397	$462,866
Aerojet Rocketdyne Holdings, Inc.(b) . . . . . . . . . . . .	29,669	1,462,088
AeroVironment, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	8,803	452,386
Cubic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,760	694,655
Moog, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	13,159	1,014,822
National Presto Industries, Inc.(c) . . . . . . . . . . . . . . .	2,079	163,368
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,043	111,878
Triumph Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	20,666	392,654
		4,754,717
Air Freight & Logistics-3.62%
Atlas Air Worldwide Holdings, Inc.(b) . . . . . . . . . . . .	10,675	285,236
Echo Global Logistics, Inc.(b). . . . . . . . . . . . . . . . . . .	11,262	207,784
Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,488	677,907
Hub Group, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	13,613	629,329
		1,800,256
Airlines-4.15%
Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,384	729,747
Hawaiian Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	18,970	396,094
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,668	938,327
		2,064,168
Building Products-12.99%
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,579	912,011
American Woodmark Corp.(b) . . . . . . . . . . . . . . . . . .	6,348	531,772
Apogee Enterprises, Inc.. . . . . . . . . . . . . . . . . . . . . .	10,956	330,762
Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . .	13,161	666,868
Griffon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,575	305,805
Insteel Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	7,550	150,170
Patrick Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	9,180	484,979
PGT Innovations, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	24,099	365,582
Quanex Building Products Corp. . . . . . . . . . . . . . . .	13,683	229,874
Simpson Manufacturing Co., Inc. . . . . . . . . . . . . . . .	16,470	1,308,212
Universal Forest Products, Inc. . . . . . . . . . . . . . . . .	25,164	1,179,185
		6,465,220
Commercial Services & Supplies-12.34%
ABM Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	27,107	892,362
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	20,306	961,286
Harsco Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,029	384,028
Interface, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,104	351,677
Matthews International Corp., Class A . . . . . . . . . .	12,766	377,363
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,992	701,508
Pitney Bowes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	70,494	241,090
RR Donnelley & Sons Co.. . . . . . . . . . . . . . . . . . . . . .	29,254	55,583
Team, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,529	159,494
UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,273	1,165,586
US Ecology, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,370	436,162
Viad Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,279	415,606
		6,141,745
Construction & Engineering-4.56%
Aegion Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,692	228,583
Arcosa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,737	847,902
Comfort Systems USA, Inc. . . . . . . . . . . . . . . . . . . .	14,956	631,442
	Shares	Value
Construction & Engineering-(continued)
Granite Construction, Inc. . . . . . . . . . . . . . . . . . . . . .	19,026	$ 386,608
MYR Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,869	175,228
		2,269,763
Electrical Equipment-3.77%
AZZ, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,791	398,080
Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,539	418,155
Powell Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,634	121,485
Sunrun, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,749	614,026
Vicor Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,565	327,110
		1,878,856
Industrial Conglomerates-0.84%
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	14,568	418,247
Machinery-32.05%
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,945	436,988
Albany International Corp., Class A . . . . . . . . . . . . .	12,525	802,477
Astec Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	9,303	349,328
Barnes Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,546	1,049,620
Briggs & Stratton Corp.(c) . . . . . . . . . . . . . . . . . . . . .	17,529	55,567
Chart Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	14,611	831,658
CIRCOR International, Inc.(b). . . . . . . . . . . . . . . . . . .	8,215	295,576
Enerpac Tool Group Corp.. . . . . . . . . . . . . . . . . . . . .	21,928	468,601
EnPro Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	8,454	456,093
ESCO Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . .	10,653	968,571
Federal Signal Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	24,688	715,952
Franklin Electric Co., Inc.. . . . . . . . . . . . . . . . . . . . . .	15,701	811,585
Greenbrier Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	13,450	325,893
Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,234	707,476
John Bean Technologies Corp.. . . . . . . . . . . . . . . . .	12,977	1,256,952
Lindsay Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,462	441,872
Lydall, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,230	86,109
Meritor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,241	686,168
Mueller Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .	23,214	649,528
Proto Labs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,920	957,029
SPX Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,013	755,285
SPX FLOW, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,361	638,538
Standex International Corp. . . . . . . . . . . . . . . . . . . .	5,142	326,157
Tennant Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,445	532,615
Titan International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	20,647	45,836
Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . .	22,320	245,074
Watts Water Technologies, Inc., Class A . . . . . . . . .	11,316	1,062,685
		15,959,233
Marine-1.16%
Matson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,473	580,278
Professional Services-6.65%
Exponent, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,240	1,564,326
Forrester Research, Inc.(b) . . . . . . . . . . . . . . . . . . . .	4,380	157,943
Heidrick & Struggles International, Inc. . . . . . . . . . .	7,910	176,393
Kelly Services, Inc., Class A . . . . . . . . . . . . . . . . . . .	13,693	227,441
Korn Ferry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,570	789,498
Resources Connection, Inc. . . . . . . . . . . . . . . . . . . .	12,422	155,648
TrueBlue, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,073	239,166
		3,310,415
Road & Rail-3.60%
ArcBest Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,525	208,500
Heartland Express, Inc. . . . . . . . . . . . . . . . . . . . . . . .	19,290	345,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Road & Rail-(continued)
Marten Transport Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	16,021	$ 313,051
Saia, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,581	923,827
		1,790,862
Trading Companies & Distributors-4.66%
Applied Industrial Technologies, Inc. . . . . . . . . . . . .	15,851	935,051
DXP Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	6,610	187,658
Foundation Building Materials, Inc.(b) . . . . . . . . . . .	7,272	113,443
GMS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,173	392,403
Kaman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,361	630,081
Veritiv Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,248	63,186
		2,321,822
Total Common Stocks & Other Equity Interests
(Cost $57,474,941) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		49,755,582
	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-0.42%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	156,790	$156,790
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .	52,354	52,380
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $209,165) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		209,170
TOTAL INVESTMENTS IN SECURITIES-100.36%
(Cost $57,684,126) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		49,964,772
OTHER ASSETS LESS LIABILITIES-(0.36)%. . . . . . . . . . . . . . . . .		(178,379)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$49,786,393

Money Market Funds-0.00%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $20) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20	20
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.94%
(Cost $57,474,961) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . .	49,755,602

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Machinery	32.05
Building Products	12.99

Commercial Services & Supplies	12.34
Aerospace & Defense	9.55

Professional Services	6.65
Trading Companies & Distributors	4.66

Construction & Engineering	4.56
Airlines	4.15

Electrical Equipment	3.77
Air Freight & Logistics	3.62

Road & Rail	3.60
Industry Types Each Less Than 3%	2.00

Money Market Funds Plus Other Assets
Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-7.51%
ADTRAN, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,556	$ 1,122,728
Applied Optoelectronics, Inc.(b)(c) . . . . . . . . . . . .	55,769	498,017
CalAmp Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	99,560	957,767
Comtech Telecommunications Corp. . . . . . . . . .	71,172	1,994,239
Digi International, Inc.(b) . . . . . . . . . . . . . . . . . . . .	82,620	1,093,889
Extreme Networks, Inc.(b) . . . . . . . . . . . . . . . . . . .	354,733	1,784,307
Harmonic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	263,624	1,618,651
NETGEAR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	87,972	1,660,032
Plantronics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	95,511	1,311,366
Viavi Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	670,529	8,844,278
		20,885,274
Electronic Equipment, Instruments & Components-31.87%
Anixter International, Inc.(b) . . . . . . . . . . . . . . . . .	87,853	8,566,546
Arlo Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	220,919	724,614
Badger Meter, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	84,947	5,114,659
Bel Fuse, Inc., Class B . . . . . . . . . . . . . . . . . . . . . .	29,556	338,121
Benchmark Electronics, Inc.. . . . . . . . . . . . . . . . .	109,794	2,984,201
CTS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	95,136	2,480,196
Daktronics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	109,345	537,977
ePlus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,412	2,985,853
Fabrinet (Thailand)(b) . . . . . . . . . . . . . . . . . . . . . .	107,975	5,951,582
FARO Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	50,786	2,906,991
Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . .	104,432	5,753,159
Itron, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,759	7,793,243
KEMET Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	169,519	4,421,055
Knowles Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	251,100	4,173,282
Methode Electronics, Inc. . . . . . . . . . . . . . . . . . . .	108,231	3,318,362
MTS Systems Corp.. . . . . . . . . . . . . . . . . . . . . . . .	51,941	2,084,912
OSI Systems, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	49,815	4,048,465
PC Connection, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	32,253	1,311,729
Plexus Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85,145	5,649,371
Rogers Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,194	6,286,504
Sanmina Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	204,193	5,368,234
ScanSource, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	73,727	2,096,059
TTM Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	286,283	3,718,816
		88,613,931
IT Services-16.44%
Cardtronics PLC, Class A(b) . . . . . . . . . . . . . . . . .	105,428	3,823,874
CSG Systems International, Inc.. . . . . . . . . . . . . .	96,138	4,254,107
EVERTEC, Inc. (Puerto Rico) . . . . . . . . . . . . . . . .	174,204	5,170,375
ExlService Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	99,492	7,427,078
ManTech International Corp., Class A. . . . . . . . .	78,535	5,882,272
NIC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	195,403	3,573,921
Perficient, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	95,158	3,898,623
Sykes Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . .	112,440	3,562,099
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	51,547	1,929,404
Unisys Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	151,116	2,346,831
Virtusa Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,086	3,841,363
		45,709,947
Semiconductors & Semiconductor Equipment-24.67%
Advanced Energy Industries, Inc.(b) . . . . . . . . . .	111,785	6,648,413
Axcelis Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	94,608	2,269,646
Brooks Automation, Inc.. . . . . . . . . . . . . . . . . . . .	210,968	7,280,506
CEVA, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,178	1,823,297
Cohu, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,416	2,464,916
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,642	$ 5,309,454
DSP Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	67,126	913,585
FormFactor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	220,893	4,941,376
Ichor Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	65,638	1,898,251
Kulicke & Soffa Industries, Inc. (Singapore) . . . .	185,028	4,224,189
MaxLinear, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	190,038	2,937,987
Onto Innovation, Inc.(b). . . . . . . . . . . . . . . . . . . . .	143,161	4,376,432
PDF Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	81,182	1,188,504
Photronics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	196,082	2,441,221
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . . .	85,853	7,473,504
Rambus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	325,341	4,548,267
SMART Global Holdings, Inc.(b) . . . . . . . . . . . . . .	38,388	1,030,334
Ultra Clean Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	116,154	2,428,780
Veeco Instruments, Inc.(b) . . . . . . . . . . . . . . . . . .	142,701	1,910,766
Xperi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	144,567	2,485,107
		68,594,535
Software-17.80%
8x8, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	292,463	5,410,565
Agilysys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,370	1,907,558
Alarm.com Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	106,298	5,128,879
Bottomline Technologies (DE), Inc.(b) . . . . . . . . .	111,215	4,924,600
Ebix, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,963	1,717,622
LivePerson, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	179,645	4,753,407
MicroStrategy, Inc., Class A(b) . . . . . . . . . . . . . . .	24,021	3,246,678
OneSpan, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	95,017	1,568,731
Progress Software Corp. . . . . . . . . . . . . . . . . . . .	130,687	4,873,318
Qualys, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97,272	7,799,269
SPS Commerce, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	101,663	5,347,474
TiVo Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	369,548	2,797,478
		49,475,579
Technology Hardware, Storage & Peripherals-1.71%
3D Systems Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . .	345,553	3,165,265
Diebold Nixdorf, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	224,088	1,573,098
		4,738,363
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-100.00%
(Cost $280,046,358). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		278,017,629

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.41%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . .	5,024,606	5,024,606
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	1,674,018	1,674,855
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $6,699,324) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	6,699,461
TOTAL INVESTMENTS IN SECURITIES-102.41%
(Cost $286,745,682). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	284,717,090
OTHER ASSETS LESS LIABILITIES-(2.41)% . . . . .	. . . . . . . . . .	(6,699,870)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$278,017,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Electronic Equipment, Instruments &
Components	31.87
Semiconductors & Semiconductor
Equipment	24.67

Software	17.80
IT Services	16.44

Communications Equipment	7.51
Technology Hardware, Storage &
Peripherals	1.71

Money Market Funds Plus Other Assets
Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Chemicals-58.50%
A. Schulman, Inc., CVR(b)(c) . . . . . . . . . . . . . . . . . . .	21,045	$11,007
AdvanSix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,753	127,181
American Vanguard Corp. . . . . . . . . . . . . . . . . . . . .	8,331	127,048
Balchem Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,089	953,007
Ferro Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,706	298,704
FutureFuel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,094	82,316
GCP Applied Technologies, Inc.(b) . . . . . . . . . . . . . .	16,868	328,420
H.B. Fuller Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,988	627,209
Hawkins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,967	106,070
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,682	664,800
Koppers Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	6,491	141,893
Kraton Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,943	100,623
Livent Corp.(b)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,781	408,824
LSB Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	6,860	13,377
Quaker Chemical Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,059	639,577
Rayonier Advanced Materials, Inc.. . . . . . . . . . . . . .	15,661	38,370
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,281	551,660
Tredegar Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,740	132,044
Trinseo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,287	268,840
		5,620,970
Construction Materials-1.39%
US Concrete, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,975	133,529
Containers & Packaging-1.57%
Myers Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	11,139	151,156
Metals & Mining-22.68%
AK Steel Holding Corp.(b) . . . . . . . . . . . . . . . . . . . . .	99,241	229,247
Century Aluminum Co.(b) . . . . . . . . . . . . . . . . . . . . .	15,612	90,549
Cleveland-Cliffs, Inc.(d). . . . . . . . . . . . . . . . . . . . . . . .	84,701	492,113
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . .	3,925	99,342
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,980	470,859
Materion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,399	290,131
Olympic Steel, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,862	34,487
SunCoke Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	27,207	125,424
TimkenSteel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	12,510	63,426
Warrior Met Coal, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	16,017	283,821
		2,179,399

Investment Abbreviations:

CVR -Contingent Value Rights

	Shares	Value
Paper & Forest Products-15.77%
Boise Cascade Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,223	$ 433,672
Clearwater Paper Corp.(b) . . . . . . . . . . . . . . . . . . . . .	5,180	141,259
Mercer International, Inc. (Germany). . . . . . . . . . . .	12,555	111,237
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,273	304,621
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,852	197,529
Schweitzer-Mauduit International, Inc., Class A . . .	9,690	326,747
		1,515,065
Total Common Stocks & Other Equity Interests
(Cost $13,670,680) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		9,600,119

Money Market Funds-0.09%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $8,372) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,372	8,372
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.00%
(Cost $13,679,052) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . .	9,608,491

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.48%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . . .	394,957	394,957
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . . .	131,587	131,653
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $526,597) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	526,610
TOTAL INVESTMENTS IN SECURITIES-105.48%
(Cost $14,205,649) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	10,135,101
OTHER ASSETS LESS LIABILITIES-(5.48)%. . . . . . . . .	. . . . . . . .	(526,586)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$ 9,608,515

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)Security valued using significant unobservable inputs (Level 3). See Note 4.

(d)All or a portion of this security was out on loan at February 29, 2020.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Chemicals	58.50
Metals & Mining	22.68

Paper & Forest Products	15.77
Industry Types Each Less Than 3%	2.96

Money Market Funds Plus Other Assets
Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.79%
Diversified Telecommunication Services-24.84%
ATN International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	18,848	$1,015,907
Cincinnati Bell, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	87,357	1,140,009
Cogent Communications Holdings, Inc.. . . . . . . . . .	24,082	1,758,227
Consolidated Communications Holdings, Inc. . . . . .	124,872	776,704
Iridium Communications, Inc.(b) . . . . . . . . . . . . . . . .	58,040	1,571,143
Vonage Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . .	212,746	1,906,204
		8,168,194
Electric Utilities-8.85%
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	42,859	2,908,840
Entertainment-7.56%
Glu Mobile, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	199,541	1,420,732
Marcus Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	39,828	1,064,204
		2,484,936
Gas Utilities-12.35%
Northwest Natural Holding Co.. . . . . . . . . . . . . . . . .	21,779	1,432,405
South Jersey Industries, Inc.(c) . . . . . . . . . . . . . . . .	97,211	2,629,557
		4,061,962
Interactive Media & Services-3.13%
QuinStreet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,876	1,028,803
Media-12.79%
E.W. Scripps Co. (The), Class A . . . . . . . . . . . . . . . .	94,417	1,123,562
Gannett Co., Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . .	212,899	894,176
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,472	1,266,657
TechTarget, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,764	919,741
		4,204,136
Multi-Utilities-10.06%
Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	70,189	3,309,411
	Shares	Value
Water Utilities-13.51%
American States Water Co. . . . . . . . . . . . . . . . . . . .	38,760	$ 2,968,629
California Water Service Group . . . . . . . . . . . . . . . .	30,750	1,474,770
		4,443,399
Wireless Telecommunication Services-5.70%
Shenandoah Telecommunications Co.. . . . . . . . . . .	35,393	1,572,511
Spok Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	30,379	302,575
		1,875,086
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-98.79%
(Cost $35,456,627) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		32,484,767

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.11%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	272,622	272,622
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .	91,863	91,909
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $364,522) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	364,531
TOTAL INVESTMENTS IN SECURITIES-99.90%
(Cost $35,821,149) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	32,849,298
OTHER ASSETS LESS LIABILITIES-0.10% . . . . . . . . . .	. . . . . . . .	32,812
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$32,882,110

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)— (continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Diversified Telecommunication Services	24.84
Water Utilities	13.51

Media	12.79
Gas Utilities	12.35

Multi-Utilities	10.06
Electric Utilities	8.85

Entertainment	7.56
Wireless Telecommunication Services	5.70

Interactive Media & Services	3.13
Money Market Funds Plus Other Assets
Less Liabilities	1.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

		Invesco	Invesco
	Invesco	S&P SmallCap	S&P SmallCap	Invesco
	DWA SmallCap	Consumer	Consumer	S&P SmallCap
	Momentum	Discretionary	Staples	Energy
	ETF (DWAS)	ETF (PSCD)	ETF (PSCC)	ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$227,249,546	$19,233,221	$39,239,437	$16,060,744
Affiliated investments in securities, at value(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,546,495	949,630	3,854,103	2,337,228
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Receivable for:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,310	8,949	18	13
Securities lending. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48,692	1,559	6,691	1,307
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,618,217	-	411,651	-
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	236,489,260	20,193,359	43,511,900	18,399,292
Liabilities:
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,688	-	-	-
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Collateral upon return of securities loaned. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,469,477	941,165	3,826,266	2,324,983
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,618,120	-	-	-
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,164	5,056	10,109	4,300
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,901	7,193	7,547	7,119
Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,226,350	953,414	3,843,922	2,336,402
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$227,262,910	$19,239,945	$39,667,978	$16,062,890
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$426,922,007	$33,103,650	$57,389,686	$88,093,508
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(199,659,097)	(13,863,705)	(17,721,708)	(72,030,618)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$227,262,910	$19,239,945	$39,667,978	$16,062,890

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . . . . .	4,350,000	350,000	600,000	3,450,000
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$52.24	$54.97	$66.11	$4.66

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$51.52	$54.25	$65.60	$4.57

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$221,802,844	$25,526,384	$49,906,459	$32,141,197

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,546,305	$949,614	$3,854,015	$2,337,175
(a)Includes securities on loan with an aggregate value of:. . . . . . . . . . . . . . . . . . . . . .
	$6,288,282	$912,424	$3,712,222	$2,361,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

					Invesco
			Invesco		S&P SmallCap
Invesco	Invesco	Invesco	S&P SmallCap	Invesco	Utilities &
S&P SmallCap	S&P SmallCap	S&P SmallCap	Information	S&P SmallCap	Communication
Financials	Health Care	Industrials	Technology	Materials	Services
ETF (PSCF)	ETF (PSCH)	ETF (PSCI)	ETF (PSCT)	ETF (PSCM)	ETF (PSCU)
$59,078,494	$463,689,646	$49,755,582	$278,017,629	$9,600,119	$32,484,767
3,608,026	15,652,220	209,190	6,699,461	534,982	364,531
-	30,755	-	-	-	-
61,696	10,563	51,343	94,005	8,951	56,391
6,807	1,858	17	1,089	763	88
-	7,063,255	-	-	-	359,687
62,755,023	486,448,297	50,016,132	284,812,184	10,144,815	33,265,464
-	-	-	8,465	-	2,618
147,726	-	-	-	-	-
2,698,771	15,651,861	209,165	6,699,324	526,597	364,522
-	7,063,255	-	-	-	-
26,406	118,632	12,989	76,631	2,671	8,747
8,413	13,077	7,585	10,544	7,032	7,467
2,881,316	22,846,825	229,739	6,794,964	536,300	383,354
$59,873,707	$463,601,472	$49,786,393	$278,017,220	$9,608,515	$32,882,110

$63,764,051	$591,085,408	$61,432,822	$276,107,927	$17,162,585	$40,485,260
(3,890,344)	(127,483,936)	(11,646,429)	1,909,293	(7,554,070)	(7,603,150)

$59,873,707	$463,601,472	$49,786,393	$278,017,220	$9,608,515	$32,882,110

1,200,000	3,850,000	800,000	3,300,000	250,000	650,000
$49.89	$120.42	$62.23	$84.25	$38.43	$50.59

$49.46	$118.77	$61.53	$83.25	$38.09	$50.04

$67,321,259	$566,115,416	$57,474,941	$280,046,358	$13,670,680	$35,456,627

$3,717,852	$15,651,861	$209,185	$6,699,324	$534,969	$364,522

$2,533,036	$15,104,753	$191,297	$6,307,421	$504,151	$309,382

27

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco	Invesco
	Invesco	S&P SmallCap	S&P SmallCap	Invesco
	DWA SmallCap	Consumer	Consumer	S&P SmallCap
	Momentum	Discretionary	Staples	Energy
	ETF (DWAS)	ETF (PSCD)	ETF (PSCC)	ETF (PSCE)
Investment income:
Unaffiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$804,166	$140,325	$297,968	$103,278
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,359	215	268	87
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	352,163	12,654	36,557	30,947
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,800)	-	-	-

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,158,888	153,194	334,793	134,312
Expenses:
Unitary management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	720,843	32,000	68,718	30,528

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(488)	(23)	(28)	(9)

Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	720,355	31,977	68,690	30,519

Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	438,533	121,217	266,103	103,793
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(18,323,266)	(1,280,044)	(3,063,298)	(8,646,394)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Unaffiliated in-kind redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,683,792	(496,377)	4,280,226	1,493,535
Affiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,360,526	(1,776,421)	1,216,928	(7,152,859)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(33,400,190)	1,049,345	(3,844,640)	722,639
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	190	16	88	53

Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . .	(33,400,000)	1,049,361	(3,844,552)	722,692

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,039,474)	(727,060)	(2,627,624)	(6,430,167)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . .	$(6,600,941)	$(605,843)	$(2,361,521)	$(6,326,374)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

					Invesco
			Invesco		S&P SmallCap
Invesco	Invesco	Invesco	S&P SmallCap	Invesco	Utilities &
S&P SmallCap	S&P SmallCap	S&P SmallCap	Information	S&P SmallCap	Communication
Financials	Health Care	Industrials	Technology	Materials	Services
ETF (PSCF)	ETF (PSCH)	ETF (PSCI)	ETF (PSCT)	ETF (PSCM)	ETF (PSCU)
$ 2,205,741	$189,410	$278,036	$641,552	$105,207	$421,529
91,225	8,478	237	731	93	558
25,792	20,990	244	7,424	5,797	28,370
(1,565)	-	-	-	-	-

2,321,193	218,878	278,517	649,707	111,097	450,457

178,995	691,215	82,832	476,929	20,689	62,068

(145)	(732)	(16)	(117)	(11)	(73)

178,850	690,483	82,816	476,812	20,678	61,995

2,142,343	(471,605)	195,701	172,895	90,419	388,462

(2,051,595)	(21,131,147)	(1,670,210)	(2,669,395)	(966,094)	(3,211,777)
(26,028)	-	-	-	-	-
8,888,481	41,689,243	1,838,897	23,448,538	(700,014)	2,172,590
61,444	-	-	-	-	-
6,872,302	20,558,096	168,687	20,779,143	(1,666,108)	(1,039,187)

(4,518,530)	(646,806)	(1,358,568)	(13,777,051)	1,507,728	(364,799)
163,042	359	5	137	11	9
(4,355,488)	(646,447)	(1,358,563)	(13,776,914)	1,507,739	(364,790)

2,516,814	19,911,649	(1,189,876)	7,002,229	(158,369)	(1,403,977)

$ 4,659,157	$19,440,044	$(994,175)	$7,175,124	$(67,950)	$(1,015,515)

29

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco DWA SmallCap			Invesco S&P SmallCap
	Momentum ETF (DWAS)		Consumer Discretionary ETF (PSCD)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$438,533	$(85,314)	$121,217	$600,065
Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,360,526	(15,499,347)	(1,776,421)	428,508
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . .	(33,400,000)	(48,298,523)	1,049,361	(15,935,546)

Net increase (decrease) in net assets resulting from operations . . . . . . .	(6,600,941)	(63,883,184)	(605,843)	(14,906,973)
Distributions to Shareholders from:
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(336,642)	-	(130,209)	(792,177)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	163,795,555	225,176,675	-	13,006,122
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(193,605,045)	(351,255,273)	(2,973,252)	(67,075,644)

Net increase (decrease) in net assets resulting from share transactions.	(29,809,490)	(126,078,598)	(2,973,252)	(54,069,522)

Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(36,747,073)	(189,961,782)	(3,709,304)	(69,768,672)
Net assets:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	264,009,983	453,971,765	22,949,249	92,717,921

End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$227,262,910	$264,009,983	$19,239,945	$22,949,249
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,050,000	4,200,000	-	200,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,650,000)	(6,900,000)	(50,000)	(1,100,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,950,000	7,650,000	400,000	1,300,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,350,000	4,950,000	350,000	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap		Invesco S&P SmallCap		Invesco S&P SmallCap
Consumer Staples ETF (PSCC)		Energy ETF (PSCE)		Financials ETF (PSCF)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019
$266,103	$1,035,473	$103,793	$(66,464)	$2,142,343	$4,370,364
1,216,928	(1,017,338)	(7,152,859)	(12,023,404)	6,872,302	20,891,462
(3,844,552)	(15,486,237)	722,692	(17,126,028)	(4,355,488)	(48,340,473)

(2,361,521)	(15,468,102)	(6,326,374)	(29,215,896)	4,659,157	(23,078,647)

(599,950)	(1,108,459)	(39,214)	(67,203)	(3,179,790)	(7,581,864)

11,481,755	24,629,279	9,814,219	5,097,304	11,130,955	13,732,604
(15,574,396)	(51,011,220)	(6,908,468)	(16,766,857)	(76,391,120)	(126,586,776)

(4,092,641)	(26,381,941)	2,905,751	(11,669,553)	(65,260,165)	(112,854,172)

(7,054,112)	(42,958,502)	(3,459,837)	(40,952,652)	(63,780,798)	(143,514,683)

46,722,090	89,680,592	19,522,727	60,475,379	123,654,505	267,169,188

$39,667,978	$46,722,090	$16,062,890	$19,522,727	$59,873,707	$123,654,505

150,000	300,000	1,550,000	550,000	200,000	250,000
(200,000)	(700,000)	(900,000)	(1,450,000)	(1,350,000)	(2,350,000)
650,000	1,050,000	2,800,000	3,700,000	2,350,000	4,450,000

600,000	650,000	3,450,000	2,800,000	1,200,000	2,350,000

31

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco S&P SmallCap		Invesco S&P SmallCap
	Health Care ETF (PSCH)		Industrials ETF (PSCI)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(471,605)	$(1,052,728)	$195,701	$507,129
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,558,096	13,255,461	168,687	14,820,610
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . .	(646,447)	(307,211,301)	(1,358,563)	(40,566,278)

Net increase (decrease) in net assets resulting from operations . . . . . .	19,440,044	(295,008,568)	(994,175)	(25,238,539)
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(51,156)	(210,380)	(548,473)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,206,802	444,665,077	6,680,344	16,943,354
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(141,187,047)	(857,032,957)	(10,236,003)	(90,814,418)
Net increase (decrease) in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(20,980,245)	(412,367,880)	(3,555,659)	(73,871,064)

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,540,201)	(707,427,604)	(4,760,214)	(99,658,076)
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	465,141,673	1,172,569,277	54,546,607	154,204,683

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$463,601,472	$465,141,673	$49,786,393	$54,546,607
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	950,000	3,300,000	100,000	250,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,150,000)	(7,350,000)	(150,000)	(1,450,000)
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,050,000	8,100,000	850,000	2,050,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,850,000	4,050,000	800,000	850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

				Invesco S&P SmallCap
Invesco S&P SmallCap		Invesco S&P SmallCap		Utilities & Communication
Information Technology ETF (PSCT)		Materials ETF (PSCM)		Services ETF (PSCU)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019
$172,895	$1,088,443	$90,419	$193,991	$388,462	$1,392,024
20,779,143	37,285,395	(1,666,108)	(1,118,318)	(1,039,187)	2,307,103
(13,776,914)	(82,316,420)	1,507,739	(6,007,807)	(364,790)	(6,803,443)

7,175,124	(43,942,582)	(67,950)	(6,932,134)	(1,015,515)	(3,104,316)

(270,528)	(1,350,753)	(105,915)	(233,740)	(677,459)	(1,441,686)

44,846,018	40,581,225	-	4,777,183	2,693,660	27,992,459
(77,141,687)	(167,837,979)	(4,544,517)	(13,850,155)	(18,539,999)	(34,405,985)

(32,295,669)	(127,256,754)	(4,544,517)	(9,072,972)	(15,846,339)	(6,413,526)

(25,391,073)	(172,550,089)	(4,718,382)	(16,238,846)	(17,539,313)	(10,959,528)

303,408,293	475,958,382	14,326,897	30,565,743	50,421,423	61,380,951

$278,017,220	$303,408,293	$9,608,515	$14,326,897	$32,882,110	$50,421,423

500,000	500,000	-	100,000	50,000	500,000
(850,000)	(2,150,000)	(100,000)	(300,000)	(350,000)	(650,000)
3,650,000	5,300,000	350,000	550,000	950,000	1,100,000

3,300,000	3,650,000	250,000	350,000	650,000	950,000

33

Financial Highlights

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$53.34	$59.34	$48.11	$35.42	$38.19	$38.24	$37.14
Net investment income (loss)(a) . .
	0.10	(0.01)	(0.01)	0.14	0.15	0.02	0.01
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	(1.12)	(5.99)	11.34	12.71	(2.81)	(0.04)	1.11
Total from investment
operations . . . . . . . . . . . . . . . .	(1.02)	(6.00)	11.33	12.85	(2.66)	(0.02)	1.12
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.08)	-	(0.10)	(0.16)	(0.11)	(0.03)	(0.01)
Return of capital. . . . . . . . . . . . . . .	-	-	-	-	-	-	(0.01)

Total distributions. . . . . . . . . . . .	(0.08)	-	(0.10)	(0.16)	(0.11)	(0.03)	(0.02)

Net asset value at end of period . .	$52.24	$53.34	$59.34	$48.11	$35.42	$38.19	$38.24
Market price at end of period(b) . .
	$51.52	$53.34	$59.36	$48.16	$35.40	$38.18	$38.24
Net Asset Value Total Return(c) . .
	(1.92)%	(10.11)%	23.60%	36.38%	(6.97)%	(0.05)%	3.03%
Market Price Total Return(c) . . . . . .	(3.28)%	(10.14)%	23.51%	36.60%	(7.00)%	(0.08)%	2.80%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$227,263	$264,010	$453,972	$228,517	$155,857	$416,316	$292,517
Ratio to average net assets of:	0.60%(d)	0.60%	0.60%(d)	0.60%	0.60%	0.60%	0.60%
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income (loss) . .	0.37%(d)	(0.03)%	(0.02)%(d)	0.34%	0.41%	0.06%	0.04%
Portfolio turnover rate(e) . . . . . . . .	90%	159%	100%	131%	169%	141%	168%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . . . .	$57.37	$71.32	$55.45	$46.40	$49.35	$47.26	$45.42
Net investment income(a) . . . . . . . . . . .
	0.34	0.57	0.56	0.66	0.41	0.50	0.32
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . .	(2.38)	(13.81)	15.78	9.12	(2.99)	2.10	1.80

Total from investment operations . .	(2.04)	(13.24)	16.34	9.78	(2.58)	2.60	2.12
Distributions to shareholders from:
Net investment income. . . . . . . . . . . . .	(0.36)	(0.71)	(0.47)	(0.73)	(0.37)	(0.51)	(0.28)

Net asset value at end of period . . . . .	$54.97	$57.37	$71.32	$55.45	$46.40	$49.35	$47.26
Market price at end of period(b) . . . . . .
	$54.25	$57.36	$71.31	$55.51	$46.41	$49.37	$47.27
Net Asset Value Total Return(c) . . . . . .
	(3.63)%	(18.57)%	29.58%	21.15%	(5.23)%	5.43%	4.66%
Market Price Total Return(c) . . . . . . . . .	(4.88)%	(18.58)%	29.43%	21.26%	(5.24)%	5.45%	4.45%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . .	$19,240	$22,949	$92,718	$66,543	$74,235	$115,974	$92,148
Ratio to average net assets of:	0.29%(d)	0.30%(e)	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses. . . . . . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . . . . . .	1.10%(d)	0.93%(e)	1.07%(d)	1.25%	0.86%	0.96%	0.69%
Portfolio turnover rate(f) . . . . . . . . . . . .	11%	27%	9%	19%	33%	19%	13%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$71.88	$85.41	$72.47	$63.05	$57.26	$53.83	$48.58
Net investment income(a) . . . . . . . . . . . .
	0.42	1.09	0.56	0.94	0.90	0.61	0.28
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	(5.27)	(13.48)	12.91	9.64	5.75	3.88	5.21

Total from investment operations . . .	(4.85)	(12.39)	13.47	10.58	6.65	4.49	5.49
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.92)	(1.14)	(0.53)	(1.16)	(0.86)	(0.36)	(0.24)
Net realized gains. . . . . . . . . . . . . . . . . . .	-	-	-	-	-	(0.70)	-

Total distributions . . . . . . . . . . . . . . . .	(0.92)	(1.14)	(0.53)	(1.16)	(0.86)	(1.06)	(0.24)

Net asset value at end of period. . . . . . .	$66.11	$71.88	$85.41	$72.47	$63.05	$57.26	$53.83
Market price at end of period(b) . . . . . . .
	$65.60	$71.66	$85.34	$72.54	$62.99	$57.31	$53.82
Net Asset Value Total Return(c) . . . . . . .
	(6.93)%	(14.52)%	18.70%	16.88%	11.79%	8.43%	11.34%
Market Price Total Return(c) . . . . . . . . . .	(7.37)%	(14.71)%	18.49%	17.11%	11.59%	8.54%	11.08%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$39,668	$46,722	$89,681	$54,350	$69,360	$31,494	$32,295
Ratio to average net assets of:	0.29%(d)	0.30%(e)	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	1.12%(d)	1.41%(e)	0.89%(d)	1.38%	1.46%	1.11%	0.57%
Portfolio turnover rate(f) . . . . . . . . . . . . .	28%	59%	42%	62%	68%	39%	33%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$6.97	$16.34	$14.26	$16.73	$18.12	$37.85	$48.28

Net investment income (loss)(a) . . . . . . .	0.03	(0.02)	(0.00)(b)	(0.01)	0.06	0.14	0.04
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	(2.33)	(9.33)	2.09	(2.44)	(1.36)	(19.74)	(10.45)

Total from investment operations . . .	(2.30)	(9.35)	2.09	(2.45)	(1.30)	(19.60)	(10.41)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.01)	(0.02)	(0.01)	(0.01)	(0.09)	(0.13)	(0.02)
Return of capital . . . . . . . . . . . . . . . . . . .	-	-	-	(0.01)	-	-	(0.00)(b)

Total distributions . . . . . . . . . . . . . . . .	(0.01)	(0.02)	(0.01)	(0.02)	(0.09)	(0.13)	(0.02)

Net asset value at end of period. . . . . . .	$4.66	$6.97	$16.34	$14.26	$16.73	$18.12	$37.85
Market price at end of period(c) . . . . . . .
	$4.57	$6.98	$16.33	$14.30	$16.75	$18.13	$37.84
Net Asset Value Total Return(d) . . . . . . .
	(33.05)%	(57.29)%	14.64%	(14.69)%	(7.11)%	(51.89)%	(21.57)%
Market Price Total Return(d) . . . . . . . . . .	(34.43)%	(57.20)%	14.25%	(14.55)%	(7.05)%	(51.85)%	(21.82)%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$16,063	$19,523	$60,475	$48,477	$52,686	$37,149	$30,281
Ratio to average net assets of:	0.29%(e)	0.31%(f)	0.29%(e)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income (loss). . . . . . .	0.99%(e)	(0.20)%(f)	0.04%(e)	(0.05)%	0.38%	0.57%	0.07%
Portfolio turnover rate(g). . . . . . . . . . . . .	42%	48%	40%	39%	21%	38%	27%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios include non-recurring costs associated with a proxy statement of 0.02%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$52.62	$60.04	$54.25	$43.73	$42.41	$40.98	$38.42
Net investment income(a) . . . . . . .
	0.97	1.48	1.05	1.25	1.14	0.98	0.89
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	(2.29)	(6.48)	5.63	10.58	1.44	1.32	2.67
Total from investment
operations . . . . . . . . . . . . . . . .	(1.32)	(5.00)	6.68	11.83	2.58	2.30	3.56
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.92)	(1.85)	(0.89)	(1.09)	(1.18)	(0.87)	(0.97)
Net realized gains . . . . . . . . . . . . . .	(0.49)	(0.57)	-	(0.22)	(0.08)	-	(0.03)

Total distributions. . . . . . . . . . . .	(1.41)	(2.42)	(0.89)	(1.31)	(1.26)	(0.87)	(1.00)

Net asset value at end of period . .	$49.89	$52.62	$60.04	$54.25	$43.73	$42.41	$40.98
Market price at end of period(b) . .
	$49.46	$52.54	$60.09	$54.31	$43.73	$42.45	$40.97
Net Asset Value Total Return(c) . .
	(2.78)%	(8.05)%	12.44%	27.23%	6.29%	5.68%	9.40%
Market Price Total Return(c) . . . . . .	(3.47)%	(8.27)%	12.41%	27.37%	6.19%	5.80%	9.14%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$59,874	$123,655	$267,169	$254,975	$196,797	$182,347	$114,753
Ratio to average net assets of:	0.29%(d)	0.30%(e)	0.29%(d)	0.29%	0.29%	0.29%(f)	0.29%(f)
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . .	3.47%(d)	2.73%(e)	2.26%(d)	2.44%	2.73%	2.38%	2.31%
Portfolio turnover rate(g) . . . . . . . .	17%	16%	17%	21%	16%	16%	16%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$114.85	$144.76	$91.43	$67.03	$66.81	$60.07	$50.90

Net investment income (loss)(a) . .	(0.12)	(0.16)	(0.04)	(0.03)	0.00(b)	(0.01)	0.04
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	5.69	(29.74)	53.37	24.45	0.22	8.22	9.17
Total from investment
operations . . . . . . . . . . . . . . . .	5.57	(29.90)	53.33	24.42	0.22	8.21	9.21
Distributions to shareholders
from:
Net investment income . . . . . . . . .	-	(0.01)	-	(0.02)	-	(0.03)	(0.04)
Net realized gains . . . . . . . . . . . . . .	-	-	-	-	-	(1.44)	-

Total distributions. . . . . . . . . . . .	-	(0.01)	-	(0.02)	-	(1.47)	(0.04)

Net asset value at end of period . .	$120.42	$114.85	$144.76	$91.43	$67.03	$66.81	$60.07
Market price at end of period(c) . .
	$118.77	$114.81	$144.99	$91.58	$67.00	$66.86	$60.03
Net Asset Value Total Return(d) . .
	4.85%	(20.66)%	58.32%	36.44%	0.33%	13.96%	18.10%
Market Price Total Return(d) . . . . . .	3.45%	(20.82)%	58.31%	36.72%	0.21%	14.12%	17.81%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$463,601	$465,142	$1,172,569	$237,717	$167,586	$230,504	$165,200
Ratio to average net assets of:	0.29%(e)	0.29%	0.29%(e)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income (loss) . .	(0.20)%(e)	(0.13)%	(0.04)%(e)	(0.04)%	0.01%	(0.02)%	0.08%
Portfolio turnover rate(f) . . . . . . . .	11%	36%	20%	19%	23%	22%	27%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . . . .	$64.17	$75.22	$62.13	$47.51	$45.55	$44.89	$42.30
Net investment income(a) . . . . . . . . . . .
	0.24	0.37	0.36	0.53	0.34	0.45	0.34
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . .	(1.92)	(11.03)	13.07	14.62	1.96	0.68	2.57

Total from investment operations . .	(1.68)	(10.66)	13.43	15.15	2.30	1.13	2.91
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . .	(0.26)	(0.39)	(0.34)	(0.53)	(0.34)	(0.47)	(0.32)

Net asset value at end of period. . . . . .	$62.23	$64.17	$75.22	$62.13	$47.51	$45.55	$44.89
Market price at end of period(b) . . . . . .
	$61.53	$64.21	$75.25	$62.21	$47.42	$45.57	$44.83
Net Asset Value Total Return(c) . . . . . .
	(2.67)%	(14.16)%	21.69%	32.00%	5.10%	2.51%	6.87%
Market Price Total Return(c) . . . . . . . . .	(3.82)%	(14.14)%	21.59%	32.42%	4.86%	2.69%	6.53%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . .	$49,786	$54,547	$154,205	$99,414	$57,007	$70,608	$100,998
Ratio to average net assets of:	0.29%(d)	0.30%(e)	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . .	0.69%(d)	0.58%(e)	0.66%(d)	0.94%	0.75%	0.98%	0.78%
Portfolio turnover rate(f) . . . . . . . . . . . .	6%	9%	2%	7%	16%	11%	15%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$83.13	$89.80	$81.13	$61.26	$51.70	$48.02	$41.59
Net investment income(a) . . . . . . .	0.05	0.25	0.27	0.19	0.10	0.08	0.09
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	1.15	(6.62)	8.69	19.83	9.58	3.64	6.43
Total from investment
operations . . . . . . . . . . . . . . . .	1.20	(6.37)	8.96	20.02	9.68	3.72	6.52
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.08)	(0.30)	(0.29)	(0.15)	(0.12)	(0.04)	(0.09)

Net asset value at end of period . .	$84.25	$83.13	$89.80	$81.13	$61.26	$51.70	$48.02
Market price at end of period(b) . .
	$83.25	$83.05	$89.71	$81.23	$61.28	$51.77	$48.01
Net Asset Value Total Return(c). . .
	1.44%	(7.08)%	11.09%	32.71%	18.75%	7.75%	15.69%
Market Price Total Return(c) . . . . . .	0.32%	(7.08)%	10.85%	32.84%	18.63%	7.92%	15.44%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . .	$278,017	$303,408	$475,958	$575,996	$508,447	$390,315	$225,700
Ratio to average net assets of:	0.29%(d)	0.29%	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . .	0.11%(d)	0.32%	0.40%(d)	0.26%	0.18%	0.16%	0.21%
Portfolio turnover rate(e) . . . . . . . .	11%	11%	15%	16%	15%	15%	10%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$40.93	$55.57	$50.96	$38.70	$34.36	$43.97	$40.34
Net investment income(a) . . . . . . . . . . . .
	0.29	0.44	0.40	0.41	0.35	0.35	0.28
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	(2.45)	(14.56)	4.54	12.19	4.36	(9.50)	3.58

Total from investment operations . . .	(2.16)	(14.12)	4.94	12.60	4.71	(9.15)	3.86
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.34)	(0.52)	(0.33)	(0.34)	(0.37)	(0.46)	(0.23)

Net asset value at end of period. . . . . . .	$38.43	$40.93	$55.57	$50.96	$38.70	$34.36	$43.97
Market price at end of period(b) . . . . . . .
	$38.09	$40.91	$55.57	$51.00	$38.77	$34.37	$43.95
Net Asset Value Total Return(c) . . . . . . .
	(5.43)%	(25.50)%	9.73%	32.62%	13.89%	(20.94)%	9.56%
Market Price Total Return(c) . . . . . . . . . .	(6.22)%	(25.54)%	9.65%	32.48%	14.07%	(20.88)%	9.30%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$9,609	$14,327	$30,566	$48,411	$17,414	$10,309	$50,564
Ratio to average net assets of:	0.29%(d)	0.32%(e)	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	1.27%(d)	0.93%(e)	0.91%(d)	0.87%	1.01%	0.87%	0.63%
Portfolio turnover rate(f) . . . . . . . . . . . . .	15%	24%	9%	21%	16%	17%	12%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.03%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$53.08	$55.80	$55.67	$45.61	$41.99	$38.34	$34.29
Net investment income(a) . . . . . . . . . . . .
	0.48	1.22	1.14	0.87	1.06	1.02	1.00
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	(2.14)	(2.70)	0.23	11.81	3.67	3.96	4.01

Total from investment operations . . .	(1.66)	(1.48)	1.37	12.68	4.73	4.98	5.01
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.83)	(1.24)	(1.24)	(0.86)	(1.11)	(1.33)	(0.96)
Net realized gains. . . . . . . . . . . . . . . . . . .	-	-	-	(1.76)	-	-	-

Total distributions . . . . . . . . . . . . . . . .	(0.83)	(1.24)	(1.24)	(2.62)	(1.11)	(1.33)	(0.96)

Net asset value at end of period. . . . . . .	$50.59	$53.08	$55.80	$55.67	$45.61	$41.99	$38.34
Market price at end of period(b) . . . . . . .
	$50.04	$53.01	$55.82	$55.70	$45.57	$42.01	$38.33
Net Asset Value Total Return(c) . . . . . . .
	(3.19)%	(2.58)%	2.55%	28.66%	11.38%	13.43%	14.87%
Market Price Total Return(c) . . . . . . . . . .	(4.12)%	(2.74)%	2.54%	28.83%	11.23%	13.52%	14.68%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$32,882	$50,421	$61,381	$52,887	$47,895	$39,887	$40,259
Ratio to average net assets of:	0.29%(d)	0.30%(e)	0.29%(d)	0.29%	0.29%	0.29%	0.29%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	1.81%(d)	2.27%(e)	2.58%(d)	1.73%	2.35%	2.63%	2.86%
Portfolio turnover rate(f) . . . . . . . . . . . . .	34%	66%	48%	48%	69%	18%	34%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco DWA SmallCap Momentum ETF (DWAS)	"DWA SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"

Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"

Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"

Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

44

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each

45

Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund (except DWA SmallCap Momentum ETF, S&P SmallCap Consumer Discretionary ETF, S&P SmallCap Financials ETF, S&P SmallCap Health Care ETF, S&P SmallCap Industrials ETF and S&P SmallCap Information Technology ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small Capitalization Company Risk. Certain Funds invest in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income

46

received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

47

of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

DWA SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%

S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%

S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%

S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%

S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%

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Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum ETF	$488
S&P SmallCap Consumer Discretionary ETF	23

S&P SmallCap Consumer Staples ETF	28
S&P SmallCap Energy ETF	9

S&P SmallCap Financials ETF	145
S&P SmallCap Health Care ETF	732

S&P SmallCap Industrials ETF	16
S&P SmallCap Information Technology ETF	117

S&P SmallCap Materials ETF	11
S&P SmallCap Utilities & Communication Services ETF	73

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor

DWA SmallCap Momentum ETF	Dorsey Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices LLC

S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices LLC

S&P SmallCap Financials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices LLC

S&P SmallCap Industrials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices LLC

S&P SmallCap Materials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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Except for the Fund listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap Materials ETF
Investments in Securities

Common Stocks & Other Equity Interests	$9,589,112	$-	$11,007	$9,600,119
Money Market Funds	534,982	-	-	534,982

Total Investments	$10,124,094	$-	$11,007	$10,135,101

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

DWA SmallCap Momentum ETF	$230,680,770	$-	$230,680,770
S&P SmallCap Consumer Discretionary ETF	-	5,397,389	5,397,389

S&P SmallCap Consumer Staples ETF	3,329,633	3,306,695	6,636,328
S&P SmallCap Energy ETF	10,852,238	34,587,194	45,439,432

S&P SmallCap Financials ETF	-	-	-
S&P SmallCap Health Care ETF	21,777,610	15,172,541	36,950,151

S&P SmallCap Industrials ETF	994,175	2,226,605	3,220,780
S&P SmallCap Information Technology ETF	502,087	10,896,655	11,398,742

S&P SmallCap Materials ETF	67,455	1,566,223	1,633,678
S&P SmallCap Utilities & Communication Services ETF	1,089,773	526,126	1,615,899

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA SmallCap Momentum ETF	$235,320,652	$233,190,121
S&P SmallCap Consumer Discretionary ETF	2,369,211	2,446,749

S&P SmallCap Consumer Staples ETF	12,993,685	13,567,069
S&P SmallCap Energy ETF	8,619,834	8,627,866

S&P SmallCap Financials ETF	19,216,962	21,360,243
S&P SmallCap Health Care ETF	54,298,055	52,762,813

S&P SmallCap Industrials ETF	3,273,517	6,374,979
S&P SmallCap Information Technology ETF	34,213,982	38,646,786

S&P SmallCap Materials ETF	2,115,474	2,154,270
S&P SmallCap Utilities & Communication Services ETF	14,494,118	14,652,582

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For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

DWA SmallCap Momentum ETF	$163,238,308	$194,716,569
S&P SmallCap Consumer Discretionary ETF	-	2,903,292

S&P SmallCap Consumer Staples ETF	11,478,470	15,499,312
S&P SmallCap Energy ETF	9,788,074	6,813,734

S&P SmallCap Financials ETF	11,069,866	74,984,224
S&P SmallCap Health Care ETF	120,205,120	143,239,279

S&P SmallCap Industrials ETF	6,679,578	7,161,219
S&P SmallCap Information Technology ETF	44,844,059	72,759,121

S&P SmallCap Materials ETF	-	4,539,818
S&P SmallCap Utilities & Communication Services ETF	2,682,648	18,692,709

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

DWA SmallCap Momentum ETF	$25,612,728	$ (21,053,472)	$ 4,559,256	$229,236,785
S&P SmallCap Consumer Discretionary ETF	1,262,425	(7,976,183)	(6,713,758)	26,896,609

S&P SmallCap Consumer Staples ETF	207,387	(12,348,536)	(12,141,149)	55,234,689
S&P SmallCap Energy ETF	278,884	(19,781,790)	(19,502,906)	37,900,878

S&P SmallCap Financials ETF	2,937,475	(14,530,078)	(11,592,603)	74,279,123
S&P SmallCap Health Care ETF	33,948,130	(143,755,677)	(109,807,547)	589,149,413

S&P SmallCap Industrials ETF	3,554,397	(12,224,911)	(8,670,514)	58,635,286
S&P SmallCap Information Technology ETF	34,847,328	(42,271,799)	(7,424,471)	292,141,561

S&P SmallCap Materials ETF	309,282	(4,591,293)	(4,282,011)	14,417,112
S&P SmallCap Utilities & Communication Services ETF	2,481,503	(7,432,701)	(4,951,198)	37,800,496

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have

51

not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

52

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco DWA SmallCap Momentum ETF (DWAS)
Actual	$1,000.00	$ 980.80	0.60%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60	3.02
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Actual	1,000.00	963.70	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Actual	1,000.00	930.70	0.29	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco S&P SmallCap Energy ETF (PSCE)
Actual	1,000.00	669.50	0.29	1.20
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Financials ETF (PSCF)
Actual	1,000.00	972.20	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco S&P SmallCap Health Care ETF (PSCH)
Actual	1,000.00	1,048.50	0.29	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

53

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco S&P SmallCap Industrials ETF (PSCI)

Actual	$1,000.00	$ 973.30	0.29%	$1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco S&P SmallCap Information Technology ETF (PSCT)
Actual	1,000.00	1,014.40	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Materials ETF (PSCM)

Actual	1,000.00	945.70	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Actual	1,000.00	968.10	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

54

Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

TAN Invesco Solar ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Solar ETF (TAN)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.68%
Electrical Equipment-9.49%
Sunrun, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,785,788	$34,537,140
Vivint Solar, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	1,973,398	22,180,994
		56,718,134
Equity REITs-4.01%
Hannon Armstrong Sustainable
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SunPower Corp.(b)(c). . . . . . . . . . . . . . . . . . . . .	2,441,876	$ 20,926,877
Xinyi Solar Holdings Ltd. (China) . . . . . . . . . .	50,528,055	40,004,632
		333,381,244
Total Common Stocks & Other Equity Interests
(Cost $422,024,185). . . . . . . . . . . . . . . . .	. . . . . . . . . . . . .	589,824,056
Infrastructure Capital, Inc.. . . . . . . . . . . . . .	706,794	23,995,656
Independent Power and Renewable Electricity Producers-29.40%
Atlantica Yield PLC (Spain) . . . . . . . . . . . . . . .	776,888	22,459,832
Beijing Enterprises Clean Energy Group Ltd.
(China)(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	891,398,089	6,102,372
Encavis AG (Germany)(c) . . . . . . . . . . . . . . . . .	2,052,963	23,727,664
Neoen S.A. (France)(b)(c)(d) . . . . . . . . . . . . . . .	569,325	20,668,639
Scatec Solar ASA (Norway)(d) . . . . . . . . . . . . .	2,256,441	38,609,530
Solaria Energia y Medio Ambiente S.A.
(Spain)(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,248,722	21,486,809
TerraForm Power, Inc., Class A . . . . . . . . . . .	1,193,340	22,422,859
Xinyi Energy Holdings Ltd. (China)(c) . . . . . . .	67,472,443	20,251,317

Money Market Funds-0.11%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(e)
(Cost $650,135). . . . . . . . . . . . . . . . . . . . . .	650,135

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-98.79%

(Cost $422,674,320). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investments Purchased with Cash Collateral from Securities on Loan

650,135

590,474,191

			Money Market Funds-12.54%
		175,729,022
			Invesco Government & Agency Portfolio,
Semiconductors & Semiconductor Equipment-55.78%
		21,447,459	Institutional Class, 1.50%(e)(f) . . . . . . . . . . .	56,214,920	56,214,920
Canadian Solar, Inc. (Canada)(b) . . . . . . . . . . .	1,051,346		Invesco Liquid Assets Portfolio, Institutional
Daqo New Energy Corp., ADR (China)(b) . . . .	339,635	22,269,867
			(e)(f)	18,701,203	18,710,555
Enphase Energy, Inc.(b) . . . . . . . . . . . . . . . . . .	1,281,195	62,740,119	Class, 1.64% . . . . . . . . . . . . . . . . . . . . .
			Total Investments Purchased with Cash Collateral from
First Solar, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	783,437	35,857,911
GCL-Poly Energy Holdings Ltd. (China)(b)(c). .	498,816,418	24,094,285	Securities on Loan		74,925,475
JinkoSolar Holding Co. Ltd., ADR			(Cost $74,923,604) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

(China)(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	877,804	20,049,043	TOTAL INVESTMENTS IN SECURITIES-111.33%
Meyer Burger Technology AG			(Cost $497,597,924). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		665,399,666
(Switzerland)(b)(c) . . . . . . . . . . . . . . . . . . . . .	25,414,344	7,246,613	OTHER ASSETS LESS LIABILITIES-(11.33)% . . . . . . . . . . . . . .		(67,714,681)
SMA Solar Technology AG (Germany)(b) . . . .	460,664	15,546,943
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$597,684,985
SolarEdge Technologies, Inc.(b) . . . . . . . . . . . .	506,715	63,197,495				. . . . . . . . . . .

Investment Abbreviations:

ADR -American Depositary Receipt

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $59,278,169, which represented 9.92% of the Fund's Net Assets.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	22.22%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Solar ETF (TAN)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund's Net Assets) as of February 29, 2020

Semiconductors & Semiconductor
Equipment	55.78
Independent Power and Renewable
Electricity Producers	29.40

Electrical Equipment	9.49
Equity REITs	4.01

Money Market Funds Plus Other Assets
Less Liabilities	1.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Solar
ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$589,824,056
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,575,610
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	163
Deposits with brokers:
Cash segregated as collateral . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,499,729
Receivable for:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	854
Securities lending. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,083
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,568,690
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,333,232
Foreign tax reclaims . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,835
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	683,864,252
Liabilities:
Due to foreign custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,708
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,316,877
Collateral upon return of securities loaned. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,923,604
Collateral upon receipt of securities in-kind . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,499,729
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,320,969
Accrued advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	252,134
Accrued trustees' and officer's fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,425
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	842,821
Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86,179,267
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$597,684,985
Net assets consist of:

Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$821,132,982
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(223,447,997)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$597,684,985

Shares outstanding (unlimited amount authorized, $0.01 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,568,000
Net asset value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$36.07

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$35.99

Unaffiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$422,024,185

Affiliated investments in securities, at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$75,573,739

Foreign currencies (due to foreign custodian), at cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(5,803)

(a)Includes securities on loan with an aggregate value of:. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$70,496,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:

Unaffiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Affiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Invesco Solar

ETF (TAN)

$(496,878)

9,310

340,926

(488)

(147,130)

Expenses:

Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,154,522
Sub-licensing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	334,493
Accounting & administration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,504
Custodian & transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66,719
Trustees' and officer's fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,180
Recapture (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,490
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,275
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,624,183
Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,099)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,623,084
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,770,214)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

In-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Change in net unrealized appreciation (depreciation) of:

Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Change in net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(15,818,005)

32,644,297

(9,083)

16,817,209

65,604,348

1,871

3,788

65,610,007

82,427,216

$ 80,657,002

6

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Solar
	ETF (TAN)
	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
Operations:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(1,770,214)	$670,099
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,817,209	(17,707,844)
Change in net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,610,007	121,978,800

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	80,657,002	104,941,055
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,308,391)	(1,690,755)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,258,239	107,850,010
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(68,008,298)	(74,397,063)

Net increase in net assets resulting from share transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,249,941	33,452,947

Net increase in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141,598,552	136,703,247
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	456,086,433	319,383,186

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$597,684,985	$456,086,433
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,840,000	3,840,000
Shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,160,000)	(3,520,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,888,000	14,568,000

Shares outstanding, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,568,000	14,888,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Financial Highlights

Invesco Solar ETF (TAN)

	Six Months Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . .	$30.63	$21.92	$21.62	$20.89	$29.72	$43.58
Net investment income (loss)(a) . . . . . . . . . . . . . . . . . . . . . . .	(0.12)	0.05	0.54	0.49	0.80	0.72
Net realized and unrealized gain (loss) on investments . . . .	5.65	8.79	0.20	1.07	(9.14)	(13.94)
Total from investment operations. . . . . . . . . . . . . . . . . . . .	5.53	8.84	0.74	1.56	(8.34)	(13.22)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.09)	(0.13)	(0.44)	(0.83)	(0.49)	(0.64)
Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . .	$36.07	$30.63	$21.92	$21.62	$20.89	$29.72

Market price at end of period . . . . . . . . . . . . . . . . . . . . . . . . .	$35.99(b)	$30.54(b)	$21.82(b)	$21.70	$20.91	$29.57
Net Asset Value Total Return(c) . . . . . . . . . . . . . . . . . . . . . . . .
	18.11%	40.73%	3.19%	8.72%	(28.59)%	(30.51)%
Market Price Total Return(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	18.19%	40.96%	2.33%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . .	$597,685	$456,086	$319,383	$360,008	$230,754	$266,545
Ratio to average net assets of:	0.70%(d)	0.70%	0.65%	0.70%	0.71%	0.70%
Expenses, after Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers. . . . . . . . . . . . . . . . . . . . . . . . . .	0.70%(d)	0.71%	0.69%	0.76%	0.88%	0.73%
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .	(0.77)%(d)	0.22%	2.23%	2.57%	3.26%	1.83%
Portfolio turnover rate(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11%	29%	54%	57%	53%	51%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolio:

Full Name	Short Name

Invesco Solar ETF (TAN)	"Solar ETF"

The portfolio (the "Fund") represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund's Shares." The Fund's Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before the Fund's fees and expenses) of the MAC Global Solar Energy Index (the "Underlying Index").

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco

9

Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

ADR and GDR Risk. The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund is traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For the Fund, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and

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emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For the Fund, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to the Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund's NAV.

Micro-Capitalization Securities Risk. For the Fund, micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying

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Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Risks of Investing in MLP Units. The Shipping ETF may invest in master limited partnerships ("MLP"). An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended, and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Small Capitalization Company Risk. The Fund invests in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's NAV and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax

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benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

The Fund is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - The Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

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resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund's average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund's average daily net assets per year through at least August 31, 2021 (the "Expense Cap"). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Further, the Adviser agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund's operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.70% through at least May 18, 2020. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended February 29, 2020, the Adviser waived fees and/or paid Fund expenses of $1,099.

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap for the Fund are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the Fund, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at February 29, 2020 are as follows:

	Total
	Potential	Potential Recapture Amounts Expiring
	Recapture

	Amounts	8/31/20	8/31/21	8/31/22

Solar ETF	76,033	$-	$61,730	$14,303

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of the Fund with MAC Indexing LLC (the "Licensor").

The Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

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NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$440,005,136	$149,818,920	$-	$589,824,056

Money Market Funds	75,575,610	-	-	75,575,610

Total Investments	$515,580,746	$149,818,920	$-	$665,399,666

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of August 31, 2019, as follows:

No expiration

Short-Term	Long-Term	Total*

$76,043,739     $307,877,789          $383,921,528

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $50,775,910 and $59,165,415, respectively.

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were $130,550,457 and $68,221,745, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Federal Tax Cost	$518,791,802
Aggregate unrealized appreciation of investments	197,809,042

Aggregate unrealized (depreciation) of investments	(51,201,178)
Net unrealized appreciation (depreciation) of investments	$146,607,864

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8—Capital

Shares are issued and redeemed by the Fund only in Creation Units of 80,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally in exchange for Deposit Securities. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participating Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to- market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund's investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

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Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco Solar ETF (the "Fund"), a series of the Invesco Exchange-Traded Fund Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Solar ETF (TAN)

Actual	$1,000.00	$1,181.10	0.70%	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70	3.52

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

17

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

PLW Invesco 1-30 Laddered Treasury ETF

PWZ Invesco California AMT-Free Municipal Bond ETF

PCEF Invesco CEF Income Composite ETF

PHB Invesco Fundamental High Yield® Corporate Bond ETF

PFIG Invesco Fundamental Investment Grade Corporate Bond ETF

PZA Invesco National AMT-Free Municipal Bond ETF

PZT Invesco New York AMT-Free Municipal Bond ETF

PGX Invesco Preferred ETF

BAB Invesco Taxable Municipal Bond ETF

CLTL Invesco Treasury Collateral ETF

VRP Invesco Variable Rate Preferred ETF

PVI Invesco VRDO Tax-Free Weekly ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Invesco 1-30 Laddered Treasury ETF (PLW)

February 29, 2020 (Unaudited)

Schedule of Investments

Principal		Principal
Amount	Value	Amount	Value
U.S. Treasury Securities-99.89%			U.S. Treasury Notes-13.11%
U.S. Treasury Bonds-86.78%			2.00%, 02/15/2022 . . . . . . . . . . . . . . . . . . . .	$3,382,200	$3,454,732
7.88%, 02/15/2021 . . . . . . . . . . . . . . . . . . . .	$3,138,200	$ 3,336,856	2.75%, 02/15/2024 . . . . . . . . . . . . . . . . . . . .	3,239,000	3,471,487
7.13%, 02/15/2023 . . . . . . . . . . . . . . . . . . . .	2,868,300	3,392,605	2.75%, 02/15/2028 . . . . . . . . . . . . . . . . . . . .	3,125,000	3,527,344
7.63%, 02/15/2025 . . . . . . . . . . . . . . . . . . . .	2,585,300	3,425,876	1.50%, 02/15/2030 . . . . . . . . . . . . . . . . . . . .	3,482,000	3,604,142
. . . . . . . . . . . . . . . . . . . .6.00%, 02/15/2026	2,674,700	3,457,520			14,057,705
6.63%, 02/15/2027	2,509,800	3,463,034
			Total U.S. Treasury Securities
5.25%, 02/15/2029 . . . . . . . . . . . . . . . . .	2,587,700	3,507,193
			(Cost $100,332,810). . . . . . . . . . . . . . . . . . .		107,083,296
5.38%, 02/15/2031 . . . . . . . . . . . . . . . . . . . .	7,375,900	10,577,214		. . . . . . . . . . .
4.50%, 02/15/2036 . . . . . . . . . . . . . . . . . . . .	7,381,500	10,747,724		Shares
. . .4.75%, 02/15/2037 . . . . . . . . . . . . . . . . .	2,365,100	3,585,020	Money Market Funds-0.01%
4.38%, 02/15/2038 . . . . . . . . . . . . . . . . . . . .	2,443,700	3,605,794	Invesco Premier U.S. Government Money
3.50%, 02/15/2039 . . . . . . . . . . . . . . . . . . . .	2,695,400	3,617,311	Portfolio, Institutional Class, 1.46%(a)
4.63%, 02/15/2040 . . . . . . . . . . . . . . . . . . . .	2,336,800	3,611,269	(Cost $13,234) . . . . . . . . . . . . . . . . . . . . . . . . .	13,234	13,234
4.75%, 02/15/2041	2,287,600	3,613,246	TOTAL INVESTMENTS IN SECURITIES-99.90%

3.13%, 02/15/2042 . . . . . . . . . . . . . . . . .	2,831,400	3,641,999
			(Cost $100,346,044). . . . . . . . . . . . . . . . . . . . .		107,096,530
3.13%, 02/15/2043 . . . . . . . . . . . . . . . . .	2,834,800	3,648,033		. . . . . . . . . . .
			OTHER ASSETS LESS LIABILITIES-0.10% . . . . . .		104,565
3.63%, 02/15/2044 . . . . . . . . . . . . . . . . . . . .	2,616,000	3,642,269		. . . . . . . . . . .
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$107,201,095
2.50%, 02/15/2045 . . . . . . . . . . . . . . . . . . . .	3,143,500	3,669,422		. . . . . . . . . . .
2.50%, 02/15/2046	3,135,900	3,673,658

3.00%, 02/15/2047 . . . . . . . . . . . . . . . . . . . .	2,846,700	3,670,297
3.00%, 02/15/2048 . . . . . . . . . . . . . . . . . . . .	2,838,000	3,679,367
3.00%, 02/15/2049 . . . . . . . . . . . . . . . . . . . .	2,823,000	3,692,616
2.00%, 02/15/2050 . . . . . . . . . . . . . . . . . . . .	3,492,000	3,767,268
		93,025,591

Notes to Schedule of Investments:

(a)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Duration Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Maturing in 0-5 Years	15.94
Maturing in 6-10 Years	16.38

Maturing in 11-15 Years	9.87
Maturing in 16-20 Years	23.47

Maturing in 21-25 Years	16.99
Maturing in 26-30 Years	17.24

Money Market Funds Plus Other Assets
Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.68%
California-98.26%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a) . . . . . .	3.00%	10/01/2034	$ 2,000	$ 2,157,900
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a) . . . . . .	5.00%	10/01/2035	1,500	1,848,480
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2039	540	631,222
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	4.00%	04/01/2042	3,000	3,501,390
California (State of), Series 2012, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2038	775	836,171
California (State of), Series 2013, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2037	1,160	1,301,764
California (State of), Series 2013, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2043	2,000	2,233,420
California (State of), Series 2013, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2043	1,965	2,236,818
California (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2044	1,000	1,173,210
California (State of), Series 2015, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2045	1,000	1,191,270
California (State of), Series 2015, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2035	1,500	1,816,440
California (State of), Series 2016, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2046	2,000	2,467,600
California (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2034	2,585	3,233,059
California (State of), Series 2016, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2036	1,000	1,245,190
California (State of) (Green Bonds), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2037	1,500	1,763,220
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2033	1,000	1,265,880
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB . . . .	5.00%	10/01/2046	1,500	1,802,610
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB . .	5.00%	10/01/2053	2,000	2,499,300
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B,
Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2035	500	625,370
California (State of) Health Facilities Financing Authority (Children's Hospital Los Angeles),
Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2042	1,500	1,828,350
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB . . .	5.00%	11/01/2047	1,000	1,650,130
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at
Stanford), Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2055	1,000	1,195,760
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016
A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	10/01/2036	500	578,935
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB. . . . . .	5.00%	08/15/2035	3,000	3,165,630
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB. . . . . .	5.00%	08/15/2043	1,000	1,202,830
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB. . . . . .	4.00%	11/15/2041	685	786,702
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB. . . . . .	5.00%	11/15/2048	10,000	12,336,200
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB . . . . . . . . . . . . . . .	4.00%	10/01/2045	1,000	1,155,520
California (State of) Infrastructure & Economic Development Bank (California State Teachers'
Retirement System Headquarters Expansion), Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2049	1,250	1,628,875
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref.
RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	02/01/2042	1,000	1,127,320
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref.
RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	1,000	1,196,840
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB . . . .	5.00%	11/01/2047	1,000	1,156,580
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB . . . .	5.25%	11/01/2047	500	589,300
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure
Improvement Program - Phase I), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2042	1,000	1,239,670
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB . . . . . . . . . . . .	5.00%	01/01/2048	1,000	1,255,000
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing),
Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2049	2,000	2,493,780
California (State of) Public Works Board, Series 2016 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2034	670	841,935
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated
Group), Series 2015, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2024	1,000	1,197,350
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016
A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/15/2046	1,650	1,859,286
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016
A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2051	1,000	1,194,100
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018
A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2057	850	1,031,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012
A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2042	$ 1,000	$ 1,083,590
California (State of) Statewide Communities Development Authority (Marin General Hospital),
Series 2018, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2045	1,000	1,088,230
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group),
Series 2011, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2021	1,045	1,124,284
California (State of) Statewide Communities Development Authority (University of California - Irvine
East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	1,000	1,186,250
California (State of) Statewide Communities Development Authority (University of California - Irvine
East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2047	1,500	1,805,640
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences
Obligated Group), Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2041	1,000	1,144,530
California State University, Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2037	2,940	3,262,841
California State University, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2045	1,500	1,842,645
California State University, Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2037	500	636,770
California State University, Series 2018 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2048	3,000	3,862,860
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d) . . . . . . . . . .	5.00%	08/01/2050	800	885,560
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds . . . . . . . .	4.00%	08/01/2047	4,750	5,538,215
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds . . . . . . . . . . . . . .	5.00%	08/01/2044	2,000	2,347,280
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB . . . . . . . . . . . . . . . . . . . . . . . .	5.88%	02/15/2034	2,500	2,509,975
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a) . . . . .	4.00%	08/01/2045	1,500	1,678,230
Contra Costa Community College District (Election of 2006), Series 2013, GO Bonds(b)(c) . . . . . . . . . . . .	5.00%	08/01/2023	2,745	3,153,182
East Bay Municipal Utility District, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2037	1,500	1,800,270
East Bay Municipal Utility District, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2042	1,500	1,893,585
East Bay Municipal Utility District, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2045	2,000	2,512,800
East Whittier City School District, Series 2020 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2047	2,775	3,215,948
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB . . . . . . . . . . . . . . . . . . . . .	3.95%	01/15/2053	2,000	2,230,560
Fremont Union High School District, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	3,000	3,512,580
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2044	1,000	1,141,180
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB,
(INS - BAM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2038	2,600	3,032,406
Jurupa Unified School District, Series 2017 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2041	2,000	2,358,680
Lodi Unified School District, Series 2020, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	08/01/2043	5,000	5,368,250
Long Beach (City of), CA, Series 2015, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2045	500	576,885
Long Beach (City of), CA, Series 2017 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2047	1,500	1,853,295
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	500	578,795
Long Beach Community College District, Series 2019 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2049	1,500	1,755,270
Los Angeles (City of), CA, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	06/01/2047	1,000	1,260,970
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	1,000	1,008,440
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2038	2,000	2,389,280
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2042	3,500	4,410,525
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A,
Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	3,000	3,993,360
Los Angeles (City of), CA Department of Water, Series 2011 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	1,250	1,293,000
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	1,000	1,212,680
Los Angeles (City of), CA Department of Water, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2048	2,000	2,532,320
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2048	5,000	6,411,000
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2043	2,000	2,191,420
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2043	4,445	4,868,253
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2039	1,000	1,163,800
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2044	1,000	1,157,830
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	2,500	3,028,575
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	1,500	1,825,680
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	1,500	1,870,500
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB . . . . . . . . . . . . .	5.00%	07/01/2041	1,000	1,272,460
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB . . . . . . . . . . . . .	5.00%	07/01/2042	5,000	6,349,550
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB . . . . . . . . . . . . .	5.00%	07/01/2044	2,000	2,587,140
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB . . . . . . . . . . . . . . . . . .	5.00%	12/01/2044	2,000	2,362,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB . . . . . . . . . . . . . . . . . .	5.00%	12/01/2045	$ 1,050	$ 1,274,721
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II),
Series 2012, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2037	1,130	1,238,853
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II),
Series 2012, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2042	2,330	2,554,938
Los Angeles Community College District, Series 2016, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2036	1,000	1,238,820
Los Angeles Community College District, Series 2016, Ref. GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2037	1,215	1,435,365
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds. . . . . . . . . . . . . . .	4.00%	08/01/2041	250	298,518
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds . . . . . . . . . . . . . . .	3.00%	08/01/2039	3,800	4,066,342
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A,
RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2043	5,000	6,359,350
Los Angeles Unified School District (Election 2008), Series 2018 B-1, GO Bonds. . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2038	1,000	1,281,050
Madera Unified School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	3,000	3,501,150
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds . . . . . . . . . . . . .	5.00%	08/01/2041	5,000	6,278,950
Metropolitan Water District of Southern California, Series 2020 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2045	7,000	9,282,770
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds. . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2047	3,000	3,509,250
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . .	5.00%	08/01/2048	5,000	6,333,000
Orange (County of), CA Local Transportation Authority, Series 2019, RB. . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2041	3,000	3,948,480
Orange (County of), CA Water District, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/15/2041	2,000	2,350,280
Regents of the University of California, Series 2013 AI, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2038	1,500	1,688,940
Sacramento (City of), CA, Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2043	4,500	5,624,505
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB. . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2048	6,000	7,435,320
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB. . . . . . . . .	5.00%	12/01/2044	1,525	1,771,471
San Bernardino Community College District, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2049	3,500	4,092,900
San Diego (City of), CA Association of Governments, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	1,000	1,235,860
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB .	5.00%	10/15/2044	1,000	1,198,590
San Diego (City of), CA Public Facilities Financing Authority (Master), Series 2010 A, Ref. RB(b)(c) . . . . .	5.25%	09/01/2020	700	716,261
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2044	1,500	1,970,130
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	3,000	3,914,580
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(e) . . . . . . . . . .	1.05%	04/01/2038	5,000	5,000,000
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB . . . . . . . . . . . . . . . .	5.00%	04/01/2048	4,000	4,892,480
San Diego (County of), CA Water Authority, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2037	1,000	1,236,840
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c). . . . . . . . . . . . . . .	5.00%	08/01/2023	1,000	1,150,540
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	1,000	1,134,780
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	1,000	1,199,200
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	13,535	17,016,742
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2047	3,000	3,734,520
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2049	3,000	3,616,500
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2014 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2044	2,000	2,315,280
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2046	4,465	5,479,627
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2017 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2047	2,000	2,497,940
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2018, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2048	7,000	8,847,230
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2049	3,000	3,867,930
San Francisco (City of), CA Public Utilities Commission, Series 2011 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2021	3,000	3,219,390
San Francisco Bay Area Rapid Transit District, Series 2019 F1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	08/01/2038	3,500	3,934,245
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB . . . . . . . . . . . . . . . . . .	5.00%	06/01/2039	3,000	3,384,060
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB . . .	4.00%	08/01/2044	5,000	6,085,850
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds . . . . . . . . . . . . . . . . . .	4.00%	08/01/2047	5,000	5,861,350
Santa Clara Valley Water District, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2046	4,090	4,884,932
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . .	5.00%	09/01/2035	2,500	3,028,800
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	1,000	1,176,220
Sonoma Valley Unified School District, Series 2020, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2047	1,500	1,772,535
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a) . . . . . . . .	4.00%	08/01/2039	2,000	2,435,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
California-(continued)
University of California, Series 2012 G, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/15/2022	$745	$816,013
University of California, Series 2012 G, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/15/2037	755	824,724
University of California, Series 2017 AV, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.25%	05/15/2042	2,000	2,548,340
University of California, Series 2018 AZ, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/15/2048	1,500	1,912,095
University of California, Series 2018 O, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	05/15/2058	1,500	1,889,865
					383,076,308
Puerto Rico-0.42%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a). . . . . . . . . . . . . . . . . . .		5.00%	07/01/2031	1,100	1,112,430
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(a) . . . . . .		5.13%	07/01/2047	500	514,180
					1,626,610
TOTAL INVESTMENTS IN SECURITIES(f)-98.68%
(Cost $351,841,072) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	384,702,918
OTHER ASSETS LESS LIABILITIES-1.32% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	5,153,908
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$389,856,826
Investment Abbreviations:

AGC -Assured Guaranty Corp.
AGM -Assured Guaranty Municipal Corp.
BAM -Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds

Ref. -Refunding

VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)Security subject to crossover refunding.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	26.82
Port, Airport & Marina Revenue	11.21

Water Revenue	10.93
Health, Hospital, Nursing Home Revenue	9.24

College & University Revenue	6.84
Sales Tax Revenue	6.17

Lease Revenue	6.01
Electric Power Revenue	3.57

Hotel Occupancy Tax	3.35
Revenue Types Each Less Than 3%	14.54

Other Assets Less Liabilities	1.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco CEF Income Composite ETF (PCEF)

February 29, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Closed-End Funds-100.09%
Bonds-42.29%
Aberdeen Asia-Pacific Income Fund, Inc. . . . . .	3,855,888	$ 15,924,817
BlackRock Core Bond Trust . . . . . . . . . . . . . . . .	660,947	9,815,063
BlackRock Credit Allocation Income Trust(a) . .	1,422,490	19,488,113
BlackRock Income Trust, Inc. . . . . . . . . . . . . . .	770,466	4,630,501
BlackRock Limited Duration Income Trust . . . .	441,328	6,566,961
BlackRock Multi-Sector Income Trust . . . . . . . .	460,722	7,159,620
BlackRock Taxable Municipal Bond Trust(a) . . .	542,755	13,297,497
Cohen & Steers Limited Duration Preferred
and Income Fund, Inc.(a) . . . . . . . . . . . . . . . .	236,933	5,804,858
Cohen & Steers Select Preferred and Income
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,191	2,095,252
DoubleLine Income Solutions Fund(a) . . . . . . . .	739,941	13,799,900
DoubleLine Opportunistic Credit Fund(a) . . . . .	125,357	2,519,676
Duff & Phelps Utility and Corporate Bond
Trust, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	269,733	2,495,030
Eaton Vance Limited Duration Income Fund . .	1,753,107	22,019,024
Eaton Vance Short Duration Diversified
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .	249,889	3,193,581
Eaton Vance Tax-Managed Buy-Write
Strategy Fund(a) . . . . . . . . . . . . . . . . . . . . . . .	116,572	1,050,314
First Trust Aberdeen Global Opportunity
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .	154,530	1,673,560
First Trust Intermediate Duration Preferred &
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .	592,360	13,328,100
Flaherty & Crumrine Dynamic Preferred and
Income Fund, Inc.(a) . . . . . . . . . . . . . . . . . . . .	160,081	3,937,993
Flaherty & Crumrine Preferred & Income
Securities Fund, Inc.(a) . . . . . . . . . . . . . . . . . .	308,747	6,057,616
Flaherty & Crumrine Total Return Fund, Inc. . .	70,928	1,436,292
Franklin Ltd. Duration Income Trust(a) . . . . . . .	361,541	3,177,945
Franklin Universal Trust(a) . . . . . . . . . . . . . . . . .	379,739	2,722,729
Guggenheim Taxable Municipal Managed
Duration Trust(a) . . . . . . . . . . . . . . . . . . . . . . .	125,853	2,890,843
Invesco Bond Fund(b) . . . . . . . . . . . . . . . . . . . . .	112,149	2,188,027
Invesco Senior Income Trust(a)(b) . . . . . . . . . . .	2,357,837	9,502,083
John Hancock Preferred Income Fund(a) . . . . .	184,684	3,721,383
John Hancock Preferred Income Fund II . . . . .	152,439	2,981,707
John Hancock Preferred Income Fund III. . . . .	264,585	4,550,862
John Hancock Premium Dividend Fund(a) . . . .	319,391	4,765,314
MFS Charter Income Trust. . . . . . . . . . . . . . . . .	556,751	4,454,008
MFS Government Markets Income Trust . . . . .	315,761	1,414,609
MFS Intermediate Income Trust . . . . . . . . . . . .	1,423,027	5,265,200
MFS Multimarket Income Trust . . . . . . . . . . . . .	778,053	4,442,683
Nuveen Credit Strategies Income Fund . . . . . .	1,846,017	12,792,898
Nuveen Floating Rate Income Fund(a) . . . . . . .	857,627	7,993,084
Nuveen Global High Income Fund . . . . . . . . . . .	348,645	5,431,889
Nuveen Preferred & Income Opportunities
Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	981,164	9,164,072
Nuveen Preferred & Income Securities Fund . .	1,740,690	15,857,686
Nuveen Preferred & Income Term Fund(a) . . . .	192,920	4,491,178
Nuveen Taxable Municipal Income Fund. . . . . .	265,527	5,761,936
PIMCO Income Opportunity Fund(a) . . . . . . . . .	113,906	2,894,351
PIMCO Income Strategy Fund(a) . . . . . . . . . . . .	197,474	2,193,936
PIMCO Income Strategy Fund II . . . . . . . . . . . .	455,768	4,566,795
Pioneer Floating Rate Trust(a) . . . . . . . . . . . . . .	373,286	3,852,312
Putnam Master Intermediate Income Trust . . .	495,217	2,139,337
Putnam Premier Income Trust(a). . . . . . . . . . . .	869,486	4,382,209
	Shares	Value
Bonds-(continued)
RiverNorth/DoubleLine Strategic Opportunity
Fund, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	136,004	$ 2,201,905
TCW Strategic Income Fund, Inc. . . . . . . . . . . .	400,101	2,284,577
Templeton Global Income Fund(a) . . . . . . . . . . .	1,882,587	10,806,049
Vertical Capital Income Fund(a) . . . . . . . . . . . . .	169,558	1,756,621
Virtus Global Multi-Sector Income Fund(a) . . . .	112,527	1,344,698
Western Asset Global Corporate Defined
Opportunity Fund, Inc.(a) . . . . . . . . . . . . . . . .	177,908	3,031,552
Western Asset Inflation-Linked Opportunities
& Income Fund . . . . . . . . . . . . . . . . . . . . . . . .	949,219	11,020,433
Western Asset Inflation-Linked Securities &
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .	444,223	5,512,807
Western Asset Investment Grade Defined
Opportunity Trust, Inc.(a) . . . . . . . . . . . . . . . .	88,251	1,818,853
Western Asset Premier Bond Fund . . . . . . . . . .	116,193	1,558,148
		331,228,487
Bonds/High Yield-29.11%
AllianceBernstein Global High Income Fund,
Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,195,104	13,695,892
AllianzGI Convertible & Income 2024 Target . .	178,763	1,633,894
Barings Global Short Duration High Yield
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	201,411	3,272,929
BlackRock Corporate High Yield Fund, Inc.(a) .	1,498,175	15,596,002
BlackRock Debt Strategies Fund, Inc.(a) . . . . . .	743,462	7,858,393
BlackRock Floating Rate Income Strategies
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	538,074	6,731,306
BlackRock Floating Rate Income Trust(a) . . . . .	347,223	4,204,871
BNY Mellon High Yield Strategies Fund . . . . . .	999,807	2,909,438
Credit Suisse Asset Management Income
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	641,089	1,961,732
Credit Suisse High Yield Bond Fund . . . . . . . . .	870,268	2,001,616
Eaton Vance Floating-Rate Income Trust. . . . .	599,989	7,763,858
Eaton Vance Senior Floating-Rate Trust(a). . . .	557,559	7,164,633
Eaton Vance Senior Income Trust . . . . . . . . . .	571,948	3,448,846
First Trust High Income Long/Short Fund(a) . .	478,876	6,871,871
First Trust Senior Floating Rate 2022 Target
Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435,434	3,918,906
First Trust Senior Floating Rate Income Fund
II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	405,247	4,773,810
Guggenheim Credit Allocation Fund(a) . . . . . . .	58,943	1,144,673
Highland Income Fund . . . . . . . . . . . . . . . . . . . .	1,069,019	12,732,016
Invesco High Income 2023 Target Term
Fund(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	199,270	2,072,408
Ivy High Income Opportunities Fund. . . . . . . . .	227,979	3,011,603
KKR Income Opportunities Fund(a) . . . . . . . . . .	196,682	2,828,287
Morgan Stanley Emerging Markets Debt
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	281,174	2,614,918
Neuberger Berman High Yield Strategies
Fund, Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	236,676	2,780,943
New America High Income Fund, Inc. (The)(a) .	324,395	2,750,870
Nuveen Floating Rate Income Opportunity
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	613,257	5,654,230
Nuveen Mortgage and Income Fund(a) . . . . . . .	54,062	1,183,958
Nuveen NASDAQ 100 Dynamic Overwrite
Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	332,545	7,119,788
Nuveen Senior Income Fund . . . . . . . . . . . . . . .	583,877	3,234,679
PGIM Global High Yield Fund, Inc.(a) . . . . . . . . .	628,221	8,945,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco CEF Income Composite ETF (PCEF)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Bonds/High Yield-(continued)
PGIM High Yield Bond Fund, Inc.(a) . . . . . . . . . .	466,459	$ 6,698,351
Pioneer High Income Trust(a). . . . . . . . . . . . . . .	360,172	3,227,141
Stone Harbor Emerging Markets Total Income
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,193	677,429
Templeton Emerging Markets Income Fund(a).	667,098	5,737,043
THL Credit Senior Loan Fund(a). . . . . . . . . . . . .	112,593	1,634,997
Voya Prime Rate Trust(a) . . . . . . . . . . . . . . . . . .	2,205,708	10,830,026
Wells Fargo Income Opportunities Fund. . . . . .	824,474	6,406,163
Wells Fargo Multi-Sector Income Fund(a) . . . . .	368,734	4,328,937
Western Asset Emerging Markets Debt Fund,
Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	853,299	11,741,394
Western Asset Global High Income Fund,
Inc.(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	611,274	6,063,838
Western Asset High Income Fund II, Inc. . . . . .	1,196,717	7,694,890
Western Asset High Income Opportunity
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,798,377	8,650,193
Western Asset High Yield Defined
Opportunity Fund, Inc. . . . . . . . . . . . . . . . . . .	279,848	4,421,598
		227,994,237
Domestic Equity-2.87%
Guggenheim Strategic Opportunities Fund(a) .	269,788	4,607,979
John Hancock Tax-Advantaged Dividend
Income Fund(a) . . . . . . . . . . . . . . . . . . . . . . . .	259,434	5,925,473
NexPoint Strategic Opportunities Fund . . . . . .	743,301	11,929,981
		22,463,433
Option Income-25.82%
AllianzGI NFJ Dividend Interest & Premium
Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . .	1,314,824	15,436,034
BlackRock Energy and Resources Trust(a) . . . .	411,907	4,028,450
BlackRock Enhanced Capital and Income
Fund, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	534,246	7,949,580
BlackRock Enhanced Equity Dividend Trust. . .	2,232,848	18,420,996
BlackRock Enhanced Global Dividend Trust . . .	1,003,242	9,651,188
BlackRock Enhanced International Dividend
Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,600,987	8,213,063
BlackRock Health Sciences Trust(a). . . . . . . . . .	78,273	2,932,107
BlackRock Resources & Commodities
Strategy Trust . . . . . . . . . . . . . . . . . . . . . . . . .	1,398,431	9,257,613
Blackrock Science & Technology Trust(a) . . . . .	165,201	5,137,751
Brookfield Real Assets Income Fund, Inc.(a). . .	368,125	7,414,038
Columbia Seligman Premium Technology
Growth Fund, Inc. . . . . . . . . . . . . . . . . . . . . . .	115,887	2,398,861
Eaton Vance Enhanced Equity Income
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	335,226	4,585,892
Eaton Vance Enhanced Equity Income Fund
II(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	410,328	6,466,769
Eaton Vance Risk-Managed Diversified Equity
Income Fund(a) . . . . . . . . . . . . . . . . . . . . . . . .	538,940	4,640,273
Eaton Vance Tax-Managed Buy-Write Income
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184,173	2,648,408
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Buy-Write
Opportunities Fund(a) . . . . . . . . . . . . . . . . . . .	616,664	$ 8,349,631
Eaton Vance Tax-Managed Diversified Equity
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .	1,251,540	13,429,024
Eaton Vance Tax-Managed Global Buy Write
Opportunities Fund(a) . . . . . . . . . . . . . . . . . . .	1,024,855	9,110,961
Eaton Vance Tax-Managed Global Diversified
Equity Income Fund . . . . . . . . . . . . . . . . . . . .	2,917,670	22,290,999
First Trust Enhanced Equity Income Fund(a) . .	168,678	2,491,374
GAMCO Natural Resources Gold & Income
Trust(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177,491	854,708
Guggenheim Enhanced Equity Income
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	404,292	2,886,645
John Hancock Hedged Equity & Income Fund .	115,453	1,532,061
Madison Covered Call & Equity Strategy Fund.	268,127	1,589,993
Nuveen Dow 30sm Dynamic Overwrite
Fund(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	310,858	4,827,625
Nuveen S&P 500 Buy-Write Income Fund(a) . .	866,159	10,272,646
Nuveen S&P 500 Dynamic Overwrite Fund . . .	141,668	2,048,094
Voya Global Advantage and Premium
Opportunity Fund . . . . . . . . . . . . . . . . . . . . . .	249,629	2,319,053
Voya Global Equity Dividend and Premium
Opportunity Fund . . . . . . . . . . . . . . . . . . . . . .	1,475,833	8,117,081
Voya Infrastructure Industrials and Materials
Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	296,995	2,990,740
		202,291,658
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-100.09%
(Cost $816,401,401). . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	783,977,815

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.34%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . . .	13,769,101	13,769,101
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . .	4,587,329	4,589,623
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $18,358,343) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	18,358,724
TOTAL INVESTMENTS IN SECURITIES-102.43%
(Cost $834,759,744). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	802,336,539
OTHER ASSETS LESS LIABILITIES-(2.43)% . . . .	. . . . . . . . . . .	(19,037,998)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$783,298,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco CEF Income Composite ETF (PCEF)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)All or a portion of this security was out on loan at February 29, 2020.

(b)The Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated with the Funds. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income

Invesco Bond Fund	$2,070,561	$280,533	$(123,359)	$(47,141)	$7,433	$2,188,027	$66,487
Invesco High Income 2023
Target Term Fund	1,961,967	217,905	(95,226)	(15,115)	2,877	2,072,408	57,121

Invesco Senior Income Trust	9,522,696	1,838,128	(1,611,301)	(138,402)	(109,038)	9,502,083	348,389

Total Investments in Affiliates	$13,555,224	$2,336,566	$(1,829,886)	$(200,658)	$(98,728)	$13,762,518	$471,997

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Asset Class Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Bonds	42.29
Bonds/High Yield	29.11

Option Income	25.82
Domestic Equity	2.87

Money Market Funds Plus Other Assets
Less Liabilities	(0.09)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.47%
Aerospace & Defense-1.67%
Arconic, Inc.
5.87%, 02/23/2022 . . . . . . . . . . . . . . . . . . .	$ 2,480,000	$2,610,969
5.90%, 02/01/2027 . . . . . . . . . . . . . . . . . . .	2,516,000	2,870,341
TransDigm, Inc.
6.50%, 07/15/2024 . . . . . . . . . . . . . . . . . . .	3,002,075	3,075,881
7.50%, 03/15/2027 . . . . . . . . . . . . . . . . . . .	2,845,000	3,003,324
		11,560,515
Airlines-2.96%
Delta Air Lines, Inc.
3.63%, 03/15/2022 . . . . . . . . . . . . . . . . . . .	5,122,000	5,280,290
4.38%, 04/19/2028 . . . . . . . . . . . . . . . . . . .	5,273,000	5,590,382
United Airlines Holdings, Inc., 4.25%,
10/01/2022(b) . . . . . . . . . . . . . . . . . . . . . . . .	9,606,100	9,618,108
		20,488,780
Auto Components-2.40%
American Axle & Manufacturing, Inc., 6.25%,
04/01/2025(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,577,000	3,470,710
Dana, Inc., 5.50%, 12/15/2024 . . . . . . . . . . .	3,381,000	3,425,950
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(b) . . . . . . . . . . . . . . . . .	2,828,000	2,812,983
5.00%, 05/31/2026(b) . . . . . . . . . . . . . . . . .	3,001,000	2,957,786
Tenneco, Inc., 5.00%, 07/15/2026(b) . . . . . . .	4,592,000	3,960,715
		16,628,144
Automobiles-2.83%
Ford Motor Co., 4.35%, 12/08/2026 . . . . . . .	9,660,000	9,738,439
Ford Motor Credit Co. LLC, 5.58%,
03/18/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	9,230,000	9,883,035
		19,621,474
Banks-0.69%
CIT Group, Inc.
5.00%, 08/15/2022 . . . . . . . . . . . . . . . . . . .	2,249,000	2,356,981
5.25%, 03/07/2025 . . . . . . . . . . . . . . . . . . .	2,224,000	2,445,477
		4,802,458
Building Products-0.31%
Griffon Corp.
5.25%, 03/01/2022 . . . . . . . . . . . . . . . . . . .	918,000	920,289
5.75%, 03/01/2028(c) . . . . . . . . . . . . . . . . .	900,000	902,020
Owens Corning, 3.40%, 08/15/2026 . . . . . . .	300,000	314,422
		2,136,731
Chemicals-4.02%
Ashland LLC, 4.75%, 08/15/2022 . . . . . . . . .	2,828,000	2,948,190
Blue Cube Spinco LLC, 9.75%, 10/15/2023 .	1,462,000	1,542,849
CF Industries, Inc., 3.45%, 06/01/2023 . . . . .	5,291,000	5,370,418
Chemours Co. (The)
6.63%, 05/15/2023 . . . . . . . . . . . . . . . . . . .	1,666,000	1,614,829
5.38%, 05/15/2027(b) . . . . . . . . . . . . . . . . .	1,677,000	1,442,597
Huntsman International LLC
5.13%, 11/15/2022 . . . . . . . . . . . . . . . . . . .	2,109,000	2,267,419
4.50%, 05/01/2029 . . . . . . . . . . . . . . . . . . .	2,364,000	2,606,348
Olin Corp., 5.63%, 08/01/2029. . . . . . . . . . . .	1,629,000	1,643,905
PolyOne Corp., 5.25%, 03/15/2023 . . . . . . . .	2,617,000	2,793,621
	Principal
	Amount	Value
Chemicals-(continued)
Scotts Miracle-Gro Co. (The), 4.50%,
10/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,080,000	$ 3,195,577
Valvoline, Inc., 4.38%, 08/15/2025 . . . . . . . .	2,328,000	2,404,626
		27,830,379
Commercial Services & Supplies-1.49%
ADT Security Corp. (The), 3.50%,
07/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,509,000	3,510,028
Covanta Holding Corp.
5.88%, 03/01/2024 . . . . . . . . . . . . . . . . . . .	1,396,000	1,415,774
6.00%, 01/01/2027 . . . . . . . . . . . . . . . . . . .	1,456,000	1,503,826
Pitney Bowes, Inc., 4.63%, 03/15/2024(b). . .	4,111,000	3,883,189
		10,312,817
Communications Equipment-0.50%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021 . . . . . . . . . . . . . . . . . . .	1,503,150	1,585,643
6.63%, 08/01/2026 . . . . . . . . . . . . . . . . . . .	1,715,000	1,891,555
		3,477,198
Construction & Engineering-1.26%
AECOM
5.88%, 10/15/2024 . . . . . . . . . . . . . . . . . . .	2,575,000	2,831,432
5.13%, 03/15/2027 . . . . . . . . . . . . . . . . . . .	2,605,000	2,699,086
MasTec, Inc., 4.88%, 03/15/2023 . . . . . . . . .	3,174,000	3,185,696
		8,716,214
Construction Materials-0.22%
US Concrete, Inc., 6.38%, 06/01/2024 . . . . .	1,502,000	1,531,567
Consumer Finance-2.68%
Ally Financial, Inc.
8.00%, 03/15/2020 . . . . . . . . . . . . . . . . . . .	4,205,000	4,215,092
5.75%, 11/20/2025 . . . . . . . . . . . . . . . . . . .	4,108,000	4,624,869
Credit Acceptance Corp., 6.63%,
03/15/2026(c) . . . . . . . . . . . . . . . . . . . . . . . .	2,350,000	2,473,122
Navient Corp.
6.50%, 06/15/2022 . . . . . . . . . . . . . . . . . . .	3,195,000	3,338,775
6.75%, 06/15/2026(b) . . . . . . . . . . . . . . . . .	3,700,000	3,910,345
		18,562,203
Containers & Packaging-2.81%
Ball Corp.
4.00%, 11/15/2023 . . . . . . . . . . . . . . . . . . .	2,214,000	2,280,509
5.25%, 07/01/2025 . . . . . . . . . . . . . . . . . . .	2,120,000	2,315,644
Berry Global, Inc., 5.13%, 07/15/2023 . . . . .	4,035,000	4,047,024
Crown Americas LLC/Crown Americas
Capital Corp. IV, 4.50%, 01/15/2023 . . . . .	2,296,000	2,333,861
Crown Americas LLC/Crown Americas
Capital Corp. VI, 4.75%, 02/01/2026 . . . . .	2,326,000	2,405,311
Graphic Packaging International LLC, 4.75%,
04/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,066,000	3,120,789
Silgan Holdings, Inc., 4.13%, 02/01/2028(c) .	2,950,000	2,975,813
		19,478,951
Diversified Consumer Services-0.51%
Service Corp. International
5.38%, 05/15/2024 . . . . . . . . . . . . . . . . . . .	1,645,000	1,679,274
5.13%, 06/01/2029 . . . . . . . . . . . . . . . . . . .	1,725,000	1,868,347
		3,547,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Diversified Financial Services-0.38%
Washington Prime Group L.P., 6.45%,
08/15/2024(b) . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,150,000	$ 2,601,380
Diversified Telecommunication Services-2.05%
CenturyLink, Inc.
Series G, 6.88%, 01/15/2028 . . . . . . . . . . .	5,312,000	5,911,446
Series S, 6.45%, 06/15/2021 . . . . . . . . . . .	4,871,000	5,063,161
Zayo Group LLC/Zayo Capital, Inc., 6.38%,
05/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,114,000	3,190,558
		14,165,165
Electric Utilities-0.47%
DPL, Inc., 7.25%, 10/15/2021 . . . . . . . . . . . .	3,127,000	3,245,513
Electronic Equipment, Instruments & Components-1.14%
Anixter, Inc., 5.50%, 03/01/2023. . . . . . . . . .	3,056,000	3,240,628
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024 . . . . . . . . . . . . . . . . . . .	2,140,000	2,358,462
5.00%, 09/01/2025 . . . . . . . . . . . . . . . . . . .	2,199,000	2,286,048
		7,885,138
Energy Equipment & Services-1.10%
Forum Energy Technologies, Inc., 6.25%,
10/01/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,788,000	1,507,105
Nabors Industries, Inc., 5.75%, 02/01/2025 .	4,137,000	2,980,357
Oceaneering International, Inc., 4.65%,
11/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,377,000	3,158,373
SESI LLC, 7.75%, 09/15/2024 . . . . . . . . . . . .	620	301
		7,646,136
Entertainment-0.63%
Netflix, Inc.
5.50%, 02/15/2022 . . . . . . . . . . . . . . . . . . .	2,016,000	2,118,715
4.88%, 04/15/2028 . . . . . . . . . . . . . . . . . . .	2,111,000	2,227,601
		4,346,316
Equity REITs-5.43%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024 . . . . . . . . . . . . . . . . . . .	1,100,000	1,116,803
3.45%, 11/15/2029 . . . . . . . . . . . . . . . . . . .	1,150,000	1,174,576
Diversified Healthcare Trust, 4.75%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,132,000	4,333,829
Equinix, Inc.
2.63%, 11/18/2024 . . . . . . . . . . . . . . . . . . .	2,600,000	2,660,645
5.38%, 05/15/2027 . . . . . . . . . . . . . . . . . . .	2,382,000	2,569,344
FelCor Lodging L.P., 6.00%, 06/01/2025 . . .	2,797,000	2,903,048
GEO Group, Inc. (The), 6.00%,
04/15/2026(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,749,000	3,402,311
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 11/01/2023 . . . . . . . . . . . . . . . . . . .	1,431,000	1,564,713
5.38%, 04/15/2026 . . . . . . . . . . . . . . . . . . .	1,476,000	1,668,810
Iron Mountain, Inc., 5.75%, 08/15/2024 . . . .	5,079,000	5,129,739
MPT Operating Partnership L.P./MPT Finance
Corp., 5.00%, 10/15/2027 . . . . . . . . . . . . .	2,712,000	2,836,847
RHP Hotel Properties L.P./RHP Finance
Corp., 5.00%, 04/15/2023 . . . . . . . . . . . . .	1,298,000	1,319,631
Ryman Hospitality Properties, Inc., 4.75%,
10/15/2027(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,304,000	1,319,478
	Principal
	Amount	Value
Equity REITs-(continued)
Sabra Health Care L.P., 5.13%, 08/15/2026.	$ 2,081,000	$ 2,316,027
SBA Communications Corp., 4.88%,
09/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,184,000	3,278,867
		37,594,668
Food Products-0.74%
B&G Foods, Inc., 5.25%, 04/01/2025 . . . . . . .	2,341,000	2,316,595
TreeHouse Foods, Inc., 4.88%, 03/15/2022 .	2,826,000	2,826,882
		5,143,477
Gas Utilities-0.65%
AmeriGas Partners L.P./AmeriGas Finance
Corp.
5.63%, 05/20/2024 . . . . . . . . . . . . . . . . . . .	2,220,000	2,313,662
5.88%, 08/20/2026 . . . . . . . . . . . . . . . . . . .	2,075,000	2,156,693
		4,470,355
Health Care Equipment & Supplies-1.44%
Becton, Dickinson and Co.
2.89%, 06/06/2022 . . . . . . . . . . . . . . . . . . .	3,312,000	3,397,249
3.70%, 06/06/2027 . . . . . . . . . . . . . . . . . . .	3,426,000	3,783,670
Teleflex, Inc., 4.63%, 11/15/2027 . . . . . . . . .	2,640,000	2,775,300
		9,956,219
Health Care Providers & Services-7.06%
Acadia Healthcare Co., Inc., 5.63%,
02/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,457,000	2,480,550
Centene Corp.
6.13%, 02/15/2024 . . . . . . . . . . . . . . . . . . .	3,445,000	3,552,484
5.25%, 04/01/2025(c) . . . . . . . . . . . . . . . . .	4,577,000	4,720,031
4.63%, 12/15/2029(c) . . . . . . . . . . . . . . . . .	3,376,000	3,618,566
DaVita, Inc., 5.13%, 07/15/2024 . . . . . . . . . .	6,053,000	6,141,283
Encompass Health Corp.
5.75%, 11/01/2024 . . . . . . . . . . . . . . . . . . .	1,500,000	1,516,373
4.75%, 02/01/2030 . . . . . . . . . . . . . . . . . . .	1,500,000	1,551,225
HCA, Inc.
5.38%, 02/01/2025 . . . . . . . . . . . . . . . . . . .	5,010,000	5,549,001
5.63%, 09/01/2028 . . . . . . . . . . . . . . . . . . .	4,875,000	5,534,246
Magellan Health, Inc., 4.90%, 09/22/2024 . .	3,161,000	3,249,239
Molina Healthcare, Inc., 5.38%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,437,000	4,625,573
Tenet Healthcare Corp., 4.88%,
01/01/2026(c) . . . . . . . . . . . . . . . . . . . . . . . .	6,190,000	6,313,800
		48,852,371
Hotels, Restaurants & Leisure-5.16%
Aramark Services, Inc., 4.75%, 06/01/2026 .	4,975,000	5,135,804
Boyd Gaming Corp., 4.75%, 12/01/2027(c). .	2,450,000	2,424,226
Churchill Downs, Inc., 5.50%, 04/01/2027(c).	1,748,000	1,827,709
Cinemark USA, Inc., 4.88%, 06/01/2023. . . .	3,111,000	3,099,365
Eldorado Resorts, Inc., 6.00%, 04/01/2025 .	1,681,000	1,760,150
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,153,000	4,180,680
Marriott Ownership Resorts, Inc./ILG LLC,
6.50%, 09/15/2026 . . . . . . . . . . . . . . . . . . .	1,984,000	2,136,522
MGM Resorts International
6.00%, 03/15/2023 . . . . . . . . . . . . . . . . . . .	2,626,000	2,831,708
5.75%, 06/15/2025 . . . . . . . . . . . . . . . . . . .	2,585,000	2,837,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Hotels, Restaurants & Leisure-(continued)
Wyndham Destinations, Inc.
4.25%, 03/01/2022 . . . . . . . . . . . . . . . . . . .	$ 1,433,000	$1,418,660
Series J, 5.75%, 04/01/2027 . . . . . . . . . . .	1,479,000	1,567,810
Yum! Brands, Inc., 3.75%, 11/01/2021 . . . . .	6,485,000	6,513,858
		35,733,503
Household Durables-3.90%
Century Communities, Inc., 6.75%,
06/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,455,000	1,560,229
KB Home, 7.00%, 12/15/2021 . . . . . . . . . . . .	2,138,000	2,275,153
Lennar Corp.
4.50%, 04/30/2024 . . . . . . . . . . . . . . . . . . .	2,150,000	2,287,955
4.75%, 11/29/2027 . . . . . . . . . . . . . . . . . . .	2,193,000	2,446,511
Newell Brands, Inc.
3.85%, 04/01/2023 . . . . . . . . . . . . . . . . . . .	2,700,000	2,805,883
4.20%, 04/01/2026 . . . . . . . . . . . . . . . . . . .	2,800,000	2,925,148
PulteGroup, Inc.
4.25%, 03/01/2021 . . . . . . . . . . . . . . . . . . .	2,029,500	2,060,754
5.50%, 03/01/2026 . . . . . . . . . . . . . . . . . . .	2,043,000	2,256,131
Tempur Sealy International, Inc., 5.50%,
06/15/2026(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,643,000	2,770,260
Toll Brothers Finance Corp.
4.38%, 04/15/2023 . . . . . . . . . . . . . . . . . . .	1,450,340	1,525,272
4.88%, 03/15/2027 . . . . . . . . . . . . . . . . . . .	1,566,000	1,712,871
TRI Pointe Group, Inc./TRI Pointe Homes,
Inc., 5.88%, 06/15/2024 . . . . . . . . . . . . . . .	2,168,000	2,355,890
		26,982,057
Household Products-0.67%
Spectrum Brands, Inc., 5.75%, 07/15/2025 .	4,480,000	4,603,155
Independent Power and Renewable Electricity Producers-1.20%
AES Corp. (The), 5.13%, 09/01/2027 . . . . . .	3,197,000	3,326,958
NRG Energy, Inc., 6.63%, 01/15/2027. . . . . .	4,766,000	4,977,944
		8,304,902
Insurance-1.11%
Genworth Holdings, Inc., 7.63%,
09/24/2021(b) . . . . . . . . . . . . . . . . . . . . . . . .	7,499,000	7,716,996
Internet & Direct Marketing Retail-0.84%
QVC, Inc., 4.38%, 03/15/2023 . . . . . . . . . . . .	5,587,000	5,788,042
IT Services-0.37%
VeriSign, Inc.
4.63%, 05/01/2023 . . . . . . . . . . . . . . . . . . .	1,222,000	1,234,605
4.75%, 07/15/2027 . . . . . . . . . . . . . . . . . . .	1,253,000	1,307,543
		2,542,148
Machinery-1.00%
Trinity Industries, Inc., 4.55%, 10/01/2024 .	3,594,000	3,766,889
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024 . . . . . . . . . . . . . . . . . . .	1,400,000	1,518,072
4.95%, 09/15/2028 . . . . . . . . . . . . . . . . . . .	1,422,000	1,632,436
		6,917,397
Media-3.98%
AMC Networks, Inc.
5.00%, 04/01/2024 . . . . . . . . . . . . . . . . . . .	1,476,000	1,487,070
4.75%, 08/01/2025 . . . . . . . . . . . . . . . . . . .	1,513,000	1,511,162
	Principal
	Amount	Value
Media-(continued)
Charter Communications Operating LLC/
Charter Communications Operating Capital
Corp.
4.46%, 07/23/2022 . . . . . . . . . . . . . . . . . . .	$ 5,134,000	$ 5,444,186
4.91%, 07/23/2025 . . . . . . . . . . . . . . . . . . .	5,041,000	5,676,382
DISH DBS Corp.
6.75%, 06/01/2021 . . . . . . . . . . . . . . . . . . .	3,218,000	3,338,128
7.75%, 07/01/2026(b) . . . . . . . . . . . . . . . . .	3,807,000	4,097,893
Lamar Media Corp., 5.75%, 02/01/2026 . . . .	3,388,000	3,529,957
Meredith Corp., 6.88%, 02/01/2026 . . . . . . .	2,421,000	2,434,431
		27,519,209
Metals & Mining-3.36%
AK Steel Corp.
7.50%, 07/15/2023 . . . . . . . . . . . . . . . . . . .	1,632,000	1,692,523
7.00%, 03/15/2027 . . . . . . . . . . . . . . . . . . .	1,998,760	1,894,520
Allegheny Technologies, Inc.
7.88%, 08/15/2023 . . . . . . . . . . . . . . . . . . .	1,119,000	1,189,256
5.88%, 12/01/2027 . . . . . . . . . . . . . . . . . . .	1,200,000	1,203,600
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027(c) .	3,066,000	2,588,777
Commercial Metals Co., 5.75%, 04/15/2026.	3,001,000	3,105,652
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 . . . . . . . . . . . . . . . . . . .	4,000,000	4,029,540
5.25%, 09/01/2029(b) . . . . . . . . . . . . . . . . .	3,941,000	3,967,996
United States Steel Corp., 6.88%,
08/15/2025(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,111,000	3,567,999
		23,239,863
Mortgage REITs-0.73%
Starwood Property Trust, Inc.
5.00%, 12/15/2021 . . . . . . . . . . . . . . . . . . .	2,414,000	2,392,322
4.75%, 03/15/2025 . . . . . . . . . . . . . . . . . . .	2,624,000	2,684,129
		5,076,451
Oil, Gas & Consumable Fuels-8.62%
Antero Resources Corp., 5.63%,
06/01/2023(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,814,000	2,069,095
Callon Petroleum Co., 6.13%, 10/01/2024 . .	1,160,000	925,332
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024 . . . . . . . . . . . . . . . . . . .	1,500,000	1,719,792
5.88%, 03/31/2025 . . . . . . . . . . . . . . . . . . .	1,564,000	1,756,357
Continental Resources, Inc.
4.50%, 04/15/2023 . . . . . . . . . . . . . . . . . . .	2,230,000	2,337,457
4.38%, 01/15/2028 . . . . . . . . . . . . . . . . . . .	2,275,000	2,220,518
Devon Energy Corp., 5.85%, 12/15/2025(b) .	4,781,000	5,677,893
Diamondback Energy, Inc.
2.88%, 12/01/2024 . . . . . . . . . . . . . . . . . . .	1,125,000	1,149,108
3.50%, 12/01/2029 . . . . . . . . . . . . . . . . . . .	1,150,000	1,137,719
EQT Corp.
3.00%, 10/01/2022(b) . . . . . . . . . . . . . . . . .	1,600,000	1,338,000
3.90%, 10/01/2027(b) . . . . . . . . . . . . . . . . .	1,850,000	1,193,250
Gulfport Energy Corp., 6.00%, 10/15/2024 .	1,637,000	548,395
Hess Corp., 4.30%, 04/01/2027(b) . . . . . . . . .	5,821,000	6,167,585
Matador Resources Co., 5.88%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,191,000	1,068,952
Murphy Oil Corp., 5.75%, 08/15/2025 . . . . . .	4,359,000	4,240,675
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025 . . . . . . . . . . . . . . . . . . .	4,877,000	5,021,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
PDC Energy, Inc.
6.13%, 09/15/2024 . . . . . . . . . . . . . . . . . . .	$ 2,064,000	$ 1,935,650
6.25%, 12/01/2025 . . . . . . . . . . . . . . . . . . .	1,285,000	1,259,287
QEP Resources, Inc.
5.25%, 05/01/2023 . . . . . . . . . . . . . . . . . . .	1,370,000	1,207,655
5.63%, 03/01/2026(b) . . . . . . . . . . . . . . . . .	1,473,000	1,182,119
Range Resources Corp.
5.00%, 03/15/2023(b) . . . . . . . . . . . . . . . . .	1,581,000	1,149,687
4.88%, 05/15/2025(b) . . . . . . . . . . . . . . . . .	1,603,000	1,017,424
SM Energy Co.
6.13%, 11/15/2022 . . . . . . . . . . . . . . . . . . .	1,354,000	1,215,637
6.75%, 09/15/2026(b) . . . . . . . . . . . . . . . . .	1,426,000	1,130,601
Southwestern Energy Co.
6.20%, 01/23/2025 . . . . . . . . . . . . . . . . . . .	1,296,000	962,267
7.75%, 10/01/2027(b) . . . . . . . . . . . . . . . . .	1,300,000	988,032
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 5.38%,
02/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,944,000	5,076,746
Whiting Petroleum Corp.
6.25%, 04/01/2023(b) . . . . . . . . . . . . . . . . .	1,257,230	568,897
6.63%, 01/15/2026(b) . . . . . . . . . . . . . . . . .	1,394,000	512,330
WPX Energy, Inc.
5.25%, 09/15/2024 . . . . . . . . . . . . . . . . . . .	1,418,380	1,418,891
5.25%, 10/15/2027 . . . . . . . . . . . . . . . . . . .	1,500,000	1,478,925
		59,675,562
Personal Products-0.35%
Edgewell Personal Care Co., 4.70%,
05/24/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,379,000	2,441,741
Pharmaceuticals-0.40%
Elanco Animal Health, Inc.
5.02%, 08/28/2023 . . . . . . . . . . . . . . . . . . .	1,308,000	1,401,896
5.65%, 08/28/2028 . . . . . . . . . . . . . . . . . . .	1,195,000	1,370,620
		2,772,516
Professional Services-1.30%
IHS Markit Ltd.
4.13%, 08/01/2023 . . . . . . . . . . . . . . . . . . .	1,558,000	1,668,805
4.75%, 08/01/2028 . . . . . . . . . . . . . . . . . . .	1,500,000	1,751,644
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/01/2020 . . . . . . . . . . . . . . . . . . .	5,531,000	5,544,827
		8,965,276
Real Estate Management & Development-0.62%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024 . .	2,138,000	2,178,109
Newmark Group, Inc., 6.13%, 11/15/2023 . .	1,950,000	2,144,562
		4,322,671
Semiconductors & Semiconductor Equipment-0.97%
Amkor Technology, Inc., 6.63%,
09/15/2027(c) . . . . . . . . . . . . . . . . . . . . . . . .	3,475,000	3,759,429
Qorvo, Inc., 5.50%, 07/15/2026. . . . . . . . . . .	2,857,000	2,956,635
		6,716,064
Software-2.12%
CDK Global, Inc.
5.00%, 10/15/2024 . . . . . . . . . . . . . . . . . . .	1,219,000	1,324,675
4.88%, 06/01/2027 . . . . . . . . . . . . . . . . . . .	1,281,000	1,322,405
Citrix Systems, Inc., 4.50%, 12/01/2027. . . .	3,097,000	3,432,781
		Principal
		Amount	Value
Software-(continued)
NortonLifeLock, Inc., 4.20%, 09/15/2020. . .		$6,083,000	$ 6,110,899
Nuance Communications, Inc., 5.63%,
12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . .		2,345,640	2,480,098
			14,670,858
Specialty Retail-4.85%
Asbury Automotive Group, Inc., 6.00%,
12/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .		3,269,000	3,373,886
Gap, Inc. (The), 5.95%, 04/12/2021 . . . . . . .		6,099,000	6,214,028
Group 1 Automotive, Inc., 5.00%,
06/01/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .		3,533,000	3,528,608
L Brands, Inc.
5.63%, 02/15/2022 . . . . . . . . . . . . . . . . . . .		3,417,000	3,585,731
5.25%, 02/01/2028 . . . . . . . . . . . . . . . . . . .		4,141,000	4,027,019
Murphy Oil USA, Inc., 4.75%, 09/15/2029 . .		4,490,000	4,717,419
Penske Automotive Group, Inc.
5.75%, 10/01/2022 . . . . . . . . . . . . . . . . . . .		2,402,000	2,432,008
5.50%, 05/15/2026 . . . . . . . . . . . . . . . . . . .		2,505,000	2,565,997
Sally Holdings LLC/Sally Capital, Inc., 5.63%,
12/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .		3,065,000	3,112,768
			33,557,464
Technology Hardware, Storage & Peripherals-5.24%
EMC Corp., 3.38%, 06/01/2023(b) . . . . . . . . .		12,153,000	12,210,605
NCR Corp., 6.38%, 12/15/2023 . . . . . . . . . . .		3,950,000	4,034,747
Seagate HDD Cayman, 4.75%, 01/01/2025 .		6,942,000	7,344,708
Western Digital Corp., 4.75%, 02/15/2026 . .		7,178,000	7,424,744
Xerox Corp., 4.50%, 05/15/2021 . . . . . . . . . .		5,144,000	5,243,897
			36,258,701
Textiles, Apparel & Luxury Goods-0.44%
Under Armour, Inc., 3.25%, 06/15/2026. . . .		3,225,000	3,028,634
Thrifts & Mortgage Finance-0.75%
MGIC Investment Corp., 5.75%,
08/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .		2,561,000	2,805,358
Radian Group, Inc.
4.50%, 10/01/2024 . . . . . . . . . . . . . . . . . . .		1,121,420	1,186,367
4.88%, 03/15/2027 . . . . . . . . . . . . . . . . . . .		1,151,000	1,223,337
			5,215,062
Trading Companies & Distributors-1.69%
H&E Equipment Services, Inc., 5.63%,
09/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .		1,924,000	2,010,570
United Rentals North America, Inc., 4.88%,
01/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . .		5,670,000	5,829,611
WESCO Distribution, Inc., 5.38%,
12/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .		3,818,000	3,839,266
			11,679,447
Wireless Telecommunication Services-3.36%
Sprint Capital Corp., 6.88%, 11/15/2028 . . .		5,426,000	6,474,032
Sprint Corp., 7.88%, 09/15/2023. . . . . . . . . .		5,299,000	6,065,156
T-Mobile USA, Inc.
4.00%, 04/15/2022 . . . . . . . . . . . . . . . . . . .		5,291,000	5,443,079
6.50%, 01/15/2026 . . . . . . . . . . . . . . . . . . .		5,003,000	5,276,414
			23,258,681
Total U.S. Dollar Denominated Bonds & Notes
(Cost $683,433,275). . . . . . . . . . . . . . . . . .	.	. . . . . . . . . . .	681,588,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)

February 29, 2020 (Unaudited)

Shares ValueShares Value

Money Market Funds-0.11%			Money Market Funds-(continued)
Invesco Premier U.S. Government Money			Invesco Liquid Assets Portfolio, Institutional
Portfolio, Institutional Class, 1.46%(d)			Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . .	12,155,957	$12,162,036
. . . . . . . . . . . . . . . . . . . . . .(Cost $771,810)	771,810	$771,810	Total Investments Purchased with Cash Collateral from
TOTAL INVESTMENTS IN SECURITIES			Securities on Loan
(excluding investments purchased with cash collateral			(Cost $48,146,978) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	48,148,328
from securities on loan)-98.58%			TOTAL INVESTMENTS IN SECURITIES-105.54%
(Cost $684,205,085). . . . . . . . . . . . . . .		682,360,000
	. . . . . . . . . . .		(Cost $732,352,063). . . . . . . . . . . . . . . . . . . . .		730,508,328
				. . . . . . . . . . .

Investments Purchased with Cash Collateral			OTHER ASSETS LESS LIABILITIES-(5.54)% . . . .	. . . . . . . . . . .	(38,362,046)

			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$692,146,282
from Securities on Loan				. . . . . . . . . . .

Money Market Funds-6.96%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . .	35,986,292	35,986,292

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $32,922,971, which represented 4.76% of the Fund's Net Assets.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Consumer Discretionary	20.93
Industrials	11.68

Materials	10.41
Information Technology	10.34

Communication Services	10.02
Energy	9.72

Health Care	8.90
Financials	6.34

Real Estate	6.05
Sector Types Each Less Than 3%	4.08

Money Market Funds Plus Other Assets
Less Liabilities	1.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-2.29%
Boeing Co. (The)
2.70%, 05/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	$175,000	$179,103
3.20%, 03/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	171,000	183,104
General Dynamics Corp.
3.00%, 05/11/2021 . . . . . . . . . . . . . . . . . . . . . . .	91,000	92,893
3.75%, 05/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	106,000	120,456
Huntington Ingalls Industries, Inc., 3.48%,
12/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	95,000	102,912
L3Harris Technologies, Inc.
3.85%, 06/15/2023(b) . . . . . . . . . . . . . . . . . . . . .	63,000	67,488
4.40%, 06/15/2028(b) . . . . . . . . . . . . . . . . . . . . .	43,000	49,936
Lockheed Martin Corp.
2.50%, 11/23/2020 . . . . . . . . . . . . . . . . . . . . . . .	129,000	129,620
3.55%, 01/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	129,000	143,098
Northrop Grumman Corp.
2.55%, 10/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	78,000	80,370
3.25%, 01/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	101,000	109,064
Raytheon Co., 2.50%, 12/15/2022 . . . . . . . . . . . .	193,000	198,592
United Technologies Corp., 4.13%, 11/16/2028 .	144,000	168,831
		1,625,467
Air Freight & Logistics-0.96%
C.H. Robinson Worldwide, Inc., 4.20%,
04/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	105,000	118,855
FedEx Corp.
4.00%, 01/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	108,000	116,930
3.10%, 08/05/2029 . . . . . . . . . . . . . . . . . . . . . . .	115,000	120,445
United Parcel Service, Inc.
3.13%, 01/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	156,000	157,950
3.05%, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	154,000	166,859
		681,039
Airlines-0.23%
Southwest Airlines Co.
2.65%, 11/05/2020 . . . . . . . . . . . . . . . . . . . . . . .	80,000	80,534
2.63%, 02/10/2030 . . . . . . . . . . . . . . . . . . . . . . .	80,000	80,780
		161,314
Auto Components-0.33%
BorgWarner, Inc., 3.38%, 03/15/2025 . . . . . . . . .	102,000	108,688
Lear Corp.
5.25%, 01/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	58,000	59,597
3.80%, 09/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	60,000	63,681
		231,966
Automobiles-0.60%
General Motors Financial Co., Inc.
3.20%, 07/06/2021 . . . . . . . . . . . . . . . . . . . . . . .	202,000	204,438
4.35%, 01/17/2027 . . . . . . . . . . . . . . . . . . . . . . .	204,000	219,361
		423,799
Banks-7.23%
Bank of America Corp.
3.30%, 01/11/2023 . . . . . . . . . . . . . . . . . . . . . . .	306,000	321,189
3.25%, 10/21/2027 . . . . . . . . . . . . . . . . . . . . . . .	308,000	330,847
Citigroup, Inc.
4.50%, 01/14/2022 . . . . . . . . . . . . . . . . . . . . . . .	274,000	288,471
4.45%, 09/29/2027 . . . . . . . . . . . . . . . . . . . . . . .	280,000	316,454
	Principal
	Amount	Value
Banks-(continued)
Citizens Bank N.A., 3.75%, 02/18/2026 . . . . . . . .	$101,000	$ 111,797
Comerica, Inc.
3.70%, 07/31/2023 . . . . . . . . . . . . . . . . . . . . . . .	50,000	53,734
4.00%, 02/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	63,000	71,479
Fifth Third Bank
2.25%, 06/14/2021 . . . . . . . . . . . . . . . . . . . . . . .	126,000	127,473
3.95%, 07/28/2025 . . . . . . . . . . . . . . . . . . . . . . .	88,000	98,669
First Horizon National Corp., 3.50%,
12/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	81,000	82,071
First Republic Bank, 2.50%, 06/06/2022. . . . . . . .	126,000	128,976
Huntington Bancshares, Inc.
3.15%, 03/14/2021 . . . . . . . . . . . . . . . . . . . . . . .	66,000	66,874
2.55%, 02/04/2030 . . . . . . . . . . . . . . . . . . . . . . .	75,000	76,790
JPMorgan Chase & Co.
4.50%, 01/24/2022 . . . . . . . . . . . . . . . . . . . . . . .	347,000	365,829
2.95%, 10/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	361,000	383,116
KeyBank N.A., 3.30%, 06/01/2025 . . . . . . . . . . . .	88,000	95,340
KeyCorp, 5.10%, 03/24/2021. . . . . . . . . . . . . . . . .	79,000	81,801
Manufacturers and Traders Trust Co.
2.63%, 01/25/2021 . . . . . . . . . . . . . . . . . . . . . . .	126,000	126,924
2.90%, 02/06/2025 . . . . . . . . . . . . . . . . . . . . . . .	88,000	93,510
People's United Financial, Inc., 3.65%,
12/06/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91,000	95,140
PNC Bank N.A., 2.15%, 04/29/2021 . . . . . . . . . . .	202,000	203,841
PNC Financial Services Group, Inc. (The), 2.55%,
01/22/2030 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	155,198
Regions Financial Corp., 3.80%, 08/14/2023 . . . .	154,000	165,868
Truist Bank
3.20%, 04/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	101,000	107,027
3.63%, 09/16/2025 . . . . . . . . . . . . . . . . . . . . . . .	126,000	138,078
U.S. Bancorp
3.38%, 02/05/2024 . . . . . . . . . . . . . . . . . . . . . . .	164,000	175,795
Series V, 2.38%, 07/22/2026 . . . . . . . . . . . . . . .	156,000	163,429
Wells Fargo & Co.
2.63%, 07/22/2022 . . . . . . . . . . . . . . . . . . . . . . .	342,000	350,729
3.00%, 04/22/2026 . . . . . . . . . . . . . . . . . . . . . . .	341,000	361,640
		5,138,089
Beverages-1.64%
Coca-Cola Co. (The)
3.30%, 09/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	185,000	191,007
2.88%, 10/27/2025 . . . . . . . . . . . . . . . . . . . . . . .	185,000	199,962
Constellation Brands, Inc.
4.25%, 05/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	54,000	58,373
3.60%, 02/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	68,000	73,243
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023 . . . . . . . . . . . . . . . . . . . . . . .	63,000	67,840
4.60%, 05/25/2028 . . . . . . . . . . . . . . . . . . . . . . .	63,000	72,852
Molson Coors Beverage Co.
2.10%, 07/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	59,000	59,475
3.00%, 07/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	76,389
PepsiCo, Inc.
2.75%, 03/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	180,000	187,315
3.00%, 10/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	164,000	178,910
		1,165,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Biotechnology-1.54%
AbbVie, Inc.
2.50%, 05/14/2020 . . . . . . . . . . . . . . . . . . . . . . .	$155,000	$ 155,122
3.20%, 11/21/2029(b) . . . . . . . . . . . . . . . . . . . . .	154,000	162,768
Amgen, Inc.
3.88%, 11/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	141,000	146,155
2.60%, 08/19/2026 . . . . . . . . . . . . . . . . . . . . . . .	157,000	166,242
Biogen, Inc.
2.90%, 09/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	79,000	79,616
4.05%, 09/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	83,000	93,230
Gilead Sciences, Inc.
2.55%, 09/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	142,000	142,614
3.65%, 03/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	133,000	146,373
		1,092,120
Building Products-0.25%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023 . . . . . . . . . . . . . . . . . . . . . . .	29,000	31,408
3.25%, 09/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	38,000	40,562
Masco Corp., 4.38%, 04/01/2026 . . . . . . . . . . . . .	91,000	102,951
		174,921
Capital Markets-4.11%
Ameriprise Financial, Inc.
4.00%, 10/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	84,000	91,177
2.88%, 09/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	93,000	98,615
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023 . . . . . . . . . . . . . . . . . . . . . . .	138,000	141,502
3.85%, 04/28/2028 . . . . . . . . . . . . . . . . . . . . . . .	134,000	153,402
BlackRock, Inc.
3.50%, 03/18/2024 . . . . . . . . . . . . . . . . . . . . . . .	124,000	133,928
3.20%, 03/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	121,000	133,859
Charles Schwab Corp. (The)
4.45%, 07/22/2020 . . . . . . . . . . . . . . . . . . . . . . .	99,000	100,117
3.20%, 03/02/2027 . . . . . . . . . . . . . . . . . . . . . . .	101,000	110,176
CME Group, Inc.
3.00%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	81,000	84,528
3.00%, 03/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	91,000	96,969
E*TRADE Financial Corp., 2.95%, 08/24/2022 . . .	111,000	114,879
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022 . . . . . . . . . . . . . . . . . . . . . . .	192,000	206,828
3.50%, 11/16/2026 . . . . . . . . . . . . . . . . . . . . . . .	202,000	217,113
Jefferies Group LLC, 6.88%, 04/15/2021. . . . . . .	48,000	50,681
Jefferies Group LLC/Jefferies Group Capital
Finance, Inc., 4.85%, 01/15/2027 . . . . . . . . . . .	63,000	69,853
Morgan Stanley
3.63%, 01/20/2027 . . . . . . . . . . . . . . . . . . . . . . .	187,000	204,724
Series F, 3.88%, 04/29/2024 . . . . . . . . . . . . . . .	193,000	209,677
Nasdaq, Inc.
4.25%, 06/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	36,000	39,478
3.85%, 06/30/2026 . . . . . . . . . . . . . . . . . . . . . . .	43,000	47,341
Northern Trust Corp.
3.45%, 11/04/2020 . . . . . . . . . . . . . . . . . . . . . . .	78,000	78,983
3.95%, 10/30/2025 . . . . . . . . . . . . . . . . . . . . . . .	73,000	82,180
Raymond James Financial, Inc., 3.63%,
09/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	101,000	111,408
State Street Corp.
2.55%, 08/18/2020 . . . . . . . . . . . . . . . . . . . . . . .	97,000	97,424
3.55%, 08/18/2025 . . . . . . . . . . . . . . . . . . . . . . .	111,000	122,360
	Principal
	Amount	Value
Capital Markets-(continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	$ 54,000	$55,395
3.30%, 04/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	65,000	70,515
		2,923,112
Chemicals-2.61%
Celanese US Holdings LLC, 4.63%, 11/15/2022 .	91,000	98,088
DuPont de Nemours, Inc.
4.21%, 11/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	169,000	184,426
4.73%, 11/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	159,000	185,004
Eastman Chemical Co.
3.60%, 08/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	55,000	57,450
3.80%, 03/15/2025(c) . . . . . . . . . . . . . . . . . . . . .	68,000	74,172
Ecolab, Inc.
4.35%, 12/08/2021 . . . . . . . . . . . . . . . . . . . . . . .	66,000	69,496
2.70%, 11/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	80,000	85,689
FMC Corp., 3.20%, 10/01/2026 . . . . . . . . . . . . . . .	63,000	67,325
LYB International Finance II B.V., 3.50%,
03/02/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121,000	131,458
LyondellBasell Industries N.V., 5.75%,
04/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	126,000	144,582
Mosaic Co. (The)
4.25%, 11/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	68,000	73,243
4.05%, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	64,000	67,769
PPG Industries, Inc.
3.60%, 11/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	69,000	70,014
3.75%, 03/15/2028(c) . . . . . . . . . . . . . . . . . . . . .	68,000	76,611
Praxair, Inc.
2.45%, 02/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	110,000	111,894
3.20%, 01/30/2026 . . . . . . . . . . . . . . . . . . . . . . .	106,000	114,859
Sherwin-Williams Co. (The)
2.75%, 06/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	63,000	64,862
3.45%, 06/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	73,000	79,638
Westlake Chemical Corp., 3.60%, 08/15/2026 . . .	89,000	95,259
		1,851,839
Commercial Services & Supplies-0.61%
Cintas Corp. No. 2
2.90%, 04/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	38,000	38,965
3.70%, 04/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	43,000	48,532
Republic Services, Inc.
3.55%, 06/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	73,000	76,333
3.95%, 05/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	74,000	84,970
Waste Management, Inc.
2.95%, 06/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	81,000	85,565
3.45%, 06/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	91,000	100,769
		435,134
Communications Equipment-0.82%
Cisco Systems, Inc.
3.63%, 03/04/2024 . . . . . . . . . . . . . . . . . . . . . . .	169,000	184,114
2.50%, 09/20/2026 . . . . . . . . . . . . . . . . . . . . . . .	188,000	198,746
Juniper Networks, Inc.
4.50%, 03/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	37,000	40,869
3.75%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	43,000	46,579
Motorola Solutions, Inc.
4.00%, 09/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	53,000	57,483
4.60%, 05/23/2029 . . . . . . . . . . . . . . . . . . . . . . .	48,000	55,109
		582,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Construction & Engineering-0.17%
Fluor Corp.
3.50%, 12/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	$ 66,000	$63,975
4.25%, 09/15/2028(c) . . . . . . . . . . . . . . . . . . . . .	60,000	56,261
		120,236
Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	81,000	88,937
Consumer Finance-1.17%
American Express Co., 2.50%, 08/01/2022 . . . . .	144,000	147,018
American Express Credit Corp., 3.30%,
05/03/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141,000	154,908
Capital One Financial Corp.
2.50%, 05/12/2020 . . . . . . . . . . . . . . . . . . . . . . .	160,000	160,122
4.20%, 10/29/2025 . . . . . . . . . . . . . . . . . . . . . . .	151,000	163,767
Discover Bank
3.10%, 06/04/2020 . . . . . . . . . . . . . . . . . . . . . . .	101,000	101,217
3.45%, 07/27/2026 . . . . . . . . . . . . . . . . . . . . . . .	101,000	107,789
		834,821
Containers & Packaging-0.72%
Avery Dennison Corp., 4.88%, 12/06/2028 . . . . .	81,000	97,046
International Paper Co.
3.65%, 06/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	78,000	84,257
3.00%, 02/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	98,000	105,282
Packaging Corp. of America
4.50%, 11/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	40,000	43,901
3.40%, 12/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	45,000	49,495
WRKCo Inc., 4.90%, 03/15/2029 . . . . . . . . . . . . . .	115,000	135,005
		514,986
Diversified Consumer Services-0.12%
Block Financial LLC, 4.13%, 10/01/2020 . . . . . . .	82,000	82,949
Diversified Financial Services-1.49%
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023 . . . . . . . . . . . . . . . . . . . . . . .	101,000	107,447
4.35%, 04/20/2028 . . . . . . . . . . . . . . . . . . . . . . .	101,000	113,724
Berkshire Hathaway, Inc.
2.75%, 03/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	304,000	316,101
3.13%, 03/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	301,000	326,258
Voya Financial, Inc., 3.65%, 06/15/2026 . . . . . . .	175,000	193,561
		1,057,091
Diversified Telecommunication Services-1.75%
AT&T, Inc.
2.45%, 06/30/2020 . . . . . . . . . . . . . . . . . . . . . . .	308,000	308,310
3.40%, 05/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	305,000	325,109
Verizon Communications, Inc.
5.15%, 09/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	263,000	295,994
4.33%, 09/21/2028 . . . . . . . . . . . . . . . . . . . . . . .	270,000	317,677
		1,247,090
Electric Utilities-3.85%
American Electric Power Co., Inc., 3.20%,
11/13/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	106,000	114,211
Avangrid, Inc.
3.15%, 12/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	63,000	66,858
3.80%, 06/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	63,000	70,068
Consolidated Edison Co. of New York, Inc.,
Series D, 4.00%, 12/01/2028 . . . . . . . . . . . . . . .	91,000	106,165
	Principal
	Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
3.75%, 04/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	$144,000	$ 154,843
2.65%, 09/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	151,000	157,445
Edison International, 4.13%, 03/15/2028 . . . . . . .	101,000	110,309
Entergy Corp.
4.00%, 07/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	83,000	87,138
2.95%, 09/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	82,000	86,463
Evergy, Inc.
2.45%, 09/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	25,000	25,747
2.90%, 09/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	25,000	25,856
Eversource Energy, Series K, 2.75%,
03/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,000	74,844
Exelon Corp.
3.50%, 06/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	124,000	128,692
3.95%, 06/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	121,000	133,572
FirstEnergy Corp.
Series B, 4.25%, 03/15/2023 . . . . . . . . . . . . . . .	63,000	67,430
Series B, 3.90%, 07/15/2027 . . . . . . . . . . . . . . .	73,000	80,948
Interstate Power and Light Co.
3.25%, 12/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	44,000	46,933
4.10%, 09/26/2028 . . . . . . . . . . . . . . . . . . . . . . .	48,000	55,961
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	121,000	124,587
3.55%, 05/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	121,000	131,669
NSTAR Electric Co., 3.20%, 05/15/2027. . . . . . . .	73,000	79,393
Ohio Power Co., Series M, 5.38%, 10/01/2021 . .	91,000	96,953
PPL Capital Funding, Inc.
3.40%, 06/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	84,000	88,257
3.10%, 05/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	101,000	107,185
Southern California Edison Co., Series C, 3.50%,
10/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91,000	97,163
Southern Co. (The)
2.35%, 07/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	136,000	137,061
3.25%, 07/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	128,000	137,401
Xcel Energy, Inc., 3.30%, 06/01/2025. . . . . . . . . .	132,000	141,297
		2,734,449
Electrical Equipment-0.28%
Emerson Electric Co.
2.63%, 02/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	91,000	94,307
3.15%, 06/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	98,000	105,950
		200,257
Electronic Equipment, Instruments & Components-1.36%
Amphenol Corp., 2.80%, 02/15/2030 . . . . . . . . . .	100,000	102,555
Arrow Electronics, Inc.
3.25%, 09/08/2024 . . . . . . . . . . . . . . . . . . . . . . .	83,000	85,845
3.88%, 01/12/2028 . . . . . . . . . . . . . . . . . . . . . . .	73,000	78,703
Avnet, Inc., 4.63%, 04/15/2026. . . . . . . . . . . . . . .	116,000	126,761
Flex Ltd.
5.00%, 02/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	68,000	73,898
4.75%, 06/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	68,000	75,218
Jabil, Inc.
4.70%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	58,000	62,197
3.95%, 01/12/2028(c) . . . . . . . . . . . . . . . . . . . . .	68,000	74,099
Keysight Technologies, Inc.
4.55%, 10/30/2024 . . . . . . . . . . . . . . . . . . . . . . .	30,000	33,550
4.60%, 04/06/2027 . . . . . . . . . . . . . . . . . . . . . . .	33,000	37,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tech Data Corp.
3.70%, 02/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	$ 73,000	$74,546
4.95%, 02/15/2027(c) . . . . . . . . . . . . . . . . . . . . .	72,000	75,910
Trimble, Inc., 4.90%, 06/15/2028 . . . . . . . . . . . . .	58,000	66,729
		967,776
Energy Equipment & Services-0.97%
Halliburton Co.
3.50%, 08/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	88,000	92,715
3.80%, 11/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	88,000	96,595
National Oilwell Varco, Inc., 3.60%, 12/01/2029 .	148,000	151,681
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028 .	63,000	60,790
Schlumberger Investment S.A., 3.65%,
12/01/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	269,000	287,224
		689,005
Entertainment-0.79%
Activision Blizzard, Inc.
2.30%, 09/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	48,000	48,509
3.40%, 09/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	63,000	67,821
Electronic Arts, Inc., 3.70%, 03/01/2021 . . . . . . .	91,000	92,912
Walt Disney Co. (The)
1.75%, 08/30/2024 . . . . . . . . . . . . . . . . . . . . . . .	169,000	171,893
2.00%, 09/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	179,000	180,692
		561,827
Equity REITs-5.50%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	38,000	41,496
3.45%, 04/30/2025 . . . . . . . . . . . . . . . . . . . . . . .	38,000	41,168
American Homes 4 Rent L.P., 4.25%,
02/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58,000	64,036
American Tower Corp.
3.50%, 01/31/2023 . . . . . . . . . . . . . . . . . . . . . . .	79,000	83,318
3.80%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	78,000	86,095
AvalonBay Communities, Inc., 3.45%,
06/01/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	112,000	122,533
Boston Properties L.P.
4.13%, 05/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	66,000	67,705
3.65%, 02/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	80,123
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	34,000	36,895
4.13%, 05/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	40,000	44,725
Camden Property Trust, 3.15%, 07/01/2029 . . . .	81,000	88,221
CBRE Services, Inc., 4.88%, 03/01/2026 . . . . . . .	115,000	132,247
Crown Castle International Corp.
5.25%, 01/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	68,000	74,650
3.65%, 09/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	81,000	88,348
Digital Realty Trust L.P.
3.95%, 07/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	48,000	50,384
3.70%, 08/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	63,000	69,294
EPR Properties, 3.75%, 08/15/2029 . . . . . . . . . . .	63,000	66,881
ERP Operating L.P.
4.63%, 12/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	63,000	66,132
2.85%, 11/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	68,000	72,151
Essex Portfolio L.P., 3.50%, 04/01/2025 . . . . . . .	90,000	97,621
Healthcare Trust of America Holdings L.P.,
3.10%, 02/15/2030 . . . . . . . . . . . . . . . . . . . . . . .	63,000	65,965
	Principal
	Amount	Value
Equity REITs-(continued)
Healthpeak Properties, Inc.
3.88%, 08/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	$ 63,000	$68,616
3.50%, 07/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	63,000	69,408
Host Hotels & Resorts L.P., Series H, 3.38%,
12/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,000	145,014
Hudson Pacific Properties L.P., 4.65%,
04/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53,000	61,890
Kilroy Realty L.P., 3.05%, 02/15/2030 . . . . . . . . .	68,000	71,090
Kimco Realty Corp.
3.30%, 02/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	48,000	51,488
2.80%, 10/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,513
LifeStorage L.P., 3.50%, 07/01/2026 . . . . . . . . . .	50,000	53,863
Mid-America Apartments L.P., 3.60%,
06/01/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	89,000	97,223
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	31,000	33,494
5.25%, 01/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	28,000	32,166
Prologis L.P.
4.25%, 08/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	68,000	74,058
2.25%, 04/15/2030 . . . . . . . . . . . . . . . . . . . . . . .	75,000	75,507
Public Storage
2.37%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	63,000	64,687
3.09%, 09/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	66,000	71,459
Realty Income Corp.
3.25%, 10/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	41,000	42,906
4.13%, 10/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	40,000	45,857
Regency Centers L.P., 3.60%, 02/01/2027 . . . . .	72,000	78,892
Service Properties Trust, 4.35%, 10/01/2024 . . .	91,000	96,154
Simon Property Group L.P.
2.00%, 09/13/2024 . . . . . . . . . . . . . . . . . . . . . . .	96,000	97,536
2.45%, 09/13/2029 . . . . . . . . . . . . . . . . . . . . . . .	101,000	103,102
SL Green Operating Partnership L.P., 3.25%,
10/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,000	81,103
Spirit Realty L.P., 3.40%, 01/15/2030. . . . . . . . . .	73,000	77,883
UDR, Inc., 3.20%, 01/15/2030 . . . . . . . . . . . . . . . .	80,000	84,623
Ventas Realty L.P., 4.40%, 01/15/2029 . . . . . . . .	68,000	77,862
Ventas Realty L.P./Ventas Capital Corp., 3.25%,
08/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,000	75,957
VEREIT Operating Partnership L.P.
4.60%, 02/06/2024 . . . . . . . . . . . . . . . . . . . . . . .	36,000	39,633
4.88%, 06/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	43,000	49,198
Welltower, Inc.
3.63%, 03/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	80,000	86,194
4.00%, 06/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	81,000	89,488
Weyerhaeuser Co.
4.63%, 09/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	57,000	62,685
4.00%, 11/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	68,000	77,713
WP Carey, Inc., 4.60%, 04/01/2024 . . . . . . . . . . .	74,000	80,970
		3,910,220
Food & Staples Retailing-2.56%
Costco Wholesale Corp.
2.75%, 05/18/2024 . . . . . . . . . . . . . . . . . . . . . . .	164,000	173,497
3.00%, 05/18/2027 . . . . . . . . . . . . . . . . . . . . . . .	158,000	172,001
Kroger Co. (The)
3.85%, 08/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	124,000	133,518
2.65%, 10/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	144,000	149,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
Food & Staples Retailing-(continued)			Health Care Equipment & Supplies-(continued)
Sysco Corp.			Stryker Corp.
2.60%, 10/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	$105,000	$ 105,598	2.63%, 03/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	$ 76,000	$76,632
3.30%, 07/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	104,000	113,183	3.50%, 03/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	69,000	75,586
Walgreens Boots Alliance, Inc.			Zimmer Biomet Holdings, Inc.
3.80%, 11/18/2024 . . . . . . . . . . . . . . . . . . . . . . .	137,000	146,288	2.70%, 04/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	62,000	62,040
3.45%, 06/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	144,000	151,561	3.55%, 04/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	63,000	67,683
Walmart, Inc.					857,066
3.40%, 06/26/2023	303,000	323,886
			Health Care Providers & Services-4.36%
3.70%, 06/26/2028 . . . . . . . . . . . . . . . . . . . . . . .	308,000	350,101
			AmerisourceBergen Corp.

		1,819,049
			3.50%, 11/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	129,000	132,615

Food Products-2.78%			3.45%, 12/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	141,000	152,796
Archer-Daniels-Midland Co., 2.50%, 08/11/2026 .	240,000	250,191	Anthem, Inc.
Bunge Ltd. Finance Corp.			3.13%, 05/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	132,000	136,353
3.50%, 11/24/2020 . . . . . . . . . . . . . . . . . . . . . . .	84,000	85,158	3.65%, 12/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	139,000	152,186
3.25%, 08/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	109,000	112,877	Cardinal Health, Inc.
Campbell Soup Co.			2.62%, 06/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	135,000	138,208
3.65%, 03/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,877	3.41%, 06/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	134,000	142,857
4.15%, 03/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	68,000	75,849	Cigna Corp.
Conagra Brands, Inc.			3.75%, 07/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	96,000	102,415
3.80%, 10/22/2021 . . . . . . . . . . . . . . . . . . . . . . .	63,000	65,517	4.38%, 10/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	99,000	112,814
4.85%, 11/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	60,000	69,893	CVS Health Corp.
General Mills, Inc.			3.70%, 03/09/2023 . . . . . . . . . . . . . . . . . . . . . . .	187,000	197,630
3.15%, 12/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	83,000	85,323	4.30%, 03/25/2028 . . . . . . . . . . . . . . . . . . . . . . .	182,000	204,057
4.20%, 04/17/2028 . . . . . . . . . . . . . . . . . . . . . . .	96,000	110,567	DH Europe Finance II S.a.r.l.
Hershey Co. (The)			2.20%, 11/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	88,000	90,585
3.38%, 05/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	50,000	53,411	2.60%, 11/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	88,000	91,709
2.30%, 08/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	76,666	HCA, Inc.
Ingredion, Inc., 3.20%, 10/01/2026. . . . . . . . . . . .	93,000	99,299	5.00%, 03/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	105,000	116,793
JM Smucker Co. (The)			4.13%, 06/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	125,000	137,318
3.50%, 10/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	53,000	54,709	Humana, Inc.
3.50%, 03/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	63,000	68,438	3.15%, 12/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	90,000	93,533
Kellogg Co.			3.95%, 03/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	104,000	115,231
4.00%, 12/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	83,000	84,504	Laboratory Corp. of America Holdings
3.25%, 04/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	81,000	88,050	3.60%, 02/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	63,000	67,981
McCormick & Co., Inc.			2.95%, 12/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	60,000	62,612
2.70%, 08/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	48,000	49,373	McKesson Corp.
3.40%, 08/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	48,000	52,432	3.80%, 03/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	155,000	166,798
Mondelez International, Inc.			3.95%, 02/16/2028 . . . . . . . . . . . . . . . . . . . . . . .	159,000	176,033
4.00%, 02/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	116,000	126,159	Quest Diagnostics, Inc.
4.13%, 05/07/2028(c) . . . . . . . . . . . . . . . . . . . . .	106,000	124,038	4.70%, 04/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	44,000	45,425
Tyson Foods, Inc.			2.95%, 06/30/2030 . . . . . . . . . . . . . . . . . . . . . . .	60,000	62,161
3.95%, 08/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	91,000	99,398	UnitedHealth Group, Inc.
3.55%, 06/02/2027 . . . . . . . . . . . . . . . . . . . . . . .	86,000	94,199	2.70%, 07/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	195,000	195,716
			3.75%, 07/15/2025	187,000	207,392
		1,978,928
Gas Utilities-0.25%			Hotels, Restaurants & Leisure-1.85%		3,101,218

Atmos Energy Corp., 3.00%, 06/15/2027. . . . . . .	91,000	97,769
National Fuel Gas Co., 3.75%, 03/01/2023 . . . . . .	75,000	78,663	Carnival Corp., 3.95%, 10/15/2020 . . . . . . . . . . . .	162,000	164,279
			Darden Restaurants, Inc., 3.85%, 05/01/2027	104,000	114,082
		176,432
			Las Vegas Sands Corp.
Health Care Equipment & Supplies-1.21%
			3.20%, 08/08/2024 . . . . . . . . . . . . . . . . . . . . . . .	111,000	115,147
Abbott Laboratories
			3.50%, 08/18/2026 . . . . . . . . . . . . . . . . . . . . . . .	111,000	116,096
3.40%, 11/30/2023 . . . . . . . . . . . . . . . . . . . . . . .	111,000	118,717
			Marriott International, Inc.
3.75%, 11/30/2026 . . . . . . . . . . . . . . . . . . . . . . .	104,000	117,417
			2.30%, 01/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	62,000	62,821
Baxter International, Inc., 2.60%, 08/15/2026 . . .	136,000	142,482
			Series R, 3.13%, 06/15/2026 . . . . . . . . . . . . . . .	76,000	79,831
Boston Scientific Corp., 3.45%, 03/01/2024. . . . .	106,000	113,032
			McDonald's Corp.
Edwards Lifesciences Corp., 4.30%, 06/15/2028.	72,000	83,477
			2.63%, 01/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	149,000	152,328

			3.70%, 01/30/2026 . . . . . . . . . . . . . . . . . . . . . . .	144,000	158,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Hotels, Restaurants & Leisure-(continued)
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	$ 68,000	$73,175
3.70%, 03/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	63,000	64,763
Starbucks Corp.
3.10%, 03/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	101,000	105,930
3.80%, 08/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	101,000	111,475
		1,318,210
Household Durables-0.78%
D.R. Horton, Inc., 2.50%, 10/15/2024 . . . . . . . . .	100,000	103,556
Leggett & Platt, Inc., 3.50%, 11/15/2027 . . . . . . .	85,000	92,014
Mohawk Industries, Inc., 3.85%, 02/01/2023 . . . .	111,000	117,787
NVR, Inc., 3.95%, 09/15/2022 . . . . . . . . . . . . . . . .	73,000	77,236
Whirlpool Corp., 4.75%, 02/26/2029 . . . . . . . . . . .	139,000	161,712
		552,305
Household Products-1.39%
Clorox Co. (The)
3.05%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	47,000	48,752
3.90%, 05/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	50,000	58,180
Colgate-Palmolive Co., 3.25%, 03/15/2024 . . . . .	190,000	205,928
Kimberly-Clark Corp., 3.20%, 04/25/2029 . . . . . .	187,000	208,149
Procter & Gamble Co. (The)
2.15%, 08/11/2022 . . . . . . . . . . . . . . . . . . . . . . .	220,000	225,801
2.45%, 11/03/2026 . . . . . . . . . . . . . . . . . . . . . . .	220,000	237,824
		984,634
Industrial Conglomerates-1.84%
3M Co.
3.25%, 02/14/2024 . . . . . . . . . . . . . . . . . . . . . . .	139,000	148,290
2.88%, 10/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	143,000	151,513
Carlisle Cos., Inc., 3.75%, 12/01/2027 . . . . . . . . .	74,000	81,642
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	265,000	265,752
3.37%, 11/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	270,000	288,065
Honeywell International, Inc.
1.85%, 11/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	133,000	134,412
2.50%, 11/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	140,000	149,028
Roper Technologies, Inc.
3.00%, 12/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	39,000	39,345
3.80%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	42,000	46,721
		1,304,768
Insurance-6.46%
Aflac, Inc., 3.63%, 11/15/2024 . . . . . . . . . . . . . . .	207,000	225,895
Allstate Corp. (The)
3.15%, 06/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	106,000	112,535
3.28%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	106,000	115,344
American International Group, Inc.
4.88%, 06/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	153,000	163,115
3.90%, 04/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	169,000	187,261
Aon Corp., 3.75%, 05/02/2029 . . . . . . . . . . . . . . .	68,000	75,886
Aon PLC, 3.50%, 06/14/2024 . . . . . . . . . . . . . . . .	68,000	72,856
Arch Capital Finance LLC, 4.01%, 12/15/2026 . .	96,000	110,735
Assured Guaranty US Holdings, Inc., 5.00%,
07/01/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,000	83,070
Brighthouse Financial, Inc., 3.70%, 06/22/2027 .	207,000	214,344
Brown & Brown, Inc., 4.20%, 09/15/2024. . . . . . .	61,000	66,365
	Principal
	Amount	Value
Insurance-(continued)
Chubb INA Holdings, Inc.
2.30%, 11/03/2020 . . . . . . . . . . . . . . . . . . . . . . .	$116,000	$ 116,446
3.35%, 05/03/2026 . . . . . . . . . . . . . . . . . . . . . . .	111,000	122,622
CNA Financial Corp.
3.95%, 05/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	67,000	72,739
3.90%, 05/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	73,000	83,697
CNO Financial Group, Inc., 5.25%, 05/30/2029 . .	88,000	100,888
Globe Life, Inc., 4.55%, 09/15/2028 . . . . . . . . . . .	86,000	100,391
Hartford Financial Services Group, Inc. (The),
2.80%, 08/19/2029 . . . . . . . . . . . . . . . . . . . . . . .	222,000	235,393
Lincoln National Corp.
4.00%, 09/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	101,000	109,206
3.80%, 03/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	101,000	113,283
Loews Corp.
2.63%, 05/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	78,000	81,013
3.75%, 04/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	81,468
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	74,000	80,522
4.38%, 03/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	73,000	85,188
MetLife, Inc.
3.60%, 04/10/2024 . . . . . . . . . . . . . . . . . . . . . . .	179,000	195,400
3.60%, 11/13/2025 . . . . . . . . . . . . . . . . . . . . . . .	177,000	195,237
Old Republic International Corp., 3.88%,
08/26/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99,000	109,556
Principal Financial Group, Inc., 3.70%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	202,000	230,132
Progressive Corp. (The)
3.75%, 08/23/2021 . . . . . . . . . . . . . . . . . . . . . . .	81,000	84,128
2.45%, 01/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	93,000	97,907
Prudential Financial, Inc.
3.50%, 05/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	164,000	176,917
3.88%, 03/27/2028 . . . . . . . . . . . . . . . . . . . . . . .	177,000	199,333
Reinsurance Group of America, Inc., 3.90%,
05/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	124,000	138,645
Travelers Cos., Inc. (The), 3.90%, 11/01/2020 . .	229,000	232,482
Willis North America, Inc.
3.60%, 05/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	52,000	56,043
4.50%, 09/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	58,000	67,021
		4,593,063
Interactive Media & Services-0.60%
Alphabet, Inc.
3.63%, 05/19/2021 . . . . . . . . . . . . . . . . . . . . . . .	209,000	214,870
2.00%, 08/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	202,000	209,142
		424,012
Internet & Direct Marketing Retail-1.10%
Amazon.com, Inc.
2.80%, 08/22/2024 . . . . . . . . . . . . . . . . . . . . . . .	174,000	183,573
3.15%, 08/22/2027 . . . . . . . . . . . . . . . . . . . . . . .	181,000	198,630
Booking Holdings, Inc.
2.75%, 03/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	73,000	75,714
3.60%, 06/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	81,000	88,765
eBay, Inc.
2.60%, 07/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	63,000	64,431
3.60%, 06/05/2027 . . . . . . . . . . . . . . . . . . . . . . .	65,000	70,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Internet & Direct Marketing Retail-(continued)
Expedia Group, Inc.
4.50%, 08/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	$ 48,000	$52,387
3.80%, 02/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	48,000	49,390
		783,862
IT Services-2.41%
Automatic Data Processing, Inc.
2.25%, 09/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	82,000	82,323
3.38%, 09/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	86,000	94,871
Broadridge Financial Solutions, Inc., 2.90%,
12/01/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,000	80,847
DXC Technology Co., 4.25%, 04/15/2024 . . . . . .	128,000	137,423
Fidelity National Information Services, Inc.
3.50%, 04/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	68,000	72,022
3.00%, 08/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	67,000	71,658
Fiserv, Inc.
2.75%, 07/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	53,000	55,307
3.50%, 07/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	53,000	58,181
Global Payments, Inc.
4.00%, 06/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	30,000	32,150
3.20%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	33,000	35,114
International Business Machines Corp.
3.00%, 05/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	242,000	256,572
3.50%, 05/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	200,000	224,537
Mastercard, Inc.
3.38%, 04/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	78,000	84,560
2.95%, 11/21/2026 . . . . . . . . . . . . . . . . . . . . . . .	91,000	98,460
Visa, Inc.
2.20%, 12/14/2020 . . . . . . . . . . . . . . . . . . . . . . .	105,000	105,515
3.15%, 12/14/2025 . . . . . . . . . . . . . . . . . . . . . . .	106,000	115,214
Western Union Co. (The), 3.60%, 03/15/2022 . . .	101,000	105,175
		1,709,929
Leisure Products-0.14%
Hasbro, Inc.
3.00%, 11/19/2024 . . . . . . . . . . . . . . . . . . . . . . .	48,000	50,388
3.90%, 11/19/2029 . . . . . . . . . . . . . . . . . . . . . . .	48,000	50,537
		100,925
Life Sciences Tools & Services-0.48%
Agilent Technologies, Inc.
3.88%, 07/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	38,000	40,454
2.75%, 09/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	43,000	44,927
PerkinElmer, Inc., 3.30%, 09/15/2029 . . . . . . . . .	63,000	67,145
Thermo Fisher Scientific, Inc.
4.15%, 02/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	76,000	82,942
2.95%, 09/19/2026 . . . . . . . . . . . . . . . . . . . . . . .	96,000	102,570
		338,038
Machinery-2.64%
Caterpillar, Inc.
3.90%, 05/27/2021 . . . . . . . . . . . . . . . . . . . . . . .	130,000	134,114
2.60%, 09/19/2029(c) . . . . . . . . . . . . . . . . . . . . .	139,000	146,497
Cummins, Inc., 3.65%, 10/01/2023. . . . . . . . . . . .	151,000	162,677
Deere & Co., 2.60%, 06/08/2022 . . . . . . . . . . . . . .	111,000	113,375
Eaton Corp.
2.75%, 11/02/2022 . . . . . . . . . . . . . . . . . . . . . . .	81,000	83,960
3.10%, 09/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	106,000	115,754
Flowserve Corp., 3.50%, 09/15/2022 . . . . . . . . . .	73,000	75,457
	Principal
	Amount	Value
Machinery-(continued)
Fortive Corp.
2.35%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	$ 34,000	$34,360
3.15%, 06/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	43,000	45,464
Illinois Tool Works, Inc.
3.50%, 03/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	86,000	93,234
2.65%, 11/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	90,000	96,910
Ingersoll-Rand Global Holding Co. Ltd., 4.25%,
06/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,000	66,703
Ingersoll-Rand Luxembourg Finance S.A., 3.80%,
03/21/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,000	68,684
John Deere Capital Corp., 3.45%, 03/13/2025 . .	106,000	115,476
PACCAR Financial Corp., 2.65%, 05/10/2022 . . .	169,000	174,275
Parker-Hannifin Corp.
2.70%, 06/14/2024 . . . . . . . . . . . . . . . . . . . . . . .	63,000	65,793
3.25%, 06/14/2029 . . . . . . . . . . . . . . . . . . . . . . .	73,000	79,447
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	55,000	57,196
2.30%, 03/15/2030 . . . . . . . . . . . . . . . . . . . . . . .	75,000	76,032
Xylem, Inc.
4.88%, 10/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	28,000	29,500
3.25%, 11/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	40,000	43,531
		1,878,439
Marine-0.10%
Kirby Corp., 4.20%, 03/01/2028 . . . . . . . . . . . . . .	63,000	69,571
Media-1.31%
Comcast Corp.
3.70%, 04/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	174,000	189,112
4.15%, 10/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	182,000	211,253
Discovery Communications LLC
2.95%, 03/20/2023 . . . . . . . . . . . . . . . . . . . . . . .	48,000	49,663
3.95%, 03/20/2028 . . . . . . . . . . . . . . . . . . . . . . .	63,000	68,923
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	42,000	46,310
4.65%, 10/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	53,000	63,322
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	70,000	73,215
3.60%, 04/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	80,231
Viacom, Inc., 4.25%, 09/01/2023 . . . . . . . . . . . . .	68,000	73,583
ViacomCBS, Inc., 4.00%, 01/15/2026 . . . . . . . . . .	70,000	76,821
		932,433
Metals & Mining-0.65%
Newmont Goldcorp Corp.
3.50%, 03/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	52,000	53,269
2.80%, 10/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	63,000	65,688
Nucor Corp.
4.13%, 09/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	67,000	70,966
3.95%, 05/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	69,000	77,607
Reliance Steel & Aluminum Co., 4.50%,
04/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	81,000	87,240
Steel Dynamics, Inc., 3.45%, 04/15/2030 . . . . . . .	101,000	106,613
		461,383
Multiline Retail-1.24%
Dollar General Corp.
3.25%, 04/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	65,000	68,266
3.88%, 04/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	68,000	75,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Multiline Retail-(continued)
Dollar Tree, Inc.
3.70%, 05/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	$ 70,000	$74,305
4.20%, 05/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	67,000	74,939
Kohl's Corp., 4.25%, 07/17/2025. . . . . . . . . . . . . .	144,000	155,788
Nordstrom, Inc.
4.00%, 10/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	65,000	66,760
4.38%, 04/01/2030 . . . . . . . . . . . . . . . . . . . . . . .	68,000	72,324
Target Corp.
2.90%, 01/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	139,000	143,278
2.50%, 04/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	139,000	147,559
		879,054
Multi-Utilities-1.74%
Black Hills Corp., 4.25%, 11/30/2023 . . . . . . . . . .	63,000	68,485
CenterPoint Energy Resources Corp., 4.50%,
01/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	65,000	66,022
Consolidated Edison, Inc., 2.00%, 05/15/2021. . .	85,000	85,690
Dominion Energy, Inc.
2.58%, 07/01/2020 . . . . . . . . . . . . . . . . . . . . . . .	105,000	105,188
3.90%, 10/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	106,000	117,135
DTE Energy Co.
2.85%, 10/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	87,000	90,845
Series D, 3.70%, 08/01/2023 . . . . . . . . . . . . . . .	78,000	82,792
NiSource, Inc.
2.65%, 11/17/2022 . . . . . . . . . . . . . . . . . . . . . . .	53,000	54,287
3.49%, 05/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	53,000	57,789
PSEG Power LLC, 3.00%, 06/15/2021. . . . . . . . . .	180,000	183,402
Sempra Energy
2.90%, 02/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	85,000	88,277
3.40%, 02/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	96,000	103,363
WEC Energy Group, Inc.
3.38%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	59,000	60,363
3.55%, 06/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	70,000	76,299
		1,239,937
Oil, Gas & Consumable Fuels-5.92%
Apache Corp., 4.38%, 10/15/2028 . . . . . . . . . . . .	101,000	106,373
Chevron Corp.
2.36%, 12/05/2022 . . . . . . . . . . . . . . . . . . . . . . .	257,000	263,442
2.95%, 05/16/2026 . . . . . . . . . . . . . . . . . . . . . . .	257,000	275,200
Cimarex Energy Co.
4.38%, 06/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	31,000	32,911
3.90%, 05/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	23,000	23,873
Concho Resources, Inc., 3.75%, 10/01/2027 . . . .	96,000	99,869
ConocoPhillips Holding Co., 6.95%, 04/15/2029 .	225,000	307,204
Enable Midstream Partners L.P., 4.40%,
03/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	74,969
EOG Resources, Inc.
2.63%, 03/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	71,000	73,116
4.15%, 01/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	76,000	85,349
Exxon Mobil Corp.
2.22%, 03/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	337,000	338,521
3.04%, 03/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	330,000	354,281
HollyFrontier Corp., 5.88%, 04/01/2026. . . . . . . .	121,000	135,294
Kinder Morgan, Inc.
3.15%, 01/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	126,000	130,680
4.30%, 06/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	113,000	124,701
Marathon Oil Corp.
2.80%, 11/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	68,000	69,185
4.40%, 07/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	63,000	68,944
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp.
5.13%, 03/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	$123,000	$ 127,210
5.13%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	116,000	136,475
Noble Energy, Inc.
3.90%, 11/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	42,000	44,712
3.85%, 01/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	53,000	54,933
Occidental Petroleum Corp.
2.90%, 08/15/2024 . . . . . . . . . . . . . . . . . . . . . . .	116,000	118,042
3.50%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	111,000	111,765
ONEOK Partners L.P., 3.38%, 10/01/2022. . . . . .	71,000	73,574
ONEOK, Inc., 4.55%, 07/15/2028 . . . . . . . . . . . . .	73,000	81,822
Phillips 66
4.30%, 04/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	143,000	150,538
3.90%, 03/15/2028 . . . . . . . . . . . . . . . . . . . . . . .	149,000	164,451
Pioneer Natural Resources Co.
3.95%, 07/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	38,000	39,777
4.45%, 01/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	41,000	45,847
Valero Energy Corp., 3.40%, 09/15/2026. . . . . . .	288,000	307,770
Williams Cos., Inc. (The)
3.60%, 03/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	89,000	91,805
4.00%, 09/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	91,000	98,591
		4,211,224
Personal Products-0.20%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024(c) . . . . . . . . . . . . . . . . . . . . .	70,000	71,958
2.38%, 12/01/2029 . . . . . . . . . . . . . . . . . . . . . . .	68,000	70,285
		142,243
Pharmaceuticals-3.26%
Allergan Finance LLC, 3.25%, 10/01/2022. . . . . .	80,000	83,403
Allergan Funding S.C.S., 3.80%, 03/15/2025 . . . .	105,000	114,818
Bristol-Myers Squibb Co.
2.60%, 05/16/2022(b) . . . . . . . . . . . . . . . . . . . . .	121,000	124,193
3.40%, 07/26/2029(b) . . . . . . . . . . . . . . . . . . . . .	124,000	139,210
Eli Lilly and Co.
2.35%, 05/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	121,000	123,777
3.38%, 03/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	116,000	130,355
Johnson & Johnson
2.25%, 03/03/2022 . . . . . . . . . . . . . . . . . . . . . . .	250,000	254,621
2.45%, 03/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	243,000	255,893
Merck & Co., Inc.
2.75%, 02/10/2025 . . . . . . . . . . . . . . . . . . . . . . .	182,000	191,861
3.40%, 03/07/2029 . . . . . . . . . . . . . . . . . . . . . . .	175,000	195,736
Mylan N.V.
3.15%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	69,000	70,115
3.95%, 06/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	73,000	79,446
Pfizer, Inc.
1.95%, 06/03/2021 . . . . . . . . . . . . . . . . . . . . . . .	227,000	229,238
3.00%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	218,000	237,578
Zoetis, Inc.
3.25%, 02/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	28,000	29,359
3.00%, 09/12/2027 . . . . . . . . . . . . . . . . . . . . . . .	53,000	57,010
		2,316,613
Professional Services-0.23%
Equifax, Inc., 2.60%, 12/01/2024 . . . . . . . . . . . . .	88,000	91,389
Verisk Analytics, Inc., 4.00%, 06/15/2025 . . . . . .	68,000	75,516
		166,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Road & Rail-1.21%
CSX Corp.
3.40%, 08/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	$ 86,000	$92,094
3.25%, 06/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	87,000	93,583
J.B. Hunt Transport Services, Inc., 3.88%,
03/01/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90,000	100,232
Norfolk Southern Corp.
3.00%, 04/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	86,000	88,424
2.90%, 06/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	93,000	99,595
Ryder System, Inc., 3.65%, 03/18/2024 . . . . . . . .	96,000	102,556
Union Pacific Corp.
4.16%, 07/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	125,000	132,295
3.95%, 09/10/2028 . . . . . . . . . . . . . . . . . . . . . . .	134,000	152,743
		861,522
Semiconductors & Semiconductor Equipment-2.95%
Analog Devices, Inc.
2.88%, 06/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	52,000	54,106
3.90%, 12/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	63,000	69,925
Applied Materials, Inc.
4.30%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	63,000	65,448
3.30%, 04/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	70,000	76,785
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	86,000	87,688
3.88%, 01/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	93,000	97,274
Intel Corp.
3.30%, 10/01/2021 . . . . . . . . . . . . . . . . . . . . . . .	199,000	205,342
3.70%, 07/29/2025 . . . . . . . . . . . . . . . . . . . . . . .	195,000	215,421
KLA Corp.
4.65%, 11/01/2024 . . . . . . . . . . . . . . . . . . . . . . .	54,000	60,994
4.10%, 03/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	63,000	71,853
Lam Research Corp.
2.80%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	43,000	43,706
4.00%, 03/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	53,000	60,189
Marvell Technology Group Ltd.
4.20%, 06/22/2023 . . . . . . . . . . . . . . . . . . . . . . .	33,000	35,342
4.88%, 06/22/2028 . . . . . . . . . . . . . . . . . . . . . . .	28,000	31,957
Maxim Integrated Products, Inc.
3.38%, 03/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	33,000	34,744
3.45%, 06/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	45,000	48,976
Micron Technology, Inc.
4.64%, 02/06/2024 . . . . . . . . . . . . . . . . . . . . . . .	88,000	96,402
4.19%, 02/15/2027 . . . . . . . . . . . . . . . . . . . . . . .	86,000	93,182
NVIDIA Corp.
2.20%, 09/16/2021 . . . . . . . . . . . . . . . . . . . . . . .	55,000	55,677
3.20%, 09/16/2026 . . . . . . . . . . . . . . . . . . . . . . .	63,000	68,748
QUALCOMM, Inc.
2.25%, 05/20/2020 . . . . . . . . . . . . . . . . . . . . . . .	139,000	139,214
3.45%, 05/20/2025 . . . . . . . . . . . . . . . . . . . . . . .	139,000	151,216
Texas Instruments, Inc.
1.85%, 05/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	116,000	116,777
2.25%, 09/04/2029 . . . . . . . . . . . . . . . . . . . . . . .	116,000	118,786
		2,099,752
Software-1.83%
Adobe, Inc.
3.25%, 02/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	58,000	62,523
2.30%, 02/01/2030 . . . . . . . . . . . . . . . . . . . . . . .	50,000	51,441
Autodesk, Inc., 3.50%, 06/15/2027 . . . . . . . . . . . .	48,000	52,808
	Principal
	Amount	Value
Software-(continued)
Microsoft Corp.
1.55%, 08/08/2021 . . . . . . . . . . . . . . . . . . . . . . .	$274,000	$ 275,418
3.30%, 02/06/2027 . . . . . . . . . . . . . . . . . . . . . . .	251,000	278,254
Oracle Corp.
1.90%, 09/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	173,000	174,412
2.65%, 07/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	171,000	180,714
salesforce.com, inc.
3.25%, 04/11/2023 . . . . . . . . . . . . . . . . . . . . . . .	43,000	45,342
3.70%, 04/11/2028 . . . . . . . . . . . . . . . . . . . . . . .	47,000	53,188
VMware, Inc.
2.95%, 08/21/2022 . . . . . . . . . . . . . . . . . . . . . . .	53,000	54,575
3.90%, 08/21/2027 . . . . . . . . . . . . . . . . . . . . . . .	68,000	73,239
		1,301,914
Specialty Retail-1.80%
AutoZone, Inc.
3.13%, 07/15/2023 . . . . . . . . . . . . . . . . . . . . . . .	61,000	64,060
3.75%, 06/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	63,000	70,192
Best Buy Co., Inc.
5.50%, 03/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	81,000	83,472
4.45%, 10/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	91,000	104,721
Home Depot, Inc. (The)
2.63%, 06/01/2022 . . . . . . . . . . . . . . . . . . . . . . .	176,000	180,965
2.95%, 06/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	175,000	189,151
Lowe's Cos., Inc.
3.12%, 04/15/2022 . . . . . . . . . . . . . . . . . . . . . . .	128,000	131,774
2.50%, 04/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	134,000	138,725
O'Reilly Automotive, Inc.
4.88%, 01/14/2021 . . . . . . . . . . . . . . . . . . . . . . .	56,000	57,102
3.60%, 09/01/2027 . . . . . . . . . . . . . . . . . . . . . . .	49,000	54,576
TJX Cos., Inc. (The)
2.75%, 06/15/2021 . . . . . . . . . . . . . . . . . . . . . . .	98,000	99,753
2.25%, 09/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	104,000	107,140
		1,281,631
Technology Hardware, Storage & Peripherals-2.13%
Apple, Inc.
2.40%, 05/03/2023 . . . . . . . . . . . . . . . . . . . . . . .	351,000	362,598
3.25%, 02/23/2026 . . . . . . . . . . . . . . . . . . . . . . .	346,000	378,180
Dell International LLC/EMC Corp.
4.42%, 06/15/2021(b) . . . . . . . . . . . . . . . . . . . . .	126,000	129,844
6.02%, 06/15/2026(b) . . . . . . . . . . . . . . . . . . . . .	116,000	136,049
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 . . . . . . . . . . . . . . . . . . . . . . .	88,000	88,757
4.90%, 10/15/2025 . . . . . . . . . . . . . . . . . . . . . . .	91,000	103,482
HP, Inc., 4.65%, 12/09/2021 . . . . . . . . . . . . . . . . .	203,000	212,786
NetApp, Inc., 3.38%, 06/15/2021 . . . . . . . . . . . . .	100,000	101,883
		1,513,579
Textiles, Apparel & Luxury Goods-0.67%
NIKE, Inc.
2.25%, 05/01/2023 . . . . . . . . . . . . . . . . . . . . . . .	96,000	99,047
2.38%, 11/01/2026 . . . . . . . . . . . . . . . . . . . . . . .	111,000	116,933
Tapestry, Inc., 4.25%, 04/01/2025 . . . . . . . . . . . .	101,000	107,101
VF Corp., 3.50%, 09/01/2021 . . . . . . . . . . . . . . . .	146,000	150,318
		473,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020 (Unaudited)

	Principal
	Amount	Value
Tobacco-1.02%
Altria Group, Inc.
2.85%, 08/09/2022 . . . . . . . . . . . . . . . . . . . . . . .	$141,000	$ 144,961
4.80%, 02/14/2029 . . . . . . . . . . . . . . . . . . . . . . .	160,000	182,978
Philip Morris International, Inc.
3.25%, 11/10/2024 . . . . . . . . . . . . . . . . . . . . . . .	186,000	198,115
3.38%, 08/15/2029 . . . . . . . . . . . . . . . . . . . . . . .	182,000	198,641
		724,695
Trading Companies & Distributors-0.08%
Aircastle Ltd.
4.40%, 09/25/2023 . . . . . . . . . . . . . . . . . . . . . . .	25,000	26,699
4.25%, 06/15/2026 . . . . . . . . . . . . . . . . . . . . . . .	30,000	32,442
		59,141
Water Utilities-0.16%
American Water Capital Corp.
3.40%, 03/01/2025 . . . . . . . . . . . . . . . . . . . . . . .	52,000	56,620
3.75%, 09/01/2028 . . . . . . . . . . . . . . . . . . . . . . .	50,000	56,042
		112,662
	Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-0.91%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	485,065	$485,065
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	161,608	161,688
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $646,739) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		646,753
TOTAL INVESTMENTS IN SECURITIES-100.06%
(Cost $67,397,091) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		71,115,444
OTHER ASSETS LESS LIABILITIES-(0.06)%. . . . . . . . . . . . . . . . .		(40,309)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$71,075,135

Total U.S. Dollar Denominated Bonds & Notes
(Cost $66,546,907) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		70,265,246
	Shares
Money Market Funds-0.29%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $203,445) . . . . . . . . . . . . . . . . . . . . . . . . . .	203,445	203,445
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.15%
(Cost $66,750,352) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		70,468,691

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $809,488, which represented 1.14% of the Fund's Net Assets.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	20.55
Information Technology	11.50

Industrials	10.89
Health Care	10.85

Consumer Staples	9.59
Consumer Discretionary	8.63

Energy	6.89
Utilities	6.00

Real Estate	5.41
Communication Services	4.45

Materials	4.10
Money Market Funds Plus Other Assets
Less Liabilities	1.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.71%
Alabama-1.55%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB . . . . . . . .	5.00%	07/01/2048	$ 3,000	$3,703,170
Birmingham (City of), AL Airport Authority, Series 2010, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . .	5.50%	07/01/2040	1,500	1,521,855
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2025	1,000	1,199,030
Jasper (City of), AL, Series 2014, GO Wts.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2024	20,000	23,304,400
Jefferson (County of), AL, Series 2013 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	10/01/2053	5,000	5,825,250
Tuscaloosa (City of), AL Board of Education, Series 2016, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2046	1,000	1,196,910
				36,750,615
Alaska-1.23%
Alaska Housing Finance Corp., Series 2007 B, VRD RB(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.13%	12/01/2041	29,030	29,030,000
Arizona-0.84%
Arizona School District, Series 2019, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.00%	07/28/2020	5,000	5,020,950
City of Phoenix Civic Improvement Corp., Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	5,000	6,413,900
Phoenix (City of), AZ Civic Improvement Corp., Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2045	2,000	2,368,840
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-
Arizona State University), Series 2018 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	1,000	1,212,940
University of Arizona (The), Series 2020, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2044	4,000	4,775,400
				19,792,030
Arkansas-0.11%
University of Arkansas (Fayetteville Campus), Series 2017, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2047	2,000	2,472,420
California-16.47%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a) . . . .	5.00%	10/01/2036	1,000	1,228,790
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a) . . . .	5.00%	10/01/2037	940	1,152,346
Bay Area Toll Authority, Series 2019 H, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2049	4,000	5,156,120
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2024	2,500	2,990,950
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	04/01/2056	5,000	5,751,400
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB . . . . . . . . . . . . . . . . . . . . .	4.00%	04/01/2042	2,500	2,917,825
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a) . . . . . . . . . .	5.00%	09/01/2049	1,000	1,207,900
California (State of), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2039	5,000	5,867,600
California (State of), Series 2016, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2046	3,000	3,701,400
California (State of), Series 2017, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2038	1,000	1,165,150
California (State of), Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2045	4,000	5,215,760
California (State of), Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2049	1,000	1,299,840
California (State of) (Green Bonds), Series 2014, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2037	3,500	4,114,180
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB. . .	5.00%	10/01/2046	2,000	2,403,480
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB. . .	5.00%	10/01/2049	3,000	3,597,330
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB . . . . .	5.00%	05/01/2049	4,000	6,813,040
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016
B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2035	1,000	1,250,740
California (State of) Health Facilities Financing Authority (Children's Hospital Los Angeles),
Series 2010, RB(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	07/01/2020	500	507,445
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB . . . . .	4.00%	02/01/2042	3,000	3,349,110
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB . . . . .	5.00%	02/01/2042	2,250	2,737,598
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB .	5.00%	11/01/2047	3,500	5,775,455
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB . . . .	5.00%	08/15/2035	305	321,839
California (State of) Infrastructure & Economic Development Bank (California State Teachers'
Retirement System Headquarters Expansion), Series 2019, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2044	1,930	2,531,658
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	02/01/2042	4,000	4,509,280
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2042	1,715	2,092,917
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2047	2,500	3,030,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB. . .	5.25%	11/01/2041	$ 1,000	$1,187,420
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure
Improvement Program - Phase I), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2042	6,000	7,438,020
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB . . . . . . . . . .	5.00%	01/01/2048	1,000	1,255,000
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB . . .	5.00%	06/01/2043	1,750	2,145,535
California (State of) Public Works Board, Series 2014 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2039	1,500	1,760,385
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018
A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2057	500	530,210
California State University, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2038	2,500	3,176,800
California State University, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2042	2,500	3,150,475
California State University, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2047	11,310	14,163,852
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(e). . . . . . . . .	5.00%	08/01/2050	600	664,170
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB . . . . . . . . . . . . . . . . . . . . . .	5.88%	02/15/2034	3,655	3,669,583
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2034	3,000	3,476,100
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	03/01/2039	3,500	4,079,180
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB . . . . . . . . . . . . . . . . . . .	3.95%	01/15/2053	3,000	3,345,840
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a). . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2044	17,000	19,400,060
Jurupa Unified School District, Series 2017 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2041	10,000	11,793,400
Livermore Valley Joint Unified School District, Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	7,000	8,019,550
Los Angeles (City of), CA, Series 2015 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2044	1,000	1,190,610
Los Angeles (City of), CA, Series 2015 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2045	1,500	1,783,395
Los Angeles (City of), CA, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	06/01/2047	1,500	1,891,455
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	2,000	2,016,880
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2043	8,000	8,765,680
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	2,500	2,964,625
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . .	5.25%	07/01/2049	10,275	13,501,761
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	9,000	11,734,560
Los Angeles (County of), CA, Series 2019, RN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/30/2020	4,000	4,055,120
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB . . . . . . . . . . . . . . . .	5.00%	12/01/2039	2,250	2,669,153
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB . . . . . . . . . . . . . . . .	5.00%	12/01/2044	1,000	1,181,190
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB . . . . . . . . . . . . . . . .	5.00%	12/01/2045	11,400	13,839,828
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018
A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2051	4,400	5,525,520
Los Angeles Unified School District (Election 2008), Series 2016 A, GO Bonds . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	1,610	1,932,564
Madera Unified School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	5,000	5,835,250
Marin (County of), CA Healthcare District (Election 2013), Series 2017 A, GO Bonds . . . . . . . . . . . . . .	4.00%	08/01/2047	3,000	3,491,010
Metropolitan Water District of Southern California, Series 2020 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2049	7,500	9,877,650
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds . . . . . . . . . . . . . . . . . .	4.00%	08/01/2047	2,000	2,339,500
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2042	1,300	1,620,619
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2047	5,000	6,191,800
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a) . . . . . . . . . . . . . . .	5.00%	08/01/2045	10,000	12,386,900
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . .	4.00%	09/01/2048	7,500	8,890,350
Sacramento (County of), CA, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	2,400	2,952,936
Sacramento (County of), CA, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	2,250	2,760,682
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB. . . . . . . . . . . . . . .	5.00%	04/01/2048	6,620	8,097,054
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds. . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2047	5,000	5,866,600
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds. . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2047	14,165	17,633,159
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2014 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2044	2,000	2,315,280
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport),
Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2046	17,315	21,249,661
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 A, GO Bonds . . . . . . . .	5.00%	08/01/2047	2,000	2,513,960
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2049	11,000	14,322,880
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . .	4.00%	08/01/2046	4,000	4,704,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
University of California, Series 2016 AR, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2046	$ 9,500	$ 11,563,590
University of California, Series 2018 O, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2043	1,500	1,916,595
				389,528,080
Colorado-4.11%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . .	5.50%	12/01/2043	20,000	26,401,200
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2047	2,000	2,424,780
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)),
Series 2017, Ref. RB(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2027	1,750	2,256,345
Denver (City & County of), CO, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2042	1,000	1,213,110
Denver (City & County of), CO, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2044	750	908,078
Denver (City & County of), CO Board of Water Commissioners, Series 2017 A, RB . . . . . . . . . . . . . . . .	5.00%	09/15/2047	5,000	6,271,800
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB. . . . . . . . . . . . . . . . . .	5.00%	12/01/2044	5,000	6,292,450
Weld County School District No. 6 Greeley, Series 2020, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2044	20,000	26,023,000
Weld County School District Re-2, Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2044	19,550	25,437,482
				97,228,245
Connecticut-0.73%
Connecticut (State of), Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2034	3,250	3,806,985
Connecticut (State of), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/15/2035	3,745	4,621,218
Connecticut (State of), Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2038	4,000	5,027,200
Connecticut (State of), Series 2020 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/15/2040	3,000	3,864,300
				17,319,703
District of Columbia-1.46%
District of Columbia, Series 2011 G, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2036	1,200	1,282,380
District of Columbia, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2035	4,500	5,692,770
District of Columbia, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2036	2,500	3,156,600
District of Columbia, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2037	2,000	2,519,860
District of Columbia, Series 2020 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.63%	03/01/2045	6,000	6,125,400
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2023	5,000	5,750,650
District of Columbia Water & Sewer Authority, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2044	6,250	8,117,812
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement),
Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2044	1,500	1,882,785
				34,528,257
Florida-4.98%
Cape Coral (City of), FL, Series 2011, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2021	200	213,404
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB. . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2048	2,000	2,405,080
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a) . . . . . . . . . .	3.00%	08/15/2050	5,000	5,255,500
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . .	5.50%	10/01/2041	1,500	1,600,275
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB . . .	5.00%	10/01/2043	20,000	25,313,400
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB . . .	5.00%	10/01/2048	16,745	21,058,679
JEA Electric System Revenue, Series 2013 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2037	950	1,044,060
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2040	1,050	1,213,244
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	07/01/2020	2,000	2,029,580
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	07/01/2020	2,500	2,536,975
Miami Beach (City of), FL, Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2045	2,000	2,364,840
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB,
(INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2040	4,000	4,590,400
Miami-Dade (County of), FL, Series 2010 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2035	7,000	7,164,570
Miami-Dade (County of), FL, Series 2010, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2020	1,000	1,024,630
Miami-Dade (County of), FL, Series 2012 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2037	2,215	2,433,111
Miami-Dade (County of), FL, Series 2017 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.38%	10/01/2047	10,000	10,680,900
North Sumter County Utility Dependent District, Series 2010, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . .	5.38%	10/01/2040	2,000	2,052,280
Orlando (City of), FL, Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2048	11,185	14,168,151
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB. . . . . . . . . . .	5.00%	07/01/2048	2,000	2,477,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida-(continued)
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB . . . . . . . . . . . .	5.00%	07/01/2047	$ 5,000	$6,099,850
Tampa (City of), FL, Series 2016 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	1,750	2,107,280
				117,833,669
Georgia-0.91%
Atlanta (City of), GA, Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2047	5,000	6,238,050
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.),
Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	02/15/2042	2,000	2,532,380
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB(b)(c). . . . . .	5.00%	06/15/2020	1,105	1,118,061
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB,
(INS - AGC)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2038	3,140	3,174,948
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health
System), Series 2017, RAC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2047	3,000	3,618,150
Medical Center Hospital Authority (Columbus Regional Healthcare), Series 2010, RB(b)(c) . . . . . . . . . . .	5.00%	08/01/2020	1,200	1,220,580
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2044	1,000	1,239,730
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB . . . . . . . . . . . . . .	5.00%	05/01/2041	2,000	2,435,240
				21,577,139
Guam-0.51%
Guam (Territory of) Power Authority, Series 2010 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2020	1,150	1,178,117
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2030	9,835	10,806,108
				11,984,225
Hawaii-0.39%
Hawaii (State of) Department of Budget & Finance, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	2,000	2,344,220
Honolulu (City & County of), HI, Series 2015 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2039	4,000	4,819,840
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	1,500	1,930,140
				9,094,200
Illinois-5.85%
Chicago (City of), IL, Series 2008, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/01/2033	440	441,324
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2037	24,375	25,998,131
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	01/01/2042	2,500	3,083,550
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2052	7,000	7,686,140
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.00%	01/01/2038	1,000	1,260,390
Chicago (City of), IL, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2044	2,000	2,413,940
Chicago (City of), IL, Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	01/01/2049	1,500	1,871,955
Chicago (City of), IL (O'Hare International Airport), Series 2015 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2046	1,250	1,452,838
Chicago (City of), IL (O'Hare International Airport), Series 2016 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2037	2,900	3,491,223
Chicago (City of), IL (O'Hare International Airport), Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2039	7,500	9,181,875
Chicago (City of), IL (O'Hare International Airport), Series 2018 B, RB, (INS - AGM)(a). . . . . . . . . . . . . .	4.00%	01/01/2053	16,375	19,023,329
Chicago (City of), IL Board of Education, Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.00%	04/01/2046	2,000	2,459,740
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(f) . . . . . . . . . . . . . . . . . . . . . . . .	7.00%	12/01/2042	5,000	6,762,600
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2046	6,000	7,122,840
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2051	10,000	11,868,500
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB . . . . . . .	5.00%	02/15/2047	1,000	1,163,880
Illinois (State of) Finance Authority (Southern IL Healthcare), Series 2005, RB(b)(c) . . . . . . . . . . . . . . . .	5.25%	03/01/2020	1,000	1,000,000
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB, (INS - AGM)(a) . . . . . .	6.00%	08/15/2041	1,000	1,066,550
Illinois (State of) Toll Highway Authority, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2042	5,000	6,211,050
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	07/01/2030	1,815	2,570,820
Sales Tax Securitization Corp., Series 2018 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2040	10,000	12,357,900
Sales Tax Securitization Corp., Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2038	1,000	1,182,620
Sales Tax Securitization Corp., Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2039	500	589,715
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2037	1,750	2,283,050
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2040	2,000	2,362,740
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2040	3,000	3,487,170
				138,393,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana-0.97%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit
Group), Series 2006, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	$ 3,000	$3,629,640
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB . . . . . . . .	5.00%	02/01/2044	5,000	6,400,200
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB . . . . . . . .	5.00%	02/01/2049	9,000	11,448,270
Northern Indiana Commuter Transportation District, Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	1,250	1,513,388
				22,991,498
Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2035	2,000	2,413,540
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB . . . . . . . . .	5.00%	09/01/2040	1,000	1,178,170
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB . . . . . . . . .	5.00%	09/01/2045	1,500	1,755,510
				5,347,220
Kentucky-0.10%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.),
Series 2017 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2045	1,000	1,205,450
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.),
Series 2017 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2047	1,000	1,096,870
				2,302,320
Louisiana-1.15%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2042	2,000	2,378,820
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2047	2,000	2,369,160
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2042	2,750	3,412,667
Lafayette (City of), LA Public Trust Financing Authority (Ragin Cajun Facilities - Housing & Parking),
Series 2010, RB(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	10/01/2020	1,000	1,027,210
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority
(LCTCS Act 360), Series 2014, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2039	2,000	2,306,540
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority
(Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2048	3,500	4,182,640
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority
(Woman's Hospital Foundation), Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2041	3,285	3,999,060
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System),
Series 2018 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2048	5,000	6,153,800
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2049	1,250	1,428,263
				27,258,160
Maryland-0.91%
Baltimore (City of), MD, Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2039	1,000	1,204,860
Baltimore (City of), MD, Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2042	500	598,035
Baltimore (City of), MD (Water), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	9,510	11,470,867
Baltimore (City of), MD (Water), Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2049	5,000	5,885,400
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2046	1,900	2,300,311
				21,459,473
Massachusetts-5.76%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2036	4,000	4,845,280
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2041	7,150	8,256,319
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2046	5,000	5,757,050
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2044	2,900	3,336,711
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2042	4,210	5,291,759
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2043	5,000	6,340,250
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018
A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	06/01/2043	5,000	6,492,150
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB . . . . . . . . . . . . . .	5.00%	06/01/2045	3,000	3,568,950
Massachusetts (State of), Series 2019 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2049	5,000	6,377,200
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	7,145	8,577,144
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB . . . . .	5.00%	10/01/2048	875	991,025
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB . . .	5.00%	10/01/2046	4,500	5,523,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Massachusetts-(continued)
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2041	$ 2,665	$3,238,002
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2046	2,000	2,405,340
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2037	8,770	10,617,050
Massachusetts (State of) School Building Authority, Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2045	3,410	4,124,020
Massachusetts (State of) School Building Authority, Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	02/15/2048	15,180	19,258,714
Massachusetts (State of) School Building Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2049	5,000	6,062,900
Massachusetts (State of) Water Resources Authority, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2040	10,000	12,395,900
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2043	5,000	6,374,050
University of Massachusetts Building Authority, Series 2020 1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2050	5,000	6,494,700
				136,327,634
Michigan-0.59%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB, (INS - AGM)(a) . . . . . .	5.00%	07/01/2039	5,000	5,458,550
Michigan State University Board of Trustees, Series 2019 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2044	1,250	1,592,963
University of Michigan, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2042	2,000	2,495,460
University of Michigan, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2047	3,100	3,842,295
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2040	500	595,965
				13,985,233
Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB .	5.00%	05/01/2047	1,000	1,166,400
Missouri-0.49%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health),
Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2036	1,000	1,179,480
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2040	2,190	2,562,650
Metropolitan St. Louis Sewer District, Series 2016 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2046	1,000	1,221,910
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2047	750	932,100
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019A,
Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	02/15/2049	5,000	5,737,050
				11,633,190
Montana-0.12%
Missoula (City of), MT, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2044	2,400	2,820,144
Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2042	1,000	1,253,570
Nevada-0.82%
Clark (County of), NV (Department of Aviation), Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	5,000	5,944,700
Clark (County of), NV (Department of Aviation), Series 2017 A-2, Ref. GO Bonds . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	9,335	11,620,208
Las Vegas Valley Water District, Series 2012 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2042	1,650	1,783,865
				19,348,773
New Jersey-0.95%
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB . . . . . . . . .	5.00%	06/15/2043	1,000	1,224,730
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology), Series 2020
A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	07/01/2050	1,000	1,057,490
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology), Series 2020
A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2050	2,800	3,314,024
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2011 A,
Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.63%	07/01/2021	500	531,655
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System),
Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2039	1,000	1,229,950
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015
A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	3,000	3,456,030
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2034	6,000	7,491,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2040	$ 1,000	$1,260,220
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2038	2,500	2,999,575
				22,565,454
New York-19.86%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	5,000	5,715,500
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2042	5,000	6,184,950
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2039	2,500	2,907,500
Long Island (City of), NY Power Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2042	1,300	1,608,607
Long Island (City of), NY Power Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2047	1,000	1,227,650
Long Island (City of), NY Power Authority, Series 2018, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2039	5,000	6,327,750
Long Island Power Authority, Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2037	6,935	7,656,587
Metropolitan Transportation Authority, Series 2012 A-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2040	13,190	14,738,242
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2042	1,510	1,674,817
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2035	5,000	6,014,100
Metropolitan Transportation Authority, Series 2019 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/15/2049	9,000	10,499,670
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/15/2050	5,000	5,907,550
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB. . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	2,350	2,883,309
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	435	435,844
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2051	2,000	2,127,420
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2049	5,000	6,404,350
New York & New Jersey (States of) Port Authority, Series 2014, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2039	6,000	7,012,320
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2041	17,960	21,789,970
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2045	3,500	4,171,195
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB . . . . . . . . . . . . . . . . . . . .	5.25%	10/15/2057	2,400	2,973,432
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2048	6,590	8,350,518
New York (City of), NY, Series 2017 B-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2041	4,955	6,152,723
New York (City of), NY, Series 2019 A-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2044	10,000	11,920,400
New York (City of), NY, Series 2019 B-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2038	6,500	8,542,170
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB,
(INS - AGC)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	01/01/2046	500	502,050
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009 A, RB,
(INS - AGC)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.00%	03/01/2049	3,000	3,029,580
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB. . . . . . . . . . . . . . . . . . .	5.00%	06/15/2044	3,295	3,528,418
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB. . . . . . . . . . . . . . . . . . .	5.00%	06/15/2047	9,640	10,686,326
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2047	500	563,165
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB . . . . . . . . . . . . . . . . .	5.00%	06/15/2047	11,180	12,956,837
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB . . . . . . . . . . . . . . .	5.00%	06/15/2036	600	701,358
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB . . . . . . . . . . . . . . .	5.00%	06/15/2037	5,750	7,292,552
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB . . . . . . . . . . . . . . . . .	3.63%	06/15/2048	8,000	8,952,400
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB . . . . . . . . . . . . . . . . .	5.00%	06/15/2044	5,000	6,532,550
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB . . . . . . . . . . . . . . . . .	3.00%	06/15/2050	15,000	16,304,250
New York (City of), NY Transitional Finance Authority, Series 2011 D-1, RB. . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2035	4,150	4,303,260
New York (City of), NY Transitional Finance Authority, Series 2012 S-1A, RB. . . . . . . . . . . . . . . . . . . . .	5.25%	07/15/2037	4,200	4,456,494
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB. . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2035	2,000	2,351,200
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2042	4,330	5,044,796
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/15/2040	3,000	3,566,160
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/01/2041	1,850	2,121,950
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB. . . . . . . . . . . . . . . . . . . . . .	4.00%	05/01/2042	8,755	10,444,803
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB . . . . . . . . . . . . . . . .	5.00%	07/15/2037	1,000	1,285,690
New York (City of), NY Transitional Finance Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2040	10,000	11,976,200
New York (State of) Dormitory Authority, Series 2011 C, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2041	4,000	4,176,880
New York (State of) Dormitory Authority, Series 2012 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	5,000	5,474,950
New York (State of) Dormitory Authority, Series 2012 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2042	4,500	4,873,680
New York (State of) Dormitory Authority, Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2043	5,000	5,650,100
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2044	1,905	2,246,395
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2025	5	6,048
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2035	7,525	8,988,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2049	$ 1,000	$1,173,350
New York (State of) Dormitory Authority, Series 2020 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	07/01/2048	4,000	4,294,800
New York (State of) Dormitory Authority, Series 2020 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2053	4,000	4,711,280
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB. . . . . . . . . . . . . .	5.00%	10/01/2046	2,000	3,351,280
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB. . . . . . . . . . . . . .	5.00%	10/01/2046	500	607,020
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB. . . . . . . . . . . .	5.00%	10/01/2038	5,000	6,493,800
New York (State of) Dormitory Authority (Cornell University), Series 2010 A, RB . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	3,060	3,101,738
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB. . . . . . . . . . . .	5.00%	07/01/2041	750	918,180
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB. . . . . . . . . . . . . . .	5.00%	02/15/2048	5,000	6,524,550
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A,
Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	3,000	3,558,450
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A,
Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	3,235	3,806,398
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB,
(INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	09/01/2050	30,325	32,577,238
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB . . . . . . . . . . . . .	5.00%	07/01/2045	3,500	4,143,965
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB . . . . . . . . . . . . .	5.00%	07/01/2046	1,000	1,197,660
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB . . . . . . . . . . . . . . .	5.00%	07/01/2037	1,200	1,318,584
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB . . . . . . . . . . .	5.00%	07/01/2035	2,350	2,843,923
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB . . . . . . . . . . . . . . .	5.00%	07/01/2042	7,000	9,211,580
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group),
Series 2015 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2036	2,440	2,906,601
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB . . . . . . . . . . . .	5.00%	07/01/2034	2,500	2,915,650
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB . . . .	5.00%	07/01/2045	6,325	7,460,211
New York (State of) Thruway Authority, Series 2016 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	01/01/2056	4,000	4,808,120
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . .	4.00%	01/01/2040	5,000	6,027,400
New York City (City of), NY Water & Sewer System, Series 2012 CC, Ref. RB(b)(c) . . . . . . . . . . . . . . . . .	5.00%	12/15/2021	1,535	1,650,616
New York City (City of), NY Water & Sewer System, Series 2012 CC, Ref. RB. . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2045	8,670	9,282,449
New York City (City of), NY Water & Sewer System, Series 2019 BB-1, RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2049	10,000	12,976,800
New York City (City of), NY Water & Sewer System, Series 2019 FF, RB . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	06/15/2049	2,500	2,959,700
New York City (City of), NY Water & Sewer System, Series 2019 FF, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2049	6,165	7,913,517
New York Convention Center Development Corp., Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2045	3,000	3,617,130
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB. . . .	5.00%	11/15/2040	2,000	2,426,540
New York Liberty Development Corp., Series 2019, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.80%	09/15/2069	1,500	1,603,095
New York State Urban Development Corp., Series 2013 A-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2043	1,000	1,115,470
Triborough Bridge & Tunnel Authority, Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2040	525	625,669
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2041	4,000	4,894,840
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	3,000	3,648,120
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2038	1,500	1,882,050
				469,790,676
North Carolina-0.89%
Charlotte (City of), NC, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2047	2,000	2,466,220
Charlotte (City of), NC, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2049	11,750	15,072,665
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB.	5.00%	10/01/2055	3,000	3,586,710
				21,125,595
Ohio-2.70%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2041	2,000	2,373,920
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2046	2,000	2,357,920
Cleveland (City of), OH, Series 2012 A, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2022	1,000	1,077,380
Franklin (County of), OH Convention Facilities Authority, Series 2019, RB. . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2051	1,000	1,226,440
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2022	4,400	4,801,940
North Royalton City School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2047	5,000	5,876,700
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2024	6,500	7,776,665
Ohio (State of) Higher Educational Facility Commission (Summa Health System-2010), Series 2010,
RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/15/2035	1,000	1,009,410
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A, RB(b)(c) . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2023	10,000	11,228,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2044	$ 10,000	$ 13,074,500
Ohio State University (The), Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2039	11,100	12,993,327
				63,796,502
Oklahoma-0.61%
Grand River Dam Authority, Series 2014 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/01/2039	3,500	4,040,715
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2042	5,000	5,974,800
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2047	1,660	2,010,874
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2043	2,000	2,446,540
				14,472,929
Oregon-0.82%
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2042	5,000	6,270,550
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/01/2042	2,500	3,116,150
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB. . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2047	1,000	1,228,450
University of Oregon, Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2045	7,515	8,808,557
				19,423,707
Pennsylvania-2.55%
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB . . . . . .	3.75%	11/01/2042	1,000	1,088,280
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB . . . . . . . .	5.00%	07/01/2042	1,000	1,239,760
Lackawanna (County of), PA, Series 2010 B, GO Bonds(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2020	1,255	1,280,828
Lackawanna (County of), PA, Series 2010 B, GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2035	745	759,177
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB . . . .	5.00%	08/15/2046	1,500	1,806,150
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP . . .	5.00%	07/01/2043	250	306,733
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of
Pennsylvania), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2046	2,000	2,458,720
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania),
Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2048	1,410	1,768,648
Pennsylvania (State of) Turnpike Commission, Series 2012 B, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2022	1,985	2,209,126
Pennsylvania (State of) Turnpike Commission, Series 2012 B, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2022	6,815	7,594,295
Pennsylvania (State of) Turnpike Commission, Series 2014 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2039	15,000	17,576,850
Pennsylvania (State of) Turnpike Commission, Series 2018 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2048	5,000	6,299,950
Pennsylvania State University (The), Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2040	2,710	2,710,000
Philadelphia (City of), PA, Series 2010 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	06/15/2035	600	606,606
Philadelphia (City of), PA, Series 2010 C, RB(b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2020	875	890,155
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB . . . . . . . . . . . . . . . . . .	5.00%	08/01/2047	7,000	8,442,350
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University),
Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2042	1,950	2,346,571
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital),
Series 2005 B, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.38%	07/01/2020	1,000	1,014,530
				60,398,729
Puerto Rico-0.52%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . .	5.00%	07/01/2031	500	505,650
Puerto Rico (Commonwealth of), Series 2012 A, Ref. GO Bonds, (INS - AGM)(a). . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	7,150	7,633,626
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(a) . . . .	5.13%	07/01/2047	4,050	4,164,858
				12,304,134
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB . . . . . . . . . . .	5.00%	11/01/2047	2,000	2,429,620
South Carolina-1.12%
South Carolina (State of) Public Service Authority, Series 2013 E, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2048	4,660	5,250,748
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2039	2,000	2,329,740
South Carolina (State of) Public Service Authority, Series 2015 E, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	12/01/2055	2,500	2,986,050
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2035	6,250	7,579,063
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2037	7,000	8,454,180
				26,599,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Tennessee-0.79%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt
University), Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2040	$ 3,000	$3,598,590
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt
University), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2047	1,250	1,394,850
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2045	1,500	1,778,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational
Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB . . . . . . . . . . . . . . . .	5.00%	07/01/2035	2,000	2,421,680
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational
Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB . . . . . . . . . . . . . . . .	5.00%	07/01/2046	2,750	3,259,713
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational
Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB . . . . . . . . . . . . . . . .	5.00%	07/01/2048	2,000	2,399,760
Tennessee (State of) School Bond Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2047	3,000	3,769,920
				18,622,838
Texas-13.95%
Austin (City of), TX, Series 2016, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2041	1,000	1,226,590
Austin (City of), TX, Series 2016, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2045	1,000	1,219,480
Austin (City of), TX, Series 2019 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2049	15,000	19,429,050
Central Texas Regional Mobility Authority, Series 2016, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2040	1,250	1,493,350
Central Texas Regional Mobility Authority, Series 2016, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2046	700	829,283
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB. . . . . . . . . . . . . . . .	4.00%	08/15/2042	8,500	9,777,890
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB . . . . . . . . . . . . . . . . . . . .	3.00%	08/15/2049	12,500	13,414,625
Dallas (City of), TX, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2046	6,000	7,463,400
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS - AGC)(a) . . . . . . . .	5.25%	08/15/2034	2,500	2,507,925
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2046	5,540	6,692,929
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund) .	4.00%	08/15/2048	5,000	5,918,500
Grand Parkway Transportation Corp., Series 2018 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2043	20,000	25,092,800
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2053	3,950	4,524,488
Houston (City of), TX, Series 2004 B-5, Ref. VRD RB, (LOC - Wells Fargo Bank N.A.)(d)(g). . . . . . . . . . .	1.15%	05/15/2034	25,000	25,000,000
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2057	10,000	12,015,200
Lamar Consolidated Independent School District, Series 2018, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2043	5,000	6,123,000
Lower Colorado River Authority, Series 2012 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2039	1,900	2,063,229
Lower Colorado River Authority, Series 2013, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2039	1,000	1,122,970
Lower Colorado River Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2040	500	593,265
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB . . . . . . . .	5.00%	05/15/2044	2,000	2,443,860
Manor Independent School District, Series 2020, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	08/01/2050	15,000	16,128,600
Mesquite Independent School District, Series 2018, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2048	5,000	6,173,550
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB . . . . . . . . .	5.00%	07/01/2046	1,000	1,105,340
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB . . . . . . . . .	5.00%	07/01/2051	1,000	1,099,320
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I,
LLC-Texas A&M University), Series 2014 A, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/01/2046	1,250	1,403,150
North Fort Bend Water Authority, Series 2011, RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2036	2,500	2,680,025
North Texas Tollway Authority, Series 2015 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2040	2,500	2,770,800
North Texas Tollway Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2039	1,800	2,169,414
North Texas Tollway Authority, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2048	11,270	14,002,862
North Texas Tollway Authority, Series 2018, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2048	5,000	6,113,900
Prosper Independent School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2047	1,000	1,219,930
Prosper Independent School District, Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2049	6,500	8,274,955
Richardson Independent School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2042	2,285	2,743,143
Rockwall Independent School District, Series 2016, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2046	2,045	2,389,112
San Antonio (City of), TX, Series 2017, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2047	10,000	12,344,900
San Antonio (City of), TX, Series 2020, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2049	4,000	5,213,080
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2043	2,500	3,150,175
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	05/15/2050	10,000	13,016,600
San Jacinto College District, Series 2019 A, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2049	2,000	2,529,060
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(a) .	5.00%	10/01/2037	1,000	1,003,080
Sherman Independent School District, Series 2018 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2045	6,785	8,462,049
Socorro Independent School District, Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/15/2044	4,000	4,698,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-(continued)
Spring Independent School District, Series 2017, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2042	$ 2,000	$2,436,780
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health),
Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2045	750	906,353
Texas (State of), Series 2014 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2044	3,280	3,807,719
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2042	2,500	2,886,725
Texas (State of) Water Development Board, Series 2015 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2045	3,910	4,710,377
Texas (State of) Water Development Board, Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2046	1,000	1,224,350
Texas (State of) Water Development Board, Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/15/2047	4,975	6,208,452
Texas (State of) Water Development Board, Series 2018 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	04/15/2049	5,000	6,357,600
University of Houston, Series 2020 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	02/15/2045	7,285	7,920,543
University of Houston, Series 2020 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	02/15/2046	9,055	9,831,285
University of Houston, Series 2020 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	02/15/2047	9,330	10,116,332
Ysleta Independent School District, Series 2017, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2047	2,500	3,021,375
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund) . .	4.00%	08/15/2052	2,500	2,940,575
				330,011,905
Utah-0.47%
Salt Lake City Corp., Series 2017 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2042	2,000	2,468,600
Salt Lake City Corp., Series 2017 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2047	4,000	4,904,520
Salt Lake City Corp., Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2048	3,000	3,747,630
				11,120,750
Virginia-0.19%
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2047	1,000	1,195,700
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group),
Series 2005, RB(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2020	15	15,202
Roanoke (City of), VA Industrial Development Authority (Carilion Health System), Series 2005 B,
RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2038	985	998,435
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . .	4.00%	05/15/2036	2,000	2,358,800
				4,568,137
Washington-2.49%
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2041	6,500	7,956,130
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2046	3,000	4,823,850
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds . . . . . . . . . . .	5.00%	12/01/2036	2,000	2,560,940
King (County of), WA, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2039	14,695	16,418,577
Snohomish (County of) Public Utility District No. 1, Series 2015, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/01/2040	1,000	1,202,450
Washington (State of), Series 2017 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2038	5,000	6,215,200
Washington (State of), Series 2018 C, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2042	13,685	17,225,583
Washington (State of) (SR 520 Corridor Program - Toll Revenue), Series 2011 C, GO Bonds . . . . . . . .	5.00%	06/01/2041	1,340	1,410,913
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017,
Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	08/15/2042	1,000	1,096,960
				58,910,603
Wisconsin-0.32%
Public Finance Authority (KU Campus Development Corp. - Central District Development),
Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2041	5,000	5,972,550
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group),
Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/15/2039	1,500	1,698,390
				7,670,940
TOTAL INVESTMENTS IN SECURITIES(h)-98.71%
(Cost $2,141,966,419) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				2,335,238,368
OTHER ASSETS LESS LIABILITIES-1.29% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				30,445,052
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				$2,365,683,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL -National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(e)Security subject to crossover refunding.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entity	Percentage
Assured Guaranty Municipal Corp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11.85%

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Ad Valorem Property Tax	16.65
Water Revenue	12.42

College & University Revenue	10.71
Port, Airport & Marina Revenue	9.78

Highway Tolls Revenue	7.52
Health, Hospital, Nursing Home Revenue	6.41

Sales Tax Revenue	5.61
Electric Power Revenue	5.30

Income Tax Revenue	4.12
Sewer Revenue	4.04

Miscellaneous Revenue	3.37
Lease Revenue	3.10

Revenue Types Each Less Than 3%	9.68
Other Assets Less Liabilities	1.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-96.41%
Guam-1.12%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a) . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2030	$ 1,000	$ 1,098,740
New York-95.29%
Battery Park (City of), NY Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2044	1,000	1,208,980
Battery Park (City of), NY Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/01/2049	2,500	3,277,350
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . .	5.00%	07/15/2042	2,000	2,334,220
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2041	1,000	1,143,100
Dutchess County Local Development Corp., Series 2016 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2046	500	593,660
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2042	450	556,645
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2044	2,000	2,305,300
Metropolitan Transportation Authority, Series 2016 A1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/15/2056	1,000	1,208,400
Metropolitan Transportation Authority, Series 2019 B, RB, (INS - AGM)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/15/2049	1,000	1,166,630
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	1,500	1,840,410
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2046	440	440,854
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	11/15/2051	1,240	1,319,000
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	10/15/2055	1,000	1,213,010
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	09/01/2048	1,500	1,900,725
New York (City of), NY, Series 2012 G-3, VRD GO Bonds, (LOC - Citibank N.A.)(b)(c) . . . . . . . . . . . . . . . . . .	1.14%	04/01/2042	1,500	1,500,000
New York (City of), NY, Series 2017 A-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2038	500	617,380
New York (City of), NY, Series 2017 B-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	12/01/2043	2,000	2,290,760
New York (City of), NY, Series 2018 E-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/01/2038	1,000	1,268,440
New York (City of), NY, Series 2019 B-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	10/01/2039	2,000	2,620,040
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB,
(INS - AGC)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	01/01/2046	2,500	2,510,250
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009 A, RB,
(INS - AGC)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.00%	03/01/2049	2,000	2,019,720
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB. . . . . . . . . . . . . . . . . .	5.25%	06/15/2037	1,000	1,289,720
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB. . . . . . . . . . . . . . . . . . . .	3.63%	06/15/2048	2,000	2,238,100
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/15/2035	1,000	1,211,030
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/15/2043	1,000	1,208,500
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/01/2043	1,500	1,856,280
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB. . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	08/01/2045	1,000	1,249,800
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/15/2046	1,000	1,166,790
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB . . . . . . . . . . . . . . . . . . .	5.00%	07/15/2037	1,000	1,285,690
New York (City of), NY Transitional Finance Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	11/01/2042	2,000	2,383,540
New York (State of) Dormitory Authority, Series 2011 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2041	2,170	2,265,957
New York (State of) Dormitory Authority, Series 2012 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2042	1,200	1,299,648
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	02/15/2038	1,000	1,240,440
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	03/15/2043	1,000	1,265,030
New York (State of) Dormitory Authority, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2049	1,785	2,094,430
New York (State of) Dormitory Authority, Series 2019 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2050	2,000	2,591,480
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2045	500	582,225
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB . . . . . . . . . . . . . . . . . .	5.00%	10/01/2047	1,000	1,687,930
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB . . . . . . . . . . . . . . . . . . . .	4.00%	07/01/2050	3,000	3,525,540
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	07/01/2035	2,000	2,372,300
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB . . . . . . . . . . . . . . . .	5.00%	07/01/2046	1,000	1,197,660
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a) . . .	5.50%	07/01/2040	1,500	2,320,860
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB. . . . . . . . . . . . . . .	5.00%	07/01/2034	1,500	1,749,390
New York (State of) Thruway Authority, Series 2016 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	01/01/2046	1,000	1,196,360
New York (State of) Utility Debt Securitization Authority, Series 2013, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2041	1,500	1,723,245
New York (State of) Utility Debt Securitization Authority, Series 2017, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%	12/15/2038	2,000	2,570,460
New York City (City of) Water & Sewer System, Series 2019 BB-1, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%	06/15/2049	1,000	1,192,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
New York-(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB . . . . . .		5.00%	11/15/2040	$1,885	$2,287,014
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB. . . . . . . . . . . . . . . . . .		5.00%	11/15/2044	2,000	2,126,720
New York State Environmental Facilities Corp., Series 2016, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	06/15/2041	1,000	1,222,150
New York State Urban Development Corp., Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.00%	03/15/2044	2,000	2,392,240
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB. . . .		5.00%	12/01/2043	2,500	3,277,625
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	11/15/2046	1,470	1,787,579
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	11/15/2037	1,000	1,258,210
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.00%	11/15/2038	1,000	1,254,700
					93,706,437
TOTAL INVESTMENTS IN SECURITIES(d)-96.41%
(Cost $87,659,399) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	94,805,177
OTHER ASSETS LESS LIABILITIES-3.59% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	3,531,660
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$98,336,837
Investment Abbreviations:

AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC -American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

College & University Revenue	20.55
Income Tax Revenue	14.19

Miscellaneous Revenue	10.05
Ad Valorem Property Tax	8.44

Electric Power Revenue	7.83
Lease Revenue	7.63

Highway Tolls Revenue	5.59
Water Revenue	4.80

Port, Airport & Marina Revenue	3.17
Sales Tax Revenue	3.16

Revenue Types Each Less Than 3%	11.00
Other Assets Less Liabilities	3.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Preferred ETF (PGX)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.08%
Automobiles-1.11%
Ford Motor Co.
Pfd., 6.00%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,395,292	$ 34,324,183
Pfd., 6.20% . . . . . . . . . . . . . . . . . . . . . . . . .	1,307,046	32,414,741
		66,738,924
Banks-33.37%
Associated Banc-Corp., Series E, Pfd.,
5.88%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	173,966	4,392,641
BancorpSouth Bank, Series A, Pfd.,
5.50%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	257,319	6,484,439
Bank of America Corp.
Series LL, Pfd., 5.00%(b) . . . . . . . . . . . . . .	2,434,365	61,029,531
Series KK, Pfd., 5.38% . . . . . . . . . . . . . . . .	2,784,189	71,609,341
Series HH, Pfd., 5.88%. . . . . . . . . . . . . . . .	1,803,019	47,635,762
Series EE, Pfd., 6.00% . . . . . . . . . . . . . . . .	1,595,392	41,033,482
Series GG, Pfd., 6.00%. . . . . . . . . . . . . . . .	2,505,375	66,166,954
Series CC, Pfd., 6.20% . . . . . . . . . . . . . . . .	1,956,721	50,268,162
BOK Financial Corp., Pfd., 5.38% . . . . . . . . .	258,805	6,514,122
CIT Group, Inc., Series B, Pfd., 5.63%(b) . . .	333,618	8,340,450
Citigroup, Inc.
Series S, Pfd., 6.30% . . . . . . . . . . . . . . . . .	1,755,483	45,045,694
Series K, Pfd., 6.88% . . . . . . . . . . . . . . . . .	3,795,188	101,900,798
Series J, Pfd., 7.13%(b) . . . . . . . . . . . . . . .	446,246	12,178,053
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b) . . . . . . . . . . . . . . .	776,591	19,111,904
Series D, Pfd., 6.35%(b) . . . . . . . . . . . . . . .	528,259	14,215,450
Commerce Bancshares, Inc., Series B, Pfd.,
6.00%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291,125	7,394,575
Cullen/Frost Bankers, Inc., Pfd., 5.38%(b) . .	287,258	7,172,832
Fifth Third Bancorp
Series K, Pfd., 4.95%(b) . . . . . . . . . . . . . . .	440,587	11,071,951
Series A, Pfd., 6.00%(b) . . . . . . . . . . . . . . .	198,890	5,326,274
Series I, Pfd., 6.63%(b) . . . . . . . . . . . . . . . .	899,876	24,296,652
First Horizon National Corp., Series A, Pfd.,
6.20%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175,602	4,467,315
First Republic Bank
Series J, Pfd., 4.70%(b) . . . . . . . . . . . . . . .	612,251	15,171,580
Series H, Pfd., 5.13%(b) . . . . . . . . . . . . . . .	342,034	8,738,969
Series G, Pfd., 5.50%(b) . . . . . . . . . . . . . . .	293,050	7,607,578
Series I, Pfd., 5.50%. . . . . . . . . . . . . . . . . .	556,927	14,424,409
Series F, Pfd., 5.70%(b) . . . . . . . . . . . . . . .	265,749	6,736,737
Hancock Whitney Corp., Pfd., 5.95%(b) . . . .	285,468	7,210,922
Huntington Bancshares, Inc.
Series C, Pfd., 5.88%(b) . . . . . . . . . . . . . . .	193,157	4,935,161
Series D, Pfd., 6.25% . . . . . . . . . . . . . . . . .	1,029,195	26,491,479
IBERIABANK Corp., Series D, Pfd.,
6.10%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	171,573	4,495,213
ING Groep N.V., Pfd., 6.13% . . . . . . . . . . . . .	71,039	1,804,391
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b) . . . . . . . . . . . . . .	1,535,510	38,648,787
Series DD, Pfd., 5.75%(b) . . . . . . . . . . . . . .	2,976,046	78,924,740
Series EE, Pfd., 6.00% . . . . . . . . . . . . . . . .	2,598,091	69,472,953
Series AA, Pfd., 6.10%. . . . . . . . . . . . . . . .	2,276,707	57,805,591
Series Y, Pfd., 6.13% . . . . . . . . . . . . . . . . .	2,648,472	66,291,254
Series BB, Pfd., 6.15% . . . . . . . . . . . . . . . .	2,300,895	58,373,706
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b) . . . . . . . . . . . . . . .	731,965	$ 18,870,058
Series F, Pfd., 5.65%(b) . . . . . . . . . . . . . . .	715,242	18,310,195
Series E, Pfd., 6.13%(b) . . . . . . . . . . . . . . .	929,312	24,821,924
People's United Financial, Inc., Series A,
Pfd., 5.63%(b) . . . . . . . . . . . . . . . . . . . . . . .	481,373	12,799,708
PNC Financial Services Group, Inc. (The),
Series P, Pfd., 6.13%(b) . . . . . . . . . . . . . . .	3,401,397	90,443,146
Regions Financial Corp.
Series C, Pfd., 5.70%(b) . . . . . . . . . . . . . . .	830,481	22,771,789
Series A, Pfd., 6.38% . . . . . . . . . . . . . . . . .	919,959	23,366,959
Series B, Pfd., 6.38%(b) . . . . . . . . . . . . . . .	889,306	24,251,375
SVB Financial Group, Series A, Pfd.,
5.25%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	598,052	15,088,852
Synovus Financial Corp.
Series E, Pfd., 5.88% . . . . . . . . . . . . . . . . .	644,736	16,743,794
Series D, Pfd., 6.30% . . . . . . . . . . . . . . . . .	376,631	9,754,743
TCF Financial Corp., Series C, Pfd.,
5.70%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	347,343	8,860,720
Texas Capital Bancshares, Inc., Series A,
Pfd., 6.50%(b) . . . . . . . . . . . . . . . . . . . . . . .	470,591	11,764,775
Truist Financial Corp., Series H, Pfd.,
5.63%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	834,805	21,145,611
U.S. Bancorp
Pfd., 5.15%(b) . . . . . . . . . . . . . . . . . . . . . . .	875,975	21,864,336
Series K, Pfd., 5.50% . . . . . . . . . . . . . . . . .	1,156,996	31,215,752
Series F, Pfd., 6.50%(b) . . . . . . . . . . . . . . .	1,767,896	46,937,639
Valley National Bancorp
Series B, Pfd., 5.50% . . . . . . . . . . . . . . . . .	181,888	4,749,096
Series A, Pfd., 6.25%(b) . . . . . . . . . . . . . . .	232,143	6,031,075
Webster Financial Corp., Series F, Pfd.,
5.25%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	284,978	7,141,549
Wells Fargo & Co.
Series Z, Pfd., 4.75%(b) . . . . . . . . . . . . . . .	3,413,898	83,606,362
Series O, Pfd., 5.13% . . . . . . . . . . . . . . . . .	995,098	24,529,166
Pfd., 5.20%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,057,510	26,353,149
Series X, Pfd., 5.50% . . . . . . . . . . . . . . . . .	2,092,632	52,734,326
Series Y, Pfd., 5.63% . . . . . . . . . . . . . . . . .	1,486,225	37,824,426
Series W, Pfd., 5.70%. . . . . . . . . . . . . . . . .	1,881,537	47,508,809
Series Q, Pfd., 5.85% . . . . . . . . . . . . . . . . .	3,192,644	82,019,024
Series T, Pfd., 6.00% . . . . . . . . . . . . . . . . .	1,131,196	28,415,643
Series V, Pfd., 6.00% . . . . . . . . . . . . . . . . .	1,697,332	43,180,126
Series R, Pfd., 6.63% . . . . . . . . . . . . . . . . .	1,568,279	43,017,893
Wintrust Financial Corp., Series D, Pfd.,
6.50%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	237,998	6,330,747
Zions Bancorporation N.A.
Series H, Pfd., 5.75%(b) . . . . . . . . . . . . . . .	266,038	6,584,440
Series G, Pfd., 6.30%(b) . . . . . . . . . . . . . . .	21,772	573,910
		2,002,400,969
Capital Markets-10.94%
Affiliated Managers Group, Inc., Pfd.,
5.88%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	524,866	13,573,035
Apollo Global Management, Inc.
Series A, Pfd., 6.38% . . . . . . . . . . . . . . . . .	487,207	12,384,802
Series B, Pfd., 6.38%(b) . . . . . . . . . . . . . . .	536,748	13,917,876
Ares Management Corp., Series A, Pfd.,
7.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	610,486	16,367,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Preferred ETF (PGX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The), Pfd.,
5.20%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,030,870	$ 25,720,206
Brightsphere Investment Group, Inc., Pfd.,
5.13%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	222,617	5,581,008
Charles Schwab Corp. (The)
Series D, Pfd., 5.95% . . . . . . . . . . . . . . . . .	1,286,593	32,898,183
Series C, Pfd., 6.00% . . . . . . . . . . . . . . . . .	1,078,214	27,494,457
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b) . . . . . . . . . . . . . . .	1,892,702	48,415,317
Series N, Pfd., 6.30%(b) . . . . . . . . . . . . . . .	1,165,857	30,090,769
Series K, Pfd., 6.38%(b) . . . . . . . . . . . . . . .	1,206,928	32,393,947
KKR & Co., Inc.
Series B, Pfd., 6.50%(b) . . . . . . . . . . . . . . .	297,235	7,992,649
Series A, Pfd., 6.75%(b) . . . . . . . . . . . . . . .	647,302	17,062,881
Legg Mason, Inc.
Pfd., 5.45%(b) . . . . . . . . . . . . . . . . . . . . . . .	840,846	20,979,108
Pfd., 6.38%(b) . . . . . . . . . . . . . . . . . . . . . . .	515,360	13,322,056
Morgan Stanley
Series L, Pfd., 4.88%(b) . . . . . . . . . . . . . . .	840,424	20,909,749
Series K, Pfd., 5.85% . . . . . . . . . . . . . . . . .	1,717,727	45,622,829
Series I, Pfd., 6.38%(b) . . . . . . . . . . . . . . . .	1,902,242	51,702,938
Series F, Pfd., 6.88%(b) . . . . . . . . . . . . . . .	1,096,513	30,230,863
Series E, Pfd., 7.13% . . . . . . . . . . . . . . . . .	1,440,059	39,976,038
Northern Trust Corp., Series E, Pfd.,
4.70%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	677,148	17,192,788
Oaktree Capital Group LLC
Series B, Pfd., 6.55%(b) . . . . . . . . . . . . . . .	458,960	12,033,931
Series A, Pfd., 6.63%(b) . . . . . . . . . . . . . . .	350,675	9,236,779
Prospect Capital Corp., Pfd., 6.25%(b) . . . . .	368,204	9,359,746
State Street Corp.
Series C, Pfd., 5.25% . . . . . . . . . . . . . . . . .	855,181	21,362,421
Series G, Pfd., 5.35%(b) . . . . . . . . . . . . . . .	857,373	23,054,760
Series D, Pfd., 5.90% . . . . . . . . . . . . . . . . .	1,278,612	33,256,698
Stifel Financial Corp.
Pfd., 5.20%(b) . . . . . . . . . . . . . . . . . . . . . . .	433,682	11,076,238
Series A, Pfd., 6.25%(b) . . . . . . . . . . . . . . .	298,524	7,681,023
Series B, Pfd., 6.25%(b) . . . . . . . . . . . . . . .	206,418	5,364,804
		656,255,029
Chemicals-0.14%
EI du Pont de Nemours & Co., Series B,
Pfd., 4.50%(b) . . . . . . . . . . . . . . . . . . . . . . .	83,004	8,713,760
Commercial Services & Supplies-0.25%
Pitney Bowes, Inc., Pfd., 6.70%(b) . . . . . . . .	838,886	15,267,725
Consumer Finance-4.17%
Capital One Financial Corp.
Series J, Pfd., 4.80% . . . . . . . . . . . . . . . . .	1,393,240	33,841,800
Series I, Pfd., 5.00% . . . . . . . . . . . . . . . . . .	2,606,864	64,285,266
Series G, Pfd., 5.20%(b) . . . . . . . . . . . . . . .	1,028,951	25,929,565
Series B, Pfd., 6.00% . . . . . . . . . . . . . . . . .	1,421,741	35,557,742
Series H, Pfd., 6.00%(b) . . . . . . . . . . . . . . .	883,622	22,753,267
Series F, Pfd., 6.20%(b) . . . . . . . . . . . . . . .	873,650	22,278,075
Navient Corp., Pfd., 6.00% . . . . . . . . . . . . . .	601,261	13,498,309
Synchrony Financial, Series A, Pfd., 5.63%.	1,272,409	31,962,914
		250,106,938
Diversified Financial Services-1.53%
Equitable Holdings, Inc., Series A, Pfd.,
5.25%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,349,512	33,737,800
	Shares	Value
Diversified Financial Services-(continued)
National Rural Utilities Cooperative Finance
Corp., Pfd., 5.50% . . . . . . . . . . . . . . . . . . .	435,878	$ 11,424,362
PartnerRe Ltd.
Series I, Pfd., 5.88% (Bermuda)(b) . . . . . .	683,104	17,507,956
Series H, Pfd., 7.25% (Bermuda)(b) . . . . .	599,952	15,826,734
Voya Financial, Inc., Series B, Pfd.,
5.35%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	514,401	13,400,146
		91,896,998
Diversified Telecommunication Services-5.77%
AT&T, Inc.
Series C, Pfd., 4.75% . . . . . . . . . . . . . . . . .	2,009,220	49,004,876
Series A, Pfd., 5.00%(b) . . . . . . . . . . . . . . .	2,036,919	50,678,545
Pfd., 5.35%(b) . . . . . . . . . . . . . . . . . . . . . . .	2,320,653	59,199,858
Pfd., 5.63%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,464,557	38,137,064
Qwest Corp.
Pfd., 6.13%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,553,329	36,068,299
Pfd., 6.50%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,728,919	42,202,913
Pfd., 6.63% . . . . . . . . . . . . . . . . . . . . . . . . .	695,237	17,088,926
Pfd., 6.75%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,030,036	25,575,794
Pfd., 6.88% . . . . . . . . . . . . . . . . . . . . . . . . .	779,882	19,364,470
Pfd., 7.00%(b) . . . . . . . . . . . . . . . . . . . . . . .	338,223	8,766,740
		346,087,485
Electric Utilities-8.93%
Alabama Power Co., Series A, Pfd.,
5.00%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	446,970	11,366,447
Duke Energy Corp.
Pfd., 5.13% . . . . . . . . . . . . . . . . . . . . . . . . .	989,277	24,811,067
Pfd., 5.63%(b) . . . . . . . . . . . . . . . . . . . . . . .	941,351	24,729,291
Series A, Pfd., 5.75% . . . . . . . . . . . . . . . . .	1,575,668	42,290,929
Entergy Arkansas LLC
Pfd., 4.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	547,494	13,687,350
Pfd., 4.90%(b) . . . . . . . . . . . . . . . . . . . . . . .	60,709	1,538,973
Entergy Louisiana LLC
Pfd., 4.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	498,524	12,428,203
Pfd., 5.25% . . . . . . . . . . . . . . . . . . . . . . . . .	498,408	12,420,327
Entergy Mississippi LLC, Pfd., 4.90% . . . . . .	503,710	12,607,861
Entergy New Orleans LLC, Pfd., 5.50%(b) . .	501,339	12,623,716
Entergy Texas, Inc., Pfd., 5.63%(b) . . . . . . . .	621,281	15,786,750
Georgia Power Co., Series 2017A, Pfd.,
5.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	511,905	12,792,506
Interstate Power and Light Co., Series D,
Pfd., 5.10%(b) . . . . . . . . . . . . . . . . . . . . . . .	367,264	9,218,326
NextEra Energy Capital Holdings, Inc.
Pfd., 5.00% . . . . . . . . . . . . . . . . . . . . . . . . .	879,426	21,809,765
Series I, Pfd., 5.13%. . . . . . . . . . . . . . . . . .	869,222	21,426,322
Series K, Investment Units, 5.25% . . . . . .	869,088	21,927,090
Series N, Pfd., 5.65%(b) . . . . . . . . . . . . . . .	1,214,345	31,791,552
PPL Capital Funding, Inc., Series B, Pfd.,
5.90%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	790,103	19,760,476
SCE Trust II, Pfd., 5.10%(b) . . . . . . . . . . . . . .	333,416	7,965,308
SCE Trust III, Series H, Pfd., 5.75%(b) . . . . .	404,470	9,796,264
SCE Trust IV, Series J, Pfd., 5.38%(b) . . . . .	598,867	13,594,281
SCE Trust V, Series K, Pfd., 5.45%(b) . . . . . .	599,148	14,038,038
SCE Trust VI, Pfd., 5.00%(b) . . . . . . . . . . . . .	1,114,070	25,601,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Preferred ETF (PGX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Electric Utilities-(continued)
Southern Co. (The)
Series 2020, Pfd., 4.95% . . . . . . . . . . . . .	1,738,932	$ 42,934,231
Pfd., 5.25% . . . . . . . . . . . . . . . . . . . . . . . . .	1,405,335	35,203,642
Pfd., 5.25%(b) . . . . . . . . . . . . . . . . . . . . . . .	784,848	19,715,382
Pfd., 6.25% . . . . . . . . . . . . . . . . . . . . . . . . .	1,727,230	43,837,098
		535,702,524
Equity REITs-8.77%
American Homes 4 Rent
Series F, Pfd., 5.88% . . . . . . . . . . . . . . . . .	484,123	12,398,390
Series G, Pfd., 5.88% . . . . . . . . . . . . . . . . .	180,720	4,606,553
Series H, Pfd., 6.25% . . . . . . . . . . . . . . . . .	179,525	4,755,617
Series E, Pfd., 6.35%(b) . . . . . . . . . . . . . . .	258,843	6,698,857
Series D, Pfd., 6.50%(b) . . . . . . . . . . . . . . .	287,730	7,455,084
Boston Properties, Inc., Series B, Pfd.,
5.25%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	218,797	5,542,128
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b) . . . . . . . . . . . . . . .	494,289	12,367,111
Series J, Pfd., 5.25%(b) . . . . . . . . . . . . . . .	454,433	11,483,522
Series K, Pfd., 5.85%(b) . . . . . . . . . . . . . . .	348,826	9,278,772
Series G, Pfd., 5.88%(b) . . . . . . . . . . . . . . .	525,293	13,316,178
Series I, Pfd., 6.35%(b) . . . . . . . . . . . . . . . .	450,400	11,620,320
Series C, Pfd., 6.63%(b) . . . . . . . . . . . . . . .	304,379	8,136,051
Diversified Healthcare Trust
Pfd., 5.63%(b) . . . . . . . . . . . . . . . . . . . . . . .	672,288	15,341,612
Pfd., 6.25% . . . . . . . . . . . . . . . . . . . . . . . . .	483,052	11,400,027
EPR Properties, Series G, Pfd., 5.75%(b) . . .	296,257	7,480,489
Federal Realty Investment Trust, Series C,
Pfd., 5.00% . . . . . . . . . . . . . . . . . . . . . . . . .	272,915	6,825,604
Kimco Realty Corp.
Series L, Pfd., 5.13%(b) . . . . . . . . . . . . . . .	479,742	12,103,891
Class M, Pfd., 5.25%(b) . . . . . . . . . . . . . . . .	498,790	12,734,109
National Retail Properties, Inc., Series F,
Pfd., 5.20%(b) . . . . . . . . . . . . . . . . . . . . . . .	622,527	15,625,428
Office Properties Income Trust, Pfd.,
5.88%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	549,466	13,626,757
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b) . . . . . . . . . . . . . . .	557,346	13,705,138
Series W, Pfd., 5.20%(b) . . . . . . . . . . . . . . .	491,215	12,422,827
Series Y, Pfd., 5.20%(b) . . . . . . . . . . . . . . .	393,092	9,953,089
Series X, Pfd., 5.25%(b) . . . . . . . . . . . . . . .	509,706	12,890,465
Public Storage
Series K, Pfd., 4.75%(b) . . . . . . . . . . . . . . .	221,530	5,626,862
Series I, Pfd., 4.88%(b) . . . . . . . . . . . . . . . .	180,614	4,583,983
Series E, Pfd., 4.90% . . . . . . . . . . . . . . . . .	1,123,306	27,914,154
Series D, Pfd., 4.95% . . . . . . . . . . . . . . . . .	903,397	22,530,721
Series G, Pfd., 5.05%(b) . . . . . . . . . . . . . . .	857,832	21,651,680
Series C, Pfd., 5.13% . . . . . . . . . . . . . . . . .	554,812	14,086,677
Series F, Pfd., 5.15%(b) . . . . . . . . . . . . . . .	523,009	13,305,349
Series W, Pfd., 5.20%(b) . . . . . . . . . . . . . . .	850,048	21,251,200
Series B, Pfd., 5.40% . . . . . . . . . . . . . . . . .	950,393	24,073,455
Series H, Pfd., 5.60% . . . . . . . . . . . . . . . . .	357,611	9,666,225
QTS Realty Trust, Inc., Series A, Pfd.,
7.13%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,546	1,353,116
SITE Centers Corp.
Series K, Pfd., 6.25%(b) . . . . . . . . . . . . . . .	342,284	8,361,998
Series A, Pfd., 6.38%(b) . . . . . . . . . . . . . . .	238,962	6,294,259
SL Green Realty Corp., Series I, Pfd.,
6.50%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420,811	10,776,970
	Shares	Value
Equity REITs-(continued)
Spirit Realty Capital, Inc., Series A, Pfd.,
6.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,822	$8,462,427
VEREIT, Inc., Series F, Pfd., 6.70%(b) . . . . . .	1,323,080	33,077,000
Vornado Realty Trust
Series M, Pfd., 5.25%(b) . . . . . . . . . . . . . . .	590,501	14,916,055
Series L, Pfd., 5.40% . . . . . . . . . . . . . . . . .	396,259	9,906,475
Series K, Pfd., 5.70%(b) . . . . . . . . . . . . . . .	622,452	15,660,892
Washington Prime Group, Inc., Series I,
Pfd., 6.88% . . . . . . . . . . . . . . . . . . . . . . . . .	67,610	1,041,194
		526,308,711
Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd.,
5.63%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	344,244	8,464,960
Spire, Inc., Series A, Pfd., 5.90%(b) . . . . . . .	435,173	11,519,029
		19,983,989
Independent Power and Renewable Electricity Producers-0.12%
Brookfield Renewable Partners L.P.,
Series 17, Pfd., 5.25% . . . . . . . . . . . . . . . .	295,144	7,316,620
Insurance-14.02%
AEGON Funding Co. LLC, Pfd., 5.10%(b) . . .	1,569,484	38,954,593
Allstate Corp. (The)
Series I, Pfd., 4.75%(b) . . . . . . . . . . . . . . . .	509,327	12,875,787
Pfd., 5.10%(b) . . . . . . . . . . . . . . . . . . . . . . .	849,657	22,133,565
Series H, Pfd., 5.10%(b) . . . . . . . . . . . . . . .	1,971,044	50,044,807
Series G, Pfd., 5.63% . . . . . . . . . . . . . . . . .	1,145,994	30,013,583
American Equity Investment Life Holding
Co., Series A, Pfd., 5.95% . . . . . . . . . . . . .	687,234	17,050,276
American Financial Group, Inc.
Pfd., 5.13%(b) . . . . . . . . . . . . . . . . . . . . . . .	340,702	8,537,992
Pfd., 5.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	74,067	1,967,960
Pfd., 6.00%(b) . . . . . . . . . . . . . . . . . . . . . . .	212,403	5,416,276
American International Group, Inc.,
Series A, Pfd., 5.85% . . . . . . . . . . . . . . . . .	859,347	22,686,761
Arch Capital Group Ltd.
Series E, Pfd., 5.25%(b) . . . . . . . . . . . . . . .	861,021	21,534,135
Series F, Pfd., 5.45% . . . . . . . . . . . . . . . . .	567,199	14,310,431
Argo Group U.S., Inc., Pfd., 6.50%(b) . . . . . .	222,737	5,624,109
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b). . . . . . . . . . . . . .	541,405	13,648,820
Pfd., 5.63% (Bermuda)(b). . . . . . . . . . . . . .	426,024	10,629,299
Pfd., 5.95% (Bermuda)(b). . . . . . . . . . . . . .	448,460	11,615,114
Assured Guaranty Municipal Holdings, Inc.,
Pfd., 6.25%(b) . . . . . . . . . . . . . . . . . . . . . . .	629,565	16,526,081
Athene Holding Ltd.
Series B, Pfd., 5.63% . . . . . . . . . . . . . . . . .	558,669	13,972,312
Series A, Pfd., 6.35% . . . . . . . . . . . . . . . . .	1,510,357	41,323,368
AXIS Capital Holdings Ltd., Series E, Pfd.,
5.50%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	998,161	24,964,007
Brighthouse Financial, Inc.
Pfd., 6.25%(b) . . . . . . . . . . . . . . . . . . . . . . .	717,563	18,419,842
Series A, Pfd., 6.60% . . . . . . . . . . . . . . . . .	728,136	19,106,289
Enstar Group Ltd.
Series D, Pfd., 7.00% (Bermuda) . . . . . . .	739,470	19,965,690
Series E, Pfd., 7.00% (Bermuda) . . . . . . .	175,246	4,647,524
Globe Life, Inc., Pfd., 6.13% . . . . . . . . . . . . .	620,160	16,428,038
Hanover Insurance Group, Inc. (The), Pfd.,
6.35%(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,188	8,304,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Preferred ETF (PGX)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Insurance-(continued)
Hartford Financial Services Group, Inc.
(The)
Series G, Pfd., 6.00%(b) . . . . . . . . . . . . . . .	572,715	$ 15,234,219
Pfd., 7.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,081,108	29,589,926
MetLife, Inc.
Series F, Pfd., 4.75% . . . . . . . . . . . . . . . . .	1,589,119	39,060,545
Series E, Pfd., 5.63% . . . . . . . . . . . . . . . . .	1,484,314	38,829,654
Prudential Financial, Inc.
Pfd., 5.63% . . . . . . . . . . . . . . . . . . . . . . . . .	1,042,573	27,127,749
Pfd., 5.70%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,235,524	31,048,718
Pfd., 5.75%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,032,106	26,174,208
Prudential PLC, Pfd., 6.50%(b) . . . . . . . . . . .	969,701	25,212,226
Reinsurance Group of America, Inc.
Pfd., 5.75% . . . . . . . . . . . . . . . . . . . . . . . . .	697,651	18,257,527
Pfd., 6.20%(b) . . . . . . . . . . . . . . . . . . . . . . .	771,972	20,596,213
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b). . . . . .	751,398	18,709,810
Series F, Pfd., 5.75% (Bermuda)(b). . . . . .	426,236	11,171,646
Unum Group, Pfd., 6.25% . . . . . . . . . . . . . . .	557,710	14,349,878
W.R. Berkley Corp.
Pfd., 5.10%(b) . . . . . . . . . . . . . . . . . . . . . . .	514,473	12,969,864
Pfd., 5.63% . . . . . . . . . . . . . . . . . . . . . . . . .	654,601	16,227,559
Pfd., 5.70% . . . . . . . . . . . . . . . . . . . . . . . . .	296,674	7,642,322
Pfd., 5.75%(b) . . . . . . . . . . . . . . . . . . . . . . .	600,693	15,275,623
Pfd., 5.90%(b) . . . . . . . . . . . . . . . . . . . . . . .	122,303	3,116,280
		841,294,854
Internet & Direct Marketing Retail-1.07%
eBay, Inc., Pfd., 6.00%(b) . . . . . . . . . . . . . . . .	1,332,111	34,355,143
QVC, Inc.
Pfd., 6.25%(b) . . . . . . . . . . . . . . . . . . . . . . .	851,599	20,370,248
Pfd., 6.38%(b) . . . . . . . . . . . . . . . . . . . . . . .	382,307	9,240,360
		63,965,751
Leisure Products-0.39%
Brunswick Corp.
Pfd., 6.38%(b) . . . . . . . . . . . . . . . . . . . . . . .	386,903	9,896,979
Pfd., 6.50%(b) . . . . . . . . . . . . . . . . . . . . . . .	306,898	7,813,623
Pfd., 6.63% . . . . . . . . . . . . . . . . . . . . . . . . .	215,226	5,494,720
		23,205,322
Multi-Utilities-4.08%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada). . . . . .	608,487	16,246,603
Pfd., 6.88% (Canada) . . . . . . . . . . . . . . . . .	515,938	13,610,444
CMS Energy Corp.
Pfd., 5.63%(b) . . . . . . . . . . . . . . . . . . . . . . .	368,030	9,278,036
Pfd., 5.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	480,206	12,571,793
Pfd., 5.88%(b) . . . . . . . . . . . . . . . . . . . . . . .	1,181,339	30,892,015
Dominion Energy, Inc., Series A,
Investment Units, 5.25% . . . . . . . . . . . . . .	1,472,184	36,804,600
DTE Energy Co.
Series E, Investment Units, 5.25% . . . . . .	720,767	18,091,252
Series B, Investment Units, 5.38% . . . . . .	585,030	14,655,002
Series F, Investment Units, 6.00%(b) . . . .	724,619	18,695,170
Integrys Holding, Inc., Pfd., 6.00% . . . . . . . .	624,421	17,171,577
NiSource, Inc., Series B, Pfd., 6.50% . . . . . .	881,600	23,177,264
Sempra Energy, Pfd., 5.75%(b) . . . . . . . . . . .	1,311,833	33,897,765
		245,091,521
	Shares	Value
Oil, Gas & Consumable Fuels-2.24%
DCP Midstream L.P.
Series B, Pfd., 7.88%(b) . . . . . . . . . . . . . . .	286,213	$6,187,925
Series C, Pfd., 7.95%(b) . . . . . . . . . . . . . . .	198,377	4,427,775
Enbridge, Inc., Series B, Pfd., 6.38% . . . . . .	1,071,310	27,168,422
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%(b) . . . . . . . . . . . . . . .	834,819	18,983,784
Series E, Pfd., 7.60%(b) . . . . . . . . . . . . . . .	1,381,431	32,214,971
Series D, Pfd., 7.63% . . . . . . . . . . . . . . . . .	754,723	17,652,971
NuStar Energy L.P.
Series B, Pfd., 7.63%(b) . . . . . . . . . . . . . . .	648,092	13,059,054
Series A, Pfd., 8.50% . . . . . . . . . . . . . . . . .	382,816	8,119,527
Series C, Pfd., 9.00%(b) . . . . . . . . . . . . . . .	293,313	6,458,752
		134,273,181
Real Estate Management & Development-0.51%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75% . . . . . . . . . . . . . . . . .	428,500	10,493,965
Series A2, Pfd., 6.38%. . . . . . . . . . . . . . . .	546,795	13,555,048
Series A-1, Pfd., 6.50% . . . . . . . . . . . . . . .	269,734	6,743,350
		30,792,363
Thrifts & Mortgage Finance-0.40%
New York Community Bancorp, Inc.,
Series A, Pfd., 6.38%(b) . . . . . . . . . . . . . . .	909,043	24,189,634
Trading Companies & Distributors-0.63%
Air Lease Corp., Series A, Pfd., 6.15% . . . .	458,675	11,659,519
GATX Corp., Pfd., 5.63%(b) . . . . . . . . . . . . . .	292,939	7,194,582
Triton International Ltd.
Pfd., 6.88% (Bermuda) . . . . . . . . . . . . . . .	215,722	5,239,887
Pfd., 7.38% (Bermuda) . . . . . . . . . . . . . . .	316,991	7,671,182
Pfd., 8.00% (Bermuda)(b) . . . . . . . . . . . . . .	245,865	5,994,189
		37,759,359
Wireless Telecommunication Services-1.31%
Telephone & Data Systems, Inc.
Pfd., 5.88% . . . . . . . . . . . . . . . . . . . . . . . . .	482,038	11,197,743
Pfd., 6.63% . . . . . . . . . . . . . . . . . . . . . . . . .	953,159	24,353,212
United States Cellular Corp.
Pfd., 6.95%(b) . . . . . . . . . . . . . . . . . . . . . . .	597,952	15,050,452
Pfd., 7.25% . . . . . . . . . . . . . . . . . . . . . . . . .	590,260	14,986,701
Pfd., 7.25% . . . . . . . . . . . . . . . . . . . . . . . . .	514,434	12,829,984
		78,418,092

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-100.08%

(Cost $6,077,698,927) . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,005,769,749

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.90%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . 40,707,601	40,707,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Preferred ETF (PGX)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d). . . . . . . . . . . . . . . . . . . . .	13,589,329	$13,596,124
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $54,302,940) . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	54,303,725
TOTAL INVESTMENTS IN SECURITIES-100.98%
(Cost $6,132,001,867) . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	6,060,073,474
OTHER ASSETS LESS LIABILITIES-(0.98)%. .	. . . . . . . . . . . .	(58,875,271)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	$6,001,198,203

Investment Abbreviations:

Pfd. -Preferred

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	64.43
Utilities	13.46

Real Estate	9.28
Communication Services	7.08

Sector Types Each Less Than 3%	5.83
Money Market Funds Plus Other Assets
Less Liabilities	(0.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-94.24%
Alaska-0.19%
Anchorage, AK Municipality, Series 2010 A2, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.91%	04/01/2020	$ 3,000	$3,010,770
Arizona-0.50%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	2.46%	07/01/2030	2,560	2,735,386
Northern Arizona University, Series 2009, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.69%	06/01/2020	500	506,270
Northern Arizona University, Series 2010, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.59%	08/01/2020	3,000	3,063,630
Tucson (City of), AZ, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.79%	07/01/2026	1,275	1,555,219
				7,860,505
California-26.54%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB . . . . . . . . . . . . . . . . . . . . . . . . .	7.04%	04/01/2050	3,605	6,662,364
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB . . . . . . . . . . . . . . . . . . . . . . . . .	6.91%	10/01/2050	3,025	5,655,268
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b) . . . . . . . . . . . . . . . . . . . . .	6.67%	06/01/2020	300	304,044
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b) . . . . . . . . . . . . . . . . . . . . .	6.77%	06/01/2020	1,000	1,013,730
California (State of), Series 2009 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.51%	04/01/2039	14,890	15,994,689
California (State of), Series 2009, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.50%	04/01/2034	11,460	19,015,120
California (State of), Series 2009, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.55%	04/01/2039	8,860	15,233,707
California (State of), Series 2009, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.30%	10/01/2039	15,160	24,568,448
California (State of), Series 2009, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.35%	11/01/2039	8,505	13,873,526
California (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.70%	11/01/2021	7,500	7,995,900
California (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.95%	03/01/2036	12,850	12,915,792
California (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.63%	03/01/2040	4,500	7,685,055
California (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.60%	11/01/2040	30,055	53,188,333
California (State of), Series 2018, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.50%	04/01/2033	9,850	11,773,508
California (State of), Series 2018, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.60%	04/01/2038	5,400	6,267,564
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building
19A), Series 2010 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.49%	05/15/2049	1,000	1,527,470
California (State of) Public Works Board (California State University), Series 2010 B-2, RB. . . . . . . . . .	7.80%	03/01/2035	800	1,217,480
California (State of) Statewide Communities Development Authority (Marin General Hospital),
Series 2018 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.82%	08/01/2045	2,000	2,315,400
California State University, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.48%	11/01/2041	900	1,409,535
California State University, Series 2020 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.98%	11/01/2051	5,000	5,311,300
East Bay Municipal Utility District, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.03%	06/01/2032	3,000	3,854,370
East Bay Municipal Utility District, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.87%	06/01/2040	3,000	4,523,070
Fresno (City of), CA, Series 2010 A2, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	06/01/2030	2,000	2,589,100
Hayward Unified School District, Series 2010, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.35%	08/01/2020	2,000	2,050,880
Jurupa Community Services District, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.35%	09/01/2025	1,030	1,258,516
Jurupa Community Services District, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.50%	09/01/2026	1,070	1,348,992
Jurupa Community Services District, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.60%	09/01/2027	1,125	1,456,706
Jurupa Community Services District, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.70%	09/01/2028	1,170	1,554,696
Jurupa Community Services District, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.19%	09/01/2040	2,000	3,184,560
Long Beach (City of), CA, Series 2009 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.77%	06/01/2039	250	251,155
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB . . . . . . . . . . . . . . . . . . . . .	5.38%	07/01/2024	500	584,125
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB . . . . . . . . . . . . . . . . . . . . .	6.01%	07/01/2039	2,270	3,154,823
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . .	6.17%	07/01/2040	8,000	8,127,920
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . .	7.00%	07/01/2041	1,500	1,615,605
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . .	6.60%	07/01/2050	1,715	3,104,064
Los Angeles (City of), CA Department of Water & Power System Revenue, Series 2010, RB . . . . . . . .	6.57%	07/01/2045	10,000	17,262,400
Los Angeles Community College District, Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.60%	08/01/2042	3,000	5,104,770
Los Angeles Unified School District, Series 2010 J-05, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.98%	05/01/2027	500	645,390
Metropolitan Water District of Southern California, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.95%	07/01/2040	6,000	6,112,980
Napa Valley Unified School District, Series 2010 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.51%	08/01/2043	3,000	4,811,160
Northern California Power Agency, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.31%	06/01/2040	1,000	1,557,420
Oak Valley Hospital District, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9.00%	11/01/2039	1,000	1,010,600
Pasadena (City of), CA, Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.24%	05/01/2045	5,000	5,167,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
Regents of the University of California, Series 2009 F, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.46%	05/15/2029	$500	$632,530
Regents of the University of California Medical Center, Series 2009 F, RB. . . . . . . . . . . . . . . . . . . . . . . .	6.58%	05/15/2049	5,335	8,535,520
Riverside (City of), CA, Series 2009 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.35%	10/01/2039	500	781,030
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB. . . . . . . . . . . . . . .	4.23%	10/15/2038	2,000	2,280,420
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities
Commission Office), Series 2009 D, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.49%	11/01/2041	3,000	4,652,100
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds .	6.26%	06/15/2030	3,850	5,339,912
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds . . . .	6.26%	06/15/2030	1,500	2,099,100
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . .	6.00%	11/01/2040	2,245	3,208,038
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.70%	11/01/2027	3,000	3,898,710
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . .	6.00%	11/01/2040	2,480	3,633,671
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . .	6.95%	11/01/2050	4,600	8,077,784
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB. . . .	3.08%	08/01/2025	2,000	2,182,740
San Mateo Union High School District, Series 2010 B, GO Bonds(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.73%	09/01/2034	1,000	1,026,350
Santa Clara Valley Transportation Authority, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.88%	04/01/2032	1,025	1,316,295
Santa Clara Valley Water District, Series 2016 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.35%	06/01/2046	3,000	3,333,840
Southern California Public Power Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.92%	07/01/2035	2,000	2,898,800
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b) . . . . .	7.93%	08/01/2020	1,000	1,027,810
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b) . . . . .	8.18%	08/01/2020	1,000	1,028,830
Tulare (County of), CA, Series 2018, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.45%	06/01/2037	2,000	2,305,320
University of California, Series 2010 F, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.95%	05/15/2045	8,745	12,964,200
University of California, Series 2015 AQ, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.77%	05/15/2115	1,577	2,380,229
University of California, Series 2015 J, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.13%	05/15/2045	24,670	30,168,696
University of California, Series 2016 AS, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.55%	05/15/2039	1,500	1,788,885
University of California, Series 2019 BD, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.35%	07/01/2029	15,000	17,076,600
				416,896,795
Colorado-0.97%
Brighton (City of), CO, Series 2010 B, COP, (INS - AGM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.55%	12/01/2030	2,000	2,069,980
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, RB. . . . . . . . . . . . . . . .	3.70%	11/01/2039	1,200	1,351,716
Colorado (State of) State University System Board of Governors, Series 2010 B, RB. . . . . . . . . . . . . . .	5.96%	03/01/2033	1,000	1,332,110
Colorado Mesa University, Series 2009 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.80%	05/15/2040	1,215	1,743,391
Colorado Springs (City of), CO, Series 2010 B-2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.74%	11/15/2050	810	831,951
Denver (City & County of), CO, Series 2016 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.82%	08/01/2032	1,000	1,126,970
Denver City & County School District No. 1, Series 2009 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.66%	12/01/2033	500	681,370
Regional Transportation District, Series 2010, COP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.67%	06/01/2040	3,000	4,873,470
Upper Eagle Regional Water Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.52%	12/01/2039	1,250	1,291,950
				15,302,908
Connecticut-0.67%
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.35%	03/01/2039	4,835	5,442,518
South Central Connecticut Regional Water Authority, Series 2010 A, RB. . . . . . . . . . . . . . . . . . . . . . . . .	6.24%	08/01/2030	2,000	2,576,460
South Central Connecticut Regional Water Authority, Series 2010 A, RB. . . . . . . . . . . . . . . . . . . . . . . . .	6.39%	08/01/2040	1,645	2,445,983
				10,464,961
Delaware-0.48%
University of Delaware, Series 2018, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.07%	11/01/2050	5,770	7,563,893
District of Columbia-0.61%
District of Columbia, Series 2010 F, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.91%	12/01/2023	4,500	5,086,890
Metropolitan Washington Airports Authority, Series 2009, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.46%	10/01/2046	2,480	4,454,427
				9,541,317
Florida-3.23%
Davie (Town of), FL, Series 2010 B, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.60%	10/01/2020	200	206,256
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(d) . . . . . . . . . .	3.61%	08/15/2040	5,750	6,204,250
JEA Electric System Revenue, Series 2009 F, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.41%	10/01/2034	500	671,690
JEA Water & Sewer System Revenue, Series 2010 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.21%	10/01/2033	1,250	1,701,700
Lee Memorial Health System, Series 2010 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.28%	04/01/2027	2,500	3,174,550
Miami-Dade (County of), FL, Series 2010 B, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.74%	04/01/2020	7,000	7,028,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.53%	07/01/2032	$ 2,500	$3,132,600
Miami-Dade (County of), FL, Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.14%	10/01/2027	5,000	5,446,400
Miami-Dade (County of), FL, Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.18%	10/01/2028	3,600	3,947,328
Miami-Dade (County of), FL, Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.28%	10/01/2029	2,700	2,996,217
Miami-Dade (County of), FL School Board, Series 2010 B, COP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.94%	06/15/2032	2,000	2,027,020
Port St Lucie (City of), FL, Series 2010 A, RB, (INS - AGC)(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.38%	05/01/2039	1,000	1,009,780
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.73%	06/01/2038	2,500	2,686,325
Sarasota (City of), FL, Series 2010, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.43%	10/01/2020	200	204,650
Seminole (County of), FL, Series 2010 B, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.44%	10/01/2020	2,000	2,059,120
St. Cloud (City of), FL, Series 2010 B, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.85%	09/01/2020	2,000	2,044,420
State Board of Administration Finance Corp., Series 2013 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.00%	07/01/2020	4,550	4,575,753
Sunrise (City of), FL, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.81%	10/01/2030	1,500	1,540,065
				50,656,894
Georgia-2.22%
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB . . . .	3.13%	11/01/2049	8,500	9,715,500
Georgia (State of) Municipal Electric Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.06%	04/01/2057	9,854	14,946,350
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.66%	04/01/2057	6,634	10,215,100
				34,876,950
Hawaii-0.88%
Hawaii (State of), Series 2010, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.53%	02/01/2030	1,000	1,327,950
Hawaii (State of), Series 2017 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.89%	07/01/2037	1,250	1,376,063
Kauai (County of), HI, Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.76%	08/01/2033	2,000	2,843,700
University of Hawaii, Series 2010 A-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.83%	10/01/2030	3,000	3,076,770
University of Hawaii, Series 2010 A-1, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.03%	10/01/2040	5,000	5,130,350
				13,754,833
Idaho-0.05%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.35%	07/15/2028	595	765,545
Illinois-6.58%
Chicago (City of), IL, Series 2009 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.21%	01/01/2036	6,205	7,803,780
Chicago (City of), IL, Series 2009 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.26%	01/01/2040	2,000	2,492,080
Chicago (City of), IL, Series 2010 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.52%	01/01/2040	2,000	2,797,660
Chicago (City of), IL (O'Hare International Airport), Series 2010 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	6.85%	01/01/2038	3,190	3,204,387
Chicago (City of), IL (O'Hare International Airport), Series 2010 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	6.40%	01/01/2040	5,750	9,082,297
Chicago (City of), IL (O'Hare International Airport), Series 2018 C, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	4.47%	01/01/2049	10,000	13,550,500
Chicago (City of), IL (O'Hare International Airport), Series 2018 C, RB. . . . . . . . . . . . . . . . . . . . . . . . . . .	4.57%	01/01/2054	9,580	13,147,975
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.14%	12/01/2039	8,700	10,435,215
Cook County Community Consolidated School District No. 65 Evanston, Series 2009 B, GO Bonds . . .	4.40%	12/01/2020	1,600	1,604,112
Illinois (State of), Series 2010 1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.56%	02/01/2021	14,795	15,277,021
Illinois (State of), Series 2010 2, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.65%	03/01/2020	2,500	2,500,000
Illinois (State of), Series 2010 2, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.90%	03/01/2035	9,300	12,735,048
Itasca (Village of), IL, Series 2009 A, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.10%	02/01/2034	200	200,700
Itasca (Village of), IL, Series 2009 A, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.20%	02/01/2039	320	321,104
Northern Illinois Municipal Power Agency, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.62%	01/01/2030	225	288,648
Peoria County Community Unit School District No. 323, Series 2010, GO Bonds . . . . . . . . . . . . . . . . . .	6.02%	04/01/2028	1,450	1,455,322
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.41%	01/01/2043	6,000	6,507,840
				103,403,689
Indiana-0.58%
Indiana University, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.54%	06/01/2030	2,000	2,020,680
Indiana University, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.64%	06/01/2035	1,500	1,515,885
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB . . . . . . . . . . .	5.85%	01/15/2030	1,000	1,238,900
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB . . . . . . . . . . .	5.97%	01/15/2030	3,500	4,379,235
				9,154,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kansas-0.16%
Kansas (State of) Development Finance Authority, Series 2010 E2, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	6.12%	11/01/2029	$500	$515,360
Kansas (State of) Development Finance Authority, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.95%	03/01/2030	2,000	2,000,000
				2,515,360
Kentucky-0.09%
Kenton (County of), KY Airport Board, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.69%	01/01/2049	1,000	1,151,620
Louisville/Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds . . . . . . . . . . . .	5.45%	11/15/2027	200	250,616
				1,402,236
Louisiana-0.10%
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS - AGC)(d) . . . . . . . . .	7.20%	02/01/2042	1,500	1,505,025
Maryland-0.21%
Maryland (State of) Transportation Authority, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.60%	07/01/2030	1,200	1,550,100
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB . . . . . . . . . . . . . . .	4.75%	06/01/2042	1,500	1,688,655
				3,238,755
Massachusetts-1.88%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.48%	05/01/2024	4,300	4,858,097
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.91%	05/01/2029	7,765	9,788,326
Massachusetts (Commonwealth of), Series 2016 F, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.28%	06/01/2046	1,500	1,690,185
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB . . . . . . . . . . . . . . .	5.87%	07/01/2040	2,000	2,945,360
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB . . . . . . . . . . . . . . . . . . . .	5.19%	08/01/2040	1,125	1,367,921
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB. . . . . . . . . . . . . . . . .	5.83%	05/01/2030	5,000	6,445,100
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB . . . . . . . . . . . . . . . . . . .	5.72%	08/15/2039	450	646,218
University of Massachusetts Building Authority, Series 2010 2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.55%	11/01/2025	1,500	1,735,305
				29,476,512
Michigan-0.02%
University of Michigan, Series 2010 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.51%	04/01/2030	250	319,970
Minnesota-0.22%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.23%	01/01/2046	3,000	3,404,880
Mississippi-0.32%
Mississippi (State of), Series 2009 D, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.54%	10/01/2029	3,000	3,685,680
Mississippi (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.25%	11/01/2034	1,000	1,323,730
				5,009,410
Missouri-2.18%
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.20%	10/01/2049	5,000	6,535,900
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB . . . . . . . . . . . . . . . . . . . .	4.96%	05/01/2023	2,250	2,493,135
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB . . . . . . . . . . . . . . . . . . . .	5.06%	05/01/2024	6,000	6,867,600
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . .	5.02%	05/01/2025	1,000	1,173,890
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB . . . .	6.89%	01/01/2042	10,000	14,872,300
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB . . . .	7.60%	01/01/2032	1,000	1,348,860
St. Charles (City of), MO, Series 2010 B, COP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.65%	02/01/2030	1,000	1,016,020
				34,307,705
Nebraska-0.41%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.04%	10/01/2049	6,000	6,517,980
Nevada-1.14%
Carson City (City of), NV, Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.66%	11/01/2039	1,010	1,018,262
Clark (County of), NV, Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.55%	07/01/2030	1,500	1,961,685
Clark (County of), NV, Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.75%	07/01/2038	1,620	2,519,991
Clark (County of), NV, Series 2010 C, GO Bonds(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.00%	07/01/2038	4,560	4,642,536
Douglas County School District, Series 2010 A, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.11%	04/01/2020	1,000	1,003,610
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.30%	08/01/2035	1,000	1,016,500
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.40%	08/01/2040	1,000	1,016,110
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.45%	02/01/2040	3,000	4,714,320
				17,893,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Hampshire-0.02%
New Hampshire (State of) Turnpike System, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.01%	11/01/2039	$250	$366,228
New Jersey-2.78%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.18%	01/15/2027	500	591,015
New Jersey (State of) Economic Development Authority, Series 2010 CC-1, RB(a)(b) . . . . . . . . . . . . . . .	6.43%	06/15/2020	3,000	3,042,420
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G,
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.19%	07/01/2040	3,000	3,039,060
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB . . . . . . . . . . . . . . . . . . .	6.56%	12/15/2040	7,455	11,151,040
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB(a)(b) . . . . . . . . . . . . . . .	6.10%	12/15/2020	1,125	1,168,144
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB . . . . . . . . . . . . . . . . . . .	5.75%	12/15/2028	1,990	2,386,050
New Jersey Institute of Technology, Series 2020 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.42%	07/01/2042	6,955	7,561,893
Passaic (County of), NJ Improvement Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.54%	08/01/2031	1,000	1,020,780
Passaic (County of), NJ Valley Water Commission, Series 2009, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.57%	12/15/2029	500	697,875
Passaic (County of), NJ Valley Water Commission, Series 2009, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.82%	12/15/2039	500	844,275
Rutgers State University of New Jersey, Series 2019 R, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.27%	05/01/2043	3,500	3,881,360
Rutgers The State University of New Jersey, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.55%	05/01/2029	905	1,097,919
South Jersey Port Corp., Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.37%	01/01/2040	5,000	7,160,550
				43,642,381
New Mexico-0.06%
New Mexico State University, Series 2010 B, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.12%	04/01/2020	575	577,088
New Mexico State University, Series 2010 B, RB(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.12%	04/01/2030	425	426,517
				1,003,605
New York-15.69%
Metropolitan Transportation Authority, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.87%	11/15/2039	335	467,415
Metropolitan Transportation Authority, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.34%	11/15/2039	2,015	3,451,272
Metropolitan Transportation Authority, Series 2010 A2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.09%	11/15/2040	2,500	3,663,475
Metropolitan Transportation Authority, Series 2010 E, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.81%	11/15/2040	6,525	10,117,013
Metropolitan Transportation Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.65%	11/15/2039	1,800	2,717,298
Metropolitan Transportation Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.67%	11/15/2039	7,250	11,206,108
Metropolitan Transportation Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.69%	11/15/2040	3,745	5,733,633
New York & New Jersey (States of) Port Authority, Series 2011, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.93%	10/01/2051	11,485	17,162,380
New York & New Jersey (States of) Port Authority, Series 2012, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.46%	10/01/2062	13,200	18,077,136
New York (City of), NY, Series 2010 D-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.39%	12/01/2029	1,000	1,003,260
New York (City of), NY, Series 2010 D-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.99%	12/01/2036	1,500	2,106,900
New York (City of), NY, Series 2010 G-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.97%	03/01/2036	8,495	12,315,796
New York (City of), NY, Series 2010 H-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.65%	06/01/2027	1,000	1,200,630
New York (City of), NY, Series 2010 H-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.25%	06/01/2035	3,920	3,965,237
New York (City of), NY, Series 2010 H-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.85%	06/01/2040	5,000	7,441,100
New York (City of), NY, Series 2010, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.79%	06/15/2020	1,170	1,184,496
New York (City of), NY, Series 2010, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.12%	06/15/2020	4,370	4,428,252
New York (City of), NY, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.79%	06/15/2041	1,755	1,778,008
New York (City of), NY, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.12%	06/15/2042	1,730	1,754,220
New York (City of), NY, Series 2011 C-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.82%	10/01/2031	2,710	2,780,189
New York (City of), NY, Series 2011 F-1, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.27%	12/01/2037	7,920	12,003,235
New York (City of), NY, Series 2019 A-2, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.63%	08/01/2028	10,000	10,706,800
New York (City of), NY Educational Construction Fund, Series 2010 A, RB . . . . . . . . . . . . . . . . . . . . . . .	6.00%	04/01/2035	2,000	2,753,820
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, RB. . . . . . . . . . . . . . . . . . .	6.45%	06/15/2041	1,000	1,014,460
New York (City of), NY Municipal Water Finance Authority, Series 2010 EE, RB . . . . . . . . . . . . . . . . . . .	6.49%	06/15/2042	7,425	7,535,558
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB. . . . . . . . . . . . . . . . . . .	5.72%	06/15/2042	4,460	7,120,747
New York (City of), NY Transitional Finance Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.51%	08/01/2037	1,575	2,218,214
New York (City of), NY Transitional Finance Authority, Series 2011 B-1, RB . . . . . . . . . . . . . . . . . . . . . .	5.93%	11/01/2036	6,475	6,666,077
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB. . . . . . . . . . . . . . . . . . . . .	6.83%	07/15/2040	3,785	5,585,184
New York (State of) Dormitory Authority, Series 2009 F, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.29%	03/15/2025	200	233,800
New York (State of) Dormitory Authority, Series 2010 C, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.90%	02/15/2023	1,400	1,543,640
New York (State of) Dormitory Authority, Series 2010 D, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	03/15/2030	2,760	3,350,116
New York (State of) Dormitory Authority, Series 2010 H, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.29%	03/15/2033	1,345	1,722,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2010 H, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.39%	03/15/2040	$ 1,800	$2,486,304
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.14%	07/01/2043	2,000	2,216,020
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB . . . . . . . . . . . . . . .	2.03%	02/15/2023	1,245	1,277,507
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB . . . . . . . . . . . . . . .	3.03%	02/15/2033	6,970	7,876,658
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB . . . . . . . . . . . . . . .	3.19%	02/15/2043	5,000	5,714,850
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB . . . . . . . . . . . . . . .	4.85%	07/01/2048	5,000	5,870,900
New York (State of) Dormitory Authority (New York University), Series 2019, RB . . . . . . . . . . . . . . . . .	4.01%	07/01/2049	3,000	3,926,970
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB . . . . . . . . . . .	2.77%	07/01/2043	5,000	5,055,350
New York (State of) Thruway Authority, Series 2019 M, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.90%	01/01/2035	5,000	5,532,650
New York State Environmental Facilities Corp., Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.71%	06/15/2030	1,000	1,331,970
New York State Urban Development Corp., Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.84%	03/15/2040	2,000	2,712,160
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.02%	07/01/2024	2,000	2,091,700
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.12%	01/01/2025	2,750	2,897,015
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.22%	07/01/2025	2,500	2,668,725
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.27%	01/01/2026	2,000	2,131,660
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.32%	07/01/2026	1,000	1,065,970
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.42%	07/01/2027	2,000	2,153,540
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.47%	07/01/2028	3,000	3,255,750
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.57%	07/01/2029	2,000	2,198,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment),
Series 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.67%	07/01/2030	1,000	1,113,990
Triborough Bridge & Tunnel Authority, Series 2009 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.50%	11/15/2039	2,715	4,042,716
Triborough Bridge & Tunnel Authority, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.45%	11/15/2032	2,280	2,990,425
Western Nassau County Water Authority, Series 2010 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.70%	04/01/2040	500	763,615
				246,382,292
North Carolina-0.10%
North Carolina State University at Raleigh, Series 2010 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.93%	10/01/2030	1,000	1,027,660
University of North Carolina at Chapel Hill, Series 2009, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.76%	12/01/2039	500	501,725
				1,529,385
Ohio-4.23%
American Municipal Power, Inc., Series 2009 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.45%	02/15/2044	2,000	3,067,820
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB . . . . . . . . . . . . . . . . . . . .	8.08%	02/15/2050	9,930	19,155,466
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . .	7.50%	02/15/2050	3,395	5,849,110
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB . . . . . . . . . . . . . . . . . . . . . .	6.27%	02/15/2050	2,090	3,094,412
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB . . . . . . . . . . . . . . . .	6.05%	02/15/2043	8,005	12,310,089
Columbus (City of), OH Regional Airport Authority, Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.20%	12/15/2048	1,000	1,121,540
Cuyahoga (County of), OH, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.22%	02/15/2040	1,000	1,455,010
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB . . . . . . . . . . . . . . . . . . . . .	3.38%	11/01/2050	8,000	8,987,520
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . .	6.39%	12/01/2030	1,000	1,351,860
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . .	6.54%	12/01/2036	1,070	1,598,559
JobsOhio Beverage System, Series 2020 A, Ref. RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.83%	01/01/2038	2,000	2,157,480
Ohio (State of) (Cleveland Clinic Health), Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.70%	01/01/2043	1,000	1,180,620
Ohio University, Series 2020, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.02%	12/01/2050	5,000	5,064,850
				66,394,336
Oregon-1.75%
Metro, Series 2019, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.25%	06/01/2028	10,000	11,386,400
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.99%	09/01/2036	4,000	4,386,160
Oregon (State of), Series 2003, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.89%	06/01/2027	2,000	2,469,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.83%	11/15/2034	$ 1,000	$1,444,740
Oregon State University, Series 2019, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.05%	04/01/2052	6,000	6,690,480
Portland (Port of), OR (Portland International Airport), Series 2019, RB . . . . . . . . . . . . . . . . . . . . . . . . .	4.24%	07/01/2049	1,000	1,116,530
				27,493,470
Pennsylvania-5.87%
Commonwealth Financing Authority, Series 2010 C2, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.59%	06/01/2030	2,000	2,509,980
Commonwealth Financing Authority, Series 2019 A, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.81%	06/01/2041	5,000	6,122,950
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(d). . . . . . . . . . . . . . . . . . . . . . . . . .	3.66%	06/01/2038	20,000	23,839,000
Kiski Area School District, Series 2010, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.53%	09/01/2020	2,000	2,051,560
Montgomery (County of), PA, Series 2010, GO Bonds(a)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.03%	03/01/2020	1,000	1,000,000
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.65%	02/15/2026	4,955	5,497,126
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2010, RB . . . . . . . . . . . . . . . . . .	6.14%	04/01/2030	1,000	1,286,730
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2019 B, Ref. RB . . . . . . . . . . . .	2.97%	08/15/2045	7,000	7,678,090
Pennsylvania (State of) Turnpike Commission, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.11%	12/01/2039	1,443	2,142,812
Pennsylvania (State of) Turnpike Commission, Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	3.42%	12/01/2041	5,000	5,306,950
Pennsylvania (State of) Turnpike Commission, Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . .	3.44%	12/01/2043	3,000	3,177,030
Pennsylvania State University, Series 2020 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.89%	09/01/2050	25,000	26,220,500
Quaker Valley School District, Series 2010, GO Bonds, (INS - AGM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.96%	10/01/2030	1,000	1,028,310
School District of Philadelphia (The), Series 2010, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.62%	06/01/2030	1,000	1,308,320
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB .	3.01%	09/15/2041	2,750	3,007,400
				92,176,758
South Carolina-1.19%
South Carolina (State of) Public Service Authority, Series 2010 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.45%	01/01/2050	9,050	14,996,483
South Carolina (State of) Public Service Authority, Series 2016 D, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.39%	12/01/2023	1,355	1,395,298
Williamsburg County Public Facilities Corp. (Williamsburg County), Series 2010, RB . . . . . . . . . . . . . . . .	6.53%	12/01/2030	2,250	2,318,783
				18,710,564
Tennessee-0.15%
Knoxville (City of), TN, Series 2010, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.30%	04/01/2045	500	501,945
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt
University), Seris 2016 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.05%	07/01/2026	1,000	1,130,980
Wilson County Tenth Special School District, Series 2010, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . .	6.13%	04/01/2020	675	677,504
				2,310,429
Texas-7.91%
Austin (City of), TX, Series 2019 C, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.57%	11/15/2049	6,000	6,515,880
Beaumont (City of), TX, Series 2010 B, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.01%	09/01/2030	1,500	1,534,695
Board of Regents of The University of Texas System, Series 2010 C, RB. . . . . . . . . . . . . . . . . . . . . . . . .	4.64%	08/15/2030	10,000	12,076,200
Channelview Independent School District, Series 2010 B, GO Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.93%	08/15/2035	2,000	2,006,720
Corpus Christi Independent School District, Series 2010 B, GO Bonds(a)(b). . . . . . . . . . . . . . . . . . . . . . . .	6.12%	08/15/2020	700	715,435
Dallas Convention Center Hotel Development Corp., Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.09%	01/01/2042	2,780	4,167,887
Dallas Independent School District, Series 2010 C, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.45%	02/15/2035	5,170	5,420,228
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . .	1.89%	11/01/2021	11,820	11,945,883
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . .	1.88%	11/01/2022	5,690	5,785,023
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB . . . . . . . . . . . . . . . . . . . .	1.94%	11/01/2023	5,800	5,939,316
Denison Independent School District, Series 2020, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.74%	08/01/2041	10,000	10,405,100
Hallettsville Independent School District, Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.27%	08/15/2030	605	617,602
Hallettsville Independent School District, Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.47%	08/15/2035	1,000	1,017,710
Lancaster (City of), TX, Series 2010 A, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.53%	02/15/2040	1,000	1,002,480
North Texas Tollway Authority, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.72%	01/01/2049	1,700	3,054,934
Permanent University Fund - Texas A&M University System, Series 2017 B, Ref. RB. . . . . . . . . . . . . . .	3.66%	07/01/2047	2,000	2,205,400
Round Rock Independent School District, Series 2010, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.77%	08/01/2020	2,000	2,037,480
San Antonio Independent School District, Series 2010, GO Bonds(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.40%	08/15/2020	2,000	2,046,280
Texas (State of), Series 2009, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.52%	04/01/2039	9,680	14,610,992
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref.
RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.03%	08/15/2041	2,000	2,020,060
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB . . . . . . . . . . . . . .	5.03%	04/01/2026	2,000	2,330,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Texas-(continued)
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB . . . . . . . . . . . . . .	5.18%	04/01/2030	$ 11,715
Texas A&M University System Board of Regents, Series 2019 A, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.20%	05/15/2048	2,500
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . .	2.62%	05/15/2029	3,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North
Tarrant Express Managed Lanes), Series 2019 B, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.92%	12/31/2049	5,000
Utah-0.42%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.82%	12/01/2029	500
Utah (State of), Series 2009 D, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.55%	07/01/2024	725
Utah (State of), Series 2010 B, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.54%	07/01/2025	2,355
Utah (State of) Transit Authority, Series 2009 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.94%	06/15/2039	1,815
Virgin Islands-0.49%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(d) . . . . . . . . . .	6.85%	07/01/2035	5,795
Washington-2.27%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.55%	11/01/2030	750
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB . . . . . . . . . . . . . . . . . . . . . . . . . .	5.49%	11/01/2039	1,855
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.88%	09/01/2032	6,500
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB . . . . . . . . . . . . . . . . . . . . . . .	5.25%	09/01/2030	2,000
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.73%	01/01/2030	2,500
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . .	5.83%	01/01/2040	2,750
King (County of), WA Public Hospital District No. 1, Series 2010, RB(a)(b) . . . . . . . . . . . . . . . . . . . . . . . .	7.90%	06/15/2020	2,000
Seattle (Port of), WA, Series 2017, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.76%	05/01/2036	500
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds . . . . . . . . . . . . . . . .	6.33%	12/01/2035	1,000
Tacoma (City of), WA, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.37%	12/01/2030	1,000
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.79%	01/01/2032	2,570
Washington (State of), Series 2010, GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.09%	08/01/2033	2,000
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB . . . . . . . . . . . . . . . . . . . . . . .	6.42%	07/01/2030	1,435
Wisconsin-1.08%
Wisconsin (State of), Series 2017 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.95%	05/01/2036	3,000
Wisconsin (State of), Series 2019 1, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.38%	05/01/2030	7,500
Wisconsin (State of), Series 2020 2, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.88%	05/01/2025	2,500
Wisconsin (State of), Series 2020 2, Ref. GO Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.35%	05/01/2031	1,000
Wisconsin (State of), Series 2020 A, Ref. RB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.50%	05/01/2032	2,000

Total Municipal Obligations

(Cost $1,285,025,763) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$14,912,258

2,861,225

3,260,400

5,787,800

124,277,648

642,485

779,745

2,549,193

2,667,469

6,638,892

7,719,925

1,033,965

2,734,456

9,330,295

2,388,660

3,304,300

3,936,927

2,036,240

552,440

1,031,450

1,289,070

3,520,540

2,559,380

1,865,500

35,583,223

3,362,490

7,894,950

2,588,625

1,065,390

2,117,820

17,029,275

1,480,103,018

U.S. Dollar Denominated Bonds & Notes-3.41%

California-1.25%

Claremont Mckenna College, Series 2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.38%	01/01/2050	7,500	8,399,888
Pepperdine University . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.30%	12/01/2059	5,000	5,783,010
University of Southern California . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.81%	10/01/2050	3,000	3,205,423
University of Southern California, Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.23%	10/01/2120	2,000	2,249,547
				19,637,868
Connecticut-0.29%
Wesleyan University . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.37%	07/01/2050	4,000	4,629,183
District of Columbia-0.34%
Association of American Medical Colleges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.32%	10/01/2041	3,000	3,198,820
Georgetown University (The), Series 20A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.94%	04/01/2050	2,000	2,077,343
				5,276,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Maine-0.14%
Colby College. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.20%	07/01/2054	$2,000	$2,152,350
Massachusetts-0.27%
Whitehead Institute for Biomedical Research . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.28%	12/01/2050	4,000	4,195,018
Minnesota-0.17%
Mayo Clinic, Series 2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.13%	11/15/2052	2,000	2,604,980
New Hampshire-0.15%
Trustees of Dartmouth College . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.47%	06/01/2046	2,000	2,392,099
New York-0.57%
Montefiore Medical Center. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2.90%	04/20/2032	1,210	1,317,732
Montefiore Obligated Group, (INS - AGM)(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.79%	09/01/2050	7,000	7,648,393
					8,966,125
Texas-0.23%
Baylor Scott & White Holdings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.97%	11/15/2046	3,000	3,697,998
Total U.S. Dollar Denominated Bonds & Notes
(Cost $47,709,900) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	53,551,784
				Shares
Money Market Funds-3.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.46%(e)
(Cost $54,120,009) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				54,120	54,120,009
TOTAL INVESTMENTS IN SECURITIES(f)-101.10%
(Cost $1,386,855,672) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	1,587,774,811
OTHER ASSETS LESS LIABILITIES-(1.10%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	(17,259,010)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$1,570,515,801
Investment Abbreviations:

AGC -Assured Guaranty Corp.
AGM -Assured Guaranty Municipal Corp.
BAM -Build America Mutual Assurance Co.
COP -Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds

Ref. -Refunding

Notes to Schedule of Investments:

(a)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)Security subject to crossover refunding.

(d)Principal and/or interest payments are secured by the bond insurance company listed.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets) as of February 29, 2020

College & University Revenue	17.56
Ad Valorem Property Tax	15.38

General Fund	11.73
Electric Power Revenue	11.10

Port, Airport & Marina Revenue	9.19
Water Revenue	5.87

Miscellaneous Revenue	4.19
Sales Tax Revenue	4.04

Health, Hospital, Nursing Home Revenue	3.47
Highway Tolls Revenue	3.36

Revenue Types Each Less Than 3%	11.76
Money Market Funds Plus Other Assets
Less Liabilities	2.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Treasury Collateral ETF (CLTL)

February 29, 2020 (Unaudited)

Schedule of Investments

Principal		Principal
Amount	Value	Amount	Value
U.S. Treasury Securities-99.65%			U.S. Treasury Notes-(continued)
U.S. Treasury Bills-26.63%(a)			1.50%, 06/15/2020 . . . . . . . . . . . . . . . . . . .		$16,403,000	$16,412,932
1.55%–1.60%, 03/31/2020. . . . . . . . . . . . .	$13,122,000	$ 13,107,040	1.63%	- 2.50%, 06/30/2020. . . . . . . . . . . .	8,766,000	8,782,021
1.52%–1.81%, 04/02/2020. . . . . . . . . . . . .	19,464,000	19,440,703	1.50%, 07/15/2020 . . . . . . . . . . . . . . . . . . .		9,924,000	9,931,365
1.53%–1.59%, 04/09/2020. . . . . . . . . . . . .	11,691,000	11,673,844	1.63%	- 2.63%, 07/31/2020. . . . . . . . . . . .	26,842,000	26,943,805
1.52%–1.58%, 04/16/2020. . . . . . . . . . . . .	15,594,000	15,567,534	2.63%, 08/15/2020 . . . . . . . . . . . . . . . . . . .		18,765,000	18,882,648
1.52%–1.78%, 04/23/2020. . . . . . . . . . . . .	22,050,000	22,006,955	1.38%	- 2.63%, 08/31/2020. . . . . . . . . . . .	38,052,000	38,241,146
1.51%–1.57%, 04/30/2020. . . . . . . . . . . . .	17,078,000	17,040,313	1.38%, 09/15/2020 . . . . . . . . . . . . . . . . . . .		11,767,000	11,777,572
1.50%–1.58%, 05/14/2020. . . . . . . . . . . . .	8,222,000	8,200,572	1.38%	- 2.75%, 09/30/2020. . . . . . . . . . . .	52,503,000	52,749,778
1.51%–1.78%, 05/21/2020. . . . . . . . . . . . .	14,011,000	13,971,574	1.63%, 10/15/2020 . . . . . . . . . . . . . . . . . . .		11,691,000	11,721,369
1.51%–1.58%, 05/28/2020. . . . . . . . . . . . .	8,222,000	8,197,262	1.38%	- 2.88%, 10/31/2020 . . . . . . . . . . .	59,543,000	59,829,673
1.48%–1.91%, 06/18/2020. . . . . . . . . . . . .	5,274,000	5,254,420	1.75%, 11/15/2020 . . . . . . . . . . . . . . . . . . .		8,000,000	8,034,062
1.46%–1.56%, 07/02/2020. . . . . . . . . . . . .	7,116,000	7,086,965	1.63%	- 2.75%, 11/30/2020 . . . . . . . . . . .	37,815,000	38,087,511
1.45%–1.77%, 07/16/2020. . . . . . . . . . . . .	5,265,000	5,241,952	1.88%, 12/15/2020 . . . . . . . . . . . . . . . . . . .		10,000,000	10,058,984
1.44%–1.53%, 07/30/2020. . . . . . . . . . . . .	10,750,000	10,698,434	1.75%	- 2.50%, 12/31/2020 . . . . . . . . . . .	24,283,000	24,481,840
1.41%–1.75%, 08/13/2020. . . . . . . . . . . . .	5,826,000	5,795,870	2.00%, 01/15/2021 . . . . . . . . . . . . . . . . . . .		5,516,000	5,558,555
1.38%–1.73%, 09/10/2020. . . . . . . . . . . . .	5,265,000	5,233,972	1.38%	- 2.13%, 01/31/2021. . . . . . . . . . . .	20,000,000	20,116,016
1.38%–1.49%, 10/08/2020 . . . . . . . . . . . .	5,387,000	5,350,993	2.25%, 02/15/2021 . . . . . . . . . . . . . . . . . . .		10,000,000	10,109,570
1.34%–1.48%, 11/05/2020 . . . . . . . . . . . .	5,387,000	5,347,709	2.00% - 2.50%, 02/28/2021. . . . . . . . . . . .		20,000,000	20,233,594
		179,216,112				491,385,691
U.S. Treasury Notes-73.02%			TOTAL INVESTMENTS IN SECURITIES-99.65%
1.13% - 1.38%, 03/31/2020. . . . . . . . . . . .	21,382,000	21,378,116	(Cost $669,595,264). . . . . . . . . . . . . . . . . . . .		. . . . . . . . . . . .	670,601,803
1.50%, 04/15/2020 . . . . . . . . . . . . . . . . . . .	10,462,000	10,462,777	OTHER ASSETS LESS LIABILITIES-0.35% . . . . .		. . . . . . . . . . . .	2,358,051
1.13% - 2.38%, 04/30/2020	25,944,000	25,947,685
			NET ASSETS-100.00%			$672,959,854
1.50% - 3.50%, 05/15/2020. . . . . . . . . . . .	16,974,000	17,002,622			. . . . . . . . . . . .

1.38% - 2.50%, 05/31/2020. . . . . . . . . . . .	24,622,000	24,642,050

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

Portfolio Composition

Security Type Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

U.S. Treasury Notes	73.02
U.S. Treasury Bills	26.63

Other Assets Less Liabilities	0.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Preferred ETF (VRP)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.69%
Automobiles-0.76%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c) . . . . . . . . . . . . . . . . . .	$ 8,590,000	$8,425,201
Series B, 6.50%(b)(c) . . . . . . . . . . . . . . . . . .	4,315,000	4,393,770
		12,818,971
Banks-37.25%
Bank of America Corp.
Series AA, 6.10%(b)(c) . . . . . . . . . . . . . . . .	16,305,000	18,087,218
Series DD, 6.30%(c) . . . . . . . . . . . . . . . . . .	8,520,000	9,620,486
Series FF, 5.88%(c) . . . . . . . . . . . . . . . . . . .	19,980,000	21,596,682
Series JJ, 5.13%(c). . . . . . . . . . . . . . . . . . .	8,700,000	8,923,547
Series MM, 4.30% (3 mo. USD LIBOR +
2.66%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	9,550,000	9,233,656
Series U, 5.20%(b)(c) . . . . . . . . . . . . . . . . . .	8,495,000	8,732,775
Series X, 6.25%(c). . . . . . . . . . . . . . . . . . . .	16,990,000	18,676,625
Series Z, 6.50%(c). . . . . . . . . . . . . . . . . . . .	11,985,000	13,235,774
Citigroup, Inc.
5.90%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,600,000	6,834,234
Series A, 5.95% (3 mo. USD LIBOR +
4.07%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	13,105,000	13,609,805
Series D, 5.35%(b)(c) . . . . . . . . . . . . . . . . . .	10,785,000	11,113,835
Series M, 6.30%(c) . . . . . . . . . . . . . . . . . . .	14,950,000	15,782,640
Series O, 5.88%(c) . . . . . . . . . . . . . . . . . . .	12,640,000	12,663,447
Series P, 5.95%(c) . . . . . . . . . . . . . . . . . . . .	17,162,000	18,503,983
Series Q, 5.95%(c). . . . . . . . . . . . . . . . . . . .	10,840,000	11,000,269
Series R, 6.13%(c). . . . . . . . . . . . . . . . . . . .	12,753,000	12,818,040
Series T, 6.25%(c) . . . . . . . . . . . . . . . . . . . .	13,055,000	14,512,787
Series U, 5.00%(c). . . . . . . . . . . . . . . . . . . .	13,000,000	13,327,535
Series V, 4.70%(c) . . . . . . . . . . . . . . . . . . .	13,100,000	12,944,437
Fifth Third Bancorp, 5.10%(c) . . . . . . . . . . . .	5,050,000	5,009,474
Huntington Bancshares, Inc., Series E,
5.70%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,265,000	4,277,752
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c). . . . . . . . . . . . . . . . .	10,700,000	10,464,493
Series FF, 5.00%(c) . . . . . . . . . . . . . . . . . . .	19,496,000	19,874,125
Series HH, 4.60% (SOFR + 3.13%)(c)(d). .	26,000,000	26,162,500
Series I, 5.24% (3 mo. USD LIBOR +
3.47%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	25,341,000	25,334,538
Series II, 4.00% (SOFR + 2.75%)(b)(c)(d) .	13,000,000	12,276,875
Series Q, 5.15%(c) . . . . . . . . . . . . . . . . . . .	12,995,000	13,059,845
Series R, 6.00%(c). . . . . . . . . . . . . . . . . . . .	12,990,000	13,453,678
Series S, 6.75%(c). . . . . . . . . . . . . . . . . . . .	17,280,000	19,341,590
Series U, 2.71% (3 mo. USD LIBOR +
0.95%), 02/02/2037(d) . . . . . . . . . . . . . . .	2,840,000	2,574,077
Series U, 6.13%(c) . . . . . . . . . . . . . . . . . . .	8,590,000	9,191,901
Series V, 5.23% (3 mo. USD LIBOR +
3.32%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	21,719,000	21,648,305
Series W, 2.69% (3 mo. USD LIBOR +
1.00%), 05/15/2047(d) . . . . . . . . . . . . . . .	5,131,000	4,549,889
Series X, 6.10%(c). . . . . . . . . . . . . . . . . . . .	13,460,000	14,392,845
Series Z, 5.30%(c). . . . . . . . . . . . . . . . . . . .	16,990,000	16,972,415
KeyCorp, Series D, 5.00%(c) . . . . . . . . . . . . .	4,515,000	4,699,370
M&T Bank Corp.
Series E, 6.45%(c) . . . . . . . . . . . . . . . . . . . .	2,890,000	3,176,674
Series F, 5.13%(c) . . . . . . . . . . . . . . . . . . . .	4,370,000	4,690,474
Series G, 5.00%(c). . . . . . . . . . . . . . . . . . . .	3,500,000	3,677,433
	Principal
	Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(c) . . . . . . . . . . . . . . . . . . .	$ 8,655,000	$9,090,433
Series R, 4.85%(c). . . . . . . . . . . . . . . . . . . .	4,295,000	4,458,167
Series S, 5.00%(c) . . . . . . . . . . . . . . . . . . . .	4,475,000	4,736,049
Truist Financial Corp.
Series L, 5.05% (3 mo. USD LIBOR +
3.10%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	6,500,000	6,595,485
Series M, 5.13% (3 mo. USD LIBOR +
2.79%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	4,280,000	4,454,688
Series N, 4.80% (5 yr. U.S. Treasury
Yield Curve Rate + 3.00%)(c)(d). . . . . . . . .	14,250,000	14,364,214
U.S. Bancorp
Series I, 2.23%(c) . . . . . . . . . . . . . . . . . . . .	6,490,000	6,674,316
Series J, 5.30%(c) . . . . . . . . . . . . . . . . . . . .	8,490,000	9,395,586
USB Capital IX, 3.50% (3 mo. USD LIBOR +
1.02%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	5,880,000	5,361,061
Wachovia Capital Trust III, 5.57% (3 mo.
USD LIBOR + 0.93%)(c)(d) . . . . . . . . . . . . .	21,413,000	21,472,314
Wells Fargo & Co.
Series K, 5.66% (3 mo. USD LIBOR +
3.77%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	15,486,000	15,505,357
Series S, 5.90%(c) . . . . . . . . . . . . . . . . . . . .	17,139,000	18,391,090
Series U, 5.88%(c). . . . . . . . . . . . . . . . . . . .	17,195,000	19,055,413
		625,600,201
Capital Markets-8.53%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c) . . . . . . . . . . . . . . . . . .	4,320,000	4,323,002
Series E, 4.95%(c) . . . . . . . . . . . . . . . . . . . .	8,590,000	8,613,451
Series F, 4.63%(c) . . . . . . . . . . . . . . . . . . . .	8,486,000	8,853,741
Charles Schwab Corp. (The)
7.00%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,485,000	3,754,007
Series E, 4.63%(c) . . . . . . . . . . . . . . . . . . . .	5,060,000	5,131,144
Series F, 5.00%(b)(c) . . . . . . . . . . . . . . . . . .	4,240,000	4,434,256
E*TRADE Financial Corp.
Series A, 5.88%(c). . . . . . . . . . . . . . . . . . . .	3,435,000	3,740,938
Series B, 5.30%(b)(c) . . . . . . . . . . . . . . . . . .	2,450,000	2,481,825
Goldman Sachs Capital II, 4.00%(c). . . . . . . .	6,782,000	5,946,085
Goldman Sachs Group, Inc. (The)
Series M, 5.38%(c) . . . . . . . . . . . . . . . . . . .	17,005,000	17,043,856
Series O, 5.30%(b)(c) . . . . . . . . . . . . . . . . . .	5,505,000	5,871,991
Series P, 5.00%(b)(c) . . . . . . . . . . . . . . . . . .	12,810,000	12,595,561
Series Q, 5.50%(b)(c) . . . . . . . . . . . . . . . . . .	4,350,000	4,570,523
Series R, 4.95% (5 yr. U.S. Treasury
Yield Curve Rate + 3.22%)(c)(d). . . . . . . . .	5,050,000	5,134,865
Series S, 4.40% (5 yr. U.S. Treasury
Yield Curve Rate + 2.85%)(b)(c)(d) . . . . . . .	3,000,000	2,910,330
Mellon Capital IV, Series 1, 4.00%(b)(c) . . . .	4,380,000	4,262,857
Morgan Stanley
Series H, 5.44% (3 mo. USD LIBOR +
3.61%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	11,210,000	11,235,278
Series J, 1.98%(c) . . . . . . . . . . . . . . . . . . . .	13,040,000	13,134,801
Northern Trust Corp., Series D, 4.60%(c) . .	4,145,000	4,494,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Preferred ETF (VRP)—(continued)

February 29, 2020

(Unaudited)

	Principal
	Amount	Value
Capital Markets-(continued)
State Street Corp.
2.89% (3 mo. USD LIBOR + 1.00%),
06/15/2047(d) . . . . . . . . . . . . . . . . . . . . . .	$ 4,186,000	$3,773,114
Series F, 5.25%(c) . . . . . . . . . . . . . . . . . . . .	6,350,000	6,435,852
Series H, 5.63%(c). . . . . . . . . . . . . . . . . . . .	4,390,000	4,595,210
		143,337,090
Consumer Finance-1.62%
American Express Co.
Series B, 5.12% (3 mo. USD LIBOR +
3.43%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	6,505,000	6,506,301
Series C, 4.90% (3 mo. USD LIBOR +
3.29%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	7,235,000	7,207,001
Capital One Financial Corp., Series E,
5.55%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,538,000	8,502,439
Discover Financial Services, Class C,
5.50%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,855,000	4,990,624
		27,206,365
Diversified Financial Services-0.40%
National Rural Utilities Cooperative Finance
Corp.
4.75%, 04/30/2043 . . . . . . . . . . . . . . . . .	3,314,000	3,474,066
5.25%, 04/20/2046 . . . . . . . . . . . . . . . . .	2,870,000	3,202,608
		6,676,674
Electric Utilities-1.73%
Duke Energy Corp., 4.88% (5 yr.
U.S. Treasury Yield Curve Rate +
3.39%)(c)(d) . . . . . . . . . . . . . . . . . . . . . . . . .	8,400,000	8,667,162
NextEra Energy Capital Holdings, Inc.
3.98% (3 mo. USD LIBOR + 2.07%),
10/01/2066(d) . . . . . . . . . . . . . . . . . . . . . .	2,697,000	2,580,341
4.80%, 12/01/2077 . . . . . . . . . . . . . . . . .	4,720,000	5,058,637
5.65%, 05/01/2079 . . . . . . . . . . . . . . . . .	4,300,000	4,888,234
Southern California Edison Co., Series E,
6.25%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,040,000	3,147,950
Southern Co. (The), Series B, 5.50%,
03/15/2057 . . . . . . . . . . . . . . . . . . . . . . . .	4,571,000	4,708,760
		29,051,084
Industrial Conglomerates-2.86%
General Electric Co., series D, 5.00%(c) . . . .	49,230,000	47,974,881
Insurance-7.01%
Aegon N.V. (Netherlands), 5.50%,
04/11/2048 . . . . . . . . . . . . . . . . . . . . . . . .	6,825,000	7,519,410
Allstate Corp. (The), Series B, 5.75%,
08/15/2053 . . . . . . . . . . . . . . . . . . . . . . . .	6,854,000	7,414,280
American International Group, Inc.,
Series A-9, 5.75%, 04/01/2048. . . . . . . .	6,329,000	7,012,500
AXIS Specialty Finance LLC, 4.90% (5 yr.
U.S. Treasury Yield Curve Rate +
3.19%), 01/15/2040(d) . . . . . . . . . . . . . . .	3,600,000	3,569,831
Everest Reinsurance Holdings, Inc., 4.08%
(3 mo. USD LIBOR + 2.38%),
05/15/2037(d) . . . . . . . . . . . . . . . . . . . . . .	2,024,000	1,976,163
	Principal
	Amount	Value
Insurance-(continued)
Lincoln National Corp.
4.05% (3 mo. USD LIBOR + 2.36%),
05/17/2066(d) . . . . . . . . . . . . . . . . . . . . . .	$ 6,355,000	$5,571,714
3.86% (3 mo. USD LIBOR + 2.04%),
04/20/2067(d) . . . . . . . . . . . . . . . . . . . . . .	4,235,000	3,543,615
MetLife, Inc.
Series C, 5.25%(b)(c) . . . . . . . . . . . . . . . . . .	12,925,000	12,842,603
Series D, 5.88%(b)(c) . . . . . . . . . . . . . . . . . .	4,315,000	4,814,742
Principal Financial Group, Inc., 4.70%,
05/15/2055(b) . . . . . . . . . . . . . . . . . . . . . .	3,393,000	3,415,886
Progressive Corp. (The), Series B,
5.38%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,240,000	4,375,934
Prudential Financial, Inc.
5.88%, 09/15/2042 . . . . . . . . . . . . . . . . .	8,540,000	9,082,973
5.63%, 06/15/2043 . . . . . . . . . . . . . . . . .	12,978,000	13,678,163
5.20%, 03/15/2044 . . . . . . . . . . . . . . . . .	4,235,000	4,527,744
5.38%, 05/15/2045 . . . . . . . . . . . . . . . . .	8,622,000	9,429,235
4.50%, 09/15/2047 . . . . . . . . . . . . . . . . .	6,450,000	6,828,131
5.70%, 09/15/2048 . . . . . . . . . . . . . . . . .	8,440,000	9,558,258
Reinsurance Group of America, Inc.,
4.56% (3 mo. USD LIBOR + 2.67%),
12/15/2065(d) . . . . . . . . . . . . . . . . . . . . . .	2,730,000	2,625,564
		117,786,746
Machinery-0.39%
Stanley Black & Decker, Inc., 4.00% (5 yr.
U.S. Treasury Yield Curve Rate +
2.66%), 03/15/2060(d) . . . . . . . . . . . . . . .	6,500,000	6,559,061
Media-0.69%
Viacom, Inc.
5.88%, 02/28/2057 . . . . . . . . . . . . . . . . .	5,555,000	5,676,516
6.25%, 02/28/2057 . . . . . . . . . . . . . . . . .	5,595,000	5,926,643
		11,603,159
Multi-Utilities-1.46%
CenterPoint Energy, Inc., Series A,
6.13%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,820,000	7,036,910
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054 . . . . . . . . .	5,775,000	6,227,866
Series B, 4.65% (5 yr. U.S. Treasury
Yield Curve Rate + 2.99%)(c)(d). . . . . . . . .	6,840,000	7,071,705
WEC Energy Group, Inc., 3.80% (3 mo.
USD LIBOR + 2.11%), 05/15/2067(d) . . .	4,416,000	4,251,164
		24,587,645
Oil, Gas & Consumable Fuels-7.41%
Enbridge, Inc. (Canada)
5.50%, 07/15/2077 . . . . . . . . . . . . . . . . .	8,640,000	8,566,517
6.25%, 03/01/2078 . . . . . . . . . . . . . . . . .	7,265,000	7,640,927
Series 16A, 6.00%, 01/15/2077 . . . . . . .	6,580,000	6,838,232
Energy Transfer Operating L.P.
Series A, 6.25%(c) . . . . . . . . . . . . . . . . . . .	8,245,000	7,364,888
Series F, 6.75% (5 yr. U.S. Treasury
Yield Curve Rate + 5.13%)(c)(d). . . . . . . . .	4,300,000	4,267,750
Series G, 7.13% (5 yr. U.S. Treasury
Yield Curve Rate + 5.31%)(c)(d). . . . . . . . .	9,500,000	8,989,375
Enterprise Products Operating LLC
5.38%, 02/15/2078 . . . . . . . . . . . . . . . . .	6,001,000	5,955,662
Series D, 4.88%, 08/16/2077 . . . . . . . . .	5,985,000	5,875,744
Series E, 5.25%, 08/16/2077 . . . . . . . . .	8,715,000	8,860,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Preferred ETF (VRP)—(continued)

February 29, 2020

(Unaudited)

Principal

Amount

Oil, Gas & Consumable Fuels-(continued)

MPLX L.P., Series B, 6.88%(c) . . . . . . . . . . . . $ 5,255,000 Plains All American Pipeline L.P., Series B,

6.13%(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,125,000 TransCanada PipeLines Ltd. (Canada),

3.90% (3 mo. USD LIBOR + 2.21%),

05/15/2067(d) . . . . . . . . . . . . . . . . . . . . . . 8,715,000 Transcanada Trust (Canada)

5.63%, 05/20/2075 . . . . . . . . . . . . . . . . . 6,525,000 5.30%, 03/15/2077 . . . . . . . . . . . . . . . . . 12,855,000 5.50% (3 mo. USD LIBOR + 4.15%), 09/15/2079(d) . . . . . . . . . . . . . . . . . . . . . . 9,400,000 Series 16-A, 5.88%, 08/15/2076(b). . . . . 10,497,000

Trading Companies & Distributors-0.39%

AerCap Holdings N.V. (Ireland), 5.88% (5 yr. U.S. Treasury Yield Curve Rate +

4.54%), 10/10/2079(b)(d) . . . . . . . . . . . . . 6,393,000

Wireless Telecommunication Services-1.19%

Vodafone Group PLC (United Kingdom),
7.00%, 04/04/2079 . . . . . . . . . . . . . . . . .	17,300,000
Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,198,930,954) . . . . . . . . . . . . . .	. . . . . . . . . . . .
Shares
Preferred Stocks-27.21%
Banks-8.18%
Banco Santander S.A., Series 6, Pfd.,
4.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	124,720
Bank of America Corp.
Series 2, Pfd., 3.00% . . . . . . . . . . . . . . . . .	105,670
Series 4, Pfd., 4.00%(b) . . . . . . . . . . . . . . .	74,066
Series 5, Pfd., 4.00%(b) . . . . . . . . . . . . . . .	148,683
Series E, Pfd., 4.00% . . . . . . . . . . . . . . . . .	111,889
Series K, Pfd., 6.45%(b) . . . . . . . . . . . . . . .	365,644
Citigroup, Inc.
Series K, Pfd., 6.88% . . . . . . . . . . . . . . . . .	525,791
Series J, Pfd., 7.13% . . . . . . . . . . . . . . . . .	331,252
Citizens Financial Group, Inc., Series D,
Pfd., 6.35% . . . . . . . . . . . . . . . . . . . . . . . . .	106,056
Fifth Third Bancorp, Series I, Pfd., 6.63% . .	158,408
FNB Corp., Pfd., 7.25%(b) . . . . . . . . . . . . . . .	38,740
IBERIABANK Corp., Series D, Pfd., 6.10%. .	35,361
KeyCorp, Series E, Pfd., 6.13% . . . . . . . . . .	176,804
People's United Financial, Inc., Series A,
Pfd., 5.63% . . . . . . . . . . . . . . . . . . . . . . . . .	87,735
PNC Financial Services Group, Inc. (The),
Series P, Pfd., 6.13% . . . . . . . . . . . . . . . . .	523,428
Regions Financial Corp.
Series C, Pfd., 5.70% . . . . . . . . . . . . . . . . .	177,262
Series B, Pfd., 6.38% . . . . . . . . . . . . . . . . .	176,896
Synovus Financial Corp.
Series E, Pfd., 5.88% . . . . . . . . . . . . . . . . .	123,926
Series D, Pfd., 6.30%. . . . . . . . . . . . . . . . .	71,060
Truist Financial Corp., Series I, Pfd., (3 mo.
USD LIBOR + 0.53%), 4.00%(b)(d) . . . . . .	60,848
U.S. Bancorp
Series B, Pfd., 3.50%(b) . . . . . . . . . . . . . . .	347,572
Series F, Pfd., 6.50% . . . . . . . . . . . . . . . . .	380,878

Value

$5,073,650

6,311,004

7,543,433

6,683,199

13,166,670

9,924,097

11,302,592

124,364,673

6,500,243

19,995,139

1,204,061,932

3,002,010

2,243,374

1,703,518

3,450,932

2,589,112

9,506,744

14,117,488

9,039,867

2,853,967

4,277,016

1,111,063

926,458

4,722,435

2,332,874

13,917,951

4,860,524

4,823,954

3,218,358

1,840,454

1,489,559

7,410,235

10,112,311

	Shares	Value
Banks-(continued)
Valley National Bancorp
Series B, Pfd., 5.50%(b) . . . . . . . . . . . . . . .	35,459	$925,835
Series A, Pfd., 6.25%(b) . . . . . . . . . . . . . . .	40,377	1,048,994
Wells Fargo & Co.
Series Q, Pfd., 5.85%. . . . . . . . . . . . . . . . .	598,382	15,372,434
Series R, Pfd., 6.63%. . . . . . . . . . . . . . . . .	293,280	8,044,670
Wintrust Financial Corp., Series D, Pfd.,
6.50%(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,006	1,170,560
Zions Bancorporation N.A., Series G, Pfd.,
6.30% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48,994	1,291,482
		137,404,179
Capital Markets-5.30%
Goldman Sachs Group, Inc. (The)
Series A, Pfd., 3.75%(b) . . . . . . . . . . . . . . .	264,864	5,546,252
Series C, Pfd., 4.00% . . . . . . . . . . . . . . . . .	71,140	1,585,711
Series D, Pfd., 4.00%(b) . . . . . . . . . . . . . . .	473,665	10,614,833
Series J, Pfd., 5.50% . . . . . . . . . . . . . . . . .	350,588	8,968,041
Series K, Pfd., 6.38% . . . . . . . . . . . . . . . . .	247,748	6,649,556
Morgan Stanley
Series A, Pfd., 4.00%(b) . . . . . . . . . . . . . . .	387,543	8,704,216
Series K, Pfd., 5.85% . . . . . . . . . . . . . . . . .	348,890	9,266,518
Series I, Pfd., 6.38% . . . . . . . . . . . . . . . . .	349,231	9,492,099
Series F, Pfd., 6.88% . . . . . . . . . . . . . . . . .	297,033	8,189,200
Series E, Pfd., 7.13% . . . . . . . . . . . . . . . . .	304,909	8,464,274
State Street Corp.
Series G, Pfd., 5.35% . . . . . . . . . . . . . . . . .	176,571	4,747,994
Series D, Pfd., 5.90% . . . . . . . . . . . . . . . . .	260,733	6,781,665
		89,010,359
Consumer Finance-1.41%
GMAC Capital Trust I, Series 2, Pfd., (3 mo.
USD LIBOR + 5.79%), 7.48%(d) . . . . . . . .	927,317	23,646,583
Diversified Financial Services-1.48%
Citigroup Capital XIII, Pfd., (3 mo. USD
LIBOR + 6.37%), 8.14%(d). . . . . . . . . . . . .	784,564	21,285,221
Compass Diversified Holdings, Series B,
Pfd., 7.88% . . . . . . . . . . . . . . . . . . . . . . . . .	35,166	841,523
Voya Financial, Inc., Series B, Pfd., 5.35% .	105,805	2,756,220
		24,882,964
Electric Utilities-0.44%
SCE Trust III, Series H, Pfd., 5.75% . . . . . . .	97,183	2,353,772
SCE Trust IV, Series J, Pfd., 5.38% . . . . . . .	115,035	2,611,294
SCE Trust V, Series K, Pfd., 5.45%. . . . . . . .	105,892	2,481,050
		7,446,116
Food Products-0.50%
CHS, Inc.
Series 3, Pfd., 6.75%(b) . . . . . . . . . . . . . . .	173,697	4,523,070
Series 2, Pfd., 7.10%(b) . . . . . . . . . . . . . . .	148,123	3,873,416
		8,396,486
Insurance-2.57%
Aegon N.V., Series 1, Pfd., 4.00%(b) . . . . . .	88,238	2,138,889
Allstate Corp. (The), Pfd., 5.10% . . . . . . . . .	176,467	4,596,965
American Equity Investment Life Holding
Co., Series A, Pfd., 5.95% . . . . . . . . . . . . .	141,771	3,517,339
Aspen Insurance Holdings Ltd., Pfd.,
5.95% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97,258	2,518,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Preferred ETF (VRP)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Insurance-(continued)
Athene Holding Ltd., Series A, Pfd.,
6.35% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,118	$8,211,228
Enstar Group Ltd., Series D, Pfd., 7.00% . .	140,673	3,798,171
Hartford Financial Services Group, Inc.
(The), Pfd., 7.88% . . . . . . . . . . . . . . . . . . .	211,386	5,785,635
MetLife, Inc., Series A, Pfd., 4.00%(b) . . . . .	211,173	5,063,929
Reinsurance Group of America, Inc.
Pfd., 5.75% . . . . . . . . . . . . . . . . . . . . . . . . .	141,313	3,698,161
Pfd., 6.20% . . . . . . . . . . . . . . . . . . . . . . . . .	140,817	3,756,998
		43,086,297
Marine-0.08%
Atlas Corp., Series I, Pfd., (3 mo. USD
LIBOR + 5.01%), 8.00%(d). . . . . . . . . . . . .	52,244	1,293,039
Mortgage REITs-3.37%
AG Mortgage Investment Trust, Inc.,
Series C, Pfd., (3 mo. USD LIBOR +
6.48%), 8.00%(b)(d) . . . . . . . . . . . . . . . . . .	40,744	1,029,193
AGNC Investment Corp.
Series F, Pfd., (3 mo. USD LIBOR +
4.70%), 6.13%(d) . . . . . . . . . . . . . . . . . . . .	199,746	4,841,843
Series E, Pfd., (3 mo. USD LIBOR +
4.99%), 6.50%(d) . . . . . . . . . . . . . . . . . . . .	142,445	3,519,816
Series D, Pfd., 6.88%. . . . . . . . . . . . . . . . .	82,860	2,079,786
Series C, Pfd., 7.00% . . . . . . . . . . . . . . . . .	114,470	2,890,367
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%. . . . . . . . . . . . . . . . .	150,127	3,582,030
Series I, Pfd., 6.75% . . . . . . . . . . . . . . . . .	153,152	3,836,458
Series F, Pfd., 6.95% . . . . . . . . . . . . . . . . .	250,251	6,223,742
Chimera Investment Corp.
Series C, Pfd., 7.75%(b) . . . . . . . . . . . . . . .	91,994	2,391,844
Series B, Pfd., 8.00% . . . . . . . . . . . . . . . . .	114,960	2,924,582
Series D, Pfd., 8.00%(b) . . . . . . . . . . . . . . .	70,575	1,799,663
Ellington Financial, Inc., Pfd., (3 mo. USD
LIBOR + 5.20%), 6.75%(b)(d). . . . . . . . . . .	40,654	993,177
Exantas Capital Corp., Pfd., 8.63%(b) . . . . . .	42,496	1,058,575
New Residential Investment Corp.
Series C, Pfd., (3 mo. USD LIBOR +
4.97%), 6.38%(d) . . . . . . . . . . . . . . . . . . . .	140,154	3,318,847
Series B, Pfd., 7.13% . . . . . . . . . . . . . . . . .	117,002	2,916,860
Series A, Pfd., 7.50%. . . . . . . . . . . . . . . . .	37,368	940,179
New York Mortgage Trust, Inc.
Series E, Pfd., (3 mo. USD LIBOR +
6.43%), 7.88%(d) . . . . . . . . . . . . . . . . . . . .	60,885	1,491,074
Series D, Pfd., 8.00%(b) . . . . . . . . . . . . . . .	47,692	1,184,192
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00% . . . . . . . . . . . . . . . . .	68,899	1,750,035
Series A, Pfd., 8.13% . . . . . . . . . . . . . . . . .	40,407	1,023,509
Two Harbors Investment Corp.
Series C, Pfd., 7.25% . . . . . . . . . . . . . . . . .	104,012	2,665,828
Series B, Pfd., 7.63%(b) . . . . . . . . . . . . . . .	101,927	2,752,029
Series A, Pfd., 8.13%(b) . . . . . . . . . . . . . . .	50,648	1,376,613
		56,590,242
Multi-Utilities-0.87%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada) . . . . .	123,133	3,287,651
Pfd., 6.88% (Canada). . . . . . . . . . . . . . . . .	101,261	2,671,265
Integrys Holding, Inc., Pfd., 6.00%. . . . . . . .	136,300	3,748,250
	Shares	Value
Multi-Utilities-(continued)
Just Energy Group, Inc., Series A, Pfd.,
8.50%(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,597	$212,559
NiSource, Inc., Series B, Pfd., 6.50% . . . . . .	176,532	4,641,027
		14,560,752
Oil, Gas & Consumable Fuels-2.46%
DCP Midstream L.P.
Series B, Pfd., 7.88%(b) . . . . . . . . . . . . . . .	57,428	1,241,593
Series C, Pfd., 7.95% . . . . . . . . . . . . . . . . .	39,052	871,641
Enbridge, Inc., Series B, Pfd., 6.38% . . . . . .	211,532	5,364,451
Energy Transfer Operating L.P.
Series C, Pfd., 7.38% . . . . . . . . . . . . . . . . .	159,665	3,630,782
Series E, Pfd., 7.60% . . . . . . . . . . . . . . . . .	283,139	6,602,801
Series D, Pfd., 7.63%. . . . . . . . . . . . . . . . .	157,505	3,684,042
GasLog Partners L.P.
Series B, Pfd., 8.20% (Monaco) . . . . . . . .	41,174	819,363
Series C, Pfd., 8.50% (Monaco) . . . . . . . .	35,709	723,821
Series A, Pfd., 8.63% (Monaco) . . . . . . . .	51,376	1,088,144
NGL Energy Partners L.P., Series B, Pfd.,
9.00%(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,915	2,712,981
NuStar Energy L.P.
Series B, Pfd., 7.63% . . . . . . . . . . . . . . . . .	135,992	2,740,239
Series A, Pfd., 8.50% . . . . . . . . . . . . . . . . .	80,804	1,713,853
Series C, Pfd., 9.00% . . . . . . . . . . . . . . . . .	61,154	1,346,611
NuStar Logistics L.P., Pfd., (3 mo. USD
LIBOR + 6.73%), 8.57%(d). . . . . . . . . . . . .	142,658	3,516,520
Targa Resources Partners L.P., Series A,
Pfd., 9.00%(b) . . . . . . . . . . . . . . . . . . . . . . .	44,243	1,091,917
Teekay LNG Partners L.P., Series B, Pfd.,
8.50% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60,541	1,449,957
Teekay Offshore Partners L.P., Series E,
Pfd., 8.88% . . . . . . . . . . . . . . . . . . . . . . . . .	42,522	813,021
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece) . . . . . . . . .	40,473	843,862
Series F, Pfd., 9.50% (Greece) . . . . . . . . .	53,055	1,119,460
		41,375,059
Thrifts & Mortgage Finance-0.36%
Merchants Bancorp, Series B, Pfd.,
6.00%(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,088	1,110,577
New York Community Bancorp, Inc.,
Series A, Pfd., 6.38%. . . . . . . . . . . . . . . . .	183,195	4,874,819
		5,985,396
Trading Companies & Distributors-0.19%
Air Lease Corp., Series A, Pfd., 6.15% . . . .	88,442	2,248,196
Fortress Transportation & Infrastructure
Investors LLC, Series B, Pfd., (3 mo.
USD LIBOR + 6.45%), 8.00%(d) . . . . . . . .	40,576	976,258
		3,224,454
Total Preferred Stocks
(Cost $477,977,644) . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	456,901,926
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-98.90%
(Cost $1,676,908,598) . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	1,660,963,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Preferred ETF (VRP)—(continued)

February 29, 2020 (Unaudited)

		Shares	Value
Investments Purchased with Cash Collateral
from Securities on Loan
Money Market Funds-3.34%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(e)(f) . . . . . . . . . .		42,055,201	$42,055,201
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(e)(f) . . . . . . . . . .		14,013,282	14,020,289
Total Investments Purchased with Cash Collateral from
	Securities on Loan
	(Cost $56,074,229) . . . . . . . . . . . . . . . . .	. . . . . . . . . . . .	56,075,490
TOTAL INVESTMENTS IN SECURITIES-102.24%
(Cost $1,732,982,827) . . . . . . . . . . . . . . . .		. . . . . . . . . . . .	1,717,039,348
OTHER ASSETS LESS LIABILITIES-(2.24)%. .		. . . . . . . . . . . .	(37,626,648)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . .		. . . . . . . . . . . .	$1,679,412,700
Investment Abbreviations:

LIBOR -London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR -Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)Perpetual bond with no specified maturity date.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	77.48
Energy	9.87

Utilities	4.50
Industrials	3.91

Sector Types Each Less Than 3%	3.14
Money Market Funds Plus Other Assets
Less Liabilities	1.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco VRDO Tax-Free Weekly ETF (PVI)

February 29, 2020 (Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-97.11%
Arizona-4.94%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2008 F, VRD RB,
(LOC - JPMorgan Chase Bank, N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.28%	01/01/2029	$ 150	$ 150,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program), Series 2005 B,
VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.30%	07/01/2035	2,500	2,500,000
				2,650,000
Colorado-4.29%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.28%	11/01/2036	2,300	2,300,000
Florida-10.26%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b). . . . . . . . . . . . . . .	1.28%	09/01/2035	1,500	1,500,000
JEA Water & Sewer System Revenue, Series 2008 B, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.28%	10/01/2041	2,500	2,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.36%	10/01/2038	1,500	1,500,000
				5,500,000
Indiana-4.67%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.24%	05/15/2038	2,500	2,500,000
Louisiana-4.29%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD
RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.30%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (Christus Health), Series 2009 B2, Ref. VRD RB,
(LOC - Bank of New York Mellon)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.23%	07/01/2047	300	300,000
				2,300,000
Maryland-4.11%
Washington (State of) Suburban Sanitary District, Series 2015 A-2, VRD GO BAN(a) . . . . . . . . . . . . . . . . . .	1.25%	06/01/2023	2,200	2,200,000
Massachusetts-9.70%
Massachusetts (Commonwealth of), Series 2001 C, Ref. VRD GO Bonds(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	1.13%	01/01/2021	200	200,000
Massachusetts (Sate of) Health & Educational Facilities Authority (Partners Healthcare), Series 1997
P1, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.25%	07/01/2027	2,500	2,500,000
University of Massachusetts Building Authority, Series 2008 1, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . .	1.20%	05/01/2038	2,500	2,500,000
				5,200,000
Michigan-7.46%
Michigan (State of) Building Authority (Facilities Program), Series 2007, Ref. VRD RB,
(LOC - Citibank N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.15%	10/15/2042	1,500	1,500,000
Michigan State University Board of Trustees, Series 2000 A-1, VRD RB,
(CEP - Royal Bank of Canada)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.28%	08/15/2030	2,500	2,500,000
				4,000,000
Missouri-5.22%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, VRD Ref. RB,
(LOC - Sumitomo Mitsui Banking)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.25%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD
RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.12%	05/15/2038	2,500	2,500,000
				2,800,000
Nevada-4.67%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB,
(LOC - Bank of America N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.25%	07/01/2029	2,500	2,500,000
New York-15.95%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.11%	11/01/2038	1,500	1,500,000
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . .	1.12%	04/01/2045	2,500	2,500,000
Nassau (County of), NY Interim Finance Authority, Series 2008 B, VRD RB(a). . . . . . . . . . . . . . . . . . . . . . . .	1.25%	11/15/2021	1,600	1,600,000
New York (State of) Housing Finance Agency, Series 2003 L, Ref. VRD RB,
(LOC - Bank of America N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.30%	09/15/2021	100	100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco VRDO Tax-Free Weekly ETF (PVI)—(continued)

February 29, 2020

(Unaudited)

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
New York-(continued)
New York (State of) Housing Finance Agency (222 East 44th Street Housing), Series 2015 A, VRD RB,
(LOC - Bank of China Ltd.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.27%	05/01/2050	$1,450	$1,450,000
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB,
(LOC - Wells Fargo Bank N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.20%	01/01/2030	1,400	1,400,000
					8,550,000
North Carolina-0.44%
Charlotte (City of), NC, Series 2006 B, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.14%	07/01/2036	100	100,000
University of North Carolina at Chapel Hill, Series 2003 B, Ref. VRD RB(a). . . . . . . . . . . . . . . . . . . . . . . . . . .		1.15%	02/01/2029	135	135,000
					235,000
Ohio-4.67%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a). . . . . . . . . . . . . . . . . . . . . . . . .		1.25%	11/15/2041	2,500	2,500,000
Pennsylvania-3.73%
General Authority of Southcentral Pennsylvania, Series 2019 D, Ref. VRD RB(a). . . . . . . . . . . . . . . . . . . . . .		1.18%	06/01/2037	2,000	2,000,000
Tennessee-2.82%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB,
(LOC - Bank of America N.A.)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.17%	06/01/2026	1,510	1,510,000
Texas-6.34%
Houston (City of), TX, Series 2010, Ref. VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.28%	07/01/2030	2,500	2,500,000
University of Texas System Board of Regents, Series 2008 B, VRD RB(a) . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.13%	08/01/2025	900	900,000
					3,400,000
Washington-3.55%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD RB(a) .		1.25%	10/01/2029	1,900	1,900,000
TOTAL INVESTMENTS IN SECURITIES(d)-97.11%
(Cost $52,045,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	52,045,000
OTHER ASSETS LESS LIABILITIES-2.89% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	1,546,167
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				. . . . . . . .	$53,591,167
Investment Abbreviations:

AGC -Assured Guaranty Corp.
BAN -Bond Anticipation Notes
CEP -Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
LOC -Letter of Credit
RB	-Revenue Bonds
Ref. -Refunding
VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(b)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)Principal and/or interest payments are secured by the bond insurance company listed.

(d)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.93%
Bank of America N.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.90%
TD Bank, N.A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.69%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco VRDO Tax-Free Weekly ETF (PVI)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund's Net Assets) as of February 29, 2020

Health, Hospital, Nursing Home Revenue	23.48
College & University Revenue	14.55

Miscellaneous Revenue	14.55
Port, Airport & Marina Revenue	13.06

Water Revenue	10.45
Local or GTD Housing	7.37

Ad Valorem Property Tax	4.48
Revenue Types Each Less Than 3%	9.17

Other Assets Less Liabilities	2.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

February 29, 2020

		Invesco
		California		Invesco	Invesco
	Invesco	AMT-Free	Invesco	Fundamental	Fundamental
	1-30 Laddered	Municipal	CEF Income	High Yield®	Investment
	Treasury	Bond ETF	Composite	Corporate Bond	Grade Corporate
	ETF (PLW)	(PWZ)	ETF (PCEF)	ETF (PHB)	Bond ETF (PFIG)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . .	$107,083,296	$384,702,918	$770,215,297	$681,588,190	$70,265,246
Affiliated investments in securities, at value . . . . . . . . . . . .	13,234	-	32,121,242	48,920,138	850,198
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	7,358,094	-	-	1,131
Deposits with brokers:
Cash segregated as collateral . . . . . . . . . . . . . . . . . . . . . .	-	-	-	125,197	-
Receivable for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .	131,618	3,261,803	1,187,291	9,984,142	633,232
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,426	-	136,566	25,333	121
Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	8,622,902	1,550,236
Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	3,532	-	-	-

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,230,574	395,326,347	803,660,396	749,265,902	73,300,164
Liabilities:
Due to custodian. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	1,649,040	500	-
Payable for:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	3,961,500	-	991,727	1,557,041
Collateral upon return of securities loaned . . . . . . . . . . .	-	-	18,358,343	48,146,978	646,739
Collateral upon receipt of securities in-kind . . . . . . . . . .	-	-	-	125,197	-
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . .	-	1,412,650	-	7,553,214	-
Accrued unitary management fees . . . . . . . . . . . . . . . . . . .	21,330	84,483	338,238	285,585	12,407
Accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,149	10,888	16,234	16,419	8,842

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,479	5,469,521	20,361,855	57,119,620	2,225,029
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$107,201,095	$389,856,826	$783,298,541	$692,146,282	$71,075,135
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . .	$97,813,660	$357,908,104	$845,712,940	$719,973,647	$66,511,989
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . .	9,387,435	31,948,722	(62,414,399)	(27,827,365)	4,563,146
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$107,201,095	$389,856,826	$783,298,541	$692,146,282	$71,075,135
Shares outstanding (unlimited amount authorized, $0.01

par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,850,000	13,800,000	36,550,000	36,700,000	2,650,000
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$37.61	$28.25	$21.43	$18.86	$26.82

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$37.69	$28.16	$21.42	$18.87	$26.68

Unaffiliated investments in securities, at cost. . . . . . . . . . .	$100,332,810	$351,841,072	$802,190,383	$683,433,275	$66,546,907

Affiliated investments in securities, at cost. . . . . . . . . . . . .	$13,234	$-	$32,569,361	$48,918,788	$850,184
(a)Includes securities on loan with an aggregate value of: .
	$-	$-	$17,389,340	$45,717,907	$629,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	Invesco		Invesco
National	New York		Taxable	Invesco	Invesco	Invesco
AMT-Free	AMT-Free	Invesco	Municipal	Treasury	Variable Rate	VRDO Tax-
Municipal Bond	Municipal Bond	Preferred	Bond ETF	Collateral	Preferred	Free Weekly
ETF (PZA)	ETF (PZT)	ETF (PGX)	(BAB)	ETF (CLTL)	ETF (VRP)	ETF (PVI)
$2,335,238,368	$94,805,177	$6,005,769,749	$1,533,654,802	$670,601,803	$1,660,963,858	$52,045,000
-	-	54,303,725	54,120,009	-	56,075,490	-
34,802,469	2,550,705	-	125	-	-	1,514,063
-	-	6,640	-	-	-	-
21,935,355	1,009,798	37,431,665	16,747,751	2,094,232	17,913,118	50,262
-	-	212,369	-	-	51,283	-
-	-	11,609,939	13,423,130	89,798,044	33,793,208	-
-	-	4,406,952	-	16,902,912	-	-

2,391,976,192	98,365,680	6,113,741,039	1,617,945,817	779,396,991	1,768,796,957	53,609,325
-	-	30,844,085	-	345,199	6,819,649	-
25,749,846	-	14,722,617	42,000,000	106,040,392	5,412,805	-
-	-	54,302,940	-	-	56,074,229	-
-	-	6,640	-	-	-	-
-	-	10,145,282	5,083,103	-	20,351,639	-
513,011	21,132	2,452,335	326,527	38,027	696,737	10,617
29,915	7,711	68,937	20,386	13,519	29,198	7,541
26,292,772	28,843	112,542,836	47,430,016	106,437,137	89,384,257	18,158

$2,365,683,420	$98,336,837	$6,001,198,203	$1,570,515,801	$672,959,854	$1,679,412,700	$53,591,167

$2,177,875,987	$91,356,692	$6,220,276,627	$1,373,419,058	$671,802,221	$1,709,700,447	$53,598,122
187,807,433	6,980,145	(219,078,424)	197,096,743	1,157,633	(30,287,747)	(6,955)

$2,365,683,420	$98,336,837	$6,001,198,203	$1,570,515,801	$672,959,854	$1,679,412,700	$53,591,167

86,450,000	3,750,000	415,600,000	46,350,000	6,370,001	66,500,000	2,150,000
$27.36	$26.22	$14.44	$33.88	$105.65	$25.25	$24.93

$27.32	$26.26	$14.48	$33.67	$105.66	$24.65	$24.92

$2,141,966,419	$87,659,399	$6,077,698,927	$1,332,735,663	$669,595,264	$1,676,908,598	$52,045,000

$-	$-	$54,302,940	$54,120,009	$-	$56,074,229	$-

$-	$-	$51,969,407	$-	$-	$53,423,977	$-

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco
		California		Invesco	Invesco
	Invesco	AMT-Free	Invesco	Fundamental	Fundamental
	1-30 Laddered	Municipal	CEF Income	High Yield®	Investment
	Treasury	Bond ETF	Composite	Corporate Bond	Grade Corporate
	ETF (PLW)	(PWZ)	ETF (PCEF)	ETF (PHB)	Bond ETF (PFIG)
Investment income:
Unaffiliated interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,568,538	$4,923,913	$-	$16,155,215	$1,253,548
Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	30,793,438	-	-
Affiliated dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	997	-	477,197	38,511	2,851
Securities lending income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,426	-	1,084,362	180,480	1,620
Foreign withholding tax. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	-

Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,571,961	4,923,913	32,354,997	16,374,206	1,258,019
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196,750	500,245	1,993,782	1,832,840	92,290
Tax expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	2,142	-

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196,750	500,245	1,993,782	1,834,982	92,290

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(119)	-	(628)	(4,344)	(351)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196,631	500,245	1,993,154	1,830,638	91,939

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,375,330	4,423,668	30,361,843	14,543,568	1,166,080
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . .	222,479	(1,007)	(2,914,131)	(2,262,647)	353,923
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	(108,523)	-	-
Unaffiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,022,445	-	2,724,897	3,915,880	940,675
Affiliated in-kind redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	9,795	-	-
Distributions of underlying fund shares . . . . . . . . . . . . . . . . . . . . .	-	-	538,384	-	-

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,244,924	(1,007)	250,422	1,653,233	1,294,598
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,580,575)	9,079,431	(35,469,343)	(8,943,136)	21,649
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	(200,277)	1,065	14

Change in net unrealized appreciation (depreciation) . . . . . . . . . . . .	(2,580,575)	9,079,431	(35,669,620)	(8,942,071)	21,663

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .	664,349	9,078,424	(35,419,198)	(7,288,838)	1,316,261

Net increase (decrease) in net assets resulting from operations . . .	$ 2,039,679	$13,502,092	$(5,057,355)	$ 7,254,730	$2,482,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	Invesco		Invesco
National	New York		Taxable	Invesco	Invesco	Invesco
AMT-Free	AMT-Free	Invesco	Municipal	Treasury	Variable Rate	VRDO Tax-
Municipal Bond	Municipal Bond	Preferred	Bond ETF	Collateral	Preferred	Free Weekly
ETF (PZA)	ETF (PZT)	ETF (PGX)	(BAB)	ETF (CLTL)	ETF (VRP)	ETF (PVI)
$31,019,671	$1,243,146	$-	$25,476,485	$5,368,922	$26,145,122	$319,449
-	-	161,982,252	-	-	14,264,837	-
-	-	318,018	301,488	8,726	46,011	-
-	-	1,546,867	-	-	296,525	-
-	-	-	-	-	(2,908)	-

31,019,671	1,243,146	163,847,137	25,777,973	5,377,648	40,749,587	319,449

2,944,615	120,941	14,304,184	1,895,456	221,450	4,129,619	68,145
-	-	-	-	-	5,639	-

2,944,615	120,941	14,304,184	1,895,456	221,450	4,135,258	68,145

-	-	(38,237)	(35,282)	(954)	(5,390)	-

2,944,615	120,941	14,265,947	1,860,174	220,496	4,129,868	68,145

28,075,056	1,122,205	149,581,190	23,917,799	5,157,152	36,619,719	251,304

243,741	-	(36,655,756)	1,806,160	202,720	(31,162)	(1)
-	-	-	-	-	-	-
-	-	4,718,190	-	68,831	1,062,865	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-

243,741	-	(31,937,566)	1,806,160	271,551	1,031,703	(1)

53,936,383	2,249,615	(181,092,285)	51,271,795	333,949	(2,335,299)	-
-	-	785	-	-	1,214	-

53,936,383	2,249,615	(181,091,500)	51,271,795	333,949	(2,334,085)	-

54,180,124	2,249,615	(213,029,066)	53,077,955	605,500	(1,302,382)	(1)

$82,255,180	$3,371,820	$(63,447,876)	$76,995,754	$5,762,652	$35,317,337	$251,303

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco 1-30 Laddered Treasury		Invesco California AMT-Free
	ETF (PLW)		Municipal Bond ETF (PWZ)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,375,330	$3,029,766	$4,423,668	$7,845,729
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,244,924	(69,879)	(1,007)	365,893
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . .	(2,580,575)	17,339,708	9,079,431	22,970,917

Net increase (decrease) in net assets resulting from operations . . . . . . .	2,039,679	20,299,595	13,502,092	31,182,539
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,406,543)	(3,060,263)	(4,589,934)	(7,911,793)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57,109,209	149,797,777	35,751,547	89,210,474
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(129,664,761)	(141,548,086)	(1,412,651)	(16,681,213)
Transaction fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	3,532	6,370
Net increase (decrease) in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(72,555,552)	8,249,691	34,342,428	72,535,631

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(71,922,416)	25,489,023	43,254,586	95,806,377
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	179,123,511	153,634,488	346,602,240	250,795,863

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$107,201,095	$179,123,511	$389,856,826	$346,602,240
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,600,000	4,400,000	1,300,000	3,500,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,700,000)	(4,300,000)	(50,000)	(650,000)
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,950,000	4,850,000	12,550,000	9,700,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,850,000	4,950,000	13,800,000	12,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco CEF Income Composite		Invesco Fundamental High Yield®		Invesco Fundamental Investment Grade		Invesco National AMT-Free
ETF (PCEF)		Corporate Bond (PHB)		Corporate Bond ETF (PFIG)		Municipal Bond ETF (PZA)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019	2020	2019
$ 30,361,843	$38,910,835	$14,543,568	$32,770,827	$1,166,080	$3,904,391	$28,075,056	$50,423,341
250,422	5,728,368	1,653,233	(13,209,716)	1,294,598	2,845,166	243,741	276,646
(35,669,620)	(9,759,032)	(8,942,071)	23,020,540	21,663	5,576,458	53,936,383	112,734,517

(5,057,355)	34,880,171	7,254,730	42,581,651	2,482,341	12,326,015	82,255,180	163,434,504

(30,683,087)	(53,905,613)	(14,802,608)	(33,010,295)	(1,170,373)	(3,906,123)	(28,960,309)	(50,635,683)

79,733,273	153,858,756	114,726,502	367,872,568	-	53,554,180	306,390,292	393,969,271
(21,652,867)	(97,051,457)	(175,578,314)	(565,427,798)	(22,408,027)	(76,423,003)	-	(160,884,192)
-	-	-	-	-	-	-	133,834

58,080,406	56,807,299	(60,851,812)	(197,555,230)	(22,408,027)	(22,868,823)	306,390,292	233,218,913

22,339,964	37,781,857	(68,399,690)	(187,983,874)	(21,096,059)	(14,448,931)	359,685,163	346,017,734

760,958,577	723,176,720	760,545,972	948,529,846	92,171,194	106,620,125	2,005,998,257	1,659,980,523

$783,298,541	$760,958,577	$692,146,282	$760,545,972	$71,075,135	$92,171,194	$2,365,683,420	$2,005,998,257

3,450,000	7,050,000	6,000,000	19,800,000	-	2,150,000	11,500,000	15,350,000
(950,000)	(4,450,000)	(9,200,000)	(31,000,000)	(850,000)	(2,950,000)	-	(6,500,000)
34,050,000	31,450,000	39,900,000	51,100,000	3,500,000	4,300,000	74,950,000	66,100,000

36,550,000	34,050,000	36,700,000	39,900,000	2,650,000	3,500,000	86,450,000	74,950,000

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco New York AMT-Free		Invesco Preferred
	Municipal Bond ETF (PZT)		ETF (PGX)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 1,122,205	$1,871,847	$149,581,190	$266,239,505
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(90,801)	(31,937,566)	(31,425,066)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . .	2,249,615	4,774,119	(181,091,500)	123,557,606

Net increase (decrease) in net assets resulting from operations . . . . . . .	3,371,820	6,555,165	(63,447,876)	358,372,045
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,154,662)	(1,892,274)	(148,193,017)	(276,045,216)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,518,733	16,067,054	947,250,151	723,488,704
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(4,705,635)	(87,025,824)	(831,211,672)
Transaction fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-
Net increase (decrease) in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,518,733	11,361,419	860,224,327	(107,722,968)

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,735,891	16,024,310	648,583,434	(25,396,139)
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,600,946	63,576,636	5,352,614,769	5,378,010,908

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$98,336,837	$79,600,946	$6,001,198,203	$5,352,614,769
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	650,000	650,000	63,000,000	49,650,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(200,000)	(5,850,000)	(59,450,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,100,000	2,650,000	358,450,000	368,250,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,750,000	3,100,000	415,600,000	358,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Taxable Municipal Bond		Invesco Treasury Collateral		Invesco Variable Rate Preferred		Invesco VRDO Tax-Free Weekly
ETF (BAB)		ETF (CLTL)		ETF (VRP)		ETF (PVI)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019	2020	2019
$23,917,799	$39,604,740	$5,157,152	$11,988,992	$36,619,719	$77,010,084	$251,304	$746,731
1,806,160	4,015,522	271,551	175,715	1,031,703	(43,259,104)	(1)	-
51,271,795	107,823,051	333,949	745,410	(2,334,085)	32,252,471	-	-

76,995,754	151,443,313	5,762,652	12,910,117	35,317,337	66,003,451	251,303	746,731

(24,184,292)	(39,734,954)	(5,397,077)	(12,311,025)	(39,205,839)	(89,362,622)	(258,418)	(746,949)

214,029,184	341,027,100	177,343,298	163,576,734	204,772,941	50,163,388	2,492,709	8,725,062
(5,083,103)	(84,322,683)	(51,766,582)	(85,480,901)	(51,073,046)	(689,317,241)	(6,231,988)	(13,714,226)
535,073	939,411	-	-	-	-	-	-
209,481,154	257,643,828	125,576,716	78,095,833	153,699,895	(639,153,853)	(3,739,279)	(4,989,164)

262,292,616	369,352,187	125,942,291	78,694,925	149,811,393	(662,513,024)	(3,746,394)	(4,989,382)

1,308,223,185	938,870,998	547,017,563	468,322,638	1,529,601,307	2,192,114,331	57,337,561	62,326,943

$1,570,515,801	$1,308,223,185	$672,959,854	$547,017,563	$1,679,412,700	$1,529,601,307	$53,591,167	$57,337,561

6,650,000	11,100,000	1,680,000	1,550,000	8,000,000	2,000,000	100,000	350,000
(150,000)	(2,900,000)	(490,000)	(810,000)	(2,000,000)	(28,700,000)	(250,000)	(550,000)
39,850,000	31,650,000	5,180,001	4,440,001	60,500,000	87,200,000	2,300,000	2,500,000

46,350,000	39,850,000	6,370,001	5,180,001	66,500,000	60,500,000	2,150,000	2,300,000

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$36.19	$31.68	$32.59	$33.81	$32.59	$31.96	$30.41
Net investment income(a) . . . . . . .
	0.31	0.69	0.57	0.66	0.65	0.70	0.76
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	1.43	4.51	(0.91)	(1.22)	1.22	0.63	1.54
Total from investment
operations . . . . . . . . . . . . . . . .	1.74	5.20	(0.34)	(0.56)	1.87	1.33	2.30
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.32)	(0.69)	(0.57)	(0.66)	(0.65)	(0.70)	(0.75)

Net asset value at end of period . .	$37.61	$36.19	$31.68	$32.59	$33.81	$32.59	$31.96
Market price at end of period(b) . .
	$37.69	$36.23	$31.64	$32.59	$33.84	$32.60	$31.97
Net Asset Value Total Return(c) . .
	4.87%	16.71%	(1.04)%	(1.63)%	5.76%	4.18%	7.71%
Market Price Total Return(c) . . . . . .	4.97%	16.98%	(1.17)%	(1.72)%	5.82%	4.18%	7.77%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$107,201	$179,124	$153,634	$187,393	$221,472	$267,278	$279,635
Ratio to average net assets of:	0.25%(d)	0.26%(e)	0.25%(d)	0.25%	0.25%	0.25%	0.25%
Expenses . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . .	1.75%(d)	2.13%(e)	2.13%(d)	2.02%	1.94%	2.14%	2.47%
Portfolio turnover rate(f) . . . . . . . .	10%	5%	5%	5%	6%	7%	5%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . .	$27.62	$25.86	$26.09	$26.15	$25.43	$25.45	$23.50
Net investment income(a). . . . . . . . .	0.34	0.67	0.54	0.65	0.74	0.82	0.97
Net realized and unrealized gain
(loss) on investments . . . . . . . . . .	0.64	1.76	(0.23)	(0.07)	0.70	(0.06)	1.91
Total from investment
operations . . . . . . . . . . . . . . . . .	0.98	2.43	0.31	0.58	1.44	0.76	2.88
Distributions to shareholders
from:
Net investment income . . . . . . . . . .	(0.35)	(0.67)	(0.53)	(0.65)	(0.75)	(0.83)	(0.97)
Return of capital . . . . . . . . . . . . . . . .	-	-	(0.01)	(0.01)	(0.01)	(0.00)(b)	(0.02)

Total distributions . . . . . . . . . . . . .	(0.35)	(0.67)	(0.54)	(0.66)	(0.76)	(0.83)	(0.99)

Transaction fees(a) . . . . . . . . . . . . . .	0.00(b)	0.00(b)	0.00(b)	0.02	0.04	0.05	0.06

Net asset value at end of period . . .	$28.25	$27.62	$25.86	$26.09	$26.15	$25.43	$25.45
Market price at end of period(c). . . .
	$28.16	$27.62	$25.83	$26.08	$26.21	$25.50	$25.61
Net Asset Value Total Return(d). . . .
	3.59%	9.58%	1.22%	2.36%	5.84%	3.25%	12.75%
Market Price Total Return(d) . . . . . . .	3.26%	9.70%	1.15%	2.08%	5.79%	2.87%	13.84%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . .	$389,857	$346,602	$250,796	$237,413	$189,620	$109,369	$66,169
Ratio to average net assets of:	0.28%(e)	0.28%	0.28%(e)	0.28%	0.28%	0.28%	0.26%
Expenses . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . .	2.48%(e)	2.55%	2.49%(e)	2.52%	2.81%	3.23%	3.95%
Portfolio turnover rate(f) . . . . . . . . .	4%	13%	6%	24%	6%	3%	28%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund's portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period. . . . . . . . . . . . . . . . . . . . . .	$22.35	$22.99	$23.96	$22.23	$21.91	$24.41	$24.40
Net investment income(a) . . . . . . .
	0.87	1.18	1.26	1.13	1.30	1.53	1.36
Net realized and unrealized gain
(loss) on investments . . . . . . . . .	(0.91)	(0.19)	(0.84)	2.28	0.77	(2.07)	0.58
Total from investment
operations . . . . . . . . . . . . . . . .	(0.04)	0.99	0.42	3.41	2.07	(0.54)	1.94
Distributions to shareholders
from:
Net investment income . . . . . . . . .	(0.88)	(1.63)	(1.39)	(1.13)	(1.34)	(1.49)	(1.75)
Net realized gains . . . . . . . . . . . . . .	-	-	-	-	-	-	(0.18)
Return of capital. . . . . . . . . . . . . . .	-	-	-	(0.55)	(0.41)	(0.47)	-

Total distributions. . . . . . . . . . . .	(0.88)	(1.63)	(1.39)	(1.68)	(1.75)	(1.96)	(1.93)

Net asset value at end of period . .	$21.43	$22.35	$22.99	$23.96	$22.23	$21.91	$24.41
Market price at end of period(b) . .
	$21.42	$22.35	$23.01	$23.96	$22.23	$21.85	$24.42
Net Asset Value Total Return(c) . .
	(0.40)%	4.72%	1.85%	15.86%	10.11%	(2.31)%	8.23%
Market Price Total Return(c) . . . . . .	(0.44)%	4.62%	1.94%	15.86%	10.41%	(2.62)%	8.27%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . . . . . .	$783,299	$760,959	$723,177	$703,177	$642,473	$628,684	$619,913
Ratio to average net assets of:
Expenses(d) . . . . . . . . . . . . . . . . .	0.50%(e)	0.50%	0.50%(e)	0.50%	0.50%	0.50%	0.50%
Net investment income . . . . . . .	7.61%(e)	5.35%	6.53%(e)	4.85%	5.99%	6.61%	5.54%
Portfolio turnover rate(f) . . . . . . . .	8%	20%	12%	15%	20%	20%	19%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning
of period . . . . . . . . . . . . . . . .	$19.06	$18.56	$19.08	$18.79	$18.25	$19.24	$19.24
Net investment income(a) . . . .
	0.38	0.77	0.64	0.80	0.85	0.81	0.85
Net realized and unrealized							(0.00)(b)
gain (loss) on investments .	(0.20)	0.51	(0.52)	0.29	0.54	(0.98)
Total from investment
operations . . . . . . . . . . . .	0.18	1.28	0.12	1.09	1.39	(0.17)	0.85
Distributions to
shareholders from:
Net investment income. . . . . .	(0.38)	(0.78)	(0.64)	(0.80)	(0.85)	(0.82)	(0.85)
Net asset value at end of
period . . . . . . . . . . . . . . . . . .	$18.86	$19.06	$18.56	$19.08	$18.79	$18.25	$19.24
Market price at end of

period(c) . . . . . . . . . . . . . . . .	$18.87	$19.07	$18.55	$19.07	$18.70	$18.23	$19.19
Net Asset Value Total

Return(d) . . . . . . . . . . . . . . . . .	0.94%	7.12%	0.70%	5.96%	7.97%	(0.90)%	4.49%
Market Price Total Return(d) . .	0.94%	7.25%	0.70%	6.42%	7.56%	(0.75)%	4.12%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . .	$692,146	$760,546	$948,530	$1,197,922	$1,088,137	$666,301	$565,770
Ratio to average net assets
of:	0.50%(e)	0.50%	0.50%(e)	0.50%	0.50%	0.50%	0.50%
Expenses. . . . . . . . . . . . . . . .
Net investment income. . . .	3.97%(e)	4.18%	4.12%(e)	4.23%	4.69%	4.34%	4.37%
Portfolio turnover rate(f) . . . . .	16%	17%	12%	9%	14%	16%	20%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$26.33	$24.80	$25.63	$25.85	$25.24	$25.45	$25.13
Net investment income(a) . . . . . . . . . . . .	0.36	0.76	0.57	0.65	0.65	0.62	0.62
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	0.50	1.53	(0.83)	(0.22)	0.62	(0.19)	0.31
Total from investment operations . . .	0.86	2.29	(0.26)	0.43	1.27	0.43	0.93
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.37)	(0.76)	(0.57)	(0.65)	(0.66)	(0.64)	(0.60)
Net realized gains. . . . . . . . . . . . . . . . . . .	-	-	-	-	-	-	(0.01)
Return of capital . . . . . . . . . . . . . . . . . . .	-	-	(0.00)(b)	-	(0.00)(b)	-	-

Total distributions . . . . . . . . . . . . . . . .	(0.37)	(0.76)	(0.57)	(0.65)	(0.66)	(0.64)	(0.61)
Net asset value at end of period. . . . . . .	$26.82	$26.33	$24.80	$25.63	$25.85	$25.24	$25.45
Market price at end of period(c) . . . . . . .
	$26.68	$26.31	$24.80	$25.62	$25.87	$25.27	$25.47
Net Asset Value Total Return(d) . . . . . . .
	3.29%	9.45%	(1.01)%	1.73%	5.08%	1.69%	3.75%
Market Price Total Return(d) . . . . . . . . . .	2.83%	9.36%	(0.98)%	1.61%	5.03%	1.72%	3.88%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$71,075	$92,171	$106,620	$49,970	$58,154	$34,067	$30,538
Ratio to average net assets of:	0.22%(e)	0.23%(f)	0.22%(e)	0.22%	0.22%	0.22%	0.22%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	2.78%(e)	3.03%(f)	2.77%(e)	2.53%	2.55%	2.45%	2.43%
Portfolio turnover rate(g). . . . . . . . . . . . .	14%	28%	24%	42%	20%	16%	9%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning
of period . . . . . . . . . . . . . . . .	$26.76	$25.11	$25.58	$25.69	$25.10	$25.17	$23.28
Net investment income(a) . . . .	0.35	0.76	0.65	0.77	0.82	0.92	1.00
Net realized and unrealized
gain (loss) on investments .	0.61	1.65	(0.46)	(0.11)	0.57	(0.09)	1.87
Total from investment
operations . . . . . . . . . . . .	0.96	2.41	0.19	0.66	1.39	0.83	2.87
Distributions to
shareholders from:
Net investment income. . . . . .	(0.36)	(0.76)	(0.66)	(0.78)	(0.83)	(0.92)	(1.01)
Return of capital . . . . . . . . . . .	-	-	-	-	(0.00)(b)	(0.00)(b)	(0.01)

Total distributions . . . . . . . .	(0.36)	(0.76)	(0.66)	(0.78)	(0.83)	(0.92)	(1.02)

Transaction fees(a). . . . . . . . . .	-	0.00(b)	0.00(b)	0.01	0.03	0.02	0.04
Net asset value at end of
period . . . . . . . . . . . . . . . . . .	$27.36	$26.76	$25.11	$25.58	$25.69	$25.10	$25.17
Market price at end of

period(c) . . . . . . . . . . . . . . . .	$27.32	$26.80	$25.12	$25.55	$25.77	$25.15	$25.25
Net Asset Value Total

Return(d) . . . . . . . . . . . . . . . . .	3.65%	9.83%	0.77%	2.70%	5.71%	3.45%	12.77%
Market Price Total Return(d) . .	3.34%	9.96%	0.93%	2.25%	5.82%	3.32%	13.35%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . .	$2,365,683	$2,005,998	$1,659,981	$1,611,258	$1,379,633	$897,395	$739,986
Ratio to average net assets
of:	0.28%(e)	0.28%	0.28%(e)	0.28%	0.28%	0.28%	0.28%
Expenses. . . . . . . . . . . . . . . .
Net investment income. . . .	2.67%(e)	2.99%	3.10%(e)	3.06%	3.17%	3.64%	4.13%
Portfolio turnover rate(f) . . . . .	4%	11%	8%	23%	6%	4%	15%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund's portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period .	$25.68	$23.99	$24.47	$24.64	$24.14	$24.33	$22.37
Net investment income(a) . . . . . . . . . . . .
	0.33	0.69	0.58	0.73	0.81	0.83	0.92
Net realized and unrealized gain (loss)
on investments. . . . . . . . . . . . . . . . . . .	0.55	1.70	(0.47)	(0.17)	0.51	(0.19)	1.96

Total from investment operations . . .	0.88	2.39	0.11	0.56	1.32	0.64	2.88
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . .	(0.34)	(0.70)	(0.59)	(0.73)	(0.81)	(0.83)	(0.91)
Return of capital . . . . . . . . . . . . . . . . . . .	-	-	-	-	(0.01)	(0.00)(b)	(0.01)

Total distributions . . . . . . . . . . . . . . . .	(0.34)	(0.70)	(0.59)	(0.73)	(0.82)	(0.83)	(0.92)

Net asset value at end of period. . . . . . .	$26.22	$25.68	$23.99	$24.47	$24.64	$24.14	$24.33
Market price at end of period(c) . . . . . . .
	$26.26	$25.70	$23.92	$24.53	$24.67	$24.05	$24.22
Net Asset Value Total Return(d) . . . . . . .
	3.46%	10.17%	0.46%	2.37%	5.50%	2.68%	13.16%
Market Price Total Return(d) . . . . . . . . . .	3.54%	10.58%	(0.08)%	2.49%	6.02%	2.77%	13.11%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . . .	$98,337	$79,601	$63,577	$66,061	$64,063	$50,692	$47,450
Ratio to average net assets of:	0.28%(e)	0.29%(f)	0.28%(e)	0.28%	0.28%	0.28%	0.26%
Expenses . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . .	2.60%(e)	2.84%(f)	2.89%(e)	3.01%	3.26%	3.42%	3.92%
Portfolio turnover rate(g). . . . . . . . . . . . .	4%	11%	7%	22%	21%	18%	18%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund's portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Preferred ETF (PGX)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at
beginning of period . . .	$14.93	$14.60	$14.97	$14.96	$14.78	$14.57	$13.78
Net investment
income(a) . . . . . . . . . . . .	0.39	0.78	0.71	0.84	0.84	0.87	0.88
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(0.50)	0.36	(0.40)	0.02	0.20	0.21	0.79
Total from investment
operations . . . . . . . . .	(0.11)	1.14	0.31	0.86	1.04	1.08	1.67
Distributions to
shareholders from:
Net investment income . .	(0.38)	(0.81)	(0.68)	(0.85)	(0.86)	(0.87)	(0.88)
Net asset value at end of
period. . . . . . . . . . . . . . .	$14.44	$14.93	$14.60	$14.97	$14.96	$14.78	$14.57
Market price at end of

period(b) . . . . . . . . . . . . .	$14.48	$14.97	$14.62	$14.96	$15.00	$14.80	$14.62
Net Asset Value Total

Return(c) . . . . . . . . . . . . . .	(0.78)%	8.23%	2.18%	5.97%	7.22%	7.66%	12.51%
Market Price Total
Return(c) . . . . . . . . . . . . . .	(0.77)%	8.37%	2.39%	5.60%	7.36%	7.43%	12.81%
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted).	$6,001,198	$5,352,615	$5,378,011	$5,333,535	$4,730,845	$3,117,091	$2,264,758
Ratio to average net
assets of:	0.50%(d)(e)	0.50%(e)	0.50%(d)(e)	0.50%	0.50%	0.50%	0.50%
Expenses . . . . . . . . . . . .
Net investment	5.23%(d)(e)	5.45%(e)	5.83%(d)(e)	5.66%	5.63%	5.95%	6.21%
income . . . . . . . . . . . .
Portfolio turnover rate(f) .	14%	15%	16%	10%	14%	12%	13%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . .	$32.83	$29.66	$30.38	$30.68	$29.11	$29.77	$27.90
Net investment income(a) . . . . . .
	0.56	1.23	1.01	1.21	1.26	1.37	1.40
Net realized and unrealized
gain (loss) on investments . . .	1.05	3.14	(0.72)	(0.32)	1.54	(0.71)	1.87
Total from investment
operations . . . . . . . . . . . . . .	1.61	4.37	0.29	0.89	2.80	0.66	3.27
Distributions to shareholders
from:
Net investment income . . . . . . .	(0.57)	(1.23)	(1.02)	(1.21)	(1.27)	(1.37)	(1.40)
Transaction fees(a) . . . . . . . . . . .
	0.01	0.03	0.01	0.02	0.04	0.05	-
Net asset value at end of
period . . . . . . . . . . . . . . . . . . . .	$33.88	$32.83	$29.66	$30.38	$30.68	$29.11	$29.77
Market price at end of period(b) .
	$33.67	$32.97	$29.51	$30.45	$30.74	$29.17	$29.76
Net Asset Value Total Return(c) .
	5.04%	15.31%	1.02%	3.14%	9.93%	2.40%	12.03%
Market Price Total Return(c) . . . .	3.95%	16.39%	0.29%	3.19%	9.90%	2.65%	12.44%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . .	$1,570,516	$1,308,223	$938,871	$972,235	$1,070,679	$676,840	$695,156
Ratio to average net assets of:	0.27%(d)	0.28%	0.28%(d)	0.28%(e)	0.27%	0.28%	0.27%
Expenses, after Waivers . . . . .
Expenses, prior to Waivers. . .	0.28%(d)
Net investment income . . . . .	3.53%(d)	4.06%	4.06%(d)	4.05%(e)	4.14%	4.59%	4.86%
Portfolio turnover rate(f) . . . . . .	8%	7%	4%	6%	0%(g)	9%	7%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund's portfolio holdings due to the underlying index change.

(g)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Treasury Collateral ETF (CLTL)

				For the Period
	Six Months Ended			January 10, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . .	$105.60	$105.48	$105.93	$105.35
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . .
	0.98	2.39	1.28	0.66
Net realized and unrealized gain (loss) on investments. .	0.11	0.16	0.00(c)	(0.08)

Total from investment operations . . . . . . . . . . . . . . . . .	1.09	2.55	1.28	0.58
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.02)	(2.43)	(1.73)	-
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.02)	-	-	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.04)	(2.43)	(1.73)	-

Net asset value at end of period. . . . . . . . . . . . . . . . . . . . .	$105.65	$105.60	$105.48	$105.93
Market price at end of period(d) . . . . . . . . . . . . . . . . . . . . .
	$105.66	$105.62	$105.54	$105.94

Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . . . . . .	1.03%	2.44%	1.22%	0.55%(f)
Market Price Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . .	1.02%	2.41%	1.27%	0.56%(f)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted). . . . . . . . . . .	$672,960	$547,018	$468,323	$454,429
Ratio to average net assets of:	0.08%(g)	0.08%	0.08%(g)	0.08%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .	1.86%(g)	2.27%	1.45%(g)	0.77%(g)

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $0.005.

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (January 12, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.

(g)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco Variable Rate Preferred ETF (VRP)

							For the Period
	Six Months Ended						April 28, 2014(a)
	February 29,		Ten Months Ended	Years Ended October 31,			Through
	2020	Year Ended August 31,	August 31,				October 31,

	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at
beginning of period. . .	$25.28	$25.14	$25.87	$25.33	$24.36	$24.85	$24.87
Net investment
income(b) . . . . . . . . . . .	0.57	1.14	0.91	1.21	1.23	1.20	0.60
Net realized and
unrealized gain (loss)
on investments . . . . . .	0.01	0.33	(0.66)	0.56	0.98	(0.47)	(0.08)
Total from investment
operations . . . . . . . .	0.58	1.47	0.25	1.77	2.21	0.73	0.52
Distributions to
shareholders from:
Net investment income .	(0.61)	(1.33)	(0.98)	(1.23)	(1.24)	(1.20)	(0.51)
Return of capital . . . . . . .	-	-	-	-	-	(0.02)	(0.03)

Total distributions . . . .	(0.61)	(1.33)	(0.98)	(1.23)	(1.24)	(1.22)	(0.54)
Net asset value at end of
period . . . . . . . . . . . . . .	$25.25	$25.28	$25.14	$25.87	$25.33	$24.36	$24.85
Market price at end of

period(c) . . . . . . . . . . . .	$24.65	$25.33	$25.11	$25.94	$25.42	$24.40	$24.92
Net Asset Value Total

Return(d) . . . . . . . . . . . . .	2.26%	6.17%	1.01%	7.18%	9.43%	2.99%	2.09%(e)
Market Price Total
Return(d) . . . . . . . . . . . . .	(0.36)%	6.52%	0.62%	7.08%	9.63%	2.85%	2.38%(e)
Ratios/Supplemental
Data:
Net assets at end of
period (000's
omitted) . . . . . . . . . . . .	$1,679,413	$1,529,601	$2,192,114	$1,890,954	$899,060	$397,065	$91,950
Ratio to average net
assets of:	0.50%(f)	0.50%	0.50%(f)	0.50%	0.50%	0.50%	0.50%(f)
Expenses . . . . . . . . . . .
Net investment	4.43%(f)	4.63%	4.31%(f)	4.72%	5.03%	4.88%	4.79%(f)
income . . . . . . . . . . .
Portfolio turnover
rate(g) . . . . . . . . . . . . . .	10%	13%	7%	4%	17%	5%	6%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

Invesco VRDO Tax-Free Weekly ETF (PVI)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . . . .	$24.93	$24.93	$24.93	$24.93	$24.93	$24.96	$24.99
Net investment income (loss)(a) . . . . . .
	0.11	0.31	0.20	0.13	0.02	(0.03)	(0.02)
Net realized and unrealized gain (loss)				(0.00)(b)	-	-	(0.01)
on investments . . . . . . . . . . . . . . . . .	0.01	-	-

Total from investment operations . .	0.12	0.31	0.20	0.13	0.02	(0.03)	(0.03)
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . .	(0.12)	(0.31)	(0.20)	(0.13)	(0.02)	-	-
Return of capital . . . . . . . . . . . . . . . . . .	-	-	-	(0.00)(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)

Total distributions . . . . . . . . . . . . . . .	(0.12)	(0.31)	(0.20)	(0.13)	(0.02)	(0.00)(b)	(0.00)(b)

Net asset value at end of period . . . . .	$24.93	$24.93	$24.93	$24.93	$24.93	$24.93	$24.96
Market price at end of period(c) . . . . . .
	$24.92	$24.96	$24.93	$24.93	$24.91	$24.93	$24.97
Net Asset Value Total Return(d) . . . . . .
	0.47%	1.26%	0.82%	0.51%	0.07%	(0.12)%	(0.12)%
Market Price Total Return(d) . . . . . . . . .	0.31%	1.38%	0.82%	0.59%	(0.01)%	(0.16)%	(0.08)%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . . . .	$53,591	$57,338	$62,327	$83,512	$59,831	$81,010	$118,580
Ratio to average net assets of:	0.25%(e)	0.26%(f)	0.25%(e)	0.25%	0.25%	0.25%	0.25%
Expenses. . . . . . . . . . . . . . . . . . . . . . .
Net investment income (loss). . . . . .	0.92%(e)	1.25%(f)	0.98%(e)	0.51%	0.06%	(0.15)%	(0.11)%

(a)Based on average shares outstanding.

(b)Amount represents less than $0.005.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco 1-30 Laddered Treasury ETF (PLW)	"1-30 Laddered Treasury ETF"
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"

Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	"Fundamental High Yield® Corporate Bond ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"

Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"

Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco Treasury Collateral ETF (CLTL)	"Treasury Collateral ETF"

Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"
Invesco VRDO Tax-Free Weekly ETF (PVI)	"VRDO Tax-Free Weekly ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Creation Units of California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. EST and 4:00 p.m. EST. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a "fund of funds," in that it invests in other funds ("Underlying Funds"). Each Underlying Fund's accounting policies are outlined in that Underlying Fund's financial statements and are publicly available.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
California AMT-Free Municipal Bond ETF	ICE BofAML California Long-Term Core Plus Municipal Securities Index

CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
National AMT-Free Municipal Bond ETF	ICE BofAML National Long-Term Core Plus Municipal Securities Index

New York AMT-Free Municipal Bond ETF	ICE BofAML New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofAML Core Plus Fixed Rate Preferred Securities Index

Taxable Municipal Bond ETF	ICE BofAML US Taxable Municipal Securities Plus Index
Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index

Variable Rate Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly ETF	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund's net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board ("FRB") keeping the federal funds rates at, near or below zero. The "tapering" in 2015 of the FRB's quantitative easing program, combined with the FRB's changes to the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and each Fund's transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Fund of Funds Risk. Because certain funds are fund of funds, their investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund's Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund's investments may be more susceptible than a money market fund's to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund's investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Preferred Stock Risk. With respect to certain Funds, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer's capital structure, meaning that an issuer's preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer's capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Sampling Risk. Certain Funds' use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the

U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the "Sub-Adviser") for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee, equal to a percentage of its average daily assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

1-30 Laddered Treasury ETF	0.25%
California AMT-Free Municipal Bond ETF	0.28%

CEF Income Composite ETF	0.50%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%

New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%

Taxable Municipal Bond ETF	0.28%
Treasury Collateral ETF	0.08%

Variable Rate Preferred ETF	0.50%
VRDO Tax-Free Weekly ETF	0.25%

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury ETF	$ 119
California AMT-Free Municipal Bond ETF	-

CEF Income Composite ETF	628
Fundamental High Yield® Corporate Bond ETF	4,344
Fundamental Investment Grade Corporate Bond ETF	351
National AMT-Free Municipal Bond ETF	-

New York AMT-Free Municipal Bond ETF	-
Preferred ETF	38,237

Taxable Municipal Bond ETF	35,282
Treasury Collateral ETF	954

Variable Rate Preferred ETF	5,390
VRDO Tax-Free Weekly ETF	-

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor

1-30 Laddered Treasury ETF	Nasdaq, Inc.
California AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

CEF Income Composite ETF	S-Network Global Indexes, LLC
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
National AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

New York AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

Taxable Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Treasury Collateral ETF	Interactive Data Pricing and Reference Data LLC

Variable Rate Preferred ETF	Wells Fargo & Company
VRDO Tax-Free Weekly ETF	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite ETF, Preferred ETF and certain Funds listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite ETF and Preferred ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury ETF
Investments in Securities

U.S. Treasury Securities	$-	$107,083,296	$-	$107,083,296
Money Market Funds	13,234	-	-	13,234

Total Investments	$13,234	$107,083,296	$-	$107,096,530
Fundamental High Yield® Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$681,588,190	$-	$681,588,190

Money Market Funds	48,920,138	-	-	48,920,138

Total Investments	$48,920,138	$681,588,190	$-	$730,508,328

	Level 1	Level 2	Level 3	Total
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$70,265,246	$-	$70,265,246
Money Market Funds	850,198	-	-	850,198

Total Investments	$850,198	$70,265,246	$-	$71,115,444
Taxable Municipal Bond ETF

Investments in Securities
Municipal Obligations	$-	$1,480,103,018	$-	$1,480,103,018

U.S. Dollar Denominated Bonds & Notes	-	53,551,784	-	53,551,784
Money Market Funds	54,120,009	-	-	54,120,009

Total Investments	$54,120,009	$1,533,654,802	$-	$1,587,774,811
Variable Rate Preferred ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,204,061,932	$-	$1,204,061,932

Preferred Stocks	456,901,926	-	-	456,901,926
Money Market Funds	56,075,490	-	-	56,075,490

Total Investments	$512,977,416	$1,204,061,932	$-	$1,717,039,348

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

1-30 Laddered Treasury ETF	$ 290,883	$ 228,147	$519,030
California AMT-Free Municipal Bond ETF	254,189	407,895	662,084

CEF Income Composite ETF	-	13,365,567	13,365,567
Fundamental High Yield® Corporate Bond ETF	15,724,848	11,649,165	27,374,013
Fundamental Investment Grade Corporate Bond ETF	217,984	211,567	429,551
National AMT-Free Municipal Bond ETF	1,953,830	2,869,174	4,823,004

New York AMT-Free Municipal Bond ETF	-	133,176	133,176
Preferred ETF	21,357,640	83,992,721	105,350,361

Taxable Municipal Bond ETF	3,185,580	2,176,483	5,362,063
Treasury Collateral ETF	-	-	-

Variable Rate Preferred ETF	2,230,087	7,356,311	9,586,398
VRDO Tax-Free Weekly ETF	-	-	-

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
1-30 Laddered Treasury ETF	$-	$-
California AMT-Free Municipal Bond ETF	50,183,167	12,863,266

CEF Income Composite ETF	61,827,233	60,066,234

	Purchases	Sales
Fundamental High Yield® Corporate Bond ETF	$116,354,260	$142,050,056
Fundamental Investment Grade Corporate Bond ETF	11,729,074	12,263,889
National AMT-Free Municipal Bond ETF	401,565,195	82,835,240

New York AMT-Free Municipal Bond ETF	19,512,647	3,485,000
Preferred ETF	895,431,411	772,585,298

Taxable Municipal Bond ETF	316,437,165	103,937,345
Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	163,530,491	157,122,872
VRDO Tax-Free Weekly ETF	-	-

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury ETF amounted to $16,648,519 and $15,927,858, respectively and for the Treasury Collateral ETF amounted to $0 and $0, respectively.

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

1-30 Laddered Treasury ETF	$ 55,155,610	$124,623,674
California AMT-Free Municipal Bond ETF	-	-

CEF Income Composite ETF	78,410,278	21,268,703
Fundamental High Yield® Corporate Bond ETF	110,100,471	142,367,967
Fundamental Investment Grade Corporate Bond ETF	-	21,889,236
National AMT-Free Municipal Bond ETF	-	-

New York AMT-Free Municipal Bond ETF	-	-
Preferred ETF	831,676,480	82,910,232

Taxable Municipal Bond ETF	-	-
Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	197,362,538	50,604,525
VRDO Tax-Free Weekly ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

1-30 Laddered Treasury ETF	$ 6,750,486	$(57,732)	$ 6,692,754	$ 100,403,776
California AMT-Free Municipal Bond ETF	32,861,846	(83,767)	32,778,079	351,924,839

CEF Income Composite ETF	16,507,028	(65,485,038)	(48,978,010)	851,314,549
Fundamental High Yield® Corporate Bond ETF	12,385,113	(14,232,658)	(1,847,545)	732,355,873
Fundamental Investment Grade Corporate Bond ETF	3,731,080	(28,688)	3,702,392	67,413,052
National AMT-Free Municipal Bond ETF	193,272,191	(242)	193,271,949	2,141,966,419

New York AMT-Free Municipal Bond ETF	7,145,778	-	7,145,778	87,659,399
Preferred ETF	31,776,323	(114,954,993)	(83,178,670)	6,143,252,144

Taxable Municipal Bond ETF	200,920,680	(1,541)	200,919,139	1,386,855,672
Treasury Collateral ETF	1,008,492	(1,953)	1,006,539	669,595,264

Variable Rate Preferred ETF	15,759,923	(34,906,855)	(19,146,932)	1,736,186,280
VRDO Tax-Free Weekly ETF	-	-	-	52,045,000

NOTE 7—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Fundamental High Yield® Corporate Bond ETF and Variable Rate Preferred ETF and 10,000 for Treasury Collateral ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF and Invesco Preferred ETF (collectively the "Portfolios") bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies' expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies' expenses that the Portfolios bear indirectly is included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco 1-30 Laddered Treasury ETF (PLW)
Actual	$1,000.00	$1,048.70	0.25%	$1.27

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
Invesco California AMT-Free Municipal Bond ETF (PWZ)
Actual	1,000.00	1,035.90	0.28	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco CEF Income Composite ETF (PCEF)
Actual	1,000.00	996.00	0.50	2.48

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Actual	$1,000.00	$1,009.40	0.50%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Actual	1,000.00	1,032.90	0.22	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11
Invesco National AMT-Free Municipal Bond ETF (PZA)
Actual	1,000.00	1,036.50	0.28	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Actual	1,000.00	1,034.60	0.28	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41
Invesco Preferred ETF (PGX)
Actual	1,000.00	992.20	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Invesco Taxable Municipal Bond ETF (BAB)

Actual	1,000.00	1,050.40	0.27	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.52	0.27	1.36
Invesco Treasury Collateral ETF (CLTL)
Actual	1,000.00	1,010.30	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.47	0.08	0.40

Invesco Variable Rate Preferred ETF (VRP)

Actual	1,000.00	1,022.60	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
Invesco VRDO Tax-Free Weekly ETF (PVI)
Actual	1,000.00	1,004.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

USEQ Invesco Russell 1000 Enhanced Equal Weight ETF

EQAL Invesco Russell 1000 Equal Weight ETF

USLB Invesco Russell 1000 Low Beta Equal Weight ETF

SPVU Invesco S&P 500 Enhanced Value ETF

XRLV Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB Invesco S&P 500® High Beta ETF

SPHD Invesco S&P 500® High Dividend Low Volatility ETF

SPLV Invesco S&P 500® Low Volatility ETF

SPMV Invesco S&P 500 Minimum Variance ETF

SPMO Invesco S&P 500 Momentum ETF

XMLV Invesco S&P MidCap Low Volatility ETF

XSHD Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV Invesco S&P SmallCap Low Volatility ETF

XSHQ Invesco S&P SmallCap Quality ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) . . . . . . . . . . . . . . . . . . . . . . 3

 Invesco Russell 1000 Equal Weight ETF (EQAL). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11 Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) . . . . . . . . . . . . . . . . . . . . . . . 21

 Invesco S&P 500 Enhanced Value ETF (SPVU). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26 Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV) . . . . . . . . . . . . . . . . . 28

 Invesco S&P 500® High Beta ETF (SPHB) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30 Invesco S&P 500® High Dividend Low Volatility ETF (SPHD). . . . . . . . . . . . . . . . . . . . . 32

 Invesco S&P 500® Low Volatility ETF (SPLV) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34 Invesco S&P 500 Minimum Variance ETF (SPMV) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36 Invesco S&P 500 Momentum ETF (SPMO) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38 Invesco S&P MidCap Low Volatility ETF (XMLV) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40 Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD). . . . . . . . . . . . . . . . . 42

2

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.45%
Activision Blizzard, Inc. . . . . . . . . . . . . . . . . . . . . . . .	317	$18,427
Alphabet, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	6	8,036
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . . .	7	9,375
Altice USA, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	684	17,688
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	447	15,743
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13	20,449
Charter Communications, Inc., Class A(b) . . . . . . . .	37	18,247
Cinemark Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	502	13,032
Comcast Corp., Class A. . . . . . . . . . . . . . . . . . . . . . .	391	15,808
Discovery, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	175	4,498
Discovery, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . .	381	9,563
DISH Network Corp., Class A(b) . . . . . . . . . . . . . . . .	508	17,028
Electronic Arts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	172	17,436
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	85	16,360
IAC/InterActiveCorp.(b) . . . . . . . . . . . . . . . . . . . . . . .	79	16,111
Interpublic Group of Cos., Inc. (The) . . . . . . . . . . . .	770	16,447
John Wiley & Sons, Inc., Class A . . . . . . . . . . . . . . .	353	13,128
Liberty Media Corp.-Liberty SiriusXM, Class A(b) . .	126	5,628
Liberty Media Corp.-Liberty SiriusXM, Series C(b) .	231	10,307
Live Nation Entertainment, Inc.(b) . . . . . . . . . . . . . .	244	14,828
Match Group, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	251	16,315
New York Times Co. (The), Class A . . . . . . . . . . . . .	549	20,566
Nexstar Media Group, Inc., Class A . . . . . . . . . . . . .	159	18,282
Omnicom Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	217	15,034
Sinclair Broadcast Group, Inc., Class A . . . . . . . . . .	508	11,791
Sirius XM Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	2,478	15,711
Take-Two Interactive Software, Inc.(b). . . . . . . . . . .	143	15,370
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	218	19,655
Twitter, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	567	18,824
Verizon Communications, Inc. . . . . . . . . . . . . . . . . .	282	15,273
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	116	13,647
Zayo Group Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	498	17,425
		476,032
Consumer Discretionary-13.53%
Advance Auto Parts, Inc. . . . . . . . . . . . . . . . . . . . . .	112	14,894
Amazon.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	10	18,837
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184	14,372
Aramark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	404	14,035
AutoNation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	339	14,485
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	15,488
Best Buy Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	215	16,265
Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	9	15,261
BorgWarner, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	405	12,798
Bright Horizons Family Solutions, Inc.(b) . . . . . . . . .	116	18,229
Burlington Stores, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	76	16,436
CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	15,454
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389	13,016
Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	169	15,458
Choice Hotels International, Inc. . . . . . . . . . . . . . . .	177	16,157
Columbia Sportswear Co. . . . . . . . . . . . . . . . . . . . . .	192	15,610
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	309	16,460
Darden Restaurants, Inc. . . . . . . . . . . . . . . . . . . . . .	148	14,430
Dick's Sporting Goods, Inc. . . . . . . . . . . . . . . . . . . . .	373	13,581
Dollar General Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	111	16,683
Domino's Pizza, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	61	20,707
Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . . . . . . .	229	15,233
	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	487	$16,870
Etsy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	405	23,413
Extended Stay America, Inc.. . . . . . . . . . . . . . . . . . .	1,200	13,176
Five Below, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	144	13,961
Floor & Decor Holdings, Inc., Class A(b) . . . . . . . . . .	358	18,276
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	434	15,732
Ford Motor Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,902	13,238
frontdoor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	378	16,027
Garmin Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	15,645
General Motors Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	476	14,518
Gentex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	607	16,207
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	165	14,395
Graham Holdings Co., Class B . . . . . . . . . . . . . . . . .	28	14,081
Grand Canyon Education, Inc.(b) . . . . . . . . . . . . . . .	195	15,733
H&R Block, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	728	15,048
Hanesbrands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,156	15,305
Harley-Davidson, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	474	14,443
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172	13,287
Hilton Grand Vacations, Inc.(b) . . . . . . . . . . . . . . . . .	498	13,277
Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . . . . .	164	15,941
Home Depot, Inc. (The). . . . . . . . . . . . . . . . . . . . . . .	83	18,081
Hyatt Hotels Corp., Class A(c) . . . . . . . . . . . . . . . . . .	214	16,392
International Game Technology PLC . . . . . . . . . . . .	1,205	12,821
Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	368	14,407
Las Vegas Sands Corp. . . . . . . . . . . . . . . . . . . . . . . .	279	16,268
Lear Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	145	16,124
Leggett & Platt, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	329	13,048
Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . .	276	16,654
Lennar Corp., Class B . . . . . . . . . . . . . . . . . . . . . . . .	16	765
LKQ Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	14,376
Lowe's Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	16,199
Marriott International, Inc., Class A . . . . . . . . . . . . .	123	15,252
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88	17,087
MGM Resorts International . . . . . . . . . . . . . . . . . . . .	536	13,164
Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	126	15,265
NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .	181	16,178
Norwegian Cruise Line Holdings Ltd.(b) . . . . . . . . . .	317	11,811
NVR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4	14,669
Ollie's Bargain Outlet Holdings, Inc.(b)(c) . . . . . . . . .	281	14,294
O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . . . . .	39	14,380
Penske Automotive Group, Inc. . . . . . . . . . . . . . . . .	339	15,601
Polaris, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	14,608
Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	83	17,510
PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	432	17,366
PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	12,969
Ralph Lauren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	156	16,459
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	154	16,752
Royal Caribbean Cruises Ltd. . . . . . . . . . . . . . . . . . .	141	11,338
Service Corp. International . . . . . . . . . . . . . . . . . . . .	392	18,734
Six Flags Entertainment Corp. . . . . . . . . . . . . . . . . .	395	9,986
Skechers U.S.A., Inc., Class A(b). . . . . . . . . . . . . . . .	423	13,993
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	199	15,608
Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	137	14,111
Tempur Sealy International, Inc.(b) . . . . . . . . . . . . .	204	15,249
Thor Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	262	19,757
Tiffany & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127	16,966
TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	285	17,043
Toll Brothers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	425	15,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Discretionary-(continued)			Energy-(continued)
Tractor Supply Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	178	$15,755	Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	146	$13,628
Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	18,253	Cimarex Energy Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	363	11,997
Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . . . . .	916	12,998	Concho Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . .	230	15,645
Under Armour, Inc., Class C(b) . . . . . . . . . . . . . . . . .	1,001	12,492	ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	281	13,606
Urban Outfitters, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	677	15,916	Continental Resources, Inc. . . . . . . . . . . . . . . . . . . .	537	10,176
Vail Resorts, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75	15,946	Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	761	12,359
VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	194	13,968	Diamondback Energy, Inc. . . . . . . . . . . . . . . . . . . . .	212	13,144
Wendy's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	795	15,010	EOG Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	237	14,993
Whirlpool Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120	15,343	Equitrans Midstream Corp. . . . . . . . . . . . . . . . . . . . .	1,792	12,651
Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	251	15,660	Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	248	12,757
Wyndham Destinations, Inc. . . . . . . . . . . . . . . . . . . .	352	14,045	Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	793	13,449
Wyndham Hotels & Resorts, Inc. . . . . . . . . . . . . . . .	300	15,285	HollyFrontier Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	335	11,283
Wynn Resorts Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	143	15,441	Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	883	16,927
Yum China Holdings, Inc. (China). . . . . . . . . . . . . . .	385	16,859	Kosmos Energy Ltd. (Ghana) . . . . . . . . . . . . . . . . . .	2,772	8,455
Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	173	15,440	Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,399	11,584
			Marathon Petroleum Corp	285	13,515
		1,447,896
			Murphy Oil Corp	706	13,308
Consumer Staples-5.43%
			Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . .	443	14,504
Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	341	13,766
			ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	247	16,480
Archer-Daniels-Midland Co.. . . . . . . . . . . . . . . . . . . .	396	14,909
			Parsley Energy, Inc., Class A . . . . . . . . . . . . . . . . . .	1,079	14,459
Campbell Soup Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	351	15,837
			Phillips 66 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	151	11,304
Casey's General Stores, Inc. . . . . . . . . . . . . . . . . . . .	100	16,302
			Pioneer Natural Resources Co. . . . . . . . . . . . . . . . .	131	16,084
Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . . . . . .	243	16,893
			Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	182	12,057
Coca-Cola Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . .	314	16,796
			Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	770	14,668
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . . .	251	16,960
			WPX Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,644	15,338
Conagra Brands, Inc	580	15,480
					373,463
Constellation Brands, Inc., Class A . . . . . . . . . . . . .	95	16,376
			Financials-17.97%
Costco Wholesale Corp.. . . . . . . . . . . . . . . . . . . . . . .	58	16,306
Energizer Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	335	14,402	Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	325	13,926
Estee Lauder Cos., Inc. (The), Class A . . . . . . . . . .	86	15,790	Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	14,790
Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	785	16,901	Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	155	16,314
General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	319	15,631	Ally Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	549	13,763
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	16,415	American Express Co. . . . . . . . . . . . . . . . . . . . . . . . .	149	16,380
Hormel Foods Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	376	15,642	American Financial Group, Inc.. . . . . . . . . . . . . . . . .	157	14,510
JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	160	16,478	American International Group, Inc. . . . . . . . . . . . . .	332	13,997
Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	260	15,722	Ameriprise Financial, Inc. . . . . . . . . . . . . . . . . . . . . .	109	15,402
Keurig Dr Pepper, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	566	15,780	Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	17,888
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	125	16,399	Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	415	16,778
Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	616	17,328	Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . . .	184	17,938
Lamb Weston Holdings, Inc. . . . . . . . . . . . . . . . . . . .	203	17,639	Associated Banc-Corp. . . . . . . . . . . . . . . . . . . . . . . .	800	13,544
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .	100	14,619	Assurant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	133	16,038
Mondelez International, Inc., Class A. . . . . . . . . . . .	319	16,843	Assured Guaranty Ltd. . . . . . . . . . . . . . . . . . . . . . . .	346	14,120
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . . . . .	290	18,099	Athene Holding Ltd., Class A(b) . . . . . . . . . . . . . . . .	388	16,005
PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125	16,504	AXIS Capital Holdings Ltd. . . . . . . . . . . . . . . . . . . . .	292	16,387
Philip Morris International, Inc.. . . . . . . . . . . . . . . . .	207	16,947	Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . .	514	14,649
Pilgrim's Pride Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	533	11,278	Bank of Hawaii Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	194	14,437
Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	164	16,607	Bank of New York Mellon Corp. (The) . . . . . . . . . . .	348	13,885
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . . .	137	15,513	Bank OZK . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	565	14,345
Seaboard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5	17,075	BankUnited, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	491	14,583
Spectrum Brands Holdings, Inc. . . . . . . . . . . . . . . . .	270	14,550	Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . . . .	81	16,714
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	208	13,863	BGC Partners, Inc., Class A. . . . . . . . . . . . . . . . . . . .	2,946	13,728
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . .	190	12,888	BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	16,668
US Foods Holding Corp.(b). . . . . . . . . . . . . . . . . . . . .	425	14,297	Brighthouse Financial, Inc.(b) . . . . . . . . . . . . . . . . . .	445	15,949
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . . .	289	13,225	Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	453	19,484
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143	15,398	Capital One Financial Corp.. . . . . . . . . . . . . . . . . . . .	176	15,534
			Cboe Global Markets, Inc	141	16,074
		581,458
			Charles Schwab Corp. (The)	348	14,181
Energy-3.49%
			Chimera Investment Corp. . . . . . . . . . . . . . . . . . . . .	835	16,408
Apergy Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	645	11,997
			Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	113	16,388
Baker Hughes Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	768	12,357
			Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . .	164	15,291
Cabot Oil & Gas Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,058	14,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
CIT Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	$15,407
Citigroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	229	14,532
Citizens Financial Group, Inc. . . . . . . . . . . . . . . . . . .	445	14,102
CME Group, Inc., Class A. . . . . . . . . . . . . . . . . . . . . .	84	16,701
CNA Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	393	16,341
Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	244	12,844
Commerce Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	275	16,786
Credit Acceptance Corp.(b)(c) . . . . . . . . . . . . . . . . . .	39	15,725
Cullen/Frost Bankers, Inc.. . . . . . . . . . . . . . . . . . . . .	181	14,189
Discover Financial Services. . . . . . . . . . . . . . . . . . . .	204	13,378
East West Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	373	14,450
Eaton Vance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	365	15,060
Equitable Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . .	712	15,237
Erie Indemnity Co., Class A. . . . . . . . . . . . . . . . . . . .	101	14,435
Evercore, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	224	14,923
Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	64	15,864
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,408	14,207
FactSet Research Systems, Inc.. . . . . . . . . . . . . . . .	65	17,289
Fidelity National Financial, Inc. . . . . . . . . . . . . . . . . .	364	14,109
Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	573	13,981
First American Financial Corp. . . . . . . . . . . . . . . . . .	269	15,360
First Citizens BancShares, Inc., Class A . . . . . . . . .	34	15,413
First Hawaiian, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	600	14,370
First Horizon National Corp. . . . . . . . . . . . . . . . . . . .	1,081	14,410
First Republic Bank . . . . . . . . . . . . . . . . . . . . . . . . . .	155	15,588
Globe Life, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172	15,938
Goldman Sachs Group, Inc. (The) . . . . . . . . . . . . . .	79	15,861
Hanover Insurance Group, Inc. (The) . . . . . . . . . . .	133	15,766
Hartford Financial Services Group, Inc. (The). . . . .	280	13,986
Huntington Bancshares, Inc.. . . . . . . . . . . . . . . . . . .	1,147	14,074
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . . .	182	16,238
Invesco Ltd.(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,016	14,630
Janus Henderson Group PLC (United Kingdom) . .	685	14,522
Jefferies Financial Group, Inc. . . . . . . . . . . . . . . . . .	814	16,044
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . .	129	14,978
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	228	15,696
KeyCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	893	14,601
Lazard Ltd., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	449	16,083
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . . . . . .	300	13,617
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	349	15,925
LPL Financial Holdings, Inc. . . . . . . . . . . . . . . . . . . .	186	14,783
M&T Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	104	14,600
Markel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	18,906
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . . .	159	16,625
MetLife, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	349	14,909
MFA Financial, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,222	16,065
MGIC Investment Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,214	14,604
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76	18,242
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	348	15,670
Morningstar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	16,306
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	166	17,023
Navient Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,211	13,600
New Residential Investment Corp. . . . . . . . . . . . . . .	1,079	16,789
New York Community Bancorp, Inc. . . . . . . . . . . . .	1,448	15,653
Northern Trust Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	160	14,042
Old Republic International Corp.. . . . . . . . . . . . . . . .	765	15,086
OneMain Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	397	14,590
PacWest Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	460	14,554
People's United Financial, Inc. . . . . . . . . . . . . . . . . .	1,044	14,606
Pinnacle Financial Partners, Inc. . . . . . . . . . . . . . . .	276	14,529
	Shares	Value
Financials-(continued)
PNC Financial Services Group, Inc. (The) . . . . . . . .	113	$14,283
Popular, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	309	14,826
Primerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128	14,252
Principal Financial Group, Inc. . . . . . . . . . . . . . . . . .	323	14,338
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . .	236	17,266
Prosperity Bancshares, Inc. . . . . . . . . . . . . . . . . . . .	248	16,021
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . . . . . .	193	14,562
Raymond James Financial, Inc. . . . . . . . . . . . . . . . .	192	16,057
Regions Financial Corp.. . . . . . . . . . . . . . . . . . . . . . .	1,020	13,790
Reinsurance Group of America, Inc. . . . . . . . . . . . .	109	13,301
RenaissanceRe Holdings Ltd. (Bermuda) . . . . . . . .	91	15,506
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66	17,550
Santander Consumer USA Holdings, Inc. . . . . . . . .	741	18,080
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	269	14,717
Signature Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	137	17,139
Starwood Property Trust, Inc. . . . . . . . . . . . . . . . . .	689	15,282
State Street Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	229	15,597
Sterling Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	836	13,861
SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . . . . .	77	16,028
Synchrony Financial. . . . . . . . . . . . . . . . . . . . . . . . . .	454	13,211
Synovus Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	447	12,972
T. Rowe Price Group, Inc. . . . . . . . . . . . . . . . . . . . . .	141	16,639
TCF Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	401	14,612
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . .	129	15,456
Truist Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	319	14,719
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	287	13,328
Umpqua Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	1,039	15,990
Unum Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	588	13,706
Voya Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	297	15,634
W.R. Berkley Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	250	16,785
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	320	13,072
Western Alliance Bancorp . . . . . . . . . . . . . . . . . . . . .	324	14,917
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . . . . .	88	16,654
Zions Bancorporation N.A. . . . . . . . . . . . . . . . . . . . .	347	13,863
		1,923,954
Health Care-8.34%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . . .	200	15,406
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196	16,799
Agilent Technologies, Inc.. . . . . . . . . . . . . . . . . . . . .	211	16,262
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .	193	16,274
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73	14,580
Anthem, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	15,425
Baxter International, Inc. . . . . . . . . . . . . . . . . . . . . .	206	17,195
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . . . . .	67	15,934
Biogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60	18,503
Bio-Rad Laboratories, Inc., Class A(b) . . . . . . . . . . .	47	16,545
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . . . . .	289	17,068
Bruker Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	344	14,985
Cantel Medical Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	219	13,819
Catalent, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	329	16,953
Centene Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	465	24,654
Cerner Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	241	16,694
Charles River Laboratories International, Inc.(b) . .	120	18,668
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40	16,705
Cigna Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	15,733
Cooper Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	56	18,176
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	228	13,493
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	17,205
DaVita, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235	18,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Eli Lilly and Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	147	$18,541
Encompass Health Corp.. . . . . . . . . . . . . . . . . . . . . .	239	17,887
Exelixis, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	964	17,921
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	255	17,687
HCA Healthcare, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	125	15,876
Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	246	14,991
Hill-Rom Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	160	15,368
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	15,984
Integra LifeSciences Holdings Corp.(b) . . . . . . . . . .	276	14,380
IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	117	16,320
Jazz Pharmaceuticals PLC(b) . . . . . . . . . . . . . . . . . .	116	13,291
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . .	123	16,541
Laboratory Corp. of America Holdings(b) . . . . . . . .	100	17,569
Masimo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	18,130
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	152	15,302
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	192	14,699
Mettler-Toledo International, Inc.(b) . . . . . . . . . . . . .	24	16,841
Molina Healthcare, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	128	15,686
PerkinElmer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	184	15,905
Perrigo Co. PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	336	17,032
PRA Health Sciences, Inc.(b) . . . . . . . . . . . . . . . . . . .	156	14,695
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	160	16,970
Regeneron Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	46	20,450
STERIS PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110	17,448
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	16,010
Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . . . . . .	55	15,994
UnitedHealth Group, Inc.. . . . . . . . . . . . . . . . . . . . . .	62	15,807
Universal Health Services, Inc., Class B. . . . . . . . . .	121	14,973
Varian Medical Systems, Inc.(b) . . . . . . . . . . . . . . . .	124	15,248
Waters Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	77	15,007
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	142	18,919
		892,789
Industrials-15.59%
A.O. Smith Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	367	14,515
Acuity Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	133	13,680
AGCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	223	13,476
Air Lease Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	376	14,423
Alaska Air Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	254	12,817
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141	16,214
AMERCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50	16,125
American Airlines Group, Inc.. . . . . . . . . . . . . . . . . .	621	11,830
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	176	15,136
Arconic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	562	16,495
Armstrong World Industries, Inc. . . . . . . . . . . . . . . .	181	18,127
Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49	13,480
BWX Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .	285	15,629
Carlisle Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	109	15,837
Caterpillar, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	122	15,157
Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	18,138
Clean Harbors, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	206	14,321
Copa Holdings S.A., Class A (Panama) . . . . . . . . . .	164	13,635
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	201	16,980
Crane Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	208	14,134
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	242	17,049
Cummins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96	14,524
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	125	14,993
Deere & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	103	16,117
Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	304	14,024
Donaldson Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	317	14,290
	Shares	Value
Industrials-(continued)
Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	155	$15,925
Eaton Corp. PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	188	17,055
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . .	232	14,874
Expeditors International of Washington, Inc. . . . . .	233	16,408
Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	485	16,597
Flowserve Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	368	14,790
Fortune Brands Home & Security, Inc. . . . . . . . . . .	269	16,611
Gardner Denver Holdings, Inc.(b) . . . . . . . . . . . . . . .	510	16,723
General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . . .	96	15,330
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	356	17,558
GrafTech International Ltd.. . . . . . . . . . . . . . . . . . . .	1,222	9,972
HD Supply Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	435	16,539
Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	214	13,831
Honeywell International, Inc. . . . . . . . . . . . . . . . . . .	99	16,055
Hubbell, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	116	15,456
Huntington Ingalls Industries, Inc. . . . . . . . . . . . . . .	68	13,976
IDEX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	16,428
IHS Markit Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	236	16,813
Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . . . . .	100	16,778
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	132	17,033
ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	14,737
J.B. Hunt Transport Services, Inc.. . . . . . . . . . . . . .	156	15,045
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . . .	197	18,191
JetBlue Airways Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	882	13,918
Johnson Controls International PLC . . . . . . . . . . . .	405	14,811
Kansas City Southern . . . . . . . . . . . . . . . . . . . . . . . .	115	17,328
KAR Auction Services, Inc. . . . . . . . . . . . . . . . . . . . .	821	15,804
Kirby Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207	13,196
Knight-Swift Transportation Holdings, Inc. . . . . . . .	477	15,235
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . . . . .	88	17,400
Landstar System, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	157	15,852
Lennox International, Inc. . . . . . . . . . . . . . . . . . . . . .	68	15,513
Lincoln Electric Holdings, Inc.. . . . . . . . . . . . . . . . . .	188	15,395
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . . . .	45	16,644
Macquarie Infrastructure Corp. . . . . . . . . . . . . . . . .	404	15,857
ManpowerGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	184	13,973
Masco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	373	15,412
Middleby Corp. (The)(b) . . . . . . . . . . . . . . . . . . . . . . .	154	17,219
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107	15,547
Norfolk Southern Corp. . . . . . . . . . . . . . . . . . . . . . . .	92	16,776
Northrop Grumman Corp.. . . . . . . . . . . . . . . . . . . . .	50	16,442
nVent Electric PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	700	16,807
Old Dominion Freight Line, Inc. . . . . . . . . . . . . . . . .	93	18,023
Oshkosh Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	192	13,853
Owens Corning. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	261	14,744
PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	213	14,250
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . . . . .	86	15,890
Pentair PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	15,283
Quanta Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	423	16,129
Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79	14,896
Regal Beloit Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	209	16,227
Republic Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	194	17,510
Rockwell Automation, Inc. . . . . . . . . . . . . . . . . . . . .	87	15,965
Roper Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . .	51	17,937
Ryder System, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	332	12,629
Schneider National, Inc., Class B . . . . . . . . . . . . . . .	772	13,827
Sensata Technologies Holding PLC(b) . . . . . . . . . . .	337	13,750
Snap-on, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	108	15,633
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . . .	306	14,134
Spirit AeroSystems Holdings, Inc., Class A . . . . . . .	205	10,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc. . . . . . . . . . . . . . . . . . . .	111	$15,951
Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	50	16,866
Timken Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	325	14,573
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	217	15,500
TransDigm Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	30	16,734
TransUnion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	199	17,695
Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	100	15,981
United Airlines Holdings, Inc.(b) . . . . . . . . . . . . . . . .	193	11,887
United Parcel Service, Inc., Class B . . . . . . . . . . . . .	147	13,302
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	117	15,500
United Technologies Corp. . . . . . . . . . . . . . . . . . . . .	121	15,801
Valmont Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	119	13,830
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	120	18,613
W.W. Grainger, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	55	15,265
WABCO Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	126	17,023
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	222	15,251
Waste Management, Inc.. . . . . . . . . . . . . . . . . . . . . .	151	16,732
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98	15,384
WESCO International, Inc.(b) . . . . . . . . . . . . . . . . . . .	328	13,307
Woodward, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143	14,758
XPO Logistics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	213	15,756
Xylem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	232	17,943
		1,668,164
Information Technology-12.58%
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . . .	85	15,350
Akamai Technologies, Inc.(b). . . . . . . . . . . . . . . . . . .	196	16,956
Amdocs Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	15,619
Amphenol Corp., Class A. . . . . . . . . . . . . . . . . . . . . .	165	15,127
Analog Devices, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	148	16,139
Apple, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	18,588
Applied Materials, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	303	17,610
Aspen Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	140	14,911
Automatic Data Processing, Inc. . . . . . . . . . . . . . . .	104	16,093
Avnet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	420	12,886
Black Knight, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	272	18,145
Booz Allen Hamilton Holding Corp. . . . . . . . . . . . . .	236	16,827
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	14,994
Broadridge Financial Solutions, Inc.. . . . . . . . . . . . .	141	14,715
CACI International, Inc., Class A(b) . . . . . . . . . . . . . .	74	18,131
CDK Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	316	14,542
CDW Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125	14,278
Ciena Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	465	17,879
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	389	15,533
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	154	15,922
Cognex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	340	15,144
Cognizant Technology Solutions Corp., Class A. . .	273	16,634
Coherent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	117	15,059
CoreLogic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	412	18,692
Cypress Semiconductor Corp. . . . . . . . . . . . . . . . . .	725	16,740
Dolby Laboratories, Inc., Class A . . . . . . . . . . . . . . .	255	16,753
Entegris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	368	19,622
Euronet Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . .	109	13,520
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	56	14,884
FLIR Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	325	13,803
Fortinet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	17,146
Gartner, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	109	14,104
Genpact Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	421	16,192
GoDaddy, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . . .	254	17,775
Hewlett Packard Enterprise Co. . . . . . . . . . . . . . . . .	1,082	13,839
	Shares	Value
Information Technology-(continued)
HP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	850	$17,671
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	304	16,878
International Business Machines Corp. . . . . . . . . . .	133	17,310
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68	18,078
IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	119	15,189
Jabil, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	437	14,006
Jack Henry & Associates, Inc.. . . . . . . . . . . . . . . . . .	113	17,147
Keysight Technologies, Inc.(b). . . . . . . . . . . . . . . . . .	164	15,541
KLA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107	16,447
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	65	19,073
Leidos Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	189	19,401
Littelfuse, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	97	15,489
LogMeIn, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	228	19,434
Maxim Integrated Products, Inc. . . . . . . . . . . . . . . .	301	16,742
Microchip Technology, Inc.(c) . . . . . . . . . . . . . . . . . .	181	16,419
Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . .	368	19,342
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	18,469
MKS Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	160	16,030
Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . . . . .	103	17,065
NCR Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	526	13,255
NetApp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	287	13,409
NortonLifeLock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	671	12,769
Nuance Communications, Inc.(b) . . . . . . . . . . . . . . .	971	20,993
NVIDIA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	22,146
ON Semiconductor Corp.(b). . . . . . . . . . . . . . . . . . . .	797	14,872
Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	313	15,481
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	202	15,651
PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	163	17,602
Qorvo, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	165	16,596
QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207	16,208
RealPage, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	309	19,807
Sabre Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	761	10,361
Skyworks Solutions, Inc. . . . . . . . . . . . . . . . . . . . . . .	176	17,632
SS&C Technologies Holdings, Inc. . . . . . . . . . . . . . .	287	15,929
SYNNEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	138	17,254
Synopsys, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	128	17,655
Teradyne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	271	15,924
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . . . . . . .	141	16,094
Trimble, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	425	16,779
Ubiquiti, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87	11,802
VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92	17,457
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	94	17,085
VMware, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	113	13,619
Western Union Co. (The). . . . . . . . . . . . . . . . . . . . . .	637	14,262
WEX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	16,103
Xerox Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	445	14,329
Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	188	15,696
Zebra Technologies Corp., Class A(b). . . . . . . . . . . .	68	14,346
		1,346,999
Materials-5.85%
Air Products and Chemicals, Inc. . . . . . . . . . . . . . . .	75	16,471
AptarGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156	15,767
Ashland Global Holdings, Inc. . . . . . . . . . . . . . . . . . .	235	16,812
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . . . . .	132	15,113
Axalta Coating Systems Ltd.(b). . . . . . . . . . . . . . . . .	576	14,354
Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	260	18,320
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	369	13,793
Celanese Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	140	13,124
CF Industries Holdings, Inc. . . . . . . . . . . . . . . . . . . .	381	14,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Materials-(continued)			Real Estate-(continued)
Crown Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	226	$15,933	Healthcare Trust of America, Inc., Class A . . . . . . .	565	$17,594
Domtar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	452	13,004	Healthpeak Properties, Inc. . . . . . . . . . . . . . . . . . . .	495	15,662
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . . . . .	271	11,626	Highwoods Properties, Inc. . . . . . . . . . . . . . . . . . . . .	359	16,112
Eagle Materials, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	186	14,681	Howard Hughes Corp. (The)(b) . . . . . . . . . . . . . . . . .	156	16,829
Eastman Chemical Co.. . . . . . . . . . . . . . . . . . . . . . . .	228	14,024	Hudson Pacific Properties, Inc. . . . . . . . . . . . . . . . .	476	15,365
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	92	16,601	Iron Mountain, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	524	15,935
FMC Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	176	16,386	Jones Lang LaSalle, Inc. . . . . . . . . . . . . . . . . . . . . . .	105	15,516
Freeport-McMoRan, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,532	15,259	Kilroy Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	204	14,829
Graphic Packaging Holding Co.. . . . . . . . . . . . . . . . .	1,043	14,101	Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	801	13,897
International Flavors & Fragrances, Inc.(c). . . . . . . .	122	14,613	Lamar Advertising Co., Class A . . . . . . . . . . . . . . . .	208	17,418
International Paper Co. . . . . . . . . . . . . . . . . . . . . . . .	371	13,712	Life Storage, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	157	16,942
Linde PLC (United Kingdom) . . . . . . . . . . . . . . . . . .	85	16,236	Medical Properties Trust, Inc.. . . . . . . . . . . . . . . . . .	809	17,094
LyondellBasell Industries N.V., Class A . . . . . . . . . .	187	13,363	Mid-America Apartment Communities, Inc. . . . . . .	126	16,287
Martin Marietta Materials, Inc. . . . . . . . . . . . . . . . . .	63	14,334	National Retail Properties, Inc.. . . . . . . . . . . . . . . . .	308	15,662
NewMarket Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	13,989	Omega Healthcare Investors, Inc. . . . . . . . . . . . . . .	406	16,078
Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436	19,459	Outfront Media, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	675	17,779
Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	305	12,612	Prologis, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	380	32,026
Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,011	16,368	Rayonier, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551	14,618
Packaging Corp. of America . . . . . . . . . . . . . . . . . . .	153	13,865	Regency Centers Corp. . . . . . . . . . . . . . . . . . . . . . . .	264	15,164
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	133	13,892	Retail Properties of America, Inc., Class A . . . . . . .	1,212	12,690
Reliance Steel & Aluminum Co.. . . . . . . . . . . . . . . . .	146	14,934	Service Properties Trust . . . . . . . . . . . . . . . . . . . . . .	732	13,235
RPM International, Inc. . . . . . . . . . . . . . . . . . . . . . . .	234	15,002	SL Green Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . .	198	15,531
Scotts Miracle-Gro Co. (The) . . . . . . . . . . . . . . . . . .	168	17,806	Spirit Realty Capital, Inc.. . . . . . . . . . . . . . . . . . . . . .	321	14,605
Sealed Air Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	452	13,700	VICI Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	695	17,417
Sherwin-Williams Co. (The) . . . . . . . . . . . . . . . . . . . .	30	15,502	Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	264	14,145
Silgan Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	561	16,061	Weingarten Realty Investors. . . . . . . . . . . . . . . . . . .	531	14,300
Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . . . . . .	285	13,740	Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	204	15,263
Southern Copper Corp. (Peru) . . . . . . . . . . . . . . . . .	453	15,243	WP Carey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	209	16,179
. . . . . . . . . . . . . . . . . . . . . . . . . .Steel Dynamics, Inc	501	13,342			814,973
Valvoline, Inc	762	14,859
			Utilities-5.07%
Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . . . .	124	14,912
			AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	900	15,057
W.R. Grace & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	260	14,706
			Alliant Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	320	16,678
Westlake Chemical Corp.. . . . . . . . . . . . . . . . . . . . . .	253	14,135
			Ameren Corp	228	18,012

		625,798
			American Electric Power Co., Inc. . . . . . . . . . . . . . .	185	16,513
Real Estate-7.61%
			American Water Works Co., Inc. . . . . . . . . . . . . . . .	140	17,312
American Campus Communities, Inc. . . . . . . . . . . .	355	15,421	Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	159	16,417
Apartment Investment & Management Co.,			Avangrid, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	348	17,292
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	323	15,452	CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	16,736
Apple Hospitality REIT, Inc.. . . . . . . . . . . . . . . . . . . .	1,072	14,011	Consolidated Edison, Inc. . . . . . . . . . . . . . . . . . . . . .	197	15,528
AvalonBay Communities, Inc.. . . . . . . . . . . . . . . . . .	79	15,847	Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	207	16,183
Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . .	124	15,989	DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	136	15,187
Brandywine Realty Trust. . . . . . . . . . . . . . . . . . . . . .	1,114	15,128	Duke Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	191	17,515
Brixmor Property Group, Inc. . . . . . . . . . . . . . . . . . .	777	14,149	Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	144	16,835
Brookfield Property REIT, Inc., Class A(c) . . . . . . . .	908	14,809	Essential Utilities, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	380	16,344
Camden Property Trust. . . . . . . . . . . . . . . . . . . . . . .	158	16,745	Evergy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	18,102
CBRE Group, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	299	16,786	Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . . . . .	211	18,243
CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	150	15,559	Exelon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	382	16,468
Corporate Office Properties Trust . . . . . . . . . . . . . .	588	14,900	FirstEnergy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	354	15,764
CubeSmart . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	555	16,800	Hawaiian Electric Industries, Inc. . . . . . . . . . . . . . . .	387	16,579
Digital Realty Trust, Inc.(c) . . . . . . . . . . . . . . . . . . . .	143	17,176	IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	164	15,849
Douglas Emmett, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	388	14,814	MDU Resources Group, Inc. . . . . . . . . . . . . . . . . . . .	581	16,111
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	485	15,748	NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	73	18,451
EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	241	14,277	NiSource, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	643	17,374
Equity Commonwealth . . . . . . . . . . . . . . . . . . . . . . .	520	16,359	NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	431	14,313
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . . . . .	203	15,245	OGE Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	400	15,240
Essex Property Trust, Inc.. . . . . . . . . . . . . . . . . . . . .	57	16,151	Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . . . .	197	17,630
Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . . . .	160	16,058	PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	492	14,765
Federal Realty Investment Trust . . . . . . . . . . . . . . .	131	15,241	Public Service Enterprise Group, Inc.. . . . . . . . . . . .	289	14,829
Gaming and Leisure Properties, Inc. . . . . . . . . . . . .	406	18,136	Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	118	16,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020 (Unaudited)

Shares ValueShares Value

Utilities-(continued)			Money Market Funds-(continued)
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	278	$16,780	Invesco Liquid Assets Portfolio, Institutional
Vistra Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	678	13,038	Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . . .	44,006	$44,028
. . . . . . . . . . . . . . . . . . . . . . .WEC Energy Group, Inc	191	17,635	Total Investments Purchased with Cash Collateral from
Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . .	275	17,138
			Securities on Loan
			(Cost $173,740) . . . . . . . . . . . . . . . . . . . . . . .		173,744
		542,412		. . . . . . . .
TOTAL INVESTMENTS IN SECURITIES			TOTAL INVESTMENTS IN SECURITIES-101.53%
(excluding investments purchased with cash collateral from			(Cost $11,602,453) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	10,867,682
securities on loan)-99.91%			OTHER ASSETS LESS LIABILITIES-(1.53)%. . . . . . . . .	. . . . . . . .	(163,596)
(Cost $11,428,713)		10,693,938
	. . . . . . . .		NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$10,704,086
				. . . . . . . .
Investments Purchased with Cash Collateral from Securities

on Loan
Money Market Funds-1.62%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . . .	129,716	129,716

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income

Invesco Ltd.	$19,295	$5,882	$(9,437)	$(155)	$(955)	$14,630	$745

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	17.97
Industrials	15.59

Consumer Discretionary	13.53
Information Technology	12.58

Health Care	8.34
Real Estate	7.61

Materials	5.85
Consumer Staples	5.43

Utilities	5.07
Communication Services	4.45

Energy	3.49
Money Market Funds Plus Other Assets
Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares ValueShares Value

Common Stocks & Other Equity Interests-99.82%			Consumer Discretionary-(continued)
Communication Services-5.49%			Aptiv PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,174	$326,031
Activision Blizzard, Inc.. . . . . . . . . . . . . . . . . . . .	7,862	$457,018	Aramark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,240	320,998
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . .	343	459,390	AutoNation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	7,638	326,372
Altice USA, Inc., Class A(b) . . . . . . . . . . . . . . . . .	15,121	391,029	AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	326	336,598
AMC Networks, Inc., Class A(b) . . . . . . . . . . . . .	10,669	330,739	Best Buy Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,688	354,647
AT&T, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,571	1,288,031	Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	203	344,219
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	262	412,131	BorgWarner, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	8,982	283,831
CenturyLink, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	102,011	1,231,273	Bright Horizons Family Solutions, Inc.(b) . . . . .	2,665	418,805
Charter Communications, Inc., Class A(b). . . . .	857	422,647	Brunswick Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	6,570	349,524
Cinemark Holdings, Inc. . . . . . . . . . . . . . . . . . . .	11,511	298,826	Burlington Stores, Inc.(b) . . . . . . . . . . . . . . . . . .	1,777	384,294
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . .	9,292	375,676	Caesars Entertainment Corp.(b). . . . . . . . . . . . .	30,300	385,113
Discovery, Inc., Class A(b) . . . . . . . . . . . . . . . . .	12,357	317,575	Capri Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	10,161	262,357
DISH Network Corp., Class A(b) . . . . . . . . . . . . .	11,675	391,346	CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,041	352,820
Electronic Arts, Inc.(b). . . . . . . . . . . . . . . . . . . . .	4,380	444,001	Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,520	285,079
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	2,345	451,342	Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,920	358,562
Fox Corp., Class A. . . . . . . . . . . . . . . . . . . . . . . .	10,842	333,283	Carvana Co.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,123	341,838
GCI Liberty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	20,311	1,403,693	Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . .	495	382,922
IAC/InterActiveCorp.(b). . . . . . . . . . . . . . . . . . . .	2,109	430,109	Choice Hotels International, Inc. . . . . . . . . . . . .	3,946	360,191
Interpublic Group of Cos., Inc. (The). . . . . . . . .	17,327	370,105	Columbia Sportswear Co.. . . . . . . . . . . . . . . . . .	4,301	349,671
John Wiley & Sons, Inc., Class A . . . . . . . . . . . .	8,084	300,644	D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	7,353	391,694
Liberty Broadband Corp., Class C(b) . . . . . . . . .	3,302	415,689	Darden Restaurants, Inc. . . . . . . . . . . . . . . . . . .	3,437	335,108
Liberty Media Corp.-Liberty Formula One,			Dick's Sporting Goods, Inc. . . . . . . . . . . . . . . . .	8,242	300,091
Class C(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,071	354,313	Dollar General Corp. . . . . . . . . . . . . . . . . . . . . . .	2,566	385,670
Liberty Media Corp.-Liberty SiriusXM,			Dollar Tree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,316	358,358
Series C(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,402	374,897	Domino's Pizza, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,351	458,610
Lions Gate Entertainment Corp., Class A(b)(c) .	39,920	317,364	Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . . .	5,296	352,290
Live Nation Entertainment, Inc.(b). . . . . . . . . . .	5,755	349,731	eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,318	392,056
Madison Square Garden Co. (The), Class A(b) .	1,434	384,054	Etsy, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,518	550,236
Match Group, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	6,667	433,355	Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,523	347,438
Netflix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,339	494,131	Extended Stay America, Inc. . . . . . . . . . . . . . . .	27,447	301,368
New York Times Co. (The), Class A . . . . . . . . .	12,001	449,557	Five Below, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,180	308,301
News Corp., Class A . . . . . . . . . . . . . . . . . . . . . .	28,977	349,897	Floor & Decor Holdings, Inc., Class A(b) . . . . . .	7,954	406,052
Nexstar Media Group, Inc., Class A. . . . . . . . . .	3,692	424,506	Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,327	374,354
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . .	4,861	336,770	Ford Motor Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	42,879	298,438
Roku, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,865	325,665	frontdoor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	8,722	369,813
Sinclair Broadcast Group, Inc., Class A . . . . . .	12,910	299,641	Gap, Inc. (The). . . . . . . . . . . . . . . . . . . . . . . . . . .	23,477	336,425
Sirius XM Holdings, Inc.(c) . . . . . . . . . . . . . . . . .	58,002	367,733	Garmin Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,090	361,515
Spotify Technology S.A.(b) . . . . . . . . . . . . . . . . .	2,718	372,692	General Motors Co. . . . . . . . . . . . . . . . . . . . . . . .	11,072	337,696
Sprint Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	266,141	2,445,836	Gentex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,811	368,754
Take-Two Interactive Software, Inc.(b) . . . . . . .	3,674	394,882	Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . .	3,780	329,767
Telephone & Data Systems, Inc. . . . . . . . . . . . .	57,669	1,161,454	Goodyear Tire & Rubber Co. (The) . . . . . . . . . .	24,225	234,619
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	18,672	1,683,468	Graham Holdings Co., Class B . . . . . . . . . . . . . .	613	308,265
TripAdvisor, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	13,567	318,146	Grand Canyon Education, Inc.(b) . . . . . . . . . . . .	4,430	357,412
Twitter, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,198	504,574	Grubhub, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	10,811	520,117
United States Cellular Corp.(b) . . . . . . . . . . . . . .	40,206	1,262,870	H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	16,996	351,307
Verizon Communications, Inc.. . . . . . . . . . . . . .	22,936	1,242,214	Hanesbrands, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	26,325	348,543
ViacomCBS, Inc., Class B . . . . . . . . . . . . . . . . . .	10,577	260,300	Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . . . .	10,445	318,259
Walt Disney Co. (The). . . . . . . . . . . . . . . . . . . . .	2,713	319,184	Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,891	300,580
World Wrestling Entertainment, Inc.,			Hilton Grand Vacations, Inc.(b) . . . . . . . . . . . . .	11,552	307,976
Class A(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,524	305,127	Hilton Worldwide Holdings, Inc.. . . . . . . . . . . . .	3,756	365,083
Zayo Group Holdings, Inc.(b) . . . . . . . . . . . . . . .	40,891	1,430,776	Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . .	1,882	409,975
Zillow Group, Inc., Class C(b)(c). . . . . . . . . . . . . .	5,984	333,967	Hyatt Hotels Corp., Class A(c) . . . . . . . . . . . . . .	4,849	371,433
Zynga, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	74,268	498,338	International Game Technology PLC . . . . . . . .	27,150	288,876
			Kohl's Corp	8,134	318,446
		28,319,989
			L Brands, Inc	21,625	468,398
Consumer Discretionary-7.88%
			Las Vegas Sands Corp.. . . . . . . . . . . . . . . . . . . .	5,818	339,248
Advance Auto Parts, Inc. . . . . . . . . . . . . . . . . . .	2,563	340,828
			Lear Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,071	341,495
Amazon.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	235	442,681
			Leggett & Platt, Inc. . . . . . . . . . . . . . . . . . . . . . .	7,711	305,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Discretionary-(continued)			Consumer Staples-(continued)
Lennar Corp., Class A. . . . . . . . . . . . . . . . . . . . .	6,883	$415,320	Beyond Meat, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . .	17,397	$ 1,559,641
LKQ Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,103	328,427	Brown-Forman Corp., Class B . . . . . . . . . . . . . .	20,760	1,274,872
Lowe's Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,380	360,207	Bunge Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,183	1,088,442
lululemon athletica, inc.(b) . . . . . . . . . . . . . . . . .	1,784	387,859	Campbell Soup Co. . . . . . . . . . . . . . . . . . . . . . . .	27,182	1,226,452
Macy's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,439	336,558	Casey's General Stores, Inc.. . . . . . . . . . . . . . . .	8,530	1,390,561
Marriott International, Inc., Class A . . . . . . . . .	2,760	342,240	Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . .	18,922	1,315,457
Mattel, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	31,271	368,685	Clorox Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	8,643	1,377,867
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . .	2,035	395,136	Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . .	24,305	1,300,074
MGM Resorts International . . . . . . . . . . . . . . . .	12,289	301,818	Colgate-Palmolive Co.. . . . . . . . . . . . . . . . . . . . .	19,567	1,322,142
Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . .	2,876	348,427	Conagra Brands, Inc. . . . . . . . . . . . . . . . . . . . . .	46,507	1,241,272
Newell Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . .	20,557	317,195	Constellation Brands, Inc., Class A . . . . . . . . . .	7,321	1,261,994
NIKE, Inc., Class B. . . . . . . . . . . . . . . . . . . . . . . .	4,093	365,832	Costco Wholesale Corp. . . . . . . . . . . . . . . . . . . .	1,344	377,852
Nordstrom, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	10,071	349,464	Coty, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . .	34,243	316,063
Norwegian Cruise Line Holdings Ltd.(b) . . . . . .	7,118	265,217	Energizer Holdings, Inc.(c) . . . . . . . . . . . . . . . . .	25,988	1,117,224
NVR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110	403,390	Estee Lauder Cos., Inc. (The), Class A . . . . . . .	1,991	365,548
Ollie's Bargain Outlet Holdings, Inc.(b)(c) . . . . . .	5,709	290,417	Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . .	60,907	1,311,328
O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . .	909	335,167	General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	25,103	1,230,047
Penske Automotive Group, Inc.. . . . . . . . . . . . .	7,440	342,389	Grocery Outlet Holding Corp.(b). . . . . . . . . . . . .	43,098	1,364,052
Planet Fitness, Inc., Class A(b) . . . . . . . . . . . . . .	5,517	372,342	Hain Celestial Group, Inc. (The)(b) . . . . . . . . . . .	50,279	1,193,121
Polaris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,910	322,692	Herbalife Nutrition Ltd.(b) . . . . . . . . . . . . . . . . . .	28,475	921,451
Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,927	406,520	Hershey Co. (The). . . . . . . . . . . . . . . . . . . . . . . .	8,969	1,291,446
PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,087	405,497	Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . . . .	29,031	1,207,690
PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,802	281,766	Ingredion, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,466	1,205,018
Qurate Retail, Inc., Class A(b). . . . . . . . . . . . . . .	46,356	316,148	JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . . .	12,851	1,323,524
Ralph Lauren Corp.. . . . . . . . . . . . . . . . . . . . . . .	3,453	364,326	Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,893	1,202,930
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,435	373,659	Keurig Dr Pepper, Inc. . . . . . . . . . . . . . . . . . . . .	45,054	1,256,105
Royal Caribbean Cruises Ltd.. . . . . . . . . . . . . . .	3,199	257,232	Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . .	9,686	1,270,706
Service Corp. International . . . . . . . . . . . . . . . .	8,800	420,552	Kraft Heinz Co. (The) . . . . . . . . . . . . . . . . . . . . .	40,596	1,005,563
ServiceMaster Global Holdings, Inc.(b) . . . . . . .	10,819	386,996	Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	45,994	1,293,811
Six Flags Entertainment Corp.. . . . . . . . . . . . . .	8,730	220,694	Lamb Weston Holdings, Inc. . . . . . . . . . . . . . . .	15,422	1,340,017
Skechers U.S.A., Inc., Class A(b) . . . . . . . . . . . .	9,598	317,502	McCormick & Co., Inc.. . . . . . . . . . . . . . . . . . . . .	7,789	1,138,674
Starbucks Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	4,532	355,445	Molson Coors Beverage Co., Class B . . . . . . . .	25,610	1,270,512
Tapestry, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,173	355,807	Mondelez International, Inc., Class A . . . . . . . .	24,835	1,311,288
Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,135	322,905	Monster Beverage Corp.(b). . . . . . . . . . . . . . . . .	21,134	1,318,973
Tempur Sealy International, Inc.(b) . . . . . . . . . .	4,677	349,606	Nu Skin Enterprises, Inc., Class A . . . . . . . . . . .	33,095	811,489
Tesla, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,119	747,481	PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,596	1,266,960
Thor Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	5,772	435,267	Philip Morris International, Inc. . . . . . . . . . . . . .	15,428	1,263,090
Tiffany & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,990	399,434	Pilgrim's Pride Corp.(b) . . . . . . . . . . . . . . . . . . . .	40,373	854,293
TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . .	6,575	393,185	Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	12,169	1,232,233
Toll Brothers, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	10,182	377,039	Procter & Gamble Co. (The). . . . . . . . . . . . . . . .	10,412	1,178,951
Tractor Supply Co. . . . . . . . . . . . . . . . . . . . . . . .	4,066	359,882	Seaboard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	316	1,079,140
Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,541	396,176	Spectrum Brands Holdings, Inc. . . . . . . . . . . . .	20,674	1,114,122
Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . .	20,713	293,918	Sprouts Farmers Market, Inc.(b) . . . . . . . . . . . .	64,898	1,037,070
Urban Outfitters, Inc.(b) . . . . . . . . . . . . . . . . . . .	14,593	343,081	Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,572	1,037,874
Vail Resorts, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,649	350,594	TreeHouse Foods, Inc.(b) . . . . . . . . . . . . . . . . . .	25,854	985,296
VF Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,277	307,944	Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . .	14,828	1,005,783
Wayfair, Inc., Class A(b)(c). . . . . . . . . . . . . . . . . .	4,504	284,698	US Foods Holding Corp.(b) . . . . . . . . . . . . . . . . .	32,334	1,087,716
Wendy's Co. (The). . . . . . . . . . . . . . . . . . . . . . . .	18,589	350,960	Walgreens Boots Alliance, Inc.. . . . . . . . . . . . . .	22,134	1,012,852
Whirlpool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,635	336,911	Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,335	359,113
.. . . . . . . . . . . . . . . . . . . . .Williams-Sonoma, Inc	5,698	355,498			57,453,289
Wyndham Destinations, Inc	5,127	204,567
			Energy-8.69%
Wyndham Hotels & Resorts, Inc. . . . . . . . . . . . .	6,832	348,090
			Antero Midstream Corp.(c) . . . . . . . . . . . . . . . . .	231,044	1,007,352
Wynn Resorts Ltd. . . . . . . . . . . . . . . . . . . . . . . .	3,020	326,100
			Antero Resources Corp.(b)(c) . . . . . . . . . . . . . . .	462,970	740,752
Yum China Holdings, Inc. (China) . . . . . . . . . . .	8,598	376,506
			Apache Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,919	1,543,022
Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,001	357,089
			Apergy Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	46,439	863,765

		40,655,122
			Baker Hughes Co. . . . . . . . . . . . . . . . . . . . . . . . .	56,899	915,505
Consumer Staples-11.13%			Cabot Oil & Gas Corp. . . . . . . . . . . . . . . . . . . . . .	83,653	1,165,286
Altria Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	25,970	1,048,409	Centennial Resource Development, Inc.,
Archer-Daniels-Midland Co. . . . . . . . . . . . . . . . .	28,876	1,087,181	Class A(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	333,797	791,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Energy-(continued)
Cheniere Energy, Inc.(b) . . . . . . . . . . . . . . . . . . .	23,085	$ 1,184,030
Chesapeake Energy Corp.(b) . . . . . . . . . . . . . . .	1,727,419	475,040
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,380	1,062,209
Cimarex Energy Co. . . . . . . . . . . . . . . . . . . . . . .	27,564	910,990
Concho Resources, Inc. . . . . . . . . . . . . . . . . . . .	17,128	1,165,047
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,600	1,045,872
Continental Resources, Inc. . . . . . . . . . . . . . . . .	39,403	746,687
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	57,242	929,610
Diamondback Energy, Inc. . . . . . . . . . . . . . . . . .	15,669	971,478
EOG Resources, Inc. . . . . . . . . . . . . . . . . . . . . . .	17,844	1,128,811
EQT Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	142,904	838,847
Equitrans Midstream Corp. . . . . . . . . . . . . . . . .	124,452	878,631
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . .	19,220	988,677
Halliburton Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	55,631	943,502
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . .	32,197	1,187,747
Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,332	1,198,432
HollyFrontier Corp. . . . . . . . . . . . . . . . . . . . . . . .	26,799	902,590
Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . . . . .	68,075	1,304,998
Kosmos Energy Ltd. (Ghana). . . . . . . . . . . . . . .	256,532	782,423
Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . .	103,753	859,075
Marathon Petroleum Corp. . . . . . . . . . . . . . . . .	22,913	1,086,534
Murphy Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	52,118	982,424
National Oilwell Varco, Inc. . . . . . . . . . . . . . . . .	56,000	1,047,760
Noble Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	58,933	932,909
Occidental Petroleum Corp.. . . . . . . . . . . . . . . .	35,761	1,170,815
ONEOK, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,816	1,255,404
Parsley Energy, Inc., Class A . . . . . . . . . . . . . . .	79,603	1,066,680
Patterson-UTI Energy, Inc.. . . . . . . . . . . . . . . . .	130,238	746,264
PBF Energy, Inc., Class A. . . . . . . . . . . . . . . . . .	44,366	993,355
Phillips 66 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,886	889,786
Pioneer Natural Resources Co. . . . . . . . . . . . . .	9,836	1,207,664
Range Resources Corp.(c) . . . . . . . . . . . . . . . . .	293,252	812,308
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .	34,602	937,368
Targa Resources Corp.. . . . . . . . . . . . . . . . . . . .	36,840	1,193,616
Transocean Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . .	227,592	762,433
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	14,305	947,706
Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . . .	59,683	1,136,961
WPX Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	122,629	1,144,129
		44,845,593
Financials-6.40%
Affiliated Managers Group, Inc. . . . . . . . . . . . . .	2,921	219,718
Aflac, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,714	201,995
AGNC Investment Corp. . . . . . . . . . . . . . . . . . . .	14,562	248,136
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	319	214,448
Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . .	2,302	242,285
Ally Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	7,964	199,657
American Express Co.. . . . . . . . . . . . . . . . . . . . .	2,073	227,885
American Financial Group, Inc. . . . . . . . . . . . . .	2,291	211,734
American International Group, Inc.. . . . . . . . . .	4,978	209,872
American National Insurance Co. . . . . . . . . . . .	2,130	209,507
Ameriprise Financial, Inc.. . . . . . . . . . . . . . . . . .	1,520	214,776
Annaly Capital Management, Inc. . . . . . . . . . . .	27,185	240,859
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,237	257,296
Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . .	6,100	246,623
Arthur J. Gallagher & Co.. . . . . . . . . . . . . . . . . .	2,686	261,858
Associated Banc-Corp. . . . . . . . . . . . . . . . . . . . .	11,291	191,157
Assurant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,947	234,789
Assured Guaranty Ltd. . . . . . . . . . . . . . . . . . . . .	5,058	206,417
Athene Holding Ltd., Class A(b) . . . . . . . . . . . . .	5,614	231,577
	Shares	Value
Financials-(continued)
AXIS Capital Holdings Ltd. . . . . . . . . . . . . . . . . .	4,261	$239,127
Bank of America Corp. . . . . . . . . . . . . . . . . . . . .	7,336	209,076
Bank of Hawaii Corp. . . . . . . . . . . . . . . . . . . . . .	2,746	204,357
Bank of New York Mellon Corp. (The) . . . . . . .	4,959	197,864
Bank OZK . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,071	204,923
BankUnited, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	6,911	205,257
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . .	1,136	234,402
BGC Partners, Inc., Class A . . . . . . . . . . . . . . . .	43,820	204,201
BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	512	237,061
BOK Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	2,914	210,974
Brighthouse Financial, Inc.(b) . . . . . . . . . . . . . . .	6,097	218,516
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . .	6,583	283,135
Capital One Financial Corp. . . . . . . . . . . . . . . . .	2,449	216,149
Cboe Global Markets, Inc.. . . . . . . . . . . . . . . . . .	2,205	251,370
Charles Schwab Corp. (The) . . . . . . . . . . . . . . .	4,974	202,690
Chimera Investment Corp. . . . . . . . . . . . . . . . . .	12,349	242,658
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,653	239,735
Cincinnati Financial Corp.. . . . . . . . . . . . . . . . . .	2,394	223,217
CIT Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,472	217,293
Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,297	209,228
Citizens Financial Group, Inc.. . . . . . . . . . . . . . .	6,268	198,633
CME Group, Inc., Class A . . . . . . . . . . . . . . . . . .	1,249	248,326
CNA Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	5,729	238,212
Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,523	185,451
Commerce Bancshares, Inc. . . . . . . . . . . . . . . .	3,825	233,478
Credit Acceptance Corp.(b)(c) . . . . . . . . . . . . . . .	573	231,034
Cullen/Frost Bankers, Inc. . . . . . . . . . . . . . . . . .	2,592	203,187
Discover Financial Services . . . . . . . . . . . . . . . .	2,940	192,805
E*TRADE Financial Corp. . . . . . . . . . . . . . . . . . .	5,522	252,797
East West Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	5,281	204,586
Eaton Vance Corp. . . . . . . . . . . . . . . . . . . . . . . .	5,401	222,845
Equitable Holdings, Inc. . . . . . . . . . . . . . . . . . . .	10,230	218,922
Erie Indemnity Co., Class A . . . . . . . . . . . . . . . .	1,509	215,666
Evercore, Inc., Class A . . . . . . . . . . . . . . . . . . . .	3,329	221,778
Everest Re Group Ltd. . . . . . . . . . . . . . . . . . . . .	940	233,007
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,203	203,848
FactSet Research Systems, Inc. . . . . . . . . . . . .	940	250,031
Fidelity National Financial, Inc. . . . . . . . . . . . . .	5,381	208,568
Fifth Third Bancorp. . . . . . . . . . . . . . . . . . . . . . .	8,068	196,859
First American Financial Corp. . . . . . . . . . . . . .	4,132	235,937
First Citizens BancShares, Inc., Class A . . . . . .	482	218,495
First Hawaiian, Inc. . . . . . . . . . . . . . . . . . . . . . . .	8,691	208,149
First Horizon National Corp. . . . . . . . . . . . . . . .	15,365	204,815
First Republic Bank . . . . . . . . . . . . . . . . . . . . . . .	2,208	222,059
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . .	9,485	206,394
Globe Life, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,392	221,643
Goldman Sachs Group, Inc. (The) . . . . . . . . . . .	1,126	226,067
Hanover Insurance Group, Inc. (The) . . . . . . . .	1,861	220,603
Hartford Financial Services Group, Inc. (The) .	4,148	207,193
Huntington Bancshares, Inc. . . . . . . . . . . . . . . .	16,290	199,878
Interactive Brokers Group, Inc., Class A. . . . . .	5,288	270,217
Intercontinental Exchange, Inc. . . . . . . . . . . . . .	2,803	250,084
Invesco Ltd.(d) . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,351	206,654
Janus Henderson Group PLC (United
Kingdom) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,132	214,798
Jefferies Financial Group, Inc.. . . . . . . . . . . . . .	11,774	232,066
JPMorgan Chase & Co.. . . . . . . . . . . . . . . . . . . .	1,846	214,339
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,358	231,165
KeyCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,467	203,835
Lazard Ltd., Class A . . . . . . . . . . . . . . . . . . . . . .	6,546	234,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Legg Mason, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	6,954	$346,448
LendingTree, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	863	238,033
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . .	4,227	191,863
Loews Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,972	226,872
LPL Financial Holdings, Inc. . . . . . . . . . . . . . . . .	2,739	217,696
M&T Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,480	207,762
Markel Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	223	263,497
MarketAxess Holdings, Inc. . . . . . . . . . . . . . . . .	688	223,139
Marsh & McLennan Cos., Inc.. . . . . . . . . . . . . . .	2,303	240,802
Mercury General Corp. . . . . . . . . . . . . . . . . . . . .	5,166	223,739
MetLife, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,027	214,753
MFA Financial, Inc. . . . . . . . . . . . . . . . . . . . . . . .	32,923	238,033
MGIC Investment Corp. . . . . . . . . . . . . . . . . . . .	17,661	212,462
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,093	262,353
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . .	5,012	225,690
Morningstar, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	1,697	249,289
MSCI, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	981	289,827
Nasdaq, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,447	250,940
Navient Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,335	205,902
New Residential Investment Corp. . . . . . . . . . .	16,159	251,434
New York Community Bancorp, Inc. . . . . . . . . .	21,125	228,361
Northern Trust Corp. . . . . . . . . . . . . . . . . . . . . .	2,319	203,515
Old Republic International Corp. . . . . . . . . . . . .	11,205	220,963
OneMain Holdings, Inc.. . . . . . . . . . . . . . . . . . . .	5,839	214,583
PacWest Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	6,579	208,160
People's United Financial, Inc. . . . . . . . . . . . . . .	14,926	208,815
Pinnacle Financial Partners, Inc. . . . . . . . . . . . .	3,925	206,612
PNC Financial Services Group, Inc. (The). . . . .	1,599	202,114
Popular, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,328	207,657
Primerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,868	207,983
Principal Financial Group, Inc. . . . . . . . . . . . . . .	4,630	205,526
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . .	3,498	255,914
Prosperity Bancshares, Inc. . . . . . . . . . . . . . . . .	3,539	228,619
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . .	2,687	202,734
Raymond James Financial, Inc.. . . . . . . . . . . . .	2,794	233,662
Regions Financial Corp. . . . . . . . . . . . . . . . . . . .	14,588	197,230
Reinsurance Group of America, Inc. . . . . . . . . .	1,539	187,804
RenaissanceRe Holdings Ltd. (Bermuda) . . . . .	1,303	222,031
S&P Global, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	946	251,551
Santander Consumer USA Holdings, Inc. . . . . .	10,726	261,714
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . .	3,870	211,728
Signature Bank . . . . . . . . . . . . . . . . . . . . . . . . . .	1,885	235,813
SLM Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,211	292,548
Starwood Property Trust, Inc.. . . . . . . . . . . . . .	10,320	228,898
State Street Corp.. . . . . . . . . . . . . . . . . . . . . . . .	3,162	215,364
Sterling Bancorp . . . . . . . . . . . . . . . . . . . . . . . . .	11,966	198,396
SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . .	1,011	210,450
Synchrony Financial . . . . . . . . . . . . . . . . . . . . . .	6,747	196,338
Synovus Financial Corp. . . . . . . . . . . . . . . . . . . .	6,328	183,639
T. Rowe Price Group, Inc. . . . . . . . . . . . . . . . . .	2,034	240,032
TCF Financial Corp.. . . . . . . . . . . . . . . . . . . . . . .	5,586	203,554
TD Ameritrade Holding Corp. . . . . . . . . . . . . . .	4,754	200,761
Texas Capital Bancshares, Inc.(b) . . . . . . . . . . .	4,089	192,510
TFS Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	12,906	263,799
Travelers Cos., Inc. (The). . . . . . . . . . . . . . . . . .	1,877	224,883
Truist Financial Corp. . . . . . . . . . . . . . . . . . . . . .	4,540	209,476
Two Harbors Investment Corp. . . . . . . . . . . . . .	17,287	234,239
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,208	195,419
Umpqua Holdings Corp. . . . . . . . . . . . . . . . . . . .	14,526	223,555
Unum Group . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,196	191,049
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A . . . . . . . . . . . . . . .	15,111	$284,238
Voya Financial, Inc.. . . . . . . . . . . . . . . . . . . . . . .	4,354	229,195
W.R. Berkley Corp. . . . . . . . . . . . . . . . . . . . . . . .	3,650	245,061
Webster Financial Corp. . . . . . . . . . . . . . . . . . . .	4,813	182,750
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . .	4,673	190,892
Western Alliance Bancorp . . . . . . . . . . . . . . . . .	4,543	209,160
White Mountains Insurance Group Ltd. . . . . . .	230	227,723
Willis Towers Watson PLC . . . . . . . . . . . . . . . . .	1,279	242,051
Wintrust Financial Corp. . . . . . . . . . . . . . . . . . . .	3,673	196,175
Zions Bancorporation N.A.. . . . . . . . . . . . . . . . .	4,908	196,075
		33,002,577
Health Care-12.18%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . .	7,175	552,690
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,954	596,027
ABIOMED, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,444	517,495
Acadia Healthcare Co., Inc.(b) . . . . . . . . . . . . . .	19,005	562,548
Adaptive Biotechnologies Corp.(b)(c) . . . . . . . . .	19,478	547,332
Agilent Technologies, Inc. . . . . . . . . . . . . . . . . .	7,281	561,147
Agios Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . .	13,501	641,027
Alexion Pharmaceuticals, Inc.(b) . . . . . . . . . . . .	5,485	515,755
Align Technology, Inc.(b). . . . . . . . . . . . . . . . . . .	2,303	502,860
Alkermes PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . .	29,029	604,964
Allergan PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,282	625,779
Alnylam Pharmaceuticals, Inc.(b) . . . . . . . . . . . .	5,120	602,419
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . .	7,106	599,178
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,618	522,893
Anthem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,171	558,142
Avantor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	33,641	529,846
Baxter International, Inc. . . . . . . . . . . . . . . . . . .	7,384	616,342
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . .	2,323	552,456
Biogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,100	647,619
BioMarin Pharmaceutical, Inc.(b) . . . . . . . . . . . .	7,627	689,252
Bio-Rad Laboratories, Inc., Class A(b) . . . . . . . .	1,705	600,194
Bio-Techne Corp. . . . . . . . . . . . . . . . . . . . . . . . .	2,830	534,559
Bluebird Bio, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	7,342	531,047
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . .	13,812	516,431
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . .	9,651	569,988
Bruker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,445	542,104
Cantel Medical Corp.. . . . . . . . . . . . . . . . . . . . . .	8,200	517,420
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . .	11,286	588,226
Catalent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,806	608,363
Centene Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	17,161	909,876
Cerner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,590	595,029
Change Healthcare, Inc.(b)(c) . . . . . . . . . . . . . . .	44,126	599,672
Charles River Laboratories International,
Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,197	652,927
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,414	590,515
Cigna Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,197	584,859
Cooper Cos., Inc. (The) . . . . . . . . . . . . . . . . . . .	1,959	635,833
Covetrus, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	34,867	387,372
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . .	17,462	1,033,401
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,079	589,742
DaVita, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,428	654,181
DENTSPLY SIRONA, Inc. . . . . . . . . . . . . . . . . . .	10,832	533,368
DexCom, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,055	843,180
Edwards Lifesciences Corp.(b) . . . . . . . . . . . . . .	2,678	548,562
Elanco Animal Health, Inc.(b) . . . . . . . . . . . . . . .	22,446	615,020
Eli Lilly and Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,069	639,353
Encompass Health Corp. . . . . . . . . . . . . . . . . . .	8,742	654,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Envista Holdings Corp.(b) . . . . . . . . . . . . . . . . . .	21,088	$535,213
Exact Sciences Corp.(b). . . . . . . . . . . . . . . . . . . .	7,222	584,621
Exelixis, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,952	649,758
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . .	9,119	632,494
Guardant Health, Inc.(b)(c) . . . . . . . . . . . . . . . . .	8,504	739,508
HCA Healthcare, Inc. . . . . . . . . . . . . . . . . . . . . .	4,296	545,635
Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	5,806	353,818
Hill-Rom Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	5,612	539,033
Hologic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,603	546,733
Horizon Therapeutics PLC(b) . . . . . . . . . . . . . . .	18,792	643,062
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,781	569,350
ICU Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	3,387	663,208
IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . .	2,450	623,550
Illumina, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,913	508,227
Incyte Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,646	501,175
Insulet Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	3,562	676,673
Integra LifeSciences Holdings Corp.(b) . . . . . . .	9,957	518,760
Intuitive Surgical, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,062	567,066
Ionis Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . .	9,914	503,433
IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	4,248	592,554
Jazz Pharmaceuticals PLC(b) . . . . . . . . . . . . . . .	4,115	471,497
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . .	4,365	587,005
Laboratory Corp. of America Holdings(b) . . . . .	3,645	640,390
Masimo Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	3,926	641,234
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	4,283	599,020
MEDNAX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	21,875	373,844
Medtronic PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,490	552,678
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	6,897	528,034
Mettler-Toledo International, Inc.(b) . . . . . . . . .	661	463,824
Moderna, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	33,434	866,944
Molina Healthcare, Inc.(b) . . . . . . . . . . . . . . . . . .	4,755	582,725
Mylan N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,343	538,786
Nektar Therapeutics(b) . . . . . . . . . . . . . . . . . . . .	28,309	589,110
Neurocrine Biosciences, Inc.(b) . . . . . . . . . . . . .	5,540	524,638
Penumbra, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,874	642,542
PerkinElmer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	6,435	556,241
Perrigo Co. PLC. . . . . . . . . . . . . . . . . . . . . . . . . .	11,313	573,456
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,005	534,887
PRA Health Sciences, Inc.(b) . . . . . . . . . . . . . . .	5,965	561,903
Premier, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	15,921	468,555
QIAGEN N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	14,870	533,833
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . .	5,858	621,299
Regeneron Pharmaceuticals, Inc.(b) . . . . . . . . .	1,657	736,653
ResMed, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,059	645,219
Sage Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . .	8,497	399,359
Sarepta Therapeutics, Inc.(b) . . . . . . . . . . . . . . .	6,140	702,846
Seattle Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . .	5,495	625,661
STERIS PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,013	636,542
Stryker Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,088	588,542
Teleflex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,735	581,260
Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . .	1,930	561,244
United Therapeutics Corp.(b) . . . . . . . . . . . . . . .	6,581	677,580
UnitedHealth Group, Inc. . . . . . . . . . . . . . . . . . .	2,182	556,323
Universal Health Services, Inc., Class B . . . . . .	4,219	522,059
Varian Medical Systems, Inc.(b) . . . . . . . . . . . . .	4,354	535,411
Veeva Systems, Inc., Class A(b) . . . . . . . . . . . . .	4,322	613,594
Vertex Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	2,807	628,852
Waters Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,195	427,784
West Pharmaceutical Services, Inc. . . . . . . . . .	4,215	634,610
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc. . . . . . . . . . . . . . .	4,186	$569,924
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,959	660,688
		62,871,711
Industrials-12.41%
3M Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,039	453,540
A.O. Smith Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	10,951	433,112
Acuity Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . .	7,016	721,666
ADT, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60,782	388,397
AECOM(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,824	531,371
AGCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,563	396,602
Air Lease Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,804	414,441
Alaska Air Group, Inc.. . . . . . . . . . . . . . . . . . . . .	7,571	382,033
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,119	473,644
Allison Transmission Holdings, Inc. . . . . . . . . . .	10,357	420,494
AMERCO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,131	364,759
American Airlines Group, Inc. . . . . . . . . . . . . . .	18,485	352,139
AMETEK, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,161	443,846
Arconic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,553	867,381
Armstrong World Industries, Inc. . . . . . . . . . . .	9,960	997,494
Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	1,482	407,713
BWX Technologies, Inc. . . . . . . . . . . . . . . . . . . .	8,264	453,198
C.H. Robinson Worldwide, Inc. . . . . . . . . . . . . .	6,572	452,811
Carlisle Cos., Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	3,242	471,030
Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,512	436,331
Cintas Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,975	526,812
Clean Harbors, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	6,123	425,671
Colfax Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,333	479,726
Copa Holdings S.A., Class A (Panama). . . . . . .	4,932	410,047
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,796	489,646
CoStar Group, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	900	600,831
Crane Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,902	401,041
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,088	499,350
Cummins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,781	420,738
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . .	3,583	429,745
Deere & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,954	462,242
Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . .	9,041	417,061
Donaldson Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	8,967	404,232
Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,483	460,583
Eaton Corp. PLC . . . . . . . . . . . . . . . . . . . . . . . . .	5,431	492,700
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . .	6,667	427,421
Equifax, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,837	260,927
Expeditors International of Washington, Inc. . .	6,712	472,659
Fastenal Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,817	849,238
FedEx Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,108	438,756
Flowserve Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	10,336	415,404
Fluor Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,014	270,411
Fortive Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,725	465,101
Fortune Brands Home & Security, Inc. . . . . . . .	6,102	376,799
Gardner Denver Holdings, Inc.(b) . . . . . . . . . . . .	14,633	479,816
Gates Industrial Corp. PLC(b) . . . . . . . . . . . . . . .	38,996	407,898
General Dynamics Corp. . . . . . . . . . . . . . . . . . . .	2,841	453,679
General Electric Co.. . . . . . . . . . . . . . . . . . . . . . .	44,790	487,315
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,081	497,195
GrafTech International Ltd.(c) . . . . . . . . . . . . . .	74,809	610,441
HD Supply Holdings, Inc.(b) . . . . . . . . . . . . . . . .	12,687	482,360
HEICO Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,152	447,793
Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,053	778,985
Honeywell International, Inc. . . . . . . . . . . . . . . .	2,891	468,833
Hubbell, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,472	462,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.. . . . . . . . . . .	2,021	$415,376
IAA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,701	371,707
IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,071	454,508
IHS Markit Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,221	443,184
Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . .	2,870	481,529
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . .	6,957	897,731
ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,942	417,561
J.B. Hunt Transport Services, Inc. . . . . . . . . . .	4,559	439,670
Jacobs Engineering Group, Inc.. . . . . . . . . . . . .	5,690	525,415
JetBlue Airways Corp.(b) . . . . . . . . . . . . . . . . . .	27,084	427,386
Johnson Controls International PLC . . . . . . . . .	12,195	445,971
Kansas City Southern . . . . . . . . . . . . . . . . . . . . .	3,377	508,846
KAR Auction Services, Inc. . . . . . . . . . . . . . . . .	18,545	356,991
Kirby Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,164	392,955
Knight-Swift Transportation Holdings, Inc. . . .	13,465	430,072
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . .	2,345	463,677
Landstar System, Inc.. . . . . . . . . . . . . . . . . . . . .	4,543	458,707
Lennox International, Inc. . . . . . . . . . . . . . . . . .	3,595	820,127
Lincoln Electric Holdings, Inc. . . . . . . . . . . . . . .	5,345	437,702
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . .	1,334	493,407
Lyft, Inc., Class A(b)(c) . . . . . . . . . . . . . . . . . . . . .	8,576	326,917
Macquarie Infrastructure Corp. . . . . . . . . . . . . .	11,915	467,664
ManpowerGroup, Inc. . . . . . . . . . . . . . . . . . . . . .	5,276	400,659
Masco Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,705	814,211
Middleby Corp. (The)(b) . . . . . . . . . . . . . . . . . . .	4,671	522,265
MSC Industrial Direct Co., Inc., Class A . . . . . .	6,845	423,158
Nielsen Holdings PLC . . . . . . . . . . . . . . . . . . . . .	19,983	363,890
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,145	456,969
Norfolk Southern Corp. . . . . . . . . . . . . . . . . . . .	2,689	490,339
Northrop Grumman Corp. . . . . . . . . . . . . . . . . .	1,483	487,670
nVent Electric PLC . . . . . . . . . . . . . . . . . . . . . . .	20,605	494,726
Old Dominion Freight Line, Inc.. . . . . . . . . . . . .	2,734	529,849
Oshkosh Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,454	393,506
Owens Corning . . . . . . . . . . . . . . . . . . . . . . . . . .	14,233	804,022
PACCAR, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,184	413,710
Parker-Hannifin Corp.. . . . . . . . . . . . . . . . . . . . .	2,451	452,871
Pentair PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,144	438,962
Quanta Services, Inc. . . . . . . . . . . . . . . . . . . . . .	12,333	470,257
Raytheon Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,357	444,436
Regal Beloit Corp. . . . . . . . . . . . . . . . . . . . . . . . .	6,052	469,877
Republic Services, Inc. . . . . . . . . . . . . . . . . . . . .	5,784	522,064
Resideo Technologies, Inc.(b) . . . . . . . . . . . . . . .	44,135	474,451
Robert Half International, Inc. . . . . . . . . . . . . . .	8,267	416,739
Rockwell Automation, Inc. . . . . . . . . . . . . . . . . .	2,496	458,016
Rollins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,023	450,141
Roper Technologies, Inc. . . . . . . . . . . . . . . . . . .	1,480	520,516
Ryder System, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,686	368,455
Schneider National, Inc., Class B. . . . . . . . . . . .	22,895	410,049
Sensata Technologies Holding PLC(b) . . . . . . . .	9,763	398,330
Snap-on, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,006	435,119
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . .	9,405	434,417
Spirit AeroSystems Holdings, Inc., Class A . . .	6,403	338,335
Stanley Black & Decker, Inc. . . . . . . . . . . . . . . .	3,062	440,009
Stericycle, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . .	7,792	447,495
Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . .	1,480	499,234
Textron, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,537	468,402
Timken Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	16,425	736,497
Toro Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . .	6,304	450,295
TransDigm Group, Inc. . . . . . . . . . . . . . . . . . . . .	906	505,376
TransUnion . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,007	267,382
	Shares	Value
Industrials-(continued)
Trinity Industries, Inc.. . . . . . . . . . . . . . . . . . . . .	22,279	$453,378
Uber Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	13,927	471,708
Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,922	466,965
United Airlines Holdings, Inc.(b) . . . . . . . . . . . . .	5,791	356,668
United Parcel Service, Inc., Class B . . . . . . . . .	4,380	396,346
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	3,146	416,782
United Technologies Corp.. . . . . . . . . . . . . . . . .	3,433	448,315
Univar Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . .	38,310	650,887
Valmont Industries, Inc. . . . . . . . . . . . . . . . . . . .	6,343	737,183
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . .	3,477	539,317
W.W. Grainger, Inc.. . . . . . . . . . . . . . . . . . . . . . .	1,516	420,751
WABCO Holdings, Inc.(b). . . . . . . . . . . . . . . . . . .	2,950	398,545
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,819	468,465
Waste Management, Inc. . . . . . . . . . . . . . . . . . .	4,628	512,829
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,172	811,901
WESCO International, Inc.(b) . . . . . . . . . . . . . . .	8,962	363,588
Woodward, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,132	426,422
XPO Logistics, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	6,139	454,102
Xylem, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,600	510,444
		64,030,465
Information Technology-13.22%
2U, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,048	424,309
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . .	2,515	454,184
Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,516	523,202
Advanced Micro Devices, Inc.(b) . . . . . . . . . . . .	10,817	491,957
Akamai Technologies, Inc.(b) . . . . . . . . . . . . . . .	5,526	478,054
Alliance Data Systems Corp. . . . . . . . . . . . . . . .	2,332	200,272
Alteryx, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	4,867	679,531
Amdocs Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,562	418,328
Amphenol Corp., Class A . . . . . . . . . . . . . . . . . .	4,273	391,749
Analog Devices, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,911	426,495
Anaplan, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	9,126	410,122
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,841	445,872
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,700	464,712
Applied Materials, Inc. . . . . . . . . . . . . . . . . . . . .	7,636	443,804
Arista Networks, Inc.(b). . . . . . . . . . . . . . . . . . . .	2,389	461,364
Arrow Electronics, Inc.(b) . . . . . . . . . . . . . . . . . .	5,417	363,264
Aspen Technology, Inc.(b) . . . . . . . . . . . . . . . . .	3,867	411,874
Atlassian Corp. PLC, Class A(b) . . . . . . . . . . . . .	3,961	574,187
Autodesk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,585	493,425
Automatic Data Processing, Inc. . . . . . . . . . . . .	3,065	474,278
Avalara, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,434	545,282
Avnet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,800	331,344
Black Knight, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	7,382	492,453
Booz Allen Hamilton Holding Corp.. . . . . . . . . .	7,386	526,622
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,410	384,394
Broadridge Financial Solutions, Inc. . . . . . . . . .	2,127	221,974
CACI International, Inc., Class A(b) . . . . . . . . . .	1,920	470,438
Cadence Design Systems, Inc.(b) . . . . . . . . . . . .	6,885	455,374
CDK Global, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	8,435	388,179
CDW Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,365	384,350
Cerence, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	28,814	625,552
Ceridian HCM Holding, Inc.(b). . . . . . . . . . . . . . .	7,480	529,060
Ciena Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,800	415,260
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . .	10,084	402,654
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . .	4,182	432,377
Cognex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,531	379,971
Cognizant Technology Solutions Corp.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,453	454,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Information Technology-(continued)			Information Technology-(continued)
Coherent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,019	$388,576	National Instruments Corp. . . . . . . . . . . . . . . . .	12,116	$488,033
CommScope Holding Co., Inc.(b) . . . . . . . . . . . .	32,912	362,361	NCR Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,783	347,332
CoreLogic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,110	277,211	NetApp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,343	343,065
Corning, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,741	375,580	New Relic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	6,884	387,294
Coupa Software, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,359	503,010	NortonLifeLock, Inc. . . . . . . . . . . . . . . . . . . . . . .	17,589	334,719
Cree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,998	447,211	Nuance Communications, Inc.(b) . . . . . . . . . . . .	26,355	569,795
Cypress Semiconductor Corp. . . . . . . . . . . . . . .	19,645	453,603	Nutanix, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	14,121	336,645
Dell Technologies, Inc., Class C(b) . . . . . . . . . . .	9,303	376,399	NVIDIA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,063	557,154
DocuSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	6,401	552,470	Okta, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,065	520,564
Dolby Laboratories, Inc., Class A . . . . . . . . . . .	6,760	444,132	ON Semiconductor Corp.(b) . . . . . . . . . . . . . . . .	19,881	370,979
Dropbox, Inc., Class A(b). . . . . . . . . . . . . . . . . . .	27,490	537,704	Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,152	403,198
DXC Technology Co. . . . . . . . . . . . . . . . . . . . . . .	12,311	296,818	PagerDuty, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	20,719	426,811
Dynatrace, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	19,326	624,230	Palo Alto Networks, Inc.(b) . . . . . . . . . . . . . . . . .	2,029	374,594
EchoStar Corp., Class A(b) . . . . . . . . . . . . . . . . .	11,720	409,262	Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,045	468,367
Elastic N.V.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,547	557,421	Paycom Software, Inc.(b) . . . . . . . . . . . . . . . . . .	1,815	513,010
Entegris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,257	493,583	Paylocity Holding Corp.(b) . . . . . . . . . . . . . . . . .	4,464	578,177
EPAM Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . .	2,226	496,843	PayPal Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . .	2,405	259,716
Euronet Worldwide, Inc.(b) . . . . . . . . . . . . . . . . .	1,649	204,542	Pegasystems, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	6,115	553,408
F5 Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	3,212	385,279	Pluralsight, Inc., Class A(b) . . . . . . . . . . . . . . . . .	28,547	508,993
Fair Isaac Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	728	273,750	Proofpoint, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	4,079	435,025
Fidelity National Information Services, Inc. . . .	1,861	260,019	PTC, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,271	473,774
FireEye, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,180	372,962	Pure Storage, Inc., Class A(b). . . . . . . . . . . . . . .	27,919	426,044
First Solar, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	24,561	1,124,157	Qorvo, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,998	402,119
Fiserv, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,210	241,686	QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	5,180	405,594
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . .	846	224,858	RealPage, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	8,607	551,709
FLIR Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,636	409,241	RingCentral, Inc., Class A(b) . . . . . . . . . . . . . . . .	2,871	676,838
Fortinet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,417	450,799	Sabre Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,555	279,856
Gartner, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	2,922	378,078	salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . .	2,906	495,182
Genpact Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,458	479,135	ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,734	565,440
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . .	1,462	268,964	Skyworks Solutions, Inc. . . . . . . . . . . . . . . . . . .	4,138	414,545
GoDaddy, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	6,809	476,494	Smartsheet Inc., Class A(b) . . . . . . . . . . . . . . . .	11,078	512,911
Guidewire Software, Inc.(b) . . . . . . . . . . . . . . . .	4,366	478,557	SolarWinds Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	26,402	481,044
Hewlett Packard Enterprise Co. . . . . . . . . . . . .	28,075	359,079	Splunk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,210	472,929
HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,536	468,523	Square, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	3,861	321,737
HubSpot, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,097	555,757	SS&C Technologies Holdings, Inc.. . . . . . . . . . .	7,818	433,899
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,012	444,826	Switch, Inc., Class A . . . . . . . . . . . . . . . . . . . . . .	31,174	447,035
International Business Machines Corp.. . . . . . .	3,402	442,770	SYNNEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,581	447,732
Intuit, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,824	484,910	Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,388	467,307
IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . .	3,218	410,746	Teradata Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . .	17,142	341,812
Jabil, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,393	365,146	Teradyne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,935	407,501
Jack Henry & Associates, Inc. . . . . . . . . . . . . . .	1,732	262,814	Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . .	3,650	416,611
Juniper Networks, Inc. . . . . . . . . . . . . . . . . . . . .	18,910	401,270	Trade Desk, Inc. (The), Class A(b) . . . . . . . . . . .	1,625	466,781
Keysight Technologies, Inc.(b) . . . . . . . . . . . . . .	4,777	452,669	Trimble, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,665	500,014
KLA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,687	413,019	Twilio, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . .	4,753	535,378
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . .	1,622	475,943	Tyler Technologies, Inc.(b) . . . . . . . . . . . . . . . . .	1,647	516,087
Leidos Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,056	518,998	Ubiquiti, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,442	331,282
Littelfuse, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,718	434,010	Universal Display Corp. . . . . . . . . . . . . . . . . . . .	2,359	374,586
LogMeIn, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,696	485,499	VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,424	459,954
Manhattan Associates, Inc.(b) . . . . . . . . . . . . . .	5,910	398,098	ViaSat, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,388	367,310
Marvell Technology Group Ltd. . . . . . . . . . . . . .	17,961	382,569	Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . .	1,392	253,010
Mastercard, Inc., Class A . . . . . . . . . . . . . . . . . .	868	251,937	VMware, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	2,947	355,172
Maxim Integrated Products, Inc. . . . . . . . . . . . .	7,741	430,554	Western Digital Corp. . . . . . . . . . . . . . . . . . . . . .	8,570	476,149
Medallia, Inc.(b)(c). . . . . . . . . . . . . . . . . . . . . . . . .	14,408	357,463	Western Union Co. (The) . . . . . . . . . . . . . . . . . .	9,405	210,578
Microchip Technology, Inc. . . . . . . . . . . . . . . . .	4,472	405,655	WEX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,259	235,735
Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . .	9,036	474,932	Workday, Inc., Class A(b) . . . . . . . . . . . . . . . . . .	2,885	499,826
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,004	486,678	Xerox Holdings Corp. . . . . . . . . . . . . . . . . . . . . .	13,813	444,779
MKS Instruments, Inc. . . . . . . . . . . . . . . . . . . . .	4,156	416,390	Xilinx, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,769	398,164
MongoDB, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,690	562,725	Zebra Technologies Corp., Class A(b) . . . . . . . .	1,985	418,775
Monolithic Power Systems, Inc.. . . . . . . . . . . . .	2,654	421,031
Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . .	2,845	471,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Information Technology-(continued)			Materials-(continued)
Zendesk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,248	$495,529	Westlake Chemical Corp. . . . . . . . . . . . . . . . . . .	13,057	$729,495
Zscaler, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	10,187	529,622	Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,659	753,412
		68,217,913			44,924,671
Materials-8.71%			Real Estate-3.83%
Air Products and Chemicals, Inc. . . . . . . . . . . .	4,027	884,369	Alexandria Real Estate Equities, Inc.. . . . . . . . .	1,619	245,894
Albemarle Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	13,738	1,124,455	American Campus Communities, Inc. . . . . . . . .	5,553	241,222
Alcoa Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,948	609,559	American Homes 4 Rent, Class A . . . . . . . . . . .	10,008	259,107
AptarGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	8,183	827,056	American Tower Corp. . . . . . . . . . . . . . . . . . . . .	1,209	274,201
Ardagh Group S.A. . . . . . . . . . . . . . . . . . . . . . . .	47,191	827,258	Americold Realty Trust. . . . . . . . . . . . . . . . . . . .	7,510	230,332
Ashland Global Holdings, Inc. . . . . . . . . . . . . . .	12,198	872,645	Apartment Investment & Management Co.,
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . .	3,960	453,380	Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,981	238,291
Axalta Coating Systems Ltd.(b) . . . . . . . . . . . . .	31,210	777,753	Apple Hospitality REIT, Inc. . . . . . . . . . . . . . . . .	16,096	210,375
Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,736	1,038,299	AvalonBay Communities, Inc. . . . . . . . . . . . . . .	1,212	243,115
Berry Global Group, Inc.(b) . . . . . . . . . . . . . . . . .	19,719	748,533	Boston Properties, Inc.. . . . . . . . . . . . . . . . . . . .	1,881	242,536
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,335	722,742	Brandywine Realty Trust . . . . . . . . . . . . . . . . . .	17,287	234,757
Celanese Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	7,452	698,551	Brixmor Property Group, Inc. . . . . . . . . . . . . . .	12,117	220,651
CF Industries Holdings, Inc. . . . . . . . . . . . . . . . .	20,582	758,653	Brookfield Property REIT, Inc., Class A(c) . . . . .	13,878	226,350
Chemours Co. (The) . . . . . . . . . . . . . . . . . . . . . .	52,611	781,799	Camden Property Trust . . . . . . . . . . . . . . . . . . .	2,371	251,279
Corteva, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48,736	1,325,619	CBRE Group, Inc., Class A(b) . . . . . . . . . . . . . . .	4,311	242,020
Crown Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	13,058	920,589	Colony Capital, Inc. . . . . . . . . . . . . . . . . . . . . . . .	55,132	218,323
Domtar Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,810	685,014	Columbia Property Trust, Inc. . . . . . . . . . . . . . .	12,555	236,787
Dow, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,162	693,516	CoreSite Realty Corp.. . . . . . . . . . . . . . . . . . . . .	2,309	239,513
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . .	14,118	605,662	Corporate Office Properties Trust. . . . . . . . . . .	9,044	229,175
Eagle Materials, Inc. . . . . . . . . . . . . . . . . . . . . . .	10,339	816,057	Cousins Properties, Inc. . . . . . . . . . . . . . . . . . . .	6,454	230,343
Eastman Chemical Co. . . . . . . . . . . . . . . . . . . . .	11,688	718,929	Crown Castle International Corp. . . . . . . . . . . .	1,923	275,547
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,044	910,190	CubeSmart. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,485	256,841
Element Solutions, Inc.(b) . . . . . . . . . . . . . . . . . .	82,837	860,676	CyrusOne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,175	252,922
FMC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,396	874,768	Digital Realty Trust, Inc.. . . . . . . . . . . . . . . . . . .	2,219	266,524
Freeport-McMoRan, Inc.. . . . . . . . . . . . . . . . . . .	71,547	712,608	Douglas Emmett, Inc. . . . . . . . . . . . . . . . . . . . . .	5,891	224,918
Graphic Packaging Holding Co. . . . . . . . . . . . . .	55,987	756,944	Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	7,409	240,570
Huntsman Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	37,968	719,114	Empire State Realty Trust, Inc., Class A. . . . . .	18,636	218,041
International Flavors & Fragrances, Inc. . . . . . .	6,944	831,752	EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . .	3,735	221,261
International Paper Co. . . . . . . . . . . . . . . . . . . .	20,067	741,676	Equinix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	466	266,925
Linde PLC (United Kingdom) . . . . . . . . . . . . . . .	4,456	851,141	Equity Commonwealth . . . . . . . . . . . . . . . . . . . .	8,121	255,487
LyondellBasell Industries N.V., Class A. . . . . . .	9,944	710,598	Equity LifeStyle Properties, Inc. . . . . . . . . . . . .	3,639	248,653
Martin Marietta Materials, Inc.. . . . . . . . . . . . . .	3,400	773,602	Equity Residential . . . . . . . . . . . . . . . . . . . . . . . .	3,108	233,411
Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	49,283	839,290	Essex Property Trust, Inc. . . . . . . . . . . . . . . . . .	849	240,573
NewMarket Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,927	748,813	Extra Space Storage, Inc.. . . . . . . . . . . . . . . . . .	2,483	249,194
Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	22,735	1,014,663	Federal Realty Investment Trust . . . . . . . . . . . .	1,991	231,633
Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,080	664,908	Gaming and Leisure Properties, Inc.. . . . . . . . .	6,202	277,043
O-I Glass, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	82,912	895,450	Healthcare Trust of America, Inc., Class A . . .	8,752	272,537
Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,497	849,926	Healthpeak Properties, Inc. . . . . . . . . . . . . . . . .	7,866	248,880
Packaging Corp. of America . . . . . . . . . . . . . . .	8,332	755,046	Highwoods Properties, Inc. . . . . . . . . . . . . . . . .	5,542	248,725
PPG Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . .	6,988	729,897	Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . .	14,228	206,021
Reliance Steel & Aluminum Co. . . . . . . . . . . . . .	7,735	791,213	Howard Hughes Corp. (The)(b) . . . . . . . . . . . . .	2,205	237,875
Royal Gold, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	8,174	788,546	Hudson Pacific Properties, Inc. . . . . . . . . . . . . .	7,122	229,898
RPM International, Inc.. . . . . . . . . . . . . . . . . . . .	12,369	792,977	Invitation Homes, Inc.. . . . . . . . . . . . . . . . . . . . .	8,824	253,161
Scotts Miracle-Gro Co. (The) . . . . . . . . . . . . . . .	9,211	976,274	Iron Mountain, Inc. . . . . . . . . . . . . . . . . . . . . . . .	7,763	236,073
Sealed Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	24,142	731,744	JBG SMITH Properties . . . . . . . . . . . . . . . . . . . .	6,527	239,410
Sherwin-Williams Co. (The) . . . . . . . . . . . . . . . .	1,619	836,618	Jones Lang LaSalle, Inc. . . . . . . . . . . . . . . . . . .	1,495	220,916
Silgan Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	30,476	872,528	Kilroy Realty Corp. . . . . . . . . . . . . . . . . . . . . . . .	3,113	226,284
Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . .	15,131	729,466	Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . . .	12,449	215,990
Southern Copper Corp. (Peru) . . . . . . . . . . . . .	22,670	762,846	Lamar Advertising Co., Class A. . . . . . . . . . . . .	2,948	246,866
Steel Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . .	26,643	709,503	Life Storage, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	2,440	263,300
United States Steel Corp.(c) . . . . . . . . . . . . . . . .	65,663	526,617	Macerich Co. (The)(c) . . . . . . . . . . . . . . . . . . . . .	9,591	195,848
Valvoline, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,982	1,208,649	Medical Properties Trust, Inc. . . . . . . . . . . . . . .	12,544	265,055
Vulcan Materials Co.. . . . . . . . . . . . . . . . . . . . . .	6,559	788,785	Mid-America Apartment Communities, Inc. . . .	1,941	250,894
W.R. Grace & Co.. . . . . . . . . . . . . . . . . . . . . . . . .	14,047	794,498	National Retail Properties, Inc. . . . . . . . . . . . . .	4,894	248,860
			Omega Healthcare Investors, Inc. . . . . . . . . . . .	6,136	242,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Outfront Media, Inc. . . . . . . . . . . . . . . . . . . . . . .	10,048	$264,664
Paramount Group, Inc. . . . . . . . . . . . . . . . . . . . .	18,756	227,885
Park Hotels & Resorts, Inc. . . . . . . . . . . . . . . . .	10,376	189,466
Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,728	482,756
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,242	259,727
Rayonier, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,068	214,044
Realty Income Corp. . . . . . . . . . . . . . . . . . . . . . .	3,476	251,628
Regency Centers Corp. . . . . . . . . . . . . . . . . . . .	4,180	240,099
Retail Properties of America, Inc., Class A. . . .	19,123	200,218
SBA Communications Corp., Class A . . . . . . . .	1,116	295,840
Service Properties Trust . . . . . . . . . . . . . . . . . .	10,744	194,252
Simon Property Group, Inc. . . . . . . . . . . . . . . . .	1,766	217,359
SITE Centers Corp. . . . . . . . . . . . . . . . . . . . . . . .	19,108	219,933
SL Green Realty Corp. . . . . . . . . . . . . . . . . . . . .	2,870	225,123
Spirit Realty Capital, Inc. . . . . . . . . . . . . . . . . . .	5,115	232,733
STORE Capital Corp.. . . . . . . . . . . . . . . . . . . . . .	6,795	223,284
Sun Communities, Inc. . . . . . . . . . . . . . . . . . . . .	1,655	253,016
Taubman Centers, Inc. . . . . . . . . . . . . . . . . . . . .	8,291	431,629
UDR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,480	246,490
Ventas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,611	247,933
VEREIT, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,716	240,021
VICI Properties, Inc. . . . . . . . . . . . . . . . . . . . . . .	10,320	258,619
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . .	3,910	209,498
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.. . . . . . . . . . . .	31,070	$ 1,331,039
IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,314	1,286,665
MDU Resources Group, Inc. . . . . . . . . . . . . . . . .	32,386	898,064
National Fuel Gas Co. . . . . . . . . . . . . . . . . . . . . .	30,424	1,113,823
NextEra Energy, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,913	1,494,570
NiSource, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,444	1,417,037
NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	35,666	1,184,468
OGE Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . .	32,431	1,235,621
PG&E Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	119,250	1,848,375
Pinnacle West Capital Corp. . . . . . . . . . . . . . . . .	16,311	1,459,671
PPL Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,695	1,251,267
Public Service Enterprise Group, Inc. . . . . . . . .	23,963	1,229,542
Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . . . .	9,537	1,333,082
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	23,032	1,390,211
UGI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,841	1,147,550
Vistra Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	57,433	1,104,437
WEC Energy Group, Inc.. . . . . . . . . . . . . . . . . . .	15,755	1,454,659
Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	22,798	1,420,771
		50,988,509
Total Common Stocks & Other Equity Interests
(Cost $553,329,176). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	515,099,898
Weingarten Realty Investors . . . . . . . . . . . . . . .	8,280	222,980
Welltower, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,214	240,471
Weyerhaeuser Co.. . . . . . . . . . . . . . . . . . . . . . . .	8,602	223,480
WP Carey, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,275	253,518
		19,790,059
Utilities-9.88%
AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	73,981	1,237,702
Alliant Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	26,595	1,386,131
Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,724	1,479,196

Money Market Funds-0.01%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $51,581) . . . . . . . . . . . . . . . . . . . . . . . .	51,581

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.83%

(Cost $553,380,757). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

51,581

515,151,479

American Electric Power Co., Inc.. . . . . . . . . . .	15,346	1,369,784
American Water Works Co., Inc. . . . . . . . . . . . .	11,806	1,459,930
Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	13,134	1,356,085
Avangrid, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,602	1,421,233
CenterPoint Energy, Inc. . . . . . . . . . . . . . . . . . .	56,350	1,297,177
CMS Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . .	23,018	1,390,748
Consolidated Edison, Inc. . . . . . . . . . . . . . . . . . .	16,007	1,261,672
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . .	17,363	1,357,439
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	11,213	1,252,156
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	15,638	1,434,005
Edison International . . . . . . . . . . . . . . . . . . . . . .	19,576	1,315,311
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,962	1,398,477
Essential Utilities, Inc.. . . . . . . . . . . . . . . . . . . . .	31,015	1,333,955
Evergy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,501	1,470,440
Eversource Energy . . . . . . . . . . . . . . . . . . . . . . .	17,295	1,495,326
Exelon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,718	1,367,363
FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . . . . .	29,273	1,303,527

Investment Abbreviations:

REIT -Real Estate Investment Trust

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.82%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . .	10,887,500	10,887,500
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f). . . . . . . . . . . . . . . . . . . . . . .	3,631,595	3,633,410
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $14,520,605) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	14,520,910
TOTAL INVESTMENTS IN SECURITIES-102.65%
(Cost $567,901,362). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	529,672,389
OTHER ASSETS LESS LIABILITIES-(2.65)% . . . .	. . . . . . . . . . .	(13,656,293)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$516,016,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income

Invesco Ltd.	$192,215	$52,093	$(16,078)	$(16,833)	$(4,743)	$206,654	$9,008

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	13.22
Industrials	12.41

Health Care	12.18
Consumer Staples	11.13

Utilities	9.88
Materials	8.71

Energy	8.69
Consumer Discretionary	7.88

Financials	6.40
Communication Services	5.49

Real Estate	3.83
Money Market Funds Plus Other Assets
Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares ValueShares Value

Common Stocks & Other Equity Interests-99.84%			Consumer Discretionary-(continued)
Communication Services-6.76%			Hyatt Hotels Corp., Class A . . . . . . . . . . . . . . . . . . .	1,691	$ 129,531
Activision Blizzard, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,516	$146,255	Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,875	112,556
Alphabet, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	51	68,302	Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . .	2,205	133,050
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . . .	51	68,306	Lennar Corp., Class B . . . . . . . . . . . . . . . . . . . . . . . .	121	5,785
Altice USA, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . .	5,444	140,782	Macy's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,136	120,869
AMC Networks, Inc., Class A(b). . . . . . . . . . . . . . . . .	3,534	109,554	McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	688	133,589
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,496	123,129	NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436	128,350
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	89	139,999	Nordstrom, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,535	122,664
Charter Communications, Inc., Class A(b) . . . . . . . .	288	142,033	NVR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37	135,686
Cinemark Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,922	101,815	O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . . . . .	304	112,091
Comcast Corp., Class A. . . . . . . . . . . . . . . . . . . . . . .	3,056	123,554	Planet Fitness, Inc., Class A(b) . . . . . . . . . . . . . . . . .	1,823	123,034
IAC/InterActiveCorp.(b) . . . . . . . . . . . . . . . . . . . . . . .	626	127,666	Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	656	138,390
Interpublic Group of Cos., Inc. (The) . . . . . . . . . . . .	6,013	128,438	PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,443	138,409
Liberty Media Corp.-Liberty SiriusXM, Class A(b) . .	986	44,045	Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,168	127,055
Liberty Media Corp.-Liberty SiriusXM, Series C(b) .	1,808	80,673	Service Corp. International . . . . . . . . . . . . . . . . . . . .	3,121	149,153
Live Nation Entertainment, Inc.(b) . . . . . . . . . . . . . .	1,912	116,192	Six Flags Entertainment Corp. . . . . . . . . . . . . . . . . .	3,088	78,065
Match Group, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	1,995	129,675	Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,587	124,468
New York Times Co. (The), Class A . . . . . . . . . . . . .	4,283	160,441	Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,072	110,416
Omnicom Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	1,690	117,083	TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,224	132,995
Sinclair Broadcast Group, Inc., Class A . . . . . . . . . .	3,979	92,353	Toll Brothers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,382	125,235
Sirius XM Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	19,369	122,799	Tractor Supply Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,392	123,206
Take-Two Interactive Software, Inc.(b). . . . . . . . . . .	1,093	117,476	Urban Outfitters, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	5,284	124,227
Telephone & Data Systems, Inc. . . . . . . . . . . . . . . . .	5,602	112,824	Wendy's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,209	117,226
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,699	153,182	Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,999	124,718
Twitter, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,528	150,330	Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,340	119,595
United States Cellular Corp.(b) . . . . . . . . . . . . . . . . .	3,920	123,127			6,067,017
Verizon Communications, Inc	2,248	121,752
			Consumer Staples-8.32%
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	897	105,532
			Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,654	107,142
Zayo Group Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,888	136,041
Zynga, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . . . .	21,392	143,540	Brown-Forman Corp., Class A . . . . . . . . . . . . . . . . .	414	24,298
			Brown-Forman Corp., Class B	1,582	97,151
		3,446,898
			Campbell Soup Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,741	123,674
Consumer Discretionary-11.89%
			Casey's General Stores, Inc. . . . . . . . . . . . . . . . . . . .	764	124,547
Advance Auto Parts, Inc. . . . . . . . . . . . . . . . . . . . . .	877	116,623	Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . . . . . .	1,900	132,088
AutoNation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,640	112,807	Clorox Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	897	143,000
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	116	119,771	Coca-Cola Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . .	2,448	130,944
Booking Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	73	123,783	Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . . .	1,955	132,099
Bright Horizons Family Solutions, Inc.(b) . . . . . . . . .	886	139,235	Costco Wholesale Corp.. . . . . . . . . . . . . . . . . . . . . . .	449	126,232
Burlington Stores, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	604	130,621	Energizer Holdings, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	2,622	112,720
CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,381	120,575	Estee Lauder Cos., Inc. (The), Class A . . . . . . . . . .	673	123,563
Choice Hotels International, Inc. . . . . . . . . . . . . . . .	1,382	126,149	Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,128	131,936
Columbia Sportswear Co. . . . . . . . . . . . . . . . . . . . . .	1,480	120,324	General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,496	122,304
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,407	128,221	Herbalife Nutrition Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	2,984	96,562
Darden Restaurants, Inc. . . . . . . . . . . . . . . . . . . . . .	1,131	110,272	Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	905	130,311
Dollar General Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	868	130,460	Hormel Foods Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,941	122,346
Domino's Pizza, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	468	158,867	JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	1,253	129,046
Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . . . . . . .	1,782	118,539	Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,064	124,810
Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,264	124,656	Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	971	127,385
Five Below, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,130	109,554	Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,816	135,474
Gap, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,289	118,781	Lamb Weston Holdings, Inc. . . . . . . . . . . . . . . . . . . .	1,603	139,285
Garmin Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,385	122,420	McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .	780	114,028
Gentex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,752	126,878	Molson Coors Beverage Co., Class B . . . . . . . . . . . .	2,606	129,284
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,283	111,929	Mondelez International, Inc., Class A. . . . . . . . . . . .	2,493	131,630
Graham Holdings Co., Class B . . . . . . . . . . . . . . . . .	211	106,108	Nu Skin Enterprises, Inc., Class A . . . . . . . . . . . . . .	3,515	86,188
Grand Canyon Education, Inc.(b) . . . . . . . . . . . . . . .	1,520	122,634	PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	973	128,465
H&R Block, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,684	117,488	Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,266	128,195
Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . . . . .	1,276	124,027	Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . . .	1,080	122,288
Home Depot, Inc. (The). . . . . . . . . . . . . . . . . . . . . . .	624	135,932	Seaboard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	112,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Sprouts Farmers Market, Inc.(b) . . . . . . . . . . . . . . . .	6,616	$ 105,724
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,648	109,839
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . .	1,523	103,305
US Foods Holding Corp.(b). . . . . . . . . . . . . . . . . . . . .	3,319	111,651
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . . .	2,256	103,235
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,121	120,709
		4,244,153
Energy-1.35%
Antero Resources Corp.(b)(c). . . . . . . . . . . . . . . . . . .	61,955	99,128
Cabot Oil & Gas Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,266	115,145
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,152	107,528
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,238	108,364
Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,896	132,196
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,916	127,836
		690,197
Financials-14.02%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,544	109,010
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	117,644
Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,232	129,668
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . .	1,131	124,331
American Financial Group, Inc.. . . . . . . . . . . . . . . . .	1,217	112,475
American International Group, Inc. . . . . . . . . . . . . .	2,607	109,911
American National Insurance Co.. . . . . . . . . . . . . . .	1,145	112,622
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	664	138,112
Arch Capital Group Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	3,244	131,155
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . . .	1,465	142,823
Assurant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,034	124,690
Assured Guaranty Ltd. . . . . . . . . . . . . . . . . . . . . . . .	2,703	110,309
AXIS Capital Holdings Ltd. . . . . . . . . . . . . . . . . . . . .	2,288	128,403
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . . . .	620	127,931
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	3,536	152,083
Cboe Global Markets, Inc. . . . . . . . . . . . . . . . . . . . . .	1,122	127,908
Charles Schwab Corp. (The) . . . . . . . . . . . . . . . . . . .	2,710	110,432
Chimera Investment Corp. . . . . . . . . . . . . . . . . . . . .	6,522	128,157
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	891	129,222
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . .	1,298	121,026
CME Group, Inc., Class A. . . . . . . . . . . . . . . . . . . . . .	654	130,028
CNA Financial Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	3,066	127,484
Commerce Bancshares, Inc.(c) . . . . . . . . . . . . . . . . .	2,092	127,696
Credit Acceptance Corp.(b)(c) . . . . . . . . . . . . . . . . . .	308	124,186
Erie Indemnity Co., Class A. . . . . . . . . . . . . . . . . . . .	811	115,908
Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . . .	537	133,112
FactSet Research Systems, Inc.. . . . . . . . . . . . . . . .	511	135,921
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . .	5,026	109,366
Globe Life, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,309	121,292
Hanover Insurance Group, Inc. (The) . . . . . . . . . . .	1,040	123,282
Hartford Financial Services Group, Inc. (The). . . . .	2,192	109,490
Interactive Brokers Group, Inc., Class A . . . . . . . . .	2,816	143,898
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . . .	1,447	129,101
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,722	124,205
LPL Financial Holdings, Inc. . . . . . . . . . . . . . . . . . . .	1,456	115,723
Markel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	119	140,610
MarketAxess Holdings, Inc.. . . . . . . . . . . . . . . . . . . .	345	111,894
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . . .	1,264	132,164
Mercury General Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,768	119,882
MFA Financial, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	17,367	125,563
Morningstar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	867	127,362
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,291	132,392
Old Republic International Corp.. . . . . . . . . . . . . . . .	5,968	117,689
	Shares	Value
Financials-(continued)
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . .	1,888	$ 138,126
Reinsurance Group of America, Inc. . . . . . . . . . . . .	840	102,505
RenaissanceRe Holdings Ltd. (Bermuda) . . . . . . . .	708	120,643
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	498	132,423
Santander Consumer USA Holdings, Inc. . . . . . . . .	5,795	141,398
Starwood Property Trust, Inc. . . . . . . . . . . . . . . . . .	5,392	119,595
T. Rowe Price Group, Inc. . . . . . . . . . . . . . . . . . . . . .	1,104	130,283
TFS Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,832	139,646
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . .	1,006	120,529
Virtu Financial, Inc., Class A(c) . . . . . . . . . . . . . . . . .	8,048	151,383
W.R. Berkley Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,949	130,856
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500	102,125
White Mountains Insurance Group Ltd. . . . . . . . . . .	125	123,762
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . . . . .	695	131,529
		7,150,963
Health Care-11.41%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . . .	1,560	120,167
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,559	133,622
ABIOMED, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	688	103,379
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .	1,506	126,986
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	582	116,243
Anthem, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	464	119,290
Baxter International, Inc. . . . . . . . . . . . . . . . . . . . . .	1,616	134,887
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . . . . .	519	123,429
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . . . . .	3,088	115,460
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . . . . .	2,304	136,074
Centene Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,647	193,364
Cerner Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,883	130,435
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	308	128,627
Cigna Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	678	124,033
Cooper Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	430	139,565
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,776	105,104
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	906	130,989
DENTSPLY SIRONA, Inc.. . . . . . . . . . . . . . . . . . . . . .	2,313	113,892
Edwards Lifesciences Corp.(b) . . . . . . . . . . . . . . . . .	539	110,409
Eli Lilly and Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,136	143,284
Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	1,925	117,309
Horizon Therapeutics PLC(b). . . . . . . . . . . . . . . . . . .	4,080	139,618
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	394	125,954
IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . . . .	537	136,672
Incyte Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,397	105,348
Insulet Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	743	141,148
Ionis Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . . . .	2,046	103,896
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . .	975	131,118
Laboratory Corp. of America Holdings(b) . . . . . . . .	777	136,511
Masimo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	848	138,504
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,190	119,797
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,520	116,371
Neurocrine Biosciences, Inc.(b) . . . . . . . . . . . . . . . . .	1,123	106,348
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,488	116,569
Premier, Inc., Class A(b) . . . . . . . . . . . . . . . . . . . . . .	3,440	101,239
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,253	132,893
ResMed, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	904	143,700
STERIS PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	863	136,889
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	656	125,027
Teleflex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	380	127,308
Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . . . . . .	424	123,299
UnitedHealth Group, Inc.. . . . . . . . . . . . . . . . . . . . . .	487	124,165
Varian Medical Systems, Inc.(b) . . . . . . . . . . . . . . . .	960	118,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Health Care-(continued)			Information Technology-(continued)
Vertex Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . . .	600	$ 134,418	Juniper Networks, Inc. . . . . . . . . . . . . . . . . . . . . . . .	5,479	$ 116,264
Waters Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	595	115,960	Mastercard, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	466	135,257
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,126	150,017	Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	909	147,267
		5,817,368	. . . . . . . . . . . . . . . . . . . . . . .Motorola Solutions, Inc	808	133,870
			National Instruments Corp	3,234	130,266
Industrials-6.65%
			NCR Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,112	103,622
AMERCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	381	122,876	Nuance Communications, Inc.(b) . . . . . . . . . . . . . . .	7,578	163,836
Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388	106,743	Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,575	122,031
C.H. Robinson Worldwide, Inc. . . . . . . . . . . . . . . . . .	1,744	120,161
			PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,285	138,767
Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	526	140,305	Sabre Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,937	80,832
Copa Holdings S.A., Class A (Panama) . . . . . . . . . .	1,291	107,334
			salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	860	146,544
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,552	131,113	Switch, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	8,702	124,787
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,828	139,477
			Tyler Technologies, Inc.(b). . . . . . . . . . . . . . . . . . . . .	464	145,395
HD Supply Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	3,394	129,040	Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	737	133,957
HEICO Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	413	44,542
			Western Union Co. (The). . . . . . . . . . . . . . . . . . . . . .	4,976	111,413
HEICO Corp., Class A	814	71,901
					5,010,403
Hexcel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,679	108,514
IHS Markit Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,872	133,361	Materials-3.76%
J.B. Hunt Transport Services, Inc.. . . . . . . . . . . . . .	1,193	115,053	Air Products and Chemicals, Inc. . . . . . . . . . . . . . . .	583	128,033
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . . .	1,544	142,573	AptarGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,193	120,576
KAR Auction Services, Inc. . . . . . . . . . . . . . . . . . . . .	6,407	123,335	Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,026	142,752
L3Harris Technologies, Inc. . . . . . . . . . . . . . . . . . . .	693	137,027	CF Industries Holdings, Inc. . . . . . . . . . . . . . . . . . . .	2,969	109,437
Lennox International, Inc. . . . . . . . . . . . . . . . . . . . . .	528	120,453	Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	731	131,909
Northrop Grumman Corp.. . . . . . . . . . . . . . . . . . . . .	389	127,919	International Flavors & Fragrances, Inc.(c). . . . . . . .	971	116,306
Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	624	117,661	Linde PLC (United Kingdom) . . . . . . . . . . . . . . . . . .	656	125,303
Republic Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	1,515	136,744	Martin Marietta Materials, Inc. . . . . . . . . . . . . . . . . .	496	112,855
Rollins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,792	141,972	NewMarket Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	279	108,417
Roper Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . .	384	135,053	Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,403	151,876
Spirit AeroSystems Holdings, Inc., Class A . . . . . . .	1,587	83,857	PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,033	107,897
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,734	123,859	Royal Gold, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,148	110,748
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	926	143,632	Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . . . . . .	2,221	107,074
WABCO Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	1,008	136,181	Valvoline, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,952	116,064
Waste Management, Inc.. . . . . . . . . . . . . . . . . . . . . .	1,200	132,972	Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . . . .	944	113,525
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	750	117,735	W.R. Grace & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,031	114,873
		3,391,393			1,917,645
Information Technology-9.82%			Real Estate-16.84%
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . . .	676	122,079	Alexandria Real Estate Equities, Inc. . . . . . . . . . . . .	846	128,491
Akamai Technologies, Inc.(b). . . . . . . . . . . . . . . . . . .	1,540	133,225	American Campus Communities, Inc. . . . . . . . . . . .	2,768	120,242
Amdocs Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,919	122,336	American Homes 4 Rent, Class A . . . . . . . . . . . . . .	5,015	129,838
Automatic Data Processing, Inc. . . . . . . . . . . . . . . .	799	123,637	American Tower Corp. . . . . . . . . . . . . . . . . . . . . . . .	624	141,523
Black Knight, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,128	141,959	Americold Realty Trust . . . . . . . . . . . . . . . . . . . . . . .	3,545	108,725
Booz Allen Hamilton Holding Corp. . . . . . . . . . . . . .	1,840	131,192	Apartment Investment & Management Co.,
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	432	117,772	Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,515	120,318
Broadridge Financial Solutions, Inc.. . . . . . . . . . . . .	1,095	114,274	Apple Hospitality REIT, Inc.. . . . . . . . . . . . . . . . . . . .	8,374	109,448
CACI International, Inc., Class A(b) . . . . . . . . . . . . . .	568	139,171	AvalonBay Communities, Inc.. . . . . . . . . . . . . . . . . .	622	124,767
CDW Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	997	113,877	Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . .	966	124,556
Ciena Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,677	141,381	Brandywine Realty Trust. . . . . . . . . . . . . . . . . . . . . .	8,699	118,132
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,200	124,068	Camden Property Trust. . . . . . . . . . . . . . . . . . . . . . .	1,228	130,143
Dell Technologies, Inc., Class C(b). . . . . . . . . . . . . . .	2,793	113,005	Columbia Property Trust, Inc. . . . . . . . . . . . . . . . . .	6,504	122,665
Dolby Laboratories, Inc., Class A . . . . . . . . . . . . . . .	1,996	131,137	CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,200	124,476
Euronet Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . .	869	107,791	Corporate Office Properties Trust . . . . . . . . . . . . . .	4,592	116,361
Fidelity National Information Services, Inc.. . . . . . .	1,003	140,139	Cousins Properties, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,386	120,846
Fiserv, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,162	127,076	Crown Castle International Corp. . . . . . . . . . . . . . . .	1,005	144,007
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	437	116,150	CubeSmart . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,336	131,251
Genpact Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,360	129,226	Digital Realty Trust, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,116	134,043
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	769	141,473	Douglas Emmett, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,024	115,456
GoDaddy, Inc., Class A(b). . . . . . . . . . . . . . . . . . . . . .	1,992	139,400	Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,792	123,126
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,378	132,027	Empire State Realty Trust, Inc., Class A . . . . . . . . .	9,536	111,571
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	528	140,369	EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,922	113,859
Jack Henry & Associates, Inc.. . . . . . . . . . . . . . . . . .	880	133,531	Equinix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	240	137,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Equity Commonwealth . . . . . . . . . . . . . . . . . . . . . . .	4,065	$ 127,885
Equity LifeStyle Properties, Inc.. . . . . . . . . . . . . . . .	1,808	123,541
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,584	118,958
Essex Property Trust, Inc.. . . . . . . . . . . . . . . . . . . . .	432	122,412
Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . . . .	1,250	125,450
Federal Realty Investment Trust . . . . . . . . . . . . . . .	1,032	120,063
Gaming and Leisure Properties, Inc. . . . . . . . . . . . .	3,177	141,917
Healthcare Trust of America, Inc., Class A . . . . . . .	4,497	140,037
Healthpeak Properties, Inc. . . . . . . . . . . . . . . . . . . .	3,867	122,352
Highwoods Properties, Inc. . . . . . . . . . . . . . . . . . . . .	2,864	128,536
Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . . .	7,578	109,729
Hudson Pacific Properties, Inc. . . . . . . . . . . . . . . . .	3,712	119,823
Invitation Homes, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,416	126,695
Iron Mountain, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,083	124,164
JBG SMITH Properties . . . . . . . . . . . . . . . . . . . . . . . .	3,347	122,768
Kilroy Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,619	117,685
Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,256	108,542
Lamar Advertising Co., Class A . . . . . . . . . . . . . . . .	1,616	135,324
Life Storage, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,222	131,866
Macerich Co. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	4,944	100,957
Medical Properties Trust, Inc.. . . . . . . . . . . . . . . . . .	6,320	133,542
Mid-America Apartment Communities, Inc. . . . . . .	1,008	130,294
National Retail Properties, Inc.. . . . . . . . . . . . . . . . .	2,416	122,854
Omega Healthcare Investors, Inc. . . . . . . . . . . . . . .	3,177	125,809
Outfront Media, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	5,377	141,630
Paramount Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,643	117,162
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	630	131,746
Realty Income Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,788	129,433
Regency Centers Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,064	118,556
Retail Properties of America, Inc., Class A . . . . . . .	9,476	99,214
SBA Communications Corp., Class A. . . . . . . . . . . .	576	152,692
Service Properties Trust . . . . . . . . . . . . . . . . . . . . . .	5,712	103,273
Simon Property Group, Inc. . . . . . . . . . . . . . . . . . . .	890	109,541
SITE Centers Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	9,215	106,065
SL Green Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . .	1,552	121,739
Spirit Realty Capital, Inc.. . . . . . . . . . . . . . . . . . . . . .	2,512	114,296
STORE Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	3,313	108,865
Sun Communities, Inc. . . . . . . . . . . . . . . . . . . . . . . .	836	127,808
Taubman Centers, Inc. . . . . . . . . . . . . . . . . . . . . . . .	4,195	218,392
UDR, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,800	125,944
Ventas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,342	125,929
VICI Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	5,432	136,126
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	2,064	110,589
Weingarten Realty Investors. . . . . . . . . . . . . . . . . . .	4,144	111,598
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,620	121,208
WP Carey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,634	126,488
		8,590,813
Utilities-9.02%
AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,043	117,829
Alliant Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,506	130,613
Ameren Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,826	144,254
American Electric Power Co., Inc. . . . . . . . . . . . . . .	1,448	129,248
American Water Works Co., Inc. . . . . . . . . . . . . . . .	1,107	136,892
Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,266	130,715
Avangrid, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,768	137,542
CenterPoint Energy, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,384	123,940
CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,160	130,507

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc. . . . . . . . . . . . . . . . . . . . . .	1,532	$ 120,752
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,650	128,997
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,065	118,929
Duke Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,524	139,751
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,150	134,446
Essential Utilities, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,019	129,847
Evergy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,143	140,045
Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,605	138,768
Exelon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,991	128,942
FirstEnergy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,767	123,215
Hawaiian Electric Industries, Inc. . . . . . . . . . . . . . . .	3,024	129,548
IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,297	125,342
MDU Resources Group, Inc. . . . . . . . . . . . . . . . . . . .	4,529	125,589
National Fuel Gas Co. . . . . . . . . . . . . . . . . . . . . . . . .	2,953	108,109
NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	577	145,843
NiSource, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,018	135,586
NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,373	112,017
OGE Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,185	121,349
Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . . . .	1,560	139,604
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,851	115,569
Public Service Enterprise Group, Inc.. . . . . . . . . . . .	2,256	115,755
Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	904	126,361
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,127	128,386
UGI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,088	111,292
Vistra Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,296	101,842
WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,516	139,972
Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,146	133,739
		4,601,135
Total Common Stocks & Other Equity Interests
(Cost $51,550,888) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		50,927,985

Money Market Funds-0.05%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(d)
(Cost $28,233) . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,233	28,233
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.89%
(Cost $51,579,121) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	50,956,218

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.28%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . .	838,242	838,242
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .	322,637	322,798
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $1,161,009) . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	1,161,040
TOTAL INVESTMENTS IN SECURITIES-102.17%
(Cost $52,740,130) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	52,117,258
OTHER ASSETS LESS LIABILITIES-(2.17)%. . . . . . . . .	. . . . . . . .	(1,105,462)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$51,011,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Real Estate	16.84
Financials	14.02

Consumer Discretionary	11.89
Health Care	11.41

Information Technology	9.82
Utilities	9.02

Consumer Staples	8.32
Communication Services	6.76

Industrials	6.65
Materials	3.76

Energy	1.35
Money Market Funds Plus Other Assets
Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 Enhanced Value ETF (SPVU)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Communication Services-6.22%
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	123,241	$4,340,548
DISH Network Corp., Class A(b) . . . . . . . . . . . . . . . .	6,859	229,914
News Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	9,804	118,383
ViacomCBS, Inc., Class B . . . . . . . . . . . . . . . . . . . . .	11,139	274,131
		4,962,976
Consumer Discretionary-9.98%
Best Buy Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,468	489,304
BorgWarner, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,035	190,706
Capri Holdings Ltd.(b). . . . . . . . . . . . . . . . . . . . . . . . .	3,439	88,795
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,889	431,266
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,584	457,270
Ford Motor Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	178,705	1,243,787
Gap, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,115	159,278
General Motors Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	72,010	2,196,305
Hanesbrands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,668	141,244
Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,691	301,103
L Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,353	202,586
Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . .	10,686	644,793
Macy's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,906	250,126
Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,881	227,883
Nordstrom, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,710	128,737
PulteGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,804	273,521
PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,661	197,207
Whirlpool Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,608	333,459
		7,957,370
Consumer Staples-4.97%
Archer-Daniels-Midland Co.. . . . . . . . . . . . . . . . . . . .	23,234	874,760
Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,048	873,380
Molson Coors Beverage Co., Class B . . . . . . . . . . . .	5,492	272,458
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . .	7,896	535,586
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . . .	30,801	1,409,454
		3,965,638
Energy-10.08%
Baker Hughes Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,937	433,416
Cimarex Energy Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	3,306	109,263
Concho Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . .	6,695	455,394
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,707	1,583,673
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	14,843	241,050
Diamondback Energy, Inc. . . . . . . . . . . . . . . . . . . . .	4,961	307,582
Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,258	377,496
HollyFrontier Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,780	228,350
Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	28,865	239,002
Marathon Petroleum Corp. . . . . . . . . . . . . . . . . . . . .	33,914	1,608,202
Phillips 66 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,654	1,321,579
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	17,103	1,133,074
		8,038,081
Financials-39.64%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,911	853,186
Allstate Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	9,686	1,019,452
American International Group, Inc. . . . . . . . . . . . . .	32,163	1,355,992
Assurant, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,558	187,879
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . .	138,737	3,954,005
Bank of New York Mellon Corp. (The) . . . . . . . . . . .	22,449	895,715
Capital One Financial Corp.. . . . . . . . . . . . . . . . . . . .	17,747	1,566,350
	Shares	Value
Financials-(continued)
Citigroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	61,766	$ 3,919,670
Citizens Financial Group, Inc. . . . . . . . . . . . . . . . . . .	15,947	505,360
Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,413	232,300
Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	22,748	555,051
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . .	7,944	172,862
Goldman Sachs Group, Inc. (The) . . . . . . . . . . . . . .	11,037	2,215,899
Hartford Financial Services Group, Inc. (The). . . . .	10,739	536,413
Invesco Ltd.(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,866	199,670
KeyCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,162	427,749
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,836	401,066
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,785	400,860
MetLife, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,504	1,773,051
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,271	1,813,403
People's United Financial, Inc. . . . . . . . . . . . . . . . . .	13,402	187,494
Principal Financial Group, Inc. . . . . . . . . . . . . . . . . .	9,737	432,225
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . . . . . .	20,392	1,538,576
Regions Financial Corp.. . . . . . . . . . . . . . . . . . . . . . .	29,948	404,897
State Street Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,937	608,699
Synchrony Financial. . . . . . . . . . . . . . . . . . . . . . . . . .	18,368	534,509
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . .	7,349	880,484
Unum Group . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,593	270,233
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,771	3,585,445
Zions Bancorporation N.A. . . . . . . . . . . . . . . . . . . . .	4,830	192,959
		31,621,454
Health Care-11.24%
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .	4,870	410,638
Anthem, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,910	1,776,492
Centene Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,400	869,528
Cigna Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,635	2,494,387
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53,249	3,151,276
Mylan N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,359	264,021
		8,966,342
Industrials-5.40%
Alaska Air Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,367	169,899
American Airlines Group, Inc.. . . . . . . . . . . . . . . . . .	17,218	328,003
Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	20,891	963,702
Johnson Controls International PLC . . . . . . . . . . . .	25,958	949,284
PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,712	582,833
Quanta Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	5,285	201,517
Textron, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,258	294,675
United Airlines Holdings, Inc.(b) . . . . . . . . . . . . . . . .	9,351	575,928
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,839	243,630
		4,309,471
Information Technology-4.33%
Alliance Data Systems Corp.. . . . . . . . . . . . . . . . . . .	1,168	100,308
Hewlett Packard Enterprise Co. . . . . . . . . . . . . . . . .	30,734	393,088
HP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,192	1,022,702
Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . .	33,270	1,748,671
Xerox Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	5,716	184,055
		3,448,824
Materials-6.13%
Corteva, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,385	826,472
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . . . . .	23,587	1,011,882
Eastman Chemical Co.. . . . . . . . . . . . . . . . . . . . . . . .	3,639	223,835
International Paper Co. . . . . . . . . . . . . . . . . . . . . . . .	10,769	398,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A . . . . . . . . . .	7,132	$ 509,653
Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,467	195,283
Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,940	889,922
Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,797	446,456
Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,761	391,053
		4,892,578
Real Estate-0.28%
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	4,134	221,500
Utilities-1.38%
Exelon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,591	1,103,228
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.65%
(Cost $90,232,027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		79,487,462

Shares Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.30%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . . . .	183,101	$183,101
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . . . . . . .	61,003	61,034
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $244,129) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	244,135
TOTAL INVESTMENTS IN SECURITIES-99.95%
(Cost $90,476,156) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	79,731,597
OTHER ASSETS LESS LIABILITIES-0.05% . . . . . . . . . .	. . . . . . . .	37,771
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$79,769,368

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	Gain	February 29, 2020	Income

Invesco Ltd.	$142,116	$101,157	$(18,515)	$(26,222)	$1,134	$199,670	$5,612

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	39.64
Health Care	11.24

Energy	10.08
Consumer Discretionary	9.98

Communication Services	6.22
Materials	6.13

Industrials	5.40
Consumer Staples	4.97

Information Technology	4.33
Sector Types Each Less Than 3%	1.66

Money Market Funds Plus Other Assets
Less Liabilities	0.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-6.36%
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,115	$1,342,410
Charter Communications, Inc., Class A(b) . . . . . . .	2,795	1,378,410
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . . .	30,474	1,232,064
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	17,874	1,238,311
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	13,197	1,189,842
Verizon Communications, Inc. . . . . . . . . . . . . . . . .	28,844	1,562,191
		7,943,228
Consumer Discretionary-7.17%
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	13,857	1,208,885
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . . .	5,894	1,283,949
McDonald's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	7,810	1,516,468
Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,429	1,134,467
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,224	1,194,018
TJX Cos., Inc. (The). . . . . . . . . . . . . . . . . . . . . . . . .	20,524	1,227,335
Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	15,550	1,387,837
		8,952,959
Consumer Staples-3.20%
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .	8,331	1,217,909
Mondelez International, Inc., Class A . . . . . . . . . .	26,558	1,402,262
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,657	1,376,789
		3,996,960
Energy-3.87%
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,537	1,170,204
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	22,417	1,153,130
Kinder Morgan, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	70,072	1,343,280
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,471	1,165,665
		4,832,279
Financials-28.29%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,890	1,366,487
Allstate Corp. (The). . . . . . . . . . . . . . . . . . . . . . . . .	12,589	1,324,992
American Express Co. . . . . . . . . . . . . . . . . . . . . . . .	10,826	1,190,102
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500	1,144,000
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . .	14,997	1,462,058
Assurant, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,797	1,181,420
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . . .	8,180	1,687,861
BlackRock, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,235	1,034,827
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,680	1,403,890
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . .	12,976	1,209,882
CME Group, Inc., Class A . . . . . . . . . . . . . . . . . . . .	6,461	1,284,576
Everest Re Group Ltd.. . . . . . . . . . . . . . . . . . . . . . .	5,242	1,299,387
Globe Life, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,445	1,338,474
Hartford Financial Services Group, Inc. (The) . . .	28,053	1,401,247
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . .	16,643	1,484,889
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . .	9,758	1,133,001
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,388	1,204,084
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . .	13,928	1,456,312
MetLife, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,347	1,040,104
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,528	1,086,856
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,041	1,234,805
PNC Financial Services Group, Inc. (The) . . . . . . .	8,310	1,050,384
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,419	1,175,056
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	10,772	1,290,593
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,116	1,305,707
W.R. Berkley Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	19,487	1,308,357
	Shares	Value
Financials-(continued)
Wells Fargo & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	26,197	$ 1,070,148
Willis Towers Watson PLC. . . . . . . . . . . . . . . . . . . .	6,170	1,167,673
		35,337,172
Health Care-9.90%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . .	15,766	1,214,455
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,624	1,102,278
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	18,512	1,283,992
Hologic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,128	1,184,032
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . . . . .	10,735	1,443,643
Laboratory Corp. of America Holdings(b) . . . . . . .	6,615	1,162,189
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,025	1,303,434
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,567	1,255,489
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . .	11,769	1,248,220
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,741	1,164,564
		12,362,296
Industrials-16.10%
Allegion PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,328	1,072,627
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,142	1,216,212
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,176	1,028,628
Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,524	1,081,236
General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . .	7,269	1,160,787
Honeywell International, Inc. . . . . . . . . . . . . . . . . .	8,017	1,300,117
IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,803	1,154,844
IHS Markit Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,784	1,409,412
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . . .	9,435	1,217,492
Jacobs Engineering Group, Inc. . . . . . . . . . . . . . . .	12,406	1,145,570
Johnson Controls International PLC . . . . . . . . . . .	34,018	1,244,038
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . . .	3,567	1,319,326
Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . . .	20,083	1,812,692
Roper Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	3,574	1,256,976
United Technologies Corp. . . . . . . . . . . . . . . . . . . .	8,708	1,137,178
Verisk Analytics, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	9,977	1,547,532
		20,104,667
Information Technology-13.64%
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . .	7,432	1,342,145
Amphenol Corp., Class A . . . . . . . . . . . . . . . . . . . .	12,105	1,109,786
Automatic Data Processing, Inc. . . . . . . . . . . . . . .	7,906	1,223,374
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	13,077	1,352,031
Fidelity National Information Services, Inc. . . . . .	8,580	1,198,798
International Business Machines Corp. . . . . . . . . .	8,735	1,136,860
Jack Henry & Associates, Inc. . . . . . . . . . . . . . . . .	8,786	1,333,188
Mastercard, Inc., Class A . . . . . . . . . . . . . . . . . . . .	3,659	1,062,025
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,329	1,187,371
Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,503	1,162,458
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,916	1,388,132
VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,114	1,160,131
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	6,822	1,239,967
Western Union Co. (The) . . . . . . . . . . . . . . . . . . . .	50,804	1,137,502
		17,033,768
Materials-4.65%
Air Products and Chemicals, Inc. . . . . . . . . . . . . . .	5,180	1,137,580
Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,416	1,338,217
Linde PLC (United Kingdom) . . . . . . . . . . . . . . . . .	5,969	1,140,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Materials-(continued)			Utilities-1.75%
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	10,973	$ 1,146,130	AES Corp. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,176	$1,056,935
Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . . .	8,651	1,040,369	CenterPoint Energy, Inc.. . . . . . . . . . . . . . . . . . . . .	49,008	1,128,164
		5,802,435			2,185,099
Real Estate-5.01%			TOTAL INVESTMENTS IN SECURITIES-99.94%
Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . . .	11,400	1,469,916	(Cost $127,149,115). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		124,810,148
Host Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . . . .	77,776	1,126,196	OTHER ASSETS LESS LIABILITIES-0.06% . . . . . . . . . . . . . . . . .		78,939
Simon Property Group, Inc	9,834	1,210,369
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . .		$124,889,087
SL Green Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	15,273	1,198,014				. . . . . . . .

Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . . .	23,419	1,254,790
		6,259,285

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	28.29
Industrials	16.10

Information Technology	13.64
Health Care	9.90

Consumer Discretionary	7.17
Communication Services	6.36

Real Estate	5.01
Materials	4.65

Energy	3.87
Consumer Staples	3.20

Utilities	1.75
Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-1.92%
Activision Blizzard, Inc.. . . . . . . . . . . . . . . . . . . . .	16,756	$974,026
Twitter, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,534	1,013,729
		1,987,755
Consumer Discretionary-11.19%
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,870	1,083,386
BorgWarner, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	34,281	1,083,279
Capri Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	47,985	1,238,973
Gap, Inc. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,536	924,801
Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . . . . .	31,187	950,268
L Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,473	1,071,585
Las Vegas Sands Corp.. . . . . . . . . . . . . . . . . . . . .	17,112	997,801
PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,206	1,052,806
Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,706	1,048,356
Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . . .	62,414	885,655
Wynn Resorts Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	11,673	1,260,450
		11,597,360
Energy-13.91%
Apache Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,733	1,189,506
Cimarex Energy Co. . . . . . . . . . . . . . . . . . . . . . . .	33,789	1,116,726
Concho Resources, Inc. . . . . . . . . . . . . . . . . . . . .	15,441	1,050,297
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	59,217	961,684
Diamondback Energy, Inc. . . . . . . . . . . . . . . . . . .	14,225	881,950
Halliburton Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,883	862,976
Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,420	978,656
Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . .	112,590	932,245
Marathon Petroleum Corp.. . . . . . . . . . . . . . . . . .	19,096	905,532
National Oilwell Varco, Inc.. . . . . . . . . . . . . . . . . .	47,921	896,602
Noble Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	59,102	935,585
Pioneer Natural Resources Co. . . . . . . . . . . . . . .	8,333	1,023,126
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	31,880	863,629
TechnipFMC PLC (United Kingdom) . . . . . . . . . .	62,347	925,229
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	13,338	883,643
		14,407,386
Financials-16.84%
Ameriprise Financial, Inc. . . . . . . . . . . . . . . . . . . .	6,925	978,502
BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,862	862,125
Capital One Financial Corp. . . . . . . . . . . . . . . . . .	10,212	901,311
Charles Schwab Corp. (The). . . . . . . . . . . . . . . . .	23,181	944,626
Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,040	954,438
Discover Financial Services . . . . . . . . . . . . . . . . .	14,309	938,384
E*TRADE Financial Corp. . . . . . . . . . . . . . . . . . . .	27,983	1,281,062
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . .	46,890	1,020,326
Invesco Ltd.(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,293	969,019
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . . .	22,271	1,010,881
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,152	907,445
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,341	987,065
Northern Trust Corp. . . . . . . . . . . . . . . . . . . . . . .	10,567	927,360
Principal Financial Group, Inc. . . . . . . . . . . . . . . .	20,009	888,199
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . . .	11,915	898,987
SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . . .	5,410	1,126,146
T. Rowe Price Group, Inc.. . . . . . . . . . . . . . . . . . .	8,033	947,974
Unum Group. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,657	901,095
		17,444,945
	Shares	Value
Health Care-1.95%
Alexion Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	11,264	$ 1,059,154
Align Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . .	4,385	957,465
		2,016,619
Industrials-12.85%
American Airlines Group, Inc. . . . . . . . . . . . . . . .	43,032	819,760
Cummins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,282	950,404
Emerson Electric Co.. . . . . . . . . . . . . . . . . . . . . . .	14,602	936,134
Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,590	978,350
FedEx Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,296	1,029,976
Flowserve Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	27,925	1,122,306
General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . .	87,691	954,078
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . . .	5,843	1,079,611
Pentair PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,345	958,950
Rockwell Automation, Inc. . . . . . . . . . . . . . . . . . .	5,548	1,018,058
Stanley Black & Decker, Inc.. . . . . . . . . . . . . . . . .	7,749	1,113,531
Textron, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,292	986,255
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	10,330	1,368,518
		13,315,931
Information Technology-34.29%
Advanced Micro Devices, Inc.(b). . . . . . . . . . . . . .	31,193	1,418,658
Analog Devices, Inc. . . . . . . . . . . . . . . . . . . . . . . .	10,479	1,142,735
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,617	876,001
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,438	939,812
Applied Materials, Inc.. . . . . . . . . . . . . . . . . . . . . .	19,182	1,114,858
Autodesk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	5,162	985,323
Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,574	974,344
Cadence Design Systems, Inc.(b) . . . . . . . . . . . . .	15,248	1,008,503
Corning, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,020	883,297
DXC Technology Co. . . . . . . . . . . . . . . . . . . . . . . .	48,822	1,177,098
Hewlett Packard Enterprise Co.. . . . . . . . . . . . . .	76,355	976,580
IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	12,595	1,607,626
Keysight Technologies, Inc.(b) . . . . . . . . . . . . . . .	14,103	1,336,400
KLA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,095	1,090,572
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . . .	3,870	1,135,574
Maxim Integrated Products, Inc. . . . . . . . . . . . . .	19,254	1,070,908
Microchip Technology, Inc.(c) . . . . . . . . . . . . . . . .	12,859	1,166,440
Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . . .	27,134	1,426,163
NetApp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,064	1,077,550
NVIDIA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,766	1,557,224
Paycom Software, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,544	1,001,712
Qorvo, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,588	1,165,521
QUALCOMM, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	12,061	944,376
Seagate Technology PLC . . . . . . . . . . . . . . . . . . .	20,642	989,784
ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,091	1,007,944
Skyworks Solutions, Inc.. . . . . . . . . . . . . . . . . . . .	11,196	1,121,615
Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,728	927,993
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .	8,154	930,698
Western Digital Corp. . . . . . . . . . . . . . . . . . . . . . .	23,704	1,316,994
Xerox Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	28,406	914,673
Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,125	1,179,296
Zebra Technologies Corp., Class A(b) . . . . . . . . .	5,057	1,066,875
		35,533,147
Materials-6.84%
Albemarle Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	13,627	1,115,370
Celanese Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,677	907,122
Eastman Chemical Co. . . . . . . . . . . . . . . . . . . . . .	15,650	962,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)—(continued)

February 29, 2020 (Unaudited)

Shares ValueShares Value

Materials-(continued)			Investments Purchased with Cash Collateral from Securities
Freeport-McMoRan, Inc. . . . . . . . . . . . . . . . . . . . .	109,529	$ 1,090,909	on Loan
LyondellBasell Industries N.V., Class A. . . . . . . .	13,231	945,487	Money Market Funds-1.96%
Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	62,094	1,057,461	Invesco Government & Agency Portfolio,
Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,342	1,008,871	Institutional Class, 1.50%(e)(f) . . . . . . . . . . . . .	1,526,104	$1,526,104
		7,087,852	Invesco Liquid Assets Portfolio, Institutional
			Class, 1.64%(e)(f)	508,432	508,686
Total Common Stocks & Other Equity Interests
			Total Investments Purchased with Cash Collateral from
(Cost $123,705,481). . . . . . . . . . . . . . . . . . .		103,390,995
	. . . . . . . . .		Securities on Loan

Money Market Funds-0.06%			(Cost $2,034,754) . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	2,034,790
			TOTAL INVESTMENTS IN SECURITIES-101.81%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)			(Cost $125,796,638). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	105,482,188
(Cost $56,403) . . . . . . . . . . . . . . . . . . . . . . . . .	56,403	56,403	OTHER ASSETS LESS LIABILITIES-(1.81)% . . . . .	. . . . . . . . . .	(1,872,463)
TOTAL INVESTMENTS IN SECURITIES
			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$103,609,725
(excluding investments purchased with cash collateral

from securities on loan)-99.85%
(Cost $123,761,884). . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .	103,447,398

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income

Invesco Ltd.	$-	$1,361,501	$(163,134)	$(207,936)	$(21,412)	$969,019	$-

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	34.29
Financials	16.84

Energy	13.91
Industrials	12.85

Consumer Discretionary	11.19
Materials	6.84

Sector Types Each Less Than 3%	3.87
Money Market Funds Plus Other Assets
Less Liabilities	0.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-7.99%
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,348,304	$82,707,267
Interpublic Group of Cos., Inc. (The) . . . . . . . .	3,010,600	64,306,416
Omnicom Group, Inc.. . . . . . . . . . . . . . . . . . . . .	715,318	49,557,231
Verizon Communications, Inc. . . . . . . . . . . . . .	1,133,609	61,396,263
		257,967,177
Consumer Discretionary-4.02%
General Motors Co. . . . . . . . . . . . . . . . . . . . . . .	2,096,429	63,941,085
H&R Block, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	3,173,609	65,598,498
		129,539,583
Consumer Staples-12.27%
Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,193,756	88,561,929
General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,180,034	57,821,666
JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . .	534,484	55,046,507
Kellogg Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	816,234	49,357,670
Molson Coors Beverage Co., Class B . . . . . . . .	1,122,234	55,674,029
Philip Morris International, Inc.. . . . . . . . . . . . .	1,091,571	89,366,918
		395,828,719
Energy-11.12%
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	611,627	57,089,264
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,283,669	66,031,934
Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . . . . .	3,604,890	69,105,741
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,079,594	72,030,512
Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . .	4,967,823	94,637,028
		358,894,479
Financials-14.55%
Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	999,423	52,609,627
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . .	2,771,123	60,299,637
Huntington Bancshares, Inc.. . . . . . . . . . . . . . .	4,855,238	59,573,770
People's United Financial, Inc. . . . . . . . . . . . . .	4,574,555	63,998,024
Principal Financial Group, Inc. . . . . . . . . . . . . .	1,262,862	56,058,444
Progressive Corp. (The) . . . . . . . . . . . . . . . . . .	877,222	64,177,562
Prudential Financial, Inc.. . . . . . . . . . . . . . . . . .	790,262	59,625,268
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . . . . . .	1,299,340	53,078,039
		469,420,371
Health Care-3.94%
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . .	1,063,619	73,772,614
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,598,581	53,424,577
		127,197,191
Industrials-2.83%
3M Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	317,410	47,370,268
United Parcel Service, Inc., Class B . . . . . . . . .	487,002	44,068,811
		91,439,079
Information Technology-2.38%
International Business Machines Corp. . . . . . .	591,088	76,930,103
	Shares	Value
Materials-3.58%
Amcor PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,490,688	$ 51,173,212
International Paper Co. . . . . . . . . . . . . . . . . . . .	1,738,839	64,267,490
		115,440,702
Real Estate-22.53%
Healthpeak Properties, Inc. . . . . . . . . . . . . . . .	2,009,820	63,590,705
Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . .	4,373,175	63,323,574
Iron Mountain, Inc.. . . . . . . . . . . . . . . . . . . . . . .	3,493,996	106,252,418
Kimco Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	4,602,697	79,856,793
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . .	289,839	60,611,132
Simon Property Group, Inc. . . . . . . . . . . . . . . .	666,380	82,018,050
Ventas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,616,309	86,908,935
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . .	1,021,514	54,732,720
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	847,617	63,418,704
Weyerhaeuser Co. . . . . . . . . . . . . . . . . . . . . . . .	2,554,714	66,371,470
		727,084,501
Utilities-14.78%
CenterPoint Energy, Inc.. . . . . . . . . . . . . . . . . .	2,760,324	63,542,658
Consolidated Edison, Inc. . . . . . . . . . . . . . . . . .	605,354	47,714,002
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . .	913,666	71,430,408
Duke Energy Corp.. . . . . . . . . . . . . . . . . . . . . . .	738,598	67,729,437
Edison International. . . . . . . . . . . . . . . . . . . . . .	739,001	49,653,477
Pinnacle West Capital Corp. . . . . . . . . . . . . . . .	593,900	53,148,111
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,180,329	65,431,673
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . .	963,216	58,139,718
		476,789,484
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral
from securities on loan)-99.99%
(Cost $3,588,085,577) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,226,531,389

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.13%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . . .	3,161,369	3,161,369
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d) . . . . . . . . . . . . . . . . . . . . . .	1,053,263	1,053,790
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $4,215,159) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4,215,159
TOTAL INVESTMENTS IN SECURITIES-100.12%
(Cost $3,592,300,736) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,230,746,548
OTHER ASSETS LESS LIABILITIES-(0.12)%. . . . . . . . . . . . . .		(3,907,677)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$3,226,838,871

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Real Estate	22.53
Utilities	14.78

Financials	14.55
Consumer Staples	12.27

Energy	11.12
Communication Services	7.99

Consumer Discretionary	4.02
Health Care	3.94

Materials	3.58
Sector Types Each Less Than 3%	5.21

Money Market Funds Plus Other Assets
Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® Low Volatility ETF (SPLV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-4.68%
AT&T, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,107,628	$ 109,450,658
Charter Communications, Inc., Class A(b) . . .	227,872	112,379,634
Comcast Corp., Class A . . . . . . . . . . . . . . . . .	2,484,643	100,454,117
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . .	1,457,305	100,962,090
Verizon Communications, Inc. . . . . . . . . . . . .	2,351,769	127,371,809
		550,618,308
Consumer Discretionary-2.90%
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . .	480,546	104,682,141
McDonald's Corp.. . . . . . . . . . . . . . . . . . . . . . .	636,798	123,647,068
Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,267,838	113,154,541
		341,483,750
Consumer Staples-9.84%
Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . .	2,030,050	108,587,374
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . .	1,566,987	105,881,312
Costco Wholesale Corp. . . . . . . . . . . . . . . . . .	409,390	115,095,905
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . .	766,420	110,356,816
Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . .	2,395,478	99,651,885
Mondelez International, Inc., Class A . . . . . .	2,165,298	114,327,734
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,047,613	138,316,344
Procter & Gamble Co. (The) . . . . . . . . . . . . . .	1,060,669	120,099,551
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,684,183	112,250,797
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,225,230	131,932,766
		1,156,500,484
Energy-0.93%
Kinder Morgan, Inc.. . . . . . . . . . . . . . . . . . . . .	5,713,130	109,520,702
Financials-16.75%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,600,106	111,414,542
Allstate Corp. (The). . . . . . . . . . . . . . . . . . . . .	1,026,794	108,070,068
American Express Co. . . . . . . . . . . . . . . . . . . .	882,632	97,027,736
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . .	1,222,879	119,218,474
Assurant, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	799,083	96,361,419
Berkshire Hathaway, Inc., Class B(b) . . . . . . .	666,923	137,612,892
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	789,269	114,467,683
Cincinnati Financial Corp. . . . . . . . . . . . . . . . .	1,057,991	98,647,081
Everest Re Group Ltd. . . . . . . . . . . . . . . . . . .	426,293	105,669,509
Globe Life, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	1,177,732	109,128,647
Hartford Financial Services Group, Inc.
(The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,287,264	114,248,837
Intercontinental Exchange, Inc. . . . . . . . . . . .	1,356,994	121,071,004
Loews Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,151,516	98,173,675
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . .	1,135,914	118,771,168
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	981,754	100,678,873
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . .	878,258	105,224,091
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	2,292,336	106,456,084
W.R. Berkley Corp. . . . . . . . . . . . . . . . . . . . . .	1,588,839	106,674,650
		1,968,916,433
Health Care-4.62%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . .	1,285,482	99,020,678
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . .	875,264	117,705,503
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . .	1,203,662	121,172,653
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . .	1,388,064	106,270,180
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	521,876	99,464,347
		543,633,361
	Shares	Value
Industrials-8.83%
AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,153,038	$99,161,268
Honeywell International, Inc. . . . . . . . . . . . . .	653,672	106,005,988
IHS Markit Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	1,613,069	114,915,035
Johnson Controls International PLC . . . . . . .	2,773,582	101,429,894
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . .	290,811	107,562,265
Republic Services, Inc. . . . . . . . . . . . . . . . . . .	1,637,357	147,787,843
Roper Technologies, Inc. . . . . . . . . . . . . . . . .	291,393	102,482,918
Verisk Analytics, Inc.. . . . . . . . . . . . . . . . . . . .	813,479	126,178,728
Waste Management, Inc. . . . . . . . . . . . . . . . .	1,194,516	132,364,318
		1,037,888,257
Information Technology-5.46%
Accenture PLC, Class A . . . . . . . . . . . . . . . . .	605,959	109,430,136
Automatic Data Processing, Inc. . . . . . . . . . .	644,627	99,749,582
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . .	1,066,427	110,257,888
Jack Henry & Associates, Inc. . . . . . . . . . . . .	715,763	108,609,878
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,460,740	113,178,135
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . .	556,227	101,099,819
		642,325,438
Materials-0.93%
Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	604,680	109,114,506
Real Estate-17.86%
Alexandria Real Estate Equities, Inc. . . . . . . .	766,855	116,469,937
Apartment Investment & Management Co.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,573,399	123,111,408
AvalonBay Communities, Inc. . . . . . . . . . . . .	645,869	129,554,863
Boston Properties, Inc. . . . . . . . . . . . . . . . . . .	929,436	119,841,478
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	3,730,783	121,138,524
Equity Residential . . . . . . . . . . . . . . . . . . . . . .	1,742,666	130,874,217
Essex Property Trust, Inc. . . . . . . . . . . . . . . .	429,001	121,561,723
Extra Space Storage, Inc. . . . . . . . . . . . . . . . .	1,128,324	113,238,597
Federal Realty Investment Trust . . . . . . . . . .	1,078,423	125,463,732
Mid-America Apartment Communities, Inc. .	987,098	127,592,287
Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,185,110	99,881,071
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . .	565,954	118,352,300
Realty Income Corp. . . . . . . . . . . . . . . . . . . . .	1,539,130	111,417,621
Regency Centers Corp.. . . . . . . . . . . . . . . . . .	2,043,394	117,372,551
SL Green Realty Corp. . . . . . . . . . . . . . . . . . .	1,245,240	97,676,626
UDR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,848,870	128,142,173
Vornado Realty Trust . . . . . . . . . . . . . . . . . . .	1,909,417	102,306,563
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,282,176	95,932,408
		2,099,928,079
Utilities-27.23%
Alliant Energy Corp. . . . . . . . . . . . . . . . . . . . .	2,721,363	141,837,440
Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	1,774,635	140,196,165
American Electric Power Co., Inc. . . . . . . . . .	1,518,757	135,564,250
American Water Works Co., Inc. . . . . . . . . . .	1,020,080	126,143,093
Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . .	1,324,017	136,704,755
CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	2,207,446	133,373,887
Consolidated Edison, Inc. . . . . . . . . . . . . . . . .	1,740,041	137,150,032
Dominion Energy, Inc.. . . . . . . . . . . . . . . . . . .	1,708,858	133,598,518
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . .	1,236,533	138,083,640
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . .	1,681,279	154,173,284
Entergy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,133,267	132,490,245
Evergy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,276	130,718,037
Eversource Energy . . . . . . . . . . . . . . . . . . . . .	1,751,957	151,474,202
Exelon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,750,781	118,586,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value
Utilities-(continued)
FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . . .	2,807,616	$125,023,141
NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . .	558,460	141,156,350
NiSource, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	4,334,228	117,110,841
Pinnacle West Capital Corp. . . . . . . . . . . . . . .	1,443,154	129,147,851
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,649,801	109,530,528
Public Service Enterprise Group, Inc. . . . . . .	2,729,354	140,043,154
Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . .	914,894	127,883,883
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . .	2,185,848	131,937,785
WEC Energy Group, Inc. . . . . . . . . . . . . . . . . .	1,478,287	136,490,239
Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,141,270	133,443,946
		3,201,861,435
TOTAL INVESTMENTS IN SECURITIES-100.03%
(Cost $11,964,911,568) . . . . . . . . . . . . . . . . . . . . . . . . . .		11,761,790,753
OTHER ASSETS LESS LIABILITIES-(0.03)% . . . . . . . . . . . .		(3,106,167)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$11,758,684,586

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Utilities	27.23
Real Estate	17.86

Financials	16.75
Consumer Staples	9.84

Industrials	8.83
Information Technology	5.46

Communication Services	4.68
Health Care	4.62

Sector Types Each Less Than 3%	4.76
Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares ValueShares Value

Common Stocks & Other Equity Interests-99.88%			Financials-(continued)
Communication Services-5.00%			Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	129	$ 18,709
Alphabet, Inc., Class C(b) . . . . . . . . . . . . . . . . . . . . . . .	18	$24,108	Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120	7,615
AT&T, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	777	27,366	JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . . .	225	26,125
CenturyLink, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75	905	Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . . . . .	293	30,636
Verizon Communications, Inc. . . . . . . . . . . . . . . . . . .	390	21,123	Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . . .	97	7,097
			Travelers Cos., Inc. (The)	31	3,714
		73,502
			Wells Fargo & Co	314	12,827
Consumer Discretionary-14.35%
					156,294
Amazon.com, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	16	30,140

Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	8,284	Health Care-13.33%
H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	253	5,229	Becton, Dickinson and Co.. . . . . . . . . . . . . . . . . . . . . .	9	2,140
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	85	18,516	Cerner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	205	14,200
Kohl's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58	2,271	Cigna Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98	17,928
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	145	28,155	CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	475	28,111
Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	35	4,240	HCA Healthcare, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	65	8,256
NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .	315	28,155	Humana, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	2,877
Norwegian Cruise Line Holdings Ltd.(b) . . . . . . . . . . .	66	2,459	Intuitive Surgical, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	6	3,204
PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78	5,781	Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . . .	196	26,358
Ralph Lauren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	44	4,642	Laboratory Corp. of America Holdings(b) . . . . . . . . .	64	11,244
Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	291	6,824	Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	256	25,772
TJX Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	455	27,209	Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	88	9,333
VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	297	21,384	Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59	11,245
Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200	17,850	UnitedHealth Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	130	33,145
			Universal Health Services, Inc., Class B	19	2,351
		211,139
Consumer Staples-12.17%			Industrials-8.12%		196,164

Campbell Soup Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	189	8,528
Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	329	17,598	Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15	4,127
Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . . . . .	266	17,974	Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	29,608
Conagra Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	419	11,183	Delta Air Lines, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	33	1,522
Constellation Brands, Inc., Class A. . . . . . . . . . . . . . .	8	1,379	General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . . . .	79	12,616
General Mills, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	449	22,001	Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	9,617
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22	3,168	Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	282	25,453
Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	290	12,064	Rollins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	174	6,515
JM Smucker Co. (The). . . . . . . . . . . . . . . . . . . . . . . . .	127	13,080	Waste Management, Inc. . . . . . . . . . . . . . . . . . . . . . . .	271	30,029
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Kellogg Co	105	6,349			119,487
Kimberly-Clark Corp	44	5,772
			Information Technology-18.37%
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	127	18,566
			Accenture PLC, Class A. . . . . . . . . . . . . . . . . . . . . . . .	61	11,016
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . . . . . .	135	8,425
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . . . .	127	14,380	Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99	34,167
			Alliance Data Systems Corp. . . . . . . . . . . . . . . . . . . . .	10	859
Sysco Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	114	7,598
			Analog Devices, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	45	4,907
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	148	10,039
			Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53	14,488
Walgreens Boots Alliance, Inc. . . . . . . . . . . . . . . . . . .	19	870
			Applied Materials, Inc	24	1,395

		178,974
			Automatic Data Processing, Inc. . . . . . . . . . . . . . . . .	59	9,130

Energy-2.52%			Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	168	6,708
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64	5,974	Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	86	8,892
Diamondback Energy, Inc.. . . . . . . . . . . . . . . . . . . . . .	63	3,906	Cognizant Technology Solutions Corp., Class A . . . .	293	17,852
Exxon Mobil Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156	8,024	Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	80	14,718
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . .	183	5,991	Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	475	26,372
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	158	10,542	Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71	18,875
Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	137	2,610	Micron Technology, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	61	3,206
			Microsoft Corp	221	35,804
		37,047
			NVIDIA Corp	13	3,511
Financials-10.62%
			Oracle Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47	2,325
American International Group, Inc. . . . . . . . . . . . . . .	34	1,433
			QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	345	27,013
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54	11,232
			salesforce.com, inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	13	2,215
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . .	361	10,288	Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	234	26,709
Berkshire Hathaway, Inc., Class B(b)	129	26,618
					270,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Materials-1.95%			Utilities-(continued)
Corteva, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	106	$2,883	Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . . . . . .	107	$9,251
Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	577	25,752	NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	99	25,023
		28,635	.. . . . . . . . . . . . .Public Service Enterprise Group, Inc	459	23,551
			Sempra Energy	16	2,237
Real Estate-4.89%
			Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	445	26,860
American Tower Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	80	18,144
			WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	29	2,678
Crown Castle International Corp	162	23,213

					125,866
Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . . . . . . .	853	12,352

Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	111	9,355	Total Common Stocks & Other Equity Interests
Public Storage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36	7,528	(Cost $1,292,828) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,469,216
. . . . . . . . . . . . . . . . . . . . .Simon Property Group, Inc	11	1,354	Money Market Funds-0.42%
		71,946
Utilities-8.56%			Invesco Premier U.S. Government Money Portfolio,

	59	4,661	Institutional Class, 1.46%(c)
Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			(Cost $6,208). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,208	6,208
American Electric Power Co., Inc. . . . . . . . . . . . . . . .	35	3,124
			TOTAL INVESTMENTS IN SECURITIES-100.30%
CenterPoint Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .	250	5,755
Consolidated Edison, Inc.. . . . . . . . . . . . . . . . . . . . . . .	22	1,734	(Cost $1,299,036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,475,424
Dominion Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	184	14,385	OTHER ASSETS LESS LIABILITIES-(0.30)% . . . . . . . . . . . . . . . . . .		(4,449)
DTE Energy Co	14	1,563
			NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . .		$1,470,975
Duke Energy Corp	55	5,044				. . . . . . . .

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	18.37
Consumer Discretionary	14.35

Health Care	13.33
Consumer Staples	12.17

Financials	10.62
Utilities	8.56

Industrials	8.12
Communication Services	5.00

Real Estate	4.89
Sector Types Each Less Than 3%	4.47

Money Market Funds Plus Other Assets
Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500 Momentum ETF (SPMO)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.38%
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,557	$230,539
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .	14,023	1,649,806
		1,880,345
Consumer Discretionary-9.23%
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	337	347,956
Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . . . . .	364	281,583
Dollar General Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	2,397	360,269
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,456	1,836,072
O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . . . . .	539	198,740
Starbucks Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,858	1,479,033
Tractor Supply Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,149	101,698
Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	490	125,974
Yum! Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,512	402,696
		5,134,021
Consumer Staples-14.74%
Church & Dwight Co., Inc. . . . . . . . . . . . . . . . . . . . . .	2,291	159,270
Costco Wholesale Corp.. . . . . . . . . . . . . . . . . . . . . . .	3,513	987,645
Estee Lauder Cos., Inc. (The), Class A . . . . . . . . . .	1,869	343,148
Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,338	336,649
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,252	183,030
Mondelez International, Inc., Class A. . . . . . . . . . . .	13,712	723,994
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . . . .	34,907	3,952,520
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . . . .	3,039	206,135
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,133	1,306,481
		8,198,872
Financials-5.86%
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . .	5,683	624,732
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,285	475,280
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . . . .	1,931	188,253
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . .	1,919	178,928
CME Group, Inc., Class A. . . . . . . . . . . . . . . . . . . . . .	3,104	617,137
Intercontinental Exchange, Inc. . . . . . . . . . . . . . . . .	4,215	376,062
MarketAxess Holdings, Inc.. . . . . . . . . . . . . . . . . . . .	552	179,030
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	714	210,944
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . . . .	5,586	408,672
		3,259,038
Health Care-11.09%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . . . .	16,453	1,267,375
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . . . . .	9,310	348,101
Cooper Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . . . . .	377	122,363
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,544	946,131
Edwards Lifesciences Corp.(b) . . . . . . . . . . . . . . . . .	1,887	386,533
IQVIA Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,386	193,333
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,827	1,824,195
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,611	497,630
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,360	580,883
		6,166,544
Industrials-3.33%
Allegion PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	777	89,347
Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	636	169,647
Copart, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,523	128,663
Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	1,966	253,693
Republic Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	2,170	195,864
TransDigm Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	350	195,234
	Shares	Value
Industrials-(continued)
Verisk Analytics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,877	$ 291,141
Waste Management, Inc.. . . . . . . . . . . . . . . . . . . . . .	4,781	529,783
		1,853,372
Information Technology-32.11%
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . . . .	4,784	863,943
Advanced Micro Devices, Inc.(b) . . . . . . . . . . . . . . . .	6,562	298,440
Automatic Data Processing, Inc. . . . . . . . . . . . . . . .	3,357	519,462
Cadence Design Systems, Inc.(b) . . . . . . . . . . . . . . .	3,402	225,008
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	36,564	1,460,000
Fidelity National Information Services, Inc.. . . . . . .	5,620	785,226
Fiserv, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,485	599,840
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	678	180,206
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,666	306,494
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,072	550,841
Keysight Technologies, Inc.(b). . . . . . . . . . . . . . . . . .	1,798	170,379
Mastercard, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	7,610	2,208,802
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,583	6,088,822
Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,490	246,863
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,637	204,315
Synopsys, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,588	219,033
VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	940	178,365
Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,209	2,582,628
Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,080	173,659
		17,862,326
Materials-2.84%
Air Products and Chemicals, Inc. . . . . . . . . . . . . . . .	2,719	597,120
Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,217	367,590
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,396	612,808
		1,577,518
Real Estate-8.22%
American Tower Corp. . . . . . . . . . . . . . . . . . . . . . . .	6,054	1,373,047
Apartment Investment & Management Co.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,090	52,146
AvalonBay Communities, Inc.. . . . . . . . . . . . . . . . . .	1,124	225,463
Crown Castle International Corp. . . . . . . . . . . . . . . .	3,546	508,106
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,038	228,154
Essex Property Trust, Inc.. . . . . . . . . . . . . . . . . . . . .	622	176,250
Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . . . .	1,029	103,270
Healthpeak Properties, Inc. . . . . . . . . . . . . . . . . . . .	4,173	132,034
Mid-America Apartment Communities, Inc. . . . . . .	869	112,327
Prologis, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,019	423,001
Realty Income Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	2,912	210,800
SBA Communications Corp., Class A. . . . . . . . . . . .	1,681	445,616
UDR, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,422	108,942
Ventas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,880	154,858
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,270	319,481
		4,573,495
Utilities-9.14%
AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,579	93,337
Alliant Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,774	92,461
Ameren Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,246	177,434
American Electric Power Co., Inc. . . . . . . . . . . . . . .	4,998	446,121
American Water Works Co., Inc. . . . . . . . . . . . . . . .	1,970	243,610
Atmos Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	930	96,022
CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,527	152,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Momentum ETF (SPMO)—(continued)

February 29, 2020 (Unaudited)

Shares ValueShares Value

Utilities-(continued)			Money Market Funds-0.11%
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,498	$ 167,282	Invesco Premier U.S. Government Money
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,394	279,882	Portfolio, Institutional Class, 1.46%(c)
Eversource Energy. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,444	297,768	(Cost $62,769) . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,769	$62,769
.. . . . . . . . . . . . . . . . . . . . . . . . . . . .FirstEnergy Corp	5,222	232,536	TOTAL INVESTMENTS IN SECURITIES-100.05%
NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,880	1,233,469
			(Cost $55,135,037) . . . . . . . . . . . . . . . . . . . . . .		55,650,894
Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . . .	770	68,907		. . . . . . . .
			OTHER ASSETS LESS LIABILITIES-(0.05)%. . . . .		(28,165)
Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,170	303,323		. . . . . . . .

			NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .		$55,622,729
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	8,363	504,791		. . . . . . . .
WEC Energy Group, Inc	3,629	335,066

Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,743	357,904
		5,082,594
Total Common Stocks & Other Equity Interests
(Cost $55,072,268) . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	55,588,125

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Information Technology	32.11
Consumer Staples	14.74

Health Care	11.09
Consumer Discretionary	9.23

Utilities	9.14
Real Estate	8.22

Financials	5.86
Communication Services	3.38

Industrials	3.33
Materials	2.84

Money Market Funds Plus Other Assets
Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-1.17%
Cable One, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	24,771	$38,965,278
Consumer Discretionary-6.24%
Choice Hotels International, Inc. . . . . . . . . . .	452,134	41,270,792
Cracker Barrel Old Country Store, Inc. . . . . .	248,794	35,659,644
Dunkin' Brands Group, Inc. . . . . . . . . . . . . . . .	611,976	40,708,644
Graham Holdings Co., Class B . . . . . . . . . . . .	89,406	44,960,489
Service Corp. International. . . . . . . . . . . . . . .	956,651	45,718,351
		208,317,920
Consumer Staples-3.83%
Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . .	2,227,906	47,966,816
Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . .	372,603	37,729,780
Tootsie Roll Industries, Inc.(c) . . . . . . . . . . . . .	1,309,609	42,012,257
		127,708,853
Financials-17.74%
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	57,035	38,341,779
American Financial Group, Inc. . . . . . . . . . . .	497,214	45,952,518
Bank of Hawaii Corp.. . . . . . . . . . . . . . . . . . . .	514,175	38,264,903
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . .	982,112	42,240,637
Commerce Bancshares, Inc.. . . . . . . . . . . . . .	646,044	39,434,526
First American Financial Corp. . . . . . . . . . . . .	711,787	40,643,038
Fulton Financial Corp. . . . . . . . . . . . . . . . . . . .	2,409,890	34,822,911
Hanover Insurance Group, Inc. (The) . . . . . .	447,236	53,015,355
Old Republic International Corp. . . . . . . . . . .	2,005,779	39,553,962
Reinsurance Group of America, Inc. . . . . . . .	312,072	38,082,146
RenaissanceRe Holdings Ltd. (Bermuda) . . .	237,673	40,499,479
RLI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	438,006	35,206,922
Selective Insurance Group, Inc. . . . . . . . . . . .	654,641	36,515,875
Trustmark Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,232,802	33,162,374
Washington Federal, Inc. . . . . . . . . . . . . . . . .	1,216,860	36,493,631
		592,230,056
Health Care-2.27%
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	97,595	40,757,624
Hill-Rom Holdings, Inc. . . . . . . . . . . . . . . . . . .	363,466	34,910,909
		75,668,533
Industrials-8.59%
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . .	277,572	33,291,986
EMCOR Group, Inc. . . . . . . . . . . . . . . . . . . . . .	450,880	34,681,690
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	717,767	35,400,268
Hubbell, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	270,041	35,980,263
MSA Safety, Inc. . . . . . . . . . . . . . . . . . . . . . . .	296,856	36,118,469
Teledyne Technologies, Inc.(b) . . . . . . . . . . . .	106,177	35,815,626
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	519,093	37,078,813
Watsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	243,690	38,254,456
		286,621,571
Information Technology-1.13%
Tyler Technologies, Inc.(b) . . . . . . . . . . . . . . .	120,495	37,757,108
Materials-7.59%
AptarGroup, Inc. . . . . . . . . . . . . . . . . . . . . . . .	468,160	47,316,931
Ashland Global Holdings, Inc. . . . . . . . . . . . . .	534,002	38,202,503
NewMarket Corp.. . . . . . . . . . . . . . . . . . . . . . .	103,455	40,201,579
RPM International, Inc. . . . . . . . . . . . . . . . . . .	578,024	37,057,119
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	1,685,944	$ 48,268,577
Sonoco Products Co.. . . . . . . . . . . . . . . . . . . .	877,673	42,312,615
		253,359,324
Real Estate-31.73%
American Campus Communities, Inc. . . . . . .	1,134,372	49,277,120
Brixmor Property Group, Inc.. . . . . . . . . . . . .	2,179,552	39,689,642
Camden Property Trust . . . . . . . . . . . . . . . . .	508,785	53,921,034
CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . .	351,648	36,476,447
Corporate Office Properties Trust . . . . . . . . .	1,549,887	39,274,137
Cousins Properties, Inc. . . . . . . . . . . . . . . . . .	1,029,563	36,745,103
Douglas Emmett, Inc. . . . . . . . . . . . . . . . . . . .	1,205,980	46,044,316
EastGroup Properties, Inc. . . . . . . . . . . . . . . .	404,260	50,827,610
EPR Properties. . . . . . . . . . . . . . . . . . . . . . . . .	771,145	45,682,630
First Industrial Realty Trust, Inc. . . . . . . . . . .	1,215,764	46,806,914
Healthcare Realty Trust, Inc. . . . . . . . . . . . . .	1,337,138	45,863,833
Highwoods Properties, Inc.. . . . . . . . . . . . . . .	915,634	41,093,654
JBG SMITH Properties. . . . . . . . . . . . . . . . . . .	1,386,132	50,843,322
Kilroy Realty Corp. . . . . . . . . . . . . . . . . . . . . .	603,022	43,833,669
Lamar Advertising Co., Class A . . . . . . . . . . .	489,409	40,983,110
Life Storage, Inc. . . . . . . . . . . . . . . . . . . . . . . .	422,600	45,602,766
Medical Properties Trust, Inc. . . . . . . . . . . . .	1,626,716	34,372,509
National Retail Properties, Inc. . . . . . . . . . . .	825,722	41,987,964
Omega Healthcare Investors, Inc. . . . . . . . . .	917,278	36,324,209
PS Business Parks, Inc.. . . . . . . . . . . . . . . . . .	279,788	41,562,507
Sabra Health Care REIT, Inc. . . . . . . . . . . . . .	1,791,502	35,023,864
Service Properties Trust. . . . . . . . . . . . . . . . .	2,112,027	38,185,448
Spirit Realty Capital, Inc. . . . . . . . . . . . . . . . .	853,799	38,847,855
Urban Edge Properties . . . . . . . . . . . . . . . . . .	2,359,471	38,223,430
Weingarten Realty Investors . . . . . . . . . . . . .	1,550,428	41,753,026
		1,059,246,119
Utilities-19.55%
ALLETE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	700,287	48,312,800
Black Hills Corp.. . . . . . . . . . . . . . . . . . . . . . . .	603,433	43,567,863
Essential Utilities, Inc. . . . . . . . . . . . . . . . . . . .	907,883	39,048,048
Hawaiian Electric Industries, Inc. . . . . . . . . . .	1,346,000	57,662,640
IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	561,706	54,283,268
MDU Resources Group, Inc. . . . . . . . . . . . . . .	1,757,542	48,736,640
National Fuel Gas Co. . . . . . . . . . . . . . . . . . . .	1,043,310	38,195,579
New Jersey Resources Corp. . . . . . . . . . . . . .	1,114,424	39,350,311
NorthWestern Corp.. . . . . . . . . . . . . . . . . . . . .	783,073	55,081,355
OGE Energy Corp. . . . . . . . . . . . . . . . . . . . . . .	1,365,773	52,035,951
ONE Gas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	582,756	47,867,578
PNM Resources, Inc. . . . . . . . . . . . . . . . . . . . .	913,651	43,014,689
Southwest Gas Holdings, Inc. . . . . . . . . . . . . .	585,767	37,887,409
Spire, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	635,254	47,675,813
		652,719,944
Total Common Stocks & Other Equity Interests
(Cost $3,511,847,881) . . . . . . . . . . . . . .	. . . . . . . . . . . .	3,332,594,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)

February 29, 2020

(Unaudited)

Shares	Value	Shares	Value

Money Market Funds-0.01%

Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(d)
(Cost $374,561) . . . . . . . . . . . . . . . . . . . . .	374,561

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.85%

(Cost $3,512,222,442) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$374,561

3,332,969,267

Money Market Funds-(continued)

Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . .	9,541,663	$9,546,434
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $38,184,761) . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	38,185,715
TOTAL INVESTMENTS IN SECURITIES-100.99%
(Cost $3,550,407,203) . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	3,371,154,982
OTHER ASSETS LESS LIABILITIES-(0.99)%. . . .	. . . . . . . . . .	(33,017,124)

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.14%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . 28,639,281	28,639,281

Investment Abbreviations:

REIT -Real Estate Investment Trust

NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,338,137,858

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Real Estate	31.73
Utilities	19.55

Financials	17.74
Industrials	8.59

Materials	7.59
Consumer Discretionary	6.24

Consumer Staples	3.83
Sector Types Each Less Than 3%	4.57

Money Market Funds Plus Other Assets
Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-5.47%
Cogent Communications Holdings, Inc.. . . . . . . . . .	4,097	$299,122
E.W. Scripps Co. (The), Class A . . . . . . . . . . . . . . . .	7,062	84,038
Marcus Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	5,419	144,796
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,665	117,610
Spok Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	29,259	291,419
		936,985
Consumer Discretionary-6.10%
Cato Corp. (The), Class A . . . . . . . . . . . . . . . . . . . . .	37,168	601,007
Designer Brands, Inc., Class A . . . . . . . . . . . . . . . . .	32,853	443,844
		1,044,851
Consumer Staples-10.05%
Andersons, Inc. (The) . . . . . . . . . . . . . . . . . . . . . . . .	9,128	167,681
B&G Foods, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,940	531,912
Inter Parfums, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,778	106,787
Universal Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,100	399,735
Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,349	515,335
		1,721,450
Energy-2.07%
Archrock, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,314	354,714
Financials-26.11%
Apollo Commercial Real Estate Finance, Inc. . . . . .	28,841	467,224
ARMOUR Residential REIT, Inc. . . . . . . . . . . . . . . . .	31,009	560,643
Granite Point Mortgage Trust, Inc. . . . . . . . . . . . . .	26,062	427,938
Invesco Mortgage Capital, Inc.(c) . . . . . . . . . . . . . . .	33,653	541,140
KKR Real Estate Finance Trust, Inc. . . . . . . . . . . . .	21,089	414,188
New York Mortgage Trust, Inc. . . . . . . . . . . . . . . . .	92,978	529,975
PennyMac Mortgage Investment Trust . . . . . . . . . .	19,123	395,846
Ready Capital Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	34,486	500,047
Redwood Trust, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	21,798	372,310
Waddell & Reed Financial, Inc., Class A . . . . . . . . . .	19,117	263,050
		4,472,361
Health Care-1.90%
Computer Programs & Systems, Inc.. . . . . . . . . . . .	4,656	124,688
Luminex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,633	114,713
Meridian Bioscience, Inc.. . . . . . . . . . . . . . . . . . . . . .	10,809	86,364
		325,765
Industrials-7.97%
ABM Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	4,949	162,921
Greenbrier Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	9,798	237,405
Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,653	155,680
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,917	230,704
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . .	12,379	172,192
Resources Connection, Inc. . . . . . . . . . . . . . . . . . . .	16,734	209,677
Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . .	17,853	196,026
		1,364,605
Information Technology-7.46%
Benchmark Electronics, Inc. . . . . . . . . . . . . . . . . . . .	3,798	103,230
CSG Systems International, Inc. . . . . . . . . . . . . . . . .	2,713	120,050
Daktronics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,681	234,590
Kulicke & Soffa Industries, Inc. (Singapore) . . . . . .	5,071	115,771
	Shares	Value
Information Technology-(continued)
MTS Systems Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,858	$ 154,860
Progress Software Corp.. . . . . . . . . . . . . . . . . . . . . .	2,610	97,327
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,117	116,669
Xperi Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,462	334,552
		1,277,049
Materials-6.27%
A. Schulman, Inc., CVR(d)(e) . . . . . . . . . . . . . . . . . . .	2,390	1,250
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . .	7,190	181,979
Myers Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	15,396	208,924
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,059	176,718
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,458	191,911
Schweitzer-Mauduit International, Inc., Class A . . .	9,297	313,495
		1,074,277
Real Estate-20.43%
Cedar Realty Trust, Inc. . . . . . . . . . . . . . . . . . . . . . .	192,203	497,806
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . . . . .	32,907	458,723
Global Net Lease, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	28,664	528,851
Hersha Hospitality Trust . . . . . . . . . . . . . . . . . . . . . .	43,820	505,245
Kite Realty Group Trust . . . . . . . . . . . . . . . . . . . . . .	31,695	511,874
Office Properties Income Trust . . . . . . . . . . . . . . . .	16,143	470,246
Whitestone REIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,767	525,606
		3,498,351
Utilities-6.14%
American States Water Co. . . . . . . . . . . . . . . . . . . .	1,197	91,678
Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,232	246,689
California Water Service Group . . . . . . . . . . . . . . . .	2,304	110,500
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,634	178,769
Northwest Natural Holding Co.. . . . . . . . . . . . . . . . .	2,762	181,657
South Jersey Industries, Inc. . . . . . . . . . . . . . . . . . .	8,979	242,882
		1,052,175
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-99.97%
(Cost $19,057,695) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		17,122,583

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.78%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(f)(g) . . . . . . . . . . . . . . .	357,838	357,838
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(f)(g) . . . . . . . . . . . . . . . . . . . . . . . . . .	119,217	119,277
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $477,105) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	477,115
TOTAL INVESTMENTS IN SECURITIES-102.75%
(Cost $19,534,800) . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	17,599,698
OTHER ASSETS LESS LIABILITIES-(2.75)%. . . . . . . . .	. . . . . . . .	(471,298)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$17,128,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)

February 29, 2020

(Unaudited)

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	Gain	February 29, 2020	Income

Invesco Mortgage Capital, Inc.	$679,191	$264,237	$(467,711)	$33,798	$31,625	$541,140	$47,731

(d)Non-income producing security.

(e)Security valued using significant unobservable inputs (Level 3). See Note 5.

(f)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(g)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	26.11
Real Estate	20.43

Consumer Staples	10.05
Industrials	7.97

Information Technology	7.46
Materials	6.27

Utilities	6.14
Consumer Discretionary	6.10

Communication Services	5.47
Sector Types Each Less Than 3%	3.97

Money Market Funds Plus Other Assets
Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-0.73%
Cogent Communications Holdings, Inc. . . . .	226,724	$16,553,119
Consumer Discretionary-1.31%
Monarch Casino & Resort, Inc.(b) . . . . . . . . . .	318,526	15,059,909
Standard Motor Products, Inc.. . . . . . . . . . . .	329,414	14,494,216
		29,554,125
Consumer Staples-2.99%
Calavo Growers, Inc. . . . . . . . . . . . . . . . . . . . .	221,013	16,012,392
Inter Parfums, Inc.. . . . . . . . . . . . . . . . . . . . . .	239,589	14,389,716
J & J Snack Foods Corp.. . . . . . . . . . . . . . . . .	102,860	16,541,945
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	117,931	20,341,918
		67,285,971
Energy-0.64%
Par Pacific Holdings, Inc.(b) . . . . . . . . . . . . . .	875,944	14,531,911
Financials-44.76%
Allegiance Bancshares, Inc. . . . . . . . . . . . . . .	461,060	15,293,360
Ambac Financial Group, Inc.(b) . . . . . . . . . . . .	848,244	16,303,250
Ameris Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	416,464	14,234,739
AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . .	303,362	19,770,102
Apollo Commercial Real Estate Finance,
Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,997,928	32,366,434
ARMOUR Residential REIT, Inc. . . . . . . . . . . .	1,367,191	24,718,813
Banner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	310,390	14,166,200
Berkshire Hills Bancorp, Inc. . . . . . . . . . . . . .	589,306	14,384,959
Brookline Bancorp, Inc.. . . . . . . . . . . . . . . . . .	1,371,463	19,022,192
Capstead Mortgage Corp.. . . . . . . . . . . . . . . .	2,943,955	20,902,080
Central Pacific Financial Corp. . . . . . . . . . . . .	796,844	19,060,508
City Holding Co.. . . . . . . . . . . . . . . . . . . . . . . .	273,666	19,134,727
Columbia Banking System, Inc. . . . . . . . . . . .	455,161	15,111,345
Community Bank System, Inc. . . . . . . . . . . . .	305,004	18,547,293
CVB Financial Corp.. . . . . . . . . . . . . . . . . . . . .	943,815	17,498,330
Employers Holdings, Inc. . . . . . . . . . . . . . . . .	470,534	18,134,380
First Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	1,818,519	14,439,041
First Commonwealth Financial Corp.. . . . . . .	1,440,857	17,002,113
First Financial Bancorp . . . . . . . . . . . . . . . . . .	705,871	14,540,943
First Midwest Bancorp, Inc. . . . . . . . . . . . . . .	856,641	15,548,034
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	582,743	18,577,847
Glacier Bancorp, Inc. . . . . . . . . . . . . . . . . . . . .	431,036	16,073,332
Granite Point Mortgage Trust, Inc. . . . . . . . .	2,300,807	37,779,251
Heritage Financial Corp. . . . . . . . . . . . . . . . . .	701,804	16,274,835
Hope Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . .	1,176,372	14,363,502
Horace Mann Educators Corp. . . . . . . . . . . . .	427,601	16,646,507
Independent Bank Corp. . . . . . . . . . . . . . . . . .	226,384	15,287,711
Invesco Mortgage Capital, Inc.(c) . . . . . . . . . .	1,857,489	29,868,423
KKR Real Estate Finance Trust, Inc. . . . . . . .	1,968,790	38,667,036
NBT Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	555,399	18,711,392
New York Mortgage Trust, Inc. . . . . . . . . . . .	5,153,370	29,374,209
Northfield Bancorp, Inc. . . . . . . . . . . . . . . . . .	1,521,994	21,505,775
Northwest Bancshares, Inc. . . . . . . . . . . . . . .	1,603,218	22,268,698
Old National Bancorp . . . . . . . . . . . . . . . . . . .	1,157,914	18,248,725
Opus Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . .	660,419	15,632,118
PennyMac Mortgage Investment Trust . . . . .	1,202,153	24,884,567
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . .	210,171	14,728,784
Preferred Bank . . . . . . . . . . . . . . . . . . . . . . . .	267,082	13,655,903
ProAssurance Corp. . . . . . . . . . . . . . . . . . . . .	520,035	14,118,950
Provident Financial Services, Inc. . . . . . . . . .	1,010,546	20,190,709
	Shares	Value
Financials-(continued)
Ready Capital Corp.. . . . . . . . . . . . . . . . . . . . .	1,499,848	$ 21,747,796
Redwood Trust, Inc. . . . . . . . . . . . . . . . . . . . .	2,046,030	34,946,192
S&T Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . .	518,464	17,041,912
Safety Insurance Group, Inc. . . . . . . . . . . . . .	241,094	18,983,742
Southside Bancshares, Inc. . . . . . . . . . . . . . .	583,730	18,807,781
Stewart Information Services Corp. . . . . . . .	513,578	18,581,252
Tompkins Financial Corp. . . . . . . . . . . . . . . . .	241,213	19,171,609
TrustCo Bank Corp.. . . . . . . . . . . . . . . . . . . . .	2,679,380	18,380,547
United Community Banks, Inc.. . . . . . . . . . . .	606,429	15,021,246
Veritex Holdings, Inc. . . . . . . . . . . . . . . . . . . .	627,688	15,108,450
Walker & Dunlop, Inc. . . . . . . . . . . . . . . . . . . .	210,019	13,619,732
Westamerica Bancorporation. . . . . . . . . . . . .	350,411	20,260,764
		1,008,708,140
Health Care-2.88%
CONMED Corp.. . . . . . . . . . . . . . . . . . . . . . . . .	179,733	17,009,931
CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	225,895	15,573,201
HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . .	678,008	16,489,155
Select Medical Holdings Corp.(b) . . . . . . . . . .	658,116	15,755,297
		64,827,584
Industrials-9.51%
ABM Industries, Inc. . . . . . . . . . . . . . . . . . . . .	450,161	14,819,300
Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . .	106,646	14,454,799
Applied Industrial Technologies, Inc. . . . . . . .	243,750	14,378,813
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . .	389,825	18,454,316
ESCO Technologies, Inc. . . . . . . . . . . . . . . . . .	198,121	18,013,161
Exponent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	256,259	18,873,475
Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . .	285,397	16,841,277
Heartland Express, Inc. . . . . . . . . . . . . . . . . . .	930,485	16,664,986
Kaman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	295,950	16,413,387
Simpson Manufacturing Co., Inc.. . . . . . . . . .	212,928	16,912,871
UniFirst Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	85,387	15,865,759
Viad Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	336,767	16,905,703
Watts Water Technologies, Inc., Class A. . . .	168,192	15,794,911
		214,392,758
Information Technology-2.28%
ExlService Holdings, Inc.(b) . . . . . . . . . . . . . . .	268,601	20,051,065
ManTech International Corp., Class A . . . . . .	206,462	15,464,004
OSI Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	193,876	15,756,302
		51,271,371
Materials-2.04%
Innospec, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	166,028	14,368,063
Kaiser Aluminum Corp.. . . . . . . . . . . . . . . . . .	161,057	15,227,940
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	185,734	16,313,017
		45,909,020
Real Estate-26.80%
Acadia Realty Trust. . . . . . . . . . . . . . . . . . . . .	1,020,146	23,300,135
Agree Realty Corp. . . . . . . . . . . . . . . . . . . . . .	298,927	21,468,937
American Assets Trust, Inc. . . . . . . . . . . . . . .	547,936	22,711,947
Armada Hoffler Properties, Inc.. . . . . . . . . . .	1,446,800	24,248,368
CareTrust REIT, Inc. . . . . . . . . . . . . . . . . . . . .	858,007	17,906,606
Chatham Lodging Trust . . . . . . . . . . . . . . . . .	1,385,658	19,316,072
Community Healthcare Trust, Inc.. . . . . . . . .	369,307	17,590,092
DiamondRock Hospitality Co. . . . . . . . . . . . . .	2,099,472	19,147,185
Easterly Government Properties, Inc. . . . . . .	1,212,802	28,828,303
Essential Properties Realty Trust, Inc. . . . . .	696,645	15,960,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Four Corners Property Trust, Inc. . . . . . . . . .	859,362	$ 24,655,096
Getty Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	843,576	23,906,944
Global Net Lease, Inc. . . . . . . . . . . . . . . . . . . .	1,091,522	20,138,581
Hersha Hospitality Trust . . . . . . . . . . . . . . . . .	1,228,724	14,167,188
Independence Realty Trust, Inc.(d). . . . . . . . .	1,410,027	18,696,958
Industrial Logistics Properties Trust . . . . . . .	863,651	17,843,030
iStar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,120,569	16,954,210
Kite Realty Group Trust . . . . . . . . . . . . . . . . .	1,119,342	18,077,373

Shares

Money Market Funds-0.05%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(e)

(Cost $1,067,576) . . . . . . . . . . . . . . . . . . . 1,067,576

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.92%

(Cost $2,387,599,083) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$1,067,576

2,251,655,886

Lexington Realty Trust . . . . . . . . . . . . . . . . . .	2,017,632	20,922,844
LTC Properties, Inc. . . . . . . . . . . . . . . . . . . . .	489,344	21,937,291
National Storage Affiliates Trust . . . . . . . . . .	602,028	20,312,425
NexPoint Residential Trust, Inc.. . . . . . . . . . .	321,962	14,327,309
Retail Opportunity Investments Corp.. . . . . .	1,543,641	23,154,615
RPT Realty . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436,379	18,615,472
St. Joe Co. (The)(b) . . . . . . . . . . . . . . . . . . . . .	768,210	15,110,691
Summit Hotel Properties, Inc. . . . . . . . . . . . .	1,719,070	15,935,779
Universal Health Realty Income Trust. . . . . .	135,239	14,567,945
Urstadt Biddle Properties, Inc., Class A . . . .	1,015,095	20,921,108
Washington REIT . . . . . . . . . . . . . . . . . . . . . . .	747,404	20,067,797
Whitestone REIT . . . . . . . . . . . . . . . . . . . . . . .	1,587,504	19,510,424
Xenia Hotels & Resorts, Inc. . . . . . . . . . . . . . .	911,497	13,635,995
		603,936,857
Utilities-5.93%
American States Water Co. . . . . . . . . . . . . . .	279,818	21,431,261
Avista Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	619,481	29,208,529
California Water Service Group . . . . . . . . . . .	408,846	19,608,254
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . .	341,911	23,205,500
Northwest Natural Holding Co. . . . . . . . . . . .	345,699	22,736,623
South Jersey Industries, Inc. . . . . . . . . . . . . .	644,262	17,427,287
		133,617,454
Total Common Stocks & Other Equity Interests
(Cost $2,386,531,507) . . . . . . . . . . . . . . . .	. . . . . . . . . .	2,250,588,310

Investment Abbreviations:

REIT -Real Estate Investment Trust

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.76%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . .	12,909,948	12,909,948
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f) . . . . . . . . . . . . . . . . . . . . .	4,301,165	4,303,316
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $17,212,834) . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	17,213,264
TOTAL INVESTMENTS IN SECURITIES-100.68%
(Cost $2,404,811,917) . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	2,268,869,150
OTHER ASSETS LESS LIABILITIES-(0.68)%. . .	. . . . . . . . . . .	(15,390,460)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$2,253,478,690

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	Gain	February 29, 2020	Income

Invesco Mortgage Capital, Inc.	$22,332,386	$8,733,870	$(2,681,563)	$1,449,442	$34,288	$29,868,423	$1,568,755

(d)All or a portion of this security was out on loan at February 29, 2020.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Financials	44.76
Real Estate	26.80

Industrials	9.51
Utilities	5.93

Sector Types Each Less Than 3%	12.87
Money Market Funds Plus Other Assets
Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P SmallCap Quality ETF (XSHQ)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-0.80%
Glu Mobile, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,489	$17,722
TechTarget, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	548	12,675
		30,397
Consumer Discretionary-10.68%
American Public Education, Inc.(b) . . . . . . . . . . . . . . .	333	7,413
Buckle, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	718	16,248
Cavco Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	180	36,310
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . . . . . .	1,009	23,217
Ethan Allen Interiors, Inc. . . . . . . . . . . . . . . . . . . . . . .	555	7,326
Fossil Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,077	4,943
Fox Factory Holding Corp.(b) . . . . . . . . . . . . . . . . . . . .	855	54,207
Gentherm, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	704	28,709
Haverty Furniture Cos., Inc. . . . . . . . . . . . . . . . . . . . .	385	6,476
Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	362	21,861
PetMed Express, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	581	15,338
Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,412	30,062
Shoe Carnival, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200	5,982
Shutterstock, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	463	17,844
Standard Motor Products, Inc. . . . . . . . . . . . . . . . . . .	424	18,656
Steven Madden Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,959	64,059
Vera Bradley, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	570	4,708
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	785	40,734
		404,093
Consumer Staples-7.00%
Calavo Growers, Inc.(c). . . . . . . . . . . . . . . . . . . . . . . . .	363	26,299
Inter Parfums, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	398	23,904
J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . . . . . . .	353	56,769
John B. Sanfilippo & Son, Inc. . . . . . . . . . . . . . . . . . . .	247	17,337
Medifast, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	407	33,826
National Beverage Corp.(b)(c) . . . . . . . . . . . . . . . . . . .	268	11,334
PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	500	27,845
WD-40 Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	391	67,444
		264,758
Energy-0.90%
Dril-Quip, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	751	26,751
Matrix Service Co.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	590	7,127
		33,878
Financials-17.05%
AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	493	32,129
Community Bank System, Inc. . . . . . . . . . . . . . . . . . .	1,139	69,263
Eagle Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	988	36,971
Employers Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	738	28,442
FGL Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,665	41,928
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	834	26,588
Hanmi Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	757	11,809
Hope Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,798	34,164
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	452	31,676
Preferred Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	364	18,611
ProAssurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,204	32,689
S&T Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	851	27,972
Safety Insurance Group, Inc.. . . . . . . . . . . . . . . . . . . .	343	27,008
ServisFirst Bancshares, Inc. . . . . . . . . . . . . . . . . . . . .	1,296	44,777
Stewart Information Services Corp.. . . . . . . . . . . . . .	565	20,442
Third Point Reinsurance Ltd. (Bermuda)(b) . . . . . . . .	2,018	18,000
	Shares	Value
Financials-(continued)
United Community Banks, Inc. . . . . . . . . . . . . . . . . . .	1,941	$ 48,078
United Fire Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	483	18,518
Waddell & Reed Financial, Inc., Class A(c) . . . . . . . . .	1,987	27,341
Westamerica Bancorporation . . . . . . . . . . . . . . . . . . .	845	48,858
		645,264
Health Care-7.86%
Amphastar Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	786	12,096
AngioDynamics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	930	10,686
CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254	17,511
Eagle Pharmaceuticals, Inc.(b). . . . . . . . . . . . . . . . . . .	211	9,685
HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	651	15,832
HMS Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,009	46,147
Integer Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	801	72,226
Lantheus Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	876	13,622
LeMaitre Vascular, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	351	10,002
Medpace Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	673	60,530
Mesa Laboratories, Inc.(c) . . . . . . . . . . . . . . . . . . . . . .	87	20,818
OraSure Technologies, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,390	8,382
		297,537
Industrials-27.34%
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	927	50,994
Albany International Corp., Class A . . . . . . . . . . . . . .	712	45,618
Brady Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . . .	1,214	57,471
Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	467	22,869
Exponent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,165	85,802
Federal Signal Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,457	42,253
Forrester Research, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	215	7,753
Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	663	39,124
Franklin Electric Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	849	43,885
Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	745	37,749
Harsco Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,979	23,728
Heartland Express, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,229	22,011
Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,752	40,997
John Bean Technologies Corp.. . . . . . . . . . . . . . . . . .	668	64,703
Kaman Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	774	42,926
Kelly Services, Inc., Class A . . . . . . . . . . . . . . . . . . . .	734	12,192
Korn Ferry. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,408	49,252
Marten Transport Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	887	17,332
National Presto Industries, Inc.. . . . . . . . . . . . . . . . . .	135	10,608
Park Aerospace Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	738	10,266
Proto Labs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	611	53,548
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	824	23,657
Simpson Manufacturing Co., Inc. . . . . . . . . . . . . . . . .	1,025	81,416
TrueBlue, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	931	13,853
UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	340	63,175
Wabash National Corp. . . . . . . . . . . . . . . . . . . . . . . . .	1,183	12,989
Watts Water Technologies, Inc., Class A . . . . . . . . . .	626	58,788
		1,034,959
Information Technology-17.60%
Alarm.com Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . . .	931	44,921
Badger Meter, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	711	42,809
Brooks Automation, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,062	71,159
Daktronics, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	834	4,103
Digi International, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	661	8,752
Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	903	39,741
EVERTEC, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,474	43,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Fabrinet (Thailand)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	765	$ 42,167
Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	749	41,262
Kulicke & Soffa Industries, Inc. (Singapore). . . . . . . .	1,524	34,793
NETGEAR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	817	15,417
Onto Innovation, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,163	35,553
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . . . . . .	778	67,725
Progress Software Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,096	40,870
Sanmina Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,534	40,329
SMART Global Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	296	7,945
TTEC Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	422	15,795
Viavi Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	5,246	69,195
		666,284
Materials-7.41%
Balchem Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	710	67,067
FutureFuel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	731	7,434
Hawkins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	202	7,221
Haynes International, Inc. . . . . . . . . . . . . . . . . . . . . . .	305	7,720
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	571	49,414
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . . . . . . .	364	34,416
Myers Industries, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,046	14,194
Neenah, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	394	22,761
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436	38,294
Tredegar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	627	10,697
Warrior Met Coal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	1,204	21,335
		280,553
Real Estate-3.22%
	Shares	Value
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio,
Institutional Class, 1.46%(d)
(Cost $10,339) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,339	$ 10,339
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from
securities on loan)-100.13%
(Cost $4,197,653) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,789,882

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.50%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . . . . .	101,563	101,563
Invesco Liquid Assets Portfolio, Institutional Class,
1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,724	30,740
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $132,301) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	132,303
TOTAL INVESTMENTS IN SECURITIES-103.63%
(Cost $4,329,954) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	3,922,185
OTHER ASSETS LESS LIABILITIES-(3.63)% . . . . . . . . . .	. . . . . . . .	(137,298)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . .	$3,784,887

Lexington Realty Trust . . . . . . . . . . . . . . . . . . . . . . . .	6,688	69,355
Washington REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,954	52,465
		121,820
Total Common Stocks & Other Equity Interests
(Cost $4,187,314) . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	3,779,543

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Industrials	27.34
Information Technology	17.60

Financials	17.05
Consumer Discretionary	10.68

Health Care	7.86
Materials	7.41

Consumer Staples	7.00
Real Estate	3.22

Sector Types Each Less Than 3%	1.70
Money Market Funds Plus Other Assets
Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco S&P
	Invesco Russell	Invesco Russell	Invesco Russell	Invesco S&P	500® ex-Rate	Invesco S&P
	1000 Enhanced	1000 Equal	1000 Low Beta	500 Enhanced	Sensitive Low	500® High
	Equal Weight	Weight ETF	Equal Weight	Value ETF	Volatility	Beta
	ETF (USEQ)	(EQAL)	ETF (USLB)	(SPVU)	ETF (XRLV)	ETF (SPHB)
Assets:
Unaffiliated investments in securities,
at value(a) . . . . . . . . . . . . . . . . . . . . . .	$10,679,308	$514,893,244	$50,927,985	$79,287,792	$124,810,148	$102,421,976
Affiliated investments in securities, at
value. . . . . . . . . . . . . . . . . . . . . . . . . .	188,374	14,779,145	1,189,273	443,805	-	3,060,212
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	83	21	-	-	-
Receivable for:
Dividends . . . . . . . . . . . . . . . . . . . . . .	22,149	962,683	79,264	303,863	248,340	198,159
Securities lending . . . . . . . . . . . . . . .	102	13,048	849	27	-	234
Investments sold. . . . . . . . . . . . . . . .	-	3,011,328	1,604,311	-	-	-
Fund shares sold. . . . . . . . . . . . . . . .	-	-	-	-	-	-
Foreign tax reclaims . . . . . . . . . . . . .	-	690	-	-	-	-

Total assets . . . . . . . . . . . . . . . . . . .	10,889,933	533,660,221	53,801,703	80,035,487	125,058,488	105,680,581
Liabilities:
Due to custodian. . . . . . . . . . . . . . . . . .	1,689	-	-	5,271	132,422	-
Payable for:
Investments purchased . . . . . . . . . .	-	-	-	-	-	-
Collateral upon return of securities
loaned . . . . . . . . . . . . . . . . . . . . . .	173,740	14,520,605	1,161,009	244,129	-	2,034,754
Fund shares repurchased. . . . . . . . .	-	3,017,620	1,603,762	-	-	-
Accrued unitary management fees. . .	3,252	92,141	16,790	9,174	28,056	27,770
Accrued expenses . . . . . . . . . . . . . . . . .	7,166	13,759	8,346	7,545	8,923	8,332

Total liabilities . . . . . . . . . . . . . . . . .	185,847	17,644,125	2,789,907	266,119	169,401	2,070,856
Net Assets . . . . . . . . . . . . . . . . . . . . .
	$10,704,086	$516,016,096	$51,011,796	$79,769,368	$124,889,087	$103,609,725
Net assets consist of:

Shares of beneficial interest . . . . . . . .	$16,078,802	$577,963,019	$70,072,240	$90,107,612	$127,583,460	$185,173,076
Distributable earnings (loss) . . . . . . . .	(5,374,716)	(61,946,923)	(19,060,444)	(10,338,244)	(2,694,373)	(81,563,351)
Net Assets . . . . . . . . . . . . . . . . . . . . .
	$10,704,086	$516,016,096	$51,011,796	$79,769,368	$124,889,087	$103,609,725
Shares outstanding (unlimited

amount authorized, $0.01 par
value) . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	17,100,001	1,600,001	2,500,001	3,350,001	2,550,000
Net asset value . . . . . . . . . . . . . . . . . . .	$26.76	$30.18	$31.88	$31.91	$37.28	$40.63

Market price . . . . . . . . . . . . . . . . . . . . .	$26.44	$29.84	$31.52	$31.49	$37.17	$40.64
Unaffiliated investments in securities,

at cost . . . . . . . . . . . . . . . . . . . . . . . .	$11,408,065	$552,995,671	$51,550,888	$89,969,010	$127,149,115	$122,528,526
Affiliated investments in securities, at

cost. . . . . . . . . . . . . . . . . . . . . . . . . . .	$194,388	$14,905,691	$1,189,242	$507,146	$-	$3,268,112
(a)Includes securities on loan with an

aggregate value of:. . . . . . . . . . . . . .	$167,037	$14,087,128	$1,126,436	$239,159	$-	$2,004,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P		Invesco			Invesco S&P
500® High	Invesco S&P	S&P 500	Invesco S&P	Invesco S&P	SmallCap High	Invesco S&P	Invesco S&P
Dividend Low	500® Low	Minimum	500	MidCap Low	Dividend Low	SmallCap Low	SmallCap
Volatility	Volatility	Variance	Momentum	Volatility	Volatility ETF	Volatility	Quality
ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (XMLV)	(XSHD)	ETF (XSLV)	ETF (XSHQ)

$3,226,531,389	$11,761,790,753	$1,469,216	$55,588,125	$3,332,594,706	$16,581,443	$2,220,719,887	$3,779,543
4,215,159	-	6,208	62,769	38,560,276	1,018,255	48,149,263	142,642
-	-	-	-	2,124	-	-	-
11,709,717	25,884,112	2,496	72,009	5,982,441	17,211	2,330,249	2,852
10	-	-	-	5,079	1,206	637	19
19,032,644	116,259,522	-	1,980,999	19,252,408	-	-	-
-	-	-	-	-	-	9,120,224	-
-	-	-	-	-	-	-	-

3,261,488,919	11,903,934,387	1,477,920	57,703,902	3,396,397,034	17,618,115	2,280,320,260	3,925,056

10,472,833	25,241,732	-	-	-	873	3,985	-
-	-	-	80,349	-	-	-	-
4,215,159	-	-	-	38,184,761	477,105	17,212,834	132,301
19,032,019	117,268,678	-	1,986,510	19,281,521	-	9,109,901	-
883,217	2,590,813	81	6,706	750,928	4,595	485,446	975
46,820	148,578	6,864	7,608	41,966	7,142	29,404	6,893

34,650,048	145,249,801	6,945	2,081,173	58,259,176	489,715	26,841,570	140,169

$3,226,838,871	$11,758,684,586	$1,470,975	$55,622,729	$3,338,137,858	$17,128,400	$2,253,478,690	$3,784,887

$3,834,495,118	$11,622,496,722	$1,296,774	$55,033,808	$3,442,689,139	$20,843,702	$2,390,187,625	$6,159,125
(607,656,247)	136,187,864	174,201	588,921	(104,551,281)	(3,715,302)	(136,708,935)	(2,374,238)

$3,226,838,871	$11,758,684,586	$1,470,975	$55,622,729	$3,338,137,858	$17,128,400	$2,253,478,690	$3,784,887

84,950,000	217,100,000	50,001	1,400,001	69,250,000	800,001	49,800,000	150,001
$37.99	$54.16	$29.42	$39.73	$48.20	$21.41	$45.25	$25.23

$37.61	$54.19	$28.97	$42.22	$47.90	$21.27	$44.95	$24.87

$3,588,085,577	$11,964,911,568	$1,292,828	$55,072,268	$3,511,847,881	$18,519,037	$2,356,453,800	$4,187,314

$4,215,159	$-	$6,208	$62,769	$38,559,322	$1,015,763	$48,358,117	$142,640

$4,029,036	$-	$-	$-	$35,261,951	$478,721	$15,216,089	$126,278

51

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco S&P
	Invesco Russell	Invesco Russell	Invesco Russell	Invesco S&P	500® ex-Rate	Invesco S&P
	1000 Enhanced	1000 Equal	1000 Low Beta	500 Enhanced	Sensitive Low	500® High
	Equal Weight	Weight ETF	Equal Weight	Value ETF	Volatility	Beta
	ETF (USEQ)	(EQAL)	ETF (USLB)	(SPVU)	ETF (XRLV)	ETF (SPHB)
Investment income:
Unaffiliated dividend income . . . . . . . . . . . . . . . . .	$ 179,862	$5,894,792	$ 1,006,914	$ 1,102,346	$1,705,751	$1,850,089
Affiliated dividend income . . . . . . . . . . . . . . . . . . .	886	11,260	684	7,595	729	725
Securities lending income . . . . . . . . . . . . . . . . . . .	428	260,383	2,717	306	3,342	1,419
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . .	(25)	(1,403)	-	-	-	-

Total investment income . . . . . . . . . . . . . . . . . .	181,151	6,165,032	1,010,315	1,110,247	1,709,822	1,852,233
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . .	23,146	576,956	154,746	48,078	199,389	173,933

Less: Waivers . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(15)	(256)	(72)	(58)	(84)	(83)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,131	576,700	154,674	48,020	199,305	173,850

Net investment income . . . . . . . . . . . . . . . . . . .	158,020	5,588,332	855,641	1,062,227	1,510,517	1,678,383
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from:
Unaffiliated investment securities . . . . . . . . . . .	(293,520)	(10,086,319)	(1,088,020)	(663,167)	(1,283,263)	(9,037,497)
Affiliated investment securities . . . . . . . . . . . . .	(1)	(4,714)	-	(756)	-	-
Unaffiliated in-kind redemptions . . . . . . . . . . . .	897,146	15,599,114	9,965,201	3,047,557	13,207,167	11,433,042
Affiliated in-kind redemptions . . . . . . . . . . . . . .	(954)	(29)	-	1,890	-	(21,412)

Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . .	602,671	5,508,052	8,877,181	2,385,524	11,923,904	2,374,133
Change in net unrealized appreciation
(depreciation) of:
Unaffiliated investment securities . . . . . . . . . . .	(414,347)	(27,114,174)	(8,544,010)	(8,238,485)	(14,926,325)	(4,160,507)
Affiliated investment securities . . . . . . . . . . . . .	(151)	(16,528)	31	(26,216)	-	(207,901)
Change in net unrealized appreciation
(depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . .	(414,498)	(27,130,702)	(8,543,979)	(8,264,701)	(14,926,325)	(4,368,408)

Net realized and unrealized gain (loss). . . . . . . . .	188,173	(21,622,650)	333,202	(5,879,177)	(3,002,421)	(1,994,275)
Net increase (decrease) in net assets resulting
from operations . . . . . . . . . . . . . . . . . . . . . . . . .	$ 346,193	$(16,034,318)	$ 1,188,843	$(4,816,950)	$(1,491,904)	$(315,892)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P		Invesco			Invesco S&P
500® High	Invesco S&P	S&P 500	Invesco S&P	Invesco S&P	SmallCap High	Invesco S&P	Invesco S&P
Dividend Low	500® Low	Minimum	500	MidCap Low	Dividend Low	SmallCap Low	SmallCap
Volatility	Volatility	Variance	Momentum	Volatility	Volatility ETF	Volatility	Quality
ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (XMLV)	(XSHD)	ETF (XSLV)	ETF (XSHQ)

$ 80,420,248	$ 165,061,338	$ 17,105	$ 576,730	$ 52,020,466	$ 657,797	$ 39,683,894	$ 33,139
24,078	40,085	60	450	22,778	47,884	1,584,439	73
12,960	1,103	1	1,876	59,197	17,006	12,837	245
-	-	-	-	-	-	(9,056)	-

80,457,286	165,102,526	17,166	579,056	52,102,441	722,687	41,272,114	33,457

5,419,535	15,629,739	785	44,991	4,485,528	36,775	2,879,746	6,115

(2,670)	(4,521)	(7)	(48)	(2,382)	(19)	(1,643)	(8)

5,416,865	15,625,218	778	44,943	4,483,146	36,756	2,878,103	6,107

75,040,421	149,477,308	16,388	534,113	47,619,295	685,931	38,394,011	27,350

(121,885,097)	(79,832,259)	28,431	(1,635,494)	224,016	(1,336,091)	8,005,775	(58,805)
-	-	-	-	-	4,573	(12,729)	-
113,791,922	917,927,395	-	3,242,259	148,965,249	1,218,611	60,023,829	-
-	-	-	-	-	27,052	47,017	-

(8,093,175)	838,095,136	28,431	1,606,765	149,189,265	(85,855)	68,063,892	(58,805)

(225,345,357)	(1,454,299,291)	(48,125)	(2,272,069)	(412,110,414)	(369,095)	(203,972,881)	(118,333)
-	-	-	-	954	33,808	1,449,871	2

(225,345,357)	(1,454,299,291)	(48,125)	(2,272,069)	(412,109,460)	(335,287)	(202,523,010)	(118,331)

(233,438,532)	(616,204,155)	(19,694)	(665,304)	(262,920,195)	(421,142)	(134,459,118)	(177,136)

$(158,398,111)	$ (466,726,847)	$ (3,306)	$ (131,191)	$(215,300,900)	$ 264,789	$ (96,065,107)	$(149,786)

53

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Russell 1000 Enhanced Equal		Invesco Russell 1000 Equal
	Weight ETF (USEQ)		Weight ETF (EQAL)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$158,020	$1,110,244	$5,588,332	$8,349,649
Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	602,671	(5,167,794)	5,508,052	12,702,382
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . .	(414,498)	(10,714,361)	(27,130,702)	(49,208,648)

Net increase (decrease) in net assets resulting from operations . . . . . .	346,193	(14,771,911)	(16,034,318)	(28,156,617)
Distributions to Shareholders from:
Distributable earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(169,471)	(1,520,785)	(6,087,128)	(7,723,638)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,512,477	11,278,350	39,818,845	337,112,809
Value of shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(9,008,488)	(122,461,818)	(62,613,520)	(214,854,299)
Net increase (decrease) in net assets resulting from share
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,496,011)	(111,183,468)	(22,794,675)	122,258,510

Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,319,289)	(127,476,164)	(44,916,121)	86,378,255
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,023,375	145,499,539	560,932,217	474,553,962
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,704,086	$18,023,375	$516,016,096	$560,932,217
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	450,000	1,200,000	10,900,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(300,000)	(4,850,000)	(1,900,000)	(7,350,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .	650,001	5,050,001	17,800,001	14,250,001

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	400,001	650,001	17,100,001	17,800,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Russell 1000 Low Beta		Invesco S&P 500 Enhanced		Invesco S&P 500® ex-Rate Sensitive		Invesco S&P 500® High Beta
Equal Weight ETF (USLB)		Value ETF (SPVU)		Low Volatility ETF (XRLV)		ETF (SPHB)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019	2020	2019
$855,641	$2,760,307	$1,062,227	$974,615	$1,510,517	$2,532,358	$1,678,383	$1,820,802
8,877,181	6,108,250	2,385,524	(178,528)	11,923,904	11,136,372	2,374,133	(5,696,249)
(8,543,979)	(5,831,764)	(8,264,701)	(3,705,995)	(14,926,325)	(478,006)	(4,368,408)	(14,981,810)

1,188,843	3,036,793	(4,816,950)	(2,909,908)	(1,491,904)	13,190,724	(315,892)	(18,857,257)

(1,114,659)	(2,991,612)	(937,232)	(780,361)	(1,508,081)	(2,615,963)	(1,129,936)	(1,882,965)

10,405,628	68,942,101	40,801,330	58,629,846	47,345,716	118,524,306	191,977,863	511,841,105
(70,653,488)	(122,579,609)	(15,437,397)	(21,775,533)	(86,114,128)	(108,630,536)	(177,915,341)	(572,041,756)

(60,247,860)	(53,637,508)	25,363,933	36,854,313	(38,768,412)	9,893,770	14,062,522	(60,200,651)

(60,173,676)	(53,592,327)	19,609,751	33,164,044	(41,768,397)	20,468,531	12,616,694	(80,940,873)

111,185,472	164,777,799	60,159,617	26,995,573	166,657,484	146,188,953	90,993,031	171,933,904

$51,011,796	$111,185,472	$79,769,368	$60,159,617	$124,889,087	$166,657,484	$103,609,725	$90,993,031

300,000	2,250,000	1,100,000	1,700,000	1,150,000	3,250,000	4,300,000	12,350,000
(2,050,000)	(3,850,000)	(400,000)	(650,000)	(2,100,000)	(3,000,000)	(4,000,000)	(13,900,000)
3,350,001	4,950,001	1,800,001	750,001	4,300,001	4,050,001	2,250,000	3,800,000

1,600,001	3,350,001	2,500,001	1,800,001	3,350,001	4,300,001	2,550,000	2,250,000

55

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco S&P 500® High Dividend Low Volatility		Invesco S&P 500® Low Volatility
	ETF (SPHD)		ETF (SPLV)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$75,040,421	$117,254,030	$149,477,308	$214,746,320
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,093,175)	24,150,196	838,095,136	671,511,722
Change in net unrealized appreciation (depreciation) . . . . . . .	(225,345,357)	(102,384,419)	(1,454,299,291)	741,634,019
Net increase (decrease) in net assets resulting from
operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(158,398,111)	39,019,807	(466,726,847)	1,627,892,061
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(78,430,020)	(125,050,260)	(141,897,768)	(212,616,965)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	912,813,385	1,743,813,300	4,980,924,584	8,792,834,411
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .	(753,331,095)	(1,010,466,400)	(4,962,494,083)	(5,240,593,236)
Net increase (decrease) in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	159,482,290	733,346,900	18,430,501	3,552,241,175

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .	(77,345,841)	647,316,447	(590,194,114)	4,967,516,271
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,304,184,712	2,656,868,265	12,348,878,700	7,381,362,429
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,226,838,871	$3,304,184,712	$11,758,684,586	$12,348,878,700
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,300,000	42,100,000	84,400,000	170,200,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(17,900,000)	(24,300,000)	(84,900,000)	(100,900,000)
Shares outstanding, beginning of period. . . . . . . . . . . . . . . . . .	81,550,000	63,750,000	217,600,000	148,300,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . .	84,950,000	81,550,000	217,100,000	217,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P 500 Minimum Variance		Invesco S&P 500 Momentum		Invesco S&P MidCap Low Volatility		Invesco S&P SmallCap High Dividend
ETF (SPMV)		ETF (SPMO)		ETF (XMLV)		Low Volatility ETF (XSHD)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 29,	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
2020	2019	2020	2019	2020	2019	2020	2019
$16,388	$23,008	$534,113	$738,478	$47,619,295	$50,428,045	$685,931	$798,528
28,431	38,936	1,606,765	3,031,208	149,189,265	79,422,534	(85,855)	(113,041)
(48,125)	43,428	(2,272,069)	(546,724)	(412,109,460)	109,821,075	(335,287)	(2,057,901)

(3,306)	105,372	(131,191)	3,222,962	(215,300,900)	239,671,654	264,789	(1,372,414)

(36,912)	(53,840)	(561,666)	(623,934)	(44,064,906)	(42,226,033)	(639,138)	(927,458)

-	-	26,287,492	97,162,753	1,130,579,533	2,258,903,703	6,021,736	25,912,303
-	-	(45,024,470)	(74,791,195)	(764,811,405)	(668,254,758)	(12,054,913)	(12,162,724)

-	-	(18,736,978)	22,371,558	365,768,128	1,590,648,945	(6,033,177)	13,749,579

(40,218)	51,532	(19,429,835)	24,970,586	106,402,322	1,788,094,566	(6,407,526)	11,449,707

1,511,193	1,459,661	75,052,564	50,081,978	3,231,735,536	1,443,640,970	23,535,926	12,086,219

$1,470,975	$1,511,193	$55,622,729	$75,052,564	$3,338,137,858	$3,231,735,536	$17,128,400	$23,535,926

-	-	650,000	2,550,000	21,150,000	46,300,000	250,000	1,100,000
-	-	(1,100,000)	(1,950,000)	(14,200,000)	(13,450,000)	(500,000)	(500,000)
50,001	50,001	1,850,001	1,250,001	62,300,000	29,450,000	1,050,001	450,001

50,001	50,001	1,400,001	1,850,001	69,250,000	62,300,000	800,001	1,050,001

57

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco S&P SmallCap Low Volatility		Invesco S&P SmallCap Quality
	ETF (XSLV)		ETF (XSHQ)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$38,394,011	$43,430,842	$27,350	$176,663
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68,063,892	1,513,917	(58,805)	(4,399,622)
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . .	(202,523,010)	(89,022,647)	(118,331)	(3,277,772)

Net decrease in net assets resulting from operations . . . . . . . . . . . . . . .	(96,065,107)	(44,077,888)	(149,786)	(7,500,731)
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(33,594,249)	(43,490,857)	(25,131)	(246,833)
Shareholder Transactions:
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	596,126,172	1,001,558,929	-	10,090,242
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(258,590,180)	(301,743,868)	-	(41,307,141)
Net increase (decrease) in net assets resulting from share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	337,535,992	699,815,061	-	(31,216,899)

Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	207,876,636	612,246,316	(174,917)	(38,964,463)
Net assets:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,045,602,054	1,433,355,738	3,959,804	42,924,267

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,253,478,690	$2,045,602,054	$3,784,887	$3,959,804
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,950,000	21,300,000	-	350,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(5,150,000)	(6,350,000)	-	(1,550,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,000,000	28,050,000	150,001	1,350,001

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,800,000	43,000,000	150,001	150,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

				For the Period
	Six Months Ended			July 11, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . .	$27.73	$28.81	$26.39	$24.98
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.29	0.45	0.39	0.11
Net realized and unrealized gain (loss) on investments . . . . .	(0.94)	(0.91)	2.34	1.35

Total from investment operations . . . . . . . . . . . . . . . . . . . .	(0.65)	(0.46)	2.73	1.46
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.32)	(0.62)	(0.31)	(0.05)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . .	$26.76	$27.73	$28.81	$26.39
Market price at end of period(c). . . . . . . . . . . . . . . . . . . .
	$26.44	$27.71	$28.83	$26.43

Net Asset Value Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . .	(2.46)%	(1.34)%	10.38%	5.84%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.55)%	(1.49)%	10.29%	6.00%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . .	$10,704	$18,023	$145,500	$67,301
Ratio to average net assets of:	0.29%(f)	0.30%(g)	0.29%(f)	0.29%(f)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.98%(f)	1.63%(g)	1.69%(f)	1.35%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13%	23%	34%	2%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights—(continued)

Invesco Russell 1000 Equal Weight ETF (EQAL)

						For the Period
	Six Months Ended					December 22, 2014(a)
	February 29,		Ten Months Ended	Years Ended October 31,		Through
	2020	Year Ended August 31,	August 31,			October 31,

	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of period.	$31.51	$33.30	$29.90	$25.38	$24.44	$25.05
Net investment
income(b) . . . . . . . . .	0.32	0.53	0.41	0.42	0.41	0.32
Net realized and
unrealized gain
(loss) on
investments . . . . . . .	(1.30)	(1.84)	3.31	4.50	0.95	(0.71)
Total from
investment
operations . . . . . .	(0.98)	(1.31)	3.72	4.92	1.36	(0.39)
Distributions to
shareholders from:
Net investment
income . . . . . . . . . . .	(0.35)	(0.48)	(0.32)	(0.40)	(0.42)	(0.22)
Net asset value at end
of period . . . . . . . . .	$30.18	$31.51	$33.30	$29.90	$25.38	$24.44
Market price at end of

period(c) . . . . . . . . . .	$29.84	$31.51	$33.31	$29.91	$25.41	$24.48
Net Asset Value Total

Return(d) . . . . . . . . . . .	(3.22)%	(3.88)%	12.50%	19.48%	5.67%	(1.58)%(e)
Market Price Total
Return(d) . . . . . . . . . . .	(4.32)%	(3.91)%	12.49%	19.38%	5.62%	(1.42)%(e)
Ratios/Supplemental
Data:
Net assets at end of
period (000's
omitted) . . . . . . . . . .	$516,016	$560,932	$474,554	$315,495	$115,484	$149,084
Ratio to average net
assets of:	0.20%(f)	0.20%	0.20%(f)	0.20%	0.20%	0.20%(f)
Expenses . . . . . . . . .
Net investment	1.94%(f)		1.57%(f)			1.49%(f)
income . . . . . . . . .		1.67%		1.48%	1.70%
Portfolio turnover
rate(g) . . . . . . . . . . . .	9%	27%	19%	29%	31%	24%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.

(f)Annualized.

(g)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights—(continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

					For the Period
	Six Months Ended				November 2, 2015(a)
	February 29,		Ten Months Ended		Through
	2020	Year Ended August 31,	August 31,	Year Ended October 31,	October 31,
	(Unaudited)	2019	2018	2017	2016
Per Share Operating
Performance:
Net asset value at
beginning of period. . .	$33.19	$33.29	$29.81	$25.93	$25.31
Net investment
income(b) . . . . . . . . . . .	0.33	0.58	0.42	0.45	0.42
Net realized and
unrealized gain (loss)
on investments . . . . . .	(1.21)	(0.07)	3.44	3.83	0.53
Total from investment
operations . . . . . . . .	(0.88)	0.51	3.86	4.28	0.95
Distributions to
shareholders from:
Net investment income .	(0.43)	(0.61)	(0.38)	(0.40)	(0.33)
Net asset value at end of
period . . . . . . . . . . . . . .	$31.88	$33.19	$33.29	$29.81	$25.93
Market price at end of

period(c) . . . . . . . . . . . .	$31.52	$33.19	$33.29	$29.81	$25.95
Net Asset Value Total

Return(d) . . . . . . . . . . . . .	(2.74)%	1.69%	13.04%	16.60%	3.78%(e)
Market Price Total
Return(d) . . . . . . . . . . . . .	(3.84)%	1.69%	13.04%	16.51%	3.86%(e)
Ratios/Supplemental
Data:
Net assets at end of
period (000's
omitted) . . . . . . . . . . . .	$51,012	$111,185	$164,778	$153,515	$138,704
Ratio to average net
assets of:	0.35%(f)	0.36%(g)	0.35%(f)	0.35%	0.35%(f)
Expenses . . . . . . . . . . .
Net investment	1.94%(f)	1.82%(g)	1.63%(f)		1.66%(f)
income . . . . . . . . . . .				1.60%
Portfolio turnover
rate(h) . . . . . . . . . . . . . .	16%	53%	91%	40%	118%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights—(continued)

Invesco S&P 500 Enhanced Value ETF (SPVU)

						For the Period
	Six Months Ended					October 6, 2015(a)
	February 29,		Ten Months Ended	Years Ended October 31,		Through
	2020	Year Ended August 31,	August 31,			October 31,

	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of period. . . .	$33.42	$35.99	$33.08	$26.44	$25.78	$25.04
Net investment income(b).
	0.53	0.93	0.68	0.57	0.63	0.01
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(1.56)	(2.67)	3.12	6.44	0.38	0.73
Total from investment
operations . . . . . . . . .	(1.03)	(1.74)	3.80	7.01	1.01	0.74
Distributions to
shareholders from:
Net investment income . .	(0.48)	(0.83)	(0.89)	(0.37)	(0.35)	-
Net asset value at end of
period . . . . . . . . . . . . . . .	$31.91	$33.42	$35.99	$33.08	$26.44	$25.78
Market price at end of

period(c) . . . . . . . . . . . . .	$31.49	$33.45	$36.01	$33.10	$26.45	$25.83
Net Asset Value Total

Return(d) . . . . . . . . . . . . . .	(3.27)%	(4.79)%	11.61%	26.58%	4.03%	2.96%(e)
Market Price Total
Return(d) . . . . . . . . . . . . . .	(4.63)%	(4.76)%	11.60%	26.61%	3.86%	3.15%(e)
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted) .	$79,769	$60,160	$26,996	$51,275	$1,322	$2,578
Ratio to average net
assets of:	0.13%(f)	0.15%(g)	0.16%(f)	0.25%	0.25%	0.25%(f)
Expenses . . . . . . . . . . . .
Net investment	2.87%(f)	2.72%(g)	2.35%(f)			0.63%(f)
income . . . . . . . . . . . .				1.81%	2.53%
Portfolio turnover rate(h) .	18%	54%	34%	36%	42%	0%(i)

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.02%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

(i)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights—(continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

						For the Period
	Six Months Ended					April 6, 2015(a)
	February 29,		Ten Months Ended	Years Ended October 31,		Through
	2020	Year Ended August 31,	August 31,			October 31,

	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at beginning
of period . . . . . . . . . . . . . . .	$38.76	$36.10	$32.38	$26.74	$25.36	$25.14
Net investment income(b) . . .
	0.38	0.63	0.43	0.51	0.44	0.23
Net realized and unrealized
gain (loss) on investments.	(1.47)	2.68	3.73	5.62	1.39	0.18
Total from investment
operations . . . . . . . . . . . .	(1.09)	3.31	4.16	6.13	1.83	0.41
Distributions to
shareholders from:
Net investment income . . . . .	(0.39)	(0.65)	(0.44)	(0.49)	(0.45)	(0.19)
Return of capital . . . . . . . . . . .	-	-	-	-	-	(0.00)(c)

Total distributions. . . . . . . .	(0.39)	(0.65)	(0.44)	(0.49)	(0.45)	(0.19)
Net asset value at end of
period. . . . . . . . . . . . . . . . . .	$37.28	$38.76	$36.10	$32.38	$26.74	$25.36
Market price at end of

period(d) . . . . . . . . . . . . . . . .	$37.17	$38.77	$36.11	$32.38	$26.75	$25.42
Net Asset Value Total

Return(e) . . . . . . . . . . . . . . . . .	(2.89)%	9.35%	12.92%	23.11%	7.29%	1.62%(f)
Market Price Total Return(e) . .	(3.20)%	9.35%	12.96%	23.06%	7.08%	1.86%(f)
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted). . . . . . . . . .	$124,889	$166,657	$146,189	$131,153	$164,423	$107,785
Ratio to average net assets
of:	0.25%(g)	0.26%(h)	0.25%(g)	0.25%	0.25%	0.25%(g)
Expenses . . . . . . . . . . . . . . .
Net investment income . . .	1.89%(g)	1.74%(h)	1.52%(g)	1.75%	1.65%	1.65%(g)
Portfolio turnover rate(i) . . . .	31%	62%	68%	61%	52%	32%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $(0.005).

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.

(g)Annualized.

(h)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(i)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights—(continued)

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . . . .	$40.44	$45.25	$40.12	$32.29	$31.38	$34.04	$28.51
Net investment income(a). . . . . . . . .
	0.53	0.44	0.51	0.44	0.39	0.37	0.29
Net realized and unrealized gain
(loss) on investments . . . . . . . . . .	(0.02)	(4.67)	5.15	8.01	0.84	(2.58)	5.54
Total from investment
operations . . . . . . . . . . . . . . . . .	0.51	(4.23)	5.66	8.45	1.23	(2.21)	5.83
Distributions to shareholders
from:
Net investment income . . . . . . . . . .	(0.32)	(0.58)	(0.53)	(0.62)	(0.32)	(0.45)	(0.30)

Net asset value at end of period . . .	$40.63	$40.44	$45.25	$40.12	$32.29	$31.38	$34.04
Market price at end of period(b). . . .
	$40.64	$40.46	$45.28	$40.12	$32.32	$31.42	$34.05
Net Asset Value Total Return(c) . . . .
	1.19%	(9.32)%	14.14%	26.32%	4.02%	(6.56)%	20.55%
Market Price Total Return(c) . . . . . . .	1.17%	(9.33)%	14.22%	26.20%	3.98%	(6.47)%	20.47%
Ratios/Supplemental Data:
Net assets at end of period (000's
omitted) . . . . . . . . . . . . . . . . . . . . .	$103,610	$90,993	$171,934	$359,072	$489,204	$80,025	$233,167
Ratio to average net assets of:	0.25%(d)	0.25%	0.25%(d)	0.25%	0.25%	0.25%	0.25%
Expenses . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . .	2.41%(d)	1.07%	1.42%(d)	1.18%	1.28%	1.09%	0.93%
Portfolio turnover rate(e) . . . . . . . . .	52%	69%	76%	80%	55%	90%	78%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights—(continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning
of period . . . . . . . . . . . . . . . .	$40.52	$41.68	$41.24	$37.69	$33.22	$32.14	$28.36
Net investment income(a) . . . .
	0.88	1.64	1.35	1.33	1.29	1.10	1.01
Net realized and unrealized
gain (loss) on investments .	(2.48)	(1.06)	0.45	3.68	4.51	1.13	3.86
Total from investment
operations . . . . . . . . . . . .	(1.60)	0.58	1.80	5.01	5.80	2.23	4.87
Distributions to
shareholders from:
Net investment income. . . . . .	(0.93)	(1.74)	(1.36)	(1.46)	(1.33)	(1.15)	(1.07)
Net realized gains . . . . . . . . . .	-	-	-	-	-	-	(0.02)

Total distributions . . . . . . . .	(0.93)	(1.74)	(1.36)	(1.46)	(1.33)	(1.15)	(1.09)
Net asset value at end of
period . . . . . . . . . . . . . . . . . .	$37.99	$40.52	$41.68	$41.24	$37.69	$33.22	$32.14
Market price at end of

period(b) . . . . . . . . . . . . . . . .	$37.61	$40.55	$41.68	$41.25	$37.72	$33.27	$32.15
Net Asset Value Total

Return(c) . . . . . . . . . . . . . . . . .	(4.20)%	1.42%	4.48%	13.48%	17.75%	7.07%	17.59%
Market Price Total Return(c) . .	(5.23)%	1.49%	4.45%	13.42%	17.66%	7.20%	17.50%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . .	$3,226,839	$3,304,185	$2,656,868	$2,973,601	$2,623,431	$538,180	$210,523
Ratio to average net assets
of:	0.30%(d)	0.30%	0.30%(d)	0.30%	0.30%	0.30%	0.30%
Expenses. . . . . . . . . . . . . . . .
Net investment income. . . .	4.15%(d)	3.97%	3.95%(d)	3.31%	3.48%	3.38%	3.39%
Portfolio turnover rate(e) . . . .	31%	43%	46%	56%	50%	48%	53%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights—(continued)

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at
beginning of period . . .	$56.75	$49.77	$46.56	$40.47	$38.34	$36.60	$32.56
Net investment
income(a) . . . . . . . . . . . .	0.69	1.16	0.81	0.95	0.81	0.85	0.83
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(2.62)	6.96	3.23	6.09	2.16	1.78	4.04
Total from investment
operations . . . . . . . . .	(1.93)	8.12	4.04	7.04	2.97	2.63	4.87
Distributions to
shareholders from:
Net investment income . .	(0.66)	(1.14)	(0.83)	(0.95)	(0.84)	(0.89)	(0.83)
Net asset value at end of
period. . . . . . . . . . . . . . .	$54.16	$56.75	$49.77	$46.56	$40.47	$38.34	$36.60
Market price at end of

period(b) . . . . . . . . . . . . .	$54.19	$56.77	$49.78	$46.57	$40.50	$38.40	$36.62
Net Asset Value Total

Return(c) . . . . . . . . . . . . . .	(3.49)%	16.57%	8.77%	17.57%	7.80%	7.28%	15.18%
Market Price Total
Return(c) . . . . . . . . . . . . . .	(3.47)%	16.59%	8.76%	17.51%	7.72%	7.39%	15.14%
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted).	$11,758,685	$12,348,879	$7,381,362	$7,140,364	$6,451,015	$5,051,233	$4,498,516
Ratio to average net
assets of:	0.25%(d)	0.25%	0.25%(d)	0.25%	0.25%	0.25%	0.25%
Expenses . . . . . . . . . . . .
Net investment	2.39%(d)	2.24%	2.06%(d)	2.18%	2.02%	2.26%	2.44%
income . . . . . . . . . . . .
Portfolio turnover rate(e) .	20%	51%	68%	49%	53%	65%	51%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights—(continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

				For the Period
	Six Months Ended			July 11, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . .	$30.22	$29.19	$26.29	$24.92
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.33	0.46	0.47	0.15
Net realized and unrealized gain (loss) on investments . . . . .	(0.39)	1.65	3.04	1.30

Total from investment operations . . . . . . . . . . . . . . . . . . . .	(0.06)	2.11	3.51	1.45
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.21)	(0.55)	(0.61)	(0.08)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.53)	(0.53)	-	-

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.74)	(1.08)	(0.61)	(0.08)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . .	$29.42	$30.22	$29.19	$26.29
Market price at end of period(c). . . . . . . . . . . . . . . . . . . .
	$28.97	$30.24	$29.19	$26.30

Net Asset Value Total Return(d). . . . . . . . . . . . . . . . . . . . . . . . .	(0.37)%	7.86%	13.50%	5.81%(e)
Market Price Total Return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.97)%	7.94%	13.45%	5.85%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . .	$1,471	$1,511	$1,460	$2,629
Ratio to average net assets of:	0.10%(f)	0.58%(g)	0.13%(f)	0.13%(f)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.09%(f)	1.62%(g)	2.08%(f)	1.97%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12%	34%	30%	14%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.48%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights—(continued)

Invesco S&P 500 Momentum ETF (SPMO)

						For the Period
	Six Months Ended					October 6, 2015(a)
	February 29,		Ten Months Ended	Years Ended October 31,		Through
	2020	Year Ended August 31,	August 31,			October 31,

	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating
Performance:
Net asset value at
beginning of period. . . .	$40.57	$40.07	$33.26	$26.56	$26.06	$24.65
Net investment income(b).
	0.32	0.51	0.34	0.46	0.41	0.01
Net realized and
unrealized gain (loss)
on investments . . . . . . .	(0.83)	0.46	6.67	6.72	0.44	1.40
Total from investment
operations . . . . . . . . .	(0.51)	0.97	7.01	7.18	0.85	1.41
Distributions to
shareholders from:
Net investment income . .	(0.33)	(0.47)	(0.20)	(0.48)	(0.35)	-
Net asset value at end of
period . . . . . . . . . . . . . . .	$39.73	$40.57	$40.07	$33.26	$26.56	$26.06
Market price at end of

period(c) . . . . . . . . . . . . .	$42.22	$40.59	$40.08	$33.23	$26.58	$26.12
Net Asset Value Total

Return(d) . . . . . . . . . . . . . .	(1.29)%	2.52%	21.12%	27.35%	3.28%	5.72%(e)
Market Price Total
Return(d) . . . . . . . . . . . . . .	4.84%	2.55%	21.26%	27.14%	3.12%	5.96%(e)
Ratios/Supplemental
Data:
Net assets at end of
period (000's omitted) .	$55,623	$75,053	$50,082	$1,663	$1,328	$2,606
Ratio to average net
assets of:	0.13%(f)	0.14%(g)	0.13%(f)	0.25%	0.25%	0.25%(f)
Expenses . . . . . . . . . . . .
Net investment	1.54%(f)	1.32%(g)	1.10%(f)			0.69%(f)
income . . . . . . . . . . . .				1.61%	1.60%
Portfolio turnover rate(h) .	52%	83%	41%	140%	105%	1%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights—(continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . .	$51.87	$49.02	$45.02	$38.21	$34.38	$31.82	$28.25
Net investment income(a) . . . . . . .	0.70	1.09	0.96	0.69	0.69	0.66	0.62
Net realized and unrealized gain
(loss) on investments . . . . . . . .	(3.71)	2.72	3.92	6.80	3.72	2.55	3.52
Total from investment
operations . . . . . . . . . . . . . . .	(3.01)	3.81	4.88	7.49	4.41	3.21	4.14
Distributions to shareholders
from:
Net investment income. . . . . . . . .	(0.66)	(0.96)	(0.88)	(0.68)	(0.58)	(0.65)	(0.57)

Net asset value at end of period .	$48.20	$51.87	$49.02	$45.02	$38.21	$34.38	$31.82
Market price at end of period(b) . .
	$47.90	$51.88	$49.04	$45.02	$38.23	$34.42	$31.82
Net Asset Value Total Return(c) . .
	(5.92)%	7.99%	11.00%	19.76%	12.96%	10.18%	14.84%
Market Price Total Return(c) . . . . .	(6.52)%	7.97%	11.04%	19.69%	12.89%	10.30%	14.72%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . . .	$3,338,138	$3,231,736	$1,443,641	$1,195,218	$682,094	$106,565	$44,546
Ratio to average net assets of:	0.25%(d)	0.25%	0.25%(d)	0.25%	0.25%	0.25%	0.25%
Expenses. . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . .	2.65%(d)	2.21%	2.52%(d)	1.64%	1.86%	1.97%	2.09%
Portfolio turnover rate(e) . . . . . . .	27%	61%	50%	57%	51%	57%	58%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights—(continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

				For the Period
	Six Months Ended			November 29, 2016(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period. . . . . . . . . . . . . .	$22.42	$26.86	$25.13	$25.02
Net investment income(b) . . . . . . . . . . . . . . .
	0.67	1.02	0.78	0.81
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.04)	(4.28)	1.98	0.24

Total from investment operations . . . . . . . . . . . . . . .	(0.37)	(3.26)	2.76	1.05
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.64)	(1.18)	(1.03)	(0.94)

Net asset value at end of period . . . . . . . . . . . . . . . . . . .	$21.41	$22.42	$26.86	$25.13
Market price at end of period(c) . . . . . . . . . .
	$21.27	$22.35	$26.85	$25.15

Net Asset Value Total Return(d) . . . . . . . . . . . . . . . . . . .	(1.95)%	(12.29)%	11.39%	4.31%(e)
Market Price Total Return(d). . . . . . . . . . . . . . . . . . . . . . .	(2.29)%	(12.52)%	11.26%	4.39%(e)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . .	$17,128	$23,536	$12,086	$7,538
Ratio to average net assets of:	0.30%(f)	0.34%(g)	0.30%(f)	0.30%(f)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	5.60%(f)	4.29%(g)	3.74%(f)	3.58%(f)
Portfolio turnover rate(h) . . . . . . . . . . . . . . . . . . . . . . . . .	29%	67%	61%	86%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.

(f)Annualized.

(g)Ratios include non-recurring costs associated with a proxy statement of 0.04%.

(h)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights—(continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended
	February 29,		Ten Months Ended		Years Ended October 31,
	2020	Year Ended August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Per Share Operating
Performance:
Net asset value at beginning of
period . . . . . . . . . . . . . . . . . . . . .	$47.57	$51.10	$46.43	$37.90	$34.30	$32.93	$29.92
Net investment income(a) . . . . . . .	0.83	1.24	0.87	0.97	0.78	0.77	0.75
Net realized and unrealized gain
(loss) on investments . . . . . . . .	(2.42)	(3.46)	4.55	8.46	3.58	1.38	2.95
Total from investment
operations . . . . . . . . . . . . . . .	(1.59)	(2.22)	5.42	9.43	4.36	2.15	3.70
Distributions to shareholders
from:
Net investment income. . . . . . . . .	(0.73)	(1.31)	(0.75)	(0.90)	(0.76)	(0.78)	(0.69)

Net asset value at end of period .	$45.25	$47.57	$51.10	$46.43	$37.90	$34.30	$32.93
Market price at end of period(b) . .
	$44.95	$47.59	$51.10	$46.47	$37.93	$34.30	$32.91
Net Asset Value Total Return(c) . .
	(3.48)%	(4.17)%	11.81%	25.05%	12.90%	6.63%	12.50%
Market Price Total Return(c) . . . . .	(4.16)%	(4.14)%	11.71%	25.06%	12.99%	6.70%	12.29%
Ratios/Supplemental Data:
Net assets at end of period
(000's omitted) . . . . . . . . . . . . .	$2,253,479	$2,045,602	$1,433,356	$1,079,472	$651,821	$126,926	$55,985
Ratio to average net assets of:	0.25%(d)	0.25%	0.25%(d)	0.25%	0.25%	0.25%(e)	0.25%(e)
Expenses. . . . . . . . . . . . . . . . . . .
Net investment income. . . . . . .	3.33%(d)	2.62%	2.24%(d)	2.25%	2.15%	2.33%	2.41%
Portfolio turnover rate(f). . . . . . . .	37%	56%	66%	59%	48%	57%	68%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies' expenses that the Fund bears indirectly is included in the Fund's total return.

(f)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

				For the Period
	Six Months Ended			April 3, 2017(a)
	February 29,		Ten Months Ended	Through
	2020	Year Ended August 31,	August 31,	October 31,
	(Unaudited)	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period. . . . . . . . . . . . . . . . . . . .	$26.40	$ 31.80	$26.11	$24.54
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . .
	0.18	0.35	0.26	0.16
Net realized and unrealized gain (loss) on investments . . . . . .	(1.18)	(5.41)	5.65	1.51

Total from investment operations . . . . . . . . . . . . . . . . . . . . .	(1.00)	(5.06)	5.91	1.67
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.17)	(0.34)	(0.22)	(0.10)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	(0.00)(c)	-	-

Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.17)	(0.34)	(0.22)	(0.10)

Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . . . . .	$25.23	$ 26.40	$31.80	$26.11
Market price at end of period(d) . . . . . . . . . . . . . . . . . . .
	$24.87	$ 26.39	$31.81	$26.14

Net Asset Value Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . .	(3.87)%	(15.88)%	22.75%	6.81%(f)
Market Price Total Return(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(5.21)%	(15.94)%	22.65%	6.93%(f)
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . . . . . . . . . . . . .	$3,785	$ 3,960	$42,924	$1,305
Ratio to average net assets of:	0.29%(g)	0.34%(h)	0.29%(g)	0.29%(g)
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.30%(g)	1.23%(h)	1.06%(g)	1.11%(g)
Portfolio turnover rate(i) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37%	52%	23%	65%

(a)Commencement of investment operations.

(b)Based on average shares outstanding.

(c)Amount represents less than $(0.005).

(d)The mean between the last bid and ask prices.

(e)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.

(g)Annualized.

(h)Ratios include non-recurring costs associated with a proxy statement of 0.05%.

(i)Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	"Russell 1000 Enhanced Equal Weight ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	"Russell 1000 Low Beta Equal Weight ETF"
Invesco S&P 500 Enhanced Value ETF (SPVU)	"S&P 500 Enhanced Value ETF"

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	"S&P 500® ex-Rate Sensitive Low Volatility ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500 Minimum Variance ETF (SPMV)	"S&P 500 Minimum Variance ETF"
Invesco S&P 500 Momentum ETF (SPMO)	"S&P 500 Momentum ETF"

Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"

Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc., except for Shares of Russell 1000 Low Beta Equal Weight ETF, which is listed and traded on The Nasdaq Stock Market and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index
S&P 500 Enhanced Value ETF	S&P 500 Enhanced Value Index

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500® Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500 Momentum ETF	S&P 500® Momentum Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

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NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

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to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies' dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

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and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Each Fund (except Russell 1000 Equal Weight ETF, Russell 1000 Low Beta Equal Weight ETF, S&P 500 Enhanced Value ETF, S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF and S&P SmallCap Low Volatility ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Real Estate Securities Risk. Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

Small-and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to each Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF,

S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF)

declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500®

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Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could

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experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

Russell 1000 Enhanced Equal Weight ETF	0.29%
Russell 1000 Equal Weight ETF	0.20%

Russell 1000 Low Beta Equal Weight ETF	0.35%
S&P 500 Enhanced Value ETF	0.13%

S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500 Momentum ETF	0.13%

S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap High Dividend Low Volatility ETF	0.30%

S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund's investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

Russell 1000	Enhanced Equal Weight ETF	$ 15
Russell 1000	Equal Weight ETF	256

Russell 1000	Low Beta Equal Weight ETF	72
S&P 500 Enhanced Value ETF		58

S&P 500® ex-Rate Sensitive Low Volatility ETF		84
S&P 500® High Beta ETF		83
S&P 500® High Dividend Low Volatility ETF		2,670
S&P 500® Low Volatility ETF		4,521
S&P 500 Minimum Variance ETF		7
S&P 500 Momentum ETF		48

S&P MidCap Low Volatility ETF		2,382
S&P SmallCap High Dividend Low Volatility ETF		19

S&P SmallCap Low Volatility ETF		1,643
S&P SmallCap Quality ETF		8

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Fund are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a "Licensor"):

Fund	Licensor

Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company
Russell 1000 Equal Weight ETF	Frank Russell Company

Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company
S&P 500 Enhanced Value ETF	S&P Dow Jones Indices LLC

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500 Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with

Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
S&P SmallCap Quality ETF	$-	$21,553	$9,483

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NOTE 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities

Common Stocks & Other Equity Interests	$17,121,333	$-	$1,250	$17,122,583
Money Market Funds	477,115	-	-	477,115

Total Investments	$17,598,448	$-	$1,250	$17,599,698

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

		No expiration
		Short-Term	Long-Term	Total*

Russell 1000	Enhanced Equal Weight ETF	$ 3,255,951	$ 1,884,174	$ 5,140,125
Russell 1000	Equal Weight ETF	4,717,119	14,284,391	19,001,510

Russell 1000	Low Beta Equal Weight ETF	17,299,882	9,413,880	26,713,762
S&P 500 Enhanced Value ETF		948,292	417,197	1,365,489

S&P 500® ex-Rate Sensitive Low Volatility ETF		9,738,963	1,697,799	11,436,762
S&P 500® High Beta ETF		47,881,379	15,294,383	63,175,762
S&P 500® High Dividend Low Volatility ETF		100,685,923	87,362,194	188,048,117
S&P 500® Low Volatility ETF		434,439,316	38,314,355	472,753,671
S&P 500 Minimum Variance ETF		-	-	-
S&P 500 Momentum ETF		1,278,880	111,108	1,389,988

S&P MidCap Low Volatility ETF		67,209,215	4,954,141	72,163,356
S&P SmallCap High Dividend Low Volatility ETF		945,165	358,333	1,303,498

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	No expiration
	Short-Term	Long-Term	Total*

S&P SmallCap Low Volatility ETF	$ 60,831,904	$-	$ 60,831,904
S&P SmallCap Quality ETF	1,804,295	71,471	1,875,766

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Russell 1000 Enhanced Equal Weight ETF	$2,034,617	$2,269,525
Russell 1000 Equal Weight ETF	48,720,994	50,355,491

Russell 1000 Low Beta Equal Weight ETF	14,073,864	13,801,661
S&P 500 Enhanced Value ETF	13,364,143	12,522,757

S&P 500® ex-Rate Sensitive Low Volatility ETF	48,063,753	48,184,800
S&P 500® High Beta ETF	70,047,913	68,473,832
S&P 500® High Dividend Low Volatility ETF	1,132,442,861	1,126,996,953
S&P 500® Low Volatility ETF	2,568,607,936	2,541,749,424
S&P 500 Minimum Variance ETF	185,122	206,958
S&P 500 Momentum ETF	35,609,235	35,090,976

S&P MidCap Low Volatility ETF	960,790,045	961,989,915
S&P SmallCap High Dividend Low Volatility ETF	7,882,910	7,220,390

S&P SmallCap Low Volatility ETF	836,602,840	827,651,263
S&P SmallCap Quality ETF	1,528,545	1,531,037

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

Russell 1000 Enhanced Equal Weight ETF	$1,490,641	$8,754,089
Russell 1000 Equal Weight ETF	39,802,254	61,430,661

Russell 1000 Low Beta Equal Weight ETF	10,351,361	71,020,600
S&P 500 Enhanced Value ETF	40,741,204	16,181,655

S&P 500® ex-Rate Sensitive Low Volatility ETF	47,026,021	85,624,265
S&P 500® High Beta ETF	191,412,150	178,577,465
S&P 500® High Dividend Low Volatility ETF	911,655,084	753,981,968
S&P 500® Low Volatility ETF	4,945,041,496	4,936,546,801
S&P 500 Minimum Variance ETF	-	-
S&P 500 Momentum ETF	26,243,987	45,440,234

S&P MidCap Low Volatility ETF	1,126,776,044	757,934,452
S&P SmallCap High Dividend Low Volatility ETF	6,016,300	12,589,760

S&P SmallCap Low Volatility ETF	594,743,144	259,666,489
S&P SmallCap Quality ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Russell 1000 Enhanced Equal Weight ETF	$704,165	$ (1,591,357)	$(887,192)	$11,754,874
Russell 1000 Equal Weight ETF	42,561,213	(92,893,521)	(50,332,308)	580,004,697

Russell 1000 Low Beta Equal Weight ETF	3,986,513	(5,370,821)	(1,384,308)	53,501,566
S&P 500 Enhanced Value ETF	807,463	(12,628,417)	(11,820,954)	91,552,551

S&P 500® ex-Rate Sensitive Low Volatility ETF	5,444,658	(8,628,609)	(3,183,951)	127,994,099
S&P 500® High Beta ETF	798,845	(22,454,324)	(21,655,479)	127,137,667
S&P 500® High Dividend Low Volatility ETF	34,706,395	(442,831,751)	(408,125,356)	3,638,871,904
S&P 500® Low Volatility ETF	360,385,287	(599,084,439)	(238,699,152)	12,000,489,905
S&P 500 Minimum Variance ETF	246,665	(80,371)	166,294	1,309,130
S&P 500 Momentum ETF	2,755,218	(2,559,979)	195,239	55,455,655

S&P MidCap Low Volatility ETF	74,148,645	(273,228,048)	(199,079,403)	3,570,234,385
S&P SmallCap High Dividend Low Volatility ETF	246,480	(2,619,222)	(2,372,742)	19,972,440

S&P SmallCap Low Volatility ETF	73,062,038	(228,465,561)	(155,403,523)	2,424,272,673
S&P SmallCap Quality ETF	149,612	(594,891)	(445,279)	4,367,464

NOTE 8—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 9—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

82

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

83

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Actual	$1,000.00	$ 975.40	0.29%	$1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco Russell 1000 Equal Weight ETF (EQAL)
Actual	1,000.00	967.80	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Actual	1,000.00	972.60	0.35	1.72

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco S&P 500 Enhanced Value ETF (SPVU)
Actual	1,000.00	967.30	0.13	0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Actual	1,000.00	971.10	0.25	1.23

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

84

Calculating your ongoing Fund expenses—(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco S&P 500® High Beta ETF (SPHB)
Actual	$1,000.00	$1,011.90	0.25%	$1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Actual	1,000.00	958.00	0.30	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51
Invesco S&P 500® Low Volatility ETF (SPLV)
Actual	1,000.00	965.10	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P 500 Minimum Variance ETF (SPMV)

Actual	1,000.00	996.30	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50
Invesco S&P 500 Momentum ETF (SPMO)
Actual	1,000.00	987.10	0.13	0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

Invesco S&P MidCap Low Volatility ETF (XMLV)

Actual	1,000.00	940.80	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Actual	1,000.00	980.50	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Actual	1,000.00	965.20	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
Invesco S&P SmallCap Quality ETF (XSHQ)
Actual	1,000.00	961.30	0.29	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2020

RWL Invesco S&P 500 Revenue ETF

RWK Invesco S&P MidCap 400 Revenue ETF

RWJ Invesco S&P SmallCap 600 Revenue ETF

RDIV Invesco S&P Ultra Dividend Revenue ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco S&P 500 Revenue ETF (RWL)

February 29, 2020 (Unaudited)

Schedule of Investments(a)

Shares ValueShares Value

Common Stocks & Other Equity Interests-99.70%			Consumer Discretionary-(continued)
Communication Services-8.17%			Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,418	$ 1,230,015
Activision Blizzard, Inc.. . . . . . . . . . . . . . . . . . . . .	8,866	$515,381	L Brands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56,049	1,214,021
Alphabet, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	4,391	5,880,647	Las Vegas Sands Corp.. . . . . . . . . . . . . . . . . . . . .	15,074	878,965
Alphabet, Inc., Class C(b). . . . . . . . . . . . . . . . . . . .	4,367	5,848,854	Leggett & Platt, Inc. . . . . . . . . . . . . . . . . . . . . . . .	6,978	276,747
AT&T, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	363,946	12,818,178	Lennar Corp., Class A . . . . . . . . . . . . . . . . . . . . . .	28,322	1,708,949
CenturyLink, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	126,282	1,524,224	LKQ Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,290	777,658
Charter Communications, Inc., Class A(b) . . . . . .	7,232	3,566,605	Lowe's Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	46,340	4,938,454
Comcast Corp., Class A . . . . . . . . . . . . . . . . . . . .	190,022	7,682,589	Macy's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127,355	1,684,907
Discovery, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	13,009	334,331	Marriott International, Inc., Class A . . . . . . . . . .	10,900	1,351,600
Discovery, Inc., Class C(b) . . . . . . . . . . . . . . . . . . .	13,995	351,274	McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	8,058	1,564,622
DISH Network Corp., Class A(b) . . . . . . . . . . . . . .	28,655	960,516	MGM Resorts International. . . . . . . . . . . . . . . . . .	29,610	727,222
Electronic Arts, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	3,643	369,291	Mohawk Industries, Inc.(b) . . . . . . . . . . . . . . . . . .	5,498	666,083
Facebook, Inc., Class A(b) . . . . . . . . . . . . . . . . . . .	26,220	5,046,563	Newell Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	34,093	526,055
Fox Corp., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	11,896	365,683	NIKE, Inc., Class B . . . . . . . . . . . . . . . . . . . . . . . . .	30,947	2,766,043
Fox Corp., Class B . . . . . . . . . . . . . . . . . . . . . . . . .	12,196	371,368	Nordstrom, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . .	30,618	1,062,445
Interpublic Group of Cos., Inc. (The) . . . . . . . . . .	33,559	716,820	Norwegian Cruise Line Holdings Ltd.(b) . . . . . . .	8,671	323,081
Live Nation Entertainment, Inc.(b) . . . . . . . . . . . .	13,301	808,302	NVR, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	154	564,746
Netflix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,795	1,769,499	O'Reilly Automotive, Inc.(b) . . . . . . . . . . . . . . . . .	1,726	636,411
News Corp., Class A . . . . . . . . . . . . . . . . . . . . . . .	27,637	333,717	PulteGroup, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	19,189	771,398
News Corp., Class B . . . . . . . . . . . . . . . . . . . . . . .	27,003	335,917	PVH Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,117	527,441
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	13,792	955,510	Ralph Lauren Corp. . . . . . . . . . . . . . . . . . . . . . . . .	4,128	435,545
Take-Two Interactive Software, Inc.(b) . . . . . . . .	1,987	213,563	Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,356	1,126,526
T-Mobile US, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	44,857	4,044,307	Royal Caribbean Cruises Ltd. . . . . . . . . . . . . . . . .	6,504	522,987
Twitter, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,410	279,212	Starbucks Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	22,701	1,780,439
Verizon Communications, Inc. . . . . . . . . . . . . . . .	165,004	8,936,617	Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,588	412,439
ViacomCBS, Inc., Class B . . . . . . . . . . . . . . . . . . .	55,302	1,360,982	Target Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46,727	4,812,881
Walt Disney Co. (The) . . . . . . . . . . . . . . . . . . . . . .	36,247	4,264,460	Tiffany & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,486	332,105
			TJX Cos., Inc. (The)	51,136	3,057,933
		69,654,410
			Tractor Supply Co	6,639	587,618
Consumer Discretionary-13.04%
			Ulta Beauty, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,134	548,630
Advance Auto Parts, Inc. . . . . . . . . . . . . . . . . . . .	4,756	632,453	Under Armour, Inc., Class A(b)(c) . . . . . . . . . . . . .	10,110	143,461
Amazon.com, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	11,499	21,661,241	Under Armour, Inc., Class C(b) . . . . . . . . . . . . . . .	11,106	138,603
Aptiv PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,699	913,809	VF Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,451	752,472
AutoZone, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	734	757,862
			Whirlpool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,597	1,354,932
Best Buy Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	38,754	2,931,740
			Wynn Resorts Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .	3,886	419,610
Booking Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . .	570	966,526
			Yum! Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	4,136	369,138
BorgWarner, Inc	17,658	557,993
					111,113,930
Capri Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . . .	10,912	281,748
CarMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,891	1,300,133	Consumer Staples-12.50%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,829	1,098,458	Altria Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	29,952	1,209,162
Chipotle Mexican Grill, Inc.(b) . . . . . . . . . . . . . . . .	495	382,922	Archer-Daniels-Midland Co. . . . . . . . . . . . . . . . . .	108,886	4,099,558
D.R. Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	24,389	1,299,202	Brown-Forman Corp., Class B . . . . . . . . . . . . . . .	3,936	241,710
Darden Restaurants, Inc. . . . . . . . . . . . . . . . . . . .	5,643	550,193	Campbell Soup Co. . . . . . . . . . . . . . . . . . . . . . . . .	14,866	670,754
Dollar General Corp. . . . . . . . . . . . . . . . . . . . . . . .	13,098	1,968,629	Church & Dwight Co., Inc.. . . . . . . . . . . . . . . . . . .	4,656	323,685
Dollar Tree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	19,072	1,583,548	Clorox Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,090	492,608
eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,069	799,110	Coca-Cola Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	48,233	2,579,983
Expedia Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	8,008	789,749	Colgate-Palmolive Co. . . . . . . . . . . . . . . . . . . . . . .	17,128	1,157,339
Ford Motor Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,306,728	9,094,827	Conagra Brands, Inc. . . . . . . . . . . . . . . . . . . . . . .	27,019	721,137
Gap, Inc. (The)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	74,342	1,065,321	Constellation Brands, Inc., Class A . . . . . . . . . . .	3,433	591,781
Garmin Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,806	248,022	Costco Wholesale Corp. . . . . . . . . . . . . . . . . . . . .	39,934	11,227,045
General Motors Co. . . . . . . . . . . . . . . . . . . . . . . . .	310,141	9,459,301	Coty, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	58,686	541,672
Genuine Parts Co. . . . . . . . . . . . . . . . . . . . . . . . . .	13,939	1,216,038	Estee Lauder Cos., Inc. (The), Class A . . . . . . . .	5,686	1,043,950
H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,033	207,382	General Mills, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	24,691	1,209,859
Hanesbrands, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	36,838	487,735	Hershey Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	4,088	588,631
Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . . . . .	11,055	336,846	Hormel Foods Corp. . . . . . . . . . . . . . . . . . . . . . . .	16,063	668,221
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,425	264,581	JM Smucker Co. (The) . . . . . . . . . . . . . . . . . . . . .	5,732	590,339
Hilton Worldwide Holdings, Inc. . . . . . . . . . . . . . .	6,644	645,797	Kellogg Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,677	947,988
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . . . . .	39,573	8,620,582	Kimberly-Clark Corp.. . . . . . . . . . . . . . . . . . . . . . .	10,307	1,352,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kraft Heinz Co. (The) . . . . . . . . . . . . . . . . . . . . . .	60,915	$ 1,508,865
Kroger Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	329,611	9,271,957
Lamb Weston Holdings, Inc.. . . . . . . . . . . . . . . . .	3,465	301,074
McCormick & Co., Inc. . . . . . . . . . . . . . . . . . . . . . .	2,439	356,557
Molson Coors Beverage Co., Class B. . . . . . . . . .	15,709	779,323
Mondelez International, Inc., Class A . . . . . . . . .	36,715	1,938,552
Monster Beverage Corp.(b) . . . . . . . . . . . . . . . . . .	5,020	313,298
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,666	4,841,012
Philip Morris International, Inc. . . . . . . . . . . . . . .	26,515	2,170,783
Procter & Gamble Co. (The) . . . . . . . . . . . . . . . . .	41,959	4,751,018
Sysco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,156	3,676,147
Tyson Foods, Inc., Class A . . . . . . . . . . . . . . . . . .	36,639	2,485,223
Walgreens Boots Alliance, Inc.. . . . . . . . . . . . . . .	180,659	8,266,956
Walmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,302	35,566,919
		106,485,281
Energy-6.92%
Apache Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,746	566,830
Baker Hughes Co. . . . . . . . . . . . . . . . . . . . . . . . . .	76,342	1,228,343
Cabot Oil & Gas Corp. . . . . . . . . . . . . . . . . . . . . . .	10,350	144,175
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	94,115	8,784,694
Cimarex Energy Co. . . . . . . . . . . . . . . . . . . . . . . .	3,685	121,789
Concho Resources, Inc. . . . . . . . . . . . . . . . . . . . .	4,255	289,425
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,692	2,018,727
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	25,877	420,242
Diamondback Energy, Inc. . . . . . . . . . . . . . . . . . .	3,127	193,874
EOG Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . .	17,810	1,126,661
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	287,316	14,779,535
Halliburton Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,319	1,243,490
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .	5,057	186,553
Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,543	423,766
HollyFrontier Corp. . . . . . . . . . . . . . . . . . . . . . . . .	26,414	889,624
Kinder Morgan, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	50,747	972,820
Marathon Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . .	31,121	257,682
Marathon Petroleum Corp.. . . . . . . . . . . . . . . . . .	162,423	7,702,099
National Oilwell Varco, Inc.. . . . . . . . . . . . . . . . . .	27,443	513,459
Noble Energy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	14,503	229,582
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . .	37,265	1,220,056
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,985	732,919
Phillips 66. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72,344	5,415,672
Pioneer Natural Resources Co. . . . . . . . . . . . . . .	5,014	615,619
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	64,024	1,734,410
TechnipFMC PLC (United Kingdom) . . . . . . . . . .	49,442	733,719
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	88,955	5,893,269
Williams Cos., Inc. (The) . . . . . . . . . . . . . . . . . . . .	27,759	528,809
		58,967,843
Financials-13.11%
Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,517	1,350,503
Allstate Corp. (The). . . . . . . . . . . . . . . . . . . . . . . .	29,182	3,071,405
American Express Co. . . . . . . . . . . . . . . . . . . . . . .	28,121	3,091,342
American International Group, Inc. . . . . . . . . . . .	73,598	3,102,892
Ameriprise Financial, Inc. . . . . . . . . . . . . . . . . . . .	5,779	816,573
Aon PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,018	835,744
Arthur J. Gallagher & Co. . . . . . . . . . . . . . . . . . . .	5,574	543,409
Assurant, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,709	688,448
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . .	253,843	7,234,525
Bank of New York Mellon Corp. (The). . . . . . . . .	30,457	1,215,234
Berkshire Hathaway, Inc., Class B(b) . . . . . . . . . .	85,643	17,671,577
BlackRock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,147	994,082
Capital One Financial Corp. . . . . . . . . . . . . . . . . .	24,358	2,149,837
	Shares	Value
Financials-(continued)
Cboe Global Markets, Inc.. . . . . . . . . . . . . . . . . . .	1,746	$199,044
Charles Schwab Corp. (The). . . . . . . . . . . . . . . . .	18,204	741,813
Chubb Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,235	2,354,562
Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . .	4,677	436,083
Citigroup, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,780	6,522,419
Citizens Financial Group, Inc. . . . . . . . . . . . . . . . .	14,350	454,751
CME Group, Inc., Class A . . . . . . . . . . . . . . . . . . .	1,841	366,028
Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,022	211,718
Discover Financial Services . . . . . . . . . . . . . . . . .	12,127	795,289
E*TRADE Financial Corp. . . . . . . . . . . . . . . . . . . .	5,395	246,983
Everest Re Group Ltd. . . . . . . . . . . . . . . . . . . . . .	2,278	564,671
Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . .	21,057	513,791
First Republic Bank . . . . . . . . . . . . . . . . . . . . . . . .	2,673	268,824
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . .	16,776	365,046
Globe Life, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,199	296,419
Goldman Sachs Group, Inc. (The) . . . . . . . . . . . .	17,745	3,562,664
Hartford Financial Services Group, Inc. (The) . .	24,604	1,228,970
Huntington Bancshares, Inc. . . . . . . . . . . . . . . . .	27,356	335,658
Intercontinental Exchange, Inc. . . . . . . . . . . . . . .	5,428	484,286
Invesco Ltd.(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,161	347,918
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . .	80,863	9,389,003
KeyCorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,958	473,463
Lincoln National Corp. . . . . . . . . . . . . . . . . . . . . .	22,038	1,000,305
Loews Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,573	984,376
M&T Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,046	427,597
MarketAxess Holdings, Inc. . . . . . . . . . . . . . . . . .	106	34,379
Marsh & McLennan Cos., Inc. . . . . . . . . . . . . . . . .	11,073	1,157,793
MetLife, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,513	4,208,475
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,496	359,085
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,601	3,584,433
MSCI, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	448	132,357
Nasdaq, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,232	331,442
Northern Trust Corp. . . . . . . . . . . . . . . . . . . . . . .	4,883	428,532
People's United Financial, Inc. . . . . . . . . . . . . . . .	9,996	139,844
PNC Financial Services Group, Inc. (The) . . . . . .	10,065	1,272,216
Principal Financial Group, Inc. . . . . . . . . . . . . . . .	22,186	984,837
Progressive Corp. (The) . . . . . . . . . . . . . . . . . . . .	38,304	2,802,321
Prudential Financial, Inc. . . . . . . . . . . . . . . . . . . .	51,426	3,880,092
Raymond James Financial, Inc. . . . . . . . . . . . . . .	6,680	558,648
Regions Financial Corp. . . . . . . . . . . . . . . . . . . . .	29,116	393,648
S&P Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,815	482,627
State Street Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	11,942	813,370
SVB Financial Group(b) . . . . . . . . . . . . . . . . . . . . .	1,014	211,074
Synchrony Financial . . . . . . . . . . . . . . . . . . . . . . .	32,303	940,017
T. Rowe Price Group, Inc.. . . . . . . . . . . . . . . . . . .	3,366	397,222
Travelers Cos., Inc. (The) . . . . . . . . . . . . . . . . . . .	17,539	2,101,348
Truist Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	32,733	1,510,301
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,188	1,448,371
Unum Group. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,749	693,449
W.R. Berkley Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,568	575,255
Wells Fargo & Co.. . . . . . . . . . . . . . . . . . . . . . . . . .	149,402	6,103,072
Willis Towers Watson PLC . . . . . . . . . . . . . . . . . .	3,309	626,228
Zions Bancorporation N.A. . . . . . . . . . . . . . . . . . .	4,807	192,040
		111,699,728
Health Care-17.52%
Abbott Laboratories . . . . . . . . . . . . . . . . . . . . . . .	27,577	2,124,256
AbbVie, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,427	2,436,478
ABIOMED, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	343	51,539
Agilent Technologies, Inc. . . . . . . . . . . . . . . . . . .	4,689	361,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Health Care-(continued)			Industrials-(continued)
Alexion Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	3,229	$303,623	A.O. Smith Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,990	$197,355
Align Technology, Inc.(b) . . . . . . . . . . . . . . . . . . . .	659	143,893	Alaska Air Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	9,719	490,421
Allergan PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,386	1,217,619	Allegion PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,759	202,267
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . .	161,549	13,621,812	American Airlines Group, Inc. . . . . . . . . . . . . . . .	125,490	2,390,585
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,472	1,492,383	AMETEK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,950	339,700
Anthem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,953	6,929,347	Arconic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,234	1,004,768
Baxter International, Inc. . . . . . . . . . . . . . . . . . . .	10,032	837,371	Boeing Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	19,475	5,357,767
Becton, Dickinson and Co. . . . . . . . . . . . . . . . . . .	4,884	1,161,513	C.H. Robinson Worldwide, Inc.. . . . . . . . . . . . . . .	15,536	1,070,430
Biogen, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,222	993,633	Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,315	3,642,096
Boston Scientific Corp.(b) . . . . . . . . . . . . . . . . . . .	17,509	654,661	Cintas Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,036	543,083
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . .	28,780	1,699,747	Copart, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,822	153,923
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . . .	210,144	10,952,705	CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,721	896,194
Centene Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	95,813	5,080,005	Cummins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,056	1,521,372
Cerner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,905	409,039	Deere & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,307	2,708,199
Cigna Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52,159	9,541,967	Delta Air Lines, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	61,966	2,858,492
Cooper Cos., Inc. (The). . . . . . . . . . . . . . . . . . . . .	624	202,532	Dover Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,785	491,611
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	253,297	14,990,116	Eaton Corp. PLC . . . . . . . . . . . . . . . . . . . . . . . . . .	17,550	1,592,136
Danaher Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,447	1,510,427	Emerson Electric Co.. . . . . . . . . . . . . . . . . . . . . . .	18,364	1,177,316
DaVita, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,820	917,468	Equifax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,877	266,609
DENTSPLY SIRONA, Inc. . . . . . . . . . . . . . . . . . . .	5,364	264,123	Expeditors International of Washington, Inc. . . .	8,351	588,077
Edwards Lifesciences Corp.(b) . . . . . . . . . . . . . . .	1,358	278,173	Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,847	371,184
Eli Lilly and Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,154	1,785,244	FedEx Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,207	4,546,662
Gilead Sciences, Inc. . . . . . . . . . . . . . . . . . . . . . . .	25,703	1,782,760	Flowserve Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,070	243,953
HCA Healthcare, Inc.. . . . . . . . . . . . . . . . . . . . . . .	26,636	3,383,038	Fortive Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,142	493,941
Henry Schein, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	11,864	722,992	Fortune Brands Home & Security, Inc. . . . . . . . .	6,680	412,490
Hologic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,805	226,412	General Dynamics Corp. . . . . . . . . . . . . . . . . . . . .	16,531	2,639,835
Humana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,603	4,348,607	General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . .	760,062	8,269,475
IDEXX Laboratories, Inc.(b) . . . . . . . . . . . . . . . . . .	709	180,448	Honeywell International, Inc. . . . . . . . . . . . . . . . .	15,859	2,571,854
Illumina, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	818	217,318	Huntington Ingalls Industries, Inc. . . . . . . . . . . . .	2,626	539,722
Incyte Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,755	132,345	IDEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,144	169,312
Intuitive Surgical, Inc.(b) . . . . . . . . . . . . . . . . . . . .	551	294,212	IHS Markit Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,451	317,089
IQVIA Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	5,712	796,767	Illinois Tool Works, Inc. . . . . . . . . . . . . . . . . . . . . .	6,105	1,024,297
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . . . .	44,222	5,946,975	Ingersoll-Rand PLC . . . . . . . . . . . . . . . . . . . . . . . .	9,280	1,197,491
Laboratory Corp. of America Holdings(b) . . . . . .	5,188	911,480	J.B. Hunt Transport Services, Inc. . . . . . . . . . . .	6,080	586,355
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	120,452	16,846,417	Jacobs Engineering Group, Inc.. . . . . . . . . . . . . .	10,719	989,792
Medtronic PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,665	2,080,345	Johnson Controls International PLC . . . . . . . . . .	45,032	1,646,820
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	38,977	2,984,079	Kansas City Southern . . . . . . . . . . . . . . . . . . . . . .	1,434	216,075
Mettler-Toledo International, Inc.(b) . . . . . . . . . .	292	204,896	L3Harris Technologies, Inc. . . . . . . . . . . . . . . . . .	3,680	727,646
Mylan N.V.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,209	777,143	Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . . . .	11,557	4,274,588
PerkinElmer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,280	197,083	Masco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,212	545,920
Perrigo Co. PLC. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,630	336,075	Nielsen Holdings PLC . . . . . . . . . . . . . . . . . . . . . .	24,610	448,148
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	105,961	3,541,217	Norfolk Southern Corp. . . . . . . . . . . . . . . . . . . . .	4,596	838,081
Quest Diagnostics, Inc. . . . . . . . . . . . . . . . . . . . . .	5,511	584,497	Northrop Grumman Corp. . . . . . . . . . . . . . . . . . .	7,339	2,413,357
Regeneron Pharmaceuticals, Inc.(b) . . . . . . . . . .	1,532	681,081	Old Dominion Freight Line, Inc. . . . . . . . . . . . . . .	1,684	326,359
ResMed, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,339	212,847	PACCAR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,885	1,597,907
STERIS PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,457	231,109	Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . . . . . .	5,214	963,391
Stryker Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,446	1,037,953	Pentair PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,871	191,869
Teleflex, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	533	178,566	Quanta Services, Inc. . . . . . . . . . . . . . . . . . . . . . .	22,406	854,341
Thermo Fisher Scientific, Inc. . . . . . . . . . . . . . . .	5,981	1,739,275	Raytheon Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,038	1,892,765
UnitedHealth Group, Inc. . . . . . . . . . . . . . . . . . . .	64,053	16,330,953	Republic Services, Inc. . . . . . . . . . . . . . . . . . . . . .	8,745	789,324
Universal Health Services, Inc., Class B . . . . . . .	5,912	731,551	Robert Half International, Inc. . . . . . . . . . . . . . . .	7,427	374,395
Varian Medical Systems, Inc.(b) . . . . . . . . . . . . . .	1,736	213,476	Rockwell Automation, Inc. . . . . . . . . . . . . . . . . . .	2,496	458,016
Vertex Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	1,245	278,917	Rollins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,499	168,443
Waters Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	787	153,378	Roper Technologies, Inc. . . . . . . . . . . . . . . . . . . .	1,156	406,565
Zimmer Biomet Holdings, Inc. . . . . . . . . . . . . . . .	4,073	554,539	Snap-on, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,816	262,866
Zoetis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,761	501,078	Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . .	31,430	1,451,752
			Stanley Black & Decker, Inc	6,634	953,306
		149,300,884
			Textron, Inc	23,326	947,036
Industrials-11.02%
			TransDigm Group, Inc. . . . . . . . . . . . . . . . . . . . . .	835	465,771
3M Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,381	2,146,220
			Union Pacific Corp. . . . . . . . . . . . . . . . . . . . . . . . .	9,548	1,525,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Information Technology-(continued)
United Airlines Holdings, Inc.(b) . . . . . . . . . . . . . .	37,172	$ 2,289,423	Motorola Solutions, Inc. . . . . . . . . . . . . . . . . . . . .	3,678	$609,371
United Parcel Service, Inc., Class B. . . . . . . . . . .	47,240	4,274,748	NetApp, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,921	323,349
United Rentals, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4,295	569,002	NortonLifeLock, Inc. . . . . . . . . . . . . . . . . . . . . . . .	12,427	236,486
United Technologies Corp. . . . . . . . . . . . . . . . . . .	38,777	5,063,888	NVIDIA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,406	919,858
Verisk Analytics, Inc.. . . . . . . . . . . . . . . . . . . . . . .	1,294	200,712	Oracle Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,089	2,724,702
W.W. Grainger, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,610	724,379	Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,475	269,243
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,029	482,892	PayPal Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	12,047	1,300,956
Waste Management, Inc. . . . . . . . . . . . . . . . . . . .	10,473	1,160,513	Qorvo, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,082	209,408
Xylem, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,143	397,760	QUALCOMM, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	20,989	1,643,439
			salesforce.com, inc.(b). . . . . . . . . . . . . . . . . . . . . .	7,466	1,272,206
		93,915,997
			Seagate Technology PLC	12,900	618,555
Information Technology-10.79%
	15,889	2,869,395	ServiceNow, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	892	290,872
Accenture PLC, Class A . . . . . . . . . . . . . . . . . . . .			Skyworks Solutions, Inc.. . . . . . . . . . . . . . . . . . . .	2,295	229,913
Adobe, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,530	873,154
			Synopsys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,828	252,136
Advanced Micro Devices, Inc.(b). . . . . . . . . . . . . .	11,113	505,419	TE Connectivity Ltd. . . . . . . . . . . . . . . . . . . . . . . .	10,867	900,548
Akamai Technologies, Inc.(b) . . . . . . . . . . . . . . . .	2,537	219,476
			Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .	8,844	1,009,454
Alliance Data Systems Corp. . . . . . . . . . . . . . . . .	4,262	366,021
			VeriSign, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	496	94,116
Amphenol Corp., Class A . . . . . . . . . . . . . . . . . . .	5,885	539,537	Visa, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . . . .	9,420	1,712,179
Analog Devices, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,825	417,116
			Western Digital Corp. . . . . . . . . . . . . . . . . . . . . . .	21,799	1,211,152
ANSYS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	438	106,079
			Western Union Co. (The) . . . . . . . . . . . . . . . . . . .	14,986	335,537
Apple, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	72,079	19,703,515
			Xerox Holdings Corp. . . . . . . . . . . . . . . . . . . . . . .	19,027	612,669
Applied Materials, Inc.. . . . . . . . . . . . . . . . . . . . . .	18,547	1,077,952
			Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,613	218,159
Arista Networks, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	965	186,361
			Zebra Technologies Corp., Class A(b) . . . . . . . . .	1,291	272,362
Autodesk, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314	250,816
					91,973,321
Automatic Data Processing, Inc. . . . . . . . . . . . . .	6,471	1,001,323

Broadcom, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,375	1,465,333	Materials-2.94%
Broadridge Financial Solutions, Inc. . . . . . . . . . .	2,695	281,250	Air Products and Chemicals, Inc.. . . . . . . . . . . . .	2,934	644,336
Cadence Design Systems, Inc.(b) . . . . . . . . . . . . .	2,576	170,377	Albemarle Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,015	328,628
CDW Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,695	1,107,363	Amcor PLC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90,371	842,258
Cisco Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	87,904	3,510,007	Avery Dennison Corp.. . . . . . . . . . . . . . . . . . . . . .	4,128	472,615
Citrix Systems, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	2,072	214,224	Ball Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,843	975,378
Cognizant Technology Solutions Corp.,			Celanese Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,002	375,147
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,495	1,248,760	CF Industries Holdings, Inc. . . . . . . . . . . . . . . . . .	7,861	289,756
Corning, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,979	739,159	Corteva, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,917	1,520,942
DXC Technology Co. . . . . . . . . . . . . . . . . . . . . . . .	40,895	985,978	Dow, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,216	2,716,199
F5 Networks, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . .	1,218	146,099	DuPont de Nemours, Inc. . . . . . . . . . . . . . . . . . . .	25,550	1,096,095
Fidelity National Information Services, Inc. . . . .	5,039	704,049	Eastman Chemical Co. . . . . . . . . . . . . . . . . . . . . .	9,093	559,310
Fiserv, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,009	547,784	Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,087	1,098,399
FleetCor Technologies, Inc.(b) . . . . . . . . . . . . . . .	646	171,700	FMC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,543	329,853
FLIR Systems, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	2,638	112,036	Freeport-McMoRan, Inc. . . . . . . . . . . . . . . . . . . . .	84,216	838,791
Fortinet, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,485	151,559	International Flavors & Fragrances, Inc.(c) . . . . .	2,872	344,008
Gartner, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,991	257,616	International Paper Co.. . . . . . . . . . . . . . . . . . . . .	37,415	1,382,858
Global Payments, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,613	296,744	Linde PLC (United Kingdom) . . . . . . . . . . . . . . . .	9,793	1,870,561
Hewlett Packard Enterprise Co.. . . . . . . . . . . . . .	137,269	1,755,671	LyondellBasell Industries N.V., Class A. . . . . . . .	29,067	2,077,128
HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	220,029	4,574,403	Martin Marietta Materials, Inc.. . . . . . . . . . . . . . .	1,279	291,011
Intel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	93,145	5,171,410	Mosaic Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	38,119	649,167
International Business Machines Corp. . . . . . . . .	43,937	5,718,401	Newmont Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,197	722,872
Intuit, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,031	539,941	Nucor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,950	1,321,133
IPG Photonics Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	705	89,986	Packaging Corp. of America. . . . . . . . . . . . . . . . .	4,786	433,707
Jack Henry & Associates, Inc. . . . . . . . . . . . . . . .	826	125,337	PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	8,639	902,344
Juniper Networks, Inc. . . . . . . . . . . . . . . . . . . . . .	13,913	295,234	Sealed Air Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	9,494	287,763
Keysight Technologies, Inc.(b) . . . . . . . . . . . . . . .	3,036	287,691	Sherwin-Williams Co. (The). . . . . . . . . . . . . . . . . .	2,373	1,226,248
KLA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,159	331,860	Vulcan Materials Co. . . . . . . . . . . . . . . . . . . . . . . .	2,562	308,106
Lam Research Corp. . . . . . . . . . . . . . . . . . . . . . . .	2,549	747,953	Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,977	1,129,735
. . . . . . . . . . . . . . . . . . . . . . . .Leidos Holdings, Inc	8,923	915,946			25,034,348
Mastercard, Inc., Class A	4,169	1,210,052
			Real Estate-0.98%
Maxim Integrated Products, Inc. . . . . . . . . . . . . .	2,807	156,125
			Alexandria Real Estate Equities, Inc.. . . . . . . . . .	719	109,202
Microchip Technology, Inc.(c) . . . . . . . . . . . . . . . .	3,994	362,296
Micron Technology, Inc.(b) . . . . . . . . . . . . . . . . . .	34,737	1,825,777	American Tower Corp. . . . . . . . . . . . . . . . . . . . . .	2,792	633,225
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,023	10,372,366	Apartment Investment & Management Co.,
			Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,362	65,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value			Shares	Value
Real Estate-(continued)			Utilities-(continued)
AvalonBay Communities, Inc. . . . . . . . . . . . . . . .	830	$166,490	Evergy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		6,316	$412,751
Boston Properties, Inc. . . . . . . . . . . . . . . . . . . . . .	1,635	210,817	Eversource Energy . . . . . . . . . . . . . . . . . . . . . . . .		7,950	687,357
CBRE Group, Inc., Class A(b) . . . . . . . . . . . . . . . .	30,082	1,688,803	Exelon Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		59,998	2,586,514
Crown Castle International Corp.. . . . . . . . . . . . .	3,344	479,162	FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .		17,544	781,234
Digital Realty Trust, Inc.(c) . . . . . . . . . . . . . . . . . .	2,146	257,756	NextEra Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .		5,507	1,391,949
Duke Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	2,249	73,025	NiSource, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .		14,906	402,760
Equinix, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	752	430,746	NRG Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .		17,889	594,094
Equity Residential . . . . . . . . . . . . . . . . . . . . . . . . .	2,477	186,023	Pinnacle West Capital Corp. . . . . . . . . . . . . . . . . .		3,124	279,567
Essex Property Trust, Inc. . . . . . . . . . . . . . . . . . .	370	104,843	PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		16,529	496,035
Extra Space Storage, Inc. . . . . . . . . . . . . . . . . . . .	960	96,346	Public Service Enterprise Group, Inc. . . . . . . . . .		12,603	646,660
Federal Realty Investment Trust . . . . . . . . . . . . .	549	63,871	Sempra Energy . . . . . . . . . . . . . . . . . . . . . . . . . . .		5,652	790,037
Healthpeak Properties, Inc. . . . . . . . . . . . . . . . . .	4,486	141,937	Southern Co. (The) . . . . . . . . . . . . . . . . . . . . . . . .		27,251	1,644,870
Host Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . . .	23,266	336,892	WEC Energy Group, Inc. . . . . . . . . . . . . . . . . . . . .		6,514	601,438
Iron Mountain, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	10,206	310,364	Xcel Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .		14,157	882,264
Kimco Realty Corp	4,290	74,431
						23,129,434
Mid-America Apartment Communities, Inc	943	121,892
			Total Common Stocks & Other Equity Interests
Prologis, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,834	238,849
			(Cost $823,870,478). .			849,625,860
Public Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,106	231,287			. . . . . . . . . . . . . . . . . . . . . . . . . . . .

Realty Income Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,518	109,888	Money Market Funds-0.06%
Regency Centers Corp.. . . . . . . . . . . . . . . . . . . . .	1,367	78,520
			Invesco Premier U.S. Government Money
SBA Communications Corp., Class A . . . . . . . . .	639	169,392
			Portfolio, Institutional Class, 1.46%(e)
Simon Property Group, Inc. . . . . . . . . . . . . . . . . .	2,971	365,671
SL Green Realty Corp. . . . . . . . . . . . . . . . . . . . . .	1,270	99,619	(Cost $464,599) . . . . . . . .	. . . . . . . . . . . . . . . .	464,599	464,599
			TOTAL INVESTMENTS IN SECURITIES
UDR, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,952	87,801
Ventas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,197	279,443	(excluding investments purchased with cash collateral
Vornado Realty Trust . . . . . . . . . . . . . . . . . . . . . .	6,136	328,767	from securities on loan)-99.76%
Welltower, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,924	368,414	(Cost $824,335,077). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			850,090,459
Weyerhaeuser Co	17,015	442,050
			Investments Purchased with Cash Collateral from Securities
		8,350,684
Utilities-2.71%			on Loan

AES Corp. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	41,683	697,357	Money Market Funds-0.34%
Alliant Energy Corp. . . . . . . . . . . . . . . . . . . . . . . .	5,223	272,223	Invesco Government & Agency Portfolio,
Ameren Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,097	481,663
			Institutional Class, 1.50%	(e)(f)	2,174,662	2,174,662
American Electric Power Co., Inc. . . . . . . . . . . . .	12,972	1,157,881		. . . . . . . . . . . . .
			Invesco Liquid Assets Portfolio, Institutional
American Water Works Co., Inc. . . . . . . . . . . . . .	2,265	280,090
			(e)(f)		751,977	752,354
Atmos Energy Corp	2,064	213,108	Class, 1.64% . . . . . . . . . . . . . . . . . . . . . . . .
			Total Investments Purchased with Cash Collateral from
CenterPoint Energy, Inc. . . . . . . . . . . . . . . . . . . .	34,867	802,638
			Securities on Loan
CMS Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	8,567	517,618
			(Cost $2,926,943) . . . .			2,927,016
Consolidated Edison, Inc. . . . . . . . . . . . . . . . . . . .	10,844	854,724			. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Dominion Energy, Inc.. . . . . . . . . . . . . . . . . . . . . .	14,427	1,127,903	TOTAL INVESTMENTS IN SECURITIES-100.10%
DTE Energy Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,060	900,060	(Cost $827,262,020). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			853,017,475
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . .	21,157	1,940,097	OTHER ASSETS LESS LIABILITIES-(0.10)% . . . . . . . . . . . . . . .			(827,609)
Edison International	12,949	870,043
			NET ASSETS-100.00%. . . . .		.	$852,189,866
Entergy Corp	6,984	816,499			. . . . . . . . . . . . . . . . . . . . . . . . . . .

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2019	at Cost	from Sales	(Depreciation)	Gain	February 29, 2020	Income

Invesco Ltd.	$293,747	$125,405	$(30,498)	$(41,637)	$901	$347,918	$15,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)

February 29, 2020

(Unaudited)

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Health Care	17.52
Financials	13.11

Consumer Discretionary	13.04
Consumer Staples	12.50

Industrials	11.02
Information Technology	10.79

Communication Services	8.17
Energy	6.92

Sector Types Each Less Than 3%	6.63
Money Market Funds Plus Other Assets
Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.67%
AMC Networks, Inc., Class A(b) . . . . . . . . . . . . . .	18,556	$575,236
Cable One, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	167	262,695
Cinemark Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	21,792	565,720
John Wiley & Sons, Inc., Class A . . . . . . . . . . . . .	8,447	314,144
Meredith Corp.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	20,089	529,345
New York Times Co. (The), Class A(c) . . . . . . . . .	12,568	470,797
TEGNA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,979	443,619
Telephone & Data Systems, Inc. . . . . . . . . . . . . .	49,778	1,002,529
TripAdvisor, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	12,236	286,934
World Wrestling Entertainment, Inc., Class A(c) .	3,298	154,248
Yelp, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,711	209,853
		4,815,120
Consumer Discretionary-20.15%
Aaron's, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,246	599,625
Adient PLC(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	164,987	3,948,139
Adtalem Global Education, Inc.(b) . . . . . . . . . . . .	7,930	244,799
American Eagle Outfitters, Inc. . . . . . . . . . . . . . .	65,729	846,590
AutoNation, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	97,457	4,164,338
Bed Bath & Beyond, Inc.(c) . . . . . . . . . . . . . . . . . .	173,920	1,880,075
Boyd Gaming Corp. . . . . . . . . . . . . . . . . . . . . . . . .	25,175	672,424
Brinker International, Inc.. . . . . . . . . . . . . . . . . . .	17,519	601,778
Brunswick Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	18,116	963,771
Caesars Entertainment Corp.(b) . . . . . . . . . . . . . .	151,350	1,923,658
Carter's, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,796	713,100
Cheesecake Factory, Inc. (The) . . . . . . . . . . . . . .	13,561	483,178
Choice Hotels International, Inc. . . . . . . . . . . . . .	2,460	224,549
Churchill Downs, Inc.. . . . . . . . . . . . . . . . . . . . . . .	2,132	267,864
Cracker Barrel Old Country Store, Inc.(c) . . . . . .	4,558	653,298
Dana, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,301	1,542,988
Deckers Outdoor Corp.(b) . . . . . . . . . . . . . . . . . . .	2,913	506,279
Delphi Technologies PLC . . . . . . . . . . . . . . . . . . .	77,124	1,088,991
Dick's Sporting Goods, Inc.. . . . . . . . . . . . . . . . . .	41,371	1,506,318
Dillard's, Inc., Class A(c) . . . . . . . . . . . . . . . . . . . .	21,562	1,213,725
Domino's Pizza, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,775	942,002
Dunkin' Brands Group, Inc.. . . . . . . . . . . . . . . . . .	4,124	274,328
Eldorado Resorts, Inc.(b) . . . . . . . . . . . . . . . . . . . .	10,816	542,747
Etsy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,030	232,974
Five Below, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	3,119	302,387
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	49,819	1,805,939
Gentex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,328	409,258
Goodyear Tire & Rubber Co. (The) . . . . . . . . . . .	213,064	2,063,525
Graham Holdings Co., Class B . . . . . . . . . . . . . . .	1,019	512,435
Grand Canyon Education, Inc.(b) . . . . . . . . . . . . .	1,896	152,969
Grubhub, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,579	316,516
Helen of Troy Ltd.(b) . . . . . . . . . . . . . . . . . . . . . . .	2,198	361,791
Jack in the Box, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,806	193,221
KB Home . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,796	938,462
Lear Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,389	3,935,257
Marriott Vacations Worldwide Corp. . . . . . . . . . .	7,686	743,851
Mattel, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,734	916,484
Murphy USA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	27,629	2,693,827
Ollie's Bargain Outlet Holdings, Inc.(b)(c) . . . . . . .	4,411	224,388
Papa John's International, Inc. . . . . . . . . . . . . . .	5,952	342,895
Penn National Gaming, Inc.(b) . . . . . . . . . . . . . . .	47,227	1,396,502
Polaris, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,578	1,285,652
Pool Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,504	739,204
	Shares	Value
Consumer Discretionary-(continued)
Sally Beauty Holdings, Inc.(b) . . . . . . . . . . . . . . . .	49,191	$611,936
Scientific Games Corp.(b) . . . . . . . . . . . . . . . . . . .	27,996	510,647
Service Corp. International . . . . . . . . . . . . . . . . .	15,962	762,824
Six Flags Entertainment Corp. . . . . . . . . . . . . . . .	7,510	189,853
Skechers U.S.A., Inc., Class A(b) . . . . . . . . . . . . .	27,191	899,478
Tempur Sealy International, Inc.(b) . . . . . . . . . . .	7,676	573,781
Texas Roadhouse, Inc. . . . . . . . . . . . . . . . . . . . . .	10,586	595,145
Thor Industries, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	26,223	1,977,476
Toll Brothers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	42,185	1,562,111
TRI Pointe Group, Inc.(b) . . . . . . . . . . . . . . . . . . . .	44,551	682,967
Urban Outfitters, Inc.(b) . . . . . . . . . . . . . . . . . . . .	33,556	788,902
Visteon Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,403	481,491
Wendy's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . .	17,510	330,589
Williams-Sonoma, Inc. . . . . . . . . . . . . . . . . . . . . . .	19,649	1,225,901
WW International, Inc.(b) . . . . . . . . . . . . . . . . . . . .	8,461	253,830
Wyndham Destinations, Inc.. . . . . . . . . . . . . . . . .	18,389	733,721
Wyndham Hotels & Resorts, Inc. . . . . . . . . . . . . .	8,002	407,702
		57,960,455
Consumer Staples-5.15%
BJ's Wholesale Club Holdings, Inc.(b) . . . . . . . . .	127,573	2,457,056
Boston Beer Co., Inc. (The), Class A(b) . . . . . . . .	722	267,710
Casey's General Stores, Inc. . . . . . . . . . . . . . . . . .	14,014	2,284,562
Edgewell Personal Care Co.(b) . . . . . . . . . . . . . . .	15,464	469,487
Energizer Holdings, Inc.(c) . . . . . . . . . . . . . . . . . .	11,327	486,948
Flowers Foods, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	43,374	933,842
Hain Celestial Group, Inc. (The)(b) . . . . . . . . . . . .	20,278	481,197
Ingredion, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,110	1,258,663
Lancaster Colony Corp. . . . . . . . . . . . . . . . . . . . .	1,947	281,244
Nu Skin Enterprises, Inc., Class A . . . . . . . . . . . .	14,743	361,498
Pilgrim's Pride Corp.(b) . . . . . . . . . . . . . . . . . . . . .	78,555	1,662,224
Post Holdings, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	12,352	1,250,764
Sanderson Farms, Inc. . . . . . . . . . . . . . . . . . . . . .	4,569	564,546
Sprouts Farmers Market, Inc.(b). . . . . . . . . . . . . .	65,412	1,045,284
Tootsie Roll Industries, Inc.(c). . . . . . . . . . . . . . . .	3,384	108,559
TreeHouse Foods, Inc.(b) . . . . . . . . . . . . . . . . . . .	23,563	897,986
		14,811,570
Energy-4.80%
Antero Midstream Corp.(c) . . . . . . . . . . . . . . . . . .	30,216	131,742
Apergy Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,424	175,286
Chesapeake Energy Corp.(b). . . . . . . . . . . . . . . . .	2,667,505	733,564
CNX Resources Corp.(b) . . . . . . . . . . . . . . . . . . . .	41,185	218,692
Core Laboratories N.V.. . . . . . . . . . . . . . . . . . . . .	3,480	93,403
EQT Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,090	628,618
Equitrans Midstream Corp.. . . . . . . . . . . . . . . . . .	33,281	234,964
Matador Resources Co.(b). . . . . . . . . . . . . . . . . . .	13,637	131,461
Murphy Oil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	24,110	454,474
Patterson-UTI Energy, Inc. . . . . . . . . . . . . . . . . . .	62,844	360,096
PBF Energy, Inc., Class A . . . . . . . . . . . . . . . . . . .	188,270	4,215,365
Transocean Ltd.(b). . . . . . . . . . . . . . . . . . . . . . . . .	111,768	374,423
World Fuel Services Corp. . . . . . . . . . . . . . . . . . .	200,382	5,666,803
WPX Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	41,064	383,127
		13,802,018
Financials-11.50%
Affiliated Managers Group, Inc. . . . . . . . . . . . . . .	6,025	453,200
Alleghany Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	2,369	1,592,560
American Financial Group, Inc. . . . . . . . . . . . . . .	15,645	1,445,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Associated Banc-Corp. . . . . . . . . . . . . . . . . . . . . .	16,209	$274,418
BancorpSouth Bank . . . . . . . . . . . . . . . . . . . . . . .	7,221	176,698
Bank of Hawaii Corp. . . . . . . . . . . . . . . . . . . . . . .	1,848	137,528
Bank OZK . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,311	236,406
Brighthouse Financial, Inc.(b) . . . . . . . . . . . . . . . .	43,896	1,573,233
Brown & Brown, Inc. . . . . . . . . . . . . . . . . . . . . . . .	13,601	584,979
Cathay General Bancorp . . . . . . . . . . . . . . . . . . . .	4,903	150,914
CNO Financial Group, Inc.. . . . . . . . . . . . . . . . . . .	45,548	729,679
Commerce Bancshares, Inc.. . . . . . . . . . . . . . . . .	4,949	302,087
Cullen/Frost Bankers, Inc. . . . . . . . . . . . . . . . . . .	3,511	275,227
East West Bancorp, Inc. . . . . . . . . . . . . . . . . . . . .	9,748	377,638
Eaton Vance Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,379	345,718
Evercore, Inc., Class A . . . . . . . . . . . . . . . . . . . . .	6,442	429,166
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,017	282,692
FactSet Research Systems, Inc. . . . . . . . . . . . . .	1,206	320,784
Federated Hermes, Inc., Class B . . . . . . . . . . . . .	8,664	249,956
First American Financial Corp.. . . . . . . . . . . . . . .	22,262	1,271,160
First Financial Bankshares, Inc. . . . . . . . . . . . . . .	2,710	77,885
First Horizon National Corp.. . . . . . . . . . . . . . . . .	30,611	408,045
FirstCash, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,258	404,445
Fulton Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	13,428	194,035
Genworth Financial, Inc., Class A(b) . . . . . . . . . . .	430,493	1,678,923
Hancock Whitney Corp. . . . . . . . . . . . . . . . . . . . .	7,509	251,552
Hanover Insurance Group, Inc. (The) . . . . . . . . .	7,936	940,733
Home BancShares, Inc.. . . . . . . . . . . . . . . . . . . . .	9,625	161,315
Interactive Brokers Group, Inc., Class A . . . . . . .	12,958	662,154
International Bancshares Corp. . . . . . . . . . . . . . .	3,417	116,520
Janus Henderson Group PLC (United
Kingdom) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,616	415,859
Jefferies Financial Group, Inc. . . . . . . . . . . . . . . .	59,331	1,169,414
Kemper Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,781	1,017,524
Legg Mason, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	18,233	908,368
LendingTree, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . .	830	228,931
Mercury General Corp. . . . . . . . . . . . . . . . . . . . . .	17,268	747,877
Navient Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91,813	1,031,060
New York Community Bancorp, Inc. . . . . . . . . . .	36,390	393,376
Old Republic International Corp. . . . . . . . . . . . . .	66,201	1,305,484
PacWest Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .	8,232	260,460
Pinnacle Financial Partners, Inc. . . . . . . . . . . . . .	4,341	228,510
Primerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,415	380,226
Prosperity Bancshares, Inc. . . . . . . . . . . . . . . . . .	2,774	179,200
Reinsurance Group of America, Inc. . . . . . . . . . .	19,227	2,346,271
RenaissanceRe Holdings Ltd. (Bermuda) . . . . . .	4,262	726,245
RLI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,304	185,196
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . . .	5,653	309,276
Selective Insurance Group, Inc. . . . . . . . . . . . . . .	9,649	538,221
Signature Bank . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,287	411,204
SLM Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58,962	611,436
Sterling Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . .	14,465	239,830
Stifel Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	12,551	683,276
Synovus Financial Corp. . . . . . . . . . . . . . . . . . . . .	13,058	378,943
TCF Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . .	8,163	297,460
Texas Capital Bancshares, Inc.(b) . . . . . . . . . . . . .	5,396	254,044
Trustmark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	4,247	114,244
UMB Financial Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,169	242,427
Umpqua Holdings Corp. . . . . . . . . . . . . . . . . . . . .	17,849	274,696
United Bankshares, Inc. . . . . . . . . . . . . . . . . . . . .	5,353	154,595
Valley National Bancorp . . . . . . . . . . . . . . . . . . . .	28,198	262,241
Washington Federal, Inc. . . . . . . . . . . . . . . . . . . .	4,548	136,395
	Shares	Value
Financials-(continued)
Webster Financial Corp. . . . . . . . . . . . . . . . . . . . .	6,219	$236,135
Wintrust Financial Corp. . . . . . . . . . . . . . . . . . . . .	5,745	306,840
		33,080,825
Health Care-6.76%
Acadia Healthcare Co., Inc.(b) . . . . . . . . . . . . . . .	21,793	645,073
Allscripts Healthcare Solutions, Inc.(b) . . . . . . . .	41,939	316,220
Amedisys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,651	461,301
Arrowhead Pharmaceuticals, Inc.(b) . . . . . . . . . .	578	20,438
Avanos Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	4,751	153,980
Bio-Rad Laboratories, Inc., Class A(b) . . . . . . . . .	1,480	520,990
Bio-Techne Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	787	148,656
Cantel Medical Corp.(c) . . . . . . . . . . . . . . . . . . . . .	2,820	177,942
Catalent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,477	591,410
Charles River Laboratories International,
Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,950	614,502
Chemed Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	970	405,091
Encompass Health Corp. . . . . . . . . . . . . . . . . . . .	14,858	1,111,973
Exelixis, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,187	226,556
Globus Medical, Inc., Class A(b) . . . . . . . . . . . . . .	3,001	135,735
Haemonetics Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	1,932	209,294
HealthEquity, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,297	92,074
Hill-Rom Holdings, Inc. . . . . . . . . . . . . . . . . . . . . .	6,061	582,159
ICU Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,647	322,499
Integra LifeSciences Holdings Corp.(b) . . . . . . . .	5,552	289,259
Ligand Pharmaceuticals, Inc.(b)(c) . . . . . . . . . . . .	329	30,794
LivaNova PLC(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	3,263	227,496
Masimo Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,326	216,576
MEDNAX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,441	503,147
Molina Healthcare, Inc.(b) . . . . . . . . . . . . . . . . . . .	30,388	3,724,049
Nektar Therapeutics(b) . . . . . . . . . . . . . . . . . . . . .	1,292	26,887
NuVasive, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,439	226,321
Patterson Cos., Inc.. . . . . . . . . . . . . . . . . . . . . . . .	61,723	1,468,390
Penumbra, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	748	124,063
PRA Health Sciences, Inc.(b). . . . . . . . . . . . . . . . .	6,710	632,082
Prestige Consumer Healthcare, Inc.(b) . . . . . . . .	5,584	208,618
Repligen Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	650	55,640
Syneos Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	19,006	1,204,030
Tenet Healthcare Corp.(b). . . . . . . . . . . . . . . . . . .	112,899	2,966,986
United Therapeutics Corp.(b) . . . . . . . . . . . . . . . .	3,857	397,117
West Pharmaceutical Services, Inc.. . . . . . . . . . .	2,783	419,008
		19,456,356
Industrials-19.47%
Acuity Brands, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	6,391	657,378
AECOM(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,897	4,848,891
AGCO Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,179	1,642,427
ASGN, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,471	632,404
Avis Budget Group, Inc.(b) . . . . . . . . . . . . . . . . . .	66,412	2,150,089
Axon Enterprise, Inc.(b). . . . . . . . . . . . . . . . . . . . .	1,489	115,204
Brink's Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . .	8,977	702,809
Carlisle Cos., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	6,921	1,005,552
Clean Harbors, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	9,248	642,921
Colfax Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,303	813,421
Crane Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,739	593,815
Curtiss-Wright Corp. . . . . . . . . . . . . . . . . . . . . . . .	3,939	472,444
Deluxe Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,050	301,365
Donaldson Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .	11,311	509,900
Dycom Industries, Inc.(b). . . . . . . . . . . . . . . . . . . .	16,100	475,916
EMCOR Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	23,538	1,810,543
EnerSys . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,334	574,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Industrials-(continued)			Information Technology-(continued)
Fluor Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	225,711	$ 2,103,627	CommVault Systems, Inc. . . . . . . . . . . . . . . . . . .	3,473	$144,824
FTI Consulting, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4,599	517,801	CoreLogic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,522	432,013
GATX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,812	272,672	Cree, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,928	265,159
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,308	360,431	Cypress Semiconductor Corp. . . . . . . . . . . . . . . .	21,904	505,763
Healthcare Services Group, Inc.(c) . . . . . . . . . . . .	17,722	488,064	Fair Isaac Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	740	278,262
Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	12,831	439,334	First Solar, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	9,750	446,258
HNI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,837	421,439	II-VI, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,925	294,673
Hubbell, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,338	977,715	InterDigital, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,235	65,319
Insperity, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,512	774,412	j2 Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,186	278,233
ITT, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,804	529,561	Jabil, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	145,078	4,649,750
JetBlue Airways Corp.(b) . . . . . . . . . . . . . . . . . . .	99,239	1,565,991	KBR, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,632	1,106,727
KAR Auction Services, Inc.. . . . . . . . . . . . . . . . . .	36,016	693,308	Littelfuse, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,894	302,434
Kennametal, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	14,039	390,284	LiveRamp Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	1,553	55,038
Kirby Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,051	513,251	LogMeIn, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,443	293,464
Knight-Swift Transportation Holdings, Inc.. . . . .	31,215	997,007	Lumentum Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	5,082	395,481
Landstar System, Inc. . . . . . . . . . . . . . . . . . . . . . .	8,715	879,954	Manhattan Associates, Inc.(b). . . . . . . . . . . . . . . .	1,804	121,517
Lennox International, Inc.. . . . . . . . . . . . . . . . . . .	3,357	765,832	MAXIMUS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,980	565,920
Lincoln Electric Holdings, Inc. . . . . . . . . . . . . . . .	7,272	595,504	MKS Instruments, Inc.. . . . . . . . . . . . . . . . . . . . . .	3,874	388,136
ManpowerGroup, Inc. . . . . . . . . . . . . . . . . . . . . . .	49,995	3,796,620	Monolithic Power Systems, Inc. . . . . . . . . . . . . . .	800	126,912
MasTec, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,201	1,384,105	National Instruments Corp. . . . . . . . . . . . . . . . . .	7,147	287,881
Mercury Systems, Inc.(b). . . . . . . . . . . . . . . . . . . .	2,211	162,420	NCR Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46,179	1,163,711
MSA Safety, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,490	302,958	NetScout Systems, Inc.(b) . . . . . . . . . . . . . . . . . . .	8,467	217,602
MSC Industrial Direct Co., Inc., Class A. . . . . . . .	10,356	640,208	Perspecta, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,694	966,189
Nordson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,071	446,216	PTC, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,830	289,357
NOW, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62,354	550,586	Sabre Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,995	544,532
nVent Electric PLC . . . . . . . . . . . . . . . . . . . . . . . .	20,410	490,044	Science Applications International Corp. . . . . . .	15,245	1,221,582
Oshkosh Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,148	1,525,828	Semtech Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,857	112,823
Owens Corning . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,692	1,451,341	Silicon Laboratories, Inc.(b). . . . . . . . . . . . . . . . . .	1,680	148,982
Regal Beloit Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	9,257	718,714	SolarEdge Technologies, Inc.(b) . . . . . . . . . . . . . .	3,207	399,977
Resideo Technologies, Inc.(b) . . . . . . . . . . . . . . . .	95,095	1,022,271	Synaptics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,961	327,674
Ryder System, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	39,286	1,494,440	SYNNEX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,130	5,142,484
Stericycle, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . .	11,951	686,346	Tech Data Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	59,223	8,432,763
Teledyne Technologies, Inc.(b) . . . . . . . . . . . . . . .	2,016	680,037	Teradata Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	17,134	341,652
Terex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,830	788,618	Teradyne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,374	433,296
Tetra Tech, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,234	665,884	Trimble, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,201	718,575
Timken Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . .	15,041	674,439	Tyler Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	831	260,394
Toro Co. (The) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,233	588,083	Universal Display Corp.. . . . . . . . . . . . . . . . . . . . .	439	69,709
Trex Co., Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,865	178,387	ViaSat, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,112	408,940
Trinity Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	28,901	588,135	Vishay Intertechnology, Inc.. . . . . . . . . . . . . . . . .	31,477	588,620
Valmont Industries, Inc. . . . . . . . . . . . . . . . . . . . .	4,308	500,676	WEX, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,862	348,641
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Watsco, Inc	5,971	937,328			45,934,831
Werner Enterprises, Inc	15,395	517,272
			Materials-8.20%
Woodward, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,304	547,373
			Allegheny Technologies, Inc.(b) . . . . . . . . . . . . . .	42,299	722,890
XPO Logistics, Inc.(b). . . . . . . . . . . . . . . . . . . . . . .	46,391	3,431,542
			AptarGroup, Inc	5,738	579,940
		56,005,925
			Ashland Global Holdings, Inc.. . . . . . . . . . . . . . . .	7,507	537,051

Information Technology-15.97%			Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,008	598,379
ACI Worldwide, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	7,359	205,095	Carpenter Technology Corp. . . . . . . . . . . . . . . . .	10,174	373,895
Arrow Electronics, Inc.(b) . . . . . . . . . . . . . . . . . . .	80,026	5,366,544	Chemours Co. (The) . . . . . . . . . . . . . . . . . . . . . . .	76,735	1,140,282
Avnet, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	102,991	3,159,764	Commercial Metals Co. . . . . . . . . . . . . . . . . . . . . .	60,779	1,109,825
Belden, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,450	417,269	Compass Minerals International, Inc. . . . . . . . . .	5,808	316,826
Blackbaud, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,569	174,178	Domtar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,703	912,095
Cabot Microelectronics Corp.. . . . . . . . . . . . . . . .	1,727	240,537	Eagle Materials, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,539	279,333
CACI International, Inc., Class A(b) . . . . . . . . . . .	4,977	1,219,465	Greif, Inc., Class A. . . . . . . . . . . . . . . . . . . . . . . . .	22,602	798,755
CDK Global, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .	9,011	414,686	Ingevity Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	3,270	147,281
Ceridian HCM Holding, Inc.(b) . . . . . . . . . . . . . . . .	2,922	206,673	Louisiana-Pacific Corp. . . . . . . . . . . . . . . . . . . . . .	18,863	536,652
Ciena Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,273	741,047	Minerals Technologies, Inc. . . . . . . . . . . . . . . . . .	7,246	325,128
Cirrus Logic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	3,525	241,956	NewMarket Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,040	404,134
Cognex Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,127	139,277	O-I Glass, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	138,838	1,499,450
Coherent, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,075	267,073	Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85,576	1,385,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
PolyOne Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,446	$605,283
Reliance Steel & Aluminum Co. . . . . . . . . . . . . . .	21,721	2,221,841
Royal Gold, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	870	83,929
RPM International, Inc. . . . . . . . . . . . . . . . . . . . . .	17,150	1,099,487
Scotts Miracle-Gro Co. (The) . . . . . . . . . . . . . . . .	7,069	749,243
Sensient Technologies Corp. . . . . . . . . . . . . . . . .	4,735	232,867
Silgan Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	34,527	988,508
Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . . .	20,429	984,882
Steel Dynamics, Inc. . . . . . . . . . . . . . . . . . . . . . . .	72,942	1,942,445
United States Steel Corp.(c) . . . . . . . . . . . . . . . . .	231,175	1,854,024
Valvoline, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,412	495,534
Worthington Industries, Inc.. . . . . . . . . . . . . . . . .	20,743	659,627
		23,585,061
Real Estate-3.64%
American Campus Communities, Inc. . . . . . . . . .	4,613	200,389
Brixmor Property Group, Inc.. . . . . . . . . . . . . . . .	12,367	225,203
Camden Property Trust . . . . . . . . . . . . . . . . . . . .	2,219	235,170
CoreCivic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,098	416,131
CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . . . . .	1,158	120,119
Corporate Office Properties Trust. . . . . . . . . . . .	5,086	128,879
Cousins Properties, Inc. . . . . . . . . . . . . . . . . . . . .	3,380	120,632
CyrusOne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,535	214,150
Diversified Healthcare Trust. . . . . . . . . . . . . . . . .	33,055	207,916
Douglas Emmett, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,997	190,785
EastGroup Properties, Inc. . . . . . . . . . . . . . . . . . .	557	70,032
EPR Properties . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,322	137,555
First Industrial Realty Trust, Inc. . . . . . . . . . . . . .	2,356	90,706
GEO Group, Inc. (The). . . . . . . . . . . . . . . . . . . . . .	38,133	558,267
Healthcare Realty Trust, Inc. . . . . . . . . . . . . . . . .	3,258	111,749
Highwoods Properties, Inc. . . . . . . . . . . . . . . . . .	3,611	162,062
JBG SMITH Properties. . . . . . . . . . . . . . . . . . . . . .	3,772	138,357
Jones Lang LaSalle, Inc.. . . . . . . . . . . . . . . . . . . .	23,511	3,474,220
Kilroy Realty Corp. . . . . . . . . . . . . . . . . . . . . . . . .	2,240	162,826
Lamar Advertising Co., Class A . . . . . . . . . . . . . .	4,567	382,441
Life Storage, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .	1,233	133,053
Macerich Co. (The)(c) . . . . . . . . . . . . . . . . . . . . . .	8,088	165,157
Mack-Cali Realty Corp. . . . . . . . . . . . . . . . . . . . . .	5,921	112,381
Medical Properties Trust, Inc. . . . . . . . . . . . . . . .	8,917	188,416
National Retail Properties, Inc. . . . . . . . . . . . . . .	2,872	146,041
Omega Healthcare Investors, Inc. . . . . . . . . . . . .	4,965	196,614
Park Hotels & Resorts, Inc.. . . . . . . . . . . . . . . . . .	24,992	456,354
Pebblebrook Hotel Trust. . . . . . . . . . . . . . . . . . . .	12,738	257,435
PotlatchDeltic Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,495	165,146
PS Business Parks, Inc.. . . . . . . . . . . . . . . . . . . . .	583	86,605
Rayonier, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,974	131,960
Sabra Health Care REIT, Inc. . . . . . . . . . . . . . . . .	7,265	142,031

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
Service Properties Trust. . . . . . . . . . . . . . . . . . . .	22,032	$398,339
Spirit Realty Capital, Inc. . . . . . . . . . . . . . . . . . . .	2,343	106,607
Taubman Centers, Inc. . . . . . . . . . . . . . . . . . . . . .	4,939	257,124
Urban Edge Properties . . . . . . . . . . . . . . . . . . . . .	4,531	73,402
Weingarten Realty Investors . . . . . . . . . . . . . . . .	3,687	99,291
		10,463,545
Utilities-2.60%
ALLETE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,970	273,890
Black Hills Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,190	374,718
Essential Utilities, Inc. . . . . . . . . . . . . . . . . . . . . . .	4,396	189,072
Hawaiian Electric Industries, Inc.. . . . . . . . . . . . .	14,623	626,449
IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,945	284,605
MDU Resources Group, Inc. . . . . . . . . . . . . . . . . .	41,304	1,145,360
National Fuel Gas Co. . . . . . . . . . . . . . . . . . . . . . .	8,427	308,512
New Jersey Resources Corp. . . . . . . . . . . . . . . . .	13,580	479,510
NorthWestern Corp. . . . . . . . . . . . . . . . . . . . . . . .	4,038	284,033
OGE Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	11,935	454,724
ONE Gas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,175	342,935
PNM Resources, Inc.(c) . . . . . . . . . . . . . . . . . . . . .	6,642	312,705
Southwest Gas Holdings, Inc.. . . . . . . . . . . . . . . .	9,254	598,549
Spire, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,565	417,653
UGI Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,336	1,381,629
		7,474,344

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.91%

(Cost $300,152,879). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 287,390,050

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.89%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(d)(e) . . . . . . . . . . . . .	8,392,373	8,392,373
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e) . . . . . . . . . . . . . . . . . . . . . . .	2,786,685	2,788,078
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $11,180,204) . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	11,180,451
TOTAL INVESTMENTS IN SECURITIES-103.80%
(Cost $311,333,083). . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	298,570,501
OTHER ASSETS LESS LIABILITIES-(3.80)% . . . . .	. . . . . . . . . .	(10,939,687)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	$287,630,814

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Consumer Discretionary	20.15
Industrials	19.47

Information Technology	15.97
Financials	11.50

Materials	8.20
Health Care	6.76

Consumer Staples	5.15
Energy	4.80

Real Estate	3.64
Sector Types Each Less Than 3%	4.27

Money Market Funds Plus Other Assets
Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.00%
ATN International, Inc. . . . . . . . . . . . . . . . . . . . .	2,854	$153,831
Cincinnati Bell, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	77,549	1,012,014
Cogent Communications Holdings, Inc. . . . . . .	3,208	234,216
Consolidated Communications Holdings, Inc. .	148,984	926,681
E.W. Scripps Co. (The), Class A. . . . . . . . . . . . .	34,873	414,989
Gannett Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	100,987	424,145
Glu Mobile, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	24,679	175,714
Iridium Communications, Inc.(b). . . . . . . . . . . . .	8,725	236,186
Marcus Corp. (The). . . . . . . . . . . . . . . . . . . . . . .	9,269	247,668
QuinStreet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	11,380	146,574
Scholastic Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	16,736	537,058
Shenandoah Telecommunications Co. . . . . . . .	6,298	279,820
Spok Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . .	5,229	52,081
TechTarget, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	1,943	44,942
Vonage Holdings Corp.(b) . . . . . . . . . . . . . . . . . .	60,775	544,544
		5,430,463
Consumer Discretionary-26.57%
Abercrombie & Fitch Co., Class A . . . . . . . . . . .	80,558	1,057,727
American Axle & Manufacturing Holdings,
Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	242,578	1,535,519
American Public Education, Inc.(b) . . . . . . . . . .	4,030	89,708
Asbury Automotive Group, Inc.(b) . . . . . . . . . . .	22,901	2,029,945
Barnes & Noble Education, Inc.(b) . . . . . . . . . . .	182,939	605,528
Big Lots, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,636	1,179,995
BJ's Restaurants, Inc.. . . . . . . . . . . . . . . . . . . . .	11,916	392,632
Bloomin' Brands, Inc. . . . . . . . . . . . . . . . . . . . . .	70,675	1,271,443
Boot Barn Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	7,162	219,659
Buckle, Inc. (The)(c). . . . . . . . . . . . . . . . . . . . . . .	12,924	292,470
Caleres, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,528	582,588
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . . .	28,930	491,231
Cato Corp. (The), Class A. . . . . . . . . . . . . . . . . .	17,451	282,183
Cavco Industries, Inc.(b) . . . . . . . . . . . . . . . . . . .	1,886	380,444
Century Communities, Inc.(b) . . . . . . . . . . . . . . .	31,827	1,060,794
Chico's FAS, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	189,833	761,230
Children's Place, Inc. (The)(c). . . . . . . . . . . . . . .	13,266	764,122
Chuy's Holdings, Inc.(b). . . . . . . . . . . . . . . . . . . .	5,844	125,295
Conn's, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	45,368	369,749
Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . .	35,818	913,001
Cooper-Standard Holdings, Inc.(b) . . . . . . . . . . .	42,317	731,238
Core-Mark Holding Co., Inc. . . . . . . . . . . . . . . . .	245,812	5,656,134
Crocs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,554	328,538
Dave & Buster's Entertainment, Inc. . . . . . . . . .	12,778	421,802
Designer Brands, Inc., Class A. . . . . . . . . . . . . .	85,282	1,152,160
Dine Brands Global, Inc.(c) . . . . . . . . . . . . . . . . .	4,136	338,532
Dorman Products, Inc.(b) . . . . . . . . . . . . . . . . . .	5,213	316,116
El Pollo Loco Holdings, Inc.(b) . . . . . . . . . . . . . .	10,795	139,255
Ethan Allen Interiors, Inc.. . . . . . . . . . . . . . . . . .	15,527	204,956
Express, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	151,462	560,409
Fiesta Restaurant Group, Inc.(b) . . . . . . . . . . . .	27,263	263,361
Fossil Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	115,242	528,961
Fox Factory Holding Corp.(b) . . . . . . . . . . . . . . .	4,187	265,456
GameStop Corp., Class A(c) . . . . . . . . . . . . . . . .	550,947	1,983,409
Garrett Motion, Inc. (Switzerland)(b) . . . . . . . . .	120,867	838,817
Genesco, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	18,860	648,973
Gentherm, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	8,439	344,142
G-III Apparel Group Ltd.(b) . . . . . . . . . . . . . . . . .	37,608	840,915
	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.. . . . . . . . . . . . . . . . . .	42,511	$ 3,623,212
Guess?, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,993	826,087
Haverty Furniture Cos., Inc.. . . . . . . . . . . . . . . .	14,501	243,907
Hibbett Sports, Inc.(b)(c) . . . . . . . . . . . . . . . . . . .	16,719	326,355
Installed Building Products, Inc.(b). . . . . . . . . . .	7,872	519,946
iRobot Corp.(b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .	9,391	450,674
J.C. Penney Co., Inc.(b)(c) . . . . . . . . . . . . . . . . . .	3,887,914	2,682,661
Kontoor Brands, Inc.. . . . . . . . . . . . . . . . . . . . . .	25,539	861,686
La-Z-Boy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,752	623,195
LCI Industries. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,642	834,385
LGI Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	8,611	648,839
Liquidity Services, Inc.(b) . . . . . . . . . . . . . . . . . .	14,762	57,867
Lithia Motors, Inc., Class A . . . . . . . . . . . . . . . .	29,846	3,556,449
Lumber Liquidators Holdings, Inc.(b)(c) . . . . . . .	38,841	380,642
M.D.C. Holdings, Inc. . . . . . . . . . . . . . . . . . . . . .	29,007	1,141,135
M/I Homes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	21,177	788,420
MarineMax, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	28,185	477,172
Meritage Homes Corp.(b) . . . . . . . . . . . . . . . . . .	20,858	1,323,649
Michaels Cos., Inc. (The)(b)(c) . . . . . . . . . . . . . . .	305,323	1,309,836
Monarch Casino & Resort, Inc.(b) . . . . . . . . . . . .	1,961	92,716
Monro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,727	321,399
Motorcar Parts of America, Inc.(b)(c) . . . . . . . . .	8,788	147,111
Movado Group, Inc.. . . . . . . . . . . . . . . . . . . . . . .	12,966	190,600
Office Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,669,367	3,923,012
Oxford Industries, Inc. . . . . . . . . . . . . . . . . . . . .	5,570	336,372
Perdoceo Education Corp.(b) . . . . . . . . . . . . . . .	13,320	198,868
PetMed Express, Inc.(c) . . . . . . . . . . . . . . . . . . . .	4,461	117,770
Red Robin Gourmet Burgers, Inc.(b) . . . . . . . . .	18,066	496,815
Regis Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,996	280,669
Rent-A-Center, Inc. . . . . . . . . . . . . . . . . . . . . . . .	36,057	767,653
Ruth's Hospitality Group, Inc. . . . . . . . . . . . . . .	7,644	146,230
Shake Shack, Inc., Class A(b)(c) . . . . . . . . . . . . .	3,614	214,816
Shoe Carnival, Inc.(c). . . . . . . . . . . . . . . . . . . . . .	10,694	319,858
Shutterstock, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	5,736	221,065
Signet Jewelers Ltd.. . . . . . . . . . . . . . . . . . . . . .	116,056	2,706,426
Sleep Number Corp.(b) . . . . . . . . . . . . . . . . . . . .	12,962	570,976
Sonic Automotive, Inc., Class A. . . . . . . . . . . . .	120,589	3,376,492
Stamps.com, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	2,626	370,555
Standard Motor Products, Inc. . . . . . . . . . . . . .	8,244	362,736
Steven Madden Ltd. . . . . . . . . . . . . . . . . . . . . . .	16,062	525,227
Strategic Education, Inc. . . . . . . . . . . . . . . . . . .	2,478	365,208
Sturm Ruger & Co., Inc. . . . . . . . . . . . . . . . . . . .	3,447	165,594
Tailored Brands, Inc.(c) . . . . . . . . . . . . . . . . . . . .	290,546	950,085
TopBuild Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	9,298	939,098
Tupperware Brands Corp. . . . . . . . . . . . . . . . . .	91,970	262,114
Unifi, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,440	223,103
Universal Electronics, Inc.(b) . . . . . . . . . . . . . . .	5,076	214,309
Vera Bradley, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	14,466	119,489
Vista Outdoor, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	93,700	688,695
Wingstop, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	800	67,560
Winnebago Industries, Inc. . . . . . . . . . . . . . . . . .	15,672	813,220
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . .	25,731	676,468
Zumiez, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,675	309,738
		72,126,601
Consumer Staples-8.42%
Andersons, Inc. (The) . . . . . . . . . . . . . . . . . . . . .	111,344	2,045,389
B&G Foods, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	36,326	537,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Consumer Staples-(continued)			Energy-(continued)
Calavo Growers, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,114	$370,509	Southwestern Energy Co.(b). . . . . . . . . . . . . . . .	657,877	$934,185
Cal-Maine Foods, Inc. . . . . . . . . . . . . . . . . . . . . .	10,946	381,906	Talos Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	12,853	182,513
Central Garden & Pet Co.(b)(c) . . . . . . . . . . . . . .	16,062	430,140	TETRA Technologies, Inc.(b). . . . . . . . . . . . . . . .	283,857	357,660
Central Garden & Pet Co., Class A(b) . . . . . . . . .	17,105	432,928	US Silica Holdings, Inc. . . . . . . . . . . . . . . . . . . . .	106,814	490,276
Chefs' Warehouse, Inc. (The)(b) . . . . . . . . . . . . .	16,384	501,678	Valaris PLC(c). . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,435	514,515
Coca-Cola Consolidated, Inc. . . . . . . . . . . . . . . .	6,568	1,289,824	Whiting Petroleum Corp.(b)(c). . . . . . . . . . . . . . .	103,950	192,307
. . . . . . . . . . . . . .Fresh Del Monte Produce, Inc	50,748	1,391,510			15,019,649
Inter Parfums, Inc	3,740	224,624
			Financials-6.91%
J & J Snack Foods Corp. . . . . . . . . . . . . . . . . . .	2,408	387,255
			Allegiance Bancshares, Inc. . . . . . . . . . . . . . . . .	2,478	82,195
John B. Sanfilippo & Son, Inc. . . . . . . . . . . . . . .	3,616	253,807
			Ambac Financial Group, Inc.(b). . . . . . . . . . . . . .	8,389	161,237
Medifast, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,858	237,528
MGP Ingredients, Inc. . . . . . . . . . . . . . . . . . . . . .	2,984	85,820	American Equity Investment Life Holding Co. .	31,885	806,053
			Ameris Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .	6,262	214,035
National Beverage Corp.(b)(c) . . . . . . . . . . . . . . .	7,118	301,020
PriceSmart, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	16,981	945,672	AMERISAFE, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	2,083	135,749
			Apollo Commercial Real Estate Finance, Inc.. .	9,737	157,739
Seneca Foods Corp., Class A(b) . . . . . . . . . . . . .	12,839	445,770
SpartanNash Co. . . . . . . . . . . . . . . . . . . . . . . . . .	245,517	3,051,776	ARMOUR Residential REIT, Inc. . . . . . . . . . . . . .	2,288	41,367
			Axos Financial, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	8,629	214,948
United Natural Foods, Inc.(b) . . . . . . . . . . . . . . .	1,184,143	7,661,405
Universal Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	14,496	715,378	Banc of California, Inc. . . . . . . . . . . . . . . . . . . . .	10,142	155,477
			Banner Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,082	186,302
USANA Health Sciences, Inc.(b) . . . . . . . . . . . . .	5,395	356,610
Vector Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . .	57,214	664,827	Berkshire Hills Bancorp, Inc. . . . . . . . . . . . . . . .	7,075	172,701
			Blucora, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,251	178,367
WD-40 Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	814	140,407
			Boston Private Financial Holdings, Inc	13,275	129,498

		22,853,408
			Brookline Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	8,399	116,494

Energy-5.53%			Cadence BanCorp . . . . . . . . . . . . . . . . . . . . . . . .	20,072	283,417
Archrock, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,771	273,336	Capstead Mortgage Corp. . . . . . . . . . . . . . . . . .	10,469	74,330
Bonanza Creek Energy, Inc.(b) . . . . . . . . . . . . . .	5,759	93,814	Central Pacific Financial Corp. . . . . . . . . . . . . . .	3,244	77,596
Callon Petroleum Co.(b)(c). . . . . . . . . . . . . . . . . .	56,336	127,883	City Holding Co. . . . . . . . . . . . . . . . . . . . . . . . . .	1,200	83,904
CONSOL Energy, Inc.(b) . . . . . . . . . . . . . . . . . . .	39,502	224,766	Columbia Banking System, Inc. . . . . . . . . . . . . .	5,880	195,216
Denbury Resources, Inc.(b). . . . . . . . . . . . . . . . .	373,925	281,341	Community Bank System, Inc.. . . . . . . . . . . . . .	3,290	200,065
Diamond Offshore Drilling, Inc.(b)(c) . . . . . . . . .	57,314	174,808	Customers Bancorp, Inc.(b) . . . . . . . . . . . . . . . .	8,105	164,450
DMC Global, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . .	2,867	103,384	CVB Financial Corp. . . . . . . . . . . . . . . . . . . . . . .	8,954	166,007
Dril-Quip, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,334	118,757	Dime Community Bancshares, Inc. . . . . . . . . . .	4,515	75,762
Era Group, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . .	8,665	84,917	Donnelley Financial Solutions, Inc.(b) . . . . . . . .	31,205	271,484
Exterran Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	77,547	395,490	Eagle Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . . .	3,630	135,835
Geospace Technologies Corp.(b) . . . . . . . . . . . .	2,132	26,288	eHealth, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	1,341	157,366
Green Plains, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	75,237	902,092	Employers Holdings, Inc. . . . . . . . . . . . . . . . . . .	7,081	272,902
Gulfport Energy Corp.(b). . . . . . . . . . . . . . . . . . .	177,924	145,827	Encore Capital Group, Inc.(b)(c) . . . . . . . . . . . . .	14,714	546,772
Helix Energy Solutions Group, Inc.(b) . . . . . . . .	29,742	199,569	Enova International, Inc.(b). . . . . . . . . . . . . . . . .	20,650	396,893
HighPoint Resources Corp.(b) . . . . . . . . . . . . . .	122,100	83,113	EZCORP, Inc., Class A(b). . . . . . . . . . . . . . . . . . .	49,733	238,718
KLX Energy Services Holdings, Inc.(b) . . . . . . . .	33,498	81,065	FGL Holdings . . . . . . . . . . . . . . . . . . . . . . . . . . . .	54,627	624,933
Laredo Petroleum, Inc.(b) . . . . . . . . . . . . . . . . . .	117,405	126,797	First Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,778	212,617
Matrix Service Co.(b) . . . . . . . . . . . . . . . . . . . . . .	24,027	290,246	First Commonwealth Financial Corp. . . . . . . . .	10,457	123,393
Nabors Industries Ltd. . . . . . . . . . . . . . . . . . . . .	473,086	832,631	First Financial Bancorp . . . . . . . . . . . . . . . . . . . .	11,017	226,950
Newpark Resources, Inc.(b) . . . . . . . . . . . . . . . .	56,307	197,638	First Midwest Bancorp, Inc. . . . . . . . . . . . . . . . .	13,801	250,488
Noble Corp. PLC(b) . . . . . . . . . . . . . . . . . . . . . . .	456,613	320,177	Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . . . . .	12,937	412,432
Oasis Petroleum, Inc.(b) . . . . . . . . . . . . . . . . . . .	316,342	517,219	Franklin Financial Network, Inc.. . . . . . . . . . . . .	2,179	72,975
Oceaneering International, Inc.(b) . . . . . . . . . . .	53,630	565,260	Glacier Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . . .	5,416	201,963
Oil States International, Inc.(b). . . . . . . . . . . . . .	23,805	188,298	Granite Point Mortgage Trust, Inc. . . . . . . . . . .	4,798	78,783
Par Pacific Holdings, Inc.(b) . . . . . . . . . . . . . . . .	77,236	1,281,345	Great Western Bancorp, Inc. . . . . . . . . . . . . . . .	5,802	155,900
PDC Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	22,180	422,085	Greenhill & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . .	6,395	93,495
Penn Virginia Corp.(b) . . . . . . . . . . . . . . . . . . . . .	6,998	111,268	Hanmi Financial Corp.. . . . . . . . . . . . . . . . . . . . .	5,186	80,902
ProPetro Holding Corp.(b) . . . . . . . . . . . . . . . . .	78,196	684,997	HCI Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	1,828	77,727
QEP Resources, Inc. . . . . . . . . . . . . . . . . . . . . . .	131,440	295,740	Heritage Financial Corp.. . . . . . . . . . . . . . . . . . .	3,412	79,124
Range Resources Corp.(c) . . . . . . . . . . . . . . . . .	264,225	731,903	HomeStreet, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	4,193	113,588
Renewable Energy Group, Inc.(b). . . . . . . . . . . .	45,943	1,215,192	Hope Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . .	18,487	225,726
REX American Resources Corp.(b) . . . . . . . . . . .	1,856	129,939	Horace Mann Educators Corp.. . . . . . . . . . . . . .	11,971	466,031
Ring Energy, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	28,182	39,737	Independent Bank Corp.. . . . . . . . . . . . . . . . . . .	2,306	155,724
RPC, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	113,047	388,882	INTL. FCStone, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	7,052	321,219
SEACOR Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	7,371	274,938	James River Group Holdings Ltd. . . . . . . . . . . .	7,832	316,491
SM Energy Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .	63,539	417,451	Kinsale Capital Group, Inc. . . . . . . . . . . . . . . . . .	1,064	129,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020 (Unaudited)

	Shares	Value		Shares	Value
Financials-(continued)			Health Care-(continued)
KKR Real Estate Finance Trust, Inc. . . . . . . . . .	4,904	$96,315	CorVel Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,694	$185,724
Meta Financial Group, Inc. . . . . . . . . . . . . . . . . .	6,025	197,921	Covetrus, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	111,289	1,236,421
National Bank Holdings Corp., Class A . . . . . . .	3,364	102,905	Cross Country Healthcare, Inc.(b) . . . . . . . . . . .	26,396	250,234
NBT Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	4,656	156,861	CryoLife, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	3,992	102,315
New York Mortgage Trust, Inc. . . . . . . . . . . . . .	44,111	251,433	Cutera, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,832	45,397
NMI Holdings, Inc., Class A(b). . . . . . . . . . . . . . .	3,956	92,333	Cytokinetics, Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	1,096	15,278
Northfield Bancorp, Inc. . . . . . . . . . . . . . . . . . . .	3,811	53,849	Eagle Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . .	1,276	58,568
Northwest Bancshares, Inc. . . . . . . . . . . . . . . . .	11,455	159,110	Emergent BioSolutions, Inc.(b) . . . . . . . . . . . . . .	7,345	431,005
OFG Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,586	126,990	Enanta Pharmaceuticals, Inc.(b). . . . . . . . . . . . .	1,157	58,868
Old National Bancorp . . . . . . . . . . . . . . . . . . . . .	18,993	299,330	Endo International PLC(b) . . . . . . . . . . . . . . . . . .	238,687	1,317,552
Opus Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,508	106,704	Ensign Group, Inc. (The) . . . . . . . . . . . . . . . . . .	20,009	890,401
Pacific Premier Bancorp, Inc. . . . . . . . . . . . . . .	6,316	163,142	Hanger, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,265	352,164
PennyMac Mortgage Investment Trust. . . . . . .	19,872	411,350	HealthStream, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	3,370	81,958
Piper Sandler Cos. . . . . . . . . . . . . . . . . . . . . . . .	3,710	259,997	Heska Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	495	47,258
PRA Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	9,909	384,667	HMS Holdings Corp.(b) . . . . . . . . . . . . . . . . . . . .	7,915	181,808
Preferred Bank . . . . . . . . . . . . . . . . . . . . . . . . . .	1,536	78,536	Innoviva, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	7,612	102,534
ProAssurance Corp. . . . . . . . . . . . . . . . . . . . . . .	9,637	261,645	Inogen, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,969	90,141
Provident Financial Services, Inc. . . . . . . . . . . .	6,566	131,189	Integer Holdings Corp.(b) . . . . . . . . . . . . . . . . . .	6,060	546,430
Ready Capital Corp. . . . . . . . . . . . . . . . . . . . . . .	8,890	128,905	Invacare Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	37,973	287,835
Redwood Trust, Inc. . . . . . . . . . . . . . . . . . . . . . .	15,081	257,584	Lannett Co., Inc.(b)(c) . . . . . . . . . . . . . . . . . . . . .	26,170	227,679
S&T Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,518	115,637	Lantheus Holdings, Inc.(b) . . . . . . . . . . . . . . . . .	6,382	99,240
Safety Insurance Group, Inc. . . . . . . . . . . . . . . .	3,342	263,149	LeMaitre Vascular, Inc.(c) . . . . . . . . . . . . . . . . . .	1,217	34,685
Seacoast Banking Corp. of Florida(b) . . . . . . . .	4,215	104,954	LHC Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	5,950	722,687
ServisFirst Bancshares, Inc.. . . . . . . . . . . . . . . .	4,065	140,446	Luminex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,656	140,043
Simmons First National Corp., Class A . . . . . . .	13,640	291,623	Magellan Health, Inc.(b) . . . . . . . . . . . . . . . . . . .	35,476	2,128,915
Southside Bancshares, Inc. . . . . . . . . . . . . . . . .	2,900	93,438	Medpace Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	3,892	350,047
Stewart Information Services Corp. . . . . . . . . .	17,451	631,377	Meridian Bioscience, Inc. . . . . . . . . . . . . . . . . . .	7,815	62,442
Third Point Reinsurance Ltd. (Bermuda)(b) . . .	24,851	221,671	Merit Medical Systems, Inc.(b) . . . . . . . . . . . . . .	12,235	440,582
Tompkins Financial Corp. . . . . . . . . . . . . . . . . . .	1,414	112,385	Mesa Laboratories, Inc.(c) . . . . . . . . . . . . . . . . .	156	37,329
Triumph Bancorp, Inc.(b) . . . . . . . . . . . . . . . . . .	3,281	111,127	Momenta Pharmaceuticals, Inc.(b). . . . . . . . . . .	1,312	37,116
TrustCo Bank Corp. . . . . . . . . . . . . . . . . . . . . . .	9,033	61,966	Myriad Genetics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	12,266	216,127
United Community Banks, Inc. . . . . . . . . . . . . .	7,755	192,091	Natus Medical, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	6,140	165,043
United Fire Group, Inc. . . . . . . . . . . . . . . . . . . . .	9,610	368,447	Neogen Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	2,284	138,753
United Insurance Holdings Corp.. . . . . . . . . . . .	24,988	234,887	NeoGenomics, Inc.(b). . . . . . . . . . . . . . . . . . . . . .	5,383	152,500
Universal Insurance Holdings, Inc. . . . . . . . . . .	12,148	251,342	NextGen Healthcare, Inc.(b) . . . . . . . . . . . . . . . .	13,527	176,933
Veritex Holdings, Inc. . . . . . . . . . . . . . . . . . . . . .	4,824	116,114	Omnicell, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	4,055	330,361
Virtus Investment Partners, Inc. . . . . . . . . . . . .	1,700	187,680	OraSure Technologies, Inc.(b) . . . . . . . . . . . . . .	7,245	43,687
Waddell & Reed Financial, Inc., Class A(c) . . . . .	24,369	335,317	Orthofix Medical, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,795	134,115
Walker & Dunlop, Inc. . . . . . . . . . . . . . . . . . . . . .	5,167	335,080	Owens & Minor, Inc. . . . . . . . . . . . . . . . . . . . . . .	680,024	4,644,564
Westamerica Bancorporation . . . . . . . . . . . . . .	1,164	67,302	Pacira BioSciences, Inc.(b) . . . . . . . . . . . . . . . . .	3,240	140,551
WisdomTree Investments, Inc. . . . . . . . . . . . . .	21,234	86,210	Pennant Group, Inc. (The)(b) . . . . . . . . . . . . . . .	4,241	115,228
World Acceptance Corp.(b) . . . . . . . . . . . . . . . . .	2,372	185,253	Phibro Animal Health Corp., Class A. . . . . . . . .	12,825	323,831
			Progenics Pharmaceuticals, Inc.(b) . . . . . . . . . .	1,731	8,170
		18,740,846
			Providence Service Corp. (The)(b)	9,894	611,251
Health Care-11.52%
			RadNet, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,616	441,615
Acorda Therapeutics, Inc.(b) . . . . . . . . . . . . . . .	45,052	64,875	REGENXBIO, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	552	22,080
Addus HomeCare Corp.(b) . . . . . . . . . . . . . . . . .	2,458	187,472	Select Medical Holdings Corp.(b) . . . . . . . . . . . .	88,748	2,124,627
Akorn, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71,577	83,029	Spectrum Pharmaceuticals, Inc.(b) . . . . . . . . . .	1,319	3,772
AMAG Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	10,990	85,173	Supernus Pharmaceuticals, Inc.(b). . . . . . . . . . .	6,867	123,537
AMN Healthcare Services, Inc.(b). . . . . . . . . . . .	13,759	1,012,662	(b)	917	32,012
Amphastar Pharmaceuticals, Inc.(b) . . . . . . . . .	6,386	98,281	SurModics, Inc. . . . . . . . . . . . . . . . . . . . . . . . .
			Tabula Rasa HealthCare, Inc.(b)(c) . . . . . . . . . . .	2,645	148,570
AngioDynamics, Inc.(b) . . . . . . . . . . . . . . . . . . . .	8,222	94,471	Tactile Systems Technology, Inc.(b) . . . . . . . . .	999	50,360
ANI Pharmaceuticals, Inc.(b) . . . . . . . . . . . . . . .	1,325	63,613	Tivity Health, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	19,686	249,422
Anika Therapeutics, Inc.(b) . . . . . . . . . . . . . . . . .	791	33,032	US Physical Therapy, Inc.. . . . . . . . . . . . . . . . . .	1,529	159,352
BioTelemetry, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	3,632	155,159
			Vanda Pharmaceuticals, Inc.(b) . . . . . . . . . . . . .	4,923	54,301
Cardiovascular Systems, Inc.(b) . . . . . . . . . . . . .	2,107	79,265	Varex Imaging Corp.(b) . . . . . . . . . . . . . . . . . . . .	9,392	218,082
Community Health Systems, Inc.(b)(c) . . . . . . . .	1,490,290	7,347,130	Xencor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,657	53,836
Computer Programs & Systems, Inc	4,006	107,281
					31,259,471
CONMED Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	3,145	297,643
Corcept Therapeutics, Inc.(b) . . . . . . . . . . . . . . .	8,324	105,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Industrials-18.36%
AAON, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,449	$189,729
AAR Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,134	626,530
ABM Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .	66,557	2,191,056
Aegion Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	21,843	393,392
Aerojet Rocketdyne Holdings, Inc.(b) . . . . . . . .	16,057	791,289
AeroVironment, Inc.(b) . . . . . . . . . . . . . . . . . . . .	2,026	104,116
Alamo Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	3,399	376,507
Albany International Corp., Class A . . . . . . . . .	4,785	306,575
Allegiant Travel Co. . . . . . . . . . . . . . . . . . . . . . .	3,958	536,467
American Woodmark Corp.(b) . . . . . . . . . . . . . .	5,865	491,311
Apogee Enterprises, Inc. . . . . . . . . . . . . . . . . . .	13,491	407,293
Applied Industrial Technologies, Inc.. . . . . . . . .	19,620	1,157,384
ArcBest Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,039	832,793
Arcosa, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,676	630,481
Astec Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	11,683	438,697
Atlas Air Worldwide Holdings, Inc.(b) . . . . . . . .	37,844	1,011,192
AZZ, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,188	302,055
Barnes Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .	9,248	496,618
Brady Corp., Class A. . . . . . . . . . . . . . . . . . . . . .	7,614	360,447
Briggs & Stratton Corp.(c). . . . . . . . . . . . . . . . . .	125,393	397,496
Chart Industries, Inc.(b). . . . . . . . . . . . . . . . . . . .	8,077	459,743
CIRCOR International, Inc.(b) . . . . . . . . . . . . . . .	8,869	319,107
Comfort Systems USA, Inc. . . . . . . . . . . . . . . . .	19,005	802,391
Cubic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,849	481,740
DXP Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . . .	11,687	331,794
Echo Global Logistics, Inc.(b) . . . . . . . . . . . . . . .	43,692	806,117
Encore Wire Corp.. . . . . . . . . . . . . . . . . . . . . . . .	8,579	420,114
Enerpac Tool Group Corp. . . . . . . . . . . . . . . . . .	14,378	307,258
EnPro Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	8,689	468,772
ESCO Technologies, Inc. . . . . . . . . . . . . . . . . . .	3,475	315,947
Exponent, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,251	165,786
Federal Signal Corp. . . . . . . . . . . . . . . . . . . . . . .	13,843	401,447
Forrester Research, Inc.(b) . . . . . . . . . . . . . . . . .	3,941	142,112
Forward Air Corp. . . . . . . . . . . . . . . . . . . . . . . . .	7,685	453,492
Franklin Electric Co., Inc. . . . . . . . . . . . . . . . . . .	8,985	464,435
Gibraltar Industries, Inc.(b) . . . . . . . . . . . . . . . . .	7,361	372,982
GMS, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,623	996,786
Granite Construction, Inc. . . . . . . . . . . . . . . . . .	48,632	988,202
Greenbrier Cos., Inc. (The) . . . . . . . . . . . . . . . .	38,398	930,384
Griffon Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,779	726,955
Harsco Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	27,350	327,927
Hawaiian Holdings, Inc. . . . . . . . . . . . . . . . . . . .	36,118	754,144
Heartland Express, Inc.. . . . . . . . . . . . . . . . . . . .	10,244	183,470
Heidrick & Struggles International, Inc. . . . . . .	8,723	194,523
Hillenbrand, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	20,945	490,113
Hub Group, Inc., Class A(b). . . . . . . . . . . . . . . . .	28,414	1,313,579
Insteel Industries, Inc.. . . . . . . . . . . . . . . . . . . . .	7,486	148,897
Interface, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,098	439,130
John Bean Technologies Corp. . . . . . . . . . . . . .	6,469	626,587
Kaman Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,438	412,511
Kelly Services, Inc., Class A . . . . . . . . . . . . . . . .	92,431	1,535,279
Korn Ferry . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,370	642,583
Lindsay Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,785	176,769
Lydall, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,845	188,714
Marten Transport Ltd. . . . . . . . . . . . . . . . . . . . .	14,963	292,377
Matson, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,830	758,184
Matthews International Corp., Class A . . . . . . .	15,923	470,684
Mobile Mini, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	6,104	237,995
Moog, Inc., Class A . . . . . . . . . . . . . . . . . . . . . . .	12,192	940,247
Mueller Industries, Inc. . . . . . . . . . . . . . . . . . . . .	29,028	812,203
	Shares	Value
Industrials-(continued)
MYR Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	22,207	$566,501
National Presto Industries, Inc. . . . . . . . . . . . . .	1,314	103,254
Park Aerospace Corp.. . . . . . . . . . . . . . . . . . . . .	1,338	18,612
Patrick Industries, Inc. . . . . . . . . . . . . . . . . . . . .	17,099	903,340
PGT Innovations, Inc.(b) . . . . . . . . . . . . . . . . . . .	18,965	287,699
Pitney Bowes, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	294,917	1,008,616
Powell Industries, Inc.. . . . . . . . . . . . . . . . . . . . .	3,852	128,772
Proto Labs, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	1,759	154,159
Quanex Building Products Corp. . . . . . . . . . . . .	17,149	288,103
Raven Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	4,204	120,697
Resources Connection, Inc. . . . . . . . . . . . . . . . .	17,023	213,298
RR Donnelley & Sons Co. . . . . . . . . . . . . . . . . . .	643,836	1,223,288
Saia, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,269	634,656
Simpson Manufacturing Co., Inc. . . . . . . . . . . .	5,331	423,441
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,502	839,991
SPX Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,515	482,824
SPX FLOW, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	14,220	523,012
Standex International Corp.. . . . . . . . . . . . . . . .	3,734	236,848
Team, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,350	348,165
Tennant Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,425	388,104
Titan International, Inc. . . . . . . . . . . . . . . . . . . .	177,069	393,093
Triumph Group, Inc. . . . . . . . . . . . . . . . . . . . . . .	41,458	787,702
TrueBlue, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	38,423	571,734
UniFirst Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,308	614,659
Universal Forest Products, Inc. . . . . . . . . . . . . .	33,662	1,577,401
US Ecology, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .	4,178	175,727
Veritiv Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	147,809	1,779,620
Viad Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,722	387,644
Vicor Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,349	101,571
Wabash National Corp.. . . . . . . . . . . . . . . . . . . .	57,549	631,888
Watts Water Technologies, Inc., Class A . . . . .	6,097	572,569
		49,829,896
Information Technology-11.47%
3D Systems Corp.(b)(c) . . . . . . . . . . . . . . . . . . . .	27,450	251,442
8x8, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,530	157,805
ADTRAN, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,226	178,808
Advanced Energy Industries, Inc.(b) . . . . . . . . .	3,310	196,862
Agilysys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,344	75,313
Alarm.com Holdings, Inc.(b) . . . . . . . . . . . . . . . .	4,193	202,312
Anixter International, Inc.(b). . . . . . . . . . . . . . . .	37,184	3,625,812
Applied Optoelectronics, Inc.(b)(c) . . . . . . . . . . .	6,878	61,421
Arlo Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	33,596	110,195
Axcelis Technologies, Inc.(b). . . . . . . . . . . . . . . .	5,436	130,410
Badger Meter, Inc. . . . . . . . . . . . . . . . . . . . . . . .	2,524	151,970
Bel Fuse, Inc., Class B. . . . . . . . . . . . . . . . . . . . .	10,044	114,903
Benchmark Electronics, Inc. . . . . . . . . . . . . . . .	26,498	720,216
Bottomline Technologies (DE), Inc.(b) . . . . . . . .	3,076	136,205
Brooks Automation, Inc.. . . . . . . . . . . . . . . . . . .	6,948	239,775
CalAmp Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . .	11,839	113,891
Cardtronics PLC, Class A(b) . . . . . . . . . . . . . . . .	12,335	447,390
CEVA, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,113	31,620
Cohu, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,260	230,492
Comtech Telecommunications Corp. . . . . . . . .	7,260	203,425
CSG Systems International, Inc. . . . . . . . . . . . .	6,732	297,891
CTS Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,214	161,999
Daktronics, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	36,533	179,742
Diebold Nixdorf, Inc.(b) . . . . . . . . . . . . . . . . . . . .	173,700	1,219,374
Digi International, Inc.(b). . . . . . . . . . . . . . . . . . .	5,617	74,369
Diodes, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,524	419,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
DSP Group, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,767	$37,659
Ebix, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,535	172,785
ePlus, Inc.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,680	506,077
EVERTEC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,673	168,375
ExlService Holdings, Inc.(b). . . . . . . . . . . . . . . . .	5,223	389,897
Extreme Networks, Inc.(b) . . . . . . . . . . . . . . . . .	54,357	273,416
Fabrinet (Thailand)(b) . . . . . . . . . . . . . . . . . . . . .	9,848	542,822
FARO Technologies, Inc.(b). . . . . . . . . . . . . . . . .	2,819	161,360
FormFactor, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	8,236	184,239
Harmonic, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	18,647	114,493
Ichor Holdings Ltd.(b) . . . . . . . . . . . . . . . . . . . . .	6,546	189,310
Insight Enterprises, Inc.(b) . . . . . . . . . . . . . . . . .	41,526	2,287,667
Itron, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,058	838,639
KEMET Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,874	518,314
Knowles Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	14,643	243,367
Kulicke & Soffa Industries, Inc. (Singapore) . . .	7,704	175,882
LivePerson, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	2,769	73,268
ManTech International Corp., Class A. . . . . . . .	10,269	769,148
MaxLinear, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	6,082	94,028
Methode Electronics, Inc.. . . . . . . . . . . . . . . . . .	9,830	301,388
MicroStrategy, Inc., Class A(b) . . . . . . . . . . . . . .	1,252	169,220
MTS Systems Corp. . . . . . . . . . . . . . . . . . . . . . .	7,173	287,924
NETGEAR, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	16,314	307,845
NIC, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,963	109,063
OneSpan, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	5,510	90,970
Onto Innovation, Inc.(b) . . . . . . . . . . . . . . . . . . .	3,086	94,339
OSI Systems, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	4,508	366,365
PDF Solutions, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	1,863	27,274
Perficient, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	4,796	196,492
Photronics, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . .	12,706	158,190
Plantronics, Inc.(c) . . . . . . . . . . . . . . . . . . . . . . . .	29,518	405,282
Plexus Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	15,381	1,020,529
Power Integrations, Inc. . . . . . . . . . . . . . . . . . . .	1,603	139,541
Progress Software Corp. . . . . . . . . . . . . . . . . . .	3,754	139,987
Qualys, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,375	110,248
Rambus, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	6,681	93,400
Rogers Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	2,637	305,892
Sanmina Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	95,135	2,501,099
ScanSource, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . .	38,486	1,094,157
SMART Global Holdings, Inc.(b) . . . . . . . . . . . . .	13,902	373,130
SPS Commerce, Inc.(b) . . . . . . . . . . . . . . . . . . . .	1,815	95,469
Sykes Enterprises, Inc.(b) . . . . . . . . . . . . . . . . . .	16,831	533,206
TiVo Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,078	242,830
TTEC Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . .	16,907	632,829
TTM Technologies, Inc.(b) . . . . . . . . . . . . . . . . . .	69,221	899,181
Ultra Clean Holdings, Inc.(b) . . . . . . . . . . . . . . . .	17,091	357,373
Unisys Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . .	94,409	1,466,172
Veeco Instruments, Inc.(b) . . . . . . . . . . . . . . . . .	10,971	146,902
Viavi Solutions, Inc.(b). . . . . . . . . . . . . . . . . . . . .	29,208	385,254
Virtusa Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,207	494,341
Xperi Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,093	121,929
		31,141,360
Materials-6.09%
A. Schulman, Inc., CVR(b)(d) . . . . . . . . . . . . . . . .	37,522	19,624
AdvanSix, Inc.(b) . . . . . . . . . . . . . . . . . . . . . . . . .	25,909	376,458
AK Steel Holding Corp.(b) . . . . . . . . . . . . . . . . . .	723,083	1,670,322
American Vanguard Corp. . . . . . . . . . . . . . . . . .	10,011	152,668
Balchem Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .	2,329	219,997
Boise Cascade Co.. . . . . . . . . . . . . . . . . . . . . . . .	47,526	1,686,223
	Shares	Value
Materials-(continued)
Century Aluminum Co.(b) . . . . . . . . . . . . . . . . . .	89,733	$520,451
Clearwater Paper Corp.(b) . . . . . . . . . . . . . . . . .	31,636	862,714
Cleveland-Cliffs, Inc.(c) . . . . . . . . . . . . . . . . . . . .	90,217	524,161
Ferro Corp.(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,911	475,386
FutureFuel Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	8,052	81,889
GCP Applied Technologies, Inc.(b) . . . . . . . . . . .	17,650	343,646
H.B. Fuller Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,693	851,016
Hawkins, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,649	166,202
Haynes International, Inc. . . . . . . . . . . . . . . . . .	4,903	124,095
Innospec, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,808	502,624
Kaiser Aluminum Corp. . . . . . . . . . . . . . . . . . . .	5,113	483,434
Koppers Holdings, Inc.(b) . . . . . . . . . . . . . . . . . .	18,478	403,929
Kraton Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . .	28,316	286,558
Livent Corp.(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,409	164,392
LSB Industries, Inc.(b) . . . . . . . . . . . . . . . . . . . . .	41,419	80,767
Materion Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	7,569	343,178
Mercer International, Inc. (Germany) . . . . . . . .	52,808	467,879
Myers Industries, Inc. . . . . . . . . . . . . . . . . . . . . .	11,881	161,225
Neenah, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,973	287,290
Olympic Steel, Inc. . . . . . . . . . . . . . . . . . . . . . . .	35,143	423,473
PH Glatfelter Co. . . . . . . . . . . . . . . . . . . . . . . . . .	18,817	268,330
Quaker Chemical Corp.. . . . . . . . . . . . . . . . . . . .	2,257	355,636
Rayonier Advanced Materials, Inc. . . . . . . . . . .	177,492	434,855
Schweitzer-Mauduit International, Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,584	289,452
Stepan Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,278	639,227
SunCoke Energy, Inc. . . . . . . . . . . . . . . . . . . . . .	107,116	493,805
TimkenSteel Corp.(b) . . . . . . . . . . . . . . . . . . . . . .	68,824	348,938
Tredegar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	16,469	280,961
Trinseo S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,133	878,110
US Concrete, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	14,379	385,932
Warrior Met Coal, Inc.. . . . . . . . . . . . . . . . . . . . .	26,943	477,430
		16,532,277
Real Estate-2.29%
Acadia Realty Trust . . . . . . . . . . . . . . . . . . . . . .	4,257	97,230
Agree Realty Corp. . . . . . . . . . . . . . . . . . . . . . . .	1,033	74,190
American Assets Trust, Inc.. . . . . . . . . . . . . . . .	2,909	120,578
Armada Hoffler Properties, Inc. . . . . . . . . . . . .	4,446	74,515
CareTrust REIT, Inc. . . . . . . . . . . . . . . . . . . . . . .	2,954	61,650
CBL & Associates Properties, Inc. . . . . . . . . . . .	288,569	153,172
Cedar Realty Trust, Inc. . . . . . . . . . . . . . . . . . . .	20,929	54,206
Chatham Lodging Trust . . . . . . . . . . . . . . . . . . .	6,800	94,792
Community Healthcare Trust, Inc. . . . . . . . . . .	473	22,529
DiamondRock Hospitality Co.. . . . . . . . . . . . . . .	32,319	294,749
Easterly Government Properties, Inc.. . . . . . . .	3,365	79,986
Essential Properties Realty Trust, Inc. . . . . . . .	1,965	45,018
Four Corners Property Trust, Inc.. . . . . . . . . . .	2,211	63,434
Franklin Street Properties Corp. . . . . . . . . . . . .	12,044	85,874
Getty Realty Corp.. . . . . . . . . . . . . . . . . . . . . . . .	1,591	45,089
Global Net Lease, Inc.. . . . . . . . . . . . . . . . . . . . .	5,739	105,885
Hersha Hospitality Trust. . . . . . . . . . . . . . . . . . .	14,087	162,423
Independence Realty Trust, Inc.(c) . . . . . . . . . .	5,572	73,885
Industrial Logistics Properties Trust . . . . . . . . .	3,854	79,624
Innovative Industrial Properties, Inc.(c). . . . . . .	158	14,526
iStar, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,845	285,125
Kite Realty Group Trust . . . . . . . . . . . . . . . . . . .	6,845	110,547
Lexington Realty Trust. . . . . . . . . . . . . . . . . . . .	11,797	122,335
LTC Properties, Inc. . . . . . . . . . . . . . . . . . . . . . .	1,480	66,348
Marcus & Millichap, Inc.(b). . . . . . . . . . . . . . . . . .	8,239	263,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
National Storage Affiliates Trust . . . . . . . . . . . .	4,208	$141,978
Office Properties Income Trust . . . . . . . . . . . . .	7,530	219,349
Pennsylvania REIT(c) . . . . . . . . . . . . . . . . . . . . . .	24,301	57,350
RE/MAX Holdings, Inc., Class A. . . . . . . . . . . . .	2,587	75,411
Realogy Holdings Corp.(c). . . . . . . . . . . . . . . . . .	202,760	1,879,585
Retail Opportunity Investments Corp. . . . . . . .	6,150	92,250
RPT Realty. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,294	81,570
Safehold, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	790	43,150
Shares
Money Market Funds-0.02%
Invesco Premier U.S. Government Money
Portfolio, Institutional Class, 1.46%(e)
(Cost $44,389) . . . . . . . . . . . . . . . . . . . . . . . .	44,389

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.95%

(Cost $321,885,586). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value

$44,389

271,289,246

Saul Centers, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	1,754	75,440
St. Joe Co. (The)(b) . . . . . . . . . . . . . . . . . . . . . . .	1,861	36,606
Summit Hotel Properties, Inc. . . . . . . . . . . . . . .	17,225	159,676
Universal Health Realty Income Trust . . . . . . .	249	26,822
Urstadt Biddle Properties, Inc., Class A . . . . . .	2,188	45,095
Washington Prime Group, Inc.(c) . . . . . . . . . . . .	70,300	193,325
Washington REIT. . . . . . . . . . . . . . . . . . . . . . . . .	4,010	107,668
Whitestone REIT . . . . . . . . . . . . . . . . . . . . . . . . .	3,116	38,296
Xenia Hotels & Resorts, Inc.. . . . . . . . . . . . . . . .	20,173	301,788
		6,226,387
Utilities-0.77%
American States Water Co. . . . . . . . . . . . . . . . .	2,081	159,384
Avista Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,846	511,389
California Water Service Group . . . . . . . . . . . . .	5,371	257,593
El Paso Electric Co. . . . . . . . . . . . . . . . . . . . . . . .	4,798	325,640
Northwest Natural Holding Co. . . . . . . . . . . . . .	3,906	256,898
South Jersey Industries, Inc. . . . . . . . . . . . . . . .	21,205	573,595
		2,084,499

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.14%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(e)(f) . . . . . . . . . . . .	14,510,412	14,510,412
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(e)(f). . . . . . . . . . . . . . . . . . . . . . .	4,876,361	4,878,799
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $19,388,689) . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	19,389,211
TOTAL INVESTMENTS IN SECURITIES-107.09%
(Cost $341,274,275). . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	290,678,457
OTHER ASSETS LESS LIABILITIES-(7.09)% . . . .	. . . . . . . . . . .	(19,235,513)
NET ASSETS-100.00%. . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$271,442,944

Total Common Stocks & Other Equity Interests
(Cost $321,841,197). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	271,244,857

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)Security valued using significant unobservable inputs (Level 3). See Note 5.

(e)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(f)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

The Fund's Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	August 31, 2019	at Cost	from Sales	Appreciation	(Loss)	February 29, 2020	Income

Invesco Mortgage Capital, Inc.*	$48,352	$-	$(50,418)	$2,980	$(914)	$-	$-

* At February 29, 2020, this security was no longer held.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)

February 29, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Consumer Discretionary	26.57
Industrials	18.36

Health Care	11.52
Information Technology	11.47

Consumer Staples	8.42
Financials	6.91

Materials	6.09
Energy	5.53

Sector Types Each Less Than 3%	5.06
Money Market Funds Plus Other Assets
Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

February 29, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.27%
Communication Services-7.20%
Interpublic Group of Cos., Inc. (The) . . . . . . .	856,362	$18,291,892
Meredith Corp.(b) . . . . . . . . . . . . . . . . . . . . . . .	204,967	5,400,881
Verizon Communications, Inc. . . . . . . . . . . . .	1,219,863	66,067,780
		89,760,553
Consumer Discretionary-19.35%
Bed Bath & Beyond, Inc.(b) . . . . . . . . . . . . . . .	1,368,845	14,797,214
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	863,415	28,889,866
Gap, Inc. (The)(b) . . . . . . . . . . . . . . . . . . . . . . .	1,822,028	26,109,661
General Motors Co. . . . . . . . . . . . . . . . . . . . . .	2,143,202	65,367,661
Goodyear Tire & Rubber Co. (The) . . . . . . . .	2,068,417	20,032,619
H&R Block, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	256,101	5,293,608
Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . . .	303,966	9,261,844
Kohl's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	864,681	33,852,261
Nordstrom, Inc.(b) . . . . . . . . . . . . . . . . . . . . . .	788,225	27,351,407
Tapestry, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .	433,433	10,164,004
		241,120,145
Consumer Staples-1.18%
Coty, Inc., Class A . . . . . . . . . . . . . . . . . . . . . .	1,600,080	14,768,738
Energy-19.45%
Core Laboratories N.V. . . . . . . . . . . . . . . . . . .	35,617	955,960
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .	1,108,741	57,033,637
Kinder Morgan, Inc.. . . . . . . . . . . . . . . . . . . . .	1,233,196	23,640,367
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	278,321	18,569,577
PBF Energy, Inc., Class A . . . . . . . . . . . . . . . .	1,717,164	38,447,302
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . .	1,813,049	49,115,498
Valero Energy Corp. . . . . . . . . . . . . . . . . . . . .	823,791	54,576,154
		242,338,495
Financials-8.27%
	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A . . . . .	821,884	$ 58,731,831
Olin Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	765,198	12,388,556
Westrock Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	880,146	29,264,854
		195,546,678
Real Estate-4.82%
CoreSite Realty Corp. . . . . . . . . . . . . . . . . . . .	9,472	982,530
Healthpeak Properties, Inc. . . . . . . . . . . . . . .	101,576	3,213,865
Highwoods Properties, Inc.. . . . . . . . . . . . . . .	28,705	1,288,280
Host Hotels & Resorts, Inc.. . . . . . . . . . . . . . .	633,989	9,180,161
Lamar Advertising Co., Class A . . . . . . . . . . .	36,009	3,015,394
Medical Properties Trust, Inc. . . . . . . . . . . . .	68,475	1,446,877
Pebblebrook Hotel Trust. . . . . . . . . . . . . . . . .	117,153	2,367,662
PotlatchDeltic Corp. . . . . . . . . . . . . . . . . . . . .	37,902	1,392,519
Simon Property Group, Inc. . . . . . . . . . . . . . .	76,824	9,455,498
Urban Edge Properties . . . . . . . . . . . . . . . . . .	38,033	616,135
Ventas, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	127,256	6,842,555
Vornado Realty Trust . . . . . . . . . . . . . . . . . . .	154,495	8,277,842
Weingarten Realty Investors . . . . . . . . . . . . .	31,631	851,823
Weyerhaeuser Co. . . . . . . . . . . . . . . . . . . . . . .	428,653	11,136,405
		60,067,546
Utilities-10.04%
Dominion Energy, Inc.. . . . . . . . . . . . . . . . . . .	360,428	28,178,261
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . .	513,460	47,084,282
PPL Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	418,186	12,549,762
Southern Co. (The) . . . . . . . . . . . . . . . . . . . . .	618,584	37,337,730
		125,150,035
Total Common Stocks & Other Equity Interests
(Cost $1,453,190,689) . . . . . . . . . . . . . .	. . . . . . . . . . . .	1,237,187,443
F.N.B. Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,934	2,531,924
Hanover Insurance Group, Inc. (The) . . . . . .	67,710	8,026,343
Huntington Bancshares, Inc. . . . . . . . . . . . . .	793,834	9,740,343
Mercury General Corp. . . . . . . . . . . . . . . . . . .	149,720	6,484,373
Navient Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .	732,621	8,227,334
People's United Financial, Inc. . . . . . . . . . . . .	284,388	3,978,588
Prudential Financial, Inc.. . . . . . . . . . . . . . . . .	786,290	59,325,581
Umpqua Holdings Corp. . . . . . . . . . . . . . . . . .	154,467	2,377,247
Valley National Bancorp . . . . . . . . . . . . . . . . .	251,105	2,335,277

Money Market Funds-0.04%

Invesco Premier U.S. Government Money

Portfolio, Institutional Class, 1.46%(c)
(Cost $440,818) . . . . . . . . . . . . . . . . . . . . .	440,818

TOTAL INVESTMENTS IN SECURITIES

(excluding investments purchased with cash collateral from securities on loan)-99.31%

(Cost $1,453,631,507) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

440,818

1,237,628,261

		103,027,010
Health Care-6.61%
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . .	1,366,291	71,211,087
Patterson Cos., Inc.. . . . . . . . . . . . . . . . . . . . .	470,905	11,202,830
		82,413,917
Information Technology-6.66%
International Business Machines Corp. . . . . .	523,147	68,087,582
Seagate Technology PLC . . . . . . . . . . . . . . . .	310,881	14,906,744
		82,994,326
Materials-15.69%
Chemours Co. (The) . . . . . . . . . . . . . . . . . . . .	712,503	10,587,795
Domtar Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	280,931	8,082,385
DuPont de Nemours, Inc. . . . . . . . . . . . . . . . .	722,770	31,006,833
Greif, Inc., Class A . . . . . . . . . . . . . . . . . . . . . .	206,424	7,295,024
International Paper Co.. . . . . . . . . . . . . . . . . .	1,033,263	38,189,400

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.70%

Invesco Government & Agency Portfolio,

Institutional Class, 1.50%(c)(d) . . . . . . . . . .	34,618,413	34,618,413
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(c)(d). . . . . . . . . . . . . . . . . . . . .	11,533,391	11,539,158
Total Investments Purchased with Cash Collateral from
Securities on Loan
(Cost $46,157,011) . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	46,157,571
TOTAL INVESTMENTS IN SECURITIES-103.01%
(Cost $1,499,788,518) . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	1,283,785,832
OTHER ASSETS LESS LIABILITIES-(3.01)%. . .	. . . . . . . . . . .	(37,518,624)
NET ASSETS-100.00% . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	$1,246,267,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)

February 29, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)All or a portion of this security was out on loan at February 29, 2020.

(c)The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(d)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund's Net Assets)

as of February 29, 2020

Energy	19.45
Consumer Discretionary	19.35

Materials	15.69
Utilities	10.04

Financials	8.27
Communication Services	7.20

Information Technology	6.66
Health Care	6.61

Real Estate	4.82
Consumer Staples	1.18

Money Market Funds Plus Other Assets
Less Liabilities	0.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

		Invesco S&P
		MidCap 400	Invesco S&P	Invesco S&P
	Invesco S&P 500	Revenue	SmallCap 600	Ultra Dividend
	Revenue ETF (RWL)	ETF (RWK)	Revenue ETF (RWJ)	Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a) . . . . . . . . . . . . .	$849,277,942	$287,390,050	$271,244,857	$1,237,187,443
Affiliated investments in securities, at value . . . . . . . . . . . . . . . . .	3,739,533	11,180,451	19,433,600	46,598,389
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	146	-	397	7,161
Receivable for:
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,555,155	438,763	216,565	9,266,899
Securities lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	433	7,050	44,066	16,614
Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,456,058	-	-	23,018,327

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	871,029,267	299,016,314	290,939,485	1,316,094,833
Liabilities:
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	92,515	-	-
Payable for:
Collateral upon return of securities loaned . . . . . . . . . . . . . . . .	2,926,943	11,180,204	19,388,689	46,157,011
Fund shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,588,027	-	-	23,172,932
Accrued unitary management fees . . . . . . . . . . . . . . . . . . . . . . . .	306,099	101,748	96,263	469,658
Accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,332	11,033	11,589	28,024

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,839,401	11,385,500	19,496,541	69,827,625
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$852,189,866	$287,630,814	$271,442,944	$1,246,267,208
Net assets consist of:

Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$824,158,444	$322,619,811	$406,726,225	$1,593,609,145
Distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,031,422	(34,988,997)	(135,283,281)	(347,341,937)
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
	$852,189,866	$287,630,814	$271,442,944	$1,246,267,208
Shares outstanding (unlimited amount authorized, $0.01 par

value). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,501,400	5,251,400	4,851,400	37,900,000
Net asset value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$51.64	$54.77	$55.95	$32.88

Market price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$51.68	$54.76	$55.28	$32.48

Unaffiliated investments in securities, at cost. . . . . . . . . . . . . . . .	$823,285,209	$300,152,879	$321,841,197	$1,453,190,689

Affiliated investments in securities, at cost. . . . . . . . . . . . . . . . . .	$3,976,811	$11,180,204	$19,433,078	$46,597,829
(a)Includes securities on loan with an aggregate value of: . . . . . .
	$2,859,379	$11,002,747	$18,406,471	$45,519,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco S&P
		MidCap 400	Invesco S&P	Invesco S&P
	Invesco S&P 500	Revenue	SmallCap 600	Ultra Dividend
	Revenue ETF (RWL)	ETF (RWK)	Revenue ETF (RWJ)	Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$11,365,392	$2,843,530	$2,337,849	$39,742,763
Affiliated dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,159	1,535	1,557	22,567
Securities lending income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,955	126,114	1,226,448	245,935
Foreign withholding tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(4,630)	(412)	(372)	(122,930)
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,387,876	2,970,767	3,565,482	39,888,335
Expenses:
Unitary management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,910,351	662,237	677,259	3,122,812
Less: Waivers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(481)	(173)	(178)	(2,378)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,909,870	662,064	677,081	3,120,434
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,478,006	2,308,703	2,888,401	36,767,901
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . .	(8,857,281)	(8,175,738)	(62,594,478)	(54,822,279)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	(987)	-
Unaffiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . .	40,021,190	14,456,526	29,883,064	63,089,739
Affiliated in-kind redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . .	901	-	72	-
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,164,810	6,280,788	(32,712,329)	8,267,460
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . .	(42,639,213)	(11,636,188)	26,772,598	(110,425,091)
Affiliated investment securities . . . . . . . . . . . . . . . . . . . . . . . . . .	(41,564)	247	3,430	416

Change in net unrealized appreciation (depreciation). . . . . . . . . .	(42,680,777)	(11,635,941)	26,776,028	(110,424,675)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . .	(11,515,967)	(5,355,153)	(5,936,301)	(102,157,215)
Net increase (decrease) in net assets resulting from
operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(2,037,961)	$(3,046,450)	$(3,047,900)	$(65,389,314)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Changes in Net Assets

For the six months ended February 29, 2020, period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019

(Unaudited)

		Invesco S&P 500
		Revenue ETF (RWL)
	Six Months Ended	Two Months Ended	Year Ended
	February 29, 2020	August 31, 2019	June 30, 2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,478,006	$3,589,765	$19,436,838
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,164,810	6,787,060	52,483,739
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(42,680,777)	(24,495,492)	(6,607,324)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . .	(2,037,961)	(14,118,667)	65,313,253
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(10,529,010)	-	(19,138,436)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64,492,531	2,604,990	243,025,931
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(117,913,244)	(26,857,380)	(250,146,076)

Net increase (decrease) in net assets resulting from share transactions . . . . . . . . . . . . . . . .	(53,420,713)	(24,252,390)	(7,120,145)

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(65,987,684)	(38,371,057)	39,054,672
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	918,177,550	956,548,607	917,493,935

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$852,189,866	$918,177,550	$956,548,607
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,150,000	50,000	4,750,000
Shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,100,000)	(500,000)	(4,950,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,451,400	17,901,400	18,101,400

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,501,400	17,451,400	17,901,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

	Invesco S&P			Invesco S&P
	MidCap 400			SmallCap 600
	Revenue ETF (RWK)			Revenue ETF (RWJ)
Six Months Ended	Two Months Ended	Year Ended	Six Months Ended	Two Months Ended	Year Ended
February 29, 2020	August 31, 2019	June 30, 2019	February 29, 2020	August 31, 2019	June 30, 2019

$2,308,703	$604,617	$3,935,107	$2,888,401	$697,074	$5,409,022
6,280,788	1,652,025	18,678,879	(32,712,329)	4,584,037	25,406,976
(11,635,941)	(28,795,505)	(20,423,615)	26,776,028	(33,894,064)	(98,675,989)

(3,046,450)	(26,538,863)	2,190,371	(3,047,900)	(28,612,953)	(67,859,991)

(2,475,405)	-	(3,846,048)	(3,108,506)	-	(5,443,557)

18,109,151	2,857,012	80,869,707	47,457,158	3,109,660	175,782,312
(52,374,137)	(5,896,536)	(100,828,754)	(119,252,608)	(30,301,088)	(206,177,006)

(34,264,986)	(3,039,524)	(19,959,047)	(71,795,450)	(27,191,428)	(30,394,694)

(39,786,841)	(29,578,387)	(21,614,724)	(77,951,856)	(55,804,381)	(103,698,242)

327,417,655	356,996,042	378,610,766	349,394,800	405,199,181	508,897,423

$287,630,814	$327,417,655	$356,996,042	$271,442,944	$349,394,800	$405,199,181

300,000	50,000	1,400,000	700,000	50,000	2,600,000
(850,000)	(100,000)	(1,750,000)	(1,800,000)	(500,000)	(3,150,000)
5,801,400	5,851,400	6,201,400	5,951,400	6,401,400	6,951,400

5,251,400	5,801,400	5,851,400	4,851,400	5,951,400	6,401,400

27

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020, period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019

(Unaudited)

		Invesco S&P
		Ultra Dividend
		Revenue ETF (RDIV)
	Six Months Ended	Two Months Ended	Year Ended
	February 29, 2020	August 31, 2019	June 30, 2019
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$36,767,901	$9,813,984	$50,776,810
Net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,267,460	8,577,823	7,071,471
Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(110,424,675)	(114,555,720)	(9,146,713)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . .	(65,389,314)	(96,163,913)	48,701,568
Distributions to Shareholders from:
Distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(38,672,239)	-	(48,980,283)
Shareholder Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	462,912,302	186,494,329	2,425,047,339
Value of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(684,883,459)	(300,629,591)	(1,253,156,914)

Net increase (decrease) in net assets resulting from share transactions . . . . . . . . . . . . . .	(221,971,157)	(114,135,262)	1,171,890,425

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(326,032,710)	(210,299,175)	1,171,611,710
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,572,299,918	1,782,599,093	610,987,383

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,246,267,208	$1,572,299,918	$1,782,599,093
Changes in Shares Outstanding:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,100,000	4,950,000	64,100,000
Shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(18,300,000)	(8,200,000)	(32,750,000)
Shares outstanding, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,100,000	47,350,000	16,000,000

Shares outstanding, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,900,000	44,100,000	47,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Six Months Ended
	February 29,	Two Months Ended		Years Ended June 30,
	2020	August 31,
	(Unaudited)	2019	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . .	$52.61	$53.43	$50.69	$46.43	$40.74	$40.91	$38.56
Net investment income(a) . . . . . . . . . . . . . . .
	0.54	0.20	1.03	0.90	0.83	0.76	0.68
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.91)	(1.02)	2.72	4.41	5.60	(0.14)	2.35

Total from investment operations . . . . . . . . . .	(0.37)	(0.82)	3.75	5.31	6.43	0.62	3.03
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . .	(0.60)	-	(1.01)	(1.05)	(0.74)	(0.76)	(0.64)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	-	(0.03)	(0.04)

Total distributions . . . . . . . . . . . . . . . . . . . . . . .	(0.60)	-	(1.01)	(1.05)	(0.74)	(0.79)	(0.68)

Net asset value at end of period. . . . . . . . . . . . . .	$51.64	$52.61	$53.43	$50.69	$46.43	$40.74	$40.91

Market price at end of period . . . . . . . . . . . . . . . .	$51.68(b)	$52.62(b)	$53.41(b)
Net Asset Value Total Return(c) . . . . . . . . . .
	(0.79)%	(1.54)%	7.51%	11.49%	15.96%	1.55%	7.91%
Market Price Total Return(c) . . . . . . . . . . . . . . . . .	(0.73)%	(1.47)%	7.41%	11.46%	15.98%	1.61%	7.85%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . .	$852,190	$918,178	$956,549	$917,494	$689,504	$366,679	$343,682
Ratio to average net assets of:	0.39%(d)	0.39%(e)	0.39%	0.39%	0.42%	0.49%	0.49%
Expenses, after Waivers . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . .	0.39%(d)	0.39%(e)	0.39%	0.41%	0.52%	0.62%	0.61%
Net investment income . . . . . . . . . . . . . . . . . . .	1.93%(d)	2.26%(e)	1.99%	1.81%	1.89%	1.92%	1.70%
Portfolio turnover rate(f) . . . . . . . . . . . . . . . . . . . .	7%	0%(g)	19%	15%	15%	14%	19%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(g)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Six Months Ended
	February 29,	Two Months Ended		Years Ended June 30,
	2020	August 31,
	(Unaudited)	2019	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . .	$56.44	$61.01	$61.05	$56.31	$47.74	$49.39	$47.75
Net investment income(a) . . . . . . . . . . . . . . .
	0.42	0.10	0.65	0.63	0.56	0.44	0.41
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1.64)	(4.67)	(0.06)	4.70	8.68	(1.63)	1.79

Total from investment operations . . . . . . . . . .	(1.22)	(4.57)	0.59	5.33	9.24	(1.19)	2.20
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . .	(0.45)	-	(0.63)	(0.59)	(0.67)	(0.46)	(0.39)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	-	-	(0.17)

Total distributions . . . . . . . . . . . . . . . . . . . . . . .	(0.45)	-	(0.63)	(0.59)	(0.67)	(0.46)	(0.56)

Net asset value at end of period. . . . . . . . . . . . . .	$54.77	$56.44	$61.01	$61.05	$56.31	$47.74	$49.39

Market price at end of period . . . . . . . . . . . . . . . .	$54.76(b)	$56.42(b)	$60.91(b)
Net Asset Value Total Return(c) . . . . . . . . . .
	(2.26)%	(7.49)%	1.05%	9.48%	19.46%	(2.39)%	4.63%
Market Price Total Return(c) . . . . . . . . . . . . . . . . .	(2.24)%	(7.37)%	0.90%	9.40%	19.45%	(2.38)%	5.05%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . .	$287,631	$327,418	$356,996	$378,611	$329,502	$186,252	$242,092
Ratio to average net assets of:	0.39%(d)	0.39%(e)	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, after Waivers . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . .	0.39%(d)	0.39%(e)	0.39%	0.42%	0.56%	0.72%	0.68%
Net investment income . . . . . . . . . . . . . . . . . . .	1.36%(d)	1.06%(e)	1.09%	1.08%	1.05%	0.94%	0.84%
Portfolio turnover rate(f) . . . . . . . . . . . . . . . . . . . .	17%	0%(g)	33%	34%	46%	22%	14%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Annualized.

(e)Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(g)Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Six Months Ended
	February 29,	Two Months Ended		Years Ended June 30,
	2020	August 31,
	(Unaudited)	2019	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . .	$58.71	$63.30	$73.21	$66.03	$55.06	$58.05	$56.25
Net investment income(a) . . . . . . . . . . . . . . . . . . .
	0.54	0.11	0.79	0.69	0.55	0.36	0.39
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.73)	(4.70)	(9.90)	7.24	10.85	(2.97)	1.89

Total from investment operations . . . . . . . . . .	(2.19)	(4.59)	(9.11)	7.93	11.40	(2.61)	2.28
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . . .	(0.57)	-	(0.80)	(0.75)	(0.43)	(0.38)	(0.38)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	-	-	(0.10)

Total distributions . . . . . . . . . . . . . . . . . . . . . . .	(0.57)	-	(0.80)	(0.75)	(0.43)	(0.38)	(0.48)

Net asset value at end of period. . . . . . . . . . . . . .	$55.95	$58.71	$63.30	$73.21	$66.03	$55.06	$58.05

Market price at end of period . . . . . . . . . . . . . . . .	$55.28(b)	$58.69(b)	$63.23(b)
Net Asset Value Total Return(c) . . . . . . . . . . . . . .				12.07%(d)
	(3.88)%	(7.25)%	(12.45)%		20.75%	(4.46)%	4.06%
Market Price Total Return(c) . . . . . . . . . . . . . . . . .	(5.00)%	(7.18)%	(12.57)%	12.10%(d)	20.76%	(4.51)%	4.24%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . . .	$271,443	$349,395	$405,199	$508,897	$554,751	$297,421	$374,516
Ratio to average net assets of:	0.39%(e)	0.39%(f)	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, after Waivers . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . . .	0.39%(e)	0.39%(f)	0.39%	0.42%	0.54%	0.68%	0.67%
Net investment income . . . . . . . . . . . . . . . . . . .	1.66%(e)	1.10%(f)	1.15%	1.01%	0.86%	0.68%	0.69%
Portfolio turnover rate(g). . . . . . . . . . . . . . . . . . . .	26%	1%	39%	38%	46%	44%	21%

(a)Based on average shares outstanding.

(b)The mean between the last bid and ask prices.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

(e)Annualized.

(f)Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Six Months Ended
	February 29,	Two Months Ended		Years Ended June 30,
	2020	August 31,
	(Unaudited)	2019	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period . . . . . . . .	$35.65	$37.65	$38.19	$33.82	$31.52	$28.81	$28.72
Net investment income(a). . . . . . . . . . . . . . . . . . .
	0.87	0.21	1.46	1.73	1.50	1.21	1.20
Net realized and unrealized gain (loss) on							0.03(b)
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.73)	(2.21)	(0.66)	4.56	1.96	2.66

Total from investment operations . . . . . . . . .	(1.86)	(2.00)	0.80	6.29	3.46	3.87	1.23
Distributions to shareholders from:
Net investment income . . . . . . . . . . . . . . . . . . . .	(0.91)	-	(1.34)	(1.92)	(1.14)	(1.16)	(1.11)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	-	(0.02)	-	(0.03)

Total distributions . . . . . . . . . . . . . . . . . . . . . . .	(0.91)	-	(1.34)	(1.92)	(1.16)	(1.16)	(1.14)

Net asset value at end of period . . . . . . . . . . . . .	$32.88	$35.65	$37.65	$38.19	$33.82	$31.52	$28.81

Market price at end of period . . . . . . . . . . . . . . .	$32.48(c)	$35.67(c)	$37.67(c)
Net Asset Value Total Return(d). . . . . . . . . . . . . .
	(5.58)%	(5.31)%	2.26%	19.13%	11.10%	13.91%	4.30%
Market Price Total Return(d) . . . . . . . . . . . . . . . . .	(6.78)%	(5.31)%	2.26%	19.12%	11.18%	13.90%	4.19%
Ratios/Supplemental Data:
Net assets at end of period (000's omitted) . . .	$1,246,267	$1,572,300	$1,782,599	$610,987	$510,630	$110,330	$66,254
Ratio to average net assets of:	0.39%(e)	0.39%(f)	0.39%	0.39%	0.41%	0.49%	0.49%
Expenses, after Waivers . . . . . . . . . . . . . . . . . .
Expenses, prior to Waivers . . . . . . . . . . . . . . .	0.39%(e)	0.39%(f)	0.39%	0.41%	0.52%	0.75%	0.72%
Net investment income . . . . . . . . . . . . . . . . . .	4.59%(e)	3.36%(f)	3.93%	4.90%	4.48%	4.19%	4.06%
Portfolio turnover rate(g) . . . . . . . . . . . . . . . . . . .	31%	12%	122%	74%	81%	208%	52%

(a)Based on average shares outstanding.

(b)The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.

(c)The mean between the last bid and ask prices.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)Annualized.

(f)Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2020 (Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"

Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"

Each portfolio (each, a "Fund", and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):

Fund	Underlying Index

S&P 500 Revenue ETF	S&P 500 Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue-Weighted Index

S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900 Dividend Revenue-Weighted Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company's NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market

33

data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts') prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only Authorized Participants ("APs") may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to each Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

34

Currency Risk. Because each Fund's NAV is determined in U.S. dollars, a Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. For certain Funds, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As certain Funds will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to each Fund's rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund's NAV.

Non-Correlation Risk. Each Fund's return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or

35

more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small-and Mid-Capitalization Company Risk. Certain Funds invest in securities of small- and mid- capitalization companies, which involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's NAV and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund's Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year-end.

F.Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses - Expenses of the Trust that are excluded from a Fund's unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund's unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications - Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.Securities Lending - Each Fund may participate in securities lending and loan portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's

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books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of Net Assets)

S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%

S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%

The Adviser has agreed to waive a portion of each Fund's unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) from exceeding the Fund's unitary management fee through at least May 24, 2021.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 29, 2020, the Adviser waived fees for each Fund in the following amounts:

S&P 500 Revenue ETF	$ 481
S&P MidCap 400 Revenue ETF	173

S&P SmallCap 600 Revenue ETF	178
S&P Ultra Dividend Revenue ETF	2,378

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with S&P Dow Jones Indices LLC (the "Licensor").

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with

Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

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For the six-month period ended February 29, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
S&P MidCap 400 Revenue ETF	$ 35,744	$ 595,983	$ (140,178)
S&P SmallCap 600 Revenue ETF	227,801	202,267	125,245

S&P Ultra Dividend Revenue ETF	1,794,109	43,581,947	(8,944,059)

NOTE 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 29, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600 Revenue ETF
Investments in Securities

Common Stocks & Other Equity Interests	$271,225,233	$-	$19,624	$271,244,857
Money Market Funds	19,433,600	-	-	19,433,600

Total Investments	$290,658,833	$-	$19,624	$290,678,457

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2019, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500 Revenue ETF	$ 4,622,848	$17,799,016	$ 22,421,864
S&P MidCap 400 Revenue ETF	13,391,636	10,863,950	24,255,586

S&P SmallCap 600 Revenue ETF	11,426,382	31,183,517	42,609,899
S&P Ultra Dividend Revenue ETF	121,183,748	28,384,292	149,568,040

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 7—Investment Transactions

For the six-month period ended February 29, 2020, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500 Revenue ETF	$ 66,121,798	$ 68,421,071
S&P MidCap 400 Revenue ETF	57,198,527	57,595,182

S&P SmallCap 600 Revenue ETF	88,371,840	92,524,853
S&P Ultra Dividend Revenue ETF	498,774,975	499,976,999

For the six-month period ended February 29, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

S&P 500 Revenue ETF	$ 64,295,357	$117,298,685
S&P MidCap 400 Revenue ETF	18,081,001	51,964,736

S&P SmallCap 600 Revenue ETF	47,291,865	115,269,194
S&P Ultra Dividend Revenue ETF	462,245,371	687,644,083

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 29, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

S&P 500 Revenue ETF	$102,094,488	$ (86,291,645)	$ 15,802,843	$ 837,214,632
S&P MidCap 400 Revenue ETF	31,957,403	(49,735,230)	(17,777,827)	316,348,328

S&P SmallCap 600 Revenue ETF	24,338,784	(85,253,333)	(60,914,549)	351,593,006
S&P Ultra Dividend Revenue ETF	15,173,631	(232,393,707)	(217,220,076)	1,501,005,908

NOTE 8—Trustees' and Officer's Fees

Trustees' and Officer's Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund's unitary management fee, pays for such compensation for the Funds. The Trustee who is an "interested person" of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of their compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of

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collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund's Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds' investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2019	February 29, 2020	Six-Month Period	Six-Month Period(1)
Invesco S&P 500 Revenue ETF (RWL)
Actual	$1,000.00	$ 992.10	0.39%	$1.93

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96
Invesco S&P MidCap 400 Revenue ETF (RWK)
Actual	1,000.00	977.40	0.39	1.92
Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Actual	1,000.00	961.20	0.39	1.90

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Actual	1,000.00	944.20	0.39	1.89
Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

(1)Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2020. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

42

Proxy Voting Policies and Procedures

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust's Forms N-PORT are available on the Commission's website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-REV-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers, LLC ("PwC") advised the Registrant's Audit Committee of the following matters for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that three PwC Managers each held financial interests in investment companies within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd. (collectively, the "Invesco Fund Complex") that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit the engagement team was not aware of the investments until after the three PwC Managers ceased providing services, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individuals did not provide any audit services to the Registrant or its affiliates and did not provide any consultation to the audit engagement team of the Funds and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by these matters as they relate to the audit of the Registrant and that it can continue to serve as the independent registered public accounting firm for the Funds.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange- traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X ("Rule 2-01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre- Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the

PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre- Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant's President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Certifications of the Registrant's President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper	.

Name: Daniel E. Draper

Title: President

Date: May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper	..

Name: Daniel E. Draper

Title: President

Date: May 6, 2020

By:	/s/ Kelli Gallegos	____

Name: Kelli Gallegos

Title: Treasurer

Date: May 6, 2020